UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07803

Name of Registrant:	Vanguard Scottsdale Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2022—February 28, 2023

Item 1:  Reports to Shareholders

Semiannual Report   |   February 28, 2023
Vanguard Explorer Value™ Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	15

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2023
Explorer Value Fund	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,072.80	$2.52
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.37	2.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.49%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Explorer Value Fund
Fund Allocation
As of February 28, 2023
Communication Services	7.1%
Consumer Discretionary	13.0
Consumer Staples	1.2
Energy	3.9
Financials	17.9
Health Care	5.5
Industrials	17.9
Information Technology	11.4
Materials	10.7
Real Estate	9.9
Utilities	1.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Explorer Value Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (94.7%)
Communication Services (6.7%)
	Nexstar Media Group Inc. Class A	117,838	21,906
*	Ziff Davis Inc.	190,211	15,023
	John Wiley & Sons Inc. Class A	265,634	11,818
*	Madison Square Garden Entertainment Corp.	104,754	6,341
	Interpublic Group of Cos. Inc.	150,917	5,363
[1]	Manchester United plc Class A	194,969	4,046
[1]	Paramount Global Inc. Class B	187,272	4,011
	Madison Square Garden Sports Corp.	16,358	3,127
			71,635
Consumer Discretionary (12.3%)
*	Victoria's Secret & Co.	402,348	15,949
	Lithia Motors Inc. Class A	51,500	13,142
*	Royal Caribbean Cruises Ltd.	132,275	9,344
	Kontoor Brands Inc.	172,382	8,990
*	Modine Manufacturing Co.	354,410	8,651
*	Adtalem Global Education Inc.	214,181	8,379
*	OneSpaWorld Holdings Ltd.	659,627	7,645
[1]	Cheesecake Factory Inc.	199,510	7,470
	LCI Industries	59,424	6,704
*	Leslie's Inc.	499,184	6,295
*	Mattel Inc.	273,639	4,923
	Boyd Gaming Corp.	70,401	4,585
	ADT Inc.	549,536	4,143
*	Helen of Troy Ltd.	35,762	4,030
*	Stoneridge Inc.	168,768	4,018
	Gentex Corp.	135,786	3,877
*	Perdoceo Education Corp.	242,166	3,338
*	Mohawk Industries Inc.	30,661	3,153
*	LGI Homes Inc.	25,678	2,678
*	Under Armour Inc. Class A	260,472	2,586
*	Lands' End Inc.	230,465	1,752
			131,652
		Shares	Market Value• ($000)
Consumer Staples (1.1%)
	Spectrum Brands Holdings Inc.	163,721	10,481
	J M Smucker Co.	7,928	1,173
			11,654
Energy (3.7%)
	DTE Midstream LLC	260,666	13,086
	Magnolia Oil & Gas Corp. Class A	487,598	10,654
	PDC Energy Inc.	119,599	8,026
	Viper Energy Partners LP	155,604	4,455
	Core Laboratories NV	146,091	3,487
			39,708
Financials (16.9%)
	PacWest Bancorp	558,235	15,491
	Starwood Property Trust Inc.	620,442	11,888
*	Bancorp Inc.	326,567	11,296
	Wintrust Financial Corp.	101,811	9,380
	BGC Partners Inc. Class A	1,892,983	9,200
	Columbia Banking System Inc.	302,191	8,984
	First Merchants Corp.	218,597	8,945
	Pinnacle Financial Partners Inc.	99,485	7,371
	First BanCorp (XNYS)	494,888	7,181
	Washington Federal Inc.	191,722	6,724
	Popular Inc.	93,964	6,709
	Pacific Premier Bancorp Inc.	205,229	6,654
	BankUnited Inc.	181,847	6,441
	Webster Financial Corp.	116,303	6,178
	Flushing Financial Corp.	313,071	6,092
*	NMI Holdings Inc. Class A	231,449	5,402
	WSFS Financial Corp.	107,807	5,381
	Renasant Corp.	142,427	5,124
	Northern Trust Corp.	51,274	4,885
	Evercore Inc. Class A	35,655	4,677
	Carlyle Group Inc.	128,531	4,421
	BOK Financial Corp.	41,768	4,372
	PJT Partners Inc. Class A	52,237	4,120
	Affiliated Managers Group Inc.	24,093	3,841
	Lazard Ltd. Class A	96,057	3,589
	First American Financial Corp.	61,239	3,477
*	Green Dot Corp. Class A	79,748	1,510
4

Explorer Value Fund
		Shares	Market Value• ($000)
	Janus Henderson Group plc	50,771	1,394
			180,727
Health Care (5.2%)
*	Envista Holdings Corp.	273,616	10,578
*	Enovis Corp.	152,292	8,775
*	Varex Imaging Corp.	290,576	5,140
*	QuidelOrtho Corp.	49,948	4,343
*	LivaNova plc	89,913	4,255
	Laboratory Corp. of America Holdings	17,507	4,191
*	Pacira BioSciences Inc.	95,476	4,064
*	Merit Medical Systems Inc.	51,409	3,628
*	Charles River Laboratories International Inc.	14,974	3,284
*	Prestige Consumer Healthcare Inc.	49,623	2,990
*	Acadia Healthcare Co. Inc.	31,198	2,262
*	Bio-Rad Laboratories Inc. Class A	3,966	1,895
			55,405
Industrials (17.0%)
	BWX Technologies Inc.	226,259	13,827
*	GXO Logistics Inc.	240,643	11,929
*	KAR Auction Services Inc.	807,842	11,544
*	Beacon Roofing Supply Inc.	146,898	9,548
*	WESCO International Inc.	54,373	9,003
	Esab Corp.	151,611	8,892
	KBR Inc.	159,819	8,808
*	Univar Solutions Inc.	250,368	8,700
	MDU Resources Group Inc.	270,483	8,615
	Applied Industrial Technologies Inc.	58,514	8,359
	EnerSys	74,224	6,731
*	Builders FirstSource Inc.	71,285	6,044
*	Stericycle Inc.	124,057	5,915
*	Array Technologies Inc.	308,933	5,789
	nVent Electric plc	113,993	5,226
*	MRC Global Inc.	442,532	4,956
	Kennametal Inc.	168,561	4,775
	FTAI Aviation Ltd.	181,425	4,585
*	IAA Inc.	107,607	4,402
	Interface Inc. Class A	488,020	4,304
	Masco Corp.	72,931	3,824
	HNI Corp.	121,122	3,785
*	Resideo Technologies Inc.	202,631	3,716
*	XPO Inc.	103,904	3,466
	Kaman Corp.	133,168	3,462
	Brink's Co.	51,264	3,345
	Snap-on Inc.	9,521	2,368
*	Generac Holdings Inc.	17,127	2,056
	Greenbrier Cos. Inc.	54,618	1,754
	Simpson Manufacturing Co. Inc.	12,121	1,307
			181,035
Information Technology (10.8%)
*	Verint Systems Inc.	341,899	12,780
*	Insight Enterprises Inc.	84,913	11,372
	Belden Inc.	123,154	10,392
	Jabil Inc.	119,596	9,930
*	Verra Mobility Corp. Class A	541,777	9,335
*	Fabrinet	61,447	7,489
*	Euronet Worldwide Inc.	66,832	7,275
	Concentrix Corp.	51,429	7,037
		Shares	Market Value• ($000)
	TD SYNNEX Corp.	64,558	6,231
	MKS Instruments Inc.	61,805	5,991
*	Teledyne Technologies Inc.	13,682	5,884
*	Zebra Technologies Corp. Class A	18,045	5,418
*	Consensus Cloud Solutions Inc.	102,589	4,210
*	ACI Worldwide Inc.	146,333	3,783
*	Ultra Clean Holdings Inc.	110,839	3,531
*	Keysight Technologies Inc.	18,124	2,899
*	MACOM Technology Solutions Holdings Inc. Class H	30,521	2,092
			115,649
Materials (10.2%)
	Silgan Holdings Inc.	597,754	31,920
*	Axalta Coating Systems Ltd.	586,018	17,463
	FMC Corp.	109,076	14,087
	Ashland Inc.	128,364	13,065
	Eagle Materials Inc.	57,546	8,075
*	Diversey Holdings Ltd.	966,891	5,714
	Carpenter Technology Corp.	116,662	5,638
	Pactiv Evergreen Inc.	431,139	4,661
	Graphic Packaging Holding Co.	172,550	4,107
*	ATI Inc.	89,341	3,632
			108,362
Real Estate (9.4%)
	Gaming and Leisure Properties Inc.	371,039	19,992
[1]	Medical Properties Trust Inc.	1,035,357	10,664
	Agree Realty Corp.	106,625	7,547
	SITE Centers Corp.	530,267	7,090
	Corporate Office Properties Trust	272,338	6,926
	Spirit Realty Capital Inc.	164,546	6,776
	STAG Industrial Inc.	197,241	6,635
	NETSTREIT Corp.	269,388	5,439
	Independence Realty Trust Inc.	292,231	5,287
	Equity Commonwealth	223,759	4,750
	Newmark Group Inc. Class A	583,844	4,682
	RPT Realty	378,018	4,052
*	CBRE Group Inc. Class A	41,453	3,529
*	Jones Lang LaSalle Inc.	19,079	3,329
	Sunstone Hotel Investors Inc.	299,750	3,168
			99,866
Utilities (1.4%)
	Portland General Electric Co.	149,217	7,133
	ALLETE Inc.	79,009	4,834
	Unitil Corp.	58,193	3,161
			15,128
Total Common Stocks (Cost $842,813)			1,010,821

5

Explorer Value Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (7.2%)
Money Market Fund (7.2%)
[2,3]	Vanguard Market Liquidity Fund, 4.640% (Cost $76,329)	763,468	76,339
Total Investments (101.9%) (Cost $919,142)			1,087,160
Other Assets and Liabilities—Net (-1.9%)			(19,940)
Net Assets (100%)			1,067,220
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,339,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $22,668,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2023	273	25,923	1,154

See accompanying Notes, which are an integral part of the Financial Statements.
6

Explorer Value Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $842,813)	1,010,821
Affiliated Issuers (Cost $76,329)	76,339
Total Investments in Securities	1,087,160
Investment in Vanguard	39
Cash	4,787
Cash Collateral Pledged—Futures Contracts	1,593
Receivables for Investment Securities Sold	867
Receivables for Accrued Income	1,810
Receivables for Capital Shares Issued	628
Variation Margin Receivable—Futures Contracts	3
Total Assets	1,096,887
Liabilities
Payables for Investment Securities Purchased	5,779
Collateral for Securities on Loan	22,668
Payables to Investment Advisor	710
Payables for Capital Shares Redeemed	424
Payables to Vanguard	86
Total Liabilities	29,667
Net Assets	1,067,220
1 Includes $21,339,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	907,615
Total Distributable Earnings (Loss)	159,605
Net Assets	1,067,220

Net Assets
Applicable to 25,849,330 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,067,220
Net Asset Value Per Share	$41.29

See accompanying Notes, which are an integral part of the Financial Statements.
7

Explorer Value Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends[1]	8,421
Interest[2]	1,134
Securities Lending—Net	13
Total Income	9,568
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,603
Performance Adjustment	(199)
The Vanguard Group—Note C
Management and Administrative	1,077
Marketing and Distribution	38
Custodian Fees	7
Shareholders’ Reports	32
Trustees’ Fees and Expenses	—
Other Expenses	6
Total Expenses	2,564
Expenses Paid Indirectly	(5)
Net Expenses	2,559
Net Investment Income	7,009
Realized Net Gain (Loss)
Investment Securities Sold[2]	(425)
Futures Contracts	(204)
Realized Net Gain (Loss)	(629)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	65,861
Futures Contracts	(182)
Change in Unrealized Appreciation (Depreciation)	65,679
Net Increase (Decrease) in Net Assets Resulting from Operations	72,059
1	Dividends are net of foreign withholding taxes of $27,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,102,000, $8,000, less than $1,000, and $4,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Explorer Value Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,009	12,097
Realized Net Gain (Loss)	(629)	25,613
Change in Unrealized Appreciation (Depreciation)	65,679	(159,680)
Net Increase (Decrease) in Net Assets Resulting from Operations	72,059	(121,970)
Distributions
Total Distributions	(39,564)	(47,190)
Capital Share Transactions
Issued	55,643	260,809
Issued in Lieu of Cash Distributions	37,424	44,561
Redeemed	(140,877)	(218,148)
Net Increase (Decrease) from Capital Share Transactions	(47,810)	87,222
Total Increase (Decrease)	(15,315)	(81,938)
Net Assets
Beginning of Period	1,082,535	1,164,473
End of Period	1,067,220	1,082,535

See accompanying Notes, which are an integral part of the Financial Statements.
9

Explorer Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
			2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$39.93	$46.26	$30.32	$33.49	$40.53	$34.45
Investment Operations
Net Investment Income[1]	.262	.461	.351	.400	.494	.355
Net Realized and Unrealized Gain (Loss) on Investments	2.572	(4.910)	15.911	(3.032)	(4.921)	7.112
Total from Investment Operations	2.834	(4.449)	16.262	(2.632)	(4.427)	7.467
Distributions
Dividends from Net Investment Income	(.495)	(.352)	(.322)	(.538)	(.366)	(.288)
Distributions from Realized Capital Gains	(.979)	(1.529)	—	—	(2.247)	(1.099)
Total Distributions	(1.474)	(1.881)	(.322)	(.538)	(2.613)	(1.387)
Net Asset Value, End of Period	$41.29	$39.93	$46.26	$30.32	$33.49	$40.53
Total Return[2]	7.28%	-10.05%	53.90%	-8.12%	-10.10%	22.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,067	$1,083	$1,164	$563	$655	$768
Ratio of Total Expenses to Average Net Assets[3]	0.49%[4]	0.53%[4]	0.52%	0.64%	0.55%	0.56%
Ratio of Net Investment Income to Average Net Assets	1.35%	1.05%	0.85%	1.28%	1.45%	0.95%
Portfolio Turnover Rate	10%	31%	41%	42%	27%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.04%), 0.02%, 0.01%, 0.09%, 0.01%, and 0.03%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.49% and 0.53%.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Explorer Value Fund
Notes to Financial Statements
Vanguard Explorer Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,
11

Explorer Value Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
12

Explorer Value Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Frontier Capital Management Co., LLC, Cardinal Capital Management, L.L.C., and Ariel Investments, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Frontier Capital Management Co., LLC, is subject to quarterly adjustments based on performance relative to the Russell 2000 Value Index for the preceding three years. The basic fee of Cardinal Capital Management, L.L.C., is subject to quarterly adjustments based on performance relative to the Russell 3000 Value Custom Index for periods prior to June 23, 2022, and to the new Russell 2500 Value Index, beginning June 23, 2022, for the preceding three years. The benchmark change will be fully phased in by August 2025. In accordance with the advisory contract entered into with Ariel Investments, LLC, beginning March 1, 2023, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the Russell 2500 Value Index since February 28, 2022.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended February 28, 2023, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.30% of the fund’s average net assets, before a net decrease of $199,000 (0.04%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $39,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended February 28, 2023, these arrangements reduced the fund’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).
13

Explorer Value Fund
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
F.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	922,321
Gross Unrealized Appreciation	226,667
Gross Unrealized Depreciation	(60,674)
Net Unrealized Appreciation (Depreciation)	165,993
G.	During the six months ended February 28, 2023, the fund purchased $97,026,000 of investment securities and sold $174,572,000 of investment securities, other than temporary cash investments.
H.	Capital shares issued and redeemed were:

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	Shares (000)	Shares (000)
Issued	1,387	5,932
Issued in Lieu of Cash Distributions	950	997
Redeemed	(3,600)	(4,988)
Net Increase (Decrease) in Shares Outstanding	(1,263)	1,941
At February 28, 2023, one shareholder was a record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
14

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Explorer Value Fund has renewed the fund’s investment advisory arrangements with Cardinal Capital Management, L.L.C. (Cardinal), and Frontier Capital Management Co., LLC (Frontier). The board determined that the foregoing actions were in the best interests of the fund and its shareholders. Ariel Investments, LLC, is also an advisor to the fund.
The board also has approved an amendment to the existing investment advisory agreement with Cardinal (the Amended Agreement), changing Cardinal’s performance benchmark from the Russell 3000 Value Custom Index to the Russell 2500 Value Index. Approval of the Amended Agreement followed a recent renewal of the investment advisory agreement with Cardinal. The board noted that the new index better aligns Cardinal’s performance incentives with the experience of investors in the fund and that, assuming historical performance, fees paid to Cardinal under the Amended Agreement are expected to be in line with historical fees paid. The board further noted that changing the benchmark is not expected to meaningfully affect the fund’s health, and it considered the potential benefits and risks associated with the benchmark change. The board determined that the foregoing actions were in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to the meeting to approve the renewals of the investment advisory arrangements with Cardinal and Frontier, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. Prior to the meeting to approve the change in performance benchmark for Cardinal, the trustees received information concerning the new performance benchmark and the proposed Amended Agreement. In connection with the renewals, the trustees also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
15

Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services provided by Cardinal and Frontier over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Cardinal. Founded in 1995, Cardinal is an investment advisor that manages small- and mid-capitalization value portfolios. Cardinal utilizes fundamental research to analyze a company’s ability to generate free cash flow and deploy that cash flow efficiently, enhancing shareholder value. Cardinal’s analysts engage extensively with company management teams to understand their capital allocation decisions. Cardinal seeks to purchase companies that can generate superior cash flow and make value-creating capital allocation decisions at attractive valuations. Cardinal has managed a portion of the fund since the fund’s inception.
Frontier. Founded in 1980, Frontier is an investment advisor with a long history of investing in small- and mid-cap stocks. Frontier employs a relative value approach that focuses on identifying companies with solid business models, unrecognized earnings power, and attractive valuations. The portfolio managers have the support of Frontier’s deep team of sector-focused analysts and other small- and mid-cap portfolio managers. Frontier has managed a portion of the fund since the fund’s inception.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of Cardinal’s and Frontier’s subportfolios, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that Cardinal’s and Frontier’s advisory fee rates were also below the peer-group average.
The board did not consider the profitability of Cardinal or Frontier in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Cardinal and Frontier. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
16

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q16902 042023

Semiannual Report   |   February 28, 2023
Vanguard Russell 1000 Index Funds
Vanguard Russell 1000 Index Fund
Vanguard Russell 1000 Value Index Fund
Vanguard Russell 1000 Growth Index Fund

Contents
About Your Fund’s Expenses	1
Russell 1000 Index Fund	3
Russell 1000 Value Index Fund	24
Russell 1000 Growth Index Fund	46

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2023
	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return
Russell 1000 Index Fund
ETF Shares	$1,000.00	$1,013.40	$0.40
Institutional Shares	1,000.00	1,013.40	0.35
Russell 1000 Value Index Fund
ETF Shares	$1,000.00	$1,040.40	$0.40
Institutional Shares	1,000.00	1,040.40	0.35
Russell 1000 Growth Index Fund
ETF Shares	$1,000.00	$987.50	$0.39
Institutional Shares	1,000.00	987.40	0.34
Based on Hypothetical 5% Yearly Return
Russell 1000 Index Fund
ETF Shares	$1,000.00	$1,024.40	$0.40
Institutional Shares	1,000.00	1,024.45	0.35
Russell 1000 Value Index Fund
ETF Shares	$1,000.00	$1,024.40	$0.40
Institutional Shares	1,000.00	1,024.45	0.35
Russell 1000 Growth Index Fund
ETF Shares	$1,000.00	$1,024.40	$0.40
Institutional Shares	1,000.00	1,024.45	0.35
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Russell 1000 Index Fund, 0.08% for ETF Shares and 0.07% for Institutional Shares; for the Russell 1000 Value Index Fund, 0.08% for ETF Shares and 0.07% for Institutional Shares; and for the Russell 1000 Growth Index Fund, 0.08% for ETF Shares and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Russell 1000 Index Fund
Fund Allocation
As of February 28, 2023
Basic Materials	2.2%
Consumer Discretionary	14.3
Consumer Staples	5.6
Energy	4.9
Financials	11.7
Health Care	13.4
Industrials	13.4
Real Estate	3.1
Technology	25.9
Telecommunications	2.5
Utilities	3.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Russell 1000 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (2.2%)
	Linde plc	75,253	26,216
	Air Products and Chemicals Inc.	33,722	9,644
	Freeport-McMoRan Inc.	217,803	8,923
	Nucor Corp.	39,061	6,540
	Dow Inc.	107,239	6,134
	Ecolab Inc.	37,808	6,025
	Newmont Corp.	120,867	5,271
	Albemarle Corp.	17,811	4,530
	Fastenal Co.	87,600	4,517
	LyondellBasell Industries NV Class A	39,102	3,753
	International Flavors & Fragrances Inc.	38,772	3,614
	Steel Dynamics Inc.	25,216	3,180
	Mosaic Co.	52,075	2,770
	CF Industries Holdings Inc.	29,782	2,558
	FMC Corp.	19,207	2,481
	Avery Dennison Corp.	12,450	2,268
	Reliance Steel & Aluminum Co.	8,886	2,202
	International Paper Co.	54,526	1,984
	Celanese Corp. Class A	16,599	1,929
*	Cleveland-Cliffs Inc.	77,104	1,645
	Eastman Chemical Co.	18,511	1,577
	Alcoa Corp.	27,143	1,328
	Royal Gold Inc.	9,880	1,174
	Olin Corp.	19,149	1,106
	US Steel Corp.	35,482	1,087
	Southern Copper Corp.	12,799	943
	Valvoline Inc.	26,771	942
	Hexcel Corp.	12,637	922
*	Univar Solutions Inc.	24,794	862
	Huntsman Corp.	27,840	817
	Timken Co.	9,350	799
	Chemours Co.	23,100	790
	Ashland Inc.	7,635	777
	Element Solutions Inc.	33,898	696
	Westlake Corp.	4,921	586
	Scotts Miracle-Gro Co.	6,244	515
*	MP Materials Corp.	14,026	491
	SSR Mining Inc. (XTSE)	32,743	447
	NewMarket Corp.	868	298
	SSR Mining Inc.	52	1
			122,342
		Shares	Market Value• ($000)
Consumer Discretionary (14.3%)
*	Amazon.com Inc.	1,354,250	127,611
*	Tesla Inc.	393,805	81,010
	Home Depot Inc.	157,446	46,689
	Costco Wholesale Corp.	67,451	32,658
	Walmart Inc.	216,564	30,780
	McDonald's Corp.	112,581	29,711
*	Walt Disney Co.	277,520	27,644
	NIKE Inc. Class B	186,627	22,169
*	Netflix Inc.	66,685	21,481
	Lowe's Cos. Inc.	94,696	19,484
	Starbucks Corp.	174,653	17,830
*	Booking Holdings Inc.	5,914	14,927
	TJX Cos. Inc.	176,939	13,554
	Target Corp.	70,671	11,908
*	Uber Technologies Inc.	292,527	9,729
	Activision Blizzard Inc.	118,210	9,014
	Estee Lauder Cos. Inc. Class A	35,003	8,508
	General Motors Co.	215,809	8,360
*	O'Reilly Automotive Inc.	9,430	7,828
	Dollar General Corp.	34,289	7,417
	Ford Motor Co.	602,175	7,268
*	AutoZone Inc.	2,886	7,176
*	Airbnb Inc. Class A	57,057	7,034
	Marriott International Inc. Class A	40,513	6,856
*	Chipotle Mexican Grill Inc. Class A	4,242	6,325
	Hilton Worldwide Holdings Inc.	40,411	5,840
	Ross Stores Inc.	51,866	5,733
*	Warner Bros Discovery Inc.	359,048	5,608
	Yum! Brands Inc.	42,926	5,458
*	Lululemon Athletica Inc.	16,996	5,255
*	Aptiv plc	41,153	4,785
*	Dollar Tree Inc.	32,293	4,692
	Electronic Arts Inc.	42,149	4,676
*	Copart Inc.	64,869	4,571
	DR Horton Inc.	47,953	4,435
*	Ulta Beauty Inc.	7,670	3,979
	Tractor Supply Co.	16,804	3,920
	eBay Inc.	83,005	3,810
*	Delta Air Lines Inc.	97,858	3,752
*	Trade Desk Inc. Class A	66,966	3,747
	Genuine Parts Co.	21,143	3,739
	Lennar Corp. Class A	38,099	3,686
	Southwest Airlines Co.	90,381	3,035
*	Las Vegas Sands Corp.	50,452	2,899
4

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Omnicom Group Inc.	31,075	2,814
*	Take-Two Interactive Software Inc.	24,926	2,731
	Darden Restaurants Inc.	18,703	2,674
*	United Airlines Holdings Inc.	50,021	2,599
	Best Buy Co. Inc.	30,410	2,527
*	Expedia Group Inc.	23,097	2,517
*	Roblox Corp. Class A	68,228	2,500
*	Spotify Technology SA	21,128	2,457
*	Royal Caribbean Cruises Ltd.	33,282	2,351
	Garmin Ltd.	23,593	2,315
*	Etsy Inc.	19,048	2,313
*	NVR Inc.	440	2,276
	LKQ Corp.	37,717	2,161
*	Burlington Stores Inc.	10,061	2,156
	Interpublic Group of Cos. Inc.	59,406	2,111
	MGM Resorts International	49,020	2,108
*	Liberty Media Corp.-Liberty Formula One Class C	30,527	2,072
	Pool Corp.	5,757	2,054
	PulteGroup Inc.	34,795	1,902
	Paramount Global Inc. Class B	87,293	1,870
	BorgWarner Inc. (XNYS)	35,651	1,793
*	Live Nation Entertainment Inc.	23,770	1,713
*	Wynn Resorts Ltd.	15,774	1,709
*	Five Below Inc.	8,279	1,691
*	Deckers Outdoor Corp.	4,023	1,675
*	CarMax Inc.	24,251	1,674
	Tapestry Inc.	36,601	1,593
	Domino's Pizza Inc.	5,382	1,582
	Fox Corp. Class A	45,092	1,579
*	Caesars Entertainment Inc.	30,985	1,573
*	Carnival Corp.	147,955	1,571
*	American Airlines Group Inc.	97,643	1,560
	Service Corp. International	22,912	1,547
*	Rivian Automotive Inc. Class A	78,469	1,514
*	BJ's Wholesale Club Holdings Inc.	20,607	1,480
*	Floor & Decor Holdings Inc. Class A	15,629	1,435
	Vail Resorts Inc.	6,086	1,421
	Bath & Body Works Inc.	34,557	1,412
	Churchill Downs Inc.	5,427	1,334
	Advance Auto Parts Inc.	9,168	1,329
	VF Corp.	52,868	1,312
	Aramark	34,972	1,287
	Rollins Inc.	35,701	1,257
	Lear Corp.	8,956	1,251
	Williams-Sonoma Inc.	10,012	1,251
	Whirlpool Corp.	8,120	1,120
	Hasbro Inc.	19,844	1,092
	Tempur Sealy International Inc.	25,446	1,088
	Lithia Motors Inc. Class A	4,181	1,067
	News Corp. Class A	60,326	1,035
	Wyndham Hotels & Resorts Inc.	13,433	1,035
	Dick's Sporting Goods Inc.	8,036	1,034
	Nexstar Media Group Inc. Class A	5,554	1,033
*	Planet Fitness Inc. Class A	12,715	1,031
		Shares	Market Value• ($000)
*	DraftKings Inc. Class A	54,132	1,021
	Gentex Corp.	35,483	1,013
*	SiteOne Landscape Supply Inc.	6,667	989
	Polaris Inc.	8,550	973
	Harley-Davidson Inc.	20,279	964
	Toll Brothers Inc.	16,066	963
	New York Times Co. Class A	24,836	956
*	Mattel Inc.	53,099	955
*	Capri Holdings Ltd.	19,100	947
*	Norwegian Cruise Line Holdings Ltd.	63,175	936
*	Skechers USA Inc. Class A	20,177	898
*	Alaska Air Group Inc.	18,664	893
	Marriott Vacations Worldwide Corp.	5,830	892
*	RH	2,939	879
	H&R Block Inc.	23,309	858
*	Avis Budget Group Inc.	3,889	854
*	Hyatt Hotels Corp. Class A	7,298	848
	Newell Brands Inc.	57,037	838
	Macy's Inc.	40,549	830
*	IAA Inc.	20,179	826
	PVH Corp.	10,127	813
*,1	GameStop Corp. Class A	40,561	780
	Boyd Gaming Corp.	11,849	772
*	Liberty Media Corp.- Liberty SiriusXM Class C	23,503	757
	Ralph Lauren Corp. Class A	6,326	748
*,1	Lucid Group Inc.	80,300	733
*	Penn Entertainment Inc.	23,828	727
	Thor Industries Inc.	7,899	719
	Fox Corp. Class B	21,891	706
*	AutoNation Inc.	5,090	695
	Leggett & Platt Inc.	20,088	693
*	Bright Horizons Family Solutions Inc.	8,673	684
[1]	U-Haul Holding Co.	12,281	683
*	Coty Inc. Class A	53,839	608
*	Peloton Interactive Inc. Class A	46,681	603
	Choice Hotels International Inc.	4,839	573
	Penske Automotive Group Inc.	3,900	562
	Wendy's Co.	25,433	559
	World Wrestling Entertainment Inc. Class A	6,650	559
*,1	AMC Entertainment Holdings Inc. Class A	76,331	545
	Madison Square Garden Sports Corp.	2,826	540
*	Ollie's Bargain Outlet Holdings Inc.	9,357	538
*	Hertz Global Holdings Inc.	28,788	533
*	Grand Canyon Education Inc.	4,638	525
	Travel + Leisure Co.	12,433	522
*	YETI Holdings Inc.	13,267	517
	Kohl's Corp.	18,025	505
*,1	Wayfair Inc. Class A	12,258	496
*	Lyft Inc. Class A	48,692	487
*	Victoria's Secret & Co.	12,103	480
[1]	Sirius XM Holdings Inc.	105,977	465
	Columbia Sportswear Co.	5,268	459
	Carter's Inc.	5,906	445

5

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Copa Holdings SA Class A	4,455	411
	Gap Inc.	30,033	391
*	JetBlue Airways Corp.	46,855	389
*,1	QuantumScape Corp. Class A	38,856	372
*	Liberty Media Corp.- Liberty SiriusXM Class A	11,179	362
*	Under Armour Inc. Class A	35,732	355
[1]	Nordstrom Inc.	17,570	342
*	TripAdvisor Inc.	15,864	342
*	Leslie's Inc.	23,459	296
	Hanesbrands Inc.	51,735	294
*	Driven Brands Holdings Inc.	10,135	284
*	Six Flags Entertainment Corp.	10,671	282
	News Corp. Class B	16,229	280
	Lennar Corp. Class B	2,405	196
*	Under Armour Inc. Class C	21,531	189
*	Liberty Media Corp.- Liberty Formula One Class A	3,022	184
*,1	Carvana Co. Class A	16,227	153
*	Petco Health & Wellness Co. Inc. Class A	12,506	129
*	Playtika Holding Corp.	13,334	128
*,1	Mister Car Wash Inc.	12,795	118
[1]	U-Haul Holding Co. (XNYS)	1,347	87
[1]	Paramount Global Class A	2,317	57
			804,182
Consumer Staples (5.6%)
	Procter & Gamble Co.	359,704	49,481
	PepsiCo Inc.	210,607	36,547
	Coca-Cola Co.	594,815	35,397
	Philip Morris International Inc.	236,032	22,966
	CVS Health Corp.	199,973	16,706
	Mondelez International Inc. Class A	207,564	13,529
	Altria Group Inc.	273,617	12,704
	Colgate-Palmolive Co.	126,182	9,249
	McKesson Corp.	21,594	7,554
	General Mills Inc.	90,764	7,217
	Corteva Inc.	109,101	6,796
	Archer-Daniels-Midland Co.	83,341	6,634
	Kimberly-Clark Corp.	51,236	6,407
	Sysco Corp.	77,377	5,770
*	Monster Beverage Corp.	55,873	5,686
	Hershey Co.	22,181	5,286
	Constellation Brands Inc. Class A	23,047	5,156
	Keurig Dr Pepper Inc.	130,589	4,512
	Kroger Co.	99,753	4,303
	Kraft Heinz Co.	106,234	4,137
	Walgreens Boots Alliance Inc.	109,171	3,879
	AmerisourceBergen Corp.	23,633	3,676
	Church & Dwight Co. Inc.	37,042	3,103
	Clorox Co.	18,802	2,923
	McCormick & Co. Inc.	38,213	2,840
	Conagra Brands Inc.	71,757	2,613
	Tyson Foods Inc. Class A	43,456	2,574
	Kellogg Co.	38,877	2,564
	J M Smucker Co.	15,797	2,336
	Lamb Weston Holdings Inc.	22,099	2,224
	Bunge Ltd.	21,148	2,020
	Hormel Foods Corp.	43,837	1,945
		Shares	Market Value• ($000)
	Brown-Forman Corp. Class B	27,948	1,813
	Campbell Soup Co.	29,313	1,539
*	Darling Ingredients Inc.	24,212	1,532
	Molson Coors Beverage Co. Class B	26,971	1,435
*	Performance Food Group Co.	23,008	1,302
	Casey's General Stores Inc.	5,648	1,174
*	US Foods Holding Corp.	30,494	1,144
	Ingredion Inc.	9,889	983
	Flowers Foods Inc.	28,300	789
*	Post Holdings Inc.	8,290	746
	Albertsons Cos. Inc. Class A	25,430	506
	Brown-Forman Corp. Class A	7,073	459
*	Boston Beer Co. Inc. Class A	1,410	457
*	Freshpet Inc.	6,889	428
	Spectrum Brands Holdings Inc.	5,813	372
*	Grocery Outlet Holding Corp.	13,668	370
	Reynolds Consumer Products Inc.	8,308	228
*	Pilgrim's Pride Corp.	7,196	168
	Seaboard Corp.	36	142
*	Olaplex Holdings Inc.	19,216	94
			314,415
Energy (4.9%)
	Exxon Mobil Corp.	627,836	69,005
	Chevron Corp.	294,626	47,367
	ConocoPhillips	189,752	19,611
	Schlumberger Ltd.	215,173	11,449
	EOG Resources Inc.	89,097	10,070
	Marathon Petroleum Corp.	71,258	8,807
	Valero Energy Corp.	58,557	7,714
	Phillips 66	71,926	7,377
	Pioneer Natural Resources Co.	36,282	7,271
	Occidental Petroleum Corp.	120,854	7,077
	Cheniere Energy Inc.	37,903	5,964
	Hess Corp.	43,014	5,794
	Williams Cos. Inc.	185,611	5,587
	Devon Energy Corp.	98,961	5,336
	Kinder Morgan Inc.	302,526	5,161
	Halliburton Co.	136,513	4,946
	ONEOK Inc.	67,702	4,431
	Baker Hughes Co. Class A	143,417	4,389
*	Enphase Energy Inc.	19,912	4,192
	Diamondback Energy Inc.	26,840	3,773
	Coterra Energy Inc.	119,683	2,988
*	First Solar Inc.	16,233	2,746
	Targa Resources Corp.	34,710	2,572
	Marathon Oil Corp.	96,085	2,417
	APA Corp.	49,155	1,887
	EQT Corp.	56,470	1,874
	Ovintiv Inc. (XNYS)	37,983	1,624
	Texas Pacific Land Corp.	866	1,542
	Chesapeake Energy Corp.	18,312	1,480
	NOV Inc.	59,105	1,293
*,1	Plug Power Inc.	78,443	1,166
*	Antero Resources Corp.	43,640	1,143
	HF Sinclair Corp.	20,433	1,016
	Range Resources Corp.	35,810	965
	PDC Energy Inc.	13,334	895

6

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Southwestern Energy Co.	168,048	891
	DTE Midstream LLC	14,636	735
	Antero Midstream Corp.	50,330	530
*,1	ChargePoint Holdings Inc.	37,183	422
	New Fortress Energy Inc. Class A	8,133	268
	Enviva Inc.	4,788	209
*	Vitesse Energy Inc.	3,617	63
			274,047
Financials (11.7%)
*	Berkshire Hathaway Inc. Class B	274,929	83,903
	JPMorgan Chase & Co.	444,435	63,710
	Bank of America Corp.	1,069,932	36,699
	Wells Fargo & Co.	577,720	27,020
	Morgan Stanley	187,792	18,122
	Charles Schwab Corp.	231,444	18,034
	Goldman Sachs Group Inc.	49,950	17,565
	S&P Global Inc.	49,650	16,941
	BlackRock Inc.	22,850	15,753
	Citigroup Inc.	294,601	14,933
	Chubb Ltd.	63,319	13,362
	Progressive Corp.	88,924	12,762
	Marsh & McLennan Cos. Inc.	75,450	12,233
	CME Group Inc.	54,631	10,126
	US Bancorp	204,490	9,760
	Blackstone Inc.	106,825	9,700
	PNC Financial Services Group Inc.	61,393	9,695
	Truist Financial Corp.	202,949	9,528
	Aon plc Class A (XNYS)	31,193	9,484
	Intercontinental Exchange Inc.	84,180	8,570
	MetLife Inc.	100,486	7,208
	Moody's Corp.	24,318	7,056
	American International Group Inc.	113,190	6,917
	Travelers Cos. Inc.	35,667	6,603
	Aflac Inc.	93,915	6,400
	MSCI Inc. Class A	11,814	6,169
	Arthur J Gallagher & Co.	31,679	5,935
	Bank of New York Mellon Corp.	111,802	5,688
	Prudential Financial Inc.	56,133	5,613
	Ameriprise Financial Inc.	16,224	5,563
	Apollo Global Management Inc.	73,543	5,214
	Allstate Corp.	40,186	5,175
	State Street Corp.	55,845	4,952
	KKR & Co. Inc.	87,099	4,908
	Discover Financial Services	41,526	4,651
	M&T Bank Corp.	26,207	4,070
	Willis Towers Watson plc	16,412	3,846
	Hartford Financial Services Group Inc.	48,449	3,793
*	Arch Capital Group Ltd.	53,956	3,777
	T Rowe Price Group Inc.	33,593	3,772
	Fifth Third Bancorp	103,844	3,770
	First Republic Bank	27,699	3,407
	Huntington Bancshares Inc.	218,883	3,353
	Regions Financial Corp.	142,483	3,323
	Principal Financial Group Inc.	36,974	3,311
	Raymond James Financial Inc.	29,677	3,219
		Shares	Market Value• ($000)
	Citizens Financial Group Inc.	74,499	3,111
	LPL Financial Holdings Inc.	12,179	3,039
	Northern Trust Corp.	31,327	2,985
	Nasdaq Inc.	52,368	2,936
	Cincinnati Financial Corp	23,385	2,823
*	Markel Corp.	2,028	2,697
	KeyCorp	142,548	2,607
*	SVB Financial Group	8,963	2,582
	Broadridge Financial Solutions Inc.	17,792	2,505
	FactSet Research Systems Inc.	5,764	2,389
	Everest Re Group Ltd.	5,911	2,270
	W R Berkley Corp.	31,474	2,083
	Cboe Global Markets Inc.	16,218	2,046
	Brown & Brown Inc.	35,721	2,003
	First Horizon Corp.	79,919	1,980
	MarketAxess Holdings Inc.	5,664	1,934
	Ares Management Corp. Class A	23,392	1,886
	Loews Corp.	30,078	1,837
	Equitable Holdings Inc.	56,521	1,776
	Globe Life Inc.	13,521	1,645
	East West Bancorp Inc.	21,333	1,626
	Fidelity National Financial Inc.	39,839	1,588
*,1	Coinbase Global Inc. Class A	24,406	1,582
	Reinsurance Group of America Inc.	10,273	1,484
	Annaly Capital Management Inc.	70,859	1,465
	Webster Financial Corp.	26,352	1,400
	RenaissanceRe Holdings Ltd.	6,479	1,392
	Comerica Inc.	19,753	1,385
	Ally Financial Inc.	45,639	1,371
	American Financial Group Inc.	10,143	1,360
	Unum Group	30,241	1,347
	Franklin Resources Inc.	43,136	1,271
	First Citizens BancShares Inc. Class A	1,669	1,225
	Interactive Brokers Group Inc. Class A	13,996	1,205
	Cullen/Frost Bankers Inc.	9,008	1,187
	Western Alliance Bancorp	15,984	1,187
	Jefferies Financial Group Inc.	30,736	1,162
	Tradeweb Markets Inc. Class A	16,244	1,152
	Commerce Bancshares Inc.	17,323	1,146
	Zions Bancorp NA	22,494	1,139
	Old Republic International Corp.	42,800	1,129
	Voya Financial Inc.	14,718	1,096
	Primerica Inc.	5,656	1,086
	Signature Bank	9,409	1,082
	Carlyle Group Inc.	31,257	1,075
	Stifel Financial Corp.	15,647	1,046
	Assurant Inc.	8,032	1,023
	Invesco Ltd.	56,513	998
	Prosperity Bancshares Inc.	13,273	975
	AGNC Investment Corp.	88,604	963
	SEI Investments Co.	15,577	939
	Affiliated Managers Group Inc.	5,771	920

7

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Synovus Financial Corp.	21,826	913
	New York Community Bancorp Inc.	100,873	896
	Erie Indemnity Co. Class A	3,778	889
	First American Financial Corp.	15,219	864
*	Robinhood Markets Inc. Class A	84,925	855
	Starwood Property Trust Inc.	44,172	846
	Pinnacle Financial Partners Inc.	11,303	837
	Wintrust Financial Corp.	9,019	831
*	SoFi Technologies Inc.	124,439	821
	Lincoln National Corp.	25,678	815
	Popular Inc.	11,114	794
	Bank OZK	16,949	780
	Morningstar Inc.	3,750	777
[1]	Blue Owl Capital Inc. Class A	62,845	776
	FNB Corp.	52,818	754
	OneMain Holdings Inc.	17,471	753
	Hanover Insurance Group Inc.	5,317	742
	Evercore Inc. Class A	5,464	717
	Axis Capital Holdings Ltd.	11,645	707
*	Brighthouse Financial Inc.	10,779	623
	MGIC Investment Corp.	44,983	619
	Kemper Corp.	9,541	588
	Rithm Capital Corp.	64,454	587
	Umpqua Holdings Corp.	32,632	576
	Assured Guaranty Ltd.	8,950	559
	Janus Henderson Group plc	20,250	556
	White Mountains Insurance Group Ltd.	378	546
*	Ryan Specialty Holdings Inc.	12,840	541
	SLM Corp.	37,561	540
	First Hawaiian Inc.	19,343	529
	Lazard Ltd. Class A	12,769	477
	PacWest Bancorp	17,090	474
	BOK Financial Corp.	4,471	468
*,1	Credit Acceptance Corp.	1,020	453
	Bank of Hawaii Corp.	5,883	440
	Columbia Banking System Inc.	12,067	359
	Virtu Financial Inc. Class A	14,174	261
	Corebridge Financial Inc.	12,053	244
*,1	Upstart Holdings Inc.	10,362	192
	CNA Financial Corp.	4,100	179
[1]	Rocket Cos. Inc. Class A	18,182	143
	TFS Financial Corp.	7,533	109
	F&G Annuities & Life Inc.	2,702	55
[1]	UWM Holdings Corp.	12,409	53
			657,271
Health Care (13.4%)
	UnitedHealth Group Inc.	142,542	67,841
	Johnson & Johnson	401,110	61,474
	AbbVie Inc.	269,367	41,456
	Merck & Co. Inc.	385,521	40,958
	Eli Lilly & Co.	128,414	39,965
	Pfizer Inc.	861,165	34,937
	Thermo Fisher Scientific Inc.	59,604	32,291
	Abbott Laboratories	261,328	26,582
	Danaher Corp.	98,575	24,400
		Shares	Market Value• ($000)
	Bristol-Myers Squibb Co.	324,388	22,370
	Amgen Inc.	81,339	18,843
	Elevance Health Inc.	36,771	17,270
	Medtronic plc	203,618	16,860
	Gilead Sciences Inc.	191,215	15,399
	Stryker Corp.	53,533	14,073
	Cigna Group	45,664	13,338
*	Intuitive Surgical Inc.	53,666	12,310
*	Regeneron Pharmaceuticals Inc.	15,786	12,004
	Zoetis Inc.	71,715	11,976
*	Vertex Pharmaceuticals Inc.	38,956	11,309
*	Boston Scientific Corp.	217,455	10,159
	Becton Dickinson and Co.	43,244	10,143
	Humana Inc.	19,243	9,526
	HCA Healthcare Inc.	32,853	7,998
*	Edwards Lifesciences Corp.	94,134	7,572
*	Moderna Inc.	50,550	7,017
*	DexCom Inc.	58,803	6,528
	Agilent Technologies Inc.	44,953	6,382
*	IDEXX Laboratories Inc.	12,515	5,923
*	Centene Corp.	86,500	5,917
*	IQVIA Holdings Inc.	28,220	5,883
*	Biogen Inc.	21,795	5,882
*	Illumina Inc.	23,983	4,777
	ResMed Inc.	21,997	4,685
*	GE Healthcare Inc.	55,457	4,215
	Zimmer Biomet Holdings Inc.	31,950	3,958
*	Seagen Inc.	20,790	3,736
*	Horizon Therapeutics plc	33,694	3,689
*	Align Technology Inc.	11,900	3,683
	West Pharmaceutical Services Inc.	11,293	3,580
*	Alnylam Pharmaceuticals Inc.	18,685	3,577
*	Veeva Systems Inc. Class A	21,227	3,516
	Laboratory Corp. of America Holdings	13,527	3,238
	Baxter International Inc.	76,683	3,063
	Cardinal Health Inc.	39,765	3,011
*	Hologic Inc.	37,503	2,987
*	Insulet Corp.	10,490	2,899
	STERIS plc	15,214	2,861
*	BioMarin Pharmaceutical Inc.	28,215	2,810
	Cooper Cos. Inc.	7,457	2,438
*	Molina Healthcare Inc.	8,742	2,407
	PerkinElmer Inc.	19,205	2,392
	Quest Diagnostics Inc.	17,229	2,384
*	Avantor Inc.	93,384	2,276
*	Incyte Corp.	27,863	2,145
	Viatris Inc.	185,490	2,115
	Royalty Pharma plc Class A	56,730	2,034
*	Catalent Inc.	27,264	1,860
	Bio-Techne Corp.	23,569	1,712
	Teleflex Inc.	7,121	1,696
*	Charles River Laboratories International Inc.	7,721	1,694
*	United Therapeutics Corp.	6,808	1,675
*	Exact Sciences Corp.	26,781	1,669
*	Henry Schein Inc.	20,459	1,602
*	QIAGEN NV	34,232	1,573
*	Bio-Rad Laboratories Inc. Class A	3,272	1,563
*	Sarepta Therapeutics Inc.	12,676	1,548

8

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Neurocrine Biosciences Inc.	14,360	1,481
*	Repligen Corp.	8,380	1,461
*	Penumbra Inc.	5,470	1,422
*	Jazz Pharmaceuticals plc	9,518	1,336
	Universal Health Services Inc. Class B	9,410	1,257
	DENTSPLY SIRONA Inc.	32,375	1,233
*	Masimo Corp.	7,194	1,204
*	Novocure Ltd.	15,646	1,204
	Chemed Corp.	2,230	1,163
	Bruker Corp.	16,390	1,130
*	Acadia Healthcare Co. Inc.	13,463	976
*	Envista Holdings Corp.	24,607	951
*	Tenet Healthcare Corp.	16,058	940
	Organon & Co.	38,363	940
	Encompass Health Corp.	14,798	836
*	Exelixis Inc.	47,759	816
*	Elanco Animal Health Inc. (XNYS)	67,236	771
*	Ionis Pharmaceuticals Inc.	21,298	765
	Perrigo Co. plc	20,234	763
*	Natera Inc.	14,842	721
*	DaVita Inc.	8,526	701
*	10X Genomics Inc. Class A	14,251	677
*	Globus Medical Inc. Class A	11,506	671
*	QuidelOrtho Corp.	7,461	649
*	Oak Street Health Inc.	18,022	638
*	Teladoc Health Inc.	24,026	636
*	Syneos Health Inc.	15,518	624
*	Integra LifeSciences Holdings Corp.	10,967	610
*	agilon health Inc.	28,545	605
*	Doximity Inc. Class A	17,485	588
	Premier Inc. Class A	17,725	571
*	ICU Medical Inc.	2,996	511
*	Azenta Inc.	11,338	498
*	Guardant Health Inc.	14,728	455
*	Amedisys Inc.	4,775	439
*	Ultragenyx Pharmaceutical Inc.	9,843	438
*	Enovis Corp.	7,485	431
*	Signify Health Inc. Class A	12,616	363
*	Tandem Diabetes Care Inc.	9,546	342
*	Certara Inc.	18,307	332
*	Mirati Therapeutics Inc.	7,049	323
*	Sotera Health Co.	15,264	255
*	Maravai LifeSciences Holdings Inc. Class A	16,098	237
*,1	Ginkgo Bioworks Holdings Inc.	127,946	188
*	Enhabit Inc.	7,523	115
*,1	Novavax Inc.	12,111	112
			753,033
Industrials (13.4%)
	Visa Inc. Class A	250,883	55,179
	Mastercard Inc. Class A	129,660	46,067
	Accenture plc Class A	96,518	25,630
	Raytheon Technologies Corp.	223,859	21,958
	United Parcel Service Inc. Class B (XNYS)	112,004	20,440
	Honeywell International Inc.	102,618	19,649
	Union Pacific Corp.	93,713	19,425
	Caterpillar Inc.	79,246	18,983
		Shares	Market Value• ($000)
	Deere & Co.	41,991	17,604
	Lockheed Martin Corp.	35,590	16,879
*	Boeing Co.	83,469	16,823
	American Express Co.	91,703	15,955
	General Electric Co.	167,125	14,157
	Automatic Data Processing Inc.	63,573	13,975
*	PayPal Holdings Inc.	173,909	12,800
	Illinois Tool Works Inc.	46,493	10,840
	Eaton Corp. plc	60,749	10,627
	Northrop Grumman Corp.	22,292	10,346
*	Fiserv Inc.	89,599	10,312
	CSX Corp.	320,624	9,776
	3M Co.	83,990	9,049
	General Dynamics Corp.	37,080	8,451
	Sherwin-Williams Co.	36,454	8,069
	Norfolk Southern Corp.	35,182	7,910
	Emerson Electric Co.	90,093	7,452
	FedEx Corp.	36,582	7,434
	Parker-Hannifin Corp.	19,468	6,850
	Johnson Controls International plc	104,830	6,575
	Trane Technologies plc	35,086	6,490
	Capital One Financial Corp.	57,945	6,321
*	Block Inc. (XNYS)	81,461	6,251
	L3Harris Technologies Inc.	29,008	6,126
	TransDigm Group Inc.	7,814	5,813
	Cintas Corp.	13,160	5,770
	Carrier Global Corp.	127,446	5,739
	Fidelity National Information Services Inc.	90,380	5,727
	PACCAR Inc.	77,800	5,617
	DuPont de Nemours Inc.	76,264	5,570
	Paychex Inc.	49,145	5,426
	Otis Worldwide Corp.	63,537	5,376
	Cummins Inc.	21,491	5,224
	Rockwell Automation Inc.	17,487	5,157
	Old Dominion Freight Line Inc.	15,098	5,122
	AMETEK Inc.	35,095	4,968
	United Rentals Inc.	10,599	4,966
*	Mettler-Toledo International Inc.	3,358	4,814
	PPG Industries Inc.	35,841	4,733
	WW Grainger Inc.	6,871	4,593
	Global Payments Inc.	40,760	4,573
*	Keysight Technologies Inc.	27,261	4,361
	Verisk Analytics Inc. Class A	23,628	4,043
	Equifax Inc.	18,514	3,750
	Vulcan Materials Co.	20,121	3,640
	Fortive Corp.	54,173	3,611
	Ingersoll Rand Inc. (XYNS)	62,104	3,606
	Quanta Services Inc.	21,688	3,500
	Martin Marietta Materials Inc.	9,430	3,394
	Dover Corp.	21,304	3,193
*	Teledyne Technologies Inc.	7,033	3,025
	Westinghouse Air Brake Technologies Corp.	27,597	2,879
	Xylem Inc.	27,318	2,804
*	Waters Corp.	9,008	2,800
	Ball Corp.	47,130	2,649
	IDEX Corp.	11,567	2,602
	Amcor plc	228,869	2,550
	Expeditors International of Washington Inc.	24,040	2,514

9

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Fair Isaac Corp.	3,706	2,510
	Synchrony Financial	68,609	2,450
	Howmet Aerospace Inc.	56,655	2,390
*	Zebra Technologies Corp. Class A	7,871	2,363
*	FleetCor Technologies Inc.	10,950	2,352
	Jacobs Solutions Inc.	19,575	2,339
	Textron Inc.	31,933	2,316
	JB Hunt Transport Services Inc.	12,583	2,275
*	Axon Enterprise Inc.	10,338	2,071
	Hubbell Inc. Class B	8,146	2,049
	Carlisle Cos. Inc.	7,855	2,028
	Snap-on Inc.	8,037	1,999
*	Trimble Inc.	37,741	1,965
	Stanley Black & Decker Inc.	22,625	1,937
	Nordson Corp.	8,736	1,919
	Packaging Corp. of America	13,930	1,905
	TransUnion	29,116	1,905
	Booz Allen Hamilton Holding Corp. Class A	20,094	1,904
*	Builders FirstSource Inc.	22,124	1,876
	Jack Henry & Associates Inc.	11,132	1,828
	Graco Inc.	25,734	1,790
	Masco Corp.	34,074	1,786
	Toro Co.	16,031	1,770
	CH Robinson Worldwide Inc.	17,586	1,758
	AECOM	20,284	1,752
	RPM International Inc.	19,325	1,713
*	WillScot Mobile Mini Holdings Corp.	31,375	1,613
	Regal Rexnord Corp.	10,104	1,593
	Crown Holdings Inc.	17,545	1,518
	Watsco Inc.	4,973	1,515
	Allegion plc	13,271	1,496
	HEICO Corp. Class A	11,439	1,489
	Lincoln Electric Holdings Inc.	8,478	1,424
	Owens Corning	14,371	1,405
	Pentair plc	24,852	1,390
	Knight-Swift Transportation Holdings Inc.	23,578	1,340
	AGCO Corp.	9,423	1,327
	Robert Half International Inc.	16,250	1,310
	Genpact Ltd.	27,242	1,300
*	Bill Holdings Inc.	15,227	1,289
	Huntington Ingalls Industries Inc.	5,969	1,285
*	WEX Inc.	6,615	1,275
*	Middleby Corp.	8,129	1,264
	A O Smith Corp.	19,104	1,254
	Cognex Corp.	26,217	1,243
	Lennox International Inc.	4,838	1,233
	Fortune Brands Innovations Inc.	19,531	1,210
	HEICO Corp.	7,278	1,205
	Westrock Co.	38,301	1,203
	Donaldson Co. Inc.	18,601	1,177
	Sensata Technologies Holding plc	23,229	1,175
	Berry Global Group Inc.	18,876	1,172
*	Paylocity Holding Corp.	6,011	1,158
	AptarGroup Inc.	9,883	1,154
	nVent Electric plc	24,959	1,144
		Shares	Market Value• ($000)
	ITT Inc.	12,581	1,143
*	WESCO International Inc.	6,885	1,140
*	Generac Holdings Inc.	9,457	1,135
	Tetra Tech Inc.	8,082	1,106
	Graphic Packaging Holding Co.	46,181	1,099
	Sealed Air Corp.	22,045	1,072
	Valmont Industries Inc.	3,220	1,022
	Curtiss-Wright Corp.	5,820	1,017
*	TopBuild Corp.	4,885	1,014
*	Axalta Coating Systems Ltd.	33,371	994
	Landstar System Inc.	5,420	980
	Brunswick Corp.	11,192	978
	MDU Resources Group Inc.	30,522	972
	Acuity Brands Inc.	4,931	956
	Littelfuse Inc.	3,656	946
*	FTI Consulting Inc.	5,078	933
*	MasTec Inc.	9,154	895
	Oshkosh Corp.	9,921	885
	Woodward Inc.	8,871	878
	Sonoco Products Co.	14,715	869
	Advanced Drainage Systems Inc.	9,696	860
*	Trex Co. Inc.	16,602	849
	Crane Holdings Co.	7,088	849
	BWX Technologies Inc.	13,779	842
	MKS Instruments Inc.	8,607	834
*	Mohawk Industries Inc.	7,896	812
	Eagle Materials Inc.	5,676	796
*	GXO Logistics Inc.	15,787	783
*	Euronet Worldwide Inc.	7,158	779
	MSA Safety Inc.	5,627	756
	Western Union Co.	58,177	754
	Ryder System Inc.	7,471	731
	Flowserve Corp.	19,688	683
	Air Lease Corp. Class A	15,706	680
	Silgan Holdings Inc.	12,660	676
	Allison Transmission Holdings Inc.	13,874	659
	ManpowerGroup Inc.	7,713	655
*	Kirby Corp.	8,967	650
	Louisiana-Pacific Corp.	10,978	642
	Vontier Corp.	23,456	614
	MSC Industrial Direct Co. Inc. Class A	7,012	593
	Armstrong World Industries Inc.	6,985	551
	Spirit AeroSystems Holdings Inc. Class A	15,517	530
*	XPO Inc.	15,514	518
*	Shift4 Payments Inc. Class A	7,605	491
	Esab Corp.	7,805	458
*,1	Affirm Holdings Inc.	33,529	457
*	AZEK Co. Inc. Class A	16,794	405
*	Mercury Systems Inc.	7,442	390
*	RXO Inc.	15,514	319
*	Core & Main Inc. Class A	11,171	260
	ADT Inc.	32,162	242
*	Gates Industrial Corp. plc	16,911	237
	Schneider National Inc. Class B	7,760	218
	Masterbrand Inc.	19,531	190
*	Hayward Holdings Inc.	11,151	137
	Ardagh Metal Packaging SA	23,113	111

10

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Ardagh Group SA	2,011	22
			750,690
Real Estate (3.1%)
	Prologis Inc.	140,174	17,297
	American Tower Corp.	70,787	14,017
	Equinix Inc.	14,060	9,677
	Crown Castle Inc.	65,731	8,594
	Public Storage	23,776	7,108
	Realty Income Corp.	95,693	6,120
	Simon Property Group Inc.	49,753	6,074
	Welltower Inc.	72,256	5,356
	VICI Properties Inc.	146,924	4,926
	Digital Realty Trust Inc.	43,626	4,547
*	CoStar Group Inc.	61,588	4,352
	SBA Communications Corp. Class A	16,218	4,206
*	CBRE Group Inc. Class A	48,013	4,088
	Alexandria Real Estate Equities Inc.	24,676	3,696
	AvalonBay Communities Inc.	21,260	3,668
	Equity Residential	56,374	3,525
	Weyerhaeuser Co.	112,419	3,513
	Extra Space Storage Inc.	20,182	3,323
	Ventas Inc.	60,897	2,963
	Invitation Homes Inc.	93,156	2,912
	Mid-America Apartment Communities Inc.	17,506	2,803
	Sun Communities Inc.	18,577	2,659
	WP Carey Inc.	31,310	2,541
	Iron Mountain Inc.	44,130	2,328
	Essex Property Trust Inc.	9,951	2,269
	UDR Inc.	48,949	2,097
	Gaming and Leisure Properties Inc.	37,443	2,017
	Healthpeak Properties Inc.	82,545	1,986
	Kimco Realty Corp.	91,247	1,881
	Equity LifeStyle Properties Inc.	26,846	1,839
	Host Hotels & Resorts Inc.	108,576	1,824
	Camden Property Trust	15,695	1,801
	Rexford Industrial Realty Inc.	28,154	1,702
	Regency Centers Corp.	25,888	1,628
	CubeSmart	33,724	1,585
	Boston Properties Inc.	24,059	1,575
	Life Storage Inc.	12,676	1,528
	American Homes 4 Rent Class A	47,436	1,471
	Lamar Advertising Co. Class A	13,107	1,370
	Federal Realty Investment Trust	12,151	1,298
*	Jones Lang LaSalle Inc.	7,229	1,261
	National Retail Properties Inc.	27,639	1,253
	Americold Realty Trust Inc.	40,605	1,194
	Healthcare Realty Trust Inc. Class A	57,289	1,117
	First Industrial Realty Trust Inc.	19,888	1,049
	Brixmor Property Group Inc.	45,049	1,020
	EastGroup Properties Inc.	6,209	1,014
	Omega Healthcare Investors Inc.	35,552	952
*	Zillow Group Inc. Class C	22,511	945
		Shares	Market Value• ($000)
	Medical Properties Trust Inc.	89,860	926
	Apartment Income REIT Corp.	23,247	879
	Spirit Realty Capital Inc.	20,886	860
	Rayonier Inc.	22,014	739
	Kilroy Realty Corp.	17,539	632
	Cousins Properties Inc.	22,307	546
	National Storage Affiliates Trust	12,530	530
	Vornado Realty Trust	26,555	525
	Park Hotels & Resorts Inc.	34,510	475
	EPR Properties	11,505	470
*	Howard Hughes Corp.	5,442	452
*	Zillow Group Inc. Class A	10,402	430
	Highwoods Properties Inc.	15,385	408
	Douglas Emmett Inc.	25,422	359
	SL Green Realty Corp.	9,711	331
	JBG SMITH Properties	16,267	281
	Hudson Pacific Properties Inc.	21,235	196
*	Opendoor Technologies Inc.	71,587	103
*	WeWork Inc. Class A	35,640	41
			177,152
Technology (25.8%)
	Apple Inc.	2,290,125	337,587
	Microsoft Corp.	1,140,158	284,378
	NVIDIA Corp.	366,931	85,187
*	Alphabet Inc. Class A	916,623	82,551
*	Alphabet Inc. Class C	812,823	73,398
*	Meta Platforms Inc. Class A	342,547	59,925
	Broadcom Inc.	60,183	35,766
*	Salesforce Inc.	146,600	23,985
	Texas Instruments Inc.	138,184	23,692
*	Adobe Inc.	70,721	22,910
	QUALCOMM Inc.	170,667	21,082
	Oracle Corp.	232,783	20,345
*	Advanced Micro Devices Inc.	246,009	19,331
	International Business Machines Corp.	137,032	17,718
	Intuit Inc.	42,049	17,122
	Intel Corp.	624,178	15,561
	Applied Materials Inc.	130,776	15,190
	Analog Devices Inc.	78,123	14,333
*	ServiceNow Inc.	30,551	13,203
	Lam Research Corp.	20,850	10,133
	Micron Technology Inc.	165,344	9,560
*	Synopsys Inc.	23,241	8,454
*	Palo Alto Networks Inc.	44,771	8,434
	KLA Corp.	21,604	8,196
*	Cadence Design Systems Inc.	41,501	8,007
*	Snowflake Inc. Class A	46,690	7,208
	Roper Technologies Inc.	16,083	6,919
	Amphenol Corp. Class A	89,167	6,912
*	Autodesk Inc.	33,115	6,580
	Microchip Technology Inc.	80,967	6,561
	Marvell Technology Inc.	129,890	5,865
*	Fortinet Inc.	98,175	5,836
*	Workday Inc. Class A	30,340	5,627
*	ON Semiconductor Corp.	66,017	5,110
	Cognizant Technology Solutions Corp. Class A	78,178	4,896
	HP Inc.	153,678	4,537
	CDW Corp.	20,643	4,179

11

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	ANSYS Inc.	13,171	3,999
	Corning Inc.	114,867	3,900
*	Crowdstrike Holdings Inc. Class A	32,079	3,872
*	Gartner Inc.	11,678	3,828
*	Atlassian Corp Ltd. Class A	21,716	3,569
*	VMware Inc. Class A	32,252	3,552
	Monolithic Power Systems Inc.	6,895	3,339
*	Datadog Inc. Class A	40,508	3,100
	Hewlett Packard Enterprise Co.	196,167	3,062
*	Zoom Video Communications Inc. Class A	38,569	2,877
*	VeriSign Inc.	14,126	2,780
*	HubSpot Inc.	7,031	2,720
	Skyworks Solutions Inc.	24,331	2,715
*	Cloudflare Inc. Class A	43,316	2,599
*	EPAM Systems Inc.	8,323	2,561
*	Splunk Inc.	24,963	2,559
	Teradyne Inc.	23,990	2,426
*	Paycom Software Inc.	7,801	2,255
*	Pinterest Inc. Class A	89,021	2,235
*	Palantir Technologies Inc. Class A	280,849	2,202
	NetApp Inc.	33,196	2,143
*	MongoDB Inc. Class A	10,135	2,123
*	DoorDash Inc. Class A	37,790	2,066
*	PTC Inc.	16,134	2,022
	Leidos Holdings Inc.	20,622	2,002
*	Tyler Technologies Inc.	6,207	1,994
	SS&C Technologies Holdings Inc.	33,666	1,976
	Entegris Inc.	22,397	1,909
*	Western Digital Corp.	48,836	1,879
*	DocuSign Inc. Class A	29,822	1,830
*	GoDaddy Inc. Class A	23,616	1,788
*	Twilio Inc. Class A	26,565	1,785
*	Match Group Inc.	42,490	1,760
*	Lattice Semiconductor Corp.	20,542	1,745
*	Akamai Technologies Inc.	23,637	1,716
*	Zscaler Inc.	13,011	1,706
	Jabil Inc.	20,240	1,681
	Amdocs Ltd.	18,259	1,673
	Gen Digital Inc. (XNGS)	85,164	1,662
*	Okta Inc.	22,956	1,637
*	Qorvo Inc.	15,579	1,572
	Dell Technologies Inc. Class C	38,526	1,566
*	Ceridian HCM Holding Inc.	20,686	1,509
*	Black Knight Inc.	23,338	1,391
*	Dynatrace Inc.	32,590	1,386
*	Wolfspeed Inc.	18,726	1,385
*	Manhattan Associates Inc.	9,506	1,366
*	F5 Inc.	9,149	1,308
*	Pure Storage Inc. Class A	42,467	1,212
*,1	Unity Software Inc.	38,095	1,160
	KBR Inc.	20,953	1,155
*	Arrow Electronics Inc.	9,421	1,112
*	CACI International Inc. Class A	3,519	1,031
	Bentley Systems Inc. Class B	25,479	1,031
*	Globant SA	6,151	1,015
*	ZoomInfo Technologies Inc. Class A	41,554	1,004
		Shares	Market Value• ($000)
	National Instruments Corp.	19,763	998
*	Nutanix Inc. Class A	34,983	988
*	DXC Technology Co.	34,726	963
	Science Applications International Corp.	8,435	899
	Concentrix Corp.	6,485	887
*	Guidewire Software Inc.	12,585	884
	Universal Display Corp.	6,500	883
*	Cirrus Logic Inc.	8,423	865
*	Smartsheet Inc. Class A	19,563	861
*	Aspen Technology Inc.	4,035	855
*	Dropbox Inc. Class A	41,291	842
*	UiPath Inc. Class A	56,396	837
	Dolby Laboratories Inc. Class A	9,433	776
*	Wix.com Ltd.	8,506	770
*	Coherent Corp.	17,785	767
	Vertiv Holdings Co. Class A	46,786	760
*	Procore Technologies Inc.	11,003	737
*	Toast Inc. Class A	38,957	737
*	Clarivate plc	71,357	723
*	Five9 Inc.	10,751	710
	TD SYNNEX Corp.	7,116	687
*	Elastic NV	11,645	687
	Avnet Inc.	14,132	632
*	Teradata Corp.	15,415	628
*,1	GLOBALFOUNDRIES Inc.	9,601	627
*	IPG Photonics Corp.	5,036	621
*	IAC Inc.	11,774	612
*	New Relic Inc.	8,046	587
*	Alteryx Inc. Class A	8,899	581
*	Kyndryl Holdings Inc.	31,645	496
*	NCR Corp.	19,034	486
	Dun & Bradstreet Holdings Inc.	39,189	471
*	Confluent Inc. Class A	19,213	469
*	Allegro MicroSystems Inc.	10,454	457
*	AppLovin Corp. Class A	33,076	447
*	SentinelOne Inc. Class A	27,845	445
*	RingCentral Inc. Class A	13,135	434
*	nCino Inc.	10,914	297
	Pegasystems Inc.	6,331	294
*	DoubleVerify Holdings Inc.	11,071	291
*	CCC Intelligent Solutions Holdings Inc.	26,253	235
*	Paycor HCM Inc.	8,987	223
*	Jamf Holding Corp.	10,102	214
*	Thoughtworks Holding Inc.	13,104	96
*	Informatica Inc. Class A	5,363	92
*	Definitive Healthcare Corp. Class A	5,131	59
			1,451,638
Telecommunications (2.5%)
	Cisco Systems Inc.	626,161	30,319
	Verizon Communications Inc.	640,206	24,846
	Comcast Corp. Class A	653,416	24,288
	AT&T Inc.	1,091,926	20,648
*	T-Mobile US Inc.	90,703	12,896
	Motorola Solutions Inc.	25,052	6,584
*	Charter Communications Inc. Class A	16,303	5,993
*	Arista Networks Inc.	37,451	5,194
*	Liberty Broadband Corp. Class C	17,957	1,556
	Juniper Networks Inc.	48,251	1,485
*	Roku Inc.	18,718	1,211

12

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Ciena Corp.	22,455	1,083
*	Frontier Communications Parent Inc.	36,983	1,012
	Cable One Inc.	870	601
*	Lumentum Holdings Inc.	10,360	558
	Lumen Technologies Inc.	155,272	528
*	DISH Network Corp. Class A	37,789	431
*	ViaSat Inc.	11,187	355
*	Liberty Broadband Corp. Class A	2,811	244
	Ubiquiti Inc.	621	167
*	Altice USA Inc. Class A	33,609	133
			140,132
Utilities (3.0%)
	NextEra Energy Inc.	302,789	21,507
	Duke Energy Corp.	117,349	11,061
	Southern Co.	165,713	10,450
	Waste Management Inc.	62,459	9,354
	Sempra Energy (XNYS)	47,871	7,179
	Dominion Energy Inc.	127,117	7,070
	American Electric Power Co. Inc.	78,395	6,896
	Exelon Corp.	151,364	6,114
	Xcel Energy Inc.	83,223	5,374
	Consolidated Edison Inc.	54,130	4,836
	Public Service Enterprise Group Inc.	75,678	4,573
	WEC Energy Group Inc.	48,286	4,281
	Republic Services Inc. Class A	31,385	4,046
	Eversource Energy	52,356	3,946
*	PG&E Corp.	249,971	3,905
	American Water Works Co. Inc.	27,595	3,874
	Edison International	57,227	3,789
	Constellation Energy Corp.	49,678	3,720
	FirstEnergy Corp.	82,673	3,269
	Ameren Corp.	39,136	3,237
	DTE Energy Co.	29,421	3,228
	Entergy Corp.	30,951	3,184
	PPL Corp.	112,271	3,039
	CenterPoint Energy Inc.	96,119	2,674
	CMS Energy Corp.	44,135	2,603
	AES Corp.	101,759	2,511
	Atmos Energy Corp.	21,111	2,382
		Shares	Market Value• ($000)
	Evergy Inc.	34,023	2,001
	Alliant Energy Corp.	37,923	1,944
	NiSource Inc.	61,465	1,686
	Essential Utilities Inc.	35,537	1,520
	Vistra Corp.	59,738	1,314
	Pinnacle West Capital Corp.	17,100	1,260
	UGI Corp.	31,666	1,179
	NRG Energy Inc.	34,685	1,137
	OGE Energy Corp.	30,124	1,076
*	Clean Harbors Inc.	7,676	1,014
	IDACORP Inc.	7,576	783
*	Sunrun Inc.	32,055	771
	National Fuel Gas Co.	13,277	760
	Hawaiian Electric Industries Inc.	16,308	660
*	Stericycle Inc.	13,820	659
[1]	Brookfield Renewable Corp. Class A	19,287	537
[1]	Avangrid Inc.	10,707	418
			166,821
Total Common Stocks (Cost $4,371,339)			5,611,723
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 4.640% (Cost $11,739)	117,409	11,740
Total Investments (100.1%) (Cost $4,383,078)			5,623,463
Other Assets and Liabilities—Net (-0.1%)			(3,767)
Net Assets (100%)			5,619,696
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,376,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $11,716,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	39	7,752	(99)

See accompanying Notes, which are an integral part of the Financial Statements.
13

Russell 1000 Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,371,339)	5,611,723
Affiliated Issuers (Cost $11,739)	11,740
Total Investments in Securities	5,623,463
Investment in Vanguard	203
Cash Collateral Pledged—Futures Contracts	420
Receivables for Investment Securities Sold	38
Receivables for Accrued Income	8,599
Receivables for Capital Shares Issued	167
Total Assets	5,632,890
Liabilities
Due to Custodian	824
Payables for Investment Securities Purchased	381
Collateral for Securities on Loan	11,716
Payables for Capital Shares Redeemed	94
Payables to Vanguard	155
Variation Margin Payable—Futures Contracts	24
Total Liabilities	13,194
Net Assets	5,619,696
1 Includes $11,376,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	4,418,379
Total Distributable Earnings (Loss)	1,201,317
Net Assets	5,619,696

ETF Shares—Net Assets
Applicable to 20,250,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,671,778
Net Asset Value Per Share—ETF Shares	$181.32

Institutional Shares—Net Assets
Applicable to 5,545,347 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,947,918
Net Asset Value Per Share—Institutional Shares	$351.27

See accompanying Notes, which are an integral part of the Financial Statements.
14

Russell 1000 Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends[1]	43,855
Interest[2]	192
Securities Lending—Net	273
Total Income	44,320
Expenses
The Vanguard Group—Note B
Investment Advisory Services	63
Management and Administrative—ETF Shares	961
Management and Administrative—Institutional Shares	531
Marketing and Distribution—ETF Shares	89
Marketing and Distribution—Institutional Shares	34
Custodian Fees	281
Shareholders’ Reports—ETF Shares	34
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	1
Other Expenses	6
Total Expenses	2,001
Net Investment Income	42,319
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	143,500
Futures Contracts	(20)
Realized Net Gain (Loss)	143,480
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(78,814)
Futures Contracts	598
Change in Unrealized Appreciation (Depreciation)	(78,216)
Net Increase (Decrease) in Net Assets Resulting from Operations	107,583
1	Dividends are net of foreign withholding taxes of $4,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $183,000, $1,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $192,711,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
15

Russell 1000 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	42,319	73,532
Realized Net Gain (Loss)	143,480	158,644
Change in Unrealized Appreciation (Depreciation)	(78,216)	(956,508)
Net Increase (Decrease) in Net Assets Resulting from Operations	107,583	(724,332)
Distributions
ETF Shares	(26,891)	(37,346)
Institutional Shares	(17,055)	(34,230)
Total Distributions	(43,946)	(71,576)
Capital Share Transactions
ETF Shares	889,140	455,983
Institutional Shares	(227,571)	(268,964)
Net Increase (Decrease) from Capital Share Transactions	661,569	187,019
Total Increase (Decrease)	725,206	(608,889)
Net Assets
Beginning of Period	4,894,490	5,503,379
End of Period	5,619,696	4,894,490

See accompanying Notes, which are an integral part of the Financial Statements.
16

Russell 1000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$180.47	$210.32	$161.36	$134.37	$133.57	$113.60
Investment Operations
Net Investment Income[1]	1.422	2.757	2.459	2.525	2.395	2.209
Net Realized and Unrealized Gain (Loss) on Investments	.918	(29.909)	48.925	27.028	.759	19.896
Total from Investment Operations	2.340	(27.152)	51.384	29.553	3.154	22.105
Distributions
Dividends from Net Investment Income	(1.490)	(2.698)	(2.424)	(2.563)	(2.354)	(2.135)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.490)	(2.698)	(2.424)	(2.563)	(2.354)	(2.135)
Net Asset Value, End of Period	$181.32	$180.47	$210.32	$161.36	$134.37	$133.57
Total Return	1.34%	-13.02%	32.14%	22.39%	2.45%	19.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,672	$2,721	$2,682	$1,678	$1,196	$1,008
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.61%	1.39%	1.34%	1.79%	1.85%	1.78%
Portfolio Turnover Rate[2]	3%	10%	6%	9%	6%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Russell 1000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$349.62	$407.44	$312.59	$260.26	$258.75	$220.06
Investment Operations
Net Investment Income[1]	2.758	5.354	4.807	4.927	4.645	4.345
Net Realized and Unrealized Gain (Loss) on Investments	1.790	(57.922)	94.766	52.362	1.483	38.573
Total from Investment Operations	4.548	(52.568)	99.573	57.289	6.128	42.918
Distributions
Dividends from Net Investment Income	(2.898)	(5.252)	(4.723)	(4.959)	(4.618)	(4.228)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.898)	(5.252)	(4.723)	(4.959)	(4.618)	(4.228)
Net Asset Value, End of Period	$351.27	$349.62	$407.44	$312.59	$260.26	$258.75
Total Return	1.34%	-13.01%	32.16%	22.45%	2.45%	19.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,948	$2,174	$2,822	$2,523	$2,323	$2,134
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.39%	1.36%	1.81%	1.86%	1.82%
Portfolio Turnover Rate[2]	3%	10%	6%	9%	6%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Russell 1000 Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
19

Russell 1000 Index Fund
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
20

Russell 1000 Index Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $203,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
21

Russell 1000 Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,611,701	22	—	5,611,723
Temporary Cash Investments	11,740	—	—	11,740
Total	5,623,441	22	—	5,623,463
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	99	—	—	99
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,416,255
Gross Unrealized Appreciation	1,426,972
Gross Unrealized Depreciation	(219,863)
Net Unrealized Appreciation (Depreciation)	1,207,109
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $153,032,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2023, the fund purchased $1,331,435,000 of investment securities and sold $665,887,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,183,870,000 and $353,924,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $16,693,000 and sales were $4,870,000,
22

Russell 1000 Index Fund
resulting in net realized loss of $853,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,242,225	7,125	905,986	4,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(353,085)	(1,950)	(450,003)	(2,275)
Net Increase (Decrease)—ETF Shares	889,140	5,175	455,983	2,325
Institutional Shares
Issued	148,496	449	475,942	1,253
Issued in Lieu of Cash Distributions	15,388	46	32,013	83
Redeemed	(391,455)	(1,168)	(776,919)	(2,044)
Net Increase (Decrease)—Institutional Shares	(227,571)	(673)	(268,964)	(708)
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
23

Russell 1000 Value Index Fund
Fund Allocation
As of February 28, 2023
Basic Materials	3.4%
Consumer Discretionary	10.3
Consumer Staples	6.9
Energy	8.1
Financials	20.0
Health Care	15.3
Industrials	13.0
Real Estate	4.7
Technology	8.2
Telecommunications	4.5
Utilities	5.6
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
24

Russell 1000 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (3.4%)
	Linde plc	174,097	60,650
	Air Products and Chemicals Inc.	98,805	28,256
	Freeport-McMoRan Inc.	634,730	26,005
	Nucor Corp.	114,331	19,144
	Dow Inc.	314,466	17,987
	Newmont Corp.	353,633	15,422
	LyondellBasell Industries NV Class A	114,817	11,021
	International Flavors & Fragrances Inc.	113,726	10,599
	Steel Dynamics Inc.	74,396	9,382
	Mosaic Co.	132,050	7,024
	Albemarle Corp.	25,435	6,468
	Reliance Steel & Aluminum Co.	26,036	6,453
	International Paper Co.	157,764	5,741
	Celanese Corp. Class A	48,550	5,643
*	Cleveland-Cliffs Inc.	229,517	4,896
	FMC Corp.	36,692	4,739
	Eastman Chemical Co.	52,996	4,515
	Alcoa Corp.	78,955	3,864
	Olin Corp.	56,297	3,251
	Royal Gold Inc.	26,996	3,207
	US Steel Corp.	102,385	3,136
	Hexcel Corp.	37,467	2,733
	Avery Dennison Corp.	14,073	2,564
*	Univar Solutions Inc.	71,948	2,500
	Huntsman Corp.	81,096	2,379
	Timken Co.	27,413	2,342
	Ashland Inc.	22,694	2,310
	Ecolab Inc.	13,149	2,096
	Element Solutions Inc.	98,688	2,027
	Westlake Corp.	14,884	1,773
	SSR Mining Inc. (XTSE)	89,804	1,226
	Southern Copper Corp.	13,030	960
	Scotts Miracle-Gro Co.	11,624	959
	Chemours Co.	27,575	943
	NewMarket Corp.	2,636	906
			283,121
Consumer Discretionary (10.3%)
	Walmart Inc.	634,535	90,186
*	Walt Disney Co.	758,472	75,551
	McDonald's Corp.	249,911	65,954
	Home Depot Inc.	193,782	57,464
*	Netflix Inc.	107,244	34,547
		Shares	Market Value• ($000)
	Starbucks Corp.	327,255	33,409
	Activision Blizzard Inc.	346,467	26,418
	General Motors Co.	632,067	24,486
	Ford Motor Co.	1,757,413	21,212
	Target Corp.	92,650	15,612
	Yum! Brands Inc.	110,933	14,106
*	O'Reilly Automotive Inc.	16,394	13,609
	Electronic Arts Inc.	115,755	12,842
	Lennar Corp. Class A	111,680	10,804
*	Aptiv plc	90,669	10,543
	Genuine Parts Co.	56,598	10,010
	eBay Inc.	211,534	9,709
	Ross Stores Inc.	87,086	9,626
*	Dollar Tree Inc.	65,488	9,514
	Southwest Airlines Co.	264,671	8,888
	Omnicom Group Inc.	90,905	8,233
	Lowe's Cos. Inc.	38,087	7,836
*	United Airlines Holdings Inc.	145,981	7,585
*	Royal Caribbean Cruises Ltd.	98,227	6,939
	Garmin Ltd.	68,117	6,684
	LKQ Corp.	111,815	6,406
	DR Horton Inc.	66,760	6,174
	MGM Resorts International	143,149	6,157
	Interpublic Group of Cos. Inc.	172,137	6,118
*	Liberty Media Corp.-Liberty Formula One Class C	83,709	5,681
[1]	Paramount Global Inc. Class B	253,558	5,431
*	Las Vegas Sands Corp.	92,641	5,324
	BorgWarner Inc. (XNYS)	104,999	5,279
	Best Buy Co. Inc.	61,910	5,145
	Hilton Worldwide Holdings Inc.	33,208	4,799
*	Carnival Corp.	436,394	4,635
	Fox Corp. Class A	130,959	4,586
*	American Airlines Group Inc.	286,779	4,583
	Service Corp. International	66,703	4,504
*	Rivian Automotive Inc. Class A	232,929	4,496
*	Wynn Resorts Ltd.	40,329	4,370
*	Warner Bros Discovery Inc.	277,389	4,333
*	CarMax Inc.	62,550	4,318
	Bath & Body Works Inc.	102,869	4,204
	Tapestry Inc.	91,802	3,994
	VF Corp.	156,039	3,873
	Aramark	104,190	3,834
25

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	Uber Technologies Inc.	113,795	3,785
	Advance Auto Parts Inc.	24,627	3,570
	Lear Corp.	25,567	3,570
	PulteGroup Inc.	62,456	3,414
	Whirlpool Corp.	24,008	3,313
	Tempur Sealy International Inc.	75,694	3,235
	Hasbro Inc.	58,449	3,215
	Dick's Sporting Goods Inc.	23,987	3,085
	Lithia Motors Inc. Class A	12,019	3,067
	Gentex Corp.	105,465	3,011
	News Corp. Class A	169,487	2,907
	Harley-Davidson Inc.	60,356	2,870
	New York Times Co. Class A	72,727	2,800
*	Capri Holdings Ltd.	56,196	2,786
	Nexstar Media Group Inc. Class A	14,719	2,736
*	Alaska Air Group Inc.	54,941	2,628
*	Norwegian Cruise Line Holdings Ltd.	173,225	2,567
	Marriott Vacations Worldwide Corp.	16,532	2,529
*	Avis Budget Group Inc.	11,449	2,515
	Macy's Inc.	121,588	2,488
	Newell Brands Inc.	168,929	2,482
*	Live Nation Entertainment Inc.	34,377	2,477
*	Hyatt Hotels Corp. Class A	21,079	2,450
*,1	GameStop Corp. Class A	120,304	2,313
	PVH Corp.	28,617	2,296
	Boyd Gaming Corp.	34,089	2,220
*	Skechers USA Inc. Class A	49,809	2,217
*	Liberty Media Corp.- Liberty SiriusXM Class C	68,294	2,200
	Darden Restaurants Inc.	15,046	2,151
	Ralph Lauren Corp. Class A	18,138	2,144
*	Penn Entertainment Inc.	68,909	2,104
	Fox Corp. Class B	64,953	2,095
	Thor Industries Inc.	22,764	2,071
*	AutoNation Inc.	15,034	2,052
	Leggett & Platt Inc.	58,113	2,004
[1]	U-Haul Holding Co.	35,375	1,968
*	AutoZone Inc.	782	1,944
*	NVR Inc.	357	1,847
*	Peloton Interactive Inc. Class A	140,088	1,810
*	Coty Inc. Class A	152,592	1,724
*,1	AMC Entertainment Holdings Inc. Class A	232,012	1,657
	Penske Automotive Group Inc.	11,333	1,634
*	RH	5,283	1,580
*	BJ's Wholesale Club Holdings Inc.	21,979	1,578
*	Grand Canyon Education Inc.	13,845	1,569
*	Hertz Global Holdings Inc.	84,653	1,567
*	Ollie's Bargain Outlet Holdings Inc.	26,258	1,511
*	Bright Horizons Family Solutions Inc.	18,855	1,487
*	Mattel Inc.	81,202	1,461
	Kohl's Corp.	51,788	1,452
*	Caesars Entertainment Inc.	28,499	1,447
	Toll Brothers Inc.	23,345	1,399
	Columbia Sportswear Co.	15,877	1,384
		Shares	Market Value• ($000)
*	Take-Two Interactive Software Inc.	12,560	1,376
[1]	Sirius XM Holdings Inc.	309,841	1,360
	Carter's Inc.	16,968	1,279
*	JetBlue Airways Corp.	147,549	1,225
	Domino's Pizza Inc.	4,122	1,212
*	Copa Holdings SA Class A	12,421	1,147
*,1	QuantumScape Corp. Class A	118,949	1,138
*	SiteOne Landscape Supply Inc.	7,629	1,132
	Gap Inc.	85,536	1,113
	Wyndham Hotels & Resorts Inc.	11,784	908
*	TripAdvisor Inc.	41,570	897
	News Corp. Class B	51,721	893
	Hanesbrands Inc.	153,349	871
*	Under Armour Inc. Class A	82,027	815
	Williams-Sonoma Inc.	6,344	793
*	Planet Fitness Inc. Class A	9,722	788
	Madison Square Garden Sports Corp.	4,039	772
*	Under Armour Inc. Class C	87,214	767
*	Driven Brands Holdings Inc.	26,349	737
	Polaris Inc.	6,268	713
*	Deckers Outdoor Corp.	1,471	612
	Lennar Corp. Class B	7,114	581
*,1	Wayfair Inc. Class A	12,746	516
	H&R Block Inc.	12,275	452
*	Six Flags Entertainment Corp.	16,409	433
	Travel + Leisure Co.	9,797	411
*	Victoria's Secret & Co.	10,258	407
*	IAA Inc.	9,533	390
*	Burlington Stores Inc.	1,776	381
*	Petco Health & Wellness Co. Inc. Class A	34,234	353
	U-Haul Holding Co. (XNYS)	5,070	326
	Rollins Inc.	7,941	280
*	Lyft Inc. Class A	26,585	266
	Vail Resorts Inc.	804	188
*	Liberty Media Corp.- Liberty SiriusXM Class A	5,647	183
[1]	Paramount Global Class A	6,939	171
*	Liberty Media Corp.- Liberty Formula One Class A	2,797	170
[1]	Nordstrom Inc.	7,859	153
*,1	Lucid Group Inc.	14,308	131
*,1	Mister Car Wash Inc.	13,556	125
*	Leslie's Inc.	8,670	109
*	Playtika Holding Corp.	5,515	53
			849,024
Consumer Staples (6.9%)
	Procter & Gamble Co.	604,845	83,202
	Philip Morris International Inc.	692,068	67,338
	CVS Health Corp.	585,522	48,915
	Mondelez International Inc. Class A	608,890	39,687
	Altria Group Inc.	800,366	37,161
	Coca-Cola Co.	436,264	25,962
	General Mills Inc.	265,500	21,110
	Corteva Inc.	318,450	19,836
	Archer-Daniels-Midland Co.	243,764	19,404
	McKesson Corp.	50,883	17,799

26

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	PepsiCo Inc.	95,921	16,645
	Constellation Brands Inc. Class A	67,478	15,095
	Keurig Dr Pepper Inc.	381,785	13,191
	Kroger Co.	291,858	12,591
	Kraft Heinz Co.	311,735	12,139
	Walgreens Boots Alliance Inc.	319,463	11,351
	Colgate-Palmolive Co.	142,570	10,450
	McCormick & Co. Inc.	112,027	8,326
	Kimberly-Clark Corp.	61,226	7,656
	Conagra Brands Inc.	209,732	7,636
	Tyson Foods Inc. Class A	127,628	7,561
	J M Smucker Co.	46,120	6,821
	Bunge Ltd.	61,408	5,864
	Hormel Foods Corp.	128,708	5,712
	Church & Dwight Co. Inc.	58,928	4,937
	Campbell Soup Co.	85,731	4,503
*	Darling Ingredients Inc.	66,017	4,177
	Molson Coors Beverage Co. Class B	78,409	4,171
	Casey's General Stores Inc.	16,476	3,426
*	US Foods Holding Corp.	90,891	3,411
	Kellogg Co.	51,425	3,391
	Ingredion Inc.	29,467	2,929
*	Performance Food Group Co.	47,000	2,660
	Brown-Forman Corp. Class B	39,773	2,580
	Flowers Foods Inc.	83,333	2,323
*	Post Holdings Inc.	24,638	2,216
	Hershey Co.	8,546	2,037
	Albertsons Cos. Inc. Class A	75,781	1,507
	Clorox Co.	9,276	1,442
*	Monster Beverage Corp.	12,669	1,289
	Spectrum Brands Holdings Inc.	17,799	1,139
*	Grocery Outlet Holding Corp.	36,280	981
	Reynolds Consumer Products Inc.	25,326	695
*	Freshpet Inc.	8,811	548
	Seaboard Corp.	110	435
*	Pilgrim's Pride Corp.	10,575	247
	Brown-Forman Corp. Class A	1,310	85
*	Boston Beer Co. Inc. Class A	237	77
			572,658
Energy (8.1%)
	Exxon Mobil Corp.	1,840,670	202,308
	Chevron Corp.	863,812	138,875
	ConocoPhillips	557,446	57,612
	Schlumberger Ltd.	630,050	33,525
	Marathon Petroleum Corp.	208,953	25,827
	Valero Energy Corp.	171,428	22,582
	Phillips 66	210,596	21,599
	Williams Cos. Inc.	542,223	16,321
	Kinder Morgan Inc.	884,253	15,085
	Baker Hughes Co. Class A	419,403	12,834
	ONEOK Inc.	175,526	11,488
	Pioneer Natural Resources Co.	48,029	9,625
*	First Solar Inc.	47,105	7,967
	EOG Resources Inc.	70,408	7,958
		Shares	Market Value• ($000)
	Devon Energy Corp.	147,327	7,944
	Halliburton Co.	219,068	7,937
	Cheniere Energy Inc.	46,824	7,367
	Coterra Energy Inc.	293,982	7,341
	Marathon Oil Corp.	280,176	7,046
	EQT Corp.	165,343	5,486
	APA Corp.	142,219	5,458
	Diamondback Energy Inc.	33,738	4,743
	Chesapeake Energy Corp.	53,531	4,326
	NOV Inc.	175,213	3,834
	Hess Corp.	27,109	3,652
	Occidental Petroleum Corp.	61,782	3,618
	HF Sinclair Corp.	60,309	2,999
*	Southwestern Energy Co.	449,800	2,384
	DTE Midstream LLC	42,828	2,150
*,1	Plug Power Inc.	117,181	1,742
	Antero Midstream Corp.	148,442	1,565
	Ovintiv Inc. (XNYS)	31,560	1,350
	PDC Energy Inc.	18,186	1,220
*	Antero Resources Corp.	43,180	1,131
	Range Resources Corp.	35,876	967
*	Vitesse Energy Inc.	10,654	185
			668,051
Financials (20.0%)
*	Berkshire Hathaway Inc. Class B	805,631	245,862
	JPMorgan Chase & Co.	1,302,029	186,646
	Bank of America Corp.	3,135,649	107,553
	Wells Fargo & Co.	1,692,423	79,155
	Morgan Stanley	550,048	53,080
	Goldman Sachs Group Inc.	146,565	51,540
	S&P Global Inc.	145,164	49,530
	BlackRock Inc.	66,934	46,146
	Citigroup Inc.	864,112	43,802
	Chubb Ltd.	185,619	39,169
	CME Group Inc.	160,145	29,684
	US Bancorp	599,095	28,595
	PNC Financial Services Group Inc.	179,887	28,408
	Truist Financial Corp.	593,215	27,851
	Intercontinental Exchange Inc.	246,183	25,061
	Charles Schwab Corp.	301,671	23,506
	MetLife Inc.	294,202	21,103
	American International Group Inc.	332,294	20,306
	Travelers Cos. Inc.	104,724	19,387
	Aflac Inc.	276,207	18,824
	Bank of New York Mellon Corp.	328,358	16,707
	Prudential Financial Inc.	163,608	16,361
	Arthur J Gallagher & Co.	82,465	15,450
	Allstate Corp.	117,528	15,135
	State Street Corp.	163,008	14,456
	KKR & Co. Inc.	255,858	14,418
	Discover Financial Services	121,575	13,616
	M&T Bank Corp.	76,889	11,940
	Willis Towers Watson plc	47,804	11,203
	Fifth Third Bancorp	305,019	11,072
	Hartford Financial Services Group Inc.	140,736	11,017
	T Rowe Price Group Inc.	97,689	10,969
	First Republic Bank	81,239	9,993
	Huntington Bancshares Inc.	639,925	9,804
	Regions Financial Corp.	417,019	9,725

27

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Principal Financial Group Inc.	108,138	9,685
	Citizens Financial Group Inc.	218,224	9,113
	Northern Trust Corp.	91,166	8,685
	Raymond James Financial Inc.	80,024	8,679
	Nasdaq Inc.	153,672	8,615
	Cincinnati Financial Corp	68,115	8,221
	KeyCorp	416,325	7,615
*	Arch Capital Group Ltd.	106,047	7,423
*	Markel Corp.	4,623	6,148
	W R Berkley Corp.	91,919	6,084
	Cboe Global Markets Inc.	47,310	5,969
	Ameriprise Financial Inc.	17,132	5,874
	First Horizon Corp.	235,291	5,828
	Brown & Brown Inc.	98,234	5,508
	Loews Corp.	87,525	5,347
	Equitable Holdings Inc.	165,337	5,195
	Progressive Corp.	34,062	4,889
	Globe Life Inc.	39,635	4,823
	East West Bancorp Inc.	63,191	4,816
*,1	Coinbase Global Inc. Class A	71,849	4,658
	Fidelity National Financial Inc.	116,371	4,639
	Everest Re Group Ltd.	11,940	4,585
	MSCI Inc. Class A	8,665	4,524
	Reinsurance Group of America Inc.	29,913	4,322
	Annaly Capital Management Inc.	208,325	4,308
	Webster Financial Corp.	77,493	4,116
	Comerica Inc.	58,693	4,114
	American Financial Group Inc.	30,253	4,057
	Ally Financial Inc.	132,644	3,986
	Unum Group	87,534	3,900
	Marsh & McLennan Cos. Inc.	23,798	3,859
	Franklin Resources Inc.	125,192	3,689
	Apollo Global Management Inc.	51,473	3,649
	Interactive Brokers Group Inc. Class A	41,526	3,576
	Cullen/Frost Bankers Inc.	25,963	3,422
	Jefferies Financial Group Inc.	90,526	3,421
	Zions Bancorp NA	66,512	3,367
	Commerce Bancshares Inc.	50,851	3,364
	Old Republic International Corp.	125,061	3,298
	Voya Financial Inc.	44,040	3,281
	Carlyle Group Inc.	93,003	3,199
	Primerica Inc.	16,097	3,090
	Stifel Financial Corp.	45,907	3,068
	Signature Bank	26,355	3,032
	Invesco Ltd.	166,040	2,932
	Prosperity Bancshares Inc.	38,647	2,840
	Assurant Inc.	22,005	2,803
	AGNC Investment Corp.	250,637	2,724
	SEI Investments Co.	44,919	2,706
	Affiliated Managers Group Inc.	16,916	2,697
	First Citizens BancShares Inc. Class A	3,672	2,694
*	SVB Financial Group	9,283	2,675
		Shares	Market Value• ($000)
	Synovus Financial Corp.	63,187	2,642
	New York Community Bancorp Inc.	297,309	2,640
	First American Financial Corp.	44,827	2,545
*	Robinhood Markets Inc. Class A	248,916	2,507
	Starwood Property Trust Inc.	130,487	2,500
	Pinnacle Financial Partners Inc.	33,326	2,469
	Wintrust Financial Corp.	26,316	2,425
*	SoFi Technologies Inc.	356,052	2,350
	Bank OZK	50,156	2,309
	Popular Inc.	32,156	2,296
	FNB Corp.	154,665	2,207
	Hanover Insurance Group Inc.	15,569	2,172
	OneMain Holdings Inc.	50,274	2,166
	Axis Capital Holdings Ltd.	34,873	2,118
	Evercore Inc. Class A	16,064	2,107
	RenaissanceRe Holdings Ltd.	8,793	1,890
	Lincoln National Corp.	59,061	1,873
	MGIC Investment Corp.	132,364	1,821
	Rithm Capital Corp.	193,348	1,759
*	Brighthouse Financial Inc.	30,319	1,753
	Kemper Corp.	28,308	1,744
	Umpqua Holdings Corp.	96,499	1,704
	Janus Henderson Group plc	60,791	1,669
	Assured Guaranty Ltd.	26,309	1,642
	Aon plc Class A (XNYS)	5,320	1,618
	SLM Corp.	112,342	1,615
	White Mountains Insurance Group Ltd.	1,102	1,591
	First Hawaiian Inc.	56,219	1,538
	PacWest Bancorp	51,044	1,416
	BOK Financial Corp.	13,119	1,373
	Lazard Ltd. Class A	36,763	1,373
	Western Alliance Bancorp	17,970	1,334
	Bank of Hawaii Corp.	17,548	1,314
	Tradeweb Markets Inc. Class A	17,880	1,268
*,1	Credit Acceptance Corp.	2,753	1,223
	Moody's Corp.	4,172	1,211
*	Columbia Banking System Inc.	34,806	1,035
	Virtu Financial Inc. Class A	43,301	796
	Corebridge Financial Inc.	34,978	707
	Erie Indemnity Co. Class A	2,925	689
	Broadridge Financial Solutions Inc.	4,595	647
	CNA Financial Corp.	12,884	564
*,1	Upstart Holdings Inc.	26,504	491
	TFS Financial Corp.	23,335	338
	Morningstar Inc.	991	205
	F&G Annuities & Life Inc.	7,947	162
*,1	Rocket Cos. Inc. Class A	20,541	161
			1,656,163
Health Care (15.2%)
	Johnson & Johnson	1,174,516	180,006
	Pfizer Inc.	2,522,867	102,353
	Thermo Fisher Scientific Inc.	153,438	83,127
	Merck & Co. Inc.	656,390	69,735
	Abbott Laboratories	663,984	67,540

28

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Danaher Corp.	269,161	66,625
	Bristol-Myers Squibb Co.	950,948	65,577
	Medtronic plc	596,830	49,418
	Gilead Sciences Inc.	560,697	45,153
	Elevance Health Inc.	74,957	35,205
	Cigna Group	112,444	32,845
*	Regeneron Pharmaceuticals Inc.	39,501	30,037
*	Boston Scientific Corp.	637,542	29,786
	Becton Dickinson and Co.	126,843	29,751
	HCA Healthcare Inc.	90,360	21,998
	Eli Lilly & Co.	70,007	21,788
*	Moderna Inc.	139,083	19,306
	Stryker Corp.	72,841	19,148
	UnitedHealth Group Inc.	37,555	17,874
*	Centene Corp.	253,335	17,328
*	Biogen Inc.	63,838	17,227
*	Illumina Inc.	70,209	13,986
*	GE Healthcare Inc.	153,283	11,649
	Zimmer Biomet Holdings Inc.	93,599	11,594
	Laboratory Corp. of America Holdings	39,267	9,399
	Cardinal Health Inc.	117,243	8,876
	Amgen Inc.	38,307	8,874
*	Hologic Inc.	109,741	8,740
	STERIS plc	44,649	8,395
	Humana Inc.	16,557	8,196
*	BioMarin Pharmaceutical Inc.	81,870	8,153
	Baxter International Inc.	189,733	7,580
	Cooper Cos. Inc.	21,738	7,108
	PerkinElmer Inc.	56,388	7,024
	Quest Diagnostics Inc.	50,274	6,956
	Viatris Inc.	536,231	6,113
	Royalty Pharma plc Class A	166,175	5,957
	Teleflex Inc.	21,001	5,003
*	United Therapeutics Corp.	20,001	4,921
*	Henry Schein Inc.	60,453	4,734
*	QIAGEN NV	100,280	4,608
*	Bio-Rad Laboratories Inc. Class A	9,622	4,598
*	Exact Sciences Corp.	63,784	3,976
*	Jazz Pharmaceuticals plc	27,397	3,847
*	Catalent Inc.	54,545	3,721
	Universal Health Services Inc. Class B	27,710	3,701
	DENTSPLY SIRONA Inc.	96,010	3,655
*	Acadia Healthcare Co. Inc.	39,810	2,887
*	Envista Holdings Corp.	72,414	2,800
*	Intuitive Surgical Inc.	12,192	2,797
*	Tenet Healthcare Corp.	47,753	2,795
	Organon & Co.	113,991	2,792
*	Align Technology Inc.	8,827	2,732
	Encompass Health Corp.	43,719	2,471
*	Elanco Animal Health Inc. (XNYS)	199,011	2,283
	Perrigo Co. plc	59,644	2,248
	Chemed Corp.	4,271	2,228
	Agilent Technologies Inc.	13,765	1,954
*	QuidelOrtho Corp.	22,048	1,917
*	Globus Medical Inc. Class A	32,344	1,887
*	Vertex Pharmaceuticals Inc.	6,493	1,885
*	Oak Street Health Inc.	51,819	1,834
*	Integra LifeSciences Holdings Corp.	32,478	1,806
		Shares	Market Value• ($000)
*	Teladoc Health Inc.	64,204	1,701
	Premier Inc. Class A	51,457	1,656
*	Molina Healthcare Inc.	5,811	1,600
*	Syneos Health Inc.	37,880	1,524
*	Azenta Inc.	33,103	1,453
*	Enovis Corp.	23,223	1,338
*	Amedisys Inc.	14,267	1,312
*	Repligen Corp.	6,943	1,211
*	ICU Medical Inc.	7,082	1,208
*	Signify Health Inc. Class A	34,124	982
*	Doximity Inc. Class A	26,506	891
*	Mirati Therapeutics Inc.	18,976	870
*	Masimo Corp.	5,186	868
*	Incyte Corp.	10,635	819
*	Horizon Therapeutics plc	6,698	733
*	Ginkgo Bioworks Holdings Inc.	317,367	467
*	Avantor Inc.	19,123	466
*	Exelixis Inc.	19,934	340
*	Enhabit Inc.	21,697	333
*	Charles River Laboratories International Inc.	1,441	316
*	Ultragenyx Pharmaceutical Inc.	7,094	316
*	Certara Inc.	16,987	308
*	10X Genomics Inc. Class A	3,673	175
*	Ionis Pharmaceuticals Inc.	4,841	174
*	Natera Inc.	2,324	113
*	agilon health Inc.	4,871	103
*	Tandem Diabetes Care Inc.	1,730	62
			1,261,846
Industrials (13.0%)
	Raytheon Technologies Corp.	656,111	64,358
	American Express Co.	251,561	43,769
	Honeywell International Inc.	212,946	40,775
	General Electric Co.	461,160	39,065
*	Boeing Co.	168,288	33,918
	Eaton Corp. plc	178,423	31,212
*	Fiserv Inc.	238,680	27,470
	Northrop Grumman Corp.	57,701	26,780
	3M Co.	246,171	26,522
*	PayPal Holdings Inc.	352,045	25,911
	General Dynamics Corp.	108,426	24,711
	Norfolk Southern Corp.	103,098	23,179
	FedEx Corp.	106,929	21,730
	CSX Corp.	700,958	21,372
	Johnson Controls International plc	306,690	19,236
	Capital One Financial Corp.	169,382	18,476
*	Block Inc. (XNYS)	239,544	18,380
	Fidelity National Information Services Inc.	264,143	16,739
	Carrier Global Corp.	371,735	16,739
	PACCAR Inc.	228,088	16,468
	DuPont de Nemours Inc.	222,954	16,282
	Parker-Hannifin Corp.	44,094	15,514
	Cummins Inc.	62,817	15,270
	Emerson Electric Co.	179,089	14,812
	AMETEK Inc.	102,606	14,525
	Otis Worldwide Corp.	162,612	13,760
	Global Payments Inc.	119,231	13,378
	L3Harris Technologies Inc.	52,521	11,092
	Ingersoll Rand Inc. (XYNS)	181,789	10,556
	Fortive Corp.	157,876	10,524
	TransDigm Group Inc.	14,106	10,493

29

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Dover Corp.	62,690	9,397
	Martin Marietta Materials Inc.	25,481	9,170
*	Teledyne Technologies Inc.	20,671	8,890
	Westinghouse Air Brake Technologies Corp.	80,959	8,446
	Trane Technologies plc	42,819	7,920
	United Rentals Inc.	16,808	7,875
	Amcor plc	671,969	7,486
	Synchrony Financial	200,484	7,159
	Caterpillar Inc.	29,859	7,153
	Xylem Inc.	69,021	7,085
	Textron Inc.	93,585	6,788
	Jacobs Solutions Inc.	56,629	6,767
	PPG Industries Inc.	49,548	6,543
	United Parcel Service Inc. Class B (XNYS)	35,581	6,493
	Howmet Aerospace Inc.	149,676	6,313
	IDEX Corp.	27,785	6,251
	Hubbell Inc. Class B	23,661	5,952
	Snap-on Inc.	23,357	5,808
*	Trimble Inc.	109,041	5,677
	Stanley Black & Decker Inc.	66,237	5,671
	Packaging Corp. of America	40,833	5,583
	Equifax Inc.	27,292	5,527
*	Builders FirstSource Inc.	64,895	5,502
	Vulcan Materials Co.	30,377	5,496
	Expeditors International of Washington Inc.	49,049	5,129
	Masco Corp.	95,647	5,015
	Rockwell Automation Inc.	16,553	4,882
	RPM International Inc.	54,298	4,812
	AECOM	55,561	4,798
	Ball Corp.	83,263	4,680
	Quanta Services Inc.	28,836	4,654
	Regal Rexnord Corp.	29,501	4,651
	Nordson Corp.	19,855	4,361
	Pentair plc	73,832	4,130
*	Zebra Technologies Corp. Class A	13,591	4,081
	Owens Corning	41,679	4,076
	Knight-Swift Transportation Holdings Inc.	69,135	3,930
	CH Robinson Worldwide Inc.	37,927	3,791
*	Bill Holdings Inc.	44,306	3,750
	Lennox International Inc.	14,272	3,637
	Westrock Co.	111,814	3,511
*	Middleby Corp.	22,258	3,461
	Sensata Technologies Holding plc	67,669	3,423
	Automatic Data Processing Inc.	15,467	3,400
	AptarGroup Inc.	29,095	3,396
	ITT Inc.	37,217	3,383
	nVent Electric plc	73,609	3,374
	AGCO Corp.	23,653	3,331
	Illinois Tool Works Inc.	13,734	3,202
	Huntington Ingalls Industries Inc.	13,807	2,971
	Curtiss-Wright Corp.	16,819	2,940
	Donaldson Co. Inc.	45,351	2,868
	MDU Resources Group Inc.	89,975	2,866
	A O Smith Corp.	42,181	2,768
	Littelfuse Inc.	10,696	2,767
		Shares	Market Value• ($000)
	Acuity Brands Inc.	14,178	2,750
*	MasTec Inc.	27,390	2,677
	Oshkosh Corp.	29,347	2,617
	Valmont Industries Inc.	8,152	2,587
	Woodward Inc.	26,077	2,582
	Sonoco Products Co.	43,290	2,557
	Crane Holdings Co.	20,764	2,487
	MKS Instruments Inc.	25,590	2,480
*	Mohawk Industries Inc.	23,509	2,418
	Fortune Brands Innovations Inc.	38,242	2,369
	Brunswick Corp.	26,887	2,350
*	WillScot Mobile Mini Holdings Corp.	43,234	2,222
*	Axalta Coating Systems Ltd.	74,476	2,219
	Ryder System Inc.	21,482	2,103
*	GXO Logistics Inc.	42,047	2,084
	Watsco Inc.	6,802	2,073
	Air Lease Corp. Class A	47,442	2,053
	Flowserve Corp.	57,441	1,993
	Silgan Holdings Inc.	37,028	1,977
*	Kirby Corp.	26,814	1,945
	Tetra Tech Inc.	13,926	1,906
	ManpowerGroup Inc.	22,388	1,900
	Genpact Ltd.	37,855	1,807
	MSC Industrial Direct Co. Inc. Class A	20,872	1,764
	Berry Global Group Inc.	28,355	1,761
	Louisiana-Pacific Corp.	28,246	1,653
	Graco Inc.	23,456	1,631
*	FTI Consulting Inc.	8,765	1,610
*	WESCO International Inc.	9,169	1,518
	TransUnion	22,957	1,502
	BWX Technologies Inc.	24,506	1,498
	Western Union Co.	114,412	1,483
*	Axon Enterprise Inc.	7,033	1,409
*	XPO Inc.	42,091	1,404
	MSA Safety Inc.	10,018	1,346
*,1	Affirm Holdings Inc.	97,398	1,327
	Esab Corp.	22,319	1,309
*	AZEK Co. Inc. Class A	49,236	1,186
	Cintas Corp.	2,642	1,158
*	Mercury Systems Inc.	22,043	1,154
*	WEX Inc.	5,423	1,046
	Carlisle Cos. Inc.	3,731	963
*	Keysight Technologies Inc.	5,814	930
	Allegion plc	8,195	924
*	RXO Inc.	42,091	866
	JB Hunt Transport Services Inc.	3,989	721
	Graphic Packaging Holding Co.	30,256	720
	Vontier Corp.	26,161	685
	ADT Inc.	90,646	683
	Schneider National Inc. Class B	23,666	664
*	Gates Industrial Corp. plc	45,024	632
	Armstrong World Industries Inc.	7,999	631
*	Euronet Worldwide Inc.	5,244	571
	Crown Holdings Inc.	6,303	545
*	Core & Main Inc. Class A	20,975	489
	Robert Half International Inc.	6,032	486
	HEICO Corp.	2,634	436
*	TopBuild Corp.	1,960	407

30

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	Hayward Holdings Inc.	32,050	395
	Eagle Materials Inc.	2,711	380
	Allison Transmission Holdings Inc.	7,851	373
*	Masterbrand Inc.	38,242	372
	Landstar System Inc.	1,581	286
	Ardagh Metal Packaging SA	51,220	247
	Cognex Corp.	5,042	239
*	Ardagh Group SA	8,833	96
	Spirit AeroSystems Holdings Inc. Class A	1,520	52
	HEICO Corp. Class A	353	46
			1,077,760
Real Estate (4.7%)
	Prologis Inc.	410,589	50,667
	Realty Income Corp.	278,871	17,834
	Welltower Inc.	211,265	15,659
	VICI Properties Inc.	428,677	14,374
	Digital Realty Trust Inc.	128,229	13,365
*	CoStar Group Inc.	153,470	10,844
	Alexandria Real Estate Equities Inc.	72,183	10,812
	AvalonBay Communities Inc.	62,269	10,743
	Equity Residential	163,805	10,241
	Weyerhaeuser Co.	326,008	10,188
	American Tower Corp.	48,338	9,571
	SBA Communications Corp. Class A	36,729	9,526
	Simon Property Group Inc.	75,037	9,161
	Ventas Inc.	177,537	8,637
	Invitation Homes Inc.	272,309	8,512
	Extra Space Storage Inc.	51,684	8,510
	Mid-America Apartment Communities Inc.	51,218	8,200
	Sun Communities Inc.	54,454	7,795
	WP Carey Inc.	91,763	7,447
	Equinix Inc.	10,156	6,990
	Essex Property Trust Inc.	29,125	6,642
	UDR Inc.	145,250	6,223
*	CBRE Group Inc. Class A	72,499	6,173
	Gaming and Leisure Properties Inc.	109,618	5,906
	Healthpeak Properties Inc.	241,739	5,816
	Kimco Realty Corp.	271,144	5,588
	Host Hotels & Resorts Inc.	313,215	5,262
	Rexford Industrial Realty Inc.	81,944	4,954
	Camden Property Trust	42,707	4,901
	Regency Centers Corp.	76,615	4,819
	CubeSmart	99,011	4,653
	Boston Properties Inc.	69,169	4,529
	Life Storage Inc.	37,245	4,489
	Public Storage	14,314	4,279
	American Homes 4 Rent Class A	137,161	4,255
	Federal Realty Investment Trust	35,649	3,807
*	Jones Lang LaSalle Inc.	20,987	3,661
	National Retail Properties Inc.	80,382	3,643
	Americold Realty Trust Inc.	120,201	3,534
	Healthcare Realty Trust Inc. Class A	169,687	3,309
	First Industrial Realty Trust Inc.	59,714	3,150
		Shares	Market Value• ($000)
	EastGroup Properties Inc.	18,370	2,999
	Brixmor Property Group Inc.	131,756	2,983
	Omega Healthcare Investors Inc.	105,015	2,813
	Medical Properties Trust Inc.	266,002	2,740
*	Zillow Group Inc. Class A	62,792	2,596
	Spirit Realty Capital Inc.	61,693	2,541
	Apartment Income REIT Corp.	61,812	2,336
	Rayonier Inc.	63,756	2,141
	Equity LifeStyle Properties Inc.	30,459	2,087
	Kilroy Realty Corp.	51,710	1,863
	Iron Mountain Inc.	32,524	1,716
	Cousins Properties Inc.	68,861	1,686
	National Storage Affiliates Trust	37,660	1,593
	Vornado Realty Trust	79,694	1,576
	Park Hotels & Resorts Inc.	102,168	1,405
*	Howard Hughes Corp.	16,606	1,380
	EPR Properties	33,700	1,376
	Highwoods Properties Inc.	45,515	1,206
*	Zillow Group Inc. Class C	28,350	1,191
	Douglas Emmett Inc.	76,959	1,087
	SL Green Realty Corp.	28,967	986
	JBG SMITH Properties	47,896	826
	Hudson Pacific Properties Inc.	59,104	546
	Lamar Advertising Co. Class A	4,609	482
*	Opendoor Technologies Inc.	148,269	214
*	WeWork Inc. Class A	99,495	115
			391,153
Technology (8.2%)
*	Meta Platforms Inc. Class A	789,954	138,195
*	Salesforce Inc.	337,496	55,218
	Intel Corp.	1,827,834	45,568
	Analog Devices Inc.	182,816	33,541
*	Alphabet Inc. Class A	344,607	31,035
*	Alphabet Inc. Class C	313,706	28,328
	Micron Technology Inc.	392,749	22,709
	Texas Instruments Inc.	127,505	21,861
	Roper Technologies Inc.	47,091	20,259
	Oracle Corp.	213,186	18,632
	International Business Machines Corp.	133,734	17,292
	Marvell Technology Inc.	380,086	17,161
	Cognizant Technology Solutions Corp. Class A	228,077	14,284
*	Advanced Micro Devices Inc.	153,058	12,027
	Corning Inc.	317,131	10,767
	Hewlett Packard Enterprise Co.	570,560	8,906
	Skyworks Solutions Inc.	71,582	7,986
*	VeriSign Inc.	36,844	7,252
	HP Inc.	243,548	7,190
	Leidos Holdings Inc.	60,984	5,920
	SS&C Technologies Holdings Inc.	98,560	5,785
*	ON Semiconductor Corp.	73,401	5,682
*	ANSYS Inc.	18,136	5,506
*	Western Digital Corp.	142,116	5,469
*	VMware Inc. Class A	48,595	5,352

31

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	Pinterest Inc. Class A	203,696	5,115
*	Akamai Technologies Inc.	69,283	5,030
	Amphenol Corp. Class A	64,424	4,994
	Amdocs Ltd.	53,617	4,912
*	GoDaddy Inc. Class A	60,653	4,592
*	Qorvo Inc.	45,360	4,576
*	Zoom Video Communications Inc. Class A	56,358	4,204
*	Okta Inc.	58,495	4,170
*	Wolfspeed Inc.	55,059	4,073
	Dell Technologies Inc. Class C	95,868	3,896
*	F5 Inc.	26,488	3,787
*	Black Knight Inc.	62,000	3,695
*	Ceridian HCM Holding Inc.	49,219	3,590
*	Twilio Inc. Class A	48,760	3,277
	Gen Digital Inc. (XNGS)	160,007	3,122
*	Arrow Electronics Inc.	25,992	3,067
*	CACI International Inc. Class A	10,331	3,027
*	DXC Technology Co.	103,642	2,875
	Microchip Technology Inc.	35,065	2,841
	Concentrix Corp.	19,108	2,615
*	Guidewire Software Inc.	37,200	2,612
	Science Applications International Corp.	23,980	2,557
	National Instruments Corp.	50,343	2,543
*	Cirrus Logic Inc.	23,959	2,462
	Dolby Laboratories Inc. Class A	27,423	2,256
*	UiPath Inc. Class A	151,907	2,254
*	Clarivate plc	212,464	2,152
	TD SYNNEX Corp.	20,760	2,004
*	Coherent Corp.	44,826	1,933
	Vertiv Holdings Co. Class A	113,278	1,841
	Avnet Inc.	40,946	1,831
*	IPG Photonics Corp.	14,733	1,816
*	IAC Inc.	34,760	1,805
*	Manhattan Associates Inc.	10,468	1,505
*	Kyndryl Holdings Inc.	91,423	1,434
*	Nutanix Inc. Class A	49,295	1,393
*	Snowflake Inc. Class A	8,950	1,382
*	NCR Corp.	54,027	1,379
*,1	GLOBALFOUNDRIES Inc.	21,015	1,373
	Dun & Bradstreet Holdings Inc.	111,591	1,340
	KBR Inc.	21,561	1,188
*,1	Unity Software Inc.	36,008	1,096
	Jabil Inc.	10,982	912
*	Teradata Corp.	20,828	849
*	Tyler Technologies Inc.	2,220	713
*	DoorDash Inc. Class A	12,926	707
*	nCino Inc.	25,559	697
	Teradyne Inc.	6,450	652
*	Paycor HCM Inc.	24,709	612
*	Procore Technologies Inc.	8,101	543
*	Wix.com Ltd.	5,043	457
*	SentinelOne Inc. Class A	25,394	406
*	CCC Intelligent Solutions Holdings Inc.	43,950	394
*	Match Group Inc.	7,758	321
*	Informatica Inc. Class A	12,722	219
*	Dropbox Inc. Class A	8,010	163
*	Jamf Holding Corp.	4,165	88
*	DoubleVerify Holdings Inc.	3,282	86
		Shares	Market Value• ($000)
*	Definitive Healthcare Corp. Class A	5,803	66
			677,424
Telecommunications (4.5%)
	Cisco Systems Inc.	1,834,224	88,813
	Verizon Communications Inc.	1,876,172	72,814
	Comcast Corp. Class A	1,917,414	71,270
	AT&T Inc.	3,195,588	60,429
*	T-Mobile US Inc.	266,196	37,848
	Motorola Solutions Inc.	73,331	19,272
	Juniper Networks Inc.	140,959	4,339
*	Ciena Corp.	65,912	3,178
*	Frontier Communications Parent Inc.	109,275	2,990
*	Liberty Broadband Corp. Class C	32,599	2,825
*	Roku Inc.	38,543	2,493
*	Lumentum Holdings Inc.	30,783	1,657
	Lumen Technologies Inc.	451,137	1,534
*	DISH Network Corp. Class A	111,858	1,276
*	ViaSat Inc.	32,560	1,034
	Cable One Inc.	938	648
*	Altice USA Inc. Class A	91,977	364
	Ubiquiti Inc.	1,316	353
*	Liberty Broadband Corp. Class A	158	14
			373,151
Utilities (5.6%)
	NextEra Energy Inc.	886,478	62,967
	Duke Energy Corp.	344,406	32,464
	Southern Co.	485,803	30,635
	Sempra Energy (XNYS)	140,632	21,089
	Dominion Energy Inc.	370,864	20,627
	American Electric Power Co. Inc.	228,998	20,145
	Exelon Corp.	442,039	17,854
	Xcel Energy Inc.	242,691	15,671
	Consolidated Edison Inc.	158,179	14,133
	Public Service Enterprise Group Inc.	221,965	13,413
	WEC Energy Group Inc.	140,573	12,463
	Eversource Energy	153,563	11,573
*	PG&E Corp.	736,061	11,497
	American Water Works Co. Inc.	81,519	11,444
	Republic Services Inc. Class A	86,289	11,125
	Edison International	167,927	11,118
	Constellation Energy Corp.	145,613	10,905
	FirstEnergy Corp.	242,356	9,583
	Ameren Corp.	114,901	9,503
	DTE Energy Co.	85,852	9,419
	Entergy Corp.	90,667	9,327
	PPL Corp.	327,464	8,864
	CenterPoint Energy Inc.	279,524	7,776
	CMS Energy Corp.	129,215	7,620
	Atmos Energy Corp.	61,150	6,898
	AES Corp.	244,708	6,039
	Evergy Inc.	98,344	5,784
	Alliant Energy Corp.	112,309	5,758
	NiSource Inc.	182,459	5,005
	Essential Utilities Inc.	102,352	4,379
	Pinnacle West Capital Corp.	50,411	3,714
	UGI Corp.	93,748	3,490
	NRG Energy Inc.	101,846	3,340

32

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	OGE Energy Corp.	89,209	3,187
*	Clean Harbors Inc.	22,979	3,035
	IDACORP Inc.	22,217	2,297
*	Sunrun Inc.	93,271	2,242
	National Fuel Gas Co.	35,988	2,061
	Hawaiian Electric Industries Inc.	49,325	1,995
*	Stericycle Inc.	41,540	1,981
	Waste Management Inc.	11,415	1,710
	Vistra Corp.	74,308	1,634
[1]	Brookfield Renewable Corp. Class A	56,791	1,582
[1]	Avangrid Inc.	32,490	1,268
			458,614
Total Common Stocks (Cost $8,068,198)			8,268,965
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 4.640% (Cost $27,336)	273,423	27,340
Total Investments (100.2%) (Cost $8,095,534)			8,296,305
Other Assets and Liabilities—Net (-0.2%)			(13,539)
Net Assets (100%)			8,282,766
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $26,431,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $27,323,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	34	6,758	(6)

33

Russell 1000 Value Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
L3Harris Technologies Inc.	8/31/23	BANA	6,758	(4.569)	—	(24)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
34

Russell 1000 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,068,198)	8,268,965
Affiliated Issuers (Cost $27,336)	27,340
Total Investments in Securities	8,296,305
Investment in Vanguard	305
Cash Collateral Pledged—Futures Contracts	370
Receivables for Investment Securities Sold	408
Receivables for Accrued Income	17,997
Receivables for Capital Shares Issued	525
Total Assets	8,315,910
Liabilities
Due to Custodian	4,029
Payables for Investment Securities Purchased	1,167
Collateral for Securities on Loan	27,323
Payables for Capital Shares Redeemed	345
Payables to Vanguard	235
Variation Margin Payable—Futures Contracts	21
Unrealized Depreciation—Over-the-Counter Swap Contracts	24
Total Liabilities	33,144
Net Assets	8,282,766
1 Includes $26,431,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	8,501,705
Total Distributable Earnings (Loss)	(218,939)
Net Assets	8,282,766

ETF Shares—Net Assets
Applicable to 100,202,615 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,763,251
Net Asset Value Per Share—ETF Shares	$67.50

Institutional Shares—Net Assets
Applicable to 5,763,840 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,519,515
Net Asset Value Per Share—Institutional Shares	$263.63

See accompanying Notes, which are an integral part of the Financial Statements.
35

Russell 1000 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends[1]	90,328
Interest[2]	131
Securities Lending—Net	681
Total Income	91,140
Expenses
The Vanguard Group—Note B
Investment Advisory Services	97
Management and Administrative—ETF Shares	2,044
Management and Administrative—Institutional Shares	448
Marketing and Distribution—ETF Shares	189
Marketing and Distribution—Institutional Shares	30
Custodian Fees	213
Shareholders’ Reports—ETF Shares	81
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	2
Other Expenses	6
Total Expenses	3,112
Net Investment Income	88,028
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	160,499
Futures Contracts	(474)
Swap Contracts	(595)
Realized Net Gain (Loss)	159,430
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	82,955
Futures Contracts	110
Swap Contracts	(24)
Change in Unrealized Appreciation (Depreciation)	83,041
Net Increase (Decrease) in Net Assets Resulting from Operations	330,499
1	Dividends are net of foreign withholding taxes of $11,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $124,000, $1,000, less than $1,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $197,466,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Russell 1000 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	88,028	171,881
Realized Net Gain (Loss)	159,430	542,488
Change in Unrealized Appreciation (Depreciation)	83,041	(1,252,050)
Net Increase (Decrease) in Net Assets Resulting from Operations	330,499	(537,681)
Distributions
ETF Shares	(77,991)	(132,812)
Institutional Shares	(19,186)	(34,153)
Total Distributions	(97,177)	(166,965)
Capital Share Transactions
ETF Shares	590,326	(28,099)
Institutional Shares	(129,278)	(20,655)
Net Increase (Decrease) from Capital Share Transactions	461,048	(48,754)
Total Increase (Decrease)	694,370	(753,400)
Net Assets
Beginning of Period	7,588,396	8,341,796
End of Period	8,282,766	7,588,396

See accompanying Notes, which are an integral part of the Financial Statements.
37

Russell 1000 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021[1]	2020[1]	2019[1]	2018[1]
Net Asset Value, Beginning of Period	$65.70	$71.54	$53.52	$54.61	$55.60	$50.66
Investment Operations
Net Investment Income[2]	.728	1.415	1.282	1.408	1.357	1.261
Net Realized and Unrealized Gain (Loss) on Investments	1.879	(5.875)	17.932	(1.056)	(1.054)	4.918
Total from Investment Operations	2.607	(4.460)	19.214	.352	.303	6.179
Distributions
Dividends from Net Investment Income	(.807)	(1.380)	(1.194)	(1.442)	(1.293)	(1.239)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.807)	(1.380)	(1.194)	(1.442)	(1.293)	(1.239)
Net Asset Value, End of Period	$67.50	$65.70	$71.54	$53.52	$54.61	$55.60
Total Return	4.04%	-6.32%	36.32%	0.75%	0.60%	12.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,763	$5,980	$6,569	$2,646	$1,914	$1,487
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.19%	2.02%	1.99%	2.65%	2.51%	2.35%
Portfolio Turnover Rate[3]	2%	14%	19%	24%	17%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective at the beginning of trading on April 20, 2021.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Russell 1000 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$256.61	$279.40	$209.00	$213.25	$217.14	$197.85
Investment Operations
Net Investment Income[1]	2.853	5.555	5.002	5.594	5.294	4.978
Net Realized and Unrealized Gain (Loss) on Investments	7.330	(22.930)	70.071	(4.226)	(4.087)	19.227
Total from Investment Operations	10.183	(17.375)	75.073	1.368	1.207	24.205
Distributions
Dividends from Net Investment Income	(3.163)	(5.415)	(4.673)	(5.618)	(5.097)	(4.915)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.163)	(5.415)	(4.673)	(5.618)	(5.097)	(4.915)
Net Asset Value, End of Period	$263.63	$256.61	$279.40	$209.00	$213.25	$217.14
Total Return	4.04%	-6.30%	36.35%	0.81%	0.61%	12.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,520	$1,608	$1,773	$1,207	$1,889	$1,603
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.20%	2.03%	2.01%	2.64%	2.52%	2.39%
Portfolio Turnover Rate[2]	2%	14%	19%	24%	17%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
39

Russell 1000 Value Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
40

Russell 1000 Value Index Fund
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,
41

Russell 1000 Value Index Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
42

Russell 1000 Value Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $305,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
43

Russell 1000 Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,268,869	96	—	8,268,965
Temporary Cash Investments	27,340	—	—	27,340
Total	8,296,209	96	—	8,296,305
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	6	—	—	6
Swap Contracts	—	24	—	24
Total	6	24	—	30
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,115,690
Gross Unrealized Appreciation	785,017
Gross Unrealized Depreciation	(604,408)
Net Unrealized Appreciation (Depreciation)	180,609
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $588,895,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2023, the fund purchased $1,439,701,000 of investment securities and sold $985,466,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,286,794,000 and $718,612,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $32,296,000 and sales were $11,330,000, resulting in net realized loss of $2,462,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
44

Russell 1000 Value Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,309,251	19,825	2,456,832	35,376
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(718,925)	(10,650)	(2,484,931)	(36,175)
Net Increase (Decrease)—ETF Shares	590,326	9,175	(28,099)	(799)
Institutional Shares
Issued	66,777	260	344,309	1,268
Issued in Lieu of Cash Distributions	16,441	66	29,650	110
Redeemed	(212,496)	(828)	(394,614)	(1,457)
Net Increase (Decrease)—Institutional Shares	(129,278)	(502)	(20,655)	(79)
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
45

Russell 1000 Growth Index Fund
Fund Allocation
As of February 28, 2023
Basic Materials	0.9%
Consumer Discretionary	18.4
Consumer Staples	4.3
Energy	1.6
Financials	3.3
Health Care	11.6
Industrials	13.6
Real Estate	1.6
Technology	43.8
Telecommunications	0.5
Utilities	0.4
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
46

Russell 1000 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (0.9%)
	Linde plc	75,868	26,430
	Ecolab Inc.	159,363	25,398
	Fastenal Co.	418,790	21,593
	CF Industries Holdings Inc.	143,225	12,302
	Albemarle Corp.	43,807	11,141
	Avery Dennison Corp.	36,690	6,684
	Valvoline Inc.	129,275	4,550
	FMC Corp.	31,305	4,043
	Southern Copper Corp.	40,145	2,958
*	MP Materials Corp.	66,448	2,326
	Chemours Co.	64,921	2,219
	Mosaic Co.	31,621	1,682
	Scotts Miracle-Gro Co.	9,455	780
	Royal Gold Inc.	3,275	389
			122,495
Consumer Discretionary (18.4%)
*	Amazon.com Inc.	6,484,701	611,053
*	Tesla Inc.	1,885,681	387,903
	Costco Wholesale Corp.	323,135	156,456
	Home Depot Inc.	437,387	129,703
	NIKE Inc. Class B	893,946	106,192
	Lowe's Cos. Inc.	391,253	80,500
*	Booking Holdings Inc.	28,292	71,409
	TJX Cos. Inc.	846,771	64,863
*	Netflix Inc.	144,249	46,467
	Estee Lauder Cos. Inc. Class A	167,084	40,610
*	Uber Technologies Inc.	1,213,357	40,356
	Dollar General Corp.	164,643	35,612
	McDonald's Corp.	131,229	34,633
*	Airbnb Inc. Class A	274,083	33,789
	Marriott International Inc. Class A	193,755	32,791
	Target Corp.	185,723	31,294
*	AutoZone Inc.	12,559	31,228
	Starbucks Corp.	301,587	30,789
*	Chipotle Mexican Grill Inc. Class A	20,313	30,288
*	Lululemon Athletica Inc.	81,220	25,113
*	Copart Inc.	309,739	21,824
	Hilton Worldwide Holdings Inc.	140,068	20,241
*	Warner Bros Discovery Inc.	1,262,990	19,728
*	Ulta Beauty Inc.	36,782	19,083
	Tractor Supply Co.	80,355	18,744
		Shares	Market Value• ($000)
*	Delta Air Lines Inc.	466,922	17,902
*	Trade Desk Inc. Class A	319,016	17,852
*	O'Reilly Automotive Inc.	18,421	15,291
*	Expedia Group Inc.	109,928	11,979
*	Roblox Corp. Class A	324,237	11,880
*	Spotify Technology SA	101,637	11,820
	Ross Stores Inc.	105,375	11,648
	DR Horton Inc.	119,754	11,075
*	Etsy Inc.	90,904	11,037
*	Take-Two Interactive Software Inc.	99,097	10,856
	Pool Corp.	27,757	9,905
*	Burlington Stores Inc.	45,180	9,680
	Darden Restaurants Inc.	64,797	9,265
*	Walt Disney Co.	88,845	8,850
*	Five Below Inc.	39,447	8,059
*	NVR Inc.	1,527	7,900
*	Deckers Outdoor Corp.	17,149	7,140
*	Dollar Tree Inc.	48,252	7,010
*	Floor & Decor Holdings Inc. Class A	75,611	6,942
	Vail Resorts Inc.	27,850	6,503
	Churchill Downs Inc.	25,827	6,348
*	Aptiv plc	49,790	5,790
	Rollins Inc.	157,850	5,556
	Domino's Pizza Inc.	18,588	5,465
*	Caesars Entertainment Inc.	102,301	5,193
*	Las Vegas Sands Corp.	89,951	5,169
*	DraftKings Inc. Class A	257,481	4,856
	Williams-Sonoma Inc.	38,265	4,780
*	BJ's Wholesale Club Holdings Inc.	62,019	4,453
*	Live Nation Entertainment Inc.	57,354	4,133
	Best Buy Co. Inc.	45,837	3,810
*	Planet Fitness Inc. Class A	43,939	3,561
	PulteGroup Inc.	63,060	3,448
	H&R Block Inc.	93,449	3,439
	Polaris Inc.	29,900	3,401
	Wyndham Hotels & Resorts Inc.	43,633	3,361
*	IAA Inc.	81,272	3,325
*,1	Lucid Group Inc.	360,225	3,289
	Yum! Brands Inc.	24,201	3,077
*	SiteOne Landscape Supply Inc.	19,678	2,919
	Wendy's Co.	126,105	2,769
47

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
	Choice Hotels International Inc.	23,386	2,768
	World Wrestling Entertainment Inc. Class A	31,342	2,633
	Toll Brothers Inc.	41,462	2,485
*	YETI Holdings Inc.	61,291	2,389
	eBay Inc.	51,069	2,344
*	Mattel Inc.	120,318	2,165
*	Lyft Inc. Class A	187,019	1,870
	Travel + Leisure Co.	42,305	1,775
*	Victoria's Secret & Co.	42,238	1,674
*,1	Wayfair Inc. Class A	36,807	1,490
*	RH	4,939	1,477
	Genuine Parts Co.	7,985	1,412
	Electronic Arts Inc.	12,110	1,343
[1]	Nordstrom Inc.	68,214	1,329
	Madison Square Garden Sports Corp.	6,583	1,258
*	Leslie's Inc.	98,848	1,246
*	Liberty Media Corp.- Liberty SiriusXM Class C	36,685	1,182
*	Liberty Media Corp.-Liberty Formula One Class C	17,327	1,176
	Tapestry Inc.	24,575	1,069
*	Wynn Resorts Ltd.	9,308	1,009
*	Bright Horizons Family Solutions Inc.	12,605	994
*	CarMax Inc.	14,050	970
*	Six Flags Entertainment Corp.	26,060	688
*,1	Carvana Co. Class A	72,732	685
*	Skechers USA Inc. Class A	15,202	677
*	Playtika Holding Corp.	67,066	644
	Advance Auto Parts Inc.	3,227	468
	Nexstar Media Group Inc. Class A	2,362	439
*,1	Mister Car Wash Inc.	41,172	380
*	Liberty Media Corp.- Liberty SiriusXM Class A	11,691	379
*	Norwegian Cruise Line Holdings Ltd.	20,596	305
*	Ollie's Bargain Outlet Holdings Inc.	1,638	94
*	TripAdvisor Inc.	4,199	91
*	Driven Brands Holdings Inc.	1,713	48
			2,462,361
Consumer Staples (4.3%)
	PepsiCo Inc.	852,223	147,886
	Coca-Cola Co.	2,136,359	127,135
	Procter & Gamble Co.	734,082	100,980
	Sysco Corp.	369,553	27,558
	Colgate-Palmolive Co.	371,007	27,195
*	Monster Beverage Corp.	246,403	25,074
	Hershey Co.	92,467	22,037
	Kimberly-Clark Corp.	145,511	18,196
	AmerisourceBergen Corp.	113,027	17,583
	Clorox Co.	74,181	11,531
	Lamb Weston Holdings Inc.	105,467	10,614
	McKesson Corp.	20,395	7,134
		Shares	Market Value• ($000)
	Kellogg Co.	102,667	6,770
	Church & Dwight Co. Inc.	79,520	6,662
	Brown-Forman Corp. Class B	79,211	5,138
*	Boston Beer Co. Inc. Class A	6,518	2,111
*	Performance Food Group Co.	33,594	1,901
	Brown-Forman Corp. Class A	17,995	1,168
*	Freshpet Inc.	17,788	1,106
*	Darling Ingredients Inc.	7,277	460
*	Olaplex Holdings Inc.	87,403	430
*	Pilgrim's Pride Corp.	17,487	409
*	Grocery Outlet Holding Corp.	3,303	89
			569,167
Energy (1.6%)
	EOG Resources Inc.	311,381	35,192
	Occidental Petroleum Corp.	479,324	28,069
	Hess Corp.	160,463	21,614
*	Enphase Energy Inc.	95,278	20,059
	Pioneer Natural Resources Co.	95,348	19,109
	Cheniere Energy Inc.	104,265	16,405
	Devon Energy Corp.	231,607	12,488
	Targa Resources Corp.	165,261	12,246
	Halliburton Co.	296,462	10,741
	Diamondback Energy Inc.	72,769	10,230
	Texas Pacific Land Corp.	4,142	7,374
	Ovintiv Inc. (XNYS)	128,367	5,490
*	Antero Resources Corp.	136,859	3,586
	Range Resources Corp.	113,519	3,058
*,1	Plug Power Inc.	190,430	2,832
	ONEOK Inc.	37,504	2,455
	Coterra Energy Inc.	93,588	2,337
	PDC Energy Inc.	33,883	2,274
*,1	ChargePoint Holdings Inc.	187,881	2,134
	New Fortress Energy Inc. Class A	39,665	1,309
	Enviva Inc.	22,919	998
*	Southwestern Energy Co.	54,769	290
			220,290
Financials (3.3%)
	Progressive Corp.	370,692	53,202
	Marsh & McLennan Cos. Inc.	322,685	52,320
	Charles Schwab Corp.	615,603	47,968
	Blackstone Inc.	511,327	46,428
	Aon plc Class A (XNYS)	140,878	42,834
	Moody's Corp.	110,089	31,942
	MSCI Inc. Class A	42,533	22,209
	Apollo Global Management Inc.	267,988	19,000
	Ameriprise Financial Inc.	49,483	16,966
	LPL Financial Holdings Inc.	58,074	14,493
	FactSet Research Systems Inc.	27,809	11,528
	Broadridge Financial Solutions Inc.	77,358	10,890

48

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
	MarketAxess Holdings Inc.	27,146	9,269
	Ares Management Corp. Class A	111,222	8,968
*	SVB Financial Group	27,294	7,864
*	Arch Capital Group Ltd.	83,528	5,847
	RenaissanceRe Holdings Ltd.	17,522	3,765
[1]	Blue Owl Capital Inc. Class A	301,848	3,725
	Tradeweb Markets Inc. Class A	49,648	3,520
	Western Alliance Bancorp	47,390	3,518
	Morningstar Inc.	16,315	3,383
	Everest Re Group Ltd.	8,726	3,351
	Arthur J Gallagher & Co.	17,017	3,188
	Erie Indemnity Co. Class A	13,540	3,187
*	Markel Corp.	2,213	2,943
*	Ryan Specialty Holdings Inc.	58,782	2,476
	First Citizens BancShares Inc. Class A	1,908	1,400
	Raymond James Financial Inc.	11,622	1,261
	Lincoln National Corp.	25,236	800
	Brown & Brown Inc.	13,834	776
	Rocket Cos. Inc. Class A	45,401	357
	Assurant Inc.	2,481	316
	Signature Bank	2,695	310
*,1	Credit Acceptance Corp.	588	261
[1]	UWM Holdings Corp.	59,803	255
*,1	Upstart Holdings Inc.	9,588	177
			440,697
Health Care (11.6%)
	UnitedHealth Group Inc.	620,821	295,473
	AbbVie Inc.	1,289,387	198,437
	Eli Lilly & Co.	500,332	155,713
	Merck & Co. Inc.	772,616	82,083
	Amgen Inc.	327,195	75,798
	Zoetis Inc.	343,849	57,423
*	Intuitive Surgical Inc.	236,996	54,364
*	Vertex Pharmaceuticals Inc.	176,207	51,151
*	Edwards Lifesciences Corp.	451,335	36,305
	Stryker Corp.	137,221	36,073
	Humana Inc.	65,187	32,269
*	DexCom Inc.	281,410	31,239
*	IDEXX Laboratories Inc.	59,770	28,285
*	IQVIA Holdings Inc.	134,954	28,134
	Agilent Technologies Inc.	193,250	27,436
	Elevance Health Inc.	53,314	25,040
	ResMed Inc.	105,294	22,428
	Thermo Fisher Scientific Inc.	34,765	18,834
*	Seagen Inc.	98,872	17,766
*	Alnylam Pharmaceuticals Inc.	89,366	17,109
	West Pharmaceutical Services Inc.	53,915	17,093
		Shares	Market Value• ($000)
*	Veeva Systems Inc. Class A	102,033	16,903
	Abbott Laboratories	164,449	16,728
*	Horizon Therapeutics plc	150,027	16,426
*	Insulet Corp.	50,291	13,898
*	Align Technology Inc.	42,745	13,230
	Cigna Group	34,860	10,183
*	Avantor Inc.	412,849	10,061
*	Molina Healthcare Inc.	32,311	8,896
*	Incyte Corp.	115,451	8,887
*	Regeneron Pharmaceuticals Inc.	11,068	8,416
	Bio-Techne Corp.	113,158	8,220
	Danaher Corp.	32,184	7,966
*	Charles River Laboratories International Inc.	34,175	7,496
*	Sarepta Therapeutics Inc.	61,253	7,481
*	Neurocrine Biosciences Inc.	68,656	7,078
*	Penumbra Inc.	26,054	6,774
*	Novocure Ltd.	75,533	5,814
	Bruker Corp.	79,263	5,463
*	Repligen Corp.	28,790	5,020
*	Masimo Corp.	26,667	4,462
*	Exelixis Inc.	199,767	3,412
*	Ionis Pharmaceuticals Inc.	93,395	3,353
*	DaVita Inc.	40,368	3,321
*	Natera Inc.	67,103	3,258
*	Catalent Inc.	42,356	2,889
*	10X Genomics Inc. Class A	59,167	2,812
*	agilon health Inc.	130,515	2,768
	HCA Healthcare Inc.	9,836	2,395
	Baxter International Inc.	57,128	2,282
*	Guardant Health Inc.	71,965	2,223
*	Moderna Inc.	14,435	2,004
	Chemed Corp.	3,792	1,978
*	Ultragenyx Pharmaceutical Inc.	36,360	1,618
*	Tandem Diabetes Care Inc.	42,578	1,527
*	Exact Sciences Corp.	23,745	1,480
*	Doximity Inc. Class A	39,066	1,314
*	Sotera Health Co.	69,939	1,167
*	GE Healthcare Inc.	15,122	1,149
*	Maravai LifeSciences Holdings Inc. Class A	77,737	1,147
*	Certara Inc.	52,718	955
*	Syneos Health Inc.	14,909	600
*,1	Novavax Inc.	54,278	503
*	ICU Medical Inc.	2,767	472
*	Teladoc Health Inc.	10,237	271
*	Globus Medical Inc. Class A	4,523	264
*	Ginkgo Bioworks Holdings Inc.	115,714	170
*	Signify Health Inc. Class A	2,095	60
			1,543,247
Industrials (13.6%)
	Visa Inc. Class A	1,200,780	264,100
	Mastercard Inc. Class A	620,648	220,510
	Accenture plc Class A	462,498	122,816

49

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
	Union Pacific Corp.	448,384	92,941
	United Parcel Service Inc. Class B (XNYS)	478,470	87,316
	Deere & Co.	201,164	84,336
	Lockheed Martin Corp.	170,409	80,818
	Caterpillar Inc.	330,606	79,197
	Automatic Data Processing Inc.	279,796	61,505
	Illinois Tool Works Inc.	200,443	46,735
	Sherwin-Williams Co.	174,610	38,650
	Honeywell International Inc.	144,195	27,610
	Paychex Inc.	234,599	25,900
	Cintas Corp.	58,813	25,788
*	Boeing Co.	123,972	24,987
	Old Dominion Freight Line Inc.	72,604	24,632
*	Mettler-Toledo International Inc.	16,059	23,024
	WW Grainger Inc.	32,787	21,916
	Verisk Analytics Inc. Class A	113,121	19,356
*	Keysight Technologies Inc.	120,724	19,311
*	PayPal Holdings Inc.	255,379	18,796
	Trane Technologies plc	97,203	17,980
	Rockwell Automation Inc.	56,341	16,617
*	Waters Corp.	43,009	13,371
	PPG Industries Inc.	91,262	12,052
*	Fair Isaac Corp.	17,662	11,964
	CSX Corp.	384,405	11,721
	Emerson Electric Co.	137,332	11,359
*	FleetCor Technologies Inc.	52,461	11,268
	TransDigm Group Inc.	14,887	11,074
	United Rentals Inc.	23,447	10,986
	JB Hunt Transport Services Inc.	53,206	9,619
	Booz Allen Hamilton Holding Corp. Class A	96,243	9,117
	Quanta Services Inc.	56,234	9,076
	Equifax Inc.	44,625	9,038
	Jack Henry & Associates Inc.	52,930	8,693
	Vulcan Materials Co.	46,873	8,480
	Toro Co.	76,227	8,419
	Carlisle Cos. Inc.	31,724	8,192
*	Axon Enterprise Inc.	38,062	7,624
	Parker-Hannifin Corp.	21,085	7,419
	HEICO Corp. Class A	54,014	7,030
	Lincoln Electric Holdings Inc.	40,730	6,840
	TransUnion	102,962	6,737
	Crown Holdings Inc.	74,675	6,460
	Graco Inc.	84,967	5,909
	Northrop Grumman Corp.	12,536	5,818
	Allegion plc	51,362	5,789
	Cognex Corp.	117,931	5,592
*	Paylocity Holding Corp.	28,778	5,543
	Robert Half International Inc.	67,492	5,441
*	Generac Holdings Inc.	45,309	5,438
	Sealed Air Corp.	106,072	5,157
	Ball Corp.	89,737	5,044
	HEICO Corp.	30,196	5,000
	American Express Co.	27,228	4,737
		Shares	Market Value• ($000)
*	Zebra Technologies Corp. Class A	15,583	4,679
*	Fiserv Inc.	39,562	4,553
*	WEX Inc.	22,709	4,379
	Advanced Drainage Systems Inc.	47,350	4,201
	Landstar System Inc.	22,921	4,144
*	Trex Co. Inc.	80,513	4,117
*	TopBuild Corp.	19,713	4,092
	Graphic Packaging Holding Co.	170,813	4,065
*	WillScot Mobile Mini Holdings Corp.	78,294	4,024
	Watsco Inc.	12,719	3,876
	General Electric Co.	45,007	3,813
	Expeditors International of Washington Inc.	35,825	3,746
	Genpact Ltd.	67,892	3,240
	Eagle Materials Inc.	21,974	3,083
	Otis Worldwide Corp.	36,270	3,069
*	WESCO International Inc.	16,846	2,789
*	Euronet Worldwide Inc.	25,389	2,764
	Berry Global Group Inc.	43,020	2,672
	Allison Transmission Holdings Inc.	53,549	2,544
	Spirit AeroSystems Holdings Inc. Class A	73,621	2,516
*	Shift4 Payments Inc. Class A	37,626	2,427
	CH Robinson Worldwide Inc.	22,704	2,269
	IDEX Corp.	9,932	2,234
	Tetra Tech Inc.	15,973	2,187
	Nordson Corp.	9,417	2,068
	Fortune Brands Innovations Inc.	32,243	1,997
*	FTI Consulting Inc.	10,517	1,932
	Vontier Corp.	69,506	1,819
	Xylem Inc.	17,690	1,816
	BWX Technologies Inc.	25,418	1,553
	Armstrong World Industries Inc.	18,607	1,467
	MSA Safety Inc.	10,816	1,453
	Martin Marietta Materials Inc.	4,026	1,449
	A O Smith Corp.	21,378	1,403
	Huntington Ingalls Industries Inc.	6,052	1,302
	Western Union Co.	89,992	1,166
*	Axalta Coating Systems Ltd.	37,049	1,104
	Howmet Aerospace Inc.	25,976	1,096
	Donaldson Co. Inc.	15,355	971
	AGCO Corp.	6,443	907
	Valmont Industries Inc.	2,724	864
	Brunswick Corp.	9,138	799
	AECOM	6,005	519
	Masco Corp.	8,568	449
*	GXO Logistics Inc.	8,523	422
*	Middleby Corp.	2,676	416
	RPM International Inc.	4,626	410
*	Core & Main Inc. Class A	17,300	403
	Louisiana-Pacific Corp.	5,742	336
	Masterbrand Inc.	32,243	314
*	XPO Inc.	7,175	239

50

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
	Ardagh Metal Packaging SA	34,236	165
*	RXO Inc.	3,999	82
			1,821,252
Real Estate (1.6%)
	American Tower Corp.	259,907	51,464
	Crown Castle Inc.	315,543	41,257
	Equinix Inc.	50,890	35,026
	Public Storage	90,366	27,015
	Simon Property Group Inc.	115,098	14,052
*	CBRE Group Inc. Class A	111,703	9,510
	Iron Mountain Inc.	156,897	8,276
	Lamar Advertising Co. Class A	54,798	5,730
	Equity LifeStyle Properties Inc.	79,046	5,416
	SBA Communications Corp. Class A	17,661	4,580
*	CoStar Group Inc.	41,384	2,924
	Extra Space Storage Inc.	11,190	1,842
	Camden Property Trust	6,880	790
	Apartment Income REIT Corp.	7,528	285
*	Zillow Group Inc. Class A	6,278	260
*	Zillow Group Inc. Class C	3,524	148
*	Opendoor Technologies Inc.	86,666	125
			208,700
Technology (43.8%)
	Apple Inc.	10,964,128	1,616,222
	Microsoft Corp.	5,458,609	1,361,486
	NVIDIA Corp.	1,756,991	407,903
*	Alphabet Inc. Class A	3,814,227	343,509
*	Alphabet Inc. Class C	3,390,049	306,121
	Broadcom Inc.	288,009	171,161
*	Adobe Inc.	338,952	109,804
	QUALCOMM Inc.	817,425	100,977
	Intuit Inc.	201,334	81,979
	Texas Instruments Inc.	453,861	77,814
*	Advanced Micro Devices Inc.	929,238	73,020
	Applied Materials Inc.	626,622	72,782
	Oracle Corp.	766,205	66,966
*	ServiceNow Inc.	146,276	63,216
*	Meta Platforms Inc. Class A	349,617	61,162
	International Business Machines Corp.	438,543	56,704
	Lam Research Corp.	99,852	48,529
*	Synopsys Inc.	111,334	40,499
*	Palo Alto Networks Inc.	214,674	40,438
	KLA Corp.	103,438	39,242
*	Cadence Design Systems Inc.	199,216	38,437
*	Snowflake Inc. Class A	209,617	32,361
*	Autodesk Inc.	158,363	31,465
*	Fortinet Inc.	469,447	27,904
*	Workday Inc. Class A	145,340	26,956
	Microchip Technology Inc.	330,478	26,779
	Amphenol Corp. Class A	321,426	24,917
		Shares	Market Value• ($000)
*	Salesforce Inc.	149,975	24,537
	CDW Corp.	98,559	19,950
*	Crowdstrike Holdings Inc. Class A	152,992	18,465
*	Gartner Inc.	55,960	18,344
*	Atlassian Corp Ltd. Class A	104,329	17,144
	Monolithic Power Systems Inc.	33,108	16,034
*	ON Semiconductor Corp.	197,054	15,254
*	Datadog Inc. Class A	193,137	14,779
	Analog Devices Inc.	75,360	13,826
*	HubSpot Inc.	33,741	13,053
*	Cloudflare Inc. Class A	205,243	12,317
*	EPAM Systems Inc.	39,935	12,286
*	Splunk Inc.	117,927	12,088
*	Paycom Software Inc.	37,124	10,731
*	Palantir Technologies Inc. Class A	1,334,627	10,464
	Teradyne Inc.	102,872	10,405
	NetApp Inc.	158,034	10,201
*	ANSYS Inc.	33,567	10,191
*	MongoDB Inc. Class A	48,577	10,178
	HP Inc.	336,691	9,939
*	PTC Inc.	76,957	9,645
	Entegris Inc.	108,067	9,211
*	DocuSign Inc. Class A	144,119	8,842
*	DoorDash Inc. Class A	161,015	8,801
	Micron Technology Inc.	149,541	8,646
*	Lattice Semiconductor Corp.	98,663	8,382
*	Tyler Technologies Inc.	26,062	8,372
*	VMware Inc. Class A	75,884	8,357
*	Zscaler Inc.	61,347	8,046
*	Match Group Inc.	190,601	7,895
*	Zoom Video Communications Inc. Class A	92,572	6,905
*	Dynatrace Inc.	155,482	6,613
	Jabil Inc.	77,944	6,472
*	Pure Storage Inc. Class A	203,588	5,810
	Bentley Systems Inc. Class B	122,445	4,954
*	Globant SA	29,553	4,879
*	ZoomInfo Technologies Inc. Class A	200,820	4,854
	Universal Display Corp.	32,120	4,364
*	Aspen Technology Inc.	19,666	4,169
*	Smartsheet Inc. Class A	93,101	4,098
*	Manhattan Associates Inc.	28,073	4,036
*,1	Unity Software Inc.	122,713	3,735
*	Dropbox Inc. Class A	179,329	3,658
	KBR Inc.	65,529	3,611
*	Toast Inc. Class A	187,960	3,556
*	Five9 Inc.	51,583	3,405
*	Elastic NV	56,243	3,319
*	Twilio Inc. Class A	48,200	3,240
*	Alteryx Inc. Class A	44,679	2,918
*	Wix.com Ltd.	31,715	2,871
*	New Relic Inc.	38,722	2,826
	Gen Digital Inc. (XNGS)	143,124	2,792
*	Procore Technologies Inc.	37,715	2,527
*	Nutanix Inc. Class A	87,130	2,461
*	Confluent Inc. Class A	92,515	2,256

51

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
*	Pinterest Inc. Class A	87,306	2,192
*	Allegro MicroSystems Inc.	49,498	2,162
*	AppLovin Corp. Class A	155,450	2,099
*	RingCentral Inc. Class A	60,517	2,000
*	Teradata Corp.	41,642	1,697
*	SentinelOne Inc. Class A	99,234	1,587
	Pegasystems Inc.	31,726	1,471
*	VeriSign Inc.	7,100	1,398
*	Ceridian HCM Holding Inc.	18,045	1,316
*	GoDaddy Inc. Class A	15,812	1,197
*	DoubleVerify Holdings Inc.	45,491	1,195
	Dell Technologies Inc. Class C	27,550	1,120
	Corning Inc.	32,591	1,106
*	Okta Inc.	15,111	1,077
*	Jamf Holding Corp.	38,840	824
	National Instruments Corp.	13,700	692
*,1	GLOBALFOUNDRIES Inc.	10,537	689
*	Coherent Corp.	15,124	652
*	Black Knight Inc.	9,727	580
	Vertiv Holdings Co. Class A	34,375	559
*	Thoughtworks Holding Inc.	60,238	443
*	CCC Intelligent Solutions Holdings Inc.	45,417	407
*	UiPath Inc. Class A	24,717	367
*	nCino Inc.	9,517	259
*	Arrow Electronics Inc.	1,702	201
*	Definitive Healthcare Corp. Class A	10,849	124
*	NCR Corp.	3,387	86
*	Informatica Inc. Class A	3,153	54
			5,842,619
Telecommunications (0.4%)
*	Charter Communications Inc. Class A	78,058	28,695
*	Arista Networks Inc.	178,914	24,815
		Shares	Market Value• ($000)
*	Liberty Broadband Corp. Class C	40,737	3,531
	Cable One Inc.	2,501	1,727
*	Roku Inc.	24,611	1,592
*	Liberty Broadband Corp. Class A	4,733	411
	Ubiquiti Inc.	842	226
			60,997
Utilities (0.4%)
	Waste Management Inc.	280,651	42,030
	Vistra Corp.	165,452	3,638
	AES Corp.	85,240	2,104
	Republic Services Inc. Class A	9,249	1,193
	National Fuel Gas Co.	6,057	347
			49,312
Total Common Stocks (Cost $10,925,861)			13,341,137
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 4.640% (Cost $13,955)	139,586	13,957
Total Investments (100.0%) (Cost $10,939,816)			13,355,094
Other Assets and Liabilities—Net (0.0%)			(4,938)
Net Assets (100%)			13,350,156
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,657,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $13,930,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	45	8,945	(244)

See accompanying Notes, which are an integral part of the Financial Statements.
52

Russell 1000 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $10,925,861)	13,341,137
Affiliated Issuers (Cost $13,955)	13,957
Total Investments in Securities	13,355,094
Investment in Vanguard	476
Cash Collateral Pledged—Futures Contracts	480
Receivables for Accrued Income	11,487
Receivables for Capital Shares Issued	25,368
Total Assets	13,392,905
Liabilities
Due to Custodian	1,491
Payables for Investment Securities Purchased	26,403
Collateral for Securities on Loan	13,930
Payables for Capital Shares Redeemed	524
Payables to Vanguard	373
Variation Margin Payable—Futures Contracts	28
Total Liabilities	42,749
Net Assets	13,350,156
1 Includes $13,657,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	11,428,251
Total Distributable Earnings (Loss)	1,921,905
Net Assets	13,350,156

ETF Shares—Net Assets
Applicable to 175,481,844 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,350,955
Net Asset Value Per Share—ETF Shares	$58.99

Institutional Shares—Net Assets
Applicable to 6,610,293 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,999,201
Net Asset Value Per Share—Institutional Shares	$453.72

See accompanying Notes, which are an integral part of the Financial Statements.
53

Russell 1000 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends[1]	61,001
Interest[2]	131
Securities Lending—Net	242
Total Income	61,374
Expenses
The Vanguard Group—Note B
Investment Advisory Services	143
Management and Administrative—ETF Shares	2,925
Management and Administrative—Institutional Shares	865
Marketing and Distribution—ETF Shares	251
Marketing and Distribution—Institutional Shares	40
Custodian Fees	125
Shareholders’ Reports—ETF Shares	130
Shareholders’ Reports—Institutional Shares	3
Trustees’ Fees and Expenses	3
Other Expenses	6
Total Expenses	4,491
Net Investment Income	56,883
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	188,558
Futures Contracts	398
Realized Net Gain (Loss)	188,956
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(232,550)
Futures Contracts	(51)
Change in Unrealized Appreciation (Depreciation)	(232,601)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,238
1	Dividends are net of foreign withholding taxes of $1,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $123,000, ($1,000), less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $208,604,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
54

Russell 1000 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	56,883	81,178
Realized Net Gain (Loss)	188,956	54,479
Change in Unrealized Appreciation (Depreciation)	(232,601)	(2,333,788)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,238	(2,198,131)
Distributions
ETF Shares	(42,512)	(52,400)
Institutional Shares	(14,229)	(23,165)
Total Distributions	(56,741)	(75,565)
Capital Share Transactions
ETF Shares	3,038,408	1,452,751
Institutional Shares	290,338	(142,339)
Net Increase (Decrease) from Capital Share Transactions	3,328,746	1,310,412
Total Increase (Decrease)	3,285,243	(963,284)
Net Assets
Beginning of Period	10,064,913	11,028,197
End of Period	13,350,156	10,064,913

See accompanying Notes, which are an integral part of the Financial Statements.
55

Russell 1000 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021[1]	2020[1]	2019[1]	2018[1]
Net Asset Value, Beginning of Period	$60.05	$74.77	$58.66	$41.14	$39.89	$31.77
Investment Operations
Net Investment Income[2]	.280	.523	.460	.475	.481	.441
Net Realized and Unrealized Gain (Loss) on Investments	(1.043)	(14.754)	16.099	17.530	1.177	8.096
Total from Investment Operations	(.763)	(14.231)	16.559	18.005	1.658	8.537
Distributions
Dividends from Net Investment Income	(.297)	(.489)	(.449)	(.485)	(.408)	(.417)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.297)	(.489)	(.449)	(.485)	(.408)	(.417)
Net Asset Value, End of Period	$58.99	$60.05	$74.77	$58.66	$41.14	$39.89
Total Return	-1.25%	-19.11%	28.40%	44.18%	4.20%	27.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,351	$7,311	$7,455	$4,951	$2,872	$2,083
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.12%
Ratio of Net Investment Income to Average Net Assets	0.99%	0.77%	0.72%	1.04%	1.25%	1.24%
Portfolio Turnover Rate[3]	2%	13%	14%	14%	17%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 4-for-1 share split effective at the beginning of trading on April 20, 2021.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
56

Russell 1000 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$461.93	$575.10	$451.15	$316.39	$306.82	$244.34
Investment Operations
Net Investment Income[1]	2.179	4.036	3.573	3.695	3.711	3.485
Net Realized and Unrealized Gain (Loss) on Investments	(8.090)	(113.399)	123.861	134.792	9.061	62.293
Total from Investment Operations	(5.911)	(109.363)	127.434	138.487	12.772	65.778
Distributions
Dividends from Net Investment Income	(2.299)	(3.807)	(3.484)	(3.727)	(3.202)	(3.298)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.299)	(3.807)	(3.484)	(3.727)	(3.202)	(3.298)
Net Asset Value, End of Period	$453.72	$461.93	$575.10	$451.15	$316.39	$306.82
Total Return	-1.26%	-19.09%	28.42%	44.24%	4.21%	27.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,999	$2,754	$3,573	$3,542	$3,076	$3,182
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.00%	0.77%	0.74%	1.06%	1.26%	1.28%
Portfolio Turnover Rate[2]	2%	13%	14%	14%	17%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
57

Russell 1000 Growth Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
58

Russell 1000 Growth Index Fund
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
59

Russell 1000 Growth Index Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $476,000, representing less than 0.01% of the fund’s net assets and 0.19% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
60

Russell 1000 Growth Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,963,174
Gross Unrealized Appreciation	2,788,368
Gross Unrealized Depreciation	(396,692)
Net Unrealized Appreciation (Depreciation)	2,391,676
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $692,034,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2023, the fund purchased $3,939,308,000 of investment securities and sold $611,994,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,391,697,000 and $371,873,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $40,871,000 and sales were $8,512,000, resulting in net realized loss of $2,866,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
61

Russell 1000 Growth Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	3,410,342	60,250	2,316,585	34,850
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(371,934)	(6,500)	(863,834)	(12,825)
Net Increase (Decrease)—ETF Shares	3,038,408	53,750	1,452,751	22,025
Institutional Shares
Issued	504,645	1,133	370,624	724
Issued in Lieu of Cash Distributions	12,841	29	21,117	40
Redeemed	(227,148)	(515)	(534,080)	(1,014)
Net Increase (Decrease)—Institutional Shares	290,338	647	(142,339)	(250)
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
62

The Products are not sponsored, endorsed, sold or promoted by Frank Russell Company (“Russell”). Russell makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes to track general stock market performance or a segment of the same. Russell’s publication of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes are based. Russell’s only relationship to The Vanguard Group, Inc. is the licensing of certain trademarks and trade names of Russell and of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes which are determined, composed and calculated by Russell without regard to The Vanguard Group, Inc. or the Products. Russell is not responsible for and has not reviewed the Products nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell has no obligation or liability in connection with the administration, marketing or trading of the Products.
Russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the Russell Indexes or any data included in the Russell Indexes. Russell does not guarantee the accuracy and/or the completeness of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes or any data included therein and Russell shall have no liability for any errors, omissions, or interruptions therein. Russell makes no warranty, express or implied, as to the use of or results to be obtained by The Vanguard Group, Inc., investors, owners of the Products, or any other person or entity from the use of the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes or any data included therein. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell 1000, Russell 1000 Value, and Russell 1000 Growth Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.
63

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q18482 042023

Semiannual Report   |   February 28, 2023
Vanguard Russell 2000 Index Funds
Vanguard Russell 2000 Index Fund
Vanguard Russell 2000 Value Index Fund
Vanguard Russell 2000 Growth Index Fund

Contents
About Your Fund’s Expenses	1
Russell 2000 Index Fund	3
Russell 2000 Value Index Fund	35
Russell 2000 Growth Index Fund	60

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2023
	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return
Russell 2000 Index Fund
ETF Shares	$1,000.00	$1,036.90	$0.51
Institutional Shares	1,000.00	1,037.00	0.40
Russell 2000 Value Index Fund
ETF Shares	$1,000.00	$1,042.20	$0.76
Institutional Shares	1,000.00	1,042.60	0.41
Russell 2000 Growth Index Fund
ETF Shares	$1,000.00	$1,031.10	$0.76
Institutional Shares	1,000.00	1,031.40	0.40
Based on Hypothetical 5% Yearly Return
Russell 2000 Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Institutional Shares	1,000.00	1,024.40	0.40
Russell 2000 Value Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
Institutional Shares	1,000.00	1,024.40	0.40
Russell 2000 Growth Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
Institutional Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Russell 2000 Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; for the Russell 2000 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the Russell 2000 Growth Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Russell 2000 Index Fund
Fund Allocation
As of February 28, 2023
Basic Materials	4.2%
Consumer Discretionary	13.3
Consumer Staples	3.2
Energy	6.8
Financials	16.7
Health Care	15.5
Industrials	17.7
Real Estate	6.5
Technology	10.9
Telecommunications	1.7
Utilities	3.5
Other	0.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Russell 2000 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (4.2%)
*	RBC Bearings Inc.	77,310	17,767
	Commercial Metals Co.	316,356	16,371
	UFP Industries Inc.	161,985	13,855
	Cabot Corp.	150,697	11,985
	Balchem Corp.	86,329	11,223
	Mueller Industries Inc.	151,603	11,214
	Avient Corp.	246,925	10,773
*	Livent Corp.	439,274	10,301
	Sensient Technologies Corp.	113,698	8,572
*	Ingevity Corp.	101,656	8,393
	Hecla Mining Co.	1,500,394	7,727
	Boise Cascade Co.	107,085	7,401
	Innospec Inc.	67,083	7,343
*	Arconic Corp.	275,381	7,281
	Quaker Chemical Corp.	36,750	7,195
	Carpenter Technology Corp.	129,661	6,267
	Materion Corp.	55,329	6,179
	Stepan Co.	57,817	6,018
*	Constellium SE Class A	342,331	5,474
	Minerals Technologies Inc.	87,788	5,333
	Worthington Industries Inc.	85,121	5,145
	Tronox Holdings plc Class A	317,329	4,950
	Sylvamo Corp.	96,232	4,747
	Orion Engineered Carbons SA	163,660	4,173
	Mativ Holdings Inc.	147,681	3,826
*	Novagold Resources Inc.	647,555	3,620
	Compass Minerals International Inc.	92,895	3,579
*,1	Uranium Energy Corp.	955,237	3,534
	Kaiser Aluminum Corp.	43,000	3,411
*	Piedmont Lithium Inc.	47,057	3,054
	AdvanSix Inc.	72,500	2,983
	GrafTech International Ltd.	524,575	2,964
*,1	Energy Fuels Inc.	421,768	2,830
*	LSB Industries Inc.	200,312	2,722
*	Perimeter Solutions SA	317,386	2,717
*	US Silica Holdings Inc.	201,076	2,441
*	Coeur Mining Inc.	753,852	2,352
	Schnitzer Steel Industries Inc. Class A	68,742	2,247
*	TimkenSteel Corp.	119,491	2,186
		Shares	Market Value• ($000)
	Hawkins Inc.	52,626	2,140
	Koppers Holdings Inc.	55,204	1,981
*	Ecovyst Inc.	195,861	1,967
	Ryerson Holding Corp.	52,606	1,890
	Haynes International Inc.	33,196	1,816
*	Clearwater Paper Corp.	45,495	1,756
*	Century Aluminum Co.	141,106	1,703
	American Vanguard Corp.	76,159	1,589
*	Rayonier Advanced Materials Inc.	167,880	1,377
	Olympic Steel Inc.	26,159	1,373
*	Origin Materials Inc.	284,644	1,366
*	Northwest Pipe Co.	26,716	1,029
	Omega Flex Inc.	8,826	1,027
*	Intrepid Potash Inc.	30,177	956
	Tredegar Corp.	73,743	857
*,1	5e Advanced Materials Inc.	103,736	701
*,1	Amyris Inc.	536,934	671
*	Ur-Energy Inc.	574,289	615
	FutureFuel Corp.	69,532	608
*,1	Ivanhoe Electric Inc.	39,706	597
*	Alto Ingredients Inc.	195,546	571
	Glatfelter Corp.	117,195	450
*	Unifi Inc.	38,355	397
*	Dakota Gold Corp.	141,037	396
*	Polymet Mining Corp.	79,994	200
*,1	Hycroft Mining Holding Corp.	405,954	158
	Valhi Inc.	6,296	149
			278,493
Consumer Discretionary (13.3%)
*	Crocs Inc.	164,422	20,012
	Texas Roadhouse Inc. Class A	181,584	18,438
*	Light & Wonder Inc.	255,940	16,024
	Murphy USA Inc.	56,647	14,450
	Wingstop Inc.	81,237	13,839
*	Asbury Automotive Group Inc.	60,023	13,631
*	Fox Factory Holding Corp.	114,997	13,512
*	Visteon Corp.	75,386	12,592
	Academy Sports & Outdoors Inc.	210,066	12,425
*	Hilton Grand Vacations Inc.	232,749	11,111
*	Adient plc	257,408	10,996
*	Meritage Homes Corp.	98,395	10,748
	TEGNA Inc.	603,382	10,499
4

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Taylor Morrison Home Corp. Class A	283,453	10,156
*	elf Beauty Inc.	133,190	9,956
*	Skyline Champion Corp.	144,615	9,893
	Foot Locker Inc.	218,700	9,562
	Signet Jewelers Ltd.	124,154	8,892
*	Topgolf Callaway Brands Corp.	379,386	8,794
*	Goodyear Tire & Rubber Co.	761,439	8,650
	Group 1 Automotive Inc.	38,269	8,460
*	National Vision Holdings Inc.	212,736	7,948
	Kontoor Brands Inc.	150,644	7,856
	LCI Industries	67,381	7,601
	Steven Madden Ltd.	208,836	7,581
	Papa John's International Inc.	88,430	7,424
	KB Home	209,500	7,389
*	Helen of Troy Ltd.	64,336	7,250
	International Game Technology plc	266,380	7,075
*	SeaWorld Entertainment Inc.	107,799	6,964
*	Cavco Industries Inc.	24,168	6,888
*	Sonos Inc.	346,118	6,725
*	Dorman Products Inc.	71,325	6,635
	Cracker Barrel Old Country Store Inc.	60,051	6,543
*	Tri Pointe Homes Inc.	273,021	6,509
	Rush Enterprises Inc. Class A	114,388	6,484
*	frontdoor Inc.	224,485	6,342
	Graham Holdings Co. Class B	9,999	6,266
*	Boot Barn Holdings Inc.	79,896	6,188
	Bloomin' Brands Inc.	236,920	6,184
*,1	Luminar Technologies Inc. Class A	682,321	6,107
	Red Rock Resorts Inc. Class A	137,463	6,003
	American Eagle Outfitters Inc.	417,357	5,997
	Inter Parfums Inc.	48,621	5,854
*	LGI Homes Inc.	55,534	5,793
*	Duolingo Inc.	63,722	5,785
	MDC Holdings Inc.	154,878	5,730
*	Gentherm Inc.	89,648	5,694
*	Shake Shack Inc. Class A	101,539	5,665
	Dana Inc.	349,550	5,537
	Spirit Airlines Inc.	295,326	5,410
*	Chegg Inc.	336,743	5,351
	Strategic Education Inc.	61,497	5,243
	John Wiley & Sons Inc. Class A	116,366	5,177
	Winnebago Industries Inc.	80,936	5,144
	MillerKnoll Inc.	206,437	4,928
[1]	Cheesecake Factory Inc.	131,447	4,921
*	ODP Corp.	108,357	4,906
	Oxford Industries Inc.	40,893	4,809
*	Adtalem Global Education Inc.	121,554	4,755
*	Sally Beauty Holdings Inc.	290,559	4,675
*	Stride Inc.	110,000	4,672
*	Urban Outfitters Inc.	173,337	4,671
*	Dave & Buster's Entertainment Inc.	116,309	4,655
	PriceSmart Inc.	66,657	4,647
		Shares	Market Value• ($000)
	Century Communities Inc.	76,595	4,581
	Jack in the Box Inc.	57,398	4,500
*	Brinker International Inc.	117,796	4,476
*	Sabre Corp.	883,541	4,471
*	Everi Holdings Inc.	233,990	4,443
*	Allegiant Travel Co.	42,679	4,377
	Acushnet Holdings Corp.	90,139	4,350
*	Vista Outdoor Inc.	151,543	4,328
	Laureate Education Inc.	364,879	4,327
*	Madison Square Garden Entertainment Corp.	70,653	4,277
	Monro Inc.	84,680	4,271
*	Central Garden & Pet Co. Class A	108,967	4,188
*	KAR Auction Services Inc.	292,522	4,180
*	M/I Homes Inc.	72,070	4,169
*	Knowles Corp.	243,765	4,139
*	Cinemark Holdings Inc.	295,929	4,028
*	ACV Auctions Inc. Class A	319,138	3,906
*	XPEL Inc.	58,396	3,901
*	Abercrombie & Fitch Co. Class A	131,781	3,876
[1]	Dillard's Inc. Class A	10,791	3,846
	La-Z-Boy Inc.	116,730	3,780
	Scholastic Corp.	80,610	3,677
	Upbound Group Inc.	135,352	3,634
*,1	Fisker Inc.	481,080	3,574
	Wolverine World Wide Inc.	209,193	3,504
*	Coursera Inc.	310,095	3,495
	HNI Corp.	111,554	3,486
*	Cars.com Inc.	179,643	3,449
*	Liberty Media Corp.- Liberty Braves Class C	102,063	3,416
*	PROG Holdings Inc.	135,511	3,350
	Buckle Inc.	81,831	3,338
*	Malibu Boats Inc. Class A	55,163	3,297
*	Figs Inc. Class A	344,831	3,176
*	Lions Gate Entertainment Corp. Class B	313,728	3,122
	Matthews International Corp. Class A	80,931	3,088
	Dine Brands Global Inc.	39,959	3,064
*	Revolve Group Inc.	110,689	2,997
*	iRobot Corp.	72,679	2,986
*	TravelCenters of America Inc.	34,173	2,883
*	PowerSchool Holdings Inc. Class A	123,428	2,833
	Sonic Automotive Inc. Class A	48,536	2,761
	Sturm Ruger & Co. Inc.	46,584	2,714
*	American Axle & Manufacturing Holdings Inc.	306,299	2,695
	Monarch Casino & Resort Inc.	36,157	2,662
	Gray Television Inc.	221,878	2,596
*	SkyWest Inc.	135,309	2,580
*	Clean Energy Fuels Corp.	458,743	2,569
[1]	Krispy Kreme Inc.	194,614	2,532
*	Perdoceo Education Corp.	181,925	2,508
	Caleres Inc.	95,426	2,492
	Hibbett Inc.	34,398	2,474
[1]	Camping World Holdings Inc. Class A	105,757	2,414
*	iHeartMedia Inc. Class A	326,364	2,369
*	Imax Corp.	127,357	2,348

5

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	QuinStreet Inc.	137,033	2,325
*	Sleep Number Corp.	57,902	2,308
*	Green Brick Partners Inc.	73,350	2,289
*	Overstock.com Inc.	115,420	2,236
*	Golden Entertainment Inc.	54,365	2,235
	Winmark Corp.	7,608	2,222
	Standard Motor Products Inc.	54,627	2,129
[1]	Ermenegildo Zegna NV	162,720	2,119
*	Sweetgreen Inc. Class A	241,338	2,104
*	OneSpaWorld Holdings Ltd.	179,617	2,082
*	Life Time Group Holdings Inc.	113,715	2,055
*	EW Scripps Co. Class A	159,313	2,011
*	Qurate Retail Inc. Series A	950,361	2,005
*	BJ's Restaurants Inc.	61,663	1,973
	RCI Hospitality Holdings Inc.	23,419	1,962
	Franchise Group Inc.	70,485	1,960
*	G-III Apparel Group Ltd.	116,448	1,935
*	MarineMax Inc.	57,431	1,929
*,1	Bally's Corp.	97,170	1,919
*	Vizio Holding Corp. Class A	186,776	1,914
*	Chico's FAS Inc.	330,922	1,903
*	Udemy Inc.	198,549	1,874
	Steelcase Inc. Class A	234,856	1,848
*	2U Inc.	205,742	1,843
*	AMC Networks Inc. Class A	81,697	1,827
*	GoPro Inc. Class A	351,402	1,824
*	Corsair Gaming Inc.	104,086	1,822
	Arko Corp.	226,534	1,817
	Ethan Allen Interiors Inc.	61,356	1,813
*	Sun Country Airlines Holdings Inc.	89,707	1,799
[1]	Guess? Inc.	84,272	1,773
	Sinclair Broadcast Group Inc. Class A	108,945	1,773
*	Clear Channel Outdoor Holdings Inc.	1,001,224	1,772
*	Denny's Corp.	150,783	1,760
*	Chuy's Holdings Inc.	48,613	1,738
*	Portillo's Inc. Class A	75,080	1,706
*	Stoneridge Inc.	71,545	1,703
*	Lions Gate Entertainment Corp. Class A	158,261	1,679
*	Thryv Holdings Inc.	69,011	1,645
*	Master Craft Boat Holdings Inc.	47,863	1,616
	Ruth's Hospitality Group Inc.	85,666	1,598
*	Genesco Inc.	34,059	1,532
*	Hawaiian Holdings Inc.	136,604	1,530
	Haverty Furniture Cos. Inc.	39,448	1,489
	A-Mark Precious Metals Inc.	49,518	1,451
*	Children's Place Inc.	34,386	1,440
	Movado Group Inc.	41,585	1,440
*	Stagwell Inc.	208,409	1,430
*	Boston Omaha Corp. Class A	59,022	1,422
*	Viad Corp.	55,130	1,417
		Shares	Market Value• ($000)
*	Accel Entertainment Inc. Class A	151,718	1,388
	Interface Inc. Class A	156,259	1,378
*	America's Car-Mart Inc.	15,886	1,350
	Smith & Wesson Brands Inc.	123,354	1,350
	Designer Brands Inc. Class A	137,363	1,345
*	Bowlero Corp.	80,514	1,238
	Shoe Carnival Inc.	46,559	1,227
*	Xponential Fitness Inc. Class A	48,205	1,224
	European Wax Center Inc. Class A	66,044	1,219
	Carriage Services Inc. Class A	35,767	1,213
*	Instructure Holdings Inc.	46,870	1,208
*	Beazer Homes USA Inc.	79,667	1,188
*	Frontier Group Holdings Inc.	100,634	1,183
	Aaron's Co. Inc.	82,014	1,177
*	Gannett Co. Inc.	388,178	1,176
*	Integral Ad Science Holding Corp.	102,984	1,125
	Big Lots Inc.	77,832	1,117
*	Lovesac Co.	37,875	1,090
*	Central Garden & Pet Co.	26,408	1,070
*	Stitch Fix Inc. Class A	227,466	1,060
*	Rover Group Inc. Class A	252,897	1,057
	Entravision Communications Corp. Class A	161,005	1,056
	Alta Equipment Group Inc.	55,920	1,052
[1]	Bluegreen Vacations Holding Class A	31,730	1,052
	Marcus Corp.	65,108	1,048
*	Daily Journal Corp.	3,290	999
	Global Industrial Co.	35,465	998
*	Zumiez Inc.	42,726	994
	Rush Enterprises Inc. Class B	16,157	969
*	Hovnanian Enterprises Inc. Class A	14,093	960
*	Destination XL Group Inc.	156,713	937
	Johnson Outdoors Inc. Class A	14,360	931
*	Sportsman's Warehouse Holdings Inc.	103,398	930
*	Funko Inc. Class A	85,925	929
*	Liberty Media Corp.- Liberty Braves Class A	27,108	928
*	Quotient Technology Inc.	244,476	924
*	Inspired Entertainment Inc.	57,342	907
*	Arlo Technologies Inc.	233,393	887
*,1	Blink Charging Co.	96,703	875
*	Full House Resorts Inc.	89,585	867
*	Selectquote Inc.	366,172	857
*	CarParts.com Inc.	136,579	856
*	OneWater Marine Inc. Class A	30,531	849
*	Liquidity Services Inc.	65,831	833
*	Playstudios Inc.	213,415	794
	Clarus Corp.	79,007	782
*	Lindblad Expeditions Holdings Inc.	90,793	779

6

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Kura Sushi USA Inc. Class A	12,407	777
*	ContextLogic Inc. Class A	1,589,954	774
*	Build-A-Bear Workshop Inc.	36,392	762
*	Allbirds Inc. Class A	260,201	744
*	1-800-Flowers.com Inc. Class A	73,141	724
*	Century Casinos Inc.	74,562	690
*	Rush Street Interactive Inc.	163,915	687
	Kimball International Inc. Class B	98,341	680
*,1	Dream Finders Homes Inc. Class A	56,466	679
*	Motorcar Parts of America Inc.	51,642	676
*,1	Vuzix Corp.	161,810	672
*	Universal Technical Institute Inc.	88,670	644
*	Noodles & Co. Class A	109,611	640
*,1	Purple Innovation Inc. Class A	146,822	634
*	First Watch Restaurant Group Inc.	41,183	629
	El Pollo Loco Holdings Inc.	52,285	626
*	Citi Trends Inc.	21,994	617
*	Snap One Holdings Corp.	48,162	563
*	American Public Education Inc.	50,766	560
*	Fossil Group Inc.	127,992	554
*	Neogames SA	35,128	546
*	WW International Inc.	146,131	535
*	Eastman Kodak Co.	154,396	534
*	Tilly's Inc. Class A	61,392	533
*	Sonder Holdings Inc.	510,236	526
*	ONE Group Hospitality Inc.	60,601	515
[1]	Big 5 Sporting Goods Corp.	57,340	506
	Rocky Brands Inc.	18,594	495
*,1	Lordstown Motors Corp. Class A	472,317	491
*	Wheels Up Experience Inc.	440,721	489
*	Tupperware Brands Corp.	118,994	488
*	Legacy Housing Corp.	23,788	475
*	Cardlytics Inc.	86,209	470
*,1	AMMO Inc.	240,303	469
*,1	Vacasa Inc.	314,325	456
*	Tile Shop Holdings Inc.	83,364	455
	Cato Corp. Class A	48,869	452
*	BARK Inc.	326,312	441
*,1	Rent the Runway Inc. Class A	128,937	440
*	Outbrain Inc.	98,014	433
	Weyco Group Inc.	16,064	426
*	Universal Electronics Inc.	32,729	416
*	LL Flooring Holdings Inc.	77,576	392
*,1	Nerdy Inc.	151,886	381
	Superior Group of Cos. Inc.	32,613	378
*	Container Store Group Inc.	86,384	376
*,1	Reservoir Media Inc.	55,422	375
*	Latham Group Inc.	117,507	374
		Shares	Market Value• ($000)
*	Biglari Holdings Inc. Class B	2,028	365
*,1	Traeger Inc.	91,722	365
*,1	Canoo Inc.	449,593	337
*	Turtle Beach Corp.	41,414	335
*	RealReal Inc.	239,583	323
*	Lands' End Inc.	41,836	318
*	Conn's Inc.	35,417	304
*	Holley Inc.	139,128	303
*,1	Faraday Future Intelligent Electric Inc.	555,613	296
*,1	Bed Bath & Beyond Inc.	206,199	291
	Marine Products Corp.	21,999	282
	Lifetime Brands Inc.	34,367	272
*,1	Cenntro Electric Group Ltd.	487,625	264
*	Cumulus Media Inc. Class A	47,263	256
*,1	RumbleON Inc. Class B	27,710	252
*	ThredUP Inc. Class A	157,628	251
*	Solo Brands Inc. Class A	60,129	248
*,1	Focus Universal Inc.	47,195	238
*	Gambling.com Group Ltd.	24,276	237
*	Duluth Holdings Inc. Class B	36,352	218
*	Aterian Inc.	175,324	210
*,1	F45 Training Holdings Inc.	98,709	204
*,1	Mullen Automotive Inc.	880,561	204
*,1	Ondas Holdings Inc.	95,215	179
*,1	Express Inc.	174,825	178
*	Landsea Homes Corp.	26,839	175
	NL Industries Inc.	22,264	162
*	Urban One Inc.	29,608	148
*	Urban One Inc. (XNCM)	21,181	145
*	Lulu's Fashion Lounge Holdings Inc.	44,445	136
	JOANN Inc.	30,223	110
*	Torrid Holdings Inc.	38,693	106
*,1	Bird Global Inc.	446,618	90
	CompX International Inc.	4,329	81
*	Audacy Inc. Class A	311,190	67
*	Inspirato Inc.	54,644	56
*	aka Brands Holding Corp.	30,770	43
*,1	Owlet Inc.	42,989	16
			878,754
Consumer Staples (3.2%)
*	Celsius Holdings Inc.	150,546	13,669
*	BellRing Brands Inc.	357,378	11,036
	Lancaster Colony Corp.	52,668	10,111
*	Simply Good Foods Co.	240,789	9,220
*	Hostess Brands Inc. Class A	361,885	8,938
*	Sprouts Farmers Market Inc.	287,174	8,698
	Coca-Cola Consolidated Inc.	12,743	7,096
*	TreeHouse Foods Inc.	137,946	6,730
	Primo Water Corp.	427,364	6,616
	Energizer Holdings Inc.	180,538	6,541
*	United Natural Foods Inc.	157,651	6,421
	WD-40 Co.	36,987	6,415
	Edgewell Personal Care Co.	139,476	5,956
	Cal-Maine Foods Inc.	102,619	5,829
	J & J Snack Foods Corp.	41,177	5,815
	Nu Skin Enterprises Inc. Class A	133,098	5,303

7

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Vector Group Ltd.	389,216	5,165
*	Herbalife Nutrition Ltd.	265,149	5,131
*	Hain Celestial Group Inc.	243,450	4,341
	Andersons Inc.	86,735	3,958
	MGP Ingredients Inc.	38,111	3,866
	Ingles Markets Inc. Class A	38,554	3,447
	Weis Markets Inc.	44,523	3,403
	Universal Corp.	65,552	3,316
	Medifast Inc.	29,409	3,298
*	Beauty Health Co.	257,671	3,249
*	Chefs' Warehouse Inc.	92,197	3,001
*	National Beverage Corp.	63,798	2,976
*,1	Beyond Meat Inc.	166,414	2,969
	Utz Brands Inc.	177,861	2,917
	Fresh Del Monte Produce Inc.	82,476	2,580
	SpartanNash Co.	94,515	2,529
[1]	B&G Foods Inc.	192,248	2,436
	John B Sanfilippo & Son Inc.	24,146	2,168
*	SunOpta Inc.	264,727	2,033
	Tootsie Roll Industries Inc.	42,330	1,864
*	USANA Health Sciences Inc.	30,599	1,860
*	Duckhorn Portfolio Inc.	114,321	1,743
	Calavo Growers Inc.	47,091	1,520
	ACCO Brands Corp.	250,065	1,418
*	Sovos Brands Inc.	104,280	1,363
*	Vital Farms Inc.	80,643	1,303
*	Vita Coco Co. Inc.	75,170	1,271
*	Mission Produce Inc.	108,899	1,254
*	Benson Hill Inc.	467,343	1,042
[1]	PetMed Express Inc.	54,278	1,019
	Turning Point Brands Inc.	40,490	968
*	Seneca Foods Corp. Class A	13,715	762
*,1	Veru Inc.	174,937	692
*,1	GrowGeneration Corp.	155,121	657
*,1	Rite Aid Corp.	149,446	577
	Village Super Market Inc. Class A	23,198	518
*	Honest Co. Inc.	178,516	498
*,1	Brookfield Realty Capital Corp.	72,695	484
	Alico Inc.	16,708	430
*	Lifecore Biomedical Inc.	73,350	425
*	Nature's Sunshine Products Inc.	37,098	402
*	22nd Century Group Inc.	434,556	393
*,1	HF Foods Group Inc.	96,976	376
*	Whole Earth Brands Inc.	107,718	370
	Natural Grocers by Vitamin Cottage Inc.	25,275	277
*,1	PLBY Group Inc.	111,010	236
*	AppHarvest Inc.	204,936	209
*,1	Tattooed Chef Inc.	130,374	164
*	Vintage Wine Estates Inc.	86,119	132
*,1	Local Bounti Corp.	173,062	119
*,1	Boxed Inc.	153,225	94
			211,617
Energy (6.8%)
	ChampionX Corp.	542,645	16,589
	Matador Resources Co.	305,106	16,412
	Murphy Oil Corp.	399,459	15,587
	Chord Energy Corp.	112,597	15,158
	Civitas Resources Inc.	199,954	14,031
		Shares	Market Value• ($000)
*	Weatherford International plc	191,492	12,757
	Helmerich & Payne Inc.	278,724	11,729
	PBF Energy Inc. Class A	265,900	11,622
*	Denbury Inc.	135,817	11,323
*	Valaris Ltd.	165,048	11,099
	Magnolia Oil & Gas Corp. Class A	472,983	10,335
	SM Energy Co.	328,348	9,690
*	Kosmos Energy Ltd.	1,224,059	9,633
*	Noble Corp. plc	228,492	9,526
*	Shoals Technologies Group Inc. Class A	374,122	9,181
*	Peabody Energy Corp.	319,070	8,711
	California Resources Corp.	200,663	8,468
	Patterson-UTI Energy Inc.	581,832	7,971
	Arcosa Inc.	131,158	7,948
*	Array Technologies Inc.	408,720	7,659
*	CNX Resources Corp.	483,874	7,427
	Cactus Inc. Class A	159,600	7,334
	Alpha Metallurgical Resources Inc.	41,331	6,933
	Equitrans Midstream Corp.	1,113,655	6,715
	Arch Resources Inc.	40,192	6,324
*	Golar LNG Ltd.	273,833	6,252
*	Tidewater Inc.	126,061	6,157
	Permian resources Corp. Class A	563,021	6,086
	Liberty Energy Inc. Class A	376,766	5,746
*	Oceaneering International Inc.	270,801	5,657
	Northern Oil and Gas Inc.	178,754	5,548
	Warrior Met Coal Inc.	139,394	5,335
*	Callon Petroleum Co.	133,334	5,168
	CONSOL Energy Inc.	92,989	5,089
*	Green Plains Inc.	146,061	5,064
*	Expro Group Holdings NV	210,542	4,786
	Delek US Holdings Inc.	188,212	4,737
	World Fuel Services Corp.	166,176	4,562
[1]	Sitio Royalties Corp. Class A	192,491	4,525
*	NexTier Oilfield Solutions Inc.	476,323	4,349
	Archrock Inc.	366,069	4,052
*,1	Borr Drilling Ltd.	545,447	3,944
*	NOW Inc.	299,153	3,844
*	Ameresco Inc. Class A	86,320	3,794
*	Nabors Industries Ltd. (XNYS)	24,616	3,700
*,1	FuelCell Energy Inc.	1,107,256	3,698
*	Par Pacific Holdings Inc.	132,220	3,673
*,1	SunPower Corp.	221,534	3,327
*	Diamond Offshore Drilling Inc.	273,654	3,251
*	Helix Energy Solutions Group Inc.	387,950	3,212
*	Talos Energy Inc.	179,587	3,198
*	Stem Inc.	390,243	3,184
*	Dril-Quip Inc.	90,576	3,102
	Comstock Resources Inc.	247,736	3,007
	CVR Energy Inc.	80,111	2,542
*	MRC Global Inc.	225,067	2,521
*	Vital Energy Inc.	44,838	2,304
	Ranger Oil Corp. Class A	51,959	2,156
	SunCoke Energy Inc.	225,300	2,143

8

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	ProPetro Holding Corp.	237,277	2,090
*,1	Tellurian Inc.	1,380,155	2,056
*	Gulfport Energy Corp.	29,800	1,970
	Berry Corp.	206,339	1,946
*,1	Fluence Energy Inc.	97,737	1,825
	RPC Inc.	202,011	1,772
*	Bristow Group Inc.	63,669	1,734
*,1	Montauk Renewables Inc.	174,829	1,724
*,1	Earthstone Energy Inc. Class A	118,508	1,653
*	Oil States International Inc.	170,009	1,552
*	W&T Offshore Inc.	254,869	1,430
	Select Energy Services Inc. Class A	192,505	1,428
*	REX American Resources Corp.	43,186	1,426
*	DMC Global Inc.	51,206	1,371
	VAALCO Energy Inc.	286,988	1,346
[1]	Kinetik Holdings Inc. Class A	44,592	1,327
*	Centrus Energy Corp. Class A	28,760	1,289
*	SandRidge Energy Inc.	86,411	1,261
[1]	Crescent Energy Inc. Class A	105,701	1,220
*,1	ProFrac Holding Corp. Class A	63,127	1,208
*	TETRA Technologies Inc.	338,749	1,206
*,1	Solid Power Inc.	356,726	1,206
*	TPI Composites Inc.	99,621	1,152
*,1	EVgo Inc.	185,027	1,097
*	Newpark Resources Inc.	234,673	1,040
*	Gevo Inc.	530,394	981
[1]	Riley Exploration Permian Inc.	28,653	877
*	Amplify Energy Corp.	97,290	815
*	SilverBow Resources Inc.	31,759	782
	Solaris Oilfield Infrastructure Inc. Class A	86,947	776
*	Energy Vault Holdings Inc.	224,278	749
*	NextDecade Corp.	99,106	700
*	National Energy Services Reunited Corp.	103,248	667
	Ramaco Resources Inc.	60,613	603
*,1	Ring Energy Inc.	256,584	539
[1]	HighPeak Energy Inc.	18,631	498
	NACCO Industries Inc. Class A	10,885	407
*,1	ESS Tech Inc.	216,952	395
*,1	FTC Solar Inc.	114,689	352
*	Empire Petroleum Corp.	26,999	351
*,1	Aemetis Inc.	79,613	284
*	Volta Inc.	325,264	279
*	NEXTracker Inc. Class A	6,102	186
*	Heliogen Inc.	241,881	75
*	Battalion Oil Corp.	6,531	59
			447,579
Financials (16.6%)
	Kinsale Capital Group Inc.	58,662	18,696
	Selective Insurance Group Inc.	161,651	16,412
	SouthState Corp.	203,169	16,392
	RLI Corp.	105,676	14,574
	United Bankshares Inc.	353,558	14,415
	Glacier Bancorp Inc.	301,443	14,282
		Shares	Market Value• ($000)
	Old National Bancorp	794,352	14,036
	Valley National Bancorp	1,168,287	13,529
	Cadence Bank	491,631	13,058
	Houlihan Lokey Inc. Class A	135,510	12,968
	First Financial Bankshares Inc.	352,453	12,928
	Home BancShares Inc.	509,173	12,271
	Essent Group Ltd.	285,515	12,263
	Hancock Whitney Corp.	233,540	11,471
	UMB Financial Corp.	119,339	10,819
	ServisFirst Bancshares Inc.	136,039	10,060
	Independent Bank Corp. (XNGS)	124,134	9,891
	Blackstone Mortgage Trust Inc. Class A	461,695	9,774
	United Community Banks Inc.	288,340	9,547
	Associated Banc-Corp.	404,521	9,365
	Jackson Financial Inc. Class A	202,688	9,198
	Radian Group Inc.	426,922	9,115
	Federated Hermes Inc.	231,153	9,096
	FirstCash Holdings Inc.	102,060	9,007
*	Texas Capital Bancshares Inc.	135,554	8,978
	Community Bank System Inc.	144,820	8,841
*	Mr Cooper Group Inc.	187,905	8,724
	CVB Financial Corp.	361,041	8,640
	First Interstate BancSystem Inc. Class A	242,282	8,611
	Ameris Bancorp	179,251	8,581
	Cathay General Bancorp	195,189	8,378
*	Genworth Financial Inc. Class A	1,340,836	8,353
	WSFS Financial Corp.	166,244	8,297
	Pacific Premier Bancorp Inc.	253,829	8,229
*	Focus Financial Partners Inc. Class A	157,265	8,156
	American Equity Investment Life Holding Co.	191,823	7,989
	CNO Financial Group Inc.	307,572	7,880
	Atlantic Union Bankshares Corp.	203,066	7,607
	Hamilton Lane Inc. Class A	97,502	7,586
	Fulton Financial Corp.	439,530	7,560
	BankUnited Inc.	211,194	7,480
*	Enstar Group Ltd.	30,439	7,443
	Moelis & Co. Class A	172,887	7,405
*	Axos Financial Inc.	155,136	7,352
	Simmons First National Corp. Class A	329,257	7,319
	Walker & Dunlop Inc.	83,120	7,251
	First BanCorp (XNYS)	493,936	7,167
	Piper Sandler Cos.	47,132	7,116
	International Bancshares Corp.	145,313	7,052
	Arbor Realty Trust Inc.	447,629	6,750
	Eastern Bankshares Inc.	423,130	6,635
	First Merchants Corp.	155,257	6,353
*,1	Trupanion Inc.	105,581	6,269
	First Financial Bancorp	252,770	6,228

9

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Washington Federal Inc.	175,779	6,165
	Seacoast Banking Corp. of Florida	195,294	5,958
	Banner Corp.	92,758	5,842
	Independent Bank Group Inc.	96,920	5,705
	WesBanco Inc.	155,475	5,620
	Towne Bank	182,355	5,531
	Heartland Financial USA Inc.	111,265	5,501
	Artisan Partners Asset Management Inc. Class A	162,679	5,364
	Renasant Corp.	148,185	5,332
	Navient Corp.	288,346	5,205
	Enterprise Financial Services Corp.	95,531	5,203
*	NMI Holdings Inc. Class A	222,391	5,191
*	Bancorp Inc.	147,866	5,115
	PJT Partners Inc. Class A	63,934	5,043
	Cohen & Steers Inc.	68,824	4,980
	Park National Corp.	38,876	4,967
	Bank of NT Butterfield & Son Ltd.	134,954	4,879
	Trustmark Corp.	165,903	4,878
	BancFirst Corp.	53,316	4,812
	Lakeland Financial Corp.	66,555	4,767
*	BRP Group Inc. Class A	164,914	4,740
*	StoneX Group Inc.	46,604	4,699
	Provident Financial Services Inc.	198,213	4,628
	NBT Bancorp Inc.	113,375	4,602
	Northwest Bancshares Inc.	329,859	4,559
	Stock Yards Bancorp Inc.	77,661	4,545
	Hilltop Holdings Inc.	135,304	4,488
*	PRA Group Inc.	104,468	4,446
	PennyMac Financial Services Inc.	72,448	4,381
	Apollo Commercial Real Estate Finance Inc.	381,179	4,380
	TriCo Bancshares	84,483	4,267
*	Cannae Holdings Inc.	188,386	4,254
	StepStone Group Inc. Class A	147,430	4,216
	BGC Partners Inc. Class A	853,746	4,149
	Horace Mann Educators Corp.	111,589	4,124
	Chimera Investment Corp.	629,689	4,087
*	Enova International Inc.	83,352	4,063
	First Commonwealth Financial Corp.	253,572	4,060
	Hope Bancorp Inc.	314,114	4,024
	First Bancorp (XNGS)	95,837	3,976
	Pathward Financial Inc.	77,892	3,973
	Virtus Investment Partners Inc.	18,850	3,967
	S&T Bancorp Inc.	105,801	3,942
*	Palomar Holdings Inc.	65,671	3,940
	City Holding Co.	39,895	3,918
	Sandy Spring Bancorp Inc.	118,389	3,901
	Westamerica BanCorp	70,683	3,896
	Two Harbors Investment Corp.	234,228	3,881
*	Triumph Financial Inc.	63,468	3,862
	OFG Bancorp	126,331	3,843
	Veritex Holdings Inc.	142,371	3,796
		Shares	Market Value• ($000)
	Eagle Bancorp Inc.	85,947	3,765
	OceanFirst Financial Corp.	157,114	3,727
	Nelnet Inc. Class A	39,524	3,710
*	Avantax Inc.	128,891	3,685
	Compass Diversified Holdings	168,243	3,663
	FB Financial Corp.	96,745	3,646
	Stellar Bancorp Inc.	121,092	3,542
	Federal Agricultural Mortgage Corp. Class C	24,615	3,492
	Ladder Capital Corp. Class A	308,282	3,484
	Claros Mortgage Trust Inc.	249,419	3,477
	Berkshire Hills Bancorp Inc.	117,652	3,419
	First Busey Corp.	139,773	3,374
	Employers Holdings Inc.	73,585	3,268
	Lakeland Bancorp Inc.	169,028	3,254
*	Encore Capital Group Inc.	62,785	3,245
	National Bank Holdings Corp. Class A	79,150	3,205
	Southside Bancshares Inc.	82,817	3,163
	Franklin BSP Realty Trust Inc. REIT	225,344	3,157
	PennyMac Mortgage Investment Trust	241,766	3,150
	Safety Insurance Group Inc.	38,650	3,119
	Stewart Information Services Corp.	72,699	3,089
	Live Oak Bancshares Inc.	88,520	3,059
	Brookline Bancorp Inc.	230,544	2,988
	MFA Financial Inc. REIT	278,802	2,986
	Capitol Federal Financial Inc.	352,423	2,957
	German American Bancorp Inc.	75,085	2,951
	ProAssurance Corp.	146,191	2,908
	AMERISAFE Inc.	51,822	2,826
[1]	Cowen Inc. Class A	72,479	2,826
	Tompkins Financial Corp.	37,525	2,806
*	MoneyGram International Inc.	255,109	2,768
	Dime Community Bancshares Inc.	88,229	2,703
	New York Mortgage Trust Inc.	1,011,036	2,699
*,1	Riot Platforms Inc.	429,990	2,687
*	LendingClub Corp.	282,128	2,652
	Heritage Financial Corp.	93,739	2,612
*	Customers Bancorp Inc.	82,812	2,551
	Preferred Bank	36,120	2,543
	Banc of California Inc.	142,896	2,508
	Argo Group International Holdings Ltd.	85,869	2,494
	Mercury General Corp.	73,016	2,486
*	Nicolet Bankshares Inc.	33,212	2,473
	ConnectOne Bancorp Inc.	100,751	2,443
*	Goosehead Insurance Inc. Class A	51,821	2,417
	James River Group Holdings Ltd.	99,732	2,404
	Premier Financial Corp.	95,855	2,379
	Peoples Bancorp Inc.	75,389	2,345
	Redwood Trust Inc.	305,535	2,325
	Origin Bancorp Inc.	60,762	2,303
	QCR Holdings Inc.	42,747	2,287

10

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	KKR Real Estate Finance Trust Inc.	154,801	2,245
*,1	Marathon Digital Holdings Inc.	316,035	2,244
[1]	B Riley Financial Inc.	56,171	2,234
	WisdomTree Inc.	369,094	2,203
	Univest Financial Corp.	77,946	2,198
	Brightsphere Investment Group Inc.	87,449	2,192
	1st Source Corp.	43,819	2,183
	Ready Capital Corp.	193,586	2,180
	Amerant Bancorp Inc.	75,461	2,143
	First Foundation Inc.	138,109	2,081
*,1	Lemonade Inc.	127,083	2,071
*	Open Lending Corp. Class A	286,273	2,027
	Ellington Financial Inc.	155,354	1,999
*	Ambac Financial Group Inc.	119,688	1,981
	Enact Holdings Inc.	81,340	1,972
	Hanmi Financial Corp.	82,491	1,948
	Washington Trust Bancorp Inc.	46,341	1,946
*	Columbia Financial Inc.	91,938	1,940
	ARMOUR Residential REIT Inc.	355,292	1,929
	Heritage Commerce Corp.	158,608	1,921
	Old Second Bancorp Inc.	115,210	1,910
	TrustCo Bank Corp. NY	50,649	1,897
	Brightspire Capital Inc. Class A	254,752	1,883
	CBL & Associates Properties Inc.	72,392	1,850
*	Assetmark Financial Holdings Inc.	58,401	1,828
	Community Trust Bancorp Inc.	42,586	1,821
*	Oscar Health Inc. Class A	327,528	1,814
	Broadmark Realty Capital Inc.	353,040	1,800
*	MBIA Inc.	130,201	1,795
	First Bancorp Inc. (XNMS)	56,899	1,781
*	SiriusPoint Ltd.	248,923	1,767
	Peapack-Gladstone Financial Corp.	46,352	1,722
*	CrossFirst Bankshares Inc.	121,312	1,717
[1]	Bank First Corp.	21,027	1,714
	Northfield Bancorp Inc.	116,051	1,707
	National Western Life Group Inc. Class A	6,176	1,666
	Horizon Bancorp Inc.	108,642	1,654
	United Fire Group Inc.	57,667	1,646
	Byline Bancorp Inc.	66,751	1,645
	Dynex Capital Inc.	123,880	1,639
	Central Pacific Financial Corp.	72,707	1,631
	HarborOne Bancorp Inc.	118,875	1,625
	Kearny Financial Corp.	161,757	1,624
	Camden National Corp.	38,906	1,601
	TPG RE Finance Trust Inc.	186,786	1,586
*	Metropolitan Bank Holding Corp.	27,944	1,560
	First Mid Bancshares Inc.	50,171	1,555
	Victory Capital Holdings Inc. Class A	44,654	1,516
	Flushing Financial Corp.	77,287	1,504
		Shares	Market Value• ($000)
	Midland States Bancorp Inc.	57,391	1,494
	Cambridge Bancorp	18,602	1,479
	Great Southern Bancorp Inc.	25,315	1,473
	Mercantile Bank Corp.	41,712	1,443
	iStar Inc.	187,194	1,441
[1]	Brookfield Business Corp. Class A	70,672	1,371
	Banco Latinoamericano de Comercio Exterior SA Class E	74,855	1,370
	Diamond Hill Investment Group Inc.	7,764	1,356
	Farmers National Banc Corp.	94,700	1,349
	Universal Insurance Holdings Inc.	69,410	1,342
	First Community Bankshares Inc.	42,898	1,339
	First Financial Corp.	30,203	1,327
	Business First Bancshares Inc.	63,544	1,324
	Capital City Bank Group Inc.	36,610	1,306
*	Coastal Financial Corp.	28,281	1,305
	CNB Financial Corp.	54,480	1,299
	Merchants Bancorp	42,411	1,283
	Equity Bancshares Inc. Class A	41,036	1,234
	HomeStreet Inc.	48,848	1,232
	Bank of Marin Bancorp	42,398	1,230
	Invesco Mortgage Capital REIT	96,128	1,204
	Independent Bank Corp.	54,478	1,201
*	EZCorp. Inc. Class A	135,987	1,199
	Mid Penn Bancorp Inc.	38,983	1,193
	Bar Harbor Bankshares	39,858	1,191
*,1	Silvergate Capital Corp. Class A	85,057	1,183
	Arrow Financial Corp.	38,507	1,174
	SmartFinancial Inc.	42,323	1,155
	MidWestOne Financial Group Inc.	38,149	1,146
*	Carter Bankshares Inc.	64,949	1,128
	HomeTrust Bancshares Inc.	38,466	1,126
	Hingham Institution for Savings	3,947	1,124
	Amalgamated Financial Corp.	47,597	1,121
	Tiptree Inc.	67,189	1,082
	Republic Bancorp Inc. Class A	23,471	1,044
[1]	Orchid Island Capital Inc.	90,765	1,031
	Metrocity Bankshares Inc.	50,853	1,026
	Financial Institutions Inc.	40,714	1,016
	First of Long Island Corp.	59,215	1,008
	Perella Weinberg Partners Class A	99,304	1,004
	Southern Missouri Bancorp Inc.	21,413	991
*,1	World Acceptance Corp.	10,493	980
	American National Bankshares Inc.	28,300	952
	Oppenheimer Holdings Inc. Class A	21,549	950

11

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Capstar Financial Holdings Inc.	54,748	947
*	LendingTree Inc.	28,365	934
	Peoples Financial Services Corp.	18,801	932
	Five Star Bancorp	34,012	929
	West BanCorp. Inc.	43,770	922
	Citizens & Northern Corp.	40,663	915
[1]	GCM Grosvenor Inc. Class A	110,634	911
	Enterprise Bancorp Inc.	25,157	890
	Civista Bancshares Inc.	41,512	885
[1]	HCI Group Inc.	16,837	884
	Farmers & Merchants Bancorp Inc.	34,078	883
	Esquire Financial Holdings Inc.	18,717	861
*	Blue Foundry Bancorp	70,069	858
	Granite Point Mortgage Trust Inc.	140,456	841
	ACNB Corp.	22,632	838
	Waterstone Financial Inc.	51,659	832
[1]	John Marshall Bancorp Inc.	31,163	829
*	Southern First Bancshares Inc.	20,513	826
	Shore Bancshares Inc.	48,062	820
	Alerus Financial Corp.	40,797	816
*,1	Hippo Holdings Inc.	46,912	807
*	Bridgewater Bancshares Inc.	54,651	804
	Northeast Bank	17,797	784
	RBB Bancorp	39,449	780
	Macatawa Bank Corp.	71,446	779
	Home Bancorp Inc.	19,639	777
	Summit Financial Group Inc.	30,198	769
	First Business Financial Services Inc.	21,686	768
	First Bancorp Inc. (XNGS)	26,109	764
	MVB Financial Corp.	27,591	753
	Sierra Bancorp	37,247	753
	Primis Financial Corp.	59,893	701
	South Plains Financial Inc.	26,341	692
	AFC Gamma Inc.	44,136	684
	Guaranty Bancshares Inc.	21,863	682
	BCB Bancorp Inc.	39,161	679
	BayCom Corp.	32,904	676
	Regional Management Corp.	21,001	662
*	Greenlight Capital Re Ltd. Class A	70,141	644
	Donegal Group Inc. Class A	41,629	640
*	Third Coast Bancshares Inc.	34,686	640
	First Internet Bancorp	23,326	630
	Orrstown Financial Services Inc.	27,388	630
	Sculptor Capital Management Inc. Class A	69,471	623
	HBT Financial Inc.	27,284	620
	Red River Bancshares Inc.	11,671	591
	Investors Title Co.	3,531	577
	Blue Ridge Bankshares Inc.	46,720	572
	Parke Bancorp Inc.	27,776	567
		Shares	Market Value• ($000)
	PCB Bancorp	31,006	566
	Colony Bankcorp Inc.	45,004	566
	First Bank	41,403	564
*	First Western Financial Inc.	21,680	561
*	FVCBankcorp Inc.	41,019	556
	Greene County Bancorp Inc.	9,149	515
	Unity Bancorp Inc.	19,374	512
*	eHealth Inc.	67,476	497
	Capital Bancorp Inc.	24,038	488
	Luther Burbank Corp.	39,719	462
*	Oportun Financial Corp.	76,423	462
	Silvercrest Asset Management Group Inc. Class A	25,793	459
	Bankwell Financial Group Inc.	15,036	454
	Nexpoint Real Estate Finance Inc.	21,591	390
*	Trean Insurance Group Inc.	61,367	374
*	USCB Financial Holdings Inc.	29,260	372
	Provident Bancorp Inc.	38,535	353
*	Pioneer Bancorp Inc.	30,995	351
[1]	First Guaranty Bancshares Inc.	16,386	336
*	NI Holdings Inc.	22,849	316
*	Republic First Bancorp Inc.	148,835	298
*	Sterling Bancorp Inc.	46,878	291
*	Consumer Portfolio Services Inc.	25,250	279
[1]	Angel Oak Mortgage Inc.	31,609	238
*,1	Bakkt Holdings Inc.	158,089	231
	Crawford & Co. Class A	41,346	228
*	Velocity Financial LLC	22,920	221
*	Doma Holdings Inc.	373,248	213
	Chicago Atlantic Real Estate Finance Inc.	14,459	212
*,1	SWK Holdings Corp.	9,289	174
[1]	Curo Group Holdings Corp.	57,494	168
	Associated Capital Group Inc. Class A	4,462	161
*	Rigetti Computing Inc.	210,130	158
*	Finance of America Cos. Inc. Class A	103,514	151
	Value Line Inc.	2,400	121
*,1	Root Inc. Class A	21,113	106
*	MarketWise Inc.	44,205	87
	Skyward Specialty Insurance Group Inc.	4,476	87
*	Sunlight Financial Holdings Inc.	63,128	83
*	OppFi Inc.	35,288	74
	Home Point Capital Inc.	21,682	34
			1,101,773
Health Care (15.4%)
*	Inspire Medical Systems Inc.	76,497	19,884
*	Shockwave Medical Inc.	96,484	18,355
*	Halozyme Therapeutics Inc.	360,841	17,317
*	Apellis Pharmaceuticals Inc.	254,227	16,647
*	Karuna Therapeutics Inc.	81,927	16,338

12

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	HealthEquity Inc.	224,961	14,661
*	Lantheus Holdings Inc.	185,193	13,697
*	Medpace Holdings Inc.	68,757	13,331
	Ensign Group Inc.	145,922	13,057
*	Option Care Health Inc.	423,615	12,992
*	Intra-Cellular Therapies Inc.	248,449	12,181
*	Alkermes plc	442,122	11,822
*	Prometheus Biosciences Inc.	94,288	11,540
*	Haemonetics Corp.	137,530	10,696
*	Merit Medical Systems Inc.	151,338	10,681
*	Neogen Corp.	588,381	10,408
*	Amicus Therapeutics Inc.	747,892	9,865
*	Cytokinetics Inc.	222,656	9,654
*	iRhythm Technologies Inc.	81,778	9,624
*	Madrigal Pharmaceuticals Inc.	34,505	9,351
*	Intellia Therapeutics Inc.	230,075	9,242
*	Arrowhead Pharmaceuticals Inc.	279,289	9,021
*	PTC Therapeutics Inc.	190,524	8,320
*	Prestige Consumer Healthcare Inc.	135,048	8,137
*	Denali Therapeutics Inc.	294,656	8,000
*	Axonics Inc.	132,904	7,986
*	Vaxcyte Inc.	194,417	7,965
*	Evolent Health Inc. Class A	222,286	7,782
*	Progyny Inc.	204,604	7,685
	Select Medical Holdings Corp.	282,348	7,677
*	Revance Therapeutics Inc.	218,939	7,597
*	IVERIC bio Inc.	364,976	7,584
	CONMED Corp.	78,781	7,578
*	Insmed Inc.	365,987	7,459
*	Inari Medical Inc.	130,554	7,345
*	STAAR Surgical Co.	130,002	7,201
*	Beam Therapeutics Inc.	172,095	6,925
*	LivaNova plc	145,600	6,890
*	Blueprint Medicines Corp.	161,792	6,855
*	ACADIA Pharmaceuticals Inc.	326,485	6,755
*	Integer Holdings Corp.	89,375	6,701
*	TransMedics Group Inc.	82,630	6,616
*	Omnicell Inc.	120,182	6,543
	Patterson Cos. Inc.	235,963	6,258
*	NuVasive Inc.	142,040	6,140
*,1	Axsome Therapeutics Inc.	86,762	5,916
*	Sage Therapeutics Inc.	141,091	5,875
*	Glaukos Corp.	123,781	5,846
*	R1 RCM Inc.	407,665	5,789
*	TG Therapeutics Inc.	360,423	5,774
*	NeoGenomics Inc.	341,572	5,756
*	Pacific Biosciences of California Inc.	611,286	5,551
*	Prothena Corp. plc	99,286	5,536
*	REVOLUTION Medicines Inc.	204,216	5,465
*	Silk Road Medical Inc.	101,622	5,385
*	Celldex Therapeutics Inc.	124,105	5,310
*	FibroGen Inc.	236,757	5,256
*	Pacira BioSciences Inc.	122,052	5,196
*	Supernus Pharmaceuticals Inc.	134,329	5,049
	Embecta Corp.	157,790	5,041
*	Xencor Inc.	155,442	4,994
		Shares	Market Value• ($000)
*	Phreesia Inc.	134,538	4,951
*	Corcept Therapeutics Inc.	233,970	4,874
*	Veracyte Inc.	194,588	4,789
*	AtriCure Inc.	123,829	4,767
*	Amylyx Pharmaceuticals Inc.	136,725	4,761
*	Krystal Biotech Inc.	57,762	4,731
*	AbCellera Biologics Inc.	560,714	4,710
*	Addus HomeCare Corp.	41,866	4,548
*	Surgery Partners Inc.	135,849	4,544
*	Vir Biotechnology Inc.	196,408	4,478
*	BioCryst Pharmaceuticals Inc.	503,630	4,457
*	CorVel Corp.	24,004	4,327
*	Akero Therapeutics Inc.	94,555	4,303
*	Ironwood Pharmaceuticals Inc. Class A	371,115	4,182
*	Cerevel Therapeutics Holdings Inc.	155,170	4,142
*	Myriad Genetics Inc.	216,042	4,088
*	Arvinas Inc.	132,158	4,051
*	Catalyst Pharmaceuticals Inc.	263,181	4,016
*	Vericel Corp.	127,813	3,887
*	Agios Pharmaceuticals Inc.	148,438	3,757
*	Relay Therapeutics Inc.	231,102	3,732
*	Hims & Hers Health Inc.	329,349	3,712
*	Travere Thrapeutics Inc.	166,882	3,698
*	Apollo Medical Holdings Inc.	105,700	3,689
*	Syndax Pharmaceuticals Inc.	144,431	3,661
*	MannKind Corp.	689,117	3,639
*	Avanos Medical Inc.	125,706	3,529
	US Physical Therapy Inc.	34,757	3,522
*	Pediatrix Medical Group Inc.	221,559	3,487
*	Privia Health Group Inc.	124,084	3,466
*	Avidity Biosciences Inc.	144,866	3,433
*	ModivCare Inc.	34,257	3,364
*	Viridian Therapeutics Inc.	102,241	3,349
*	Dynavax Technologies Corp.	323,188	3,329
*	Amphastar Pharmaceuticals Inc.	103,593	3,300
*	Aurinia Pharmaceuticals Inc.	362,759	3,298
*	Bridgebio Pharma Inc.	286,930	3,277
*	Kymera Therapeutics Inc.	102,770	3,225
*	RadNet Inc.	135,315	3,191
*	Cytek Biosciences Inc.	308,662	3,179
*	AdaptHealth Corp. Class A	195,833	3,131
*	Harmony Biosciences Holdings Inc.	70,895	3,122
*	SpringWorks Therapeutics Inc.	97,626	3,114
*	Owens & Minor Inc.	200,333	3,071
*	Recursion Pharmaceuticals Inc. Class A	369,304	3,010
*	Chinook Therapeutics Inc.	137,302	2,996
*	Outset Medical Inc.	131,171	2,992
*	Nevro Corp.	94,787	2,980
*	Iovance Biotherapeutics Inc.	407,524	2,971

13

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Morphic Holding Inc.	69,757	2,966
*	Ligand Pharmaceuticals Inc.	40,986	2,957
*	Twist Bioscience Corp.	151,769	2,953
*	Warby Parker Inc. Class A	225,583	2,935
*	Ventyx Biosciences Inc.	67,468	2,918
*	Alphatec Holdings Inc.	196,328	2,908
*	DICE Therapeutics Inc.	95,826	2,859
*	Crinetics Pharmaceuticals Inc.	142,759	2,804
*	Rocket Pharmaceuticals Inc.	145,598	2,797
*	NextGen Healthcare Inc.	153,218	2,775
*	Keros Therapeutics Inc.	52,149	2,775
*	Geron Corp. (XNGS)	985,389	2,739
*	Avid Bioservices Inc.	165,056	2,717
	Healthcare Services Group Inc.	200,647	2,663
*	Alignment Healthcare Inc.	266,523	2,649
	LeMaitre Vascular Inc.	52,712	2,641
*	PROCEPT BioRobotics Corp.	70,347	2,635
*	Biohaven Ltd.	171,213	2,616
*	Adaptive Biotechnologies Corp.	302,141	2,583
*	Enanta Pharmaceuticals Inc.	52,919	2,567
*,1	Cassava Sciences Inc.	103,316	2,552
*	Arcus Biosciences Inc.	139,159	2,534
*	REGENXBIO Inc.	108,704	2,419
*	Collegium Pharmaceutical Inc.	91,123	2,418
*	Replimune Group Inc.	110,038	2,410
*	Verve Therapeutics Inc.	126,854	2,410
*	Zentalis Pharmaceuticals Inc.	126,874	2,402
*	Reata Pharmaceuticals Inc. Class A	75,026	2,339
*	CareDx Inc.	138,177	2,324
*	Cogent Biosciences Inc.	173,268	2,292
*	ImmunoGen Inc.	580,976	2,254
*	Arcellx Inc.	80,004	2,241
*	Paragon 28 Inc.	124,504	2,193
*	Cardiovascular Systems Inc.	110,916	2,186
*	Aclaris Therapeutics Inc.	174,902	2,179
*	UFP Technologies Inc.	18,503	2,178
*	Heska Corp.	26,173	2,131
*	BioLife Solutions Inc.	91,518	2,129
*	Ideaya Biosciences Inc.	120,485	2,127
*	Inhibrx Inc.	87,913	2,115
*	Kura Oncology Inc.	177,168	2,112
*	Immunovant Inc.	120,858	2,111
*	Rapt Therapeutics Inc.	71,238	2,098
	Atrion Corp.	3,676	2,088
*	Innoviva Inc.	171,940	2,075
*	Health Catalyst Inc.	148,361	2,071
*	Community Health Systems Inc.	338,916	2,054
*	DocGo Inc.	224,228	2,052
*	Protagonist Therapeutics Inc.	126,218	2,047
*	Accolade Inc.	179,003	1,989
*	Treace Medical Concepts Inc.	90,016	1,932
*	Orthofix Medical Inc.	92,955	1,915
	National HealthCare Corp.	34,258	1,909
		Shares	Market Value• ($000)
*,1	Theravance Biopharma Inc.	176,312	1,904
*,1	Sharecare Inc.	805,085	1,884
*	Varex Imaging Corp.	105,062	1,859
*	Fulgent Genetics Inc.	56,637	1,857
*	SI-BONE Inc.	92,053	1,820
*	Arcutis Biotherapeutics Inc.	112,285	1,817
*	Deciphera Pharmaceuticals Inc.	125,126	1,814
*,1	Anavex Life Sciences Corp.	188,428	1,794
*	ADMA Biologics Inc.	504,940	1,793
*	OrthoPediatrics Corp.	40,959	1,792
*	23andMe Holding Co. Class A	703,928	1,767
*	American Well Corp. Class A	622,408	1,737
*,1	Point Biopharma Global Inc.	231,182	1,732
*	ViewRay Inc.	399,938	1,728
	National Research Corp.	38,170	1,724
*	Editas Medicine Inc. Class A	188,187	1,701
*	Agenus Inc.	822,554	1,694
*	Emergent BioSolutions Inc.	136,541	1,690
*	Castle Biosciences Inc.	66,826	1,683
*	HealthStream Inc.	65,350	1,676
*	Bioxcel Therapeutics Inc.	52,031	1,661
*	Nuvalent Inc. Class A	54,729	1,658
*	Brookdale Senior Living Inc.	505,621	1,633
*	4D Molecular Therapeutics Inc.	81,591	1,570
*	Mersana Therapeutics Inc.	250,492	1,518
*	CTI BioPharma Corp.	271,434	1,482
*	MiMedx Group Inc.	304,019	1,462
*	Cutera Inc.	44,930	1,457
*	ANI Pharmaceuticals Inc.	34,639	1,449
*	Alector Inc.	168,644	1,440
*	Agiliti Inc.	75,128	1,432
*,1	Invitae Corp.	661,293	1,422
*	Provention Bio Inc.	170,928	1,419
*	Artivion Inc.	105,726	1,400
*	Fate Therapeutics Inc.	226,284	1,385
*	Clover Health Investments Corp. Class A	1,049,273	1,385
*	Day One Biopharmaceuticals Inc.	74,853	1,379
*	2seventy bio Inc.	101,772	1,373
*,1	Allogene Therapeutics Inc.	214,721	1,364
*	AnaptysBio Inc.	54,713	1,362
*	Coherus Biosciences Inc.	199,545	1,351
*,1	Senseonics Holdings Inc.	1,285,485	1,337
*	Intercept Pharmaceuticals Inc.	66,062	1,333
*	Cerus Corp.	465,219	1,331
*	Ocular Therapeutix Inc.	209,300	1,264
*	AngioDynamics Inc.	100,896	1,249
*	Anika Therapeutics Inc.	39,270	1,245
*	OPKO Health Inc.	1,092,088	1,245
*	Esperion Therapeutics Inc.	200,466	1,239
*	EQRx Inc.	547,860	1,238
*	Cara Therapeutics Inc.	121,569	1,235
*	NanoString Technologies Inc.	125,858	1,228

14

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	OraSure Technologies Inc.	194,182	1,225
*	Nurix Therapeutics Inc.	125,156	1,180
*	Bluebird Bio Inc.	225,236	1,171
*	Mirum Pharmaceuticals Inc.	49,580	1,166
*	Computer Programs and Systems Inc.	37,667	1,130
*	iTeos Therapeutics Inc.	63,315	1,121
*	Dyne Therapeutics Inc.	86,169	1,110
*	Sangamo Therapeutics Inc.	362,139	1,105
*,1	Bionano Genomics Inc.	813,150	1,090
*	Kiniksa Pharmaceuticals Ltd. Class A	84,692	1,089
*	MaxCyte Inc.	235,055	1,067
*	Pennant Group Inc.	70,488	1,059
*	Pulmonx Corp.	93,375	1,049
*	SomaLogic Inc.	407,227	1,034
*	Multiplan Corp.	1,016,356	1,027
*	Arcturus Therapeutics Holdings Inc.	63,097	1,025
*	Lyell Immunopharma Inc.	473,860	1,019
*	Atara Biotherapeutics Inc.	250,935	1,016
*	Quanterix Corp.	92,383	1,016
*	MacroGenics Inc.	163,863	998
*,1	LifeStance Health Group Inc.	194,557	996
*,1	Liquidia Corp.	129,290	979
*	Edgewise Therapeutics Inc.	102,230	979
*	Inogen Inc.	62,411	978
*	Vanda Pharmaceuticals Inc.	151,071	973
*	Seres Therapeutics Inc.	189,276	956
*	Caribou Biosciences Inc.	152,450	928
*	Cullinan Oncology Inc.	81,877	924
*	Axogen Inc.	110,484	912
*,1	Nano-X Imaging Ltd.	124,652	909
*	Kezar Life Sciences Inc.	141,455	890
*,1	Sana Biotechnology Inc.	242,394	890
*	Evolus Inc.	96,838	878
*,1	Butterfly Network Inc.	356,495	877
*	OmniAb Inc. (XNMS)	209,586	874
[1]	SIGA Technologies Inc.	127,033	870
	Phibro Animal Health Corp. Class A	54,964	864
	Utah Medical Products Inc.	9,351	858
*	Arbutus Biopharma Corp.	306,700	853
*	Inovio Pharmaceuticals Inc.	664,606	837
*	Sutro Biopharma Inc.	147,033	829
*,1	HilleVax Inc.	47,713	804
*	Surmodics Inc.	36,721	802
*	OptimizeRx Corp.	44,898	801
*	Codexis Inc.	165,558	800
*	Janux Therapeutics Inc.	46,570	774
*	Tarsus Pharmaceuticals Inc.	49,923	773
*	Eagle Pharmaceuticals Inc.	27,587	772
*	Tactile Systems Technology Inc.	53,158	768
*	RxSight Inc.	55,658	764
*	Zynex Inc.	58,006	749
	iRadimed Corp.	19,175	728
*	Atea Pharmaceuticals Inc.	204,890	725
*,1	Cano Health Inc.	436,203	720
		Shares	Market Value• ($000)
*	Rigel Pharmaceuticals Inc.	472,095	713
*	PMV Pharmaceuticals Inc.	98,878	713
*	Fulcrum Therapeutics Inc.	117,873	712
*	CareMax Inc.	159,282	685
*	Nektar Therapeutics Class A	491,694	679
*	PetIQ Inc. Class A	72,831	679
*,1	Tango Therapeutics Inc.	127,549	667
*,1	Heron Therapeutics Inc.	275,839	654
*	Sight Sciences Inc.	58,934	647
*	Zimvie Inc.	56,821	647
*	Design Therapeutics Inc.	90,763	642
*	Adicet Bio Inc.	81,168	640
*	Karyopharm Therapeutics Inc.	210,418	635
*	MeiraGTx Holdings plc	81,627	630
*	Cue Health Inc.	292,754	629
*	Erasca Inc.	173,670	625
*	PepGen Inc.	40,306	615
*	Nuvation Bio Inc.	313,506	608
*,1	Aerovate Therapeutics Inc.	24,590	604
*	IGM Biosciences Inc.	28,650	602
*	C4 Therapeutics Inc.	113,875	600
*	Joint Corp.	37,541	589
*	Kodiak Sciences Inc.	90,071	585
*,1	Ocugen Inc.	581,111	579
*	Amneal Pharmaceuticals Inc.	279,471	576
*	Seer Inc. Class A	139,316	570
*,1	Phathom Pharmaceuticals Inc.	65,741	563
*	Allovir Inc.	83,197	562
*	Stoke Therapeutics Inc.	60,208	535
*,1	ImmunityBio Inc.	219,008	534
*,1	908 Devices Inc.	58,680	528
*	NGM Biopharmaceuticals Inc.	110,073	522
*	Generation Bio Co.	130,297	516
*	Lexicon Pharmaceuticals Inc.	225,266	507
*	Alpine Immune Sciences Inc.	62,278	496
*	Aura Biosciences Inc.	49,141	491
*	Icosavax Inc.	59,717	489
*	Xeris Biopharma Holdings Inc.	353,125	487
*	Akoya Biosciences Inc.	42,073	485
*,1	Monte Rosa Therapeutics Inc.	79,577	484
*	KalVista Pharmaceuticals Inc.	65,922	483
*,1	Humacyte Inc.	156,595	479
*	Tyra Biosciences Inc.	36,281	479
*,1	Prime Medicine Inc.	28,436	467
*	Organogenesis Holdings Inc. Class A	189,456	464
*,1	Bright Health Group Inc.	521,683	454
*,1	Quantum-Si Inc.	247,254	450
*	Theseus Pharmaceuticals Inc.	45,875	426
*,1	Vicarious Surgical Inc.	151,940	425
*	Aadi Bioscience Inc.	38,716	417
*	Kinnate Biopharma Inc.	78,777	416
*	Innovage Holding Corp.	51,323	390
*	Rallybio Corp.	49,231	387

15

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	ALX Oncology Holdings Inc.	57,339	380
*	Y-mAbs Therapeutics Inc.	98,392	374
*	Nkarta Inc.	87,470	367
*	Chimerix Inc.	227,472	359
*	Affimed NV	389,741	354
*	Inotiv Inc.	46,865	352
*,1	Outlook Therapeutics Inc.	321,997	351
*	Precigen Inc.	270,874	341
*,1	An2 Therapeutics Inc.	29,813	336
*	Praxis Precision Medicines Inc.	106,986	328
*	Singular Genomics Systems Inc.	150,258	323
*,1	Foghorn Therapeutics Inc.	53,566	307
*,1	Absci Corp.	141,993	301
*,1	Gossamer Bio Inc.	168,788	292
*	Vera Therapeutics Inc. Class A	38,443	286
*	Athira Pharma Inc.	90,030	277
*	Nautilus Biotechnology Inc.	129,764	275
*	Vaxart Inc.	346,316	270
*	Relmada Therapeutics Inc.	73,215	264
*	Berkeley Lights Inc.	148,771	260
*	VBI Vaccines Inc.	517,071	248
*	Century Therapeutics Inc.	54,067	244
*	Invivyd Inc.	137,341	239
*	Tenaya Therapeutics Inc.	76,210	234
*	EyePoint Pharmaceuticals Inc.	69,071	231
[1]	AirSculpt Technologies Inc.	32,490	213
*	GeneDx Holdings Corp. Class A	420,253	210
*	Eiger BioPharmaceuticals Inc.	110,847	208
*	Kronos Bio Inc.	109,181	190
*	Bioventus Inc. Class A	84,277	180
*	Pear Therapeutics Inc.	182,604	180
*	Thorne HealthTech Inc.	35,916	178
[1]	Babylon Holdings Ltd. Class A	15,175	151
*	Instil Bio Inc.	186,678	145
*,1	Third Harmonic Bio Inc.	33,741	143
*	Aveanna Healthcare Holdings Inc.	116,061	142
*	Oncology Institute Inc.	92,652	131
*	Pardes Biosciences Inc.	91,402	129
*	Jounce Therapeutics Inc.	113,463	127
*	Talaris Therapeutics Inc.	61,806	120
*	Celularity Inc.	169,093	116
*	GreenLight Biosciences Holdings PBC	239,382	115
*	VistaGen Therapeutics Inc.	580,184	102
*	Mineralys Therapeutics Inc.	5,045	90
*	Alpha Teknova Inc.	16,395	89
*	P3 Health Partners Inc.	64,700	78
*	ATI Physical Therapy Inc.	198,952	69
*	Science 37 Holdings Inc.	169,084	56
*,1	Enochian Biosciences Inc.	51,304	53
*,1	Tenon Medical Inc.	20,240	47
*,1,2	Tobira Therapeutics Inc. CVR	6,227	28
*,1	Gelesis Holdings Inc.	41,957	11
*,2	PDL BioPharma Inc.	712	1
		Shares	Market Value• ($000)
*,2	Achillion Pharma CVR Alexion Pharmaceuticals Inc.	1,085	1
*,2	Synergy Pharmaceuticals Inc.	224,815	—
*,2	Progenics Pharmaceuticals Inc. CVR	110,304	—
*,2	OmniAb Inc. 12.5 Earnout	14,203	—
*,2	OmniAb Inc. 15 Earnout	14,203	—
			1,019,775
Industrials (17.6%)
	EMCOR Group Inc.	127,849	21,379
*	Saia Inc.	72,012	19,506
*	Atkore Inc.	111,683	16,308
*	Chart Industries Inc.	115,678	15,443
	Applied Industrial Technologies Inc.	103,690	14,813
*	ExlService Holdings Inc.	87,700	14,428
	Exponent Inc.	137,720	14,171
*	Fluor Corp.	385,751	14,145
	Comfort Systems USA Inc.	96,026	13,966
*	ATI Inc.	336,212	13,667
	Maximus Inc.	164,006	13,462
*	API Group Corp.	560,967	13,177
	Watts Water Technologies Inc. Class A	74,158	12,995
	Simpson Manufacturing Co. Inc.	115,981	12,510
	Insperity Inc.	98,261	12,193
*	Aerojet Rocketdyne Holdings Inc.	214,770	12,100
	Franklin Electric Co. Inc.	124,966	11,943
*	ASGN Inc.	133,023	11,812
	Triton International Ltd.	157,754	10,876
	Altra Industrial Motion Corp.	175,971	10,827
	AAON Inc.	118,844	10,810
	Terex Corp.	180,746	10,702
*	Bloom Energy Corp. Class A	487,672	10,578
*	AMN Healthcare Services Inc.	117,294	10,558
	GATX Corp.	95,169	10,382
	Maxar Technologies Inc.	199,326	10,265
	EnerSys	110,588	10,029
	HB Fuller Co.	143,768	10,029
	Herc Holdings Inc.	68,111	9,780
	Belden Inc.	115,046	9,708
	Badger Meter Inc.	79,314	9,646
	John Bean Technologies Corp.	85,829	9,518
*	Summit Materials Inc. Class A	322,126	9,516
*	O-I Glass Inc.	421,606	9,368
	Encore Wire Corp.	47,974	9,259
*	Beacon Roofing Supply Inc.	139,258	9,052
	Hillenbrand Inc.	187,927	8,859
*	Alight Inc. Class A	920,586	8,838
	ABM Industries Inc.	179,732	8,701
	Federal Signal Corp.	161,814	8,539
	Albany International Corp. Class A	84,481	8,526
*	TriNet Group Inc.	101,455	8,408
*	SPX Technologies Inc.	118,675	8,359
	Korn Ferry	143,754	8,034

16

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Hub Group Inc. Class A	87,511	8,027
	Brink's Co.	122,797	8,013
	Werner Enterprises Inc.	171,811	7,981
	UniFirst Corp.	40,567	7,956
	Otter Tail Corp.	111,512	7,905
*	ACI Worldwide Inc.	303,935	7,857
	Zurn Elkay Water Solutions Corp.	336,928	7,749
	Scorpio Tankers Inc.	127,455	7,693
	Moog Inc. Class A	77,611	7,654
*	Atlas Air Worldwide Holdings Inc.	75,809	7,642
	Forward Air Corp.	72,897	7,524
	Installed Building Products Inc.	64,405	7,431
*	Resideo Technologies Inc.	392,315	7,195
*	GMS Inc.	115,598	7,018
	Brady Corp. Class A	123,669	6,822
*	Marqeta Inc. Class A	1,175,309	6,817
*	Itron Inc.	122,131	6,811
	International Seaways Inc.	131,820	6,781
	McGrath RentCorp.	65,687	6,755
	Kadant Inc.	31,417	6,744
	Matson Inc.	101,265	6,735
*	Dycom Industries Inc.	78,352	6,598
*	Verra Mobility Corp. Class A	379,391	6,537
	ESCO Technologies Inc.	69,893	6,513
*	CBIZ Inc.	129,890	6,506
*	StoneCo. Ltd. Class A	751,765	6,398
*,1	Frontline plc	337,630	6,374
	ArcBest Corp.	66,185	6,367
	Kennametal Inc.	220,416	6,244
	Trinity Industries Inc.	222,399	6,207
	EVERTEC Inc.	165,729	6,100
	EnPro Industries Inc.	56,341	6,057
	Helios Technologies Inc.	88,112	5,969
	Mueller Water Products Inc. Class A	422,215	5,856
*	AeroVironment Inc.	66,781	5,726
	CSW Industrials Inc.	39,585	5,604
	Barnes Group Inc.	132,613	5,588
	Bread Financial Holdings Inc.	135,995	5,585
	Veritiv Corp.	35,447	5,368
*	MYR Group Inc.	44,391	5,354
*	Masonite International Corp.	60,270	5,352
	Granite Construction Inc.	119,742	5,173
*	AAR Corp.	91,532	4,978
	ICF International Inc.	49,945	4,969
	Alamo Group Inc.	27,227	4,966
	H&E Equipment Services Inc.	86,580	4,805
	Greif Inc. Class A	67,343	4,785
	Griffon Corp.	124,765	4,550
*	Gibraltar Industries Inc.	84,162	4,495
	Lindsay Corp.	29,789	4,483
*	Evo Payments Inc. Class A	128,486	4,349
	DHT Holdings Inc.	371,231	4,295
	Patrick Industries Inc.	58,533	4,264
*	Kratos Defense & Security Solutions Inc.	334,197	4,228
	Enerpac Tool Group Corp. Class A	154,722	4,167
*	OSI Systems Inc.	43,424	4,019
*	Remitly Global Inc.	271,271	3,969
		Shares	Market Value• ($000)
*	AvidXchange Holdings Inc.	397,502	3,955
	Primoris Services Corp.	143,432	3,944
	Textainer Group Holdings Ltd.	117,649	3,873
*	NV5 Global Inc.	36,632	3,854
*	Flywire Corp.	154,366	3,817
*,1	Virgin Galactic Holdings Inc.	656,698	3,769
*	Huron Consulting Group Inc.	53,355	3,745
	Standex International Corp.	32,320	3,739
*	Montrose Environmental Group Inc.	74,558	3,630
	Tennant Co.	50,350	3,566
	Wabash National Corp.	128,958	3,533
	Marten Transport Ltd.	157,938	3,486
*	Payoneer Global Inc.	598,352	3,470
[1]	Golden Ocean Group Ltd.	332,396	3,450
	TriMas Corp.	113,554	3,405
*,1	Mirion Technologies Inc.	371,013	3,369
*	ZipRecruiter Inc. Class A	197,334	3,367
	Kforce Inc.	53,590	3,349
*	PGT Innovations Inc.	156,870	3,318
*	Energy Recovery Inc.	149,519	3,300
*	Modine Manufacturing Co.	134,580	3,285
*,1	Joby Aviation Inc.	698,361	3,282
*	Air Transport Services Group Inc.	156,394	3,273
*	Hillman Solutions Corp.	365,796	3,252
	SFL Corp. Ltd.	311,893	3,219
*	Sterling Infrastructure Inc.	79,326	3,051
*	CoreCivic Inc.	309,359	3,004
*	JELD-WEN Holding Inc.	226,161	2,974
*	Construction Partners Inc. Class A	107,894	2,919
*	Donnelley Financial Solutions Inc.	68,821	2,912
*	Vivint Smart Home Inc.	257,161	2,890
	Columbus McKinnon Corp.	75,731	2,811
*	Vicor Corp.	59,781	2,810
*	Teekay Tankers Ltd. Class A	61,800	2,790
	Astec Industries Inc.	61,757	2,781
	Greenbrier Cos. Inc.	86,376	2,774
	Apogee Enterprises Inc.	60,114	2,751
*,1	Enovix Corp.	294,181	2,712
	AZZ Inc.	66,540	2,705
[1]	Flex LNG Ltd.	77,219	2,679
*	Rocket Lab USA Inc.	584,549	2,630
*	CryoPort Inc.	120,279	2,605
*	Cross Country Healthcare Inc.	96,822	2,561
*	Proterra Inc.	606,477	2,547
	Myers Industries Inc.	98,071	2,534
*	Napco Security Technologies Inc.	79,756	2,520
*	Titan Machinery Inc.	54,840	2,511
	Nordic American Tankers Ltd.	555,027	2,459
	Mesa Laboratories Inc.	13,837	2,443
	Shyft Group Inc.	93,578	2,426
*	Green Dot Corp. Class A	127,155	2,407
*	Thermon Group Holdings Inc.	89,963	2,380

17

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Eagle Bulk Shipping Inc.	36,409	2,376
	CRA International Inc.	18,799	2,340
	Quanex Building Products Corp.	89,737	2,329
*	First Advantage Corp.	159,406	2,313
*	Proto Labs Inc.	73,463	2,310
*	Janus International Group Inc.	221,710	2,304
*	American Woodmark Corp.	44,676	2,278
	Douglas Dynamics Inc.	60,991	2,274
	Trinseo plc	95,430	2,212
*	Triumph Group Inc.	174,220	2,199
	Deluxe Corp.	117,506	2,167
*	International Money Express Inc.	84,826	2,167
*	LegalZoom.Com Inc.	261,093	2,133
	TTEC Holdings Inc.	50,931	2,050
	Pitney Bowes Inc.	470,097	2,040
	Heartland Express Inc.	126,334	2,038
*,1	Nikola Corp.	914,625	2,030
*	Repay Holdings Corp. Class A	237,834	2,017
	Ardmore Shipping Corp.	110,536	2,006
*	BlueLinx Holdings Inc.	23,732	2,003
	Chase Corp.	20,418	2,000
	Kaman Corp.	75,961	1,975
	Genco Shipping & Trading Ltd.	99,096	1,888
*	SP Plus Corp.	54,525	1,855
*,1	PureCycle Technologies Inc.	288,362	1,840
*	Conduent Inc.	460,805	1,834
	Dorian LPG Ltd.	83,000	1,822
	Heidrick & Struggles International Inc.	52,856	1,815
*	Manitowoc Co. Inc.	94,874	1,794
	Barrett Business Services Inc.	18,546	1,780
	Cass Information Systems Inc.	36,573	1,768
*	Transcat Inc.	19,273	1,734
	Gorman-Rupp Co.	61,990	1,727
*	Titan International Inc.	138,683	1,721
*	Cimpress plc	47,856	1,681
	VSE Corp.	28,703	1,648
*	TrueBlue Inc.	87,224	1,631
*	Ducommun Inc.	29,846	1,606
	Resources Connection Inc.	87,148	1,574
	Allied Motion Technologies Inc.	36,394	1,571
*	Franklin Covey Co.	33,053	1,549
	Kelly Services Inc. Class A	91,670	1,534
*	Paysafe Ltd.	75,973	1,515
*	V2X Inc.	32,630	1,513
	Insteel Industries Inc.	50,627	1,506
	Costamare Inc.	142,440	1,496
	Ennis Inc.	68,506	1,490
*	Vishay Precision Group Inc.	33,860	1,476
*	I3 Verticals Inc. Class A	59,895	1,474
*	CIRCOR International Inc.	49,756	1,456
*	FARO Technologies Inc.	50,859	1,383
	Argan Inc.	35,538	1,381
	Pactiv Evergreen Inc.	117,780	1,273
*	Diversey Holdings Ltd.	212,465	1,256
		Shares	Market Value• ($000)
	Luxfer Holdings plc	74,149	1,229
	Greif Inc. Class B	14,700	1,210
*	DXP Enterprises Inc.	41,445	1,198
*	Hudson Technologies Inc.	117,326	1,189
*,1	Custom Truck One Source Inc.	162,746	1,178
*	Target Hospitality Corp.	79,082	1,173
*	Teekay Corp.	186,792	1,166
*	Archer Aviation Inc. Class A	391,441	1,155
	Hyster-Yale Materials Handling Inc.	29,275	1,139
*	Aersale Corp.	56,248	1,117
	Cadre Holdings Inc.	51,327	1,103
*,1	Desktop Metal Inc. Class A	724,619	1,101
	Powell Industries Inc.	24,784	1,099
*	Babcock & Wilcox Enterprises Inc.	165,844	1,076
*,1	Hyliion Holdings Corp.	371,613	1,052
*	Astronics Corp.	68,819	1,049
	REV Group Inc.	88,474	1,034
*	Great Lakes Dredge & Dock Corp.	176,199	1,011
*	Forrester Research Inc.	30,517	1,004
*	IES Holdings Inc.	23,418	985
*	Blue Bird Corp.	46,953	954
	National Presto Industries Inc.	13,798	947
*	Tutor Perini Corp.	113,679	922
*	Aspen Aerogels Inc.	84,568	918
*	Cantaloupe Inc.	158,118	911
*	Daseke Inc.	109,493	892
	United States Lime & Minerals Inc.	5,524	891
	Covenant Logistics Group Inc. Class A	25,425	881
	Park Aerospace Corp.	53,442	878
*,1	Workhorse Group Inc.	410,208	845
	Miller Industries Inc.	29,849	830
*	ShotSpotter Inc.	24,141	823
*	Sterling Check Corp.	63,725	811
*	BrightView Holdings Inc.	119,726	757
*	Ranpak Holdings Corp. Class A	117,556	741
	Safe Bulkers Inc.	194,508	729
*	TuSimple Holdings Inc. Class A	376,532	723
*	Blade Air Mobility Inc.	152,175	708
*	IBEX Holdings Ltd.	24,344	680
	Kronos Worldwide Inc.	59,736	674
*	Atlas Technical Consultants Inc.	52,667	644
*	Evolv Technologies Holdings Inc.	230,200	633
	Eneti Inc.	59,762	632
*	Hireright Holdings Corp.	57,069	629
*,1	Danimer Scientific Inc.	242,217	625
*	Distribution Solutions Group Inc.	13,541	601
	Preformed Line Products Co.	6,739	601
*,1	Microvast Holdings Inc.	462,162	596
	Universal Logistics Holdings Inc.	19,595	582
*	Willdan Group Inc.	31,719	573
*	Radiant Logistics Inc.	100,714	572

18

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Concrete Pumping Holdings Inc.	72,358	565
*	PAM Transportation Services Inc.	17,568	509
	Information Services Group Inc.	94,263	497
*,1	Velo3D Inc.	156,199	495
*	Advantage Solutions Inc.	223,729	492
*	DHI Group Inc.	114,637	486
*	Quad/Graphics Inc.	89,295	437
*	CS Disco Inc.	61,194	428
*	Markforged Holding Corp.	309,337	411
*	Atlanticus Holdings Corp.	11,173	358
	Caesarstone Ltd.	60,505	352
*	Spire Global Inc.	336,230	346
*,1	Skillsoft Corp.	214,941	335
*,1	Hyzon Motors Inc.	232,704	303
	PFSweb Inc.	45,899	296
*,1	Terran Orbital Corp.	110,049	293
*	Moneylion Inc.	390,784	261
	Karat Packaging Inc.	14,917	231
*,1	Astra Space Inc.	405,545	231
*	Latch Inc.	289,137	228
*	Hydrofarm Holdings Group Inc.	118,312	227
*,1	Redwire Corp.	54,563	212
*,1	View Inc.	299,568	190
*	Priority Technology Holdings Inc.	46,895	184
*	Sarcos Technology and Robotics Corp.	291,059	183
*,1	Berkshire Grey Inc.	132,774	175
*	AEye Inc.	273,052	161
*	CompoSecure Inc.	22,717	157
*	Cepton Inc.	125,586	131
*	Momentus Inc.	150,369	124
*,1	Xos Inc.	151,990	117
*,1	Lightning eMotors Inc.	106,446	71
*,1	Cerberus Cyber Sentinel Corp.	123,750	71
*	Fathom Digital Manufacturing Corp.	26,249	31
			1,170,140
Other (0.0%)[3]
	Scilex Holding Co.	165,557	1,289
*,2	Aduro Biotech Inc. CVR	17,431	3
*,2	GTX Inc. CVR	846	1
*,2	Flexion Therape CVR	111	—
			1,293
Real Estate (6.4%)
	Agree Realty Corp.	236,771	16,759
	STAG Industrial Inc.	488,827	16,444
	Ryman Hospitality Properties Inc.	145,770	13,523
	Terreno Realty Corp.	214,635	13,352
	Kite Realty Group Trust	590,698	12,830
	Independence Realty Trust Inc.	608,210	11,003
	Phillips Edison & Co. Inc.	317,417	10,821
	PotlatchDeltic Corp.	215,677	9,956
	Essential Properties Realty Trust Inc.	380,759	9,808
	Apple Hospitality REIT Inc.	583,073	9,627
	Physicians Realty Trust	617,583	9,159
	Broadstone Net Lease Inc.	468,494	8,316
		Shares	Market Value• ($000)
	Corporate Office Properties Trust	305,341	7,765
	LXP Industrial Trust	738,480	7,702
	Sabra Health Care REIT Inc.	626,262	7,459
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	236,219	7,420
	SITE Centers Corp.	528,259	7,063
	Macerich Co.	583,184	6,969
	Outfront Media Inc.	396,397	6,917
	Innovative Industrial Properties Inc.	75,195	6,648
	National Health Investors Inc.	113,247	6,229
	Four Corners Property Trust Inc.	226,845	6,159
	Sunstone Hotel Investors Inc.	574,105	6,068
	Equity Commonwealth	283,956	6,028
*	Cushman & Wakefield plc	430,587	5,572
	Kennedy-Wilson Holdings Inc.	320,066	5,348
	DigitalBridge Group Inc.	429,264	5,267
	Tanger Factory Outlet Centers Inc.	274,756	5,190
	CareTrust REIT Inc.	261,272	5,139
	Pebblebrook Hotel Trust	352,870	5,035
	DiamondRock Hospitality Co.	568,263	4,955
	RLJ Lodging Trust	434,211	4,924
	Service Properties Trust	445,779	4,895
	Urban Edge Properties	310,636	4,784
	Retail Opportunity Investments Corp.	327,329	4,658
	InvenTrust Properties Corp.	183,618	4,442
	Elme Communities	237,855	4,426
	Xenia Hotels & Resorts Inc.	310,702	4,362
	St. Joe Co.	93,536	4,006
	Global Net Lease Inc.	283,269	4,000
	Getty Realty Corp.	114,413	3,928
	LTC Properties Inc.	108,411	3,883
*	Veris Residential Inc.	233,376	3,767
	Easterly Government Properties Inc. Class A	248,108	3,746
	Alexander & Baldwin Inc.	196,777	3,674
	Acadia Realty Trust	251,859	3,670
	Uniti Group Inc.	642,858	3,529
	American Assets Trust Inc.	134,213	3,386
	Piedmont Office Realty Trust Inc. Class A	332,565	3,043
	Apartment Investment and Management Co. Class A	404,819	3,036
	NETSTREIT Corp.	149,065	3,010
	NexPoint Residential Trust Inc.	61,609	2,984
	Newmark Group Inc. Class A	365,080	2,928
*	Radius Global Infrastructure Inc. Class A (XNMS)	207,996	2,835
*	GEO Group Inc.	320,058	2,804
	Brandywine Realty Trust	462,070	2,722

19

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Compass Inc. Class A	740,235	2,672
	Paramount Group Inc.	506,759	2,671
	Empire State Realty Trust Inc. Class A	359,598	2,621
	Centerspace	40,896	2,561
	Community Healthcare Trust Inc.	64,226	2,488
	Necessity Retail REIT Inc.	360,723	2,475
	RPT Realty	229,283	2,458
	Marcus & Millichap Inc.	68,416	2,351
	UMH Properties Inc.	138,090	2,349
	Armada Hoffler Properties Inc.	182,126	2,335
[1]	eXp World Holdings Inc.	189,029	2,283
	Plymouth Industrial REIT Inc.	101,599	2,198
	Safehold Inc.	72,886	2,178
*	Redfin Corp.	289,212	2,143
	Office Properties Income Trust	129,498	2,129
	Summit Hotel Properties Inc.	282,826	2,093
	Universal Health Realty Income Trust	34,669	1,838
*	Anywhere Real Estate Inc.	290,248	1,681
	Global Medical REIT Inc.	164,644	1,656
	Chatham Lodging Trust	130,252	1,590
	Ares Commercial Real Estate Corp.	139,435	1,577
	Gladstone Land Corp.	87,578	1,541
	Farmland Partners Inc.	135,803	1,456
	Gladstone Commercial Corp.	105,893	1,449
	Urstadt Biddle Properties Inc. Class A	79,838	1,381
	Orion Office REIT Inc.	155,436	1,331
	Alexander's Inc.	5,821	1,274
	Saul Centers Inc.	31,775	1,249
	Whitestone REIT	126,589	1,196
	RMR Group Inc. Class A	41,721	1,174
*	Tejon Ranch Co.	56,048	1,077
*	FRP Holdings Inc.	18,293	1,000
	One Liberty Properties Inc.	44,010	997
	Indus Realty Trust Inc.	14,351	955
	City Office REIT Inc.	106,177	898
	RE/MAX Holdings Inc. Class A	47,936	886
	CTO Realty Growth Inc.	49,007	862
	Braemar Hotels & Resorts Inc.	184,195	858
	Douglas Elliman Inc.	202,889	856
	Industrial Logistics Properties Trust	177,500	728
	Postal Realty Trust Inc. Class A	48,817	714
*	Forestar Group Inc.	49,928	712
	Hersha Hospitality Trust Class A	85,021	711
	BRT Apartments Corp.	32,845	695
	Franklin Street Properties Corp.	265,686	643
	Diversified Healthcare Trust	635,929	623
*	Ashford Hospitality Trust Inc.	92,926	460
	Stratus Properties Inc.	15,973	340
		Shares	Market Value• ($000)
	Clipper Realty Inc.	33,779	225
*	Bluerock Homes Trust Inc.	10,325	222
*	Transcontinental Realty Investors Inc.	3,468	151
*,1	Offerpad Solutions Inc.	183,678	104
*	American Realty Investors Inc.	3,857	91
			427,179
Technology (10.9%)
*	Silicon Laboratories Inc.	89,509	15,980
*	Novanta Inc.	96,280	15,107
*	SPS Commerce Inc.	98,220	14,796
*	Tenable Holdings Inc.	303,161	13,409
*	Rambus Inc.	289,375	12,799
*	Synaptics Inc.	107,622	12,657
	Power Integrations Inc.	153,617	12,635
*	Box Inc. Class A	378,560	12,625
*	Qualys Inc.	104,470	12,343
*	Super Micro Computer Inc.	125,447	12,290
*	Fabrinet	100,064	12,195
*	Workiva Inc. Class A	129,203	11,525
*	Insight Enterprises Inc.	85,020	11,386
*	Axcelis Technologies Inc.	88,514	11,378
*	Onto Innovation Inc.	134,364	11,081
*	Diodes Inc.	120,599	11,058
*	Blackline Inc.	149,687	10,233
*	Ziff Davis Inc.	123,843	9,781
	Advanced Energy Industries Inc.	101,870	9,482
*	MACOM Technology Solutions Holdings Inc. Class H	136,926	9,385
*	Sanmina Corp.	154,487	9,340
*	Ambarella Inc.	98,779	9,316
*	Envestnet Inc.	148,898	9,308
*	Altair Engineering Inc. Class A	140,925	9,028
	Kulicke & Soffa Industries Inc.	154,707	8,246
*	Varonis Systems Inc. Class B	295,426	8,000
*	Sprout Social Inc. Class A	126,890	7,738
*	Impinj Inc.	58,180	7,716
*	Rapid7 Inc.	159,836	7,560
*	Rogers Corp.	50,891	7,491
	Vishay Intertechnology Inc.	351,943	7,472
*	Plexus Corp.	74,401	7,134
*	CommVault Systems Inc.	120,629	7,103
	Amkor Technology Inc.	275,018	7,084
*	Blackbaud Inc.	125,900	7,011
*	PagerDuty Inc.	234,083	6,990
*	Appfolio Inc. Class A	52,581	6,944
*	MaxLinear Inc.	196,859	6,735
*,1	MicroStrategy Inc. Class A	25,518	6,693
	Progress Software Corp.	116,342	6,683
*	Alarm.com Holdings Inc.	130,453	6,631
*	Perficient Inc.	92,665	6,561
*	Verint Systems Inc.	172,539	6,449
*	FormFactor Inc.	208,674	6,281
*	DigitalOcean Holdings Inc.	188,839	6,039
*	Bumble Inc. Class A	233,627	5,649
*	Yelp Inc. Class A	183,178	5,499
*	Sitime Corp.	44,002	5,463

20

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	NetScout Systems Inc.	186,972	5,317
*	Semtech Corp.	171,353	5,279
	Clear Secure Inc. Class A	168,554	5,181
	Xerox Holdings Corp.	310,575	5,121
*	Q2 Holdings Inc.	151,699	4,897
	Shutterstock Inc.	64,889	4,881
*	Veradigm Inc.	291,797	4,847
	Methode Electronics Inc.	98,292	4,790
*	Cohu Inc.	127,597	4,747
	CSG Systems International Inc.	84,266	4,736
*	Cargurus Inc.	277,074	4,724
*	Appian Corp. Class A	108,642	4,503
*	Agilysys Inc.	53,696	4,291
*	Fastly Inc. Class A	307,320	4,269
*	LiveRamp Holdings Inc.	179,003	4,230
*	Parsons Corp.	91,219	4,108
*	Magnite Inc.	359,090	3,997
*	Duck Creek Technologies Inc.	209,679	3,971
*	Ultra Clean Holdings Inc.	122,595	3,906
*	ePlus Inc.	71,825	3,891
*	Upwork Inc.	329,827	3,740
*	Sumo Logic Inc.	314,439	3,732
	CTS Corp.	85,929	3,722
*	TTM Technologies Inc.	275,082	3,656
*,1	C3.ai Inc. Class A	158,959	3,589
*	Everbridge Inc.	108,306	3,539
*	E2open Parent Holdings Inc.	541,135	3,355
*	3D Systems Corp.	342,564	3,354
*	Model N Inc.	99,548	3,305
*	Zeta Global Holdings Corp. Class A	300,868	3,192
*	Schrodinger Inc.	146,143	3,176
*	PDF Solutions Inc.	81,359	3,046
*	Asana Inc. Class A	199,082	2,944
*	Veeco Instruments Inc.	137,358	2,922
*	Cerence Inc.	106,553	2,917
*,1	indie Semiconductor Inc.	276,772	2,895
*	PROS Holdings Inc.	110,914	2,894
*	Photronics Inc.	162,089	2,856
*	Zuora Inc. Class A	336,905	2,854
*,1	Xometry Inc. Class A	92,414	2,810
*	Credo Technology Group Holding Ltd.	261,917	2,779
	Adeia Inc.	281,243	2,773
*	TechTarget Inc.	73,287	2,765
*	Avid Technology Inc.	94,520	2,747
*	Digital Turbine Inc.	253,650	2,724
	A10 Networks Inc.	172,414	2,624
*	Ichor Holdings Ltd.	76,015	2,505
*	PAR Technology Corp.	71,892	2,455
*	Momentive Global Inc.	353,473	2,439
*	Yext Inc.	308,154	2,262
	Benchmark Electronics Inc.	94,781	2,255
*	N-Able Inc.	185,196	2,193
*	SMART Global Holdings Inc.	130,110	2,173
*	ScanSource Inc.	68,182	2,126
*,1	ForgeRock Inc. Class A	103,546	2,116
*	Consensus Cloud Solutions Inc.	50,882	2,088
*	EngageSmart Inc.	96,419	2,029
*	Amplitude Inc. Class A	151,627	2,001
*	Planet Labs PBC	422,872	1,949
		Shares	Market Value• ($000)
*	CEVA Inc.	61,691	1,947
*	Olo Inc. Class A	244,452	1,938
*	Squarespace Inc. Class A	82,516	1,932
*	LivePerson Inc.	190,654	1,929
*	Eventbrite Inc. Class A	212,965	1,866
*	Matterport Inc.	606,598	1,850
	Sapiens International Corp. NV	87,145	1,797
*	PubMatic Inc. Class A	117,790	1,788
*,1	AvePoint Inc.	354,524	1,773
*	Grid Dynamics Holdings Inc.	144,891	1,688
*	BigCommerce Holdings Inc. Series 1	175,890	1,674
*	Kimball Electronics Inc.	64,834	1,621
	Simulations Plus Inc.	42,526	1,618
*	Alpha & Omega Semiconductor Ltd.	59,791	1,597
*	Intapp Inc.	38,953	1,542
*	IonQ Inc.	321,123	1,522
*	Alkami Technology Inc.	97,690	1,501
*	Vimeo Inc.	387,988	1,486
*	NerdWallet Inc. Class A	70,717	1,460
*	OneSpan Inc.	106,957	1,446
*	nLight Inc.	121,414	1,372
	Hackett Group Inc.	73,295	1,366
*	ACM Research Inc. Class A	129,513	1,344
	PC Connection Inc.	30,491	1,335
*	Domo Inc. Class B	84,000	1,291
	Ebix Inc.	71,695	1,246
*	Couchbase Inc.	76,607	1,246
	American Software Inc. Class A	85,640	1,160
*,1	MicroVision Inc.	450,357	1,153
*	SolarWinds Corp.	132,101	1,125
*	ON24 Inc.	112,264	1,082
*	Mitek Systems Inc.	114,830	1,068
*	Ouster Inc.	850,854	1,021
*	Mediaalpha Inc. Class A	66,414	1,006
*	Bandwidth Inc. Class A	63,127	1,004
*	MeridianLink Inc.	62,705	988
*,1	Nutex Health Inc.	682,346	935
*	Unisys Corp.	181,839	906
*	Cvent Holding Corp.	122,375	888
*	SmartRent Inc.	328,204	850
*,1	Blend Labs Inc. Class A	510,443	806
*	Enfusion Inc. Class A	72,077	773
*	Digimarc Corp.	37,148	757
*	EverQuote Inc. Class A	54,302	741
*	Diebold Nixdorf Inc.	200,344	645
*	EverCommerce Inc.	64,429	644
*	Tucows Inc. Class A	26,705	617
*,1	Veritone Inc.	85,322	605
*	Brightcove Inc.	112,497	604
*	Rimini Street Inc.	133,536	572
*	Telos Corp.	144,055	557
*,1	Porch Group Inc.	222,907	557
*	TrueCar Inc.	234,960	547
*,1	Vivid Seats Inc. Class A	70,409	540
*,1	Red Violet Inc.	26,094	532
*	Skillz Inc. Class A	848,987	531
*,1	NextNav Inc.	184,087	508
*	AXT Inc.	110,957	485
*,1	Applied Digital Corp.	180,751	479
*	Aeva Technologies Inc.	265,458	475
*	Upland Software Inc.	79,849	462

21

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Edgio Inc.	368,890	454
*	eGain Corp.	57,482	449
*,1	Weave Communications Inc.	86,352	446
*	Groupon Inc. Class A	58,653	440
*	Identiv Inc.	59,811	420
*	SkyWater Technology Inc.	30,969	407
*,1	Atomera Inc.	56,376	374
*	Rackspace Technology Inc.	154,604	363
*	Innovid Corp.	203,667	344
*,1	Cleanspark Inc.	121,205	335
*	1stdibs.com Inc.	63,054	320
*	Arteris Inc.	48,744	320
*,1	Vinco Ventures Inc.	633,255	310
*	Arena Group Holdings Inc.	31,623	249
*	Transphorm Inc.	60,647	229
*,1	Cyxtera Technologies Inc.	98,061	220
*	WM Technology Inc.	198,174	219
*	SecureWorks Corp. Class A	26,905	204
*,1	KORE Group Holdings Inc.	112,312	193
*,1	Beachbody Co. Inc.	283,167	183
*	Viant Technology Inc. Class A	39,877	157
*,1	Cipher Mining Inc.	101,622	154
*,1	Adtheorent Holdings Co. Inc.	96,773	147
*,1	LiveVox Holdings Inc.	62,109	142
*,1	Wejo Group Ltd.	153,307	101
*	Loyalty Ventures Inc.	52,141	92
*,1	IronNet Inc.	175,439	84
*,1	Leafly Holdings Inc.	81,574	44
*	Terawulf Inc.	55,838	36
*,1	Greenidge Generation Holdings Inc.	33,452	17
*	Cryptyde Inc.	47,977	8
*	Rockley Photonics Holdings Ltd.	972	—
			721,755
Telecommunications (1.7%)
*	Iridium Communications Inc.	338,874	20,797
*	Calix Inc.	155,898	7,974
	Cogent Communications Holdings Inc.	116,405	7,536
*	Viavi Solutions Inc.	616,135	6,740
*	Extreme Networks Inc.	347,732	6,510
	InterDigital Inc.	80,403	5,869
*	CommScope Holding Co. Inc.	556,249	4,027
*,1	Infinera Corp.	523,569	3,702
	Adtran Holdings Inc.	207,855	3,627
*	Liberty Latin America Ltd. Class C	397,794	3,493
	Telephone and Data Systems Inc.	272,792	3,462
*	Harmonic Inc.	249,835	3,295
*	Digi International Inc.	92,439	3,085
	Shenandoah Telecommunications Co.	131,401	2,565
*	Globalstar Inc.	1,852,456	2,371
*	Gogo Inc.	133,726	2,201
*	Clearfield Inc.	31,353	1,966
		Shares	Market Value• ($000)
*	EchoStar Corp. Class A	91,431	1,825
*,1	Lightwave Logic Inc.	306,312	1,807
*	8x8 Inc.	301,882	1,606
*	WideOpenWest Inc.	144,831	1,583
*	Anterix Inc.	49,639	1,499
*	NETGEAR Inc.	77,017	1,394
*	Xperi Inc.	114,132	1,334
*	IDT Corp. Class B	41,811	1,271
	ATN International Inc.	29,731	1,250
	Comtech Telecommunications Corp.	69,802	1,116
*	Aviat Networks Inc.	30,194	1,073
*,1	fuboTV Inc.	511,756	977
*	United States Cellular Corp.	40,113	968
*	Liberty Latin America Ltd. Class A	101,873	899
*	Ribbon Communications Inc.	196,592	877
*	Ooma Inc.	61,920	811
*	Cambium Networks Corp.	30,811	618
*	Consolidated Communications Holdings Inc.	201,947	612
*	Akoustis Technologies Inc.	143,423	536
*	DZS Inc.	47,832	507
*	Charge Enterprises Inc.	351,738	397
*	Casa Systems Inc.	95,800	347
*,1	Inseego Corp.	230,690	207
*,1	Kaleyra Inc.	90,481	77
			112,811
Utilities (3.5%)
*	Evoqua Water Technologies Corp.	318,900	15,486
	New Jersey Resources Corp.	260,652	13,301
	ONE Gas Inc.	145,824	11,689
	Portland General Electric Co.	242,446	11,589
	Brookfield Infrastructure Corp. Class A (XTSE)	265,151	11,457
	Southwest Gas Holdings Inc.	181,617	11,444
	PNM Resources Inc.	230,944	11,316
	Ormat Technologies Inc. (XNYS)	133,098	11,249
	Black Hills Corp.	176,016	10,809
*	Casella Waste Systems Inc. Class A	135,274	10,527
	Spire Inc.	138,228	9,731
	ALLETE Inc.	155,338	9,505
	NorthWestern Corp.	157,182	9,082
	American States Water Co.	100,057	8,935
	California Water Service Group	147,194	8,425
	Avista Corp.	200,053	8,226
	MGE Energy Inc.	98,556	6,976
	Clearway Energy Inc. Class C	220,855	6,937
	Chesapeake Utilities Corp.	47,129	6,037
	SJW Group	73,125	5,590
*,1	Sunnova Energy International Inc.	269,520	4,792
	Northwest Natural Holding Co.	94,151	4,551

22

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Middlesex Water Co.	47,238	3,614
	Clearway Energy Inc. Class A	95,819	2,847
	Unitil Corp.	43,087	2,341
*,1	Li-Cycle Holdings Corp.	371,979	2,254
*	Harsco Corp.	212,376	1,797
	York Water Co.	38,621	1,679
*	Heritage-Crystal Clean Inc.	42,665	1,535
*,1	Vertex Energy Inc.	147,037	1,392
	Artesian Resources Corp. Class A	22,109	1,245
	Excelerate Energy Inc. Class A	50,266	1,086
*,1	NuScale Power Corp.	84,528	875
	Aris Water Solution Inc. Class A	59,085	837
*	Altus Power Inc.	118,130	800
	Global Water Resources Inc.	36,342	480
*	Pure Cycle Corp.	52,077	460
	Via Renewables Inc. Class A	33,229	195
			231,091
Total Common Stocks (Cost $7,661,330)			6,602,260
Temporary Cash Investments (2.7%)
Money Market Fund (2.7%)
[4,5]	Vanguard Market Liquidity Fund, 4.640% (Cost $180,995)	1,810,528	181,034
Total Investments (102.3%) (Cost $7,842,325)			6,783,294
Other Assets and Liabilities—Net (-2.3%)			(150,977)
Net Assets (100%)			6,632,317
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $152,431,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $168,937,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
23

Russell 2000 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2023	342	32,475	(103)

See accompanying Notes, which are an integral part of the Financial Statements.
24

Russell 2000 Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,661,330)	6,602,260
Affiliated Issuers (Cost $180,995)	181,034
Total Investments in Securities	6,783,294
Investment in Vanguard	236
Cash	1,549
Cash Collateral Pledged—Futures Contracts	1,053
Receivables for Investment Securities Sold	10,180
Receivables for Accrued Income	7,889
Receivables for Capital Shares Issued	93
Variation Margin Receivable—Futures Contracts	111
Total Assets	6,804,405
Liabilities
Payables for Investment Securities Purchased	2,676
Collateral for Securities on Loan	168,937
Payables for Capital Shares Redeemed	240
Payables to Vanguard	235
Total Liabilities	172,088
Net Assets	6,632,317
1 Includes $152,431,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	8,409,735
Total Distributable Earnings (Loss)	(1,777,418)
Net Assets	6,632,317

ETF Shares—Net Assets
Applicable to 80,675,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,130,372
Net Asset Value Per Share—ETF Shares	$75.99

Institutional Shares—Net Assets
Applicable to 1,726,359 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	501,945
Net Asset Value Per Share—Institutional Shares	$290.75

See accompanying Notes, which are an integral part of the Financial Statements.
25

Russell 2000 Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends[1]	42,510
Interest[2]	431
Securities Lending—Net	5,066
Total Income	48,007
Expenses
The Vanguard Group—Note B
Investment Advisory Services	73
Management and Administrative—ETF Shares	1,970
Management and Administrative—Institutional Shares	151
Marketing and Distribution—ETF Shares	160
Marketing and Distribution—Institutional Shares	10
Custodian Fees	306
Shareholders’ Reports—ETF Shares	245
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	2,926
Expenses Paid Indirectly	(8)
Net Expenses	2,918
Net Investment Income	45,089
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	26,463
Futures Contracts	449
Realized Net Gain (Loss)	26,912
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	153,555
Futures Contracts	181
Change in Unrealized Appreciation (Depreciation)	153,736
Net Increase (Decrease) in Net Assets Resulting from Operations	225,737
1	Dividends are net of foreign withholding taxes of $51,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $405,000, $7,000, less than $1,000, and $20,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $58,363,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
26

Russell 2000 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	45,089	86,559
Realized Net Gain (Loss)	26,912	330,884
Change in Unrealized Appreciation (Depreciation)	153,736	(1,857,512)
Net Increase (Decrease) in Net Assets Resulting from Operations	225,737	(1,440,069)
Distributions
ETF Shares	(51,736)	(79,883)
Institutional Shares	(4,759)	(7,288)
Total Distributions	(56,495)	(87,171)
Capital Share Transactions
ETF Shares	716,853	439,553
Institutional Shares	3,697	(12,117)
Net Increase (Decrease) from Capital Share Transactions	720,550	427,436
Total Increase (Decrease)	889,792	(1,099,804)
Net Assets
Beginning of Period	5,742,525	6,842,329
End of Period	6,632,317	5,742,525

See accompanying Notes, which are an integral part of the Financial Statements.
27

Russell 2000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021[1]	2020[1]	2019[1]	2018[1]
Net Asset Value, Beginning of Period	$74.02	$91.28	$62.69	$59.88	$69.56	$56.11
Investment Operations
Net Investment Income[2]	.550	1.030	.865	.810	.797	.777
Net Realized and Unrealized Gain (Loss) on Investments	2.121	(17.254)	28.550	2.815	(9.704)	13.423
Total from Investment Operations	2.671	(16.224)	29.415	3.625	(8.907)	14.200
Distributions
Dividends from Net Investment Income	(.701)	(1.036)	(.825)	(.815)	(.773)	(.750)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.701)	(1.036)	(.825)	(.815)	(.773)	(.750)
Net Asset Value, End of Period	$75.99	$74.02	$91.28	$62.69	$59.88	$69.56
Total Return	3.69%	-17.88%	47.15%	6.12%	-12.83%	25.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,130	$5,255	$6,223	$1,802	$1,464	$1,715
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.55%	1.26%	1.02%	1.37%	1.30%	1.23%
Portfolio Turnover Rate[4]	5%	19%	23%	19%	16%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective at the beginning of trading on April 20, 2021.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
28

Russell 2000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$283.22	$349.26	$239.84	$229.03	$266.12	$214.65
Investment Operations
Net Investment Income[1]	2.148	4.063	3.360	3.208	3.078	3.129
Net Realized and Unrealized Gain (Loss) on Investments	8.091	(66.085)	109.242	10.710	(37.106)	51.369
Total from Investment Operations	10.239	(62.022)	112.602	13.918	(34.028)	54.498
Distributions
Dividends from Net Investment Income	(2.709)	(4.018)	(3.182)	(3.108)	(3.062)	(3.028)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.709)	(4.018)	(3.182)	(3.108)	(3.062)	(3.028)
Net Asset Value, End of Period	$290.75	$283.22	$349.26	$239.84	$229.03	$266.12
Total Return	3.70%	-17.88%	47.19%	6.15%	-12.83%	25.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$502	$487	$619	$630	$859	$982
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.58%	1.29%	1.08%	1.41%	1.32%	1.30%
Portfolio Turnover Rate[3]	5%	19%	23%	19%	16%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
29

Russell 2000 Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
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Russell 2000 Index Fund
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
31

Russell 2000 Index Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $236,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $8,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
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Russell 2000 Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,602,226	—	34	6,602,260
Temporary Cash Investments	181,034	—	—	181,034
Total	6,783,260	—	34	6,783,294
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	103	—	—	103
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,896,601
Gross Unrealized Appreciation	572,951
Gross Unrealized Depreciation	(1,686,361)
Net Unrealized Appreciation (Depreciation)	(1,113,410)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $696,802,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2023, the fund purchased $1,366,022,000 of investment securities and sold $652,608,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,073,595,000 and $360,953,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six
33

Russell 2000 Index Fund
months ended February 28, 2023, such purchases were $12,771,000 and sales were $19,117,000, resulting in net realized loss of $5,612,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,078,304	14,700	3,768,327	46,000
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(361,451)	(5,025)	(3,328,774)	(43,175)
Net Increase (Decrease)—ETF Shares	716,853	9,675	439,553	2,825
Institutional Shares
Issued	100,760	357	137,297	417
Issued in Lieu of Cash Distributions	4,493	17	6,909	22
Redeemed	(101,556)	(368)	(156,323)	(492)
Net Increase (Decrease)—Institutional Shares	3,697	6	(12,117)	(53)
H.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
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Russell 2000 Value Index Fund
Fund Allocation
As of February 28, 2023
Basic Materials	4.2%
Consumer Discretionary	13.9
Consumer Staples	2.6
Energy	5.5
Financials	27.8
Health Care	9.6
Industrials	14.8
Real Estate	10.9
Technology	4.8
Telecommunications	1.2
Utilities	4.7
Other	0.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
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Russell 2000 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (4.1%)
*	RBC Bearings Inc.	21,766	5,002
	Commercial Metals Co.	86,314	4,467
	Hecla Mining Co.	493,954	2,544
*	Arconic Corp.	90,629	2,396
	Mueller Industries Inc.	31,964	2,364
	Carpenter Technology Corp.	42,674	2,062
	Boise Cascade Co.	27,795	1,921
	Stepan Co.	17,109	1,781
	Minerals Technologies Inc.	28,936	1,758
	Worthington Industries Inc.	28,096	1,698
	Tronox Holdings plc Class A	104,145	1,625
	Mativ Holdings Inc.	45,154	1,170
	Avient Corp.	21,424	935
*	Perimeter Solutions SA	104,008	890
*	Constellium SE Class A	52,373	838
	Quaker Chemical Corp.	4,084	800
*	Coeur Mining Inc.	246,530	769
*	TimkenSteel Corp.	39,419	721
*	Piedmont Lithium Inc.	11,090	720
*	US Silica Holdings Inc.	55,710	676
	Schnitzer Steel Industries Inc. Class A	20,639	675
	AdvanSix Inc.	15,805	650
*	Ecovyst Inc.	64,572	648
	Koppers Holdings Inc.	18,002	646
	Haynes International Inc.	10,812	592
	Ryerson Holding Corp.	16,271	585
*	Clearwater Paper Corp.	14,884	574
	UFP Industries Inc.	6,570	562
	Olympic Steel Inc.	8,653	454
*	Rayonier Advanced Materials Inc.	54,891	450
	Innospec Inc.	3,381	370
*	Intrepid Potash Inc.	9,887	313
	Tredegar Corp.	24,302	282
	Hawkins Inc.	6,706	273
*	Northwest Pipe Co.	6,984	269
	FutureFuel Corp.	22,591	198
*,1	Amyris Inc.	154,012	193
*	Alto Ingredients Inc.	64,224	188
*	Origin Materials Inc.	35,296	169
*	Energy Fuels Inc.	23,995	161
	Sensient Technologies Corp.	2,124	160
	Glatfelter Corp.	38,892	149
	Materion Corp.	1,175	131
*	Unifi Inc.	12,385	128
*	Ivanhoe Electric Inc.	6,440	97
		Shares	Market Value• ($000)
	Sylvamo Corp.	1,912	94
	American Vanguard Corp.	3,230	67
*	Polymet Mining Corp.	26,132	65
*	Novagold Resources Inc.	10,911	61
	Valhi Inc.	2,090	50
*	Ur-Energy Inc.	17,664	19
*,1	Hycroft Mining Holding Corp.	21,107	8
			44,418
Consumer Discretionary (13.9%)
*	Light & Wonder Inc.	84,230	5,274
	Academy Sports & Outdoors Inc.	69,075	4,086
*	Adient plc	84,395	3,605
	TEGNA Inc.	198,237	3,449
*	Meritage Homes Corp.	30,213	3,300
*	Asbury Automotive Group Inc.	14,012	3,182
	Foot Locker Inc.	71,866	3,142
	Signet Jewelers Ltd.	40,880	2,928
*	Taylor Morrison Home Corp. Class A	81,615	2,924
*	Topgolf Callaway Brands Corp.	124,283	2,881
*	Goodyear Tire & Rubber Co.	250,980	2,851
	Group 1 Automotive Inc.	12,586	2,782
*	National Vision Holdings Inc.	65,834	2,460
	Rush Enterprises Inc. Class A	38,485	2,181
*	frontdoor Inc.	73,806	2,085
	Graham Holdings Co. Class B	3,286	2,059
	KB Home	56,522	1,994
	American Eagle Outfitters Inc.	137,008	1,969
*	Tri Pointe Homes Inc.	82,508	1,967
	Dana Inc.	114,978	1,821
	International Game Technology plc	67,669	1,797
*	LGI Homes Inc.	17,052	1,779
	Spirit Airlines Inc.	96,882	1,775
	Strategic Education Inc.	20,247	1,726
	Winnebago Industries Inc.	26,589	1,690
	MillerKnoll Inc.	67,707	1,616
*	ODP Corp.	35,685	1,616
*	Adtalem Global Education Inc.	40,086	1,568
*	Urban Outfitters Inc.	56,784	1,530
*	Vista Outdoor Inc.	49,924	1,426
	Laureate Education Inc.	119,581	1,418
*	Madison Square Garden Entertainment Corp.	23,217	1,405
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Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Century Communities Inc.	23,471	1,404
	Monro Inc.	27,838	1,404
	MDC Holdings Inc.	37,921	1,403
*	KAR Auction Services Inc.	96,720	1,382
*	Knowles Corp.	79,803	1,355
*	Abercrombie & Fitch Co. Class A	43,516	1,280
	Jack in the Box Inc.	16,232	1,273
	La-Z-Boy Inc.	38,231	1,238
	Scholastic Corp.	26,570	1,212
*	M/I Homes Inc.	20,569	1,190
*	Sabre Corp.	229,808	1,163
*	SeaWorld Entertainment Inc.	17,751	1,147
	Red Rock Resorts Inc. Class A	24,740	1,080
	Acushnet Holdings Corp.	21,322	1,029
	Matthews International Corp. Class A	26,714	1,019
*	Lions Gate Entertainment Corp. Class B	101,889	1,014
*	Cars.com Inc.	51,131	982
*	TravelCenters of America Inc.	11,255	949
*	PROG Holdings Inc.	37,276	921
*	Central Garden & Pet Co. Class A	23,903	919
	Sonic Automotive Inc. Class A	15,923	906
*	SkyWest Inc.	44,773	854
*	Clean Energy Fuels Corp.	151,137	846
*	American Axle & Manufacturing Holdings Inc.	94,679	833
*	Perdoceo Education Corp.	60,235	830
*	Allegiant Travel Co.	7,906	811
*	iHeartMedia Inc. Class A	108,072	785
*	Overstock.com Inc.	37,710	730
	Winmark Corp.	2,501	730
*	QuinStreet Inc.	42,344	719
	Standard Motor Products Inc.	18,101	705
	Papa John's International Inc.	8,079	678
*	Life Time Group Holdings Inc.	37,224	673
*	Everi Holdings Inc.	34,955	664
*	Qurate Retail Inc. Series A	310,787	656
*	EW Scripps Co. Class A	51,989	656
*	ACV Auctions Inc. Class A	53,627	656
*	BJ's Restaurants Inc.	20,108	643
*	G-III Apparel Group Ltd.	38,230	635
*,1	Bally's Corp.	31,492	622
	Steelcase Inc. Class A	77,472	610
[1]	Krispy Kreme Inc.	46,642	607
*	2U Inc.	67,589	606
*	PowerSchool Holdings Inc. Class A	26,309	604
*	AMC Networks Inc. Class A	26,963	603
	Ethan Allen Interiors Inc.	20,092	594
*	GoPro Inc. Class A	114,283	593
*	MarineMax Inc.	17,336	582
*	Clear Channel Outdoor Holdings Inc.	327,435	580
*	Chuy's Holdings Inc.	16,070	575
	PriceSmart Inc.	8,085	564
*	Lions Gate Entertainment Corp. Class A	52,786	560
	Bloomin' Brands Inc.	21,315	556
*	Green Brick Partners Inc.	17,631	550
[1]	Ermenegildo Zegna NV	41,225	537
*	Hawaiian Holdings Inc.	45,991	515
*	Genesco Inc.	11,151	501
		Shares	Market Value• ($000)
	Haverty Furniture Cos. Inc.	13,026	492
	Oxford Industries Inc.	4,154	489
	Gray Television Inc.	41,044	480
	Movado Group Inc.	13,783	477
*	Stoneridge Inc.	20,017	477
	A-Mark Precious Metals Inc.	16,247	476
*	Viad Corp.	18,149	467
*	America's Car-Mart Inc.	5,225	444
*	Boston Omaha Corp. Class A	18,043	435
*	Sleep Number Corp.	10,636	424
*	Stagwell Inc.	61,395	421
	Smith & Wesson Brands Inc.	38,122	417
*	Thryv Holdings Inc.	17,246	411
	Shoe Carnival Inc.	15,333	404
*	Bowlero Corp.	25,899	398
	Aaron's Co. Inc.	27,308	392
*	Beazer Homes USA Inc.	26,117	389
*	Gannett Co. Inc.	127,386	386
	Big Lots Inc.	25,190	361
*	Instructure Holdings Inc.	13,404	345
	Marcus Corp.	21,364	344
*	Zumiez Inc.	14,549	338
*	Daily Journal Corp.	1,054	320
*	Imax Corp.	17,139	316
	Johnson Outdoors Inc. Class A	4,861	315
	Bluegreen Vacations Holding Class A	9,262	307
*	Sportsman's Warehouse Holdings Inc.	33,868	304
*	Selectquote Inc.	121,570	284
*	Xponential Fitness Inc. Class A	11,054	281
	Alta Equipment Group Inc.	14,908	280
*	Cinemark Holdings Inc.	20,321	277
*	Corsair Gaming Inc.	15,468	271
*	Quotient Technology Inc.	70,224	265
*	ContextLogic Inc. Class A	534,549	260
*	OneWater Marine Inc. Class A	9,327	259
	Rush Enterprises Inc. Class B	4,308	258
*	Integral Ad Science Holding Corp.	22,698	248
*	Lindblad Expeditions Holdings Inc.	28,076	241
*	1-800-Flowers.com Inc. Class A	23,815	236
	Kimball International Inc. Class B	33,405	231
*	Motorcar Parts of America Inc.	16,833	220
*	Stitch Fix Inc. Class A	46,298	216
*	Full House Resorts Inc.	21,683	210
	El Pollo Loco Holdings Inc.	17,228	206
*	Purple Innovation Inc. Class A	45,809	198
*	Citi Trends Inc.	6,794	191
*	Central Garden & Pet Co.	4,660	189
*	Snap One Holdings Corp.	16,019	187
*	American Public Education Inc.	16,240	179
*	Fossil Group Inc.	41,077	178
*	Allbirds Inc. Class A	62,120	178
*	WW International Inc.	48,077	176
*	Chico's FAS Inc.	30,450	175
*	Eastman Kodak Co.	49,033	170
*	Tilly's Inc. Class A	19,640	170

37

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
[1]	Big 5 Sporting Goods Corp.	18,770	166
	Hibbett Inc.	2,313	166
*	Children's Place Inc.	3,945	165
*,1	Lordstown Motors Corp. Class A	158,753	165
*	Denny's Corp.	13,956	163
*	Tupperware Brands Corp.	38,596	158
*	Wheels Up Experience Inc.	141,878	157
*	Tile Shop Holdings Inc.	28,477	155
	Rocky Brands Inc.	5,713	152
*	Outbrain Inc.	34,310	152
*	Legacy Housing Corp.	7,573	151
*	Figs Inc. Class A	16,277	150
*	Cardlytics Inc.	27,426	149
*,1	AMMO Inc.	76,311	149
*	Brinker International Inc.	3,862	147
	Cato Corp. Class A	15,668	145
*	Destination XL Group Inc.	24,207	145
*,1	Vacasa Inc.	99,219	144
*,1	BARK Inc.	102,522	138
*	First Watch Restaurant Group Inc.	9,063	138
	Weyco Group Inc.	5,128	136
*	Liquidity Services Inc.	10,625	135
*	Universal Electronics Inc.	10,499	134
*	Playstudios Inc.	34,275	128
*	Container Store Group Inc.	28,878	126
*	LL Flooring Holdings Inc.	24,895	126
	Dine Brands Global Inc.	1,600	123
*	Biglari Holdings Inc. Class B	660	119
*	iRobot Corp.	2,905	119
	Superior Group of Cos. Inc.	10,166	118
*	Traeger Inc.	29,441	117
	Designer Brands Inc. Class A	11,794	115
	John Wiley & Sons Inc. Class A	2,504	111
	Entravision Communications Corp. Class A	16,624	109
*	Sally Beauty Holdings Inc.	6,554	105
*	Lands' End Inc.	13,063	99
*	Conn's Inc.	11,132	95
*	Inspired Entertainment Inc.	6,011	95
*	RealReal Inc.	67,563	91
	Lifetime Brands Inc.	11,308	90
	Sturm Ruger & Co. Inc.	1,525	89
*	Cumulus Media Inc. Class A	15,802	86
	Global Industrial Co.	3,050	86
*,1	Cenntro Electric Group Ltd.	157,640	85
	Interface Inc. Class A	9,488	84
*,1	RumbleON Inc. Class B	9,010	82
	Buckle Inc.	1,926	79
*	Solo Brands Inc. Class A	18,813	78
*	Build-A-Bear Workshop Inc.	3,333	70
*	ThredUP Inc. Class A	42,721	68
*	Urban One Inc.	12,748	64
*	Aterian Inc.	52,085	63
*,1	Faraday Future Intelligent Electric Inc.	115,382	61
*,1	Express Inc.	55,007	56
*	Landsea Homes Corp.	8,184	53
	NL Industries Inc.	7,155	52
	RCI Hospitality Holdings Inc.	580	49
	Franchise Group Inc.	1,575	44
	Clarus Corp.	3,945	39
*	Century Casinos Inc.	4,141	38
*	Duluth Holdings Inc. Class B	5,920	36
	JOANN Inc.	9,430	34
		Shares	Market Value• ($000)
*	Urban One Inc. (XNCM)	4,855	33
	European Wax Center Inc. Class A	1,714	32
*,1	Bird Global Inc.	146,822	30
*,1	Bed Bath & Beyond Inc.	19,070	27
*,1	Vuzix Corp.	6,505	27
	CompX International Inc.	1,332	25
*	Audacy Inc. Class A	100,489	22
*	Turtle Beach Corp.	2,623	21
*	Inspirato Inc.	17,673	18
*	Rover Group Inc. Class A	3,636	15
*	Torrid Holdings Inc.	5,124	14
*	aka Brands Holding Corp.	8,436	12
*,1	Reservoir Media Inc.	1,561	11
			148,111
Consumer Staples (2.6%)
*	Hostess Brands Inc. Class A	118,873	2,936
*	TreeHouse Foods Inc.	45,360	2,213
	Primo Water Corp.	140,611	2,177
	Edgewell Personal Care Co.	45,986	1,964
*	United Natural Foods Inc.	48,234	1,964
	Vector Group Ltd.	109,720	1,456
*	Hain Celestial Group Inc.	79,857	1,424
	Andersons Inc.	28,481	1,300
	Ingles Markets Inc. Class A	12,711	1,136
	Weis Markets Inc.	14,700	1,124
	Universal Corp.	21,602	1,093
	Nu Skin Enterprises Inc. Class A	25,904	1,032
	Fresh Del Monte Produce Inc.	27,324	855
	SpartanNash Co.	31,096	832
[1]	B&G Foods Inc.	63,365	803
*	Herbalife Nutrition Ltd.	29,306	567
	Lancaster Colony Corp.	2,691	517
	ACCO Brands Corp.	81,950	465
*	Mission Produce Inc.	31,538	363
*	Chefs' Warehouse Inc.	8,973	292
	John B Sanfilippo & Son Inc.	3,140	282
*	Seneca Foods Corp. Class A	4,607	256
*	GrowGeneration Corp.	51,277	217
*	Benson Hill Inc.	75,725	169
	Village Super Market Inc. Class A	7,480	167
*	Honest Co. Inc.	56,290	157
	Cal-Maine Foods Inc.	2,633	149
	Alico Inc.	5,515	142
*	Lifecore Biomedical Inc.	22,987	133
*	Sovos Brands Inc.	10,088	132
*	Nature's Sunshine Products Inc.	11,792	128
	Utz Brands Inc.	7,478	123
*,1	HF Foods Group Inc.	31,302	121
*	Whole Earth Brands Inc.	35,202	121
*	Beauty Health Co.	9,468	119
*,1	Rite Aid Corp.	25,207	97
	Tootsie Roll Industries Inc.	2,017	89
*	PLBY Group Inc.	36,424	78
*	AppHarvest Inc.	65,002	66
[1]	PetMed Express Inc.	3,170	59
*	SunOpta Inc.	5,639	43
*	Vintage Wine Estates Inc.	24,143	37
*,1	Boxed Inc.	49,479	30
	Natural Grocers by Vitamin Cottage Inc.	991	11

38

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*,1	Tattooed Chef Inc.	2,091	3
			27,442
Energy (5.5%)
	Civitas Resources Inc.	65,688	4,609
	Helmerich & Payne Inc.	91,614	3,855
	PBF Energy Inc. Class A	67,585	2,954
	Murphy Oil Corp.	73,935	2,885
*	Peabody Energy Corp.	104,852	2,862
	California Resources Corp.	66,016	2,786
	Arcosa Inc.	43,157	2,615
*	Noble Corp. plc	61,562	2,566
*	CNX Resources Corp.	150,333	2,308
*	Tidewater Inc.	41,551	2,029
	Chord Energy Corp.	15,045	2,025
*	Golar LNG Ltd.	84,996	1,940
	Permian resources Corp. Class A	161,096	1,741
	Equitrans Midstream Corp.	279,623	1,686
*	Green Plains Inc.	48,050	1,666
	Warrior Met Coal Inc.	41,186	1,576
*	Expro Group Holdings NV	69,112	1,571
	World Fuel Services Corp.	54,489	1,496
	Archrock Inc.	120,499	1,334
*	NOW Inc.	98,594	1,267
*	Diamond Offshore Drilling Inc.	89,700	1,066
*	Helix Energy Solutions Group Inc.	127,128	1,053
*	Dril-Quip Inc.	30,031	1,029
	Patterson-UTI Energy Inc.	61,959	849
	SunCoke Energy Inc.	74,029	704
*,1	Borr Drilling Ltd.	96,948	701
*	ProPetro Holding Corp.	78,504	692
*	Bristow Group Inc.	20,688	564
	Berry Corp.	57,606	543
*	Oil States International Inc.	55,959	511
	Select Energy Services Inc. Class A	63,295	470
*	REX American Resources Corp.	14,092	465
*	Centrus Energy Corp. Class A	9,492	425
[1]	Kinetik Holdings Inc. Class A	13,284	395
*	Newpark Resources Inc.	76,312	338
*,1	FuelCell Energy Inc.	101,315	338
*	DMC Global Inc.	12,552	336
*,1	EVgo Inc.	53,864	319
*	Gevo Inc.	171,289	317
*	Callon Petroleum Co.	7,372	286
	Northern Oil and Gas Inc.	8,830	274
*,1	Solid Power Inc.	70,982	240
*	National Energy Services Reunited Corp.	34,508	223
*,1	ProFrac Holding Corp. Class A	11,113	213
*	Oceaneering International Inc.	8,576	179
*	Nabors Industries Ltd. (XNYS)	1,016	153
	NACCO Industries Inc. Class A	3,567	133
*,1	Ring Energy Inc.	52,957	111
	Riley Exploration Permian Inc.	3,369	103
	CONSOL Energy Inc.	1,713	94
*,1	Aemetis Inc.	25,857	92
*	Volta Inc.	104,555	90
		Shares	Market Value• ($000)
*	W&T Offshore Inc.	13,863	78
*	Amplify Energy Corp.	6,940	58
*	Stem Inc.	6,611	54
*	NextDecade Corp.	4,412	31
*	NEXTracker Inc. Class A	480	15
*	ESS Tech Inc.	6,938	13
			59,326
Financials (27.8%)
	SouthState Corp.	66,773	5,387
	Selective Insurance Group Inc.	53,018	5,383
	United Bankshares Inc.	116,033	4,731
	Old National Bancorp	260,603	4,605
	Valley National Bancorp	384,310	4,450
	Glacier Bancorp Inc.	86,286	4,088
	Cadence Bank	152,168	4,042
	Essent Group Ltd.	93,751	4,027
	Home BancShares Inc.	167,020	4,025
	Hancock Whitney Corp.	76,703	3,768
	UMB Financial Corp.	39,178	3,552
	Independent Bank Corp. (XNGS)	40,770	3,249
	Blackstone Mortgage Trust Inc. Class A	151,397	3,205
	United Community Banks Inc.	94,766	3,138
	Associated Banc-Corp.	132,722	3,072
	Jackson Financial Inc. Class A	66,648	3,024
	Radian Group Inc.	140,016	2,989
*	Texas Capital Bancshares Inc.	44,526	2,949
	Community Bank System Inc.	47,470	2,898
*	Mr Cooper Group Inc.	61,736	2,866
	CVB Financial Corp.	118,745	2,842
	First Interstate BancSystem Inc. Class A	79,639	2,830
	Ameris Bancorp	58,785	2,814
	Cathay General Bancorp	63,977	2,746
*	Genworth Financial Inc. Class A	440,813	2,746
	WSFS Financial Corp.	54,628	2,726
	Pacific Premier Bancorp Inc.	83,728	2,714
	American Equity Investment Life Holding Co.	63,166	2,631
	CNO Financial Group Inc.	100,982	2,587
	Atlantic Union Bankshares Corp.	66,588	2,494
	Fulton Financial Corp.	144,555	2,486
	BankUnited Inc.	69,459	2,460
*	Enstar Group Ltd.	10,010	2,448
	Simmons First National Corp. Class A	108,515	2,412
	Piper Sandler Cos.	15,508	2,342
	International Bancshares Corp.	47,682	2,314
	Arbor Realty Trust Inc.	147,382	2,222
*	Axos Financial Inc.	46,137	2,186
	First BanCorp (XNYS)	150,341	2,181
	First Merchants Corp.	51,016	2,088
	First Financial Bancorp	83,049	2,046
	Washington Federal Inc.	57,735	2,025
	Seacoast Banking Corp. of Florida	64,306	1,962
	Banner Corp.	30,498	1,921
	Independent Bank Group Inc.	31,778	1,870

39

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	WesBanco Inc.	50,956	1,842
	Towne Bank	60,152	1,824
	Heartland Financial USA Inc.	36,646	1,812
	Renasant Corp.	48,814	1,756
	Eastern Bankshares Inc.	109,767	1,721
	Navient Corp.	94,889	1,713
	Enterprise Financial Services Corp.	31,419	1,711
	Park National Corp.	12,773	1,632
	Trustmark Corp.	54,629	1,606
*	NMI Holdings Inc. Class A	67,893	1,585
	Provident Financial Services Inc.	65,103	1,520
	NBT Bancorp Inc.	37,163	1,508
	Bank of NT Butterfield & Son Ltd.	41,675	1,507
	Northwest Bancshares Inc.	108,363	1,498
	FirstCash Holdings Inc.	16,837	1,486
	Hilltop Holdings Inc.	44,435	1,474
*	PRA Group Inc.	34,342	1,462
	Apollo Commercial Real Estate Finance Inc.	125,608	1,443
	PennyMac Financial Services Inc.	23,811	1,440
*	Cannae Holdings Inc.	62,672	1,415
*	StoneX Group Inc.	13,974	1,409
	TriCo Bancshares	27,832	1,406
	BGC Partners Inc. Class A	280,672	1,364
	Chimera Investment Corp.	209,400	1,359
	Horace Mann Educators Corp.	36,700	1,356
*	Enova International Inc.	27,474	1,339
	First Commonwealth Financial Corp.	83,231	1,333
	Hope Bancorp Inc.	102,767	1,316
	First Bancorp (XNGS)	31,297	1,298
	S&T Bancorp Inc.	34,668	1,292
	City Holding Co.	13,114	1,288
	Sandy Spring Bancorp Inc.	39,035	1,286
	Two Harbors Investment Corp.	76,925	1,275
	OFG Bancorp	41,401	1,259
	Eagle Bancorp Inc.	28,272	1,239
	OceanFirst Financial Corp.	51,819	1,229
	Moelis & Co. Class A	28,589	1,224
	Nelnet Inc. Class A	13,015	1,222
	Compass Diversified Holdings	55,351	1,205
	FB Financial Corp.	31,795	1,198
	Virtus Investment Partners Inc.	5,596	1,178
	Stellar Bancorp Inc.	39,682	1,161
	Federal Agricultural Mortgage Corp. Class C	8,084	1,147
	Claros Mortgage Trust Inc.	82,004	1,143
	Ladder Capital Corp. Class A	101,094	1,142
	Berkshire Hills Bancorp Inc.	38,456	1,118
	First Busey Corp.	46,135	1,114
	Veritex Holdings Inc.	40,497	1,080
	Employers Holdings Inc.	24,289	1,079
*	Encore Capital Group Inc.	20,723	1,071
	Lakeland Bancorp Inc.	55,630	1,071
	Southside Bancshares Inc.	27,258	1,041
	Franklin BSP Realty Trust Inc. REIT	74,256	1,040
	Safety Insurance Group Inc.	12,701	1,025
	Stewart Information Services Corp.	24,006	1,020
		Shares	Market Value• ($000)
	MFA Financial Inc. REIT	92,088	986
	Brookline Bancorp Inc.	75,926	984
	National Bank Holdings Corp. Class A	24,176	979
	Capitol Federal Financial Inc.	115,035	965
	German American Bancorp Inc.	24,555	965
	Westamerica BanCorp	17,313	954
	ProAssurance Corp.	47,642	948
	Pathward Financial Inc.	18,568	947
	AMERISAFE Inc.	17,058	930
[1]	Cowen Inc. Class A	23,825	929
	Tompkins Financial Corp.	12,340	923
*	MoneyGram International Inc.	83,461	906
	New York Mortgage Trust Inc.	333,194	890
	Dime Community Bancshares Inc.	29,019	889
*,1	Riot Platforms Inc.	140,705	879
	Heritage Financial Corp.	30,689	855
	Preferred Bank	11,858	835
*	Customers Bancorp Inc.	27,082	834
	Banc of California Inc.	47,109	827
	PennyMac Mortgage Investment Trust	63,473	827
*	LendingClub Corp.	87,123	819
	Argo Group International Holdings Ltd.	28,201	819
	Mercury General Corp.	23,843	812
*	Triumph Financial Inc.	13,250	806
	ConnectOne Bancorp Inc.	33,059	802
	James River Group Holdings Ltd.	32,696	788
	Premier Financial Corp.	31,730	788
	Redwood Trust Inc.	101,957	776
	Peoples Bancorp Inc.	24,879	774
	Origin Bancorp Inc.	20,076	761
	QCR Holdings Inc.	14,129	756
*,1	Marathon Digital Holdings Inc.	105,043	746
	Walker & Dunlop Inc.	8,398	733
	KKR Real Estate Finance Trust Inc.	50,506	732
	Univest Financial Corp.	25,782	727
	Ready Capital Corp.	63,922	720
*	Nicolet Bankshares Inc.	9,640	718
	1st Source Corp.	14,278	711
	Amerant Bancorp Inc.	24,564	698
*,1	Lemonade Inc.	42,604	694
*	Bancorp Inc.	19,981	691
	First Foundation Inc.	45,225	682
	Ellington Financial Inc.	50,923	655
*	Ambac Financial Group Inc.	39,342	651
[1]	Enact Holdings Inc.	26,647	646
	Washington Trust Bancorp Inc.	15,259	641
	ARMOUR Residential REIT Inc.	116,521	633
	Hanmi Financial Corp.	26,773	632
	TrustCo Bank Corp. NY	16,807	630
	Heritage Commerce Corp.	51,897	628
	BancFirst Corp.	6,922	625
	Old Second Bancorp Inc.	37,471	621
	Brightspire Capital Inc. Class A	82,810	612
	Artisan Partners Asset Management Inc. Class A	18,414	607

40

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Assetmark Financial Holdings Inc.	19,163	600
*	Oscar Health Inc. Class A	108,281	600
	Community Trust Bancorp Inc.	13,996	598
*	MBIA Inc.	43,003	593
	Broadmark Realty Capital Inc.	114,735	585
	First Bancorp Inc. (XNMS)	18,613	583
	Peapack-Gladstone Financial Corp.	15,067	560
	Northfield Bancorp Inc.	37,869	557
*	CrossFirst Bankshares Inc.	39,366	557
[1]	Bank First Corp.	6,820	556
	National Western Life Group Inc. Class A	2,020	545
	Horizon Bancorp Inc.	35,726	544
	United Fire Group Inc.	18,964	541
*	SiriusPoint Ltd.	75,928	539
	Byline Bancorp Inc.	21,832	538
	Dynex Capital Inc.	40,336	534
	HarborOne Bancorp Inc.	38,767	530
	Camden National Corp.	12,825	528
	Central Pacific Financial Corp.	23,438	526
	Kearny Financial Corp.	52,381	526
	TPG RE Finance Trust Inc.	61,363	521
	CBL & Associates Properties Inc.	20,168	515
	First Mid Bancshares Inc.	16,556	513
	Flushing Financial Corp.	25,434	495
	Midland States Bancorp Inc.	18,739	488
	Great Southern Bancorp Inc.	8,360	486
*	Metropolitan Bank Holding Corp.	8,636	482
	Cambridge Bancorp	6,036	480
	iStar Inc.	61,924	477
	Mercantile Bank Corp.	13,727	475
	Banco Latinoamericano de Comercio Exterior SA Class E	24,211	443
	Farmers National Banc Corp.	30,958	441
	First Community Bankshares Inc.	14,093	440
	First Financial Corp.	9,978	439
	Business First Bancshares Inc.	21,015	438
	Capital City Bank Group Inc.	12,139	433
*	Columbia Financial Inc.	20,139	425
	Merchants Bancorp	14,030	424
	CNB Financial Corp.	17,747	423
	Bank of Marin Bancorp	14,024	407
	Equity Bancshares Inc. Class A	13,435	404
	HomeStreet Inc.	15,963	403
	Invesco Mortgage Capital REIT	31,899	400
	Independent Bank Corp.	18,054	398
	Bar Harbor Bankshares	13,210	395
	Mid Penn Bancorp Inc.	12,811	392
*	EZCorp. Inc. Class A	44,336	391
	Arrow Financial Corp.	12,714	388
	MidWestOne Financial Group Inc.	12,672	381
	SmartFinancial Inc.	13,724	375
*	Carter Bankshares Inc.	21,154	367
	Amalgamated Financial Corp.	15,588	367
	Universal Insurance Holdings Inc.	18,871	365
		Shares	Market Value• ($000)
	Victory Capital Holdings Inc. Class A	10,479	356
	Tiptree Inc.	22,030	355
[1]	Orchid Island Capital Inc.	30,930	351
	Republic Bancorp Inc. Class A	7,803	347
	Hingham Institution for Savings	1,208	344
	Financial Institutions Inc.	13,648	341
	First of Long Island Corp.	19,615	334
	Southern Missouri Bancorp Inc.	7,038	326
	Peoples Financial Services Corp.	6,310	313
	Capstar Financial Holdings Inc.	18,099	313
	American National Bankshares Inc.	9,237	311
	Oppenheimer Holdings Inc. Class A	7,022	310
	Citizens & Northern Corp.	13,678	308
	HomeTrust Bancshares Inc.	10,241	300
	Enterprise Bancorp Inc.	8,452	299
	Civista Bancshares Inc.	13,903	297
*	Blue Foundry Bancorp	23,042	282
	ACNB Corp.	7,526	279
*	Southern First Bancshares Inc.	6,931	279
	Shore Bancshares Inc.	16,182	276
[1]	John Marshall Bancorp Inc.	10,334	275
	Granite Point Mortgage Trust Inc.	45,438	272
	Alerus Financial Corp.	13,619	272
	Waterstone Financial Inc.	16,614	267
*,1	Hippo Holdings Inc.	15,455	266
	RBB Bancorp	13,398	265
	Summit Financial Group Inc.	10,196	260
	Home Bancorp Inc.	6,540	259
	Macatawa Bank Corp.	23,456	256
	Metrocity Bankshares Inc.	12,636	255
	First Bancorp Inc. (XNGS)	8,673	254
	First Business Financial Services Inc.	7,164	254
	MVB Financial Corp.	9,318	254
	Northeast Bank	5,772	254
	Sierra Bancorp	12,296	248
	West BanCorp. Inc.	11,704	246
	Primis Financial Corp.	19,876	233
	AFC Gamma Inc.	14,890	231
	Stock Yards Bancorp Inc.	3,923	230
	Guaranty Bancshares Inc.	7,351	229
	South Plains Financial Inc.	8,678	228
	Live Oak Bancshares Inc.	6,533	226
	BCB Bancorp Inc.	12,883	223
	Regional Management Corp.	6,959	219
*	Greenlight Capital Re Ltd. Class A	23,500	216
	Donegal Group Inc. Class A	13,877	213
	HBT Financial Inc.	9,275	211
	First Internet Bancorp	7,790	210
	BayCom Corp.	10,199	209
	Orrstown Financial Services Inc.	9,065	208
	Farmers & Merchants Bancorp Inc.	7,928	205
*	Bridgewater Bancshares Inc.	13,868	204
*	Third Coast Bancshares Inc.	10,831	200
	Five Star Bancorp	7,139	195

41

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Red River Bancshares Inc.	3,806	193
	PCB Bancorp	10,510	192
	First Bank	13,946	190
	Parke Bancorp Inc.	9,136	186
	Colony Bankcorp Inc.	14,833	186
*	First Western Financial Inc.	7,139	185
	Blue Ridge Bankshares Inc.	14,961	183
*	FVCBankcorp Inc.	12,758	173
	Unity Bancorp Inc.	6,391	169
	Capital Bancorp Inc.	8,101	165
	Investors Title Co.	974	159
	Bankwell Financial Group Inc.	5,175	156
	Luther Burbank Corp.	13,189	153
*	Oportun Financial Corp.	25,046	151
	Nexpoint Real Estate Finance Inc.	7,052	127
	Lakeland Financial Corp.	1,754	126
*	USCB Financial Holdings Inc.	9,754	124
*	Pioneer Bancorp Inc.	10,859	123
*	Trean Insurance Group Inc.	19,599	119
*	eHealth Inc.	15,810	116
	Provident Bancorp Inc.	12,511	115
*	NI Holdings Inc.	7,891	109
	Sculptor Capital Management Inc. Class A	11,644	104
*	Republic First Bancorp Inc.	51,141	102
*	Sterling Bancorp Inc.	16,287	101
*,1	World Acceptance Corp.	1,066	99
[1]	First Guaranty Bancshares Inc.	4,743	97
*	Goosehead Insurance Inc. Class A	2,001	93
*	Consumer Portfolio Services Inc.	8,251	91
*,1	Bakkt Holdings Inc.	54,710	80
*,1	Silvergate Capital Corp. Class A	5,661	79
[1]	Angel Oak Mortgage Inc.	10,372	78
	Crawford & Co. Class A	13,511	75
	Chicago Atlantic Real Estate Finance Inc.	4,772	70
*	Velocity Financial LLC	6,820	66
*	Doma Holdings Inc.	106,218	61
*	SWK Holdings Corp.	3,086	58
	Associated Capital Group Inc. Class A	1,497	54
	Brightsphere Investment Group Inc.	2,141	54
*	Rigetti Computing Inc.	71,751	54
[1]	Brookfield Business Corp. Class A	2,605	51
*	Finance of America Cos. Inc. Class A	33,170	48
	GCM Grosvenor Inc. Class A	4,934	41
	Esquire Financial Holdings Inc.	879	40
*,1	Root Inc. Class A	6,624	33
*	Sunlight Financial Holdings Inc.	20,794	27
	Perella Weinberg Partners Class A	2,461	25
*	OppFi Inc.	11,583	24
*	MarketWise Inc.	11,482	23
	Curo Group Holdings Corp.	4,292	13
	Home Point Capital Inc.	6,762	11
	Silvercrest Asset Management Group Inc. Class A	563	10
		Shares	Market Value• ($000)
	Skyward Specialty Insurance Group Inc.	382	7
	Value Line Inc.	50	2
			297,159
Health Care (9.6%)
*	Prestige Consumer Healthcare Inc.	44,334	2,671
*	Integer Holdings Corp.	29,426	2,206
*	Sage Therapeutics Inc.	46,615	1,941
*	NeoGenomics Inc.	112,057	1,888
*	Pacific Biosciences of California Inc.	202,194	1,836
*	Supernus Pharmaceuticals Inc.	44,322	1,666
*	Xencor Inc.	51,064	1,641
*	Veracyte Inc.	64,209	1,580
*	REVOLUTION Medicines Inc.	57,791	1,547
*	Vir Biotechnology Inc.	64,450	1,469
*	Celldex Therapeutics Inc.	32,267	1,381
*	Myriad Genetics Inc.	70,866	1,341
*	Akero Therapeutics Inc.	28,937	1,317
*	Amylyx Pharmaceuticals Inc.	36,016	1,254
*	Agios Pharmaceuticals Inc.	48,845	1,236
*	Avanos Medical Inc.	41,406	1,162
*	Pediatrix Medical Group Inc.	72,570	1,142
*	Avidity Biosciences Inc.	47,617	1,129
*	Relay Therapeutics Inc.	69,737	1,126
*	MannKind Corp.	203,204	1,073
*	Kymera Therapeutics Inc.	33,941	1,065
*	Intellia Therapeutics Inc.	25,991	1,044
*	Krystal Biotech Inc.	12,589	1,031
*	AdaptHealth Corp. Class A	64,096	1,025
*	Chinook Therapeutics Inc.	45,262	988
*	Iovance Biotherapeutics Inc.	133,528	973
*	DICE Therapeutics Inc.	31,466	939
*	Syndax Pharmaceuticals Inc.	36,239	919
*	Rocket Pharmaceuticals Inc.	47,579	914
*	Addus HomeCare Corp.	8,367	909
*	Recursion Pharmaceuticals Inc. Class A	109,820	895
*	Owens & Minor Inc.	58,105	891
*	AbCellera Biologics Inc.	105,649	887
*	Phreesia Inc.	23,189	853
*	Ligand Pharmaceuticals Inc.	11,793	851
*	Arcus Biosciences Inc.	45,873	835
*	SpringWorks Therapeutics Inc.	25,700	820
*	Adaptive Biotechnologies Corp.	93,933	803
*	REGENXBIO Inc.	35,884	798
*	Crinetics Pharmaceuticals Inc.	40,116	788
*	Replimune Group Inc.	35,849	785
*	Enanta Pharmaceuticals Inc.	15,891	771
*	ModivCare Inc.	7,760	762
*	Cogent Biosciences Inc.	57,323	758
*	Arcellx Inc.	26,358	738
*	Ideaya Biosciences Inc.	39,147	691
*	Protagonist Therapeutics Inc.	42,451	689
*	Immunovant Inc.	39,416	689
*	Kura Oncology Inc.	57,335	683
*	Health Catalyst Inc.	48,770	681
*	Verve Therapeutics Inc.	35,657	678
*	Community Health Systems Inc.	111,291	674
*	PTC Therapeutics Inc.	15,406	673
*	Accolade Inc.	58,663	652

42

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	BioLife Solutions Inc.	27,903	649
	National HealthCare Corp.	11,297	630
*	Orthofix Medical Inc.	30,430	627
*	Sharecare Inc.	265,244	621
*	Fulgent Genetics Inc.	18,595	610
*	Varex Imaging Corp.	34,390	608
*	Editas Medicine Inc. Class A	63,244	572
*	American Well Corp. Class A	203,671	568
*	AtriCure Inc.	14,409	555
*	Emergent BioSolutions Inc.	44,437	550
*	Castle Biosciences Inc.	21,786	549
*	LivaNova plc	11,440	541
*,1	Nuvalent Inc. Class A	17,868	541
*	Brookdale Senior Living Inc.	167,316	540
*	Bioxcel Therapeutics Inc.	16,894	539
*	HealthStream Inc.	20,133	516
*	4D Molecular Therapeutics Inc.	26,645	513
*	Mersana Therapeutics Inc.	82,062	497
*	Merit Medical Systems Inc.	6,936	490
*	MiMedx Group Inc.	100,276	482
*	ANI Pharmaceuticals Inc.	11,281	472
*	NextGen Healthcare Inc.	25,912	469
*,1	Invitae Corp.	215,832	464
*,1	Allogene Therapeutics Inc.	72,542	461
*	2seventy bio Inc.	33,995	459
	Healthcare Services Group Inc.	34,411	457
*	Day One Biopharmaceuticals Inc.	24,738	456
*	BioCryst Pharmaceuticals Inc.	50,876	450
*	AnaptysBio Inc.	17,942	447
	Patterson Cos. Inc.	16,475	437
*	Deciphera Pharmaceuticals Inc.	29,297	425
*	AngioDynamics Inc.	33,769	418
*	Anika Therapeutics Inc.	13,042	413
*	Bridgebio Pharma Inc.	35,777	409
*	OPKO Health Inc.	357,968	408
*	EQRx Inc.	180,133	407
*	OraSure Technologies Inc.	64,253	405
*	Cara Therapeutics Inc.	39,793	404
*	CTI BioPharma Corp.	71,343	390
*	Nurix Therapeutics Inc.	41,276	389
*	ImmunoGen Inc.	99,499	386
	Select Medical Holdings Corp.	14,120	384
*	Bluebird Bio Inc.	73,497	382
*	iTeos Therapeutics Inc.	21,067	373
*	Computer Programs and Systems Inc.	12,369	371
*	Dyne Therapeutics Inc.	28,019	361
*	Sangamo Therapeutics Inc.	117,527	358
*,1	Bionano Genomics Inc.	265,637	356
*	MaxCyte Inc.	77,327	351
*	23andMe Holding Co. Class A	136,462	343
*	Multiplan Corp.	338,800	342
*	Cardiovascular Systems Inc.	17,052	336
*	ADMA Biologics Inc.	92,254	328
*	MacroGenics Inc.	53,659	327
*,1	Lyell Immunopharma Inc.	151,919	327
*	Edgewise Therapeutics Inc.	33,829	324
*	Biohaven Ltd.	21,125	323
*	Vanda Pharmaceuticals Inc.	48,743	314
*	Cytokinetics Inc.	7,127	309
		Shares	Market Value• ($000)
*	Cullinan Oncology Inc.	27,376	309
*	Inogen Inc.	19,551	306
*,1	LifeStance Health Group Inc.	59,802	306
*	Atara Biotherapeutics Inc.	75,126	304
*	Kezar Life Sciences Inc.	47,863	301
*,1	Sana Biotechnology Inc.	82,129	301
*	Viridian Therapeutics Inc.	9,099	298
*	Caribou Biosciences Inc.	48,739	297
*	Twist Bioscience Corp.	14,885	290
*	SomaLogic Inc.	113,753	289
*	Neogen Corp.	16,099	285
*	Quanterix Corp.	25,754	283
*,1	Butterfly Network Inc.	115,139	283
*	Inovio Pharmaceuticals Inc.	221,869	280
*	Geron Corp. (XNGS)	98,697	274
*	Sutro Biopharma Inc.	48,182	272
*,1	Nano-X Imaging Ltd.	36,224	264
*,1	Janux Therapeutics Inc.	15,210	253
*	Tarsus Pharmaceuticals Inc.	16,165	250
*,1	OmniAb Inc. (XNMS)	60,021	250
*	Fulcrum Therapeutics Inc.	38,900	235
*	Atea Pharmaceuticals Inc.	66,312	235
*	PMV Pharmaceuticals Inc.	32,011	231
*	Nektar Therapeutics Class A	165,005	228
*,1	CareMax Inc.	51,830	223
	Embecta Corp.	6,883	220
*	Rapt Therapeutics Inc.	7,388	218
*	Inari Medical Inc.	3,742	211
*	Adicet Bio Inc.	26,790	211
*,1	Tango Therapeutics Inc.	40,318	211
*,1	HilleVax Inc.	12,521	211
*	Zimvie Inc.	18,412	210
*	Design Therapeutics Inc.	29,334	207
*	Cue Health Inc.	95,368	205
*	Erasca Inc.	56,225	202
*,1	Aerovate Therapeutics Inc.	8,153	200
*	Nuvation Bio Inc.	101,848	198
*	MeiraGTx Holdings plc	25,433	196
*	FibroGen Inc.	8,716	194
*	Sight Sciences Inc.	17,659	194
*	C4 Therapeutics Inc.	36,616	193
*	Hims & Hers Health Inc.	16,750	189
*	Kodiak Sciences Inc.	28,567	186
*	Allovir Inc.	27,472	185
*	Seer Inc. Class A	44,899	184
*	Stoke Therapeutics Inc.	19,230	171
*	Surgery Partners Inc.	5,072	170
*	Generation Bio Co.	41,569	165
*	PepGen Inc.	10,813	165
*,1	Monte Rosa Therapeutics Inc.	26,733	163
*	Tactile Systems Technology Inc.	11,240	162
*	Icosavax Inc.	19,307	158
*	Tyra Biosciences Inc.	11,831	156
*	KalVista Pharmaceuticals Inc.	20,958	154
*	Morphic Holding Inc.	3,493	149
*,1	Bright Health Group Inc.	165,334	144
*,1	Theseus Pharmaceuticals Inc.	15,376	143
*,1	Quantum-Si Inc.	78,190	142
*	Arbutus Biopharma Corp.	49,432	137
*,1	908 Devices Inc.	14,761	133
*	Kinnate Biopharma Inc.	25,032	132
*	Reata Pharmaceuticals Inc. Class A	4,067	127
*	ALX Oncology Holdings Inc.	18,339	121

43

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Nkarta Inc.	28,166	118
*	Travere Thrapeutics Inc.	5,333	118
*	Inotiv Inc.	15,167	114
*	Liquidia Corp.	14,964	113
*	Alphatec Holdings Inc.	7,502	111
*	Innovage Holding Corp.	14,596	111
*	Singular Genomics Systems Inc.	48,053	103
*	Lexicon Pharmaceuticals Inc.	45,082	101
*	Praxis Precision Medicines Inc.	32,302	99
*	Alpine Immune Sciences Inc.	12,318	98
*	Absci Corp.	45,097	96
*,1	An2 Therapeutics Inc.	8,058	91
*	Athira Pharma Inc.	29,076	90
*,1	Prime Medicine Inc.	5,442	89
*	Nautilus Biotechnology Inc.	40,745	86
*	Berkeley Lights Inc.	48,539	85
*	VBI Vaccines Inc.	164,971	79
*	Century Therapeutics Inc.	17,252	78
*	Invivyd Inc.	43,985	77
*	Tenaya Therapeutics Inc.	23,922	73
*	Kronos Bio Inc.	40,108	70
*	GeneDx Holdings Corp. Class A	135,319	68
*	NGM Biopharmaceuticals Inc.	13,974	66
*	Vaxart Inc.	84,225	66
*	Provention Bio Inc.	7,717	64
*	Artivion Inc.	4,786	63
*,1	Theravance Biopharma Inc.	5,801	63
*	ViewRay Inc.	14,365	62
*	Bioventus Inc. Class A	27,164	58
*	Keros Therapeutics Inc.	1,050	56
*	NanoString Technologies Inc.	5,027	49
*	Aveanna Healthcare Holdings Inc.	38,158	47
*	Instil Bio Inc.	59,597	46
*	PetIQ Inc. Class A	4,876	45
*	Pardes Biosciences Inc.	29,608	42
*	Jounce Therapeutics Inc.	36,908	41
*	IGM Biosciences Inc.	1,962	41
*	EyePoint Pharmaceuticals Inc.	12,046	40
*	Zentalis Pharmaceuticals Inc.	2,073	39
*,1	ImmunityBio Inc.	16,041	39
*	Chimerix Inc.	24,160	38
*	Talaris Therapeutics Inc.	19,143	37
*	Arcturus Therapeutics Holdings Inc.	2,064	34
*,1	Pear Therapeutics Inc.	33,967	34
*,1	Point Biopharma Global Inc.	4,154	31
*	Alpha Teknova Inc.	5,203	28
*	Third Harmonic Bio Inc.	6,522	28
*	Rallybio Corp.	3,234	25
*	Relmada Therapeutics Inc.	6,331	23
*	ATI Physical Therapy Inc.	64,060	22
	Utah Medical Products Inc.	232	21
*	RxSight Inc.	1,486	20
*	Precigen Inc.	15,116	19
*	Enochian Biosciences Inc.	16,915	17
*	Kiniksa Pharmaceuticals Ltd. Class A	1,132	15
	Phibro Animal Health Corp. Class A	859	14
*	P3 Health Partners Inc.	8,231	10
		Shares	Market Value• ($000)
*	Vera Therapeutics Inc. Class A	1,115	8
*	Eiger BioPharmaceuticals Inc.	3,608	7
*	Mineralys Therapeutics Inc.	407	7
*	Affimed NV	5,313	5
*	VistaGen Therapeutics Inc.	27,880	5
*,1	Gelesis Holdings Inc.	12,572	3
*	Science 37 Holdings Inc.	4,675	2
*,2	PDL BioPharma Inc.	270	—
*,1	Tenon Medical Inc.	175	—
*,2	OmniAb Inc. 12.5 Earnout	4,268	—
*,2	OmniAb Inc. 15 Earnout	4,268	—
			102,203
Industrials (14.8%)
*	API Group Corp.	184,457	4,333
	Triton International Ltd.	51,835	3,573
	Altra Industrial Motion Corp.	57,812	3,557
	Maxar Technologies Inc.	65,505	3,373
	GATX Corp.	29,543	3,223
*	Summit Materials Inc. Class A	105,988	3,131
	Encore Wire Corp.	15,775	3,045
	EnerSys	32,218	2,922
*	Alight Inc. Class A	303,181	2,911
	ABM Industries Inc.	59,005	2,856
*	SPX Technologies Inc.	39,020	2,749
*	Hub Group Inc. Class A	28,778	2,640
	UniFirst Corp.	13,338	2,616
	Scorpio Tankers Inc.	41,907	2,529
*	Atlas Air Worldwide Holdings Inc.	24,987	2,519
*	Resideo Technologies Inc.	129,338	2,372
	Werner Enterprises Inc.	49,529	2,301
	Albany International Corp. Class A	22,310	2,251
	International Seaways Inc.	43,415	2,233
	Matson Inc.	33,318	2,216
*,1	Frontline plc	111,324	2,102
	Moog Inc. Class A	21,271	2,098
*	Itron Inc.	37,093	2,069
	Kennametal Inc.	72,831	2,063
	EnPro Industries Inc.	18,553	1,994
	ESCO Technologies Inc.	20,863	1,944
	Bread Financial Holdings Inc.	44,769	1,839
	Barnes Group Inc.	43,601	1,837
	Terex Corp.	30,236	1,790
	Trinity Industries Inc.	62,361	1,740
	Granite Construction Inc.	39,393	1,702
*	AAR Corp.	30,074	1,636
	Belden Inc.	17,679	1,492
*	Gibraltar Industries Inc.	27,775	1,483
	Hillenbrand Inc.	30,951	1,459
	Otter Tail Corp.	20,329	1,441
	DHT Holdings Inc.	122,389	1,416
	ArcBest Corp.	14,640	1,408
*	Kratos Defense & Security Solutions Inc.	110,859	1,402
	Greif Inc. Class A	18,798	1,336
	Patrick Industries Inc.	17,241	1,256
	Standex International Corp.	10,642	1,231
	Primoris Services Corp.	44,552	1,225
*	OSI Systems Inc.	12,759	1,181
[1]	Golden Ocean Group Ltd.	109,095	1,132
	TriMas Corp.	37,395	1,121
*,1	Mirion Technologies Inc.	122,123	1,109

44

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Textainer Group Holdings Ltd.	33,451	1,101
*	Modine Manufacturing Co.	44,116	1,077
*	Hillman Solutions Corp.	119,535	1,063
	SFL Corp. Ltd.	102,666	1,059
*	StoneCo. Ltd. Class A	118,436	1,008
*	Aerojet Rocketdyne Holdings Inc.	17,489	985
*	CoreCivic Inc.	101,267	983
	Columbus McKinnon Corp.	24,811	921
*	Teekay Tankers Ltd. Class A	20,283	916
	Astec Industries Inc.	20,247	912
	Greenbrier Cos. Inc.	28,206	906
*	Donnelley Financial Solutions Inc.	21,152	895
*	Beacon Roofing Supply Inc.	13,721	892
	AZZ Inc.	21,923	891
[1]	Flex LNG Ltd.	25,392	881
*	Titan Machinery Inc.	18,116	830
	Nordic American Tankers Ltd.	182,706	809
	Eagle Bulk Shipping Inc.	12,046	786
*	Thermon Group Holdings Inc.	29,461	779
	Quanex Building Products Corp.	29,342	761
	Griffon Corp.	20,181	736
*	Cross Country Healthcare Inc.	27,567	729
	Trinseo plc	31,061	720
*	Triumph Group Inc.	56,719	716
	Deluxe Corp.	38,488	710
*	Green Dot Corp. Class A	37,277	706
*	American Woodmark Corp.	13,819	704
*	Vivint Smart Home Inc.	62,634	704
*	First Advantage Corp.	48,025	697
	Heartland Express Inc.	41,704	673
*	Air Transport Services Group Inc.	31,773	665
	Ardmore Shipping Corp.	36,350	660
*	Repay Holdings Corp. Class A	77,667	659
*	BlueLinx Holdings Inc.	7,801	658
	Kaman Corp.	25,087	652
*,1	Virgin Galactic Holdings Inc.	113,510	652
	Tennant Co.	9,133	647
*	Proto Labs Inc.	20,103	632
	Genco Shipping & Trading Ltd.	32,469	619
*	JELD-WEN Holding Inc.	46,745	615
	Dorian LPG Ltd.	27,234	598
	Heidrick & Struggles International Inc.	17,381	597
*	Conduent Inc.	149,726	596
*	Manitowoc Co. Inc.	31,229	591
*	O-I Glass Inc.	26,142	581
	VSE Corp.	9,422	541
*	TrueBlue Inc.	28,614	535
*	Ducommun Inc.	9,841	529
	Resources Connection Inc.	28,604	517
	Brady Corp. Class A	9,138	504
	Kelly Services Inc. Class A	30,038	503
*	Paysafe Ltd.	25,095	500
*	V2X Inc.	10,716	497
	Chase Corp.	5,065	496
*	Huron Consulting Group Inc.	6,998	491
	Costamare Inc.	46,779	491
	Ennis Inc.	22,513	490
	ICF International Inc.	4,927	490
		Shares	Market Value• ($000)
*	Vishay Precision Group Inc.	11,078	483
	Cass Information Systems Inc.	9,938	480
	Gorman-Rupp Co.	16,661	464
	Argan Inc.	11,703	455
*	Proterra Inc.	108,059	454
	HB Fuller Co.	6,479	452
*	FARO Technologies Inc.	15,511	422
	Pactiv Evergreen Inc.	38,495	416
*	Fluor Corp.	11,060	406
*	DXP Enterprises Inc.	13,656	395
	Hyster-Yale Materials Handling Inc.	10,013	390
*	Archer Aviation Inc. Class A	129,045	381
*	Teekay Corp.	60,703	379
*	Aersale Corp.	18,418	366
	Powell Industries Inc.	8,212	364
*,1	Desktop Metal Inc. Class A	238,845	363
*	Hyliion Holdings Corp.	127,569	361
	Greif Inc. Class B	4,250	350
*	Astronics Corp.	22,666	345
	REV Group Inc.	29,409	344
*	CIRCOR International Inc.	11,650	341
	National Presto Industries Inc.	4,484	308
*	Tutor Perini Corp.	36,874	299
	Marten Transport Ltd.	13,358	295
	Covenant Logistics Group Inc. Class A	8,410	291
	Park Aerospace Corp.	17,666	290
*,1	Custom Truck One Source Inc.	37,008	268
*	BrightView Holdings Inc.	40,804	258
*	Great Lakes Dredge & Dock Corp.	44,650	256
	Miller Industries Inc.	9,111	253
	Alamo Group Inc.	1,361	248
	Luxfer Holdings plc	14,882	247
	Maximus Inc.	2,973	244
*	Ranpak Holdings Corp. Class A	38,552	243
	Safe Bulkers Inc.	64,139	240
*	Blade Air Mobility Inc.	51,305	239
*	TuSimple Holdings Inc. Class A	121,731	234
	Eneti Inc.	20,183	214
*	Evolv Technologies Holdings Inc.	74,764	206
*,1	Danimer Scientific Inc.	79,489	205
	Preformed Line Products Co.	2,204	196
*	Concrete Pumping Holdings Inc.	23,682	185
*	Sterling Infrastructure Inc.	4,289	165
*	Willdan Group Inc.	9,068	164
*	CryoPort Inc.	7,454	161
*	Advantage Solutions Inc.	71,139	156
	Wabash National Corp.	5,442	149
*	Quad/Graphics Inc.	29,794	146
*	Radiant Logistics Inc.	24,433	139
*	AvidXchange Holdings Inc.	13,589	135
*,1	PureCycle Technologies Inc.	18,942	121
*	Cantaloupe Inc.	20,140	116
*	Markforged Holding Corp.	87,191	116
	Caesarstone Ltd.	19,846	115
*	Spire Global Inc.	107,208	110
*	Skillsoft Corp.	69,549	108
*	IES Holdings Inc.	2,440	103

45

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*,1	Terran Orbital Corp.	37,690	100
	PFSweb Inc.	14,774	95
*,1	Joby Aviation Inc.	19,560	92
*	Moneylion Inc.	134,343	90
	Information Services Group Inc.	16,638	88
*,1	Astra Space Inc.	136,539	78
*,1	Microvast Holdings Inc.	60,006	77
*	Latch Inc.	93,384	74
*	Hydrofarm Holdings Group Inc.	37,380	72
	United States Lime & Minerals Inc.	403	65
*,1	View Inc.	102,092	65
*	Atlas Technical Consultants Inc.	5,125	63
	Barrett Business Services Inc.	593	57
*,1	Redwire Corp.	13,964	54
	Allied Motion Technologies Inc.	1,177	51
*,1	Nikola Corp.	23,199	51
	Universal Logistics Holdings Inc.	1,671	50
*	Atlanticus Holdings Corp.	1,320	42
*,1	Momentus Inc.	30,052	25
*	DHI Group Inc.	5,737	24
*	Distribution Solutions Group Inc.	525	23
*	Sterling Check Corp.	1,392	18
*	Workhorse Group Inc.	8,457	17
*	CompoSecure Inc.	1,627	11
*	Fathom Digital Manufacturing Corp.	8,690	10
*	Cepton Inc.	7,581	8
			158,446
Other (0.0%)[3]
	Scilex Holding Co.	50,101	390
*,2	Aduro Biotech Inc. CVR	724	—
			390
Real Estate (10.9%)
	Agree Realty Corp.	77,828	5,509
	STAG Industrial Inc.	160,684	5,405
	Ryman Hospitality Properties Inc.	47,902	4,444
	Terreno Realty Corp.	70,524	4,387
	Kite Realty Group Trust	194,285	4,220
	Independence Realty Trust Inc.	200,764	3,632
	Apple Hospitality REIT Inc.	191,602	3,163
	Physicians Realty Trust	202,953	3,010
	PotlatchDeltic Corp.	64,191	2,963
	Essential Properties Realty Trust Inc.	113,554	2,925
	Broadstone Net Lease Inc.	154,099	2,735
	LXP Industrial Trust	242,551	2,530
	Sabra Health Care REIT Inc.	205,585	2,449
	SITE Centers Corp.	173,624	2,321
	Macerich Co.	191,601	2,290
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	72,405	2,274
	Corporate Office Properties Trust	88,708	2,256
	National Health Investors Inc.	37,206	2,046
	Sunstone Hotel Investors Inc.	189,144	1,999
		Shares	Market Value• ($000)
	Equity Commonwealth	93,584	1,987
	Four Corners Property Trust Inc.	67,782	1,840
	Kennedy-Wilson Holdings Inc.	104,723	1,750
	Pebblebrook Hotel Trust	116,468	1,662
	DiamondRock Hospitality Co.	187,347	1,634
	RLJ Lodging Trust	143,251	1,624
	Service Properties Trust	146,837	1,612
	Urban Edge Properties	102,099	1,572
	CareTrust REIT Inc.	79,142	1,557
	Retail Opportunity Investments Corp.	107,038	1,523
	InvenTrust Properties Corp.	60,232	1,457
	Elme Communities	78,022	1,452
	Xenia Hotels & Resorts Inc.	101,813	1,429
	Global Net Lease Inc.	92,805	1,310
	Getty Realty Corp.	37,631	1,292
	LTC Properties Inc.	35,556	1,274
*	Veris Residential Inc.	76,561	1,236
	Easterly Government Properties Inc. Class A	81,317	1,228
	Acadia Realty Trust	84,098	1,225
	Alexander & Baldwin Inc.	64,643	1,207
	Uniti Group Inc.	213,629	1,173
	American Assets Trust Inc.	44,093	1,113
	Piedmont Office Realty Trust Inc. Class A	109,287	1,000
	Apartment Investment and Management Co. Class A	132,865	997
	NETSTREIT Corp.	49,229	994
*	Radius Global Infrastructure Inc. Class A (XNMS)	68,845	938
*	GEO Group Inc.	105,967	928
	Newmark Group Inc. Class A	112,060	899
	Brandywine Realty Trust	150,419	886
	Paramount Group Inc.	167,711	884
	Empire State Realty Trust Inc. Class A	119,159	869
	Centerspace	13,300	833
	Necessity Retail REIT Inc.	119,691	821
	RPT Realty	74,697	801
	Armada Hoffler Properties Inc.	60,079	770
	Plymouth Industrial REIT Inc.	33,485	724
	Office Properties Income Trust	43,282	712
	Summit Hotel Properties Inc.	92,845	687
	Global Medical REIT Inc.	54,324	547
*	Anywhere Real Estate Inc.	94,354	546
	Chatham Lodging Trust	43,120	527
	Ares Commercial Real Estate Corp.	46,061	521
	Farmland Partners Inc.	44,368	476
	Urstadt Biddle Properties Inc. Class A	26,464	458
	Orion Office REIT Inc.	51,495	441
	Whitestone REIT	41,714	394
*	Tejon Ranch Co.	18,478	355
	Community Healthcare Trust Inc.	8,691	337
*	FRP Holdings Inc.	6,047	331
	One Liberty Properties Inc.	14,616	331
	Indus Realty Trust Inc.	4,756	316
	RE/MAX Holdings Inc. Class A	15,915	294
	City Office REIT Inc.	34,573	293

46

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Braemar Hotels & Resorts Inc.	62,140	290
	CTO Realty Growth Inc.	16,119	283
	Safehold Inc.	8,979	268
	Douglas Elliman Inc.	61,153	258
	BRT Apartments Corp.	10,919	231
	Gladstone Land Corp.	12,858	226
	Industrial Logistics Properties Trust	54,629	224
	Hersha Hospitality Trust Class A	26,050	218
	Franklin Street Properties Corp.	86,522	209
	Diversified Healthcare Trust	209,004	205
	DigitalBridge Group Inc.	16,638	204
*	Forestar Group Inc.	12,215	174
*	Ashford Hospitality Trust Inc.	29,492	146
	RMR Group Inc. Class A	4,988	140
	UMH Properties Inc.	7,635	130
	Stratus Properties Inc.	5,080	108
	Postal Realty Trust Inc. Class A	6,738	99
	NexPoint Residential Trust Inc.	1,165	56
*	Transcontinental Realty Investors Inc.	1,141	50
*	Bluerock Homes Trust Inc.	2,090	45
	Saul Centers Inc.	1,053	41
	Gladstone Commercial Corp.	2,698	37
*,1	American Realty Investors Inc.	1,444	34
	Clipper Realty Inc.	1,265	8
			116,309
Technology (4.8%)
*	Sanmina Corp.	50,798	3,071
*	Ziff Davis Inc.	33,020	2,608
	Vishay Intertechnology Inc.	115,638	2,455
*	Bumble Inc. Class A	77,106	1,864
	Amkor Technology Inc.	72,072	1,857
*	NetScout Systems Inc.	61,559	1,751
	Xerox Holdings Corp.	102,236	1,686
*	Veradigm Inc.	95,962	1,594
	Methode Electronics Inc.	32,436	1,581
*	Cohu Inc.	41,757	1,553
*	Fastly Inc. Class A	101,110	1,404
*	LiveRamp Holdings Inc.	59,301	1,401
*	Parsons Corp.	29,901	1,346
*	Magnite Inc.	117,820	1,311
*	TTM Technologies Inc.	90,715	1,206
*	E2open Parent Holdings Inc.	179,220	1,111
*	3D Systems Corp.	112,380	1,100
*	Diodes Inc.	10,887	998
*,1	C3.ai Inc. Class A	42,615	962
*	Cerence Inc.	34,820	953
	Adeia Inc.	92,389	911
*,1	MicroStrategy Inc. Class A	3,404	893
*	Ultra Clean Holdings Inc.	26,283	837
*	Ichor Holdings Ltd.	24,808	817
	Benchmark Electronics Inc.	31,221	743
*	ScanSource Inc.	22,337	696
*	Rambus Inc.	15,217	673
*	Olo Inc. Class A	80,406	638
*	Insight Enterprises Inc.	4,386	587
*	Kimball Electronics Inc.	21,444	536
*	PAR Technology Corp.	14,849	507
*	Squarespace Inc. Class A	20,374	477
*	Sumo Logic Inc.	39,887	473
		Shares	Market Value• ($000)
*	nLight Inc.	39,646	448
*,1	IonQ Inc.	93,064	441
	PC Connection Inc.	10,051	440
*	ACM Research Inc. Class A	37,245	387
*	SolarWinds Corp.	44,425	379
*	Consensus Cloud Solutions Inc.	8,633	354
*	ON24 Inc.	36,245	349
*	Plexus Corp.	3,537	339
*	Avid Technology Inc.	11,627	338
*	Ouster Inc.	280,484	337
*	PROS Holdings Inc.	12,627	329
	Ebix Inc.	18,808	327
*	OneSpan Inc.	22,952	310
*	ePlus Inc.	5,448	295
*,1	Cvent Holding Corp.	40,439	294
*,1	Blend Labs Inc. Class A	171,949	272
*	Bandwidth Inc. Class A	16,658	265
*	Photronics Inc.	14,623	258
*	Impinj Inc.	1,815	241
*,1	ForgeRock Inc. Class A	9,397	192
*	Veeco Instruments Inc.	8,937	190
*	Matterport Inc.	60,781	185
*	Verint Systems Inc.	4,911	184
*	TrueCar Inc.	78,095	182
*,1	Porch Group Inc.	72,574	181
*	EverCommerce Inc.	18,037	180
	A10 Networks Inc.	11,630	177
	Sapiens International Corp. NV	8,414	174
*	Skillz Inc. Class A	269,905	169
*	AXT Inc.	35,818	157
*	Upland Software Inc.	26,630	154
*	Aeva Technologies Inc.	77,423	139
*	Groupon Inc. Class A	17,393	131
*,1	Vivid Seats Inc. Class A	16,998	130
*	Blackbaud Inc.	2,106	117
*	Rackspace Technology Inc.	49,407	116
*	Alpha & Omega Semiconductor Ltd.	4,317	115
	American Software Inc. Class A	8,074	109
*,1	Cleanspark Inc.	39,158	108
*	1stdibs.com Inc.	20,826	106
*,1	Applied Digital Corp.	36,519	97
*	N-Able Inc.	7,447	88
*	Eventbrite Inc. Class A	9,667	85
*	eGain Corp.	10,143	79
*	Planet Labs PBC	16,904	78
*	PubMatic Inc. Class A	4,912	75
*	Unisys Corp.	14,688	73
*	SecureWorks Corp. Class A	9,059	69
*,1	KORE Group Holdings Inc.	39,695	68
*	Brightcove Inc.	11,344	61
*	Diebold Nixdorf Inc.	15,425	50
*,1	Beachbody Co. Inc.	74,616	48
*,1	Cipher Mining Inc.	31,426	48
	Hackett Group Inc.	2,332	44
*,1	LiveVox Holdings Inc.	19,149	44
*,1	Vinco Ventures Inc.	83,945	41
*	Mitek Systems Inc.	2,469	23
*	Loyalty Ventures Inc.	11,690	21
*	Arena Group Holdings Inc.	2,429	19
*	Innovid Corp.	7,666	13
*	Edgio Inc.	9,401	12
*	Digimarc Corp.	470	10
*	Terawulf Inc.	14,309	9

47

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*,1	Greenidge Generation Holdings Inc.	10,966	6
*	WM Technology Inc.	4,378	5
*,1	Leafly Holdings Inc.	7,020	4
*	Cryptyde Inc.	6,636	1
			51,370
Telecommunications (1.2%)
	InterDigital Inc.	16,617	1,213
	Telephone and Data Systems Inc.	90,323	1,146
	Cogent Communications Holdings Inc.	17,410	1,127
*	Liberty Latin America Ltd. Class C	127,655	1,121
	Shenandoah Telecommunications Co.	42,951	838
*	Gogo Inc.	40,644	669
*	Digi International Inc.	19,957	666
*	EchoStar Corp. Class A	30,042	600
*	Calix Inc.	10,805	553
*	NETGEAR Inc.	25,195	456
*	Xperi Inc.	37,953	444
	ATN International Inc.	9,762	411
	Comtech Telecommunications Corp.	22,667	362
*	Aviat Networks Inc.	10,045	357
*	Anterix Inc.	11,730	354
*	Liberty Latin America Ltd. Class A	36,991	326
*,1	fuboTV Inc.	167,963	321
*	United States Cellular Corp.	12,997	314
*	Ribbon Communications Inc.	63,303	282
*	WideOpenWest Inc.	19,799	216
*	Consolidated Communications Holdings Inc.	63,531	193
*	Globalstar Inc.	93,837	120
*	IDT Corp. Class B	3,916	119
	Adtran Holdings Inc.	6,603	115
*,1	Inseego Corp.	60,253	54
*,1	Kaleyra Inc.	25,630	22
*	Akoustis Technologies Inc.	768	3
			12,402
Utilities (4.7%)
	New Jersey Resources Corp.	78,815	4,022
	ONE Gas Inc.	47,914	3,841
	Portland General Electric Co.	79,656	3,808
	PNM Resources Inc.	76,042	3,726
	Black Hills Corp.	57,878	3,554
	Southwest Gas Holdings Inc.	54,267	3,419
	Spire Inc.	45,400	3,196
	ALLETE Inc.	50,981	3,120
	NorthWestern Corp.	51,722	2,988
	Avista Corp.	65,688	2,701
	California Water Service Group	35,876	2,054
		Shares	Market Value• ($000)
	SJW Group	24,071	1,840
	Ormat Technologies Inc. (XNYS)	19,239	1,626
*	Sunnova Energy International Inc.	88,966	1,582
	American States Water Co.	17,224	1,538
	Northwest Natural Holding Co.	30,790	1,488
	MGE Energy Inc.	18,590	1,316
	Chesapeake Utilities Corp.	6,852	878
	Unitil Corp.	14,089	765
*	Harsco Corp.	70,629	598
*	Heritage-Crystal Clean Inc.	14,066	506
*,1	Li-Cycle Holdings Corp.	75,988	460
	Excelerate Energy Inc. Class A	16,682	361
*,1	NuScale Power Corp.	28,213	292
*	Altus Power Inc.	25,840	175
	Artesian Resources Corp. Class A	2,435	137
*,1	Vertex Energy Inc.	5,334	51
	Via Renewables Inc. Class A	1,088	6
			50,048
Total Common Stocks (Cost $1,158,631)			1,067,624
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[4,5]	Vanguard Market Liquidity Fund, 4.640% (Cost $27,444)	274,509	27,448
Total Investments (102.5%) (Cost $1,186,075)			1,095,072
Other Assets and Liabilities—Net (-2.5%)			(26,475)
Net Assets (100%)			1,068,597
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,301,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $26,274,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

48

Russell 2000 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2023	21	1,994	3

See accompanying Notes, which are an integral part of the Financial Statements.
49

Russell 2000 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,158,631)	1,067,624
Affiliated Issuers (Cost $27,444)	27,448
Total Investments in Securities	1,095,072
Investment in Vanguard	39
Cash Collateral Pledged—Futures Contracts	130
Receivables for Investment Securities Sold	5,615
Receivables for Accrued Income	1,450
Receivables for Capital Shares Issued	1
Total Assets	1,102,307
Liabilities
Due to Custodian	1,742
Payables for Investment Securities Purchased	5,595
Collateral for Securities on Loan	26,274
Payables for Capital Shares Redeemed	46
Payables to Vanguard	53
Total Liabilities	33,710
Net Assets	1,068,597
1 Includes $23,301,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	1,330,549
Total Distributable Earnings (Loss)	(261,952)
Net Assets	1,068,597

ETF Shares—Net Assets
Applicable to 6,700,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	872,648
Net Asset Value Per Share—ETF Shares	$130.25

Institutional Shares—Net Assets
Applicable to 762,739 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	195,949
Net Asset Value Per Share—Institutional Shares	$256.90

See accompanying Notes, which are an integral part of the Financial Statements.
50

Russell 2000 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends[1]	9,815
Interest[2]	16
Securities Lending—Net	499
Total Income	10,330
Expenses
The Vanguard Group—Note B
Investment Advisory Services	12
Management and Administrative—ETF Shares	510
Management and Administrative—Institutional Shares	59
Marketing and Distribution—ETF Shares	24
Marketing and Distribution—Institutional Shares	4
Custodian Fees	44
Shareholders’ Reports—ETF Shares	33
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Other Expenses	6
Total Expenses	692
Net Investment Income	9,638
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	3,817
Futures Contracts	(88)
Realized Net Gain (Loss)	3,729
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	28,146
Futures Contracts	58
Change in Unrealized Appreciation (Depreciation)	28,204
Net Increase (Decrease) in Net Assets Resulting from Operations	41,571
1	Dividends are net of foreign withholding taxes of $7,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $14,000, $1,000, less than $1,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,709,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
51

Russell 2000 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,638	20,250
Realized Net Gain (Loss)	3,729	123,769
Change in Unrealized Appreciation (Depreciation)	28,204	(276,196)
Net Increase (Decrease) in Net Assets Resulting from Operations	41,571	(132,177)
Distributions
ETF Shares	(11,411)	(17,288)
Institutional Shares	(2,596)	(3,679)
Total Distributions	(14,007)	(20,967)
Capital Share Transactions
ETF Shares	14,002	(71,282)
Institutional Shares	6,287	7,217
Net Increase (Decrease) from Capital Share Transactions	20,289	(64,065)
Total Increase (Decrease)	47,853	(217,209)
Net Assets
Beginning of Period	1,020,744	1,237,953
End of Period	1,068,597	1,020,744

See accompanying Notes, which are an integral part of the Financial Statements.
52

Russell 2000 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$126.77	$143.88	$91.76	$99.51	$119.05	$100.96
Investment Operations
Net Investment Income[1]	1.183	2.353	1.998	1.868	1.912	1.905
Net Realized and Unrealized Gain (Loss) on Investments	4.018	(16.986)	51.982	(7.771)	(19.589)	18.070
Total from Investment Operations	5.201	(14.633)	53.980	(5.903)	(17.677)	19.975
Distributions
Dividends from Net Investment Income	(1.721)	(2.477)	(1.860)	(1.847)	(1.863)	(1.885)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.721)	(2.477)	(1.860)	(1.847)	(1.863)	(1.885)
Net Asset Value, End of Period	$130.25	$126.77	$143.88	$91.76	$99.51	$119.05
Total Return	4.22%	-10.28%	59.34%	-6.05%	-14.93%	19.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$873	$837	$1,036	$303	$251	$223
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.02%	1.71%	1.52%	1.99%	1.83%	1.73%
Portfolio Turnover Rate[2]	4%	28%	45%	38%	27%	30%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
53

Russell 2000 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$250.04	$283.82	$180.98	$196.24	$234.81	$199.13
Investment Operations
Net Investment Income[1]	2.418	4.918	4.212	3.783	3.966	4.029
Net Realized and Unrealized Gain (Loss) on Investments	7.918	(33.609)	102.428	(15.303)	(38.670)	35.618
Total from Investment Operations	10.336	(28.691)	106.640	(11.520)	(34.704)	39.647
Distributions
Dividends from Net Investment Income	(3.476)	(5.089)	(3.800)	(3.740)	(3.866)	(3.967)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.476)	(5.089)	(3.800)	(3.740)	(3.866)	(3.967)
Net Asset Value, End of Period	$256.90	$250.04	$283.82	$180.98	$196.24	$234.81
Total Return	4.26%	-10.23%	59.46%	-5.97%	-14.88%	20.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$196	$184	$202	$88	$140	$151
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.09%	1.82%	1.67%	2.04%	1.90%	1.85%
Portfolio Turnover Rate[2]	4%	28%	45%	38%	27%	30%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
54

Russell 2000 Value Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
55

Russell 2000 Value Index Fund
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
56

Russell 2000 Value Index Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $39,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
57

Russell 2000 Value Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,067,624	—	—	1,067,624
Temporary Cash Investments	27,448	—	—	27,448
Total	1,095,072	—	—	1,095,072
Derivative Financial Instruments
Assets
Futures Contracts[1]	3	—	—	3
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,192,153
Gross Unrealized Appreciation	93,086
Gross Unrealized Depreciation	(190,164)
Net Unrealized Appreciation (Depreciation)	(97,078)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $169,174,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2023, the fund purchased $91,077,000 of investment securities and sold $71,133,000 of investment securities, other than temporary cash investments. Purchases and sales include $34,588,000 and $29,743,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $1,799,000 and sales were $2,693,000, resulting in net realized loss of $595,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
58

Russell 2000 Value Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	43,765	350	678,843	4,950
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(29,763)	(250)	(750,125)	(5,550)
Net Increase (Decrease)—ETF Shares	14,002	100	(71,282)	(600)
Institutional Shares
Issued	6,685	28	14,097	50
Issued in Lieu of Cash Distributions	2,596	11	3,678	14
Redeemed	(2,994)	(12)	(10,558)	(40)
Net Increase (Decrease)—Institutional Shares	6,287	27	7,217	24
G.	Management has determined that no material events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
59

Russell 2000 Growth Index Fund
Fund Allocation
As of February 28, 2023
Basic Materials	4.3%
Consumer Discretionary	12.8
Consumer Staples	3.8
Energy	8.0
Financials	5.9
Health Care	21.1
Industrials	20.5
Real Estate	2.2
Technology	16.9
Telecommunications	2.2
Utilities	2.3
Other	0.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
60

Russell 2000 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (4.3%)
	UFP Industries Inc.	41,390	3,540
	Cabot Corp.	43,840	3,487
	Balchem Corp.	25,119	3,266
*	Livent Corp.	127,800	2,997
*	Ingevity Corp.	29,572	2,441
	Sensient Technologies Corp.	31,255	2,356
	Avient Corp.	52,786	2,303
	Innospec Inc.	16,580	1,815
	Materion Corp.	15,118	1,688
	Quaker Chemical Corp.	7,053	1,381
	Sylvamo Corp.	26,277	1,296
	Orion Engineered Carbons SA	47,754	1,218
	Mueller Industries Inc.	15,935	1,179
	Compass Minerals International Inc.	27,121	1,045
*,1	Uranium Energy Corp.	277,609	1,027
*	Novagold Resources Inc.	179,310	1,002
	Kaiser Aluminum Corp.	12,523	993
	GrafTech International Ltd.	152,609	862
*	Constellium SE Class A	53,796	860
	Commercial Metals Co.	15,783	817
*	LSB Industries Inc.	58,362	793
*	RBC Bearings Inc.	3,253	748
*,1	Energy Fuels Inc.	101,746	683
*	Century Aluminum Co.	40,446	488
	Boise Cascade Co.	6,454	446
	American Vanguard Corp.	19,292	403
	Hawkins Inc.	9,504	387
	Omega Flex Inc.	2,593	302
	AdvanSix Inc.	7,312	301
*	Piedmont Lithium Inc.	3,823	248
*	Origin Materials Inc.	50,532	243
*,1	5e Advanced Materials Inc.	29,931	202
	Stepan Co.	1,627	169
*	Ur-Energy Inc.	145,197	155
*,1	Dakota Gold Corp.	39,722	112
*	US Silica Holdings Inc.	8,592	104
*	Ivanhoe Electric Inc.	5,545	83
	Mativ Holdings Inc.	3,079	80
	Schnitzer Steel Industries Inc. Class A	1,781	58
*	Northwest Pipe Co.	1,467	57
*,1	Hycroft Mining Holding Corp.	97,391	38
	Ryerson Holding Corp.	1,040	37
		Shares	Market Value• ($000)
*,1	Amyris Inc.	17,045	21
			41,731
Consumer Discretionary (12.7%)
*	Crocs Inc.	47,986	5,840
	Texas Roadhouse Inc. Class A	52,945	5,376
	Murphy USA Inc.	16,524	4,215
	Wingstop Inc.	23,636	4,026
*	Fox Factory Holding Corp.	33,446	3,930
*	Visteon Corp.	22,056	3,684
*	Hilton Grand Vacations Inc.	67,740	3,234
*	elf Beauty Inc.	38,758	2,897
*	Skyline Champion Corp.	42,057	2,877
	Kontoor Brands Inc.	43,902	2,290
	LCI Industries	19,597	2,211
	Steven Madden Ltd.	60,788	2,207
*	Helen of Troy Ltd.	18,758	2,114
*	Cavco Industries Inc.	7,035	2,005
*	Sonos Inc.	100,585	1,954
*	Dorman Products Inc.	20,787	1,934
	Cracker Barrel Old Country Store Inc.	17,490	1,906
*	Boot Barn Holdings Inc.	23,285	1,803
*,1	Luminar Technologies Inc. Class A	198,346	1,775
	Inter Parfums Inc.	14,208	1,711
*	Duolingo Inc.	18,570	1,686
*	Gentherm Inc.	26,173	1,662
*	Shake Shack Inc. Class A	29,577	1,650
*	Chegg Inc.	98,350	1,563
	Papa John's International Inc.	18,600	1,561
	Cheesecake Factory Inc.	38,137	1,428
	John Wiley & Sons Inc. Class A	31,891	1,419
*	Stride Inc.	32,050	1,361
*	Dave & Buster's Entertainment Inc.	33,845	1,354
	Bloomin' Brands Inc.	50,132	1,308
*	Sally Beauty Holdings Inc.	78,447	1,262
*	Brinker International Inc.	30,806	1,171
*	Asbury Automotive Group Inc.	5,077	1,153
*	XPEL Inc.	16,986	1,135
[1]	Dillard's Inc. Class A	3,125	1,114
	Upbound Group Inc.	39,298	1,055
*,1	Fisker Inc.	139,893	1,039
	Wolverine World Wide Inc.	61,830	1,036
61

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	SeaWorld Entertainment Inc.	15,785	1,020
*	Coursera Inc.	90,089	1,015
	HNI Corp.	32,341	1,011
*	Liberty Media Corp.- Liberty Braves Class C	30,129	1,008
	Oxford Industries Inc.	8,245	970
*	Malibu Boats Inc. Class A	16,038	958
*	Cinemark Holdings Inc.	67,370	917
	Buckle Inc.	22,145	903
*	Revolve Group Inc.	32,310	875
	PriceSmart Inc.	12,326	859
	Red Rock Resorts Inc. Class A	18,225	796
*	Figs Inc. Class A	85,113	784
	Dine Brands Global Inc.	10,200	782
	Monarch Casino & Resort Inc.	10,517	774
*	iRobot Corp.	18,709	769
	Caleres Inc.	27,840	727
	Sturm Ruger & Co. Inc.	12,260	714
*	Everi Holdings Inc.	37,090	704
[1]	Camping World Holdings Inc. Class A	30,644	700
*	Golden Entertainment Inc.	16,184	665
*	Sweetgreen Inc. Class A	71,041	619
*	OneSpaWorld Holdings Ltd.	52,664	610
*	Allegiant Travel Co.	5,599	574
	Hibbett Inc.	7,814	562
*	Vizio Holding Corp. Class A	53,942	553
*	ACV Auctions Inc. Class A	45,064	552
*	Udemy Inc.	57,793	546
	Franchise Group Inc.	19,255	536
	Arko Corp.	66,408	533
[1]	Guess? Inc.	25,001	526
	RCI Hospitality Holdings Inc.	6,266	525
*	Sun Country Airlines Holdings Inc.	26,000	521
	Sinclair Broadcast Group Inc. Class A	31,856	518
*	Portillo's Inc. Class A	22,146	503
*	Master Craft Boat Holdings Inc.	13,908	470
	Ruth's Hospitality Group Inc.	24,686	460
	International Game Technology plc	17,235	458
	MDC Holdings Inc.	11,683	432
*	Imax Corp.	23,241	429
*	Central Garden & Pet Co. Class A	11,071	425
*	Chico's FAS Inc.	70,250	404
*	Accel Entertainment Inc. Class A	43,627	399
	KB Home	10,934	386
*	Denny's Corp.	31,251	365
*	Taylor Morrison Home Corp. Class A	10,181	365
	Acushnet Holdings Corp.	7,471	361
	Carriage Services Inc. Class A	10,338	351
*	Frontier Group Holdings Inc.	29,615	348
	Gray Television Inc.	28,360	332
	Interface Inc. Class A	36,848	325
	European Wax Center Inc. Class A	17,489	323
*	Lovesac Co.	11,160	321
		Shares	Market Value• ($000)
*	Corsair Gaming Inc.	17,220	301
*	Sleep Number Corp.	7,374	294
*	Rover Group Inc. Class A	69,259	290
*	Hovnanian Enterprises Inc. Class A	4,212	287
*	PowerSchool Holdings Inc. Class A	12,311	283
	Designer Brands Inc. Class A	28,552	280
*	Children's Place Inc.	6,575	275
*	Funko Inc. Class A	24,943	270
*	Arlo Technologies Inc.	70,429	268
*	Sabre Corp.	52,049	263
*	Liberty Media Corp.- Liberty Braves Class A	7,486	256
*,1	Blink Charging Co.	28,011	254
*	CarParts.com Inc.	40,370	253
*	Kura Sushi USA Inc. Class A	3,593	225
	Entravision Communications Corp. Class A	33,582	220
	Global Industrial Co.	7,604	214
*	Meritage Homes Corp.	1,882	206
*	Rush Street Interactive Inc.	46,665	196
*,1	Dream Finders Homes Inc. Class A	16,161	194
*	Universal Technical Institute Inc.	26,516	193
[1]	Krispy Kreme Inc.	14,704	191
	Clarus Corp.	18,963	188
*	Noodles & Co. Class A	31,943	187
*	Inspired Entertainment Inc.	11,648	184
	Jack in the Box Inc.	2,261	177
*	Green Brick Partners Inc.	5,650	176
*,1	Vuzix Corp.	41,097	171
*	M/I Homes Inc.	2,801	162
*	Build-A-Bear Workshop Inc.	7,682	161
*	Century Casinos Inc.	17,211	159
*	Neogames SA	10,062	156
*	Sonder Holdings Inc.	150,118	155
*	Tri Pointe Homes Inc.	6,376	152
*	PROG Holdings Inc.	6,118	151
*	ONE Group Hospitality Inc.	17,444	148
*	Destination XL Group Inc.	24,358	146
*	National Vision Holdings Inc.	3,690	138
[1]	Ermenegildo Zegna NV	10,423	136
*	Cars.com Inc.	6,915	133
*	Rent the Runway Inc. Class A	36,449	124
*	Liquidity Services Inc.	9,436	119
*	Stitch Fix Inc. Class A	25,541	119
*	Central Garden & Pet Co.	2,920	118
*	Thryv Holdings Inc.	4,928	118
*,1	Nerdy Inc.	45,338	114
*	Playstudios Inc.	30,299	113
*	Integral Ad Science Holding Corp.	10,293	112
*	LGI Homes Inc.	1,051	110
*	Xponential Fitness Inc. Class A	4,307	109
*	Latham Group Inc.	32,753	104
*,1	Reservoir Media Inc.	14,916	101
*,1	Canoo Inc.	129,861	97
	Century Communities Inc.	1,611	96
*	Holley Inc.	41,378	90
	Marine Products Corp.	6,225	80
*	Stoneridge Inc.	3,176	76

62

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Turtle Beach Corp.	9,268	75
*	Gambling.com Group Ltd.	7,409	72
*,1	Focus Universal Inc.	13,670	69
*	Full House Resorts Inc.	6,641	64
*,1	Bed Bath & Beyond Inc.	44,216	62
*,1	Faraday Future Intelligent Electric Inc.	117,183	62
*	First Watch Restaurant Group Inc.	4,070	62
*,1	F45 Training Holdings Inc.	29,377	61
	Alta Equipment Group Inc.	3,163	60
*,1	Mullen Automotive Inc.	254,335	59
*	Allbirds Inc. Class A	19,308	55
*,1	Ondas Holdings Inc.	26,900	51
*	Instructure Holdings Inc.	1,953	50
*	QuinStreet Inc.	2,593	44
*	MarineMax Inc.	1,282	43
*	American Axle & Manufacturing Holdings Inc.	4,544	40
[1]	Bluegreen Vacations Holding Class A	1,217	40
*	Stagwell Inc.	5,707	39
*,1	Lulu's Fashion Lounge Holdings Inc.	12,811	39
*	Quotient Technology Inc.	8,066	31
*	Duluth Holdings Inc. Class B	4,654	28
	Smith & Wesson Brands Inc.	2,396	26
*	Boston Omaha Corp. Class A	1,041	25
*	OneWater Marine Inc. Class A	740	21
*	Torrid Holdings Inc.	6,651	18
*	Lindblad Expeditions Holdings Inc.	1,939	17
*	RealReal Inc.	10,712	14
*	Purple Innovation Inc. Class A	2,814	12
*	ThredUP Inc. Class A	7,735	12
*	Citi Trends Inc.	349	10
	Rocky Brands Inc.	216	6
*	Aterian Inc.	3,930	5
*	Owlet Inc.	13,332	5
*	aka Brands Holding Corp.	52	—
			124,699
Consumer Staples (3.8%)
*	Celsius Holdings Inc.	43,801	3,977
*	BellRing Brands Inc.	103,994	3,211
*	Simply Good Foods Co.	70,055	2,682
*	Sprouts Farmers Market Inc.	83,573	2,531
	Lancaster Colony Corp.	12,952	2,487
	Coca-Cola Consolidated Inc.	3,711	2,066
	Energizer Holdings Inc.	52,631	1,907
	WD-40 Co.	10,777	1,869
	J & J Snack Foods Corp.	12,015	1,697
	Cal-Maine Foods Inc.	27,549	1,565
	MGP Ingredients Inc.	11,069	1,123
*	Herbalife Nutrition Ltd.	51,337	993
	Medifast Inc.	8,611	966
*	National Beverage Corp.	18,713	873
*,1	Beyond Meat Inc.	48,190	860
*	Beauty Health Co.	66,733	842
	Utz Brands Inc.	44,974	738
		Shares	Market Value• ($000)
	Nu Skin Enterprises Inc. Class A	16,022	638
*	Chefs' Warehouse Inc.	18,991	618
*	SunOpta Inc.	71,139	546
*	USANA Health Sciences Inc.	8,928	543
*	Duckhorn Portfolio Inc.	33,290	508
	Tootsie Roll Industries Inc.	10,553	465
	Calavo Growers Inc.	13,722	443
	John B Sanfilippo & Son Inc.	4,345	390
*	Vita Coco Co. Inc.	22,275	377
*	Vital Farms Inc.	23,281	376
	Turning Point Brands Inc.	11,645	278
*	Sovos Brands Inc.	20,687	270
[1]	PetMed Express Inc.	13,170	247
	Vector Group Ltd.	16,066	213
*,1	Veru Inc.	50,630	200
*	Benson Hill Inc.	66,400	148
*,1	Brookfield Realty Capital Corp.	21,923	146
*	United Natural Foods Inc.	3,214	131
*	22nd Century Group Inc.	126,545	114
*,1	Rite Aid Corp.	19,635	76
	Natural Grocers by Vitamin Cottage Inc.	6,792	75
*,1	Tattooed Chef Inc.	35,497	45
*	Mission Produce Inc.	3,470	40
*,1	Local Bounti Corp.	50,082	34
*	Vintage Wine Estates Inc.	3,103	5
			37,313
Energy (8.0%)
	ChampionX Corp.	158,498	4,845
	Matador Resources Co.	89,170	4,796
*	Weatherford International plc	55,731	3,713
*	Denbury Inc.	39,635	3,304
*	Valaris Ltd.	48,031	3,230
	Magnolia Oil & Gas Corp. Class A	137,502	3,004
	SM Energy Co.	95,488	2,818
*	Kosmos Energy Ltd.	356,079	2,802
*	Shoals Technologies Group Inc. Class A	108,859	2,671
	Chord Energy Corp.	19,455	2,619
*	Array Technologies Inc.	118,928	2,229
	Cactus Inc. Class A	46,978	2,159
	Alpha Metallurgical Resources Inc.	12,014	2,015
	Murphy Oil Corp.	50,750	1,980
[1]	Arch Resources Inc.	11,704	1,842
	Liberty Energy Inc. Class A	109,781	1,674
	Patterson-UTI Energy Inc.	114,610	1,570
*	Oceaneering International Inc.	71,501	1,494
	CONSOL Energy Inc.	25,538	1,398
	Delek US Holdings Inc.	54,825	1,380
	Northern Oil and Gas Inc.	44,268	1,374
[1]	Sitio Royalties Corp. Class A	56,040	1,317
*	NexTier Oilfield Solutions Inc.	138,552	1,265
*	Callon Petroleum Co.	32,497	1,260
*	Ameresco Inc. Class A	25,106	1,103
*	Par Pacific Holdings Inc.	38,642	1,073
*,1	SunPower Corp.	64,602	970
*	Nabors Industries Ltd. (XNYS)	6,255	940

63

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Talos Energy Inc.	52,274	931
*	Stem Inc.	107,851	880
	Comstock Resources Inc.	72,121	876
*,1	FuelCell Energy Inc.	234,104	782
	PBF Energy Inc. Class A	17,667	772
	CVR Energy Inc.	23,436	744
*	MRC Global Inc.	65,885	738
*	Vital Energy Inc.	13,077	672
	Ranger Oil Corp. Class A	15,142	628
*,1	Tellurian Inc.	398,874	594
*	Gulfport Energy Corp.	8,656	572
*,1	Fluence Energy Inc.	28,158	526
*,1	Borr Drilling Ltd.	72,251	522
	RPC Inc.	58,590	514
*	Noble Corp. plc	12,071	503
*	Montauk Renewables Inc.	50,370	497
*,1	Earthstone Energy Inc. Class A	34,194	477
	Equitrans Midstream Corp.	76,242	460
	VAALCO Energy Inc.	83,039	389
*	SandRidge Energy Inc.	24,871	363
[1]	Crescent Energy Inc. Class A	31,246	361
*	TETRA Technologies Inc.	97,569	347
*	W&T Offshore Inc.	61,068	343
*	TPI Composites Inc.	29,091	336
	Permian resources Corp. Class A	21,165	229
*	SilverBow Resources Inc.	9,124	225
	Solaris Oilfield Infrastructure Inc. Class A	25,033	224
*	Energy Vault Holdings Inc.	63,787	213
*	NextDecade Corp.	25,770	182
*	Amplify Energy Corp.	21,587	181
	Ramaco Resources Inc.	17,314	172
	Warrior Met Coal Inc.	4,260	163
*,1	ProFrac Holding Corp. Class A	8,313	159
	Riley Exploration Permian Inc.	5,151	158
[1]	HighPeak Energy Inc.	5,602	150
*,1	Solid Power Inc.	40,000	135
*	CNX Resources Corp.	8,067	124
	Berry Corp.	11,050	104
*	FTC Solar Inc.	33,185	102
*,1	ESS Tech Inc.	56,075	102
*	Empire Petroleum Corp.	7,784	101
*	Golar LNG Ltd.	4,359	100
*	DMC Global Inc.	3,593	96
*,1	Ring Energy Inc.	32,787	69
[1]	Kinetik Holdings Inc. Class A	1,262	38
*,1	EVgo Inc.	5,969	35
*	NEXTracker Inc. Class A	970	30
*	Heliogen Inc.	69,937	22
*	Battalion Oil Corp.	1,954	18
			77,804
Financials (5.9%)
	Kinsale Capital Group Inc.	17,119	5,456
	RLI Corp.	30,834	4,252
	Houlihan Lokey Inc. Class A	39,551	3,785
	First Financial Bankshares Inc.	102,442	3,758
	ServisFirst Bancshares Inc.	39,556	2,925
	Federated Hermes Inc.	67,493	2,656
*	Focus Financial Partners Inc. Class A	46,117	2,392
		Shares	Market Value• ($000)
	Hamilton Lane Inc. Class A	28,338	2,205
*,1	Trupanion Inc.	30,777	1,828
	Walker & Dunlop Inc.	16,847	1,470
	PJT Partners Inc. Class A	18,621	1,469
	Cohen & Steers Inc.	19,992	1,447
*	BRP Group Inc. Class A	48,052	1,381
	FirstCash Holdings Inc.	14,845	1,310
	Lakeland Financial Corp.	17,777	1,273
	StepStone Group Inc. Class A	42,949	1,228
*	Palomar Holdings Inc.	19,122	1,147
	Stock Yards Bancorp Inc.	18,954	1,109
	Moelis & Co. Class A	25,090	1,075
*	Avantax Inc.	37,539	1,073
	Artisan Partners Asset Management Inc. Class A	30,809	1,016
*	Bancorp Inc.	25,447	880
	BancFirst Corp.	9,367	845
	Live Oak Bancshares Inc.	20,481	708
[1]	B Riley Financial Inc.	16,440	654
	WisdomTree Inc.	107,533	642
*	Goosehead Insurance Inc. Class A	13,110	612
	Brightsphere Investment Group Inc.	23,678	594
*	Open Lending Corp. Class A	83,319	590
	Glacier Bancorp Inc.	11,253	533
*	Triumph Financial Inc.	7,012	427
	Eastern Bankshares Inc.	25,172	395
	Diamond Hill Investment Group Inc.	2,257	394
*	Coastal Financial Corp.	8,137	375
[1]	Brookfield Business Corp. Class A	17,988	349
	Pathward Financial Inc.	6,145	313
*	LendingTree Inc.	8,623	284
	Westamerica BanCorp	5,113	282
	Perella Weinberg Partners Class A	27,166	275
*,1	Silvergate Capital Corp. Class A	19,329	269
[1]	HCI Group Inc.	4,983	262
	GCM Grosvenor Inc. Class A	27,922	230
	Cadence Bank	8,607	229
	Esquire Financial Holdings Inc.	4,724	217
*	Axos Financial Inc.	4,432	210
*,1	World Acceptance Corp.	2,188	204
*	Columbia Financial Inc.	9,069	191
	PennyMac Mortgage Investment Trust	13,579	177
	Veritex Holdings Inc.	6,011	160
	First BanCorp (XNYS)	10,639	154
	Greene County Bancorp Inc.	2,670	150
	Silvercrest Asset Management Group Inc. Class A	7,376	131
	Victory Capital Holdings Inc. Class A	3,756	128
*	StoneX Group Inc.	1,274	128
	Virtus Investment Partners Inc.	600	126
*	NMI Holdings Inc. Class A	4,695	110
	Five Star Bancorp	3,722	102

64

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	Bank of NT Butterfield & Son Ltd.	2,467	89
	CBL & Associates Properties Inc.	3,368	86
*	Nicolet Bankshares Inc.	1,138	85
	Sculptor Capital Management Inc. Class A	9,327	84
	Farmers & Merchants Bancorp Inc.	3,109	80
	Universal Insurance Holdings Inc.	3,469	67
	Metrocity Bankshares Inc.	3,318	67
	National Bank Holdings Corp. Class A	1,542	62
*	LendingClub Corp.	6,256	59
	HomeTrust Bancshares Inc.	1,988	58
*	Bridgewater Bancshares Inc.	3,211	47
	West BanCorp. Inc.	2,193	46
*	SiriusPoint Ltd.	5,538	39
	Curo Group Holdings Corp.	12,921	38
*	eHealth Inc.	5,119	38
	Value Line Inc.	680	34
*	Metropolitan Bank Holding Corp.	569	32
	Investors Title Co.	143	23
*	FVCBankcorp Inc.	1,283	17
	Hingham Institution for Savings	59	17
	BayCom Corp.	727	15
	Skyward Specialty Insurance Group Inc.	763	15
*	Third Coast Bancshares Inc.	604	11
[1]	First Guaranty Bancshares Inc.	439	9
*	Velocity Financial LLC	764	7
*	Doma Holdings Inc.	9,888	6
*	MarketWise Inc.	2,811	5
			57,721
Health Care (21.1%)
*	Inspire Medical Systems Inc.	22,326	5,803
*	Shockwave Medical Inc.	28,075	5,341
*	Halozyme Therapeutics Inc.	105,155	5,046
*	Apellis Pharmaceuticals Inc.	73,954	4,843
*	Karuna Therapeutics Inc.	23,925	4,771
*	HealthEquity Inc.	65,461	4,266
*	Lantheus Holdings Inc.	53,886	3,985
*	Medpace Holdings Inc.	20,087	3,894
	Ensign Group Inc.	42,576	3,810
*	Option Care Health Inc.	123,226	3,779
*	Intra-Cellular Therapies Inc.	72,267	3,543
*	Alkermes plc	128,941	3,448
*	Prometheus Biosciences Inc.	27,429	3,357
*	Haemonetics Corp.	40,149	3,122
*	Amicus Therapeutics Inc.	217,396	2,867
*	iRhythm Technologies Inc.	23,794	2,800
*	Neogen Corp.	157,310	2,783
*	Madrigal Pharmaceuticals Inc.	10,037	2,720
*	Merit Medical Systems Inc.	38,002	2,682
*	Arrowhead Pharmaceuticals Inc.	81,185	2,622
*	Cytokinetics Inc.	58,533	2,538
*	Denali Therapeutics Inc.	85,849	2,331
*	Axonics Inc.	38,664	2,323
		Shares	Market Value• ($000)
*	Vaxcyte Inc.	56,492	2,315
*	Evolent Health Inc. Class A	64,683	2,265
*	Progyny Inc.	59,710	2,243
*	Revance Therapeutics Inc.	63,673	2,209
	CONMED Corp.	22,932	2,206
*	IVERIC bio Inc.	106,112	2,205
*	Insmed Inc.	107,430	2,189
*	STAAR Surgical Co.	37,820	2,095
*	Beam Therapeutics Inc.	50,003	2,012
*	Blueprint Medicines Corp.	47,202	2,000
*	ACADIA Pharmaceuticals Inc.	94,814	1,962
*	Inari Medical Inc.	34,682	1,951
*	TransMedics Group Inc.	24,079	1,928
*	Omnicell Inc.	35,333	1,924
	Select Medical Holdings Corp.	69,695	1,895
*	PTC Therapeutics Inc.	41,965	1,833
*	NuVasive Inc.	41,365	1,788
*	Intellia Therapeutics Inc.	44,494	1,787
*,1	Axsome Therapeutics Inc.	25,270	1,723
*	Glaukos Corp.	36,153	1,708
*	R1 RCM Inc.	119,223	1,693
*	TG Therapeutics Inc.	105,047	1,683
*	Prothena Corp. plc	28,863	1,609
*	Silk Road Medical Inc.	29,874	1,583
*	LivaNova plc	32,323	1,530
*	Pacira BioSciences Inc.	35,456	1,509
	Patterson Cos. Inc.	54,083	1,434
*,1	Corcept Therapeutics Inc.	68,436	1,426
*	FibroGen Inc.	61,273	1,360
	Embecta Corp.	39,749	1,270
*	CorVel Corp.	6,989	1,260
*	Ironwood Pharmaceuticals Inc. Class A	107,582	1,212
*	Cerevel Therapeutics Holdings Inc.	45,034	1,202
*	Surgery Partners Inc.	35,317	1,181
*	Arvinas Inc.	38,407	1,177
*	Catalyst Pharmaceuticals Inc.	76,555	1,168
*	Vericel Corp.	37,328	1,135
*	Apollo Medical Holdings Inc.	30,726	1,072
	US Physical Therapy Inc.	10,153	1,029
*	Privia Health Group Inc.	36,332	1,015
*	Travere Thrapeutics Inc.	44,289	981
*	Dynavax Technologies Corp.	94,233	971
*	Amphastar Pharmaceuticals Inc.	30,231	963
*	Aurinia Pharmaceuticals Inc.	105,211	956
*	RadNet Inc.	39,364	928
*	Cytek Biosciences Inc.	89,882	926
*	Hims & Hers Health Inc.	81,321	917
*	Harmony Biosciences Holdings Inc.	20,766	914
*	AtriCure Inc.	23,386	900
*	BioCryst Pharmaceuticals Inc.	100,994	894
*	Outset Medical Inc.	38,367	875
*	Nevro Corp.	27,566	867
*	Warby Parker Inc. Class A	65,465	852
*	Ventyx Biosciences Inc.	19,658	850
*	Avid Bioservices Inc.	47,869	788
*	PROCEPT BioRobotics Corp.	20,566	770
*	Alignment Healthcare Inc.	77,394	769

65

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	LeMaitre Vascular Inc.	15,333	768
*	Keros Therapeutics Inc.	14,410	767
*	Alphatec Holdings Inc.	50,937	754
*,1	Cassava Sciences Inc.	30,187	746
*	Morphic Holding Inc.	17,296	735
*	Viridian Therapeutics Inc.	21,816	715
*	Collegium Pharmaceutical Inc.	26,618	706
*	Phreesia Inc.	18,748	690
*	CareDx Inc.	40,420	680
*	Zentalis Pharmaceuticals Inc.	35,666	675
*	Paragon 28 Inc.	36,493	643
*	UFP Technologies Inc.	5,426	639
*	Aclaris Therapeutics Inc.	50,749	632
*	Heska Corp.	7,652	623
*	Inhibrx Inc.	25,819	621
	Atrion Corp.	1,077	612
*	DocGo Inc.	65,865	603
*	Twist Bioscience Corp.	30,952	602
*	Innoviva Inc.	49,639	599
*	Bridgebio Pharma Inc.	51,703	590
*	AbCellera Biologics Inc.	69,433	583
*	Reata Pharmaceuticals Inc. Class A	18,247	569
*	Treace Medical Concepts Inc.	26,118	561
*	Geron Corp. (XNGS)	199,133	554
*	SI-BONE Inc.	26,633	527
*	Arcutis Biotherapeutics Inc.	32,413	524
*	Addus HomeCare Corp.	4,814	523
*	OrthoPediatrics Corp.	11,905	521
*,1	Anavex Life Sciences Corp.	54,667	520
*	Agenus Inc.	242,043	499
	National Research Corp.	11,060	499
*,1	Theravance Biopharma Inc.	45,499	491
*,1	Point Biopharma Global Inc.	63,840	478
*	Biohaven Ltd.	31,235	477
*	Krystal Biotech Inc.	5,645	462
*	ViewRay Inc.	102,941	445
*	Rapt Therapeutics Inc.	14,402	424
*	Cutera Inc.	13,002	422
*	Alector Inc.	49,316	421
*	Agiliti Inc.	21,738	414
*	Clover Health Investments Corp. Class A	302,894	400
*	Fate Therapeutics Inc.	65,001	398
*	Coherus Biosciences Inc.	57,688	391
*	Intercept Pharmaceuticals Inc.	19,306	390
*,1	Senseonics Holdings Inc.	374,693	390
*	Cerus Corp.	134,625	385
*	NextGen Healthcare Inc.	21,284	385
	Healthcare Services Group Inc.	28,143	373
*	Ocular Therapeutix Inc.	61,034	369
*	Esperion Therapeutics Inc.	57,476	355
*	Provention Bio Inc.	42,030	349
*	Artivion Inc.	25,974	344
*	Cardiovascular Systems Inc.	17,390	343
*	Mirum Pharmaceuticals Inc.	14,303	336
*	Celldex Therapeutics Inc.	7,566	324
*	ImmunoGen Inc.	83,313	323
*	NanoString Technologies Inc.	32,705	319
*	ModivCare Inc.	3,098	304
*	Pennant Group Inc.	20,052	301
		Shares	Market Value• ($000)
*	Pulmonx Corp.	26,792	301
*	Kiniksa Pharmaceuticals Ltd. Class A	23,213	299
*	Seres Therapeutics Inc.	55,033	278
*	Arcturus Therapeutics Holdings Inc.	16,806	273
*	Amylyx Pharmaceuticals Inc.	7,659	267
*	Axogen Inc.	31,808	262
*	Evolus Inc.	28,383	257
[1]	SIGA Technologies Inc.	36,477	250
*	Syndax Pharmaceuticals Inc.	9,784	248
*	Codexis Inc.	50,861	246
	Phibro Animal Health Corp. Class A	15,325	241
*	Surmodics Inc.	10,749	235
*	OptimizeRx Corp.	12,977	232
*	REVOLUTION Medicines Inc.	8,642	231
*	Eagle Pharmaceuticals Inc.	8,226	230
	Utah Medical Products Inc.	2,509	230
*	ADMA Biologics Inc.	64,780	230
*	23andMe Holding Co. Class A	88,735	223
*	Zynex Inc.	17,024	220
	iRadimed Corp.	5,739	218
*	RxSight Inc.	15,373	211
*	Cano Health Inc.	126,572	209
*	Rigel Pharmaceuticals Inc.	135,145	204
*,1	Heron Therapeutics Inc.	79,578	189
*	Karyopharm Therapeutics Inc.	61,608	186
*	Liquidia Corp.	23,888	181
*	Joint Corp.	10,939	172
*	SpringWorks Therapeutics Inc.	5,383	172
*	Amneal Pharmaceuticals Inc.	83,165	171
*,1	Phathom Pharmaceuticals Inc.	19,787	169
*,1	Ocugen Inc.	166,223	166
*	PetIQ Inc. Class A	16,640	155
*	Deciphera Pharmaceuticals Inc.	10,041	146
*	Xeris Biopharma Holdings Inc.	103,033	142
*	Akoya Biosciences Inc.	12,153	140
*,1	Humacyte Inc.	45,597	140
*	Aura Biosciences Inc.	14,033	140
*	Organogenesis Holdings Inc. Class A	55,993	137
*	IGM Biosciences Inc.	6,455	136
*	Arbutus Biopharma Corp.	47,090	131
*	Aadi Bioscience Inc.	11,347	122
*,1	ImmunityBio Inc.	49,157	120
*	Vicarious Surgical Inc.	42,505	119
*	MannKind Corp.	20,900	110
*	Verve Therapeutics Inc.	5,812	110
*	Crinetics Pharmaceuticals Inc.	5,526	109
*	Y-mAbs Therapeutics Inc.	28,744	109
*	Ligand Pharmaceuticals Inc.	1,458	105
*	Owens & Minor Inc.	6,851	105
*,1	Outlook Therapeutics Inc.	91,826	100
*	Affimed NV	106,852	97
*	Relay Therapeutics Inc.	5,944	96
*	Rallybio Corp.	11,533	91

66

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Akero Therapeutics Inc.	1,956	89
*	NGM Biopharmaceuticals Inc.	18,851	89
*,1	Foghorn Therapeutics Inc.	15,537	89
*	CTI BioPharma Corp.	15,485	85
*,1	Gossamer Bio Inc.	49,112	85
*	Precigen Inc.	67,491	85
*	Recursion Pharmaceuticals Inc. Class A	9,765	80
*	Enanta Pharmaceuticals Inc.	1,621	79
*	Tactile Systems Technology Inc.	5,106	74
*	Vera Therapeutics Inc. Class A	9,975	74
*	Chimerix Inc.	42,375	67
*	Alpine Immune Sciences Inc.	8,450	67
[1]	AirSculpt Technologies Inc.	9,696	64
*	Lexicon Pharmaceuticals Inc.	24,853	56
*	Relmada Therapeutics Inc.	15,477	56
*,1	Prime Medicine Inc.	3,422	56
*	Eiger BioPharmaceuticals Inc.	29,311	55
*,1	HilleVax Inc.	3,126	53
*	Thorne HealthTech Inc.	10,168	50
[1]	Babylon Holdings Ltd. Class A	4,826	48
*	BioLife Solutions Inc.	1,935	45
*	PepGen Inc.	2,973	45
*	Sangamo Therapeutics Inc.	13,378	41
*	Quanterix Corp.	3,430	38
*	Oncology Institute Inc.	26,770	38
*	Adaptive Biotechnologies Corp.	4,173	36
*	SomaLogic Inc.	13,968	36
*	GreenLight Biosciences Holdings PBC	74,234	36
*	Celularity Inc.	51,859	36
*,1	908 Devices Inc.	3,785	34
*	HealthStream Inc.	1,188	31
*	EyePoint Pharmaceuticals Inc.	9,307	31
*	OmniAb Inc. (XNMS)	7,163	30
*	Atara Biotherapeutics Inc.	6,348	26
*,1	Nano-X Imaging Ltd.	3,526	26
*	Pear Therapeutics Inc.	22,624	22
*,1	An2 Therapeutics Inc.	1,890	21
*	VistaGen Therapeutics Inc.	115,124	20
*	LifeStance Health Group Inc.	3,647	19
*,1,2	Tobira Therapeutics Inc. CVR	3,989	18
*	Third Harmonic Bio Inc.	4,165	18
*	Sight Sciences Inc.	1,572	17
*	Inogen Inc.	995	16
*	Vaxart Inc.	19,191	15
*	P3 Health Partners Inc.	11,627	14
*	Science 37 Holdings Inc.	43,763	14
*	Mineralys Therapeutics Inc.	797	14
*	MeiraGTx Holdings plc	1,703	13
*	Innovage Holding Corp.	1,700	13
*	Praxis Precision Medicines Inc.	2,521	8
*,1	Tenon Medical Inc.	3,594	8
*,1,2	Synergy Pharmaceuticals Inc.	124,654	—
		Shares	Market Value• ($000)
*,2	Progenics Pharmaceuticals Inc. CVR	71,640	—
*,2	Prevail Therapeutics Inc. CVR	58	—
*,1	Gelesis Holdings Inc.	128	—
*,2	OmniAb Inc. 12.5 Earnout	532	—
*,2	OmniAb Inc. 15 Earnout	532	—
			206,515
Industrials (20.5%)
	EMCOR Group Inc.	37,289	6,235
*	Saia Inc.	21,018	5,693
*	Atkore Inc.	32,609	4,762
*	Chart Industries Inc.	33,660	4,494
	Applied Industrial Technologies Inc.	30,245	4,321
*	ExlService Holdings Inc.	25,612	4,213
	Exponent Inc.	40,178	4,134
	Comfort Systems USA Inc.	27,950	4,065
*	ATI Inc.	97,914	3,980
	Watts Water Technologies Inc. Class A	21,671	3,797
*	Fluor Corp.	102,502	3,759
	Maximus Inc.	45,193	3,709
	Simpson Manufacturing Co. Inc.	33,827	3,649
	Insperity Inc.	28,675	3,558
	Franklin Electric Co. Inc.	36,344	3,473
*	ASGN Inc.	38,699	3,436
	AAON Inc.	34,572	3,145
*	Bloom Energy Corp. Class A	141,866	3,077
*	AMN Healthcare Services Inc.	34,122	3,071
	Herc Holdings Inc.	19,816	2,845
	Badger Meter Inc.	23,079	2,807
	John Bean Technologies Corp.	24,904	2,762
*	Aerojet Rocketdyne Holdings Inc.	47,187	2,659
	HB Fuller Co.	36,107	2,519
	Federal Signal Corp.	47,063	2,483
*	TriNet Group Inc.	29,521	2,446
	Korn Ferry	41,843	2,339
	Brink's Co.	35,796	2,336
*	ACI Worldwide Inc.	88,540	2,289
	Zurn Elkay Water Solutions Corp.	97,995	2,254
*	O-I Glass Inc.	99,463	2,210
	Forward Air Corp.	21,198	2,188
	Installed Building Products Inc.	18,933	2,184
*	GMS Inc.	33,591	2,039
*	Marqeta Inc. Class A	342,655	1,987
	Kadant Inc.	9,157	1,966
	McGrath RentCorp.	19,095	1,964
*	Dycom Industries Inc.	22,801	1,920
*	Verra Mobility Corp. Class A	110,632	1,906
*	CBIZ Inc.	37,850	1,896
*	Beacon Roofing Supply Inc.	28,466	1,850
	EVERTEC Inc.	48,135	1,772
	Helios Technologies Inc.	25,776	1,746
	Mueller Water Products Inc. Class A	123,042	1,707
*	AeroVironment Inc.	19,479	1,670
	CSW Industrials Inc.	11,548	1,635
*	MYR Group Inc.	12,949	1,562
	Veritiv Corp.	10,317	1,562

67

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Masonite International Corp.	17,543	1,558
	Brady Corp. Class A	27,917	1,540
	Terex Corp.	25,888	1,533
	Belden Inc.	17,834	1,505
	H&E Equipment Services Inc.	25,145	1,396
	Lindsay Corp.	8,663	1,304
	Hillenbrand Inc.	27,356	1,290
*	Evo Payments Inc. Class A	37,512	1,270
	Alamo Group Inc.	6,760	1,233
	Enerpac Tool Group Corp. Class A	45,217	1,218
*	Remitly Global Inc.	78,965	1,155
*	NV5 Global Inc.	10,731	1,129
*	Flywire Corp.	44,738	1,106
*	Montrose Environmental Group Inc.	21,737	1,058
	Otter Tail Corp.	14,566	1,033
*	AvidXchange Holdings Inc.	103,081	1,026
	ICF International Inc.	10,210	1,016
*	Payoneer Global Inc.	174,071	1,010
*	ZipRecruiter Inc. Class A	57,825	986
*	Energy Recovery Inc.	44,041	972
	Kforce Inc.	15,525	970
*	StoneCo. Ltd. Class A	113,970	970
*	PGT Innovations Inc.	45,684	966
	Wabash National Corp.	32,541	892
*,1	Joby Aviation Inc.	184,734	868
*	Construction Partners Inc. Class A	31,452	851
*	Vicor Corp.	17,399	818
	Apogee Enterprises Inc.	17,605	806
*,1	Enovix Corp.	86,206	795
*	Rocket Lab USA Inc.	170,633	768
	Marten Transport Ltd.	34,251	756
*	Sterling Infrastructure Inc.	19,320	743
	Myers Industries Inc.	28,719	742
*	Napco Security Technologies Inc.	23,289	736
	Mesa Laboratories Inc.	4,045	714
	Shyft Group Inc.	27,269	707
	CRA International Inc.	5,453	679
	Griffon Corp.	18,480	674
*	Janus International Group Inc.	64,841	674
	Douglas Dynamics Inc.	17,813	664
*	Huron Consulting Group Inc.	9,297	653
*	International Money Express Inc.	24,606	629
*	LegalZoom.Com Inc.	75,659	618
	ArcBest Corp.	6,384	614
*	CryoPort Inc.	28,337	614
	TTEC Holdings Inc.	14,906	600
	Pitney Bowes Inc.	136,008	590
*,1	Nikola Corp.	250,220	555
*	SP Plus Corp.	15,823	538
*,1	Virgin Galactic Holdings Inc.	91,397	525
*	Transcat Inc.	5,653	509
*	Titan International Inc.	40,501	503
*	Cimpress plc	13,867	487
	Albany International Corp. Class A	4,785	483
	Barrett Business Services Inc.	4,844	465
	Tennant Co.	6,406	454
*	Franklin Covey Co.	9,610	450
		Shares	Market Value• ($000)
	Insteel Industries Inc.	14,734	438
*	I3 Verticals Inc. Class A	17,315	426
*,1	PureCycle Technologies Inc.	66,464	424
	Allied Motion Technologies Inc.	9,675	418
	Moog Inc. Class A	3,752	370
*	Diversey Holdings Ltd.	61,539	364
*	Air Transport Services Group Inc.	17,095	358
*	Proterra Inc.	84,349	354
*	Target Hospitality Corp.	23,274	345
*	Hudson Technologies Inc.	33,717	342
	EnerSys	3,731	338
*	JELD-WEN Holding Inc.	24,600	323
	Cadre Holdings Inc.	14,982	322
*	Babcock & Wilcox Enterprises Inc.	48,658	316
*	Forrester Research Inc.	8,915	293
*	Blue Bird Corp.	14,020	285
	Werner Enterprises Inc.	6,074	282
*	Aspen Aerogels Inc.	24,661	268
*	Daseke Inc.	32,935	268
	Trinity Industries Inc.	9,582	267
*	ShotSpotter Inc.	7,134	243
*,1	Workhorse Group Inc.	111,035	229
*	Sterling Check Corp.	17,125	218
*	Vivint Smart Home Inc.	18,704	210
	United States Lime & Minerals Inc.	1,269	205
	Greif Inc. Class A	2,759	196
	Kronos Worldwide Inc.	17,166	194
*	IBEX Holdings Ltd.	6,928	194
*	IES Holdings Inc.	4,594	193
*	Hireright Holdings Corp.	16,360	180
	ESCO Technologies Inc.	1,866	174
	GATX Corp.	1,535	167
*	Itron Inc.	2,816	157
	Textainer Group Holdings Ltd.	4,784	157
*	Cantaloupe Inc.	26,919	155
*	Distribution Solutions Group Inc.	3,375	150
*	PAM Transportation Services Inc.	5,126	149
	Chase Corp.	1,503	147
*,1	Velo3D Inc.	44,204	140
*	CS Disco Inc.	19,672	138
	Luxfer Holdings plc	8,238	136
*	OSI Systems Inc.	1,395	129
*	CIRCOR International Inc.	4,357	128
*	Atlas Technical Consultants Inc.	10,369	127
	Patrick Industries Inc.	1,732	126
	Universal Logistics Holdings Inc.	4,241	126
*	DHI Group Inc.	27,709	117
*	Proto Labs Inc.	3,525	111
*,1	Custom Truck One Source Inc.	15,090	109
*,1	Microvast Holdings Inc.	81,752	105
*	Cross Country Healthcare Inc.	3,716	98
	Cass Information Systems Inc.	1,819	88
	Gorman-Rupp Co.	3,162	88
*,1	Hyzon Motors Inc.	66,980	87
*	Green Dot Corp. Class A	3,858	73

68

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Great Lakes Dredge & Dock Corp.	12,201	70
*	Atlanticus Holdings Corp.	2,070	66
	Karat Packaging Inc.	4,259	66
	Information Services Group Inc.	11,970	63
	Greif Inc. Class B	741	61
	Primoris Services Corp.	2,201	61
*	Priority Technology Holdings Inc.	14,890	58
*	Donnelley Financial Solutions Inc.	1,352	57
*	Sarcos Technology and Robotics Corp.	84,275	53
*	First Advantage Corp.	3,528	51
*	Berkshire Grey Inc.	35,992	47
*,1	AEye Inc.	79,222	47
*	Radiant Logistics Inc.	6,925	39
*	American Woodmark Corp.	691	35
*	CompoSecure Inc.	5,001	35
*,1	Xos Inc.	40,379	31
*	Cepton Inc.	29,945	31
*	FARO Technologies Inc.	1,049	29
*,1	Lightning eMotors Inc.	30,311	20
*,1	Cerberus Cyber Sentinel Corp.	35,216	20
	Miller Industries Inc.	605	17
*	Willdan Group Inc.	861	16
*	Markforged Holding Corp.	12,007	16
*,1	Momentus Inc.	14,342	12
*,1	Redwire Corp.	2,579	10
*	Moneylion Inc.	7,333	5
			200,553
Other (0.0%)[3]
	Scilex Holding Co.	8,622	67
*,2	Aduro Biotech Inc. CVR	9,451	2
*,1,2	GTX Inc. CVR	530	1
			70
Real Estate (2.2%)
	Phillips Edison & Co. Inc.	92,449	3,152
	Outfront Media Inc.	115,661	2,018
	Innovative Industrial Properties Inc.	21,930	1,939
*	Cushman & Wakefield plc	125,303	1,621
	Tanger Factory Outlet Centers Inc.	80,051	1,512
	DigitalBridge Group Inc.	112,916	1,385
	St. Joe Co.	27,174	1,164
	NexPoint Residential Trust Inc.	16,671	807
*	Compass Inc. Class A	214,268	774
	Marcus & Millichap Inc.	19,887	684
[1]	eXp World Holdings Inc.	54,599	660
*	Redfin Corp.	84,009	622
	UMH Properties Inc.	32,870	559
	Universal Health Realty Income Trust	10,239	543
	Community Healthcare Trust Inc.	11,014	427
	Safehold Inc.	13,081	391
	Gladstone Commercial Corp.	27,960	382
	Alexander's Inc.	1,682	368
	Saul Centers Inc.	8,303	326
	Corporate Office Properties Trust	10,649	271
	PotlatchDeltic Corp.	5,759	266
		Shares	Market Value• ($000)
	Essential Properties Realty Trust Inc.	10,135	261
	Gladstone Land Corp.	13,779	243
	RMR Group Inc. Class A	7,638	215
	Four Corners Property Trust Inc.	6,256	170
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	4,508	142
	Postal Realty Trust Inc. Class A	8,401	123
	CareTrust REIT Inc.	5,819	114
	Newmark Group Inc. Class A	7,792	62
*	Forestar Group Inc.	3,728	53
	Clipper Realty Inc.	7,693	51
*,1	Offerpad Solutions Inc.	52,693	30
*	Bluerock Homes Trust Inc.	1,006	22
	Douglas Elliman Inc.	4,191	18
	Hersha Hospitality Trust Class A	1,297	11
	Industrial Logistics Properties Trust	2,557	10
			21,396
Technology (16.8%)
*	Silicon Laboratories Inc.	26,147	4,668
*	Novanta Inc.	28,014	4,396
*	SPS Commerce Inc.	28,707	4,324
*	Tenable Holdings Inc.	88,220	3,902
*	Box Inc. Class A	110,728	3,693
	Power Integrations Inc.	44,826	3,687
*	Synaptics Inc.	31,292	3,680
*	Qualys Inc.	30,406	3,593
*	Super Micro Computer Inc.	36,508	3,577
*	Fabrinet	29,118	3,549
*	Workiva Inc. Class A	37,602	3,354
*	Axcelis Technologies Inc.	25,747	3,310
*	Onto Innovation Inc.	39,063	3,222
*	Rambus Inc.	70,818	3,132
*	Blackline Inc.	43,564	2,978
*	Insight Enterprises Inc.	20,933	2,803
	Advanced Energy Industries Inc.	29,635	2,758
*	MACOM Technology Solutions Holdings Inc. Class H	40,008	2,742
*	Envestnet Inc.	43,505	2,720
*	Ambarella Inc.	28,768	2,713
*	Altair Engineering Inc. Class A	40,995	2,626
	Kulicke & Soffa Industries Inc.	45,011	2,399
*	Diodes Inc.	25,684	2,355
*	Varonis Systems Inc. Class B	86,055	2,330
*	Sprout Social Inc. Class A	36,882	2,249
*	Rapid7 Inc.	46,501	2,200
*	Rogers Corp.	14,806	2,179
*	CommVault Systems Inc.	35,085	2,066
*	Impinj Inc.	15,368	2,038
*	PagerDuty Inc.	68,128	2,034
*	Appfolio Inc. Class A	15,294	2,020
*	MaxLinear Inc.	57,668	1,973
	Progress Software Corp.	33,866	1,945
*	Blackbaud Inc.	34,711	1,933
*	Alarm.com Holdings Inc.	37,976	1,930
*	Perficient Inc.	26,955	1,908

69

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	FormFactor Inc.	60,846	1,831
*	Plexus Corp.	18,476	1,772
*	DigitalOcean Holdings Inc.	54,962	1,758
*	Verint Systems Inc.	45,752	1,710
*	Yelp Inc. Class A	53,260	1,599
*	Sitime Corp.	12,786	1,587
*	Semtech Corp.	49,895	1,537
	Clear Secure Inc. Class A	49,455	1,520
*	Q2 Holdings Inc.	44,123	1,424
	Shutterstock Inc.	18,925	1,424
	CSG Systems International Inc.	24,532	1,379
*	Cargurus Inc.	80,581	1,374
*	Appian Corp. Class A	31,605	1,310
*	Agilysys Inc.	15,704	1,255
*	Duck Creek Technologies Inc.	60,981	1,155
*,1	MicroStrategy Inc. Class A	4,389	1,151
*	Upwork Inc.	95,622	1,084
	CTS Corp.	25,016	1,083
*	Everbridge Inc.	31,582	1,032
*	Model N Inc.	28,977	962
*	Zeta Global Holdings Corp. Class A	87,718	931
*	Schrodinger Inc.	42,649	927
*	PDF Solutions Inc.	23,831	892
*	ePlus Inc.	16,145	875
*	Asana Inc. Class A	58,230	861
*,1	indie Semiconductor Inc.	80,884	846
*	Zuora Inc. Class A	97,271	824
*,1	Xometry Inc. Class A	26,981	821
*	TechTarget Inc.	21,624	816
*	Credo Technology Group Holding Ltd.	75,811	804
*	Digital Turbine Inc.	74,225	797
*	Momentive Global Inc.	102,041	704
*	Sumo Logic Inc.	59,024	701
*	Veeco Instruments Inc.	32,078	682
*	Yext Inc.	89,752	659
*	SMART Global Holdings Inc.	37,926	633
	A10 Networks Inc.	40,191	612
*	Photronics Inc.	34,116	601
*	EngageSmart Inc.	27,919	587
*	Amplitude Inc. Class A	43,742	577
*	CEVA Inc.	17,858	564
*	LivePerson Inc.	55,569	562
*	PROS Holdings Inc.	21,335	557
*	N-Able Inc.	46,521	551
*	Ziff Davis Inc.	6,828	539
*,1	AvePoint Inc.	102,273	511
*	Avid Technology Inc.	17,242	501
*	Planet Labs PBC	108,036	498
*	Grid Dynamics Holdings Inc.	42,611	496
*	BigCommerce Holdings Inc. Series 1	51,649	492
*	Eventbrite Inc. Class A	54,435	477
*	PubMatic Inc. Class A	30,963	470
	Simulations Plus Inc.	12,196	464
*	Intapp Inc.	11,418	452
*,1	ForgeRock Inc. Class A	21,950	449
*	Alkami Technology Inc.	28,741	441
*	Vimeo Inc.	111,926	429
*	NerdWallet Inc. Class A	20,745	428
	Amkor Technology Inc.	16,392	422
*	Matterport Inc.	134,425	410
		Shares	Market Value• ($000)
*	Ultra Clean Holdings Inc.	12,130	386
	Sapiens International Corp. NV	18,295	377
*	Domo Inc. Class B	24,368	375
*,1	Couchbase Inc.	22,370	364
	Hackett Group Inc.	19,342	361
*	Alpha & Omega Semiconductor Ltd.	13,414	358
*,1	MicroVision Inc.	129,445	331
*	Consensus Cloud Solutions Inc.	7,158	294
*	MeridianLink Inc.	18,373	290
*	Mediaalpha Inc. Class A	19,093	289
*	Mitek Systems Inc.	30,856	287
*	PAR Technology Corp.	7,921	271
*,1	Nutex Health Inc.	195,481	268
*	SmartRent Inc.	94,144	244
	American Software Inc. Class A	17,888	242
*	Enfusion Inc. Class A	21,319	229
*	EverQuote Inc. Class A	15,814	216
*	Digimarc Corp.	10,218	208
*	Unisys Corp.	38,802	193
*,1	C3.ai Inc. Class A	8,516	192
*,1	Tucows Inc. Class A	7,735	179
*	Rimini Street Inc.	39,866	171
*,1	Veritone Inc.	24,114	171
*	Telos Corp.	42,070	163
*,1	Red Violet Inc.	7,858	160
*	OneSpan Inc.	11,175	151
*,1	NextNav Inc.	51,541	142
*	Squarespace Inc. Class A	6,009	141
*	Diebold Nixdorf Inc.	42,443	137
*	Brightcove Inc.	23,669	127
*,1	Weave Communications Inc.	24,146	125
*	Edgio Inc.	98,092	121
*	Identiv Inc.	17,148	120
*	SkyWater Technology Inc.	9,161	120
*,1	Atomera Inc.	15,871	105
*	Arteris Inc.	14,816	97
*	Innovid Corp.	52,001	88
	Ebix Inc.	4,348	76
*	Transphorm Inc.	18,631	70
*,1	Cyxtera Technologies Inc.	28,414	64
*	WM Technology Inc.	51,206	57
*,1	Applied Digital Corp.	20,609	55
*	eGain Corp.	6,958	54
*	IonQ Inc.	11,468	54
*	Bandwidth Inc. Class A	3,352	53
*	Arena Group Holdings Inc.	6,743	53
*	ACM Research Inc. Class A	5,032	52
*,1	Vinco Ventures Inc.	101,231	50
*,1	Adtheorent Holdings Co. Inc.	28,051	43
*	Viant Technology Inc. Class A	10,207	40
*,1	Vivid Seats Inc. Class A	4,694	36
*,1	Wejo Group Ltd.	48,294	32
*	EverCommerce Inc.	2,430	24
*	IronNet Inc.	50,014	24
*	Groupon Inc. Class A	1,602	12
*	Loyalty Ventures Inc.	5,738	10
*,1	Leafly Holdings Inc.	17,727	10
*	Aeva Technologies Inc.	4,262	8
*,1	Beachbody Co. Inc.	12,959	8
*	Terawulf Inc.	5,689	4

70

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Cryptyde Inc.	7,830	1
*,1	Cipher Mining Inc.	120	—
			164,779
Telecommunications (2.2%)
*	Iridium Communications Inc.	98,619	6,052
*	Viavi Solutions Inc.	179,788	1,967
*	Extreme Networks Inc.	101,247	1,895
*	Calix Inc.	35,700	1,826
	Cogent Communications Holdings Inc.	18,547	1,201
*	CommScope Holding Co. Inc.	161,835	1,172
*,1	Infinera Corp.	152,772	1,080
*	Harmonic Inc.	72,647	958
	Adtran Holdings Inc.	54,686	954
	InterDigital Inc.	8,736	638
*	Globalstar Inc.	449,614	575
*	Clearfield Inc.	9,045	567
*,1	Lightwave Logic Inc.	88,603	523
*	8x8 Inc.	88,416	470
*	Digi International Inc.	9,118	304
*	WideOpenWest Inc.	24,236	265
*	IDT Corp. Class B	8,587	261
*	Ooma Inc.	19,230	252
*	Cambium Networks Corp.	8,865	178
*	Akoustis Technologies Inc.	41,868	157
*	DZS Inc.	13,909	147
*	Anterix Inc.	4,059	123
*,1	Charge Enterprises Inc.	103,422	117
*	Casa Systems Inc.	27,659	100
*	Gogo Inc.	3,151	52
*	Consolidated Communications Holdings Inc.	5,228	16
*,1	Inseego Corp.	14,333	13
			21,863
Utilities (2.3%)
*	Evoqua Water Technologies Corp.	92,772	4,505
	Brookfield Infrastructure Corp. Class A (XTSE)	77,448	3,346
*	Casella Waste Systems Inc. Class A	39,381	3,065
	Clearway Energy Inc. Class C	64,425	2,024
	Ormat Technologies Inc. (XNYS)	21,683	1,833
	American States Water Co.	13,839	1,236
	Middlesex Water Co.	13,892	1,063
	Chesapeake Utilities Corp.	7,730	990
	MGE Energy Inc.	12,321	872
		Shares	Market Value• ($000)
	Clearway Energy Inc. Class A	27,731	824
	California Water Service Group	11,042	632
	York Water Co.	11,112	483
*,1	Vertex Energy Inc.	37,204	352
	New Jersey Resources Corp.	6,082	310
	Southwest Gas Holdings Inc.	4,886	308
	Artesian Resources Corp. Class A	4,383	247
*,1	Li-Cycle Holdings Corp.	40,578	246
	Aris Water Solution Inc. Class A	17,068	242
	Global Water Resources Inc.	11,063	146
*	Pure Cycle Corp.	15,007	132
*	Altus Power Inc.	10,639	72
	Via Renewables Inc. Class A	8,096	47
			22,975
Total Common Stocks (Cost $887,802)			977,419
Temporary Cash Investments (4.1%)
Money Market Fund (4.1%)
[4,5]	Vanguard Market Liquidity Fund, 4.640% (Cost $40,014)	400,222	40,018
Total Investments (103.9%) (Cost $927,816)			1,017,437
Other Assets and Liabilities—Net (-3.9%)			(38,521)
Net Assets (100%)			978,916
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $35,826,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $39,624,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

71

Russell 2000 Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2023	11	1,045	2

See accompanying Notes, which are an integral part of the Financial Statements.
72

Russell 2000 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $887,802)	977,419
Affiliated Issuers (Cost $40,014)	40,018
Total Investments in Securities	1,017,437
Investment in Vanguard	35
Cash	684
Cash Collateral Pledged—Futures Contracts	70
Receivables for Investment Securities Sold	320
Receivables for Accrued Income	597
Receivables for Capital Shares Issued	89
Variation Margin Receivable—Futures Contracts	20
Total Assets	1,019,252
Liabilities
Payables for Investment Securities Purchased	601
Collateral for Securities on Loan	39,624
Payables for Capital Shares Redeemed	65
Payables to Vanguard	46
Total Liabilities	40,336
Net Assets	978,916
1 Includes $35,826,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	1,184,777
Total Distributable Earnings (Loss)	(205,861)
Net Assets	978,916

ETF Shares—Net Assets
Applicable to 4,200,393 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	712,423
Net Asset Value Per Share—ETF Shares	$169.61

Institutional Shares—Net Assets
Applicable to 824,731 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	266,493
Net Asset Value Per Share—Institutional Shares	$323.13

See accompanying Notes, which are an integral part of the Financial Statements.
73

Russell 2000 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends[1]	3,878
Interest[2]	13
Securities Lending—Net	956
Total Income	4,847
Expenses
The Vanguard Group—Note B
Investment Advisory Services	11
Management and Administrative—ETF Shares	417
Management and Administrative—Institutional Shares	84
Marketing and Distribution—ETF Shares	19
Marketing and Distribution—Institutional Shares	4
Custodian Fees	23
Shareholders’ Reports—ETF Shares	24
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	591
Net Investment Income	4,256
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	10,175
Futures Contracts	(77)
Realized Net Gain (Loss)	10,098
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	15,584
Futures Contracts	30
Change in Unrealized Appreciation (Depreciation)	15,614
Net Increase (Decrease) in Net Assets Resulting from Operations	29,968
1	Dividends are net of foreign withholding taxes of $9,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12,000, $1,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $6,396,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
74

Russell 2000 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,256	7,025
Realized Net Gain (Loss)	10,098	31,212
Change in Unrealized Appreciation (Depreciation)	15,614	(327,709)
Net Increase (Decrease) in Net Assets Resulting from Operations	29,968	(289,472)
Distributions
ETF Shares	(3,607)	(3,596)
Institutional Shares	(1,486)	(3,487)
Total Distributions	(5,093)	(7,083)
Capital Share Transactions
ETF Shares	36,696	102,858
Institutional Shares	4,970	(380,738)
Net Increase (Decrease) from Capital Share Transactions	41,666	(277,880)
Total Increase (Decrease)	66,541	(574,435)
Net Assets
Beginning of Period	912,375	1,486,810
End of Period	978,916	912,375

See accompanying Notes, which are an integral part of the Financial Statements.
75

Russell 2000 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$165.45	$222.64	$164.83	$141.63	$160.12	$123.26
Investment Operations
Net Investment Income[1]	.740	1.137	.839	1.097	.971	.895
Net Realized and Unrealized Gain (Loss) on Investments	4.319	(57.266)	57.852	23.237	(18.527)	36.791
Total from Investment Operations	5.059	(56.129)	58.691	24.334	(17.556)	37.686
Distributions
Dividends from Net Investment Income	(.899)	(1.061)	(.881)	(1.134)	(.934)	(.826)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.899)	(1.061)	(.881)	(1.134)	(.934)	(.826)
Net Asset Value, End of Period	$169.61	$165.45	$222.64	$164.83	$141.63	$160.12
Total Return	3.11%	-25.28%	35.67%	17.32%	-10.97%	30.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$712	$658	$735	$371	$301	$328
Ratio of Total Expenses to Average Net Assets	0.15%[2]	0.15%	0.15%	0.15%	0.15%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.85%	0.61%	0.40%	0.75%	0.68%	0.64%
Portfolio Turnover Rate[3]	5%	33%	47%	38%	28%	35%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
76

Russell 2000 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$315.20	$424.16	$314.01	$269.76	$305.04	$234.80
Investment Operations
Net Investment Income[1]	1.520	2.706	1.912	2.275	2.021	2.026
Net Realized and Unrealized Gain (Loss) on Investments	8.223	(109.390)	110.162	44.269	(35.267)	70.080
Total from Investment Operations	9.743	(106.684)	112.074	46.544	(33.246)	72.106
Distributions
Dividends from Net Investment Income	(1.813)	(2.276)	(1.924)	(2.294)	(2.034)	(1.866)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.813)	(2.276)	(1.924)	(2.294)	(2.034)	(1.866)
Net Asset Value, End of Period	$323.13	$315.20	$424.16	$314.01	$269.76	$305.04
Total Return	3.14%	-25.24%	35.77%	17.42%	-10.91%	30.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$266	$255	$752	$500	$472	$545
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.92%	0.72%	0.48%	0.82%	0.75%	0.76%
Portfolio Turnover Rate[3]	5%	33%	47%	38%	28%	35%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
77

Russell 2000 Growth Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
78

Russell 2000 Growth Index Fund
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
79

Russell 2000 Growth Index Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $35,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
80

Russell 2000 Growth Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	977,398	—	21	977,419
Temporary Cash Investments	40,018	—	—	40,018
Total	1,017,416	—	21	1,017,437
Derivative Financial Instruments
Assets
Futures Contracts[1]	2	—	—	2
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	935,240
Gross Unrealized Appreciation	211,854
Gross Unrealized Depreciation	(129,655)
Net Unrealized Appreciation (Depreciation)	82,199
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $300,171,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2023, the fund purchased $102,222,000 of investment securities and sold $61,593,000 of investment securities, other than temporary cash investments. Purchases and sales include $52,022,000 and $19,407,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $2,544,000 and sales were $3,743,000, resulting in net realized loss of $787,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
81

Russell 2000 Growth Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	56,111	350	578,438	3,075
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(19,415)	(125)	(475,580)	(2,400)
Net Increase (Decrease)—ETF Shares	36,696	225	102,858	675
Institutional Shares
Issued	14,996	49	29,035	81
Issued in Lieu of Cash Distributions	1,412	5	3,298	9
Redeemed	(11,438)	(37)	(413,071)	(1,055)
Net Increase (Decrease)—Institutional Shares	4,970	17	(380,738)	(965)
G.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
82

The Products are not sponsored, endorsed, sold or promoted by Frank Russell Company (“Russell”). Russell makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes to track general stock market performance or a segment of the same. Russell’s publication of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes are based. Russell’s only relationship to The Vanguard Group, Inc. is the licensing of certain trademarks and trade names of Russell and of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes which are determined, composed and calculated by Russell without regard to The Vanguard Group, Inc. or the Products. Russell is not responsible for and has not reviewed the Products nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell has no obligation or liability in connection with the administration, marketing or trading of the Products.
Russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the Russell Indexes or any data included in the Russell Indexes. Russell does not guarantee the accuracy and/or the completeness of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes or any data included therein and Russell shall have no liability for any errors, omissions, or interruptions therein. Russell makes no warranty, express or implied, as to the use of or results to be obtained by The Vanguard Group, Inc., investors, owners of the Products, or any other person or entity from the use of the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes or any data included therein. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell 2000, Russell 2000 Value, and Russell 2000 Growth Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.
83

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q18512 042023

Semiannual Report   |   February 28, 2023
Vanguard Russell 3000 Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2023
	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return
Russell 3000 Index Fund
ETF Shares	$1,000.00	$1,014.80	$0.50
Institutional Shares	1,000.00	1,014.80	0.40
Based on Hypothetical 5% Yearly Return
Russell 3000 Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Institutional Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.10% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Russell 3000 Index Fund
Fund Allocation
As of February 28, 2023
Basic Materials	2.3%
Consumer Discretionary	14.3
Consumer Staples	5.5
Energy	5.0
Financials	12.0
Health Care	13.5
Industrials	13.6
Real Estate	3.4
Technology	24.9
Telecommunications	2.5
Utilities	3.0
Other	0.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Russell 3000 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (2.3%)
	Linde plc	39,741	13,845
	Air Products and Chemicals Inc.	17,824	5,097
	Freeport-McMoRan Inc.	114,399	4,687
	Nucor Corp.	20,568	3,444
	Dow Inc.	56,635	3,240
	Ecolab Inc.	20,047	3,195
	Newmont Corp.	64,137	2,797
	Albemarle Corp.	9,386	2,387
	Fastenal Co.	46,280	2,386
	LyondellBasell Industries NV Class A	20,692	1,986
	International Flavors & Fragrances Inc.	20,636	1,923
	Steel Dynamics Inc.	13,359	1,685
	Mosaic Co.	27,435	1,459
	CF Industries Holdings Inc.	15,813	1,358
	FMC Corp.	10,071	1,301
	Avery Dennison Corp.	6,515	1,187
	Reliance Steel & Aluminum Co.	4,721	1,170
	International Paper Co.	28,739	1,046
	Celanese Corp. Class A	8,743	1,016
*	Cleveland-Cliffs Inc.	40,737	869
	Eastman Chemical Co.	9,650	822
	Alcoa Corp.	14,031	687
	Royal Gold Inc.	5,327	633
	Olin Corp.	10,092	583
	US Steel Corp.	18,693	573
*	RBC Bearings Inc.	2,328	535
	Southern Copper Corp.	7,068	521
	Valvoline Inc.	14,236	501
	Hexcel Corp.	6,651	485
	Commercial Metals Co.	9,189	476
*	Univar Solutions Inc.	13,036	453
	Huntsman Corp.	14,598	428
	Timken Co.	4,993	427
	UFP Industries Inc.	4,865	416
	Ashland Inc.	4,051	412
	Chemours Co.	12,018	411
	Cabot Corp.	4,656	370
	Element Solutions Inc.	17,746	365
	Mueller Industries Inc.	4,587	339
	Balchem Corp.	2,536	330
	Westlake Corp.	2,682	320
	Avient Corp.	7,344	320
*	Livent Corp.	12,746	299
		Shares	Market Value• ($000)
	Scotts Miracle-Gro Co.	3,303	273
*	MP Materials Corp.	7,350	257
	Sensient Technologies Corp.	3,396	256
*	Ingevity Corp.	3,033	250
	Boise Cascade Co.	3,304	228
	Hecla Mining Co.	44,143	227
	SSR Mining Inc. (XTSE)	16,578	226
	Innospec Inc.	2,018	221
	Quaker Chemical Corp.	1,121	219
*	Arconic Corp.	8,250	218
	Carpenter Technology Corp.	3,995	193
	Materion Corp.	1,661	186
	Stepan Co.	1,772	184
	Minerals Technologies Inc.	2,732	166
*	Constellium SE Class A	10,319	165
	NewMarket Corp.	463	159
	Tronox Holdings plc Class A	10,176	159
	Worthington Industries Inc.	2,593	157
	Sylvamo Corp.	2,899	143
	Mativ Holdings Inc.	4,673	121
*,1	Uranium Energy Corp.	31,419	116
	Orion Engineered Carbons SA	4,521	115
	Compass Minerals International Inc.	2,839	109
	Kaiser Aluminum Corp.	1,345	107
*	Novagold Resources Inc.	17,767	99
*	Piedmont Lithium Inc.	1,506	98
	GrafTech International Ltd.	16,156	91
	AdvanSix Inc.	2,031	84
*	Energy Fuels Inc.	11,483	77
*	LSB Industries Inc.	5,413	74
*	Perimeter Solutions SA	8,289	71
*	US Silica Holdings Inc.	5,543	67
	Ryerson Holding Corp.	1,740	63
*	Coeur Mining Inc.	19,761	62
	Schnitzer Steel Industries Inc. Class A	1,895	62
*	TimkenSteel Corp.	3,374	62
	Koppers Holdings Inc.	1,624	58
	Hawkins Inc.	1,379	56
*	Ecovyst Inc.	4,883	49
*	Century Aluminum Co.	3,960	48
	Haynes International Inc.	868	47
	American Vanguard Corp.	2,214	46
*	Clearwater Paper Corp.	1,198	46
	Olympic Steel Inc.	818	43
4

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Rayonier Advanced Materials Inc.	4,611	38
*	Origin Materials Inc.	7,576	36
	Omega Flex Inc.	270	31
*	Intrepid Potash Inc.	844	27
	Tredegar Corp.	2,137	25
*	Northwest Pipe Co.	581	22
*	Ivanhoe Electric Inc.	1,462	22
	FutureFuel Corp.	2,409	21
*	Ur-Energy Inc.	18,996	20
*	Alto Ingredients Inc.	6,784	20
*,1	Amyris Inc.	13,974	17
*,1	5e Advanced Materials Inc.	2,358	16
	Glatfelter Corp.	2,239	9
*	Unifi Inc.	686	7
*	Dakota Gold Corp.	2,536	7
*	Polymet Mining Corp.	1,458	4
	Valhi Inc.	130	3
*	Hycroft Mining Holding Corp.	7,500	3
			72,870
Consumer Discretionary (14.2%)
*	Amazon.com Inc.	715,721	67,442
*	Tesla Inc.	208,135	42,815
	Home Depot Inc.	83,175	24,665
	Costco Wholesale Corp.	35,656	17,264
	Walmart Inc.	114,352	16,253
	McDonald's Corp.	59,413	15,680
*	Walt Disney Co.	146,852	14,628
	NIKE Inc. Class B	98,690	11,723
*	Netflix Inc.	35,279	11,364
	Lowe's Cos. Inc.	50,014	10,290
	Starbucks Corp.	92,316	9,425
*	Booking Holdings Inc.	3,129	7,898
	TJX Cos. Inc.	93,331	7,149
	Target Corp.	37,357	6,295
*	Uber Technologies Inc.	154,870	5,151
	Activision Blizzard Inc.	62,147	4,739
	Estee Lauder Cos. Inc. Class A	18,401	4,472
	General Motors Co.	114,219	4,425
*	O'Reilly Automotive Inc.	4,976	4,131
	Dollar General Corp.	18,133	3,922
	Ford Motor Co.	316,212	3,817
*	AutoZone Inc.	1,527	3,797
*	Airbnb Inc. Class A	30,195	3,722
	Marriott International Inc. Class A	21,384	3,619
*	Chipotle Mexican Grill Inc. Class A	2,244	3,346
	Hilton Worldwide Holdings Inc.	21,547	3,114
	Ross Stores Inc.	27,398	3,029
*	Warner Bros Discovery Inc.	190,812	2,980
	Yum! Brands Inc.	22,584	2,872
*	Lululemon Athletica Inc.	9,002	2,783
*	Aptiv plc	21,869	2,543
*	Dollar Tree Inc.	17,090	2,483
	Electronic Arts Inc.	22,337	2,478
*	Copart Inc.	34,252	2,413
	DR Horton Inc.	25,294	2,339
*	Ulta Beauty Inc.	4,042	2,097
	Tractor Supply Co.	8,932	2,083
	eBay Inc.	44,031	2,021
*	Delta Air Lines Inc.	51,280	1,966
*	Trade Desk Inc. Class A	35,086	1,963
	Genuine Parts Co.	11,075	1,959
		Shares	Market Value• ($000)
	Lennar Corp. Class A	19,693	1,905
	Southwest Airlines Co.	47,283	1,588
*	Las Vegas Sands Corp.	26,408	1,518
	Omnicom Group Inc.	16,293	1,476
*	Take-Two Interactive Software Inc.	13,198	1,446
	Darden Restaurants Inc.	9,825	1,405
*	United Airlines Holdings Inc.	25,866	1,344
	Best Buy Co. Inc.	16,074	1,336
*	Expedia Group Inc.	12,243	1,334
*	Spotify Technology SA	11,344	1,319
*	Roblox Corp. Class A	35,714	1,309
*	Royal Caribbean Cruises Ltd.	17,711	1,251
*	NVR Inc.	236	1,221
*	Etsy Inc.	9,986	1,212
	Garmin Ltd.	12,336	1,211
	LKQ Corp.	20,126	1,153
*	Burlington Stores Inc.	5,265	1,128
	Interpublic Group of Cos. Inc.	31,231	1,110
	MGM Resorts International	25,560	1,099
	Pool Corp.	3,059	1,092
*	Liberty Media Corp.-Liberty Formula One Class C	16,024	1,088
	PulteGroup Inc.	18,111	990
	BorgWarner Inc. (XNYS)	18,602	935
*	Wynn Resorts Ltd.	8,365	907
*	Five Below Inc.	4,423	904
*	Live Nation Entertainment Inc.	12,552	904
[1]	Paramount Global Inc. Class B	41,765	895
*	CarMax Inc.	12,681	875
*	Deckers Outdoor Corp.	2,096	873
*	Carnival Corp.	81,272	863
*	Caesars Entertainment Inc.	16,880	857
*	American Airlines Group Inc.	53,109	849
	Tapestry Inc.	19,303	840
	Domino's Pizza Inc.	2,833	833
*	Rivian Automotive Inc. Class A	42,699	824
	Service Corp. International	11,945	807
*	Floor & Decor Holdings Inc. Class A	8,421	773
*	BJ's Wholesale Club Holdings Inc.	10,716	769
	Fox Corp. Class A	21,818	764
	Vail Resorts Inc.	3,214	750
	Bath & Body Works Inc.	18,342	750
	Churchill Downs Inc.	2,849	700
	Advance Auto Parts Inc.	4,803	696
	VF Corp.	27,885	692
	Aramark	18,668	687
	Williams-Sonoma Inc.	5,322	665
	Rollins Inc.	18,758	660
	Lear Corp.	4,663	651
*	Crocs Inc.	4,868	592
	Whirlpool Corp.	4,281	591
	Tempur Sealy International Inc.	13,642	583
	Hasbro Inc.	10,448	575
	News Corp. Class A	32,722	561
	Dick's Sporting Goods Inc.	4,344	559
	Lithia Motors Inc. Class A	2,158	551
*	Planet Fitness Inc. Class A	6,742	546

5

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Texas Roadhouse Inc. Class A	5,316	540
	Nexstar Media Group Inc. Class A	2,899	539
	Wyndham Hotels & Resorts Inc.	7,003	539
	Gentex Corp.	18,663	533
*	DraftKings Inc. Class A	28,034	529
*	SiteOne Landscape Supply Inc.	3,530	524
*	Mattel Inc.	28,795	518
	Harley-Davidson Inc.	10,831	515
	New York Times Co. Class A	13,165	507
*	Alaska Air Group Inc.	10,562	505
	Toll Brothers Inc.	8,423	505
*	Capri Holdings Ltd.	10,060	499
	Polaris Inc.	4,349	495
*	Norwegian Cruise Line Holdings Ltd.	33,227	492
*	Skechers USA Inc. Class A	10,771	479
*	Light & Wonder Inc.	7,505	470
	Marriott Vacations Worldwide Corp.	3,048	466
*	Avis Budget Group Inc.	2,080	457
	H&R Block Inc.	12,431	457
*	RH	1,515	453
	Macy's Inc.	21,869	447
	Newell Brands Inc.	30,409	447
*	IAA Inc.	10,831	443
	Fox Corp. Class B	13,639	440
*	Hyatt Hotels Corp. Class A	3,758	437
	Murphy USA Inc.	1,665	425
	PVH Corp.	5,179	416
*,1	GameStop Corp. Class A	21,598	415
*	Asbury Automotive Group Inc.	1,798	408
*	Fox Factory Holding Corp.	3,462	407
	Wingstop Inc.	2,367	403
	Boyd Gaming Corp.	6,025	392
*,1	Lucid Group Inc.	42,560	389
*	AutoNation Inc.	2,762	377
	Ralph Lauren Corp. Class A	3,170	375
*	Penn Entertainment Inc.	12,256	374
	Leggett & Platt Inc.	10,792	372
	Thor Industries Inc.	4,076	371
*	Visteon Corp.	2,218	370
*	Bright Horizons Family Solutions Inc.	4,636	365
*	Liberty Media Corp.- Liberty SiriusXM Class C	11,240	362
	Academy Sports & Outdoors Inc.	6,110	361
*	Adient plc	8,034	343
*	Hilton Grand Vacations Inc.	6,798	325
*	Coty Inc. Class A	28,309	320
	U-Haul Holding Co.	5,708	318
*	Meritage Homes Corp.	2,900	317
*	Peloton Interactive Inc. Class A	24,282	314
	Madison Square Garden Sports Corp.	1,638	313
	Choice Hotels International Inc.	2,549	302
	TEGNA Inc.	17,385	302
*	Taylor Morrison Home Corp. Class A	8,323	298
		Shares	Market Value• ($000)
	Penske Automotive Group Inc.	2,057	297
	Wendy's Co.	13,526	297
*	elf Beauty Inc.	3,959	296
*	Ollie's Bargain Outlet Holdings Inc.	5,064	291
*	Hertz Global Holdings Inc.	15,608	289
	Foot Locker Inc.	6,582	288
*,1	AMC Entertainment Holdings Inc. Class A	40,400	288
	World Wrestling Entertainment Inc. Class A	3,415	287
*	Skyline Champion Corp.	4,175	286
*	Grand Canyon Education Inc.	2,487	282
*	Topgolf Callaway Brands Corp.	11,799	273
*	YETI Holdings Inc.	6,940	271
	Travel + Leisure Co.	6,335	266
*	Lyft Inc. Class A	26,195	262
	Kohl's Corp.	9,301	261
	Signet Jewelers Ltd.	3,638	261
*	Wayfair Inc. Class A	6,371	258
*	Victoria's Secret & Co.	6,463	256
*	Goodyear Tire & Rubber Co.	22,319	254
	Group 1 Automotive Inc.	1,143	253
	Kontoor Brands Inc.	4,849	253
[1]	Sirius XM Holdings Inc.	57,215	251
	Columbia Sportswear Co.	2,847	248
*	JetBlue Airways Corp.	29,040	241
*	National Vision Holdings Inc.	6,391	239
	LCI Industries	2,032	229
	Steven Madden Ltd.	6,268	228
	Carter's Inc.	3,013	227
*	Liberty Media Corp.- Liberty SiriusXM Class A	6,898	223
*	Copa Holdings SA Class A	2,353	217
	KB Home	6,130	216
	Papa John's International Inc.	2,560	215
*	Helen of Troy Ltd.	1,870	211
	International Game Technology plc	7,899	210
*	Cavco Industries Inc.	734	209
	Rush Enterprises Inc. Class A	3,633	206
*	SeaWorld Entertainment Inc.	3,177	205
	Gap Inc.	15,639	203
*	Sonos Inc.	10,341	201
*,1	QuantumScape Corp. Class A	21,008	201
*	Dorman Products Inc.	2,119	197
*	Boot Barn Holdings Inc.	2,530	196
	Cracker Barrel Old Country Store Inc.	1,785	194
	Graham Holdings Co. Class B	309	194
*	Tri Pointe Homes Inc.	7,997	191
	Bloomin' Brands Inc.	7,037	184
	Inter Parfums Inc.	1,529	184
*	frontdoor Inc.	6,466	183
*,1	Luminar Technologies Inc. Class A	20,366	182
*	Shake Shack Inc. Class A	3,236	181

6

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	TripAdvisor Inc.	8,333	180
	American Eagle Outfitters Inc.	12,361	178
*	Gentherm Inc.	2,768	176
	Red Rock Resorts Inc. Class A	4,030	176
*	LGI Homes Inc.	1,668	174
	Nordstrom Inc.	8,912	174
*	Duolingo Inc.	1,905	173
	MDC Holdings Inc.	4,658	172
*	Six Flags Entertainment Corp.	6,373	168
*	Under Armour Inc. Class C	19,146	168
	Dana Inc.	10,508	166
*	Leslie's Inc.	12,982	164
	Strategic Education Inc.	1,892	161
	John Wiley & Sons Inc. Class A	3,566	159
	Cheesecake Factory Inc.	4,202	157
*	Chegg Inc.	9,897	157
	Hanesbrands Inc.	27,699	157
	Spirit Airlines Inc.	8,467	155
*	Sally Beauty Holdings Inc.	9,516	153
	Winnebago Industries Inc.	2,405	153
	PriceSmart Inc.	2,163	151
*	Urban Outfitters Inc.	5,557	150
*	Driven Brands Holdings Inc.	5,272	147
*	Madison Square Garden Entertainment Corp.	2,405	146
*	ODP Corp.	3,208	145
*	Adtalem Global Education Inc.	3,683	144
	MillerKnoll Inc.	6,048	144
	Oxford Industries Inc.	1,227	144
*	Dave & Buster's Entertainment Inc.	3,571	143
*	Stride Inc.	3,371	143
*	Brinker International Inc.	3,695	140
	Laureate Education Inc.	11,719	139
	Lennar Corp. Class B	1,694	138
	Acushnet Holdings Corp.	2,829	137
*	Under Armour Inc. Class A	13,785	137
*	Sabre Corp.	26,618	135
	Monro Inc.	2,650	134
*	Vista Outdoor Inc.	4,678	134
*	M/I Homes Inc.	2,295	133
*	Liberty Media Corp.- Liberty Formula One Class A	2,153	131
*	KAR Auction Services Inc.	9,123	130
	Century Communities Inc.	2,137	128
*	Abercrombie & Fitch Co. Class A	4,287	126
*	Everi Holdings Inc.	6,549	124
	Jack in the Box Inc.	1,583	124
	News Corp. Class B	7,106	123
*	Coursera Inc.	10,738	121
*	Allegiant Travel Co.	1,166	120
[1]	Dillard's Inc. Class A	338	120
	HNI Corp.	3,807	119
	Wolverine World Wide Inc.	7,121	119
	La-Z-Boy Inc.	3,655	118
[1]	Paramount Global Class A	4,718	116
*,1	Fisker Inc.	15,579	116
*	Knowles Corp.	6,638	113
*	Liberty Media Corp.- Liberty Braves Class C	3,364	113
		Shares	Market Value• ($000)
	Upbound Group Inc.	4,179	112
*	XPEL Inc.	1,638	109
*	Central Garden & Pet Co. Class A	2,806	108
*	Cinemark Holdings Inc.	7,938	108
*	ACV Auctions Inc. Class A	8,643	106
*	Malibu Boats Inc. Class A	1,742	104
	Scholastic Corp.	2,252	103
*	Figs Inc. Class A	10,761	99
*	Lions Gate Entertainment Corp. Class B	9,839	98
*	Cars.com Inc.	5,060	97
*	PROG Holdings Inc.	3,854	95
	Buckle Inc.	2,270	93
	U-Haul Holding Co. (XNYS)	1,397	90
	Sturm Ruger & Co. Inc.	1,540	90
	Matthews International Corp. Class A	2,272	87
*	Central Garden & Pet Co.	2,093	85
	Dine Brands Global Inc.	1,098	84
*	iRobot Corp.	2,048	84
	Gray Television Inc.	6,907	81
*	Revolve Group Inc.	2,947	80
*	PowerSchool Holdings Inc. Class A	3,485	80
*	Playtika Holding Corp.	8,138	78
	Camping World Holdings Inc. Class A	3,394	77
	Sonic Automotive Inc. Class A	1,354	77
	Winmark Corp.	256	75
*	TravelCenters of America Inc.	892	75
*	American Axle & Manufacturing Holdings Inc.	8,291	73
*,1	Carvana Co. Class A	7,781	73
*	Lions Gate Entertainment Corp. Class A	6,750	72
	Monarch Casino & Resort Inc.	965	71
[1]	Krispy Kreme Inc.	5,423	71
*	Clean Energy Fuels Corp.	12,427	70
*	Life Time Group Holdings Inc.	3,888	70
	Caleres Inc.	2,636	69
*	Perdoceo Education Corp.	4,895	67
*	G-III Apparel Group Ltd.	3,951	66
*	SkyWest Inc.	3,459	66
*	Golden Entertainment Inc.	1,545	64
	Hibbett Inc.	891	64
*	Imax Corp.	3,450	64
*	QuinStreet Inc.	3,737	63
*	iHeartMedia Inc. Class A	8,734	63
*	Green Brick Partners Inc.	1,975	62
*	Sleep Number Corp.	1,511	60
*	Petco Health & Wellness Co. Inc. Class A	5,688	59
*	Overstock.com Inc.	3,008	58
	Franchise Group Inc.	2,081	58
	Ermenegildo Zegna NV	4,483	58
*	BJ's Restaurants Inc.	1,783	57
*	Sweetgreen Inc. Class A	6,544	57
*	Qurate Retail Inc. Series A	26,747	56
*	OneSpaWorld Holdings Ltd.	4,854	56
*	2U Inc.	6,188	55
*	Chico's FAS Inc.	9,423	54

7

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Genesco Inc.	1,206	54
*	MarineMax Inc.	1,616	54
	RCI Hospitality Holdings Inc.	642	54
*	EW Scripps Co. Class A	4,281	54
	Standard Motor Products Inc.	1,386	54
*	AMC Networks Inc. Class A	2,408	54
*,1	Mister Car Wash Inc.	5,871	54
	Steelcase Inc. Class A	6,706	53
*	GoPro Inc. Class A	9,848	51
	Sinclair Broadcast Group Inc. Class A	3,153	51
*	Udemy Inc.	5,360	51
	Kimball International Inc. Class B	7,189	50
[1]	Guess? Inc.	2,326	49
*	Corsair Gaming Inc.	2,808	49
*,1	Bally's Corp.	2,505	49
*	Vizio Holding Corp. Class A	4,744	49
*	Chuy's Holdings Inc.	1,332	48
*	Clear Channel Outdoor Holdings Inc.	26,849	48
*	Sun Country Airlines Holdings Inc.	2,402	48
*	Denny's Corp.	4,043	47
	Arko Corp.	5,892	47
*	Portillo's Inc. Class A	2,060	47
*	Master Craft Boat Holdings Inc.	1,340	45
	Ruth's Hospitality Group Inc.	2,432	45
	Ethan Allen Interiors Inc.	1,505	44
	Haverty Furniture Cos. Inc.	1,132	43
*	Hawaiian Holdings Inc.	3,880	43
*	Stoneridge Inc.	1,813	43
*	Children's Place Inc.	1,008	42
*	Thryv Holdings Inc.	1,768	42
	Interface Inc. Class A	4,598	41
	Movado Group Inc.	1,183	41
*	Stagwell Inc.	5,921	41
*	Boston Omaha Corp. Class A	1,587	38
	Rush Enterprises Inc. Class B	641	38
	Shoe Carnival Inc.	1,428	38
*	Xponential Fitness Inc. Class A	1,450	37
	Designer Brands Inc. Class A	3,632	36
*	Viad Corp.	1,399	36
	A-Mark Precious Metals Inc.	1,244	36
	El Pollo Loco Holdings Inc.	2,931	35
*	Integral Ad Science Holding Corp.	3,232	35
*	America's Car-Mart Inc.	398	34
	Carriage Services Inc. Class A	1,004	34
*	Accel Entertainment Inc. Class A	3,741	34
	Smith & Wesson Brands Inc.	3,140	34
	Alta Equipment Group Inc.	1,790	34
	Aaron's Co. Inc.	2,402	34
*	Frontier Group Holdings Inc.	2,927	34
		Shares	Market Value• ($000)
*	Bowlero Corp.	2,215	34
*	Hovnanian Enterprises Inc. Class A	485	33
*	Gannett Co. Inc.	10,957	33
*	Beazer Homes USA Inc.	2,157	32
	Entravision Communications Corp. Class A	4,868	32
	European Wax Center Inc. Class A	1,711	32
*	Daily Journal Corp.	99	30
	Marcus Corp.	1,834	29
*	Quotient Technology Inc.	7,667	29
*	Stitch Fix Inc. Class A	6,173	29
*	Zumiez Inc.	1,236	29
*	Sportsman's Warehouse Holdings Inc.	3,203	29
*,1	Dream Finders Homes Inc. Class A	2,417	29
*	Rover Group Inc. Class A	6,921	29
*	Destination XL Group Inc.	4,651	28
	Johnson Outdoors Inc. Class A	413	27
*	Lovesac Co.	925	27
*	Full House Resorts Inc.	2,807	27
*	Instructure Holdings Inc.	1,042	27
	Big Lots Inc.	1,843	26
*	1-800-Flowers.com Inc. Class A	2,478	25
	Global Industrial Co.	894	25
*	OneWater Marine Inc. Class A	854	24
	Bluegreen Vacations Holding Class A	712	24
*	Playstudios Inc.	6,462	24
*	Lindblad Expeditions Holdings Inc.	2,687	23
*	Liquidity Services Inc.	1,795	23
*	Build-A-Bear Workshop Inc.	1,109	23
*	CarParts.com Inc.	3,721	23
*	Allbirds Inc. Class A	7,898	23
*	Funko Inc. Class A	2,050	22
*	Noodles & Co. Class A	3,848	22
*	Universal Technical Institute Inc.	3,031	22
*,1	Blink Charging Co.	2,383	22
*	Arlo Technologies Inc.	5,486	21
	Clarus Corp.	2,124	21
*	Rush Street Interactive Inc.	5,041	21
*	Fossil Group Inc.	4,602	20
*	Motorcar Parts of America Inc.	1,559	20
*,1	Purple Innovation Inc. Class A	4,588	20
*	Kura Sushi USA Inc. Class A	319	20
*	Neogames SA	1,301	20
*	Vuzix Corp.	4,507	19
*	First Watch Restaurant Group Inc.	1,216	19
*	American Public Education Inc.	1,653	18
	Rocky Brands Inc.	692	18
*	Inspired Entertainment Inc.	1,134	18
[1]	Big 5 Sporting Goods Corp.	1,913	17
*	ContextLogic Inc. Class A	34,885	17
*	Legacy Housing Corp.	798	16
*	Selectquote Inc.	6,909	16

8

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*,1	Lordstown Motors Corp. Class A	15,158	16
*	BARK Inc.	10,841	15
*	Sonder Holdings Inc.	14,353	15
*	Cardlytics Inc.	2,612	14
*	Tupperware Brands Corp.	3,418	14
*	Century Casinos Inc.	1,377	13
*	LL Flooring Holdings Inc.	2,495	13
*	Universal Electronics Inc.	1,057	13
*	AMMO Inc.	6,813	13
*	Snap One Holdings Corp.	1,146	13
*	Citi Trends Inc.	438	12
*,1	Vacasa Inc.	8,311	12
*	Eastman Kodak Co.	3,188	11
	Cato Corp. Class A	1,059	10
*	Liberty Media Corp.- Liberty Braves Class A	304	10
*	Tile Shop Holdings Inc.	1,892	10
*	Tilly's Inc. Class A	1,108	10
*	WW International Inc.	2,751	10
*,1	Canoo Inc.	11,616	9
*	Wheels Up Experience Inc.	7,902	9
*	Conn's Inc.	928	8
	Weyco Group Inc.	309	8
*	ONE Group Hospitality Inc.	983	8
*	Latham Group Inc.	2,536	8
*	Holley Inc.	3,560	8
*	Rent the Runway Inc. Class A	2,484	8
*,1	Bed Bath & Beyond Inc.	5,313	7
*	Biglari Holdings Inc. Class B	37	7
*	Container Store Group Inc.	1,541	7
*	Outbrain Inc.	1,473	7
*	Reservoir Media Inc.	1,024	7
*	Nerdy Inc.	2,741	7
	Superior Group of Cos. Inc.	500	6
*	Urban One Inc.	1,235	6
*,1	Mullen Automotive Inc.	24,590	6
*	Gambling.com Group Ltd.	588	6
*	Cumulus Media Inc. Class A	916	5
*	Duluth Holdings Inc. Class B	760	5
*	Lands' End Inc.	694	5
*	RealReal Inc.	3,816	5
*	Turtle Beach Corp.	677	5
	Marine Products Corp.	357	5
*	RumbleON Inc. Class B	514	5
*	ThredUP Inc. Class A	2,931	5
*	F45 Training Holdings Inc.	2,210	5
*,1	Cenntro Electric Group Ltd.	9,197	5
	Lifetime Brands Inc.	528	4
*	Aterian Inc.	3,341	4
*	Landsea Homes Corp.	645	4
*	Traeger Inc.	1,061	4
*,1	Focus Universal Inc.	888	4
*	Express Inc.	3,256	3
*	Ondas Holdings Inc.	1,729	3
*,1	Faraday Future Intelligent Electric Inc.	4,984	3
	JOANN Inc.	585	2
*	Torrid Holdings Inc.	617	2
*	Solo Brands Inc. Class A	552	2
*	Bird Global Inc.	10,554	2
	NL Industries Inc.	169	1
*	Audacy Inc. Class A	5,246	1
		Shares	Market Value• ($000)
*	aka Brands Holding Corp.	601	1
*	Lulu's Fashion Lounge Holdings Inc.	487	1
			450,829
Consumer Staples (5.4%)
	Procter & Gamble Co.	189,774	26,105
	PepsiCo Inc.	111,145	19,287
	Coca-Cola Co.	313,776	18,673
	Philip Morris International Inc.	124,741	12,137
	CVS Health Corp.	105,506	8,814
	Mondelez International Inc. Class A	109,832	7,159
	Altria Group Inc.	144,488	6,709
	Colgate-Palmolive Co.	66,141	4,848
	McKesson Corp.	11,413	3,992
	General Mills Inc.	48,022	3,818
	Corteva Inc.	57,390	3,575
	Archer-Daniels-Midland Co.	44,067	3,508
	Kimberly-Clark Corp.	26,859	3,359
	Sysco Corp.	40,867	3,047
*	Monster Beverage Corp.	29,467	2,999
	Hershey Co.	11,727	2,795
	Constellation Brands Inc. Class A	12,197	2,728
	Keurig Dr Pepper Inc.	69,065	2,386
	Kroger Co.	52,707	2,274
	Kraft Heinz Co.	55,933	2,178
	Walgreens Boots Alliance Inc.	57,205	2,033
	AmerisourceBergen Corp.	12,504	1,945
	Church & Dwight Co. Inc.	19,565	1,639
	Clorox Co.	9,928	1,543
	McCormick & Co. Inc.	20,128	1,496
	Conagra Brands Inc.	37,856	1,378
	Tyson Foods Inc. Class A	22,976	1,361
	Kellogg Co.	20,305	1,339
	J M Smucker Co.	8,204	1,213
	Lamb Weston Holdings Inc.	11,548	1,162
	Bunge Ltd.	11,220	1,072
	Hormel Foods Corp.	23,046	1,023
	Brown-Forman Corp. Class B	13,190	856
	Campbell Soup Co.	15,395	809
*	Darling Ingredients Inc.	12,776	808
	Molson Coors Beverage Co. Class B	14,048	747
*	Performance Food Group Co.	12,110	685
	Casey's General Stores Inc.	2,948	613
*	US Foods Holding Corp.	16,293	611
	Ingredion Inc.	5,179	515
	Flowers Foods Inc.	15,039	419
*	Post Holdings Inc.	4,409	397
*	Celsius Holdings Inc.	4,377	397
	Brown-Forman Corp. Class A	5,533	359
*	BellRing Brands Inc.	11,006	340
	Lancaster Colony Corp.	1,547	297
*	Hostess Brands Inc. Class A	11,651	288
*	Simply Good Foods Co.	7,168	274
	Albertsons Cos. Inc. Class A	13,226	263
*	Sprouts Farmers Market Inc.	8,407	255

9

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Boston Beer Co. Inc. Class A	732	237
*	Freshpet Inc.	3,622	225
	Coca-Cola Consolidated Inc.	382	213
*	TreeHouse Foods Inc.	4,334	211
	Spectrum Brands Holdings Inc.	3,266	209
	Energizer Holdings Inc.	5,708	207
	Primo Water Corp.	13,163	204
*	Grocery Outlet Holding Corp.	7,300	197
	WD-40 Co.	1,114	193
*	United Natural Foods Inc.	4,699	191
	J & J Snack Foods Corp.	1,287	182
	Edgewell Personal Care Co.	4,238	181
	Cal-Maine Foods Inc.	3,087	175
	Nu Skin Enterprises Inc. Class A	4,003	159
*	Herbalife Nutrition Ltd.	8,061	156
*	Hain Celestial Group Inc.	7,976	142
	Vector Group Ltd.	10,533	140
	Andersons Inc.	2,821	129
	Reynolds Consumer Products Inc.	4,581	126
	Universal Corp.	2,330	118
	Weis Markets Inc.	1,532	117
	Ingles Markets Inc. Class A	1,251	112
*	Beauty Health Co.	8,585	108
	MGP Ingredients Inc.	1,031	105
*,1	Beyond Meat Inc.	5,699	102
*	Chefs' Warehouse Inc.	2,891	94
	Medifast Inc.	814	91
	Fresh Del Monte Produce Inc.	2,861	90
	Seaboard Corp.	22	87
*	Pilgrim's Pride Corp.	3,555	83
*	National Beverage Corp.	1,741	81
	Utz Brands Inc.	4,788	79
	SpartanNash Co.	2,638	71
	B&G Foods Inc.	5,308	67
	John B Sanfilippo & Son Inc.	665	60
*	SunOpta Inc.	7,268	56
*	USANA Health Sciences Inc.	889	54
	Tootsie Roll Industries Inc.	1,136	50
*	Duckhorn Portfolio Inc.	3,128	48
*	Olaplex Holdings Inc.	9,814	48
	Calavo Growers Inc.	1,344	43
	ACCO Brands Corp.	7,257	41
*	Vital Farms Inc.	2,396	39
*	Sovos Brands Inc.	2,912	38
*	Mission Produce Inc.	3,184	37
*	Vita Coco Co. Inc.	2,170	37
[1]	PetMed Express Inc.	1,610	30
*	Benson Hill Inc.	12,664	28
	Turning Point Brands Inc.	1,062	25
*	GrowGeneration Corp.	4,609	20
*	Seneca Foods Corp. Class A	320	18
*	Veru Inc.	4,660	18
*	Rite Aid Corp.	4,271	17
	Village Super Market Inc. Class A	770	17
*	Lifecore Biomedical Inc.	2,453	14
*	Whole Earth Brands Inc.	4,175	14
*	Honest Co. Inc.	5,172	14
		Shares	Market Value• ($000)
*	Brookfield Realty Capital Corp.	1,289	9
	Alico Inc.	325	8
*	HF Foods Group Inc.	1,690	7
*	22nd Century Group Inc.	7,305	7
*	Nature's Sunshine Products Inc.	687	7
	Natural Grocers by Vitamin Cottage Inc.	516	6
*,1	Local Bounti Corp.	6,599	5
*	Tattooed Chef Inc.	2,273	3
*	AppHarvest Inc.	3,250	3
*	PLBY Group Inc.	1,450	3
*	Vintage Wine Estates Inc.	1,643	3
			172,237
Energy (5.0%)
	Exxon Mobil Corp.	331,634	36,450
	Chevron Corp.	155,628	25,020
	ConocoPhillips	100,404	10,377
	Schlumberger Ltd.	113,981	6,065
	EOG Resources Inc.	47,164	5,330
	Marathon Petroleum Corp.	37,559	4,642
	Valero Energy Corp.	30,957	4,078
	Phillips 66	37,943	3,891
	Pioneer Natural Resources Co.	19,170	3,842
	Occidental Petroleum Corp.	63,910	3,743
	Cheniere Energy Inc.	20,021	3,150
	Hess Corp.	22,686	3,056
	Williams Cos. Inc.	97,582	2,937
	Devon Energy Corp.	52,405	2,826
	Kinder Morgan Inc.	159,960	2,729
	Halliburton Co.	72,248	2,618
	ONEOK Inc.	35,446	2,320
	Baker Hughes Co. Class A	75,485	2,310
*	Enphase Energy Inc.	10,538	2,219
	Diamondback Energy Inc.	14,017	1,970
	Coterra Energy Inc.	63,546	1,587
*	First Solar Inc.	8,525	1,442
	Targa Resources Corp.	18,033	1,336
	Marathon Oil Corp.	50,900	1,280
	APA Corp.	25,824	991
	EQT Corp.	29,392	975
	Ovintiv Inc. (XNYS)	19,819	848
	Texas Pacific Land Corp.	472	840
	Chesapeake Energy Corp.	9,611	777
	NOV Inc.	32,029	701
*	Plug Power Inc.	41,036	610
*	Antero Resources Corp.	22,702	595
	HF Sinclair Corp.	10,843	539
	Range Resources Corp.	19,128	515
	ChampionX Corp.	16,249	497
	Matador Resources Co.	9,139	492
	PDC Energy Inc.	7,170	481
*	Southwestern Energy Co.	88,772	470
	Murphy Oil Corp.	11,995	468
	Chord Energy Corp.	3,364	453
	Civitas Resources Inc.	6,098	428
	DTE Midstream LLC	7,734	388
*	Weatherford International plc	5,611	374
	Helmerich & Payne Inc.	8,228	346
	PBF Energy Inc. Class A	7,617	333
*	Denbury Inc.	3,940	328
*	Valaris Ltd.	4,821	324
	Magnolia Oil & Gas Corp. Class A	13,950	305

10

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	SM Energy Co.	9,573	282
*	Kosmos Energy Ltd.	35,875	282
*	Noble Corp. plc	6,736	281
	Antero Midstream Corp.	26,444	279
*	Shoals Technologies Group Inc. Class A	10,766	264
*	Peabody Energy Corp.	9,362	256
	California Resources Corp.	5,873	248
	Patterson-UTI Energy Inc.	17,477	239
	Arcosa Inc.	3,916	237
*,1	ChargePoint Holdings Inc.	20,416	232
	Cactus Inc. Class A	4,914	226
*	CNX Resources Corp.	14,510	223
*	Array Technologies Inc.	11,707	219
	Equitrans Midstream Corp.	36,158	218
	Alpha Metallurgical Resources Inc.	1,194	200
	Permian resources Corp. Class A	17,553	190
*	Golar LNG Ltd.	8,185	187
[1]	Arch Resources Inc.	1,164	183
	Liberty Energy Inc. Class A	11,532	176
*	Oceaneering International Inc.	8,338	174
*	Tidewater Inc.	3,518	172
	Warrior Met Coal Inc.	4,208	161
	Northern Oil and Gas Inc.	5,185	161
*	Green Plains Inc.	4,596	159
	New Fortress Energy Inc. Class A	4,633	153
*	Callon Petroleum Co.	3,803	147
	CONSOL Energy Inc.	2,667	146
	Delek US Holdings Inc.	5,633	142
	World Fuel Services Corp.	5,099	140
*	NexTier Oilfield Solutions Inc.	14,345	131
	Sitio Royalties Corp. Class A	5,585	131
*	Expro Group Holdings NV	5,675	129
*	Borr Drilling Ltd.	16,919	122
*	Nabors Industries Ltd. (XNYS)	792	119
*	Par Pacific Holdings Inc.	4,075	113
*	Ameresco Inc. Class A	2,493	110
	Enviva Inc.	2,505	109
	Archrock Inc.	9,738	108
*	NOW Inc.	8,352	107
*	Diamond Offshore Drilling Inc.	8,651	103
*	FuelCell Energy Inc.	30,111	101
*	Talos Energy Inc.	5,544	99
*	Stem Inc.	11,891	97
*,1	SunPower Corp.	6,252	94
*	Dril-Quip Inc.	2,619	90
*	Helix Energy Solutions Group Inc.	10,651	88
	Comstock Resources Inc.	6,882	84
*	Vital Energy Inc.	1,456	75
	CVR Energy Inc.	2,231	71
*	MRC Global Inc.	6,053	68
*	Gulfport Energy Corp.	952	63
	Ranger Oil Corp. Class A	1,437	60
*	Montauk Renewables Inc.	6,061	60
*	ProPetro Holding Corp.	6,606	58
*	Tellurian Inc.	38,736	58
	SunCoke Energy Inc.	5,857	56
	Berry Corp.	5,666	53
		Shares	Market Value• ($000)
	RPC Inc.	5,713	50
*	Bristow Group Inc.	1,775	48
*,1	Fluence Energy Inc.	2,515	47
*	Oil States International Inc.	4,787	44
*	Earthstone Energy Inc. Class A	3,116	43
	VAALCO Energy Inc.	8,644	41
*	W&T Offshore Inc.	7,294	41
*	Centrus Energy Corp. Class A	888	40
*	DMC Global Inc.	1,489	40
*	REX American Resources Corp.	1,227	40
	Select Energy Services Inc. Class A	5,314	39
[1]	Crescent Energy Inc. Class A	3,082	36
[1]	Kinetik Holdings Inc. Class A	1,169	35
*	SandRidge Energy Inc.	2,266	33
*	TETRA Technologies Inc.	9,139	33
*,1	ProFrac Holding Corp. Class A	1,689	32
*	Vitesse Energy Inc.	1,864	32
*	Newpark Resources Inc.	6,907	31
*	Solid Power Inc.	9,314	31
*,1	EVgo Inc.	5,085	30
	Riley Exploration Permian Inc.	911	28
*	Amplify Energy Corp.	3,269	27
*	Gevo Inc.	14,728	27
*	TPI Composites Inc.	2,358	27
*	National Energy Services Reunited Corp.	4,014	26
	Solaris Oilfield Infrastructure Inc. Class A	2,676	24
*	SilverBow Resources Inc.	884	22
*	Ring Energy Inc.	8,850	19
*	Energy Vault Holdings Inc.	5,011	17
	Ramaco Resources Inc.	1,120	11
*	NextDecade Corp.	1,561	11
	HighPeak Energy Inc.	323	9
	NACCO Industries Inc. Class A	206	8
*	FTC Solar Inc.	2,141	7
*,1	ESS Tech Inc.	4,038	7
*	NEXTracker Inc. Class A	196	6
*	Aemetis Inc.	1,528	5
*	Volta Inc.	6,132	5
*	Empire Petroleum Corp.	399	5
*	Heliogen Inc.	7,980	2
			157,889
Financials (12.0%)
*	Berkshire Hathaway Inc. Class B	145,136	44,293
	JPMorgan Chase & Co.	234,691	33,643
	Bank of America Corp.	565,072	19,382
	Wells Fargo & Co.	305,058	14,268
	Morgan Stanley	99,233	9,576
	Charles Schwab Corp.	122,392	9,537
	Goldman Sachs Group Inc.	26,362	9,270
	S&P Global Inc.	26,237	8,952
	BlackRock Inc.	12,098	8,341
	Citigroup Inc.	155,341	7,874
	Chubb Ltd.	33,402	7,048
	Progressive Corp.	47,042	6,751

11

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Marsh & McLennan Cos. Inc.	39,841	6,460
	CME Group Inc.	28,829	5,344
	US Bancorp	108,077	5,159
	Blackstone Inc.	56,272	5,109
	PNC Financial Services Group Inc.	32,336	5,106
	Truist Financial Corp.	106,888	5,018
	Aon plc Class A (XNYS)	16,414	4,991
	Intercontinental Exchange Inc.	44,442	4,524
	MetLife Inc.	53,140	3,812
	Moody's Corp.	12,848	3,728
	American International Group Inc.	59,224	3,619
	Travelers Cos. Inc.	18,832	3,486
	Aflac Inc.	49,487	3,373
	MSCI Inc. Class A	6,291	3,285
	Arthur J Gallagher & Co.	16,768	3,141
	Bank of New York Mellon Corp.	59,180	3,011
	Prudential Financial Inc.	30,005	3,000
	Ameriprise Financial Inc.	8,513	2,919
	Allstate Corp.	21,398	2,756
	Apollo Global Management Inc.	38,817	2,752
	State Street Corp.	29,483	2,615
	KKR & Co. Inc.	45,710	2,576
	Discover Financial Services	22,061	2,471
	M&T Bank Corp.	13,833	2,148
	Willis Towers Watson plc	8,605	2,017
*	Arch Capital Group Ltd.	28,618	2,003
	Fifth Third Bancorp	55,035	1,998
	T Rowe Price Group Inc.	17,735	1,991
	Hartford Financial Services Group Inc.	25,328	1,983
	First Republic Bank	14,820	1,823
	Huntington Bancshares Inc.	115,504	1,770
	Principal Financial Group Inc.	19,457	1,743
	Regions Financial Corp.	74,588	1,739
	Raymond James Financial Inc.	15,604	1,692
	Citizens Financial Group Inc.	38,927	1,626
	LPL Financial Holdings Inc.	6,390	1,595
	Northern Trust Corp.	16,413	1,564
	Nasdaq Inc.	27,603	1,547
	Cincinnati Financial Corp	12,541	1,514
*	Markel Corp.	1,089	1,448
	KeyCorp	75,874	1,388
*	SVB Financial Group	4,702	1,355
	Broadridge Financial Solutions Inc.	9,351	1,316
	FactSet Research Systems Inc.	3,070	1,273
	Everest Re Group Ltd.	3,149	1,209
	W R Berkley Corp.	17,014	1,126
	Brown & Brown Inc.	19,333	1,084
	Cboe Global Markets Inc.	8,533	1,077
	First Horizon Corp.	41,345	1,024
	MarketAxess Holdings Inc.	2,995	1,023
	Ares Management Corp. Class A	12,622	1,018
	Loews Corp.	15,701	959
	Equitable Holdings Inc.	29,590	930
	Globe Life Inc.	7,165	872
	East West Bancorp Inc.	11,273	859
		Shares	Market Value• ($000)
*,1	Coinbase Global Inc. Class A	12,999	843
	Fidelity National Financial Inc.	21,120	842
	Reinsurance Group of America Inc.	5,346	772
[1]	Annaly Capital Management Inc.	36,473	754
	Comerica Inc.	10,672	748
	RenaissanceRe Holdings Ltd.	3,434	738
	Webster Financial Corp.	13,761	731
	American Financial Group Inc.	5,374	721
	Ally Financial Inc.	23,888	718
	Unum Group	16,001	713
	Franklin Resources Inc.	22,633	667
	Western Alliance Bancorp	8,837	656
	First Citizens BancShares Inc. Class A	884	649
	Interactive Brokers Group Inc. Class A	7,386	636
	Tradeweb Markets Inc. Class A	8,670	615
	Cullen/Frost Bankers Inc.	4,621	609
	Commerce Bancshares Inc.	9,085	601
	Jefferies Financial Group Inc.	15,915	601
	Zions Bancorp NA	11,715	593
	Old Republic International Corp.	22,233	586
	Voya Financial Inc.	7,872	586
	Signature Bank	4,970	572
	Carlyle Group Inc.	16,641	572
	Primerica Inc.	2,919	560
	Kinsale Capital Group Inc.	1,719	548
	Stifel Financial Corp.	8,170	546
	Assurant Inc.	4,252	542
	Invesco Ltd.	29,845	527
	Prosperity Bancshares Inc.	7,003	515
	SEI Investments Co.	8,381	505
	AGNC Investment Corp.	45,176	491
	Selective Insurance Group Inc.	4,820	489
	SouthState Corp.	5,988	483
	Affiliated Managers Group Inc.	3,022	482
	Erie Indemnity Co. Class A	2,025	477
	Synovus Financial Corp.	11,321	473
	New York Community Bancorp Inc.	52,853	469
	First American Financial Corp.	8,182	465
*	Robinhood Markets Inc. Class A	44,209	445
	United Bankshares Inc.	10,874	443
	Starwood Property Trust Inc.	22,974	440
	Pinnacle Financial Partners Inc.	5,895	437
	Wintrust Financial Corp.	4,745	437
	Glacier Bancorp Inc.	9,174	435
	RLI Corp.	3,154	435
	Lincoln National Corp.	13,491	428
*,1	SoFi Technologies Inc.	63,290	418
[1]	Blue Owl Capital Inc. Class A	33,605	415
	Old National Bancorp	23,326	412

12

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Morningstar Inc.	1,959	406
	FNB Corp.	28,388	405
	Popular Inc.	5,650	403
	Bank OZK	8,704	401
	Hanover Insurance Group Inc.	2,830	395
	OneMain Holdings Inc.	9,099	392
	Valley National Bancorp	33,687	390
	Evercore Inc. Class A	2,968	389
	Houlihan Lokey Inc. Class A	4,067	389
	Cadence Bank	14,518	386
	Axis Capital Holdings Ltd.	6,329	384
	First Financial Bankshares Inc.	10,407	382
	Essent Group Ltd.	8,383	360
	Home BancShares Inc.	14,587	352
	Hancock Whitney Corp.	6,970	342
*	Brighthouse Financial Inc.	5,784	334
	UMB Financial Corp.	3,516	319
	Kemper Corp.	5,161	318
	Rithm Capital Corp.	34,818	317
	Janus Henderson Group plc	11,513	316
	MGIC Investment Corp.	22,818	314
	ServisFirst Bancshares Inc.	4,172	309
	Umpqua Holdings Corp.	16,864	298
	Assured Guaranty Ltd.	4,744	296
	SLM Corp.	20,206	291
	Independent Bank Corp. (XNGS)	3,634	290
	White Mountains Insurance Group Ltd.	201	290
	First Hawaiian Inc.	10,315	282
	Jackson Financial Inc. Class A	6,145	279
	United Community Banks Inc.	8,398	278
	Radian Group Inc.	12,983	277
	Associated Banc-Corp.	11,939	276
	Blackstone Mortgage Trust Inc. Class A	12,896	273
*	Ryan Specialty Holdings Inc.	6,462	272
	Federated Hermes Inc.	6,809	268
	FirstCash Holdings Inc.	3,038	268
*	Texas Capital Bancshares Inc.	3,946	261
	Community Bank System Inc.	4,244	259
	CVB Financial Corp.	10,786	258
	Cathay General Bancorp	5,955	256
	PacWest Bancorp	9,214	256
*	Mr Cooper Group Inc.	5,450	253
	Ameris Bancorp	5,241	251
*	Focus Financial Partners Inc. Class A	4,825	250
	WSFS Financial Corp.	4,985	249
	Pacific Premier Bancorp Inc.	7,665	248
*	Credit Acceptance Corp.	554	246
	First Interstate BancSystem Inc. Class A	6,919	246
	Lazard Ltd. Class A	6,582	246
	CNO Financial Group Inc.	9,437	242
*	Genworth Financial Inc. Class A	38,805	242
	BOK Financial Corp.	2,301	241
*	Enstar Group Ltd.	967	236
		Shares	Market Value• ($000)
	Atlantic Union Bankshares Corp.	6,222	233
	Bank of Hawaii Corp.	3,119	233
	American Equity Investment Life Holding Co.	5,575	232
	Hamilton Lane Inc. Class A	2,960	230
*	Axos Financial Inc.	4,759	226
	Fulton Financial Corp.	13,141	226
	BankUnited Inc.	6,224	220
	Piper Sandler Cos.	1,459	220
	Simmons First National Corp. Class A	9,879	220
	International Bancshares Corp.	4,489	218
	Walker & Dunlop Inc.	2,496	218
	Moelis & Co. Class A	5,008	214
	First BanCorp (XNYS)	14,423	209
	Arbor Realty Trust Inc.	13,514	204
	First Merchants Corp.	4,854	199
	Eastern Bankshares Inc.	12,685	199
	First Financial Bancorp	7,788	192
	Washington Federal Inc.	5,383	189
	Columbia Banking System Inc.	6,213	185
*,1	Trupanion Inc.	3,107	184
	Banner Corp.	2,871	181
	Seacoast Banking Corp. of Florida	5,880	179
	Towne Bank	5,893	179
	Independent Bank Group Inc.	3,027	178
	Heartland Financial USA Inc.	3,563	176
	WesBanco Inc.	4,749	172
	Enterprise Financial Services Corp.	3,039	165
	Artisan Partners Asset Management Inc. Class A	4,932	163
	Renasant Corp.	4,525	163
*	Bancorp Inc.	4,673	162
	Park National Corp.	1,219	156
	Provident Financial Services Inc.	6,622	155
	PJT Partners Inc. Class A	1,921	152
	Cohen & Steers Inc.	2,091	151
*	BRP Group Inc. Class A	5,215	150
	Lakeland Financial Corp.	2,084	149
	Navient Corp.	8,266	149
	Bank of NT Butterfield & Son Ltd.	4,114	149
	Hilltop Holdings Inc.	4,399	146
	NBT Bancorp Inc.	3,594	146
	BancFirst Corp.	1,604	145
	Trustmark Corp.	4,946	145
*	NMI Holdings Inc. Class A	6,130	143
	PennyMac Financial Services Inc.	2,368	143
	Virtu Financial Inc. Class A	7,799	143
*	StoneX Group Inc.	1,421	143
*	Cannae Holdings Inc.	6,286	142
	Stock Yards Bancorp Inc.	2,428	142
	Horace Mann Educators Corp.	3,811	141
	TriCo Bancshares	2,749	139
	Apollo Commercial Real Estate Finance Inc.	11,990	138

13

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Chimera Investment Corp.	20,712	134
*	Enova International Inc.	2,737	133
	Corebridge Financial Inc.	6,473	131
	BGC Partners Inc. Class A	26,806	130
	New York Mortgage Trust Inc.	48,877	130
	First Bancorp (XNGS)	3,087	128
	First Commonwealth Financial Corp.	7,828	125
	S&T Bancorp Inc.	3,345	125
*	PRA Group Inc.	2,921	124
*	Palomar Holdings Inc.	2,065	124
	PennyMac Mortgage Investment Trust	9,524	124
	Hope Bancorp Inc.	9,627	123
	Northwest Bancshares Inc.	8,832	122
	Sandy Spring Bancorp Inc.	3,718	122
	Veritex Holdings Inc.	4,505	120
	Eagle Bancorp Inc.	2,723	119
	FB Financial Corp.	3,039	115
	Live Oak Bancshares Inc.	3,326	115
	StepStone Group Inc. Class A	4,007	115
	First Busey Corp.	4,734	114
	Ladder Capital Corp. Class A	10,005	113
	National Bank Holdings Corp. Class A	2,765	112
	Safety Insurance Group Inc.	1,368	110
	Pathward Financial Inc.	2,112	108
*	Triumph Financial Inc.	1,762	107
	CNA Financial Corp.	2,423	106
	Tompkins Financial Corp.	1,416	106
	Virtus Investment Partners Inc.	503	106
	Westamerica BanCorp	1,920	106
	Nelnet Inc. Class A	1,106	104
	City Holding Co.	1,042	102
	Compass Diversified Holdings	4,658	101
	Two Harbors Investment Corp.	6,079	101
*	Avantax Inc.	3,473	99
	OFG Bancorp	3,241	99
	OceanFirst Financial Corp.	4,157	99
*	Encore Capital Group Inc.	1,887	98
*,1	Upstart Holdings Inc.	5,273	98
	Stellar Bancorp Inc.	3,252	95
	Claros Mortgage Trust Inc.	6,691	93
	Federal Agricultural Mortgage Corp. Class C	652	92
	Berkshire Hills Bancorp Inc.	3,149	91
	ARMOUR Residential REIT Inc.	16,028	87
	Employers Holdings Inc.	1,926	86
	Lakeland Bancorp Inc.	4,453	86
	Southside Bancshares Inc.	2,260	86
	Stewart Information Services Corp.	1,997	85
*	Customers Bancorp Inc.	2,704	83
	Brookline Bancorp Inc.	6,204	80
	Capitol Federal Financial Inc.	9,506	80
	Origin Bancorp Inc.	2,121	80
	Franklin BSP Realty Trust Inc. REIT	5,723	80
	1st Source Corp.	1,593	79
		Shares	Market Value• ($000)
	ProAssurance Corp.	3,950	79
	German American Bancorp Inc.	1,986	78
	MFA Financial Inc. REIT	7,283	78
	AMERISAFE Inc.	1,405	77
[1]	Cowen Inc. Class A	1,987	77
*	Riot Platforms Inc.	12,103	76
*	MoneyGram International Inc.	6,792	74
	TrustCo Bank Corp. NY	1,940	73
	Ellington Financial Inc.	5,563	72
*	LendingClub Corp.	7,672	72
	Dime Community Bancshares Inc.	2,343	72
	Preferred Bank	1,010	71
*,1	Marathon Digital Holdings Inc.	10,010	71
	Banc of California Inc.	4,012	70
	First Mid Bancshares Inc.	2,267	70
	Mercury General Corp.	2,047	70
*	Nicolet Bankshares Inc.	937	70
	Orchid Island Capital Inc.	6,134	70
	Heritage Financial Corp.	2,471	69
	Argo Group International Holdings Ltd.	2,386	69
	ConnectOne Bancorp Inc.	2,746	67
	Peoples Bancorp Inc.	2,151	67
	Washington Trust Bancorp Inc.	1,596	67
	James River Group Holdings Ltd.	2,732	66
[1]	Rocket Cos. Inc. Class A	8,345	66
	Community Trust Bancorp Inc.	1,523	65
	Mercantile Bank Corp.	1,890	65
	Redwood Trust Inc.	8,559	65
	Premier Financial Corp.	2,612	65
*	Goosehead Insurance Inc. Class A	1,366	64
	Univest Financial Corp.	2,228	63
	WisdomTree Inc.	10,402	62
[1]	B Riley Financial Inc.	1,531	61
	Brightsphere Investment Group Inc.	2,374	60
	QCR Holdings Inc.	1,111	59
	Amerant Bancorp Inc.	2,057	58
	First Community Bankshares Inc.	1,843	58
	First Foundation Inc.	3,824	58
	KKR Real Estate Finance Trust Inc.	4,004	58
	Ready Capital Corp.	5,102	57
	TFS Financial Corp.	3,965	57
*	Ambac Financial Group Inc.	3,383	56
*	Columbia Financial Inc.	2,649	56
*	Open Lending Corp. Class A	7,872	56
	Heritage Commerce Corp.	4,571	55
	Old Second Bancorp Inc.	3,237	54
	Arrow Financial Corp.	1,733	53
	Broadmark Realty Capital Inc.	10,380	53
	Enact Holdings Inc.	2,185	53
*,1	Lemonade Inc.	3,197	52
	Brightspire Capital Inc. Class A	6,976	52
	CBL & Associates Properties Inc.	2,040	52

14

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Hanmi Financial Corp.	2,136	50
*	Assetmark Financial Holdings Inc.	1,571	49
	United Fire Group Inc.	1,715	49
	HarborOne Bancorp Inc.	3,494	48
[1]	Bank First Corp.	572	47
	Horizon Bancorp Inc.	3,118	47
	Peapack-Gladstone Financial Corp.	1,268	47
*	CrossFirst Bankshares Inc.	3,318	47
	First Bancorp Inc. (XNMS)	1,464	46
*	MBIA Inc.	3,324	46
*	Metropolitan Bank Holding Corp.	820	46
	National Western Life Group Inc. Class A	169	46
*	Oscar Health Inc. Class A	8,227	46
	Northfield Bancorp Inc.	3,091	45
	Victory Capital Holdings Inc. Class A	1,325	45
	Byline Bancorp Inc.	1,799	44
	Camden National Corp.	1,064	44
	Dynex Capital Inc.	3,355	44
	HomeStreet Inc.	1,749	44
*	SiriusPoint Ltd.	6,190	44
	Flushing Financial Corp.	2,185	43
	Universal Insurance Holdings Inc.	2,202	43
	Cambridge Bancorp	528	42
	Granite Point Mortgage Trust Inc.	6,874	41
	Midland States Bancorp Inc.	1,585	41
	Great Southern Bancorp Inc.	684	40
	iStar Inc.	5,214	40
	Kearny Financial Corp.	3,943	40
	TPG RE Finance Trust Inc.	4,738	40
	Business First Bancshares Inc.	1,889	39
	Central Pacific Financial Corp.	1,744	39
	First Financial Corp.	865	38
	Oppenheimer Holdings Inc. Class A	830	37
*	Coastal Financial Corp.	801	37
	Brookfield Business Corp. Class A	1,932	37
*	EZCorp. Inc. Class A	4,099	36
	Diamond Hill Investment Group Inc.	198	35
	HomeTrust Bancshares Inc.	1,202	35
*	Third Coast Bancshares Inc.	1,909	35
	Capital City Bank Group Inc.	954	34
	Hingham Institution for Savings	119	34
*	Carter Bankshares Inc.	1,969	34
	Equity Bancshares Inc. Class A	1,101	33
	SmartFinancial Inc.	1,222	33
	Banco Latinoamericano de Comercio Exterior SA Class E	1,804	33
	Bank of Marin Bancorp	1,117	32
	Bar Harbor Bankshares	1,058	32
		Shares	Market Value• ($000)
	Farmers National Banc Corp.	2,219	32
	Independent Bank Corp.	1,446	32
*,1	Silvergate Capital Corp. Class A	2,309	32
	CNB Financial Corp.	1,305	31
	MidWestOne Financial Group Inc.	1,027	31
	Republic Bancorp Inc. Class A	694	31
	Invesco Mortgage Capital REIT	2,506	31
	Merchants Bancorp	997	30
*,1	World Acceptance Corp.	324	30
	Amalgamated Financial Corp.	1,283	30
	Associated Capital Group Inc. Class A	811	29
	HCI Group Inc.	555	29
	Southern Missouri Bancorp Inc.	619	29
	Metrocity Bankshares Inc.	1,420	29
[1]	UWM Holdings Corp.	6,919	29
	American National Bankshares Inc.	844	28
	West BanCorp. Inc.	1,336	28
	Capstar Financial Holdings Inc.	1,601	28
	Financial Institutions Inc.	1,084	27
	First of Long Island Corp.	1,596	27
	Luther Burbank Corp.	2,334	27
	Esquire Financial Holdings Inc.	591	27
	Mid Penn Bancorp Inc.	888	27
	Citizens & Northern Corp.	1,172	26
	ACNB Corp.	694	26
	Alerus Financial Corp.	1,281	26
*	Blue Foundry Bancorp	2,108	26
	F&G Annuities & Life Inc.	1,281	26
	Farmers & Merchants Bancorp Inc.	957	25
	MVB Financial Corp.	926	25
	Northeast Bank	562	25
	Peoples Financial Services Corp.	513	25
	RBB Bancorp	1,256	25
	Waterstone Financial Inc.	1,582	25
	Macatawa Bank Corp.	2,274	25
*	Southern First Bancshares Inc.	624	25
	John Marshall Bancorp Inc.	924	25
	Civista Bancshares Inc.	1,128	24
	First Bancorp Inc. (XNGS)	807	24
	First Business Financial Services Inc.	675	24
	Shore Bancshares Inc.	1,404	24
	Tiptree Inc.	1,487	24
	Perella Weinberg Partners Class A	2,352	24
*	Bridgewater Bancshares Inc.	1,592	23
	Home Bancorp Inc.	592	23
*	LendingTree Inc.	711	23
	Sierra Bancorp	1,116	23
	Summit Financial Group Inc.	896	23
*	Greenlight Capital Re Ltd. Class A	2,477	23

15

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	GCM Grosvenor Inc. Class A	2,814	23
*,1	Hippo Holdings Inc.	1,354	23
	BCB Bancorp Inc.	1,278	22
	AFC Gamma Inc.	1,451	22
	Five Star Bancorp	802	22
	Guaranty Bancshares Inc.	672	21
	Regional Management Corp.	668	21
	Sculptor Capital Management Inc. Class A	2,360	21
	HBT Financial Inc.	942	21
	South Plains Financial Inc.	785	21
	Enterprise Bancorp Inc.	556	20
	Orrstown Financial Services Inc.	876	20
	Red River Bancshares Inc.	373	19
	First Internet Bancorp	673	18
	Primis Financial Corp.	1,278	15
	BayCom Corp.	639	13
	Donegal Group Inc. Class A	840	13
	First Bank	943	13
*	Republic First Bancorp Inc.	5,868	12
	PCB Bancorp	605	11
	Parke Bancorp Inc.	518	11
*	FVCBankcorp Inc.	760	10
	Investors Title Co.	63	10
	Unity Bancorp Inc.	361	10
	Greene County Bancorp Inc.	176	10
*	Oportun Financial Corp.	1,595	10
*	First Western Financial Inc.	405	10
	Colony Bankcorp Inc.	832	10
	Blue Ridge Bankshares Inc.	839	10
	Bankwell Financial Group Inc.	288	9
*	eHealth Inc.	1,174	9
	Capital Bancorp Inc.	468	9
	Silvercrest Asset Management Group Inc. Class A	521	9
*	Consumer Portfolio Services Inc.	721	8
	Nexpoint Real Estate Finance Inc.	424	8
	Provident Bancorp Inc.	763	7
*	USCB Financial Holdings Inc.	564	7
	First Guaranty Bancshares Inc.	315	6
*	Sterling Bancorp Inc.	932	6
*	Pioneer Bancorp Inc.	500	6
*	SWK Holdings Corp.	300	6
	Crawford & Co. Class A	861	5
*	Trean Insurance Group Inc.	788	5
*	Finance of America Cos. Inc. Class A	3,215	5
[1]	Angel Oak Mortgage Inc.	678	5
	Chicago Atlantic Real Estate Finance Inc.	375	5
*	NI Holdings Inc.	304	4
*	Velocity Financial LLC	431	4
*	Doma Holdings Inc.	6,944	4
*	Bakkt Holdings Inc.	2,827	4
	Curo Group Holdings Corp.	1,028	3
*	MarketWise Inc.	1,554	3
		Shares	Market Value• ($000)
	Skyward Specialty Insurance Group Inc.	153	3
*	Sunlight Financial Holdings Inc.	1,701	2
*	Root Inc. Class A	393	2
*	Rigetti Computing Inc.	1,619	1
			379,795
Health Care (13.5%)
	UnitedHealth Group Inc.	75,293	35,835
	Johnson & Johnson	211,745	32,452
	AbbVie Inc.	142,287	21,898
	Merck & Co. Inc.	203,590	21,629
	Eli Lilly & Co.	67,874	21,124
	Pfizer Inc.	455,014	18,460
	Thermo Fisher Scientific Inc.	31,497	17,064
	Abbott Laboratories	138,006	14,038
	Danaher Corp.	52,132	12,904
	Bristol-Myers Squibb Co.	171,459	11,824
	Amgen Inc.	42,956	9,951
	Elevance Health Inc.	19,407	9,115
	Medtronic plc	107,724	8,920
	Gilead Sciences Inc.	101,107	8,142
	Stryker Corp.	28,347	7,452
	Cigna Group	24,087	7,036
*	Intuitive Surgical Inc.	28,455	6,527
*	Regeneron Pharmaceuticals Inc.	8,358	6,356
	Zoetis Inc.	38,009	6,348
*	Vertex Pharmaceuticals Inc.	20,618	5,985
	Becton Dickinson and Co.	22,861	5,362
*	Boston Scientific Corp.	114,749	5,361
	Humana Inc.	10,176	5,037
	HCA Healthcare Inc.	17,397	4,235
*	Edwards Lifesciences Corp.	49,687	3,997
*	Moderna Inc.	26,746	3,713
*	DexCom Inc.	31,105	3,453
	Agilent Technologies Inc.	23,847	3,386
*	Centene Corp.	45,845	3,136
*	Biogen Inc.	11,583	3,126
*	IDEXX Laboratories Inc.	6,603	3,125
*	IQVIA Holdings Inc.	14,886	3,103
*	Illumina Inc.	12,683	2,526
	ResMed Inc.	11,617	2,474
*	GE Healthcare Inc.	29,256	2,223
	Zimmer Biomet Holdings Inc.	16,892	2,092
*	Seagen Inc.	11,039	1,984
*	Align Technology Inc.	6,363	1,969
*	Horizon Therapeutics plc	17,786	1,947
*	Alnylam Pharmaceuticals Inc.	9,920	1,899
	West Pharmaceutical Services Inc.	5,931	1,880
*	Veeva Systems Inc. Class A	11,158	1,848
	Laboratory Corp. of America Holdings	7,065	1,691
	Baxter International Inc.	40,629	1,623
	Cardinal Health Inc.	20,886	1,581
*	Hologic Inc.	19,721	1,571
*	Insulet Corp.	5,587	1,544
	STERIS plc	7,990	1,502
*	BioMarin Pharmaceutical Inc.	14,967	1,491
	Cooper Cos. Inc.	3,933	1,286
	Quest Diagnostics Inc.	9,114	1,261

16

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Molina Healthcare Inc.	4,574	1,259
	PerkinElmer Inc.	10,095	1,258
*	Avantor Inc.	49,180	1,199
*	Incyte Corp.	14,605	1,124
	Viatris Inc.	96,720	1,103
	Royalty Pharma plc Class A	29,879	1,071
*	Catalent Inc.	14,406	983
	Bio-Techne Corp.	12,611	916
	Teleflex Inc.	3,835	914
*	Charles River Laboratories International Inc.	4,024	883
*	Exact Sciences Corp.	14,157	882
*	United Therapeutics Corp.	3,546	872
*	Henry Schein Inc.	10,954	858
*	Bio-Rad Laboratories Inc. Class A	1,774	848
*	QIAGEN NV	18,224	837
*	Sarepta Therapeutics Inc.	6,828	834
*	Neurocrine Biosciences Inc.	7,772	801
*	Repligen Corp.	4,444	775
*	Penumbra Inc.	2,848	740
*	Jazz Pharmaceuticals plc	4,967	697
	Universal Health Services Inc. Class B	5,006	669
	DENTSPLY SIRONA Inc.	16,921	644
*	Novocure Ltd.	8,318	640
*	Masimo Corp.	3,753	628
	Chemed Corp.	1,159	605
	Bruker Corp.	8,745	603
*	Inspire Medical Systems Inc.	2,239	582
*	Shockwave Medical Inc.	2,831	539
*	Acadia Healthcare Co. Inc.	7,240	525
*	Tenet Healthcare Corp.	8,738	511
*	Halozyme Therapeutics Inc.	10,637	510
	Organon & Co.	20,277	497
*	Envista Holdings Corp.	12,836	496
*	Apellis Pharmaceuticals Inc.	7,424	486
*	Karuna Therapeutics Inc.	2,380	475
	Encompass Health Corp.	7,786	440
*	HealthEquity Inc.	6,607	431
*	Exelixis Inc.	25,026	427
	Perrigo Co. plc	10,837	408
*	Elanco Animal Health Inc. (XNYS)	35,496	407
*	Ionis Pharmaceuticals Inc.	11,302	406
	Ensign Group Inc.	4,470	400
*	Lantheus Holdings Inc.	5,378	398
*	Medpace Holdings Inc.	2,036	395
*	Teladoc Health Inc.	14,355	380
*	Option Care Health Inc.	12,365	379
*	Natera Inc.	7,782	378
*	DaVita Inc.	4,555	375
*	Intra-Cellular Therapies Inc.	7,529	369
*	Globus Medical Inc. Class A	6,000	350
*	Alkermes plc	13,022	348
*	10X Genomics Inc. Class A	7,293	347
*	QuidelOrtho Corp.	3,971	345
*	Syneos Health Inc.	8,418	339
*	Prometheus Biosciences Inc.	2,746	336
*	Oak Street Health Inc.	9,431	334
*	agilon health Inc.	15,313	325
*	Haemonetics Corp.	4,153	323
		Shares	Market Value• ($000)
*	Integra LifeSciences Holdings Corp.	5,744	319
*	Merit Medical Systems Inc.	4,449	314
*	Neogen Corp.	17,233	305
*	Arrowhead Pharmaceuticals Inc.	9,405	304
	Premier Inc. Class A	9,431	304
*	Cytokinetics Inc.	6,929	300
*	Doximity Inc. Class A	8,893	299
*	Amicus Therapeutics Inc.	22,209	293
*	iRhythm Technologies Inc.	2,375	280
*	Intellia Therapeutics Inc.	6,822	274
*	ICU Medical Inc.	1,598	273
*	Azenta Inc.	6,157	270
*	Madrigal Pharmaceuticals Inc.	986	267
	Select Medical Holdings Corp.	9,233	251
*	Axonics Inc.	4,158	250
*	Prestige Consumer Healthcare Inc.	4,129	249
*	PTC Therapeutics Inc.	5,681	248
	CONMED Corp.	2,540	244
*	Guardant Health Inc.	7,823	242
*	Ultragenyx Pharmaceutical Inc.	5,406	241
*	Amedisys Inc.	2,590	238
*	Denali Therapeutics Inc.	8,769	238
*	Enovis Corp.	4,120	237
*	Vaxcyte Inc.	5,705	234
*	Revance Therapeutics Inc.	6,621	230
*	Evolent Health Inc. Class A	6,535	229
*	Insmed Inc.	11,064	225
*	IVERIC bio Inc.	10,710	223
*	Progyny Inc.	5,946	223
*	Beam Therapeutics Inc.	5,514	222
*	Inari Medical Inc.	3,776	212
	Patterson Cos. Inc.	7,925	210
*	STAAR Surgical Co.	3,751	208
*	TransMedics Group Inc.	2,593	208
*	Blueprint Medicines Corp.	4,820	204
*	ACADIA Pharmaceuticals Inc.	9,746	202
*	Integer Holdings Corp.	2,694	202
*	LivaNova plc	4,259	202
*	Omnicell Inc.	3,537	193
*	Tandem Diabetes Care Inc.	5,376	193
*	NuVasive Inc.	4,324	187
*	Signify Health Inc. Class A	6,332	182
*	Sage Therapeutics Inc.	4,324	180
*	TG Therapeutics Inc.	11,263	180
*	R1 RCM Inc.	12,632	179
*	NeoGenomics Inc.	10,330	174
*	Glaukos Corp.	3,667	173
*,1	Axsome Therapeutics Inc.	2,514	171
*	Xencor Inc.	5,321	171
*	FibroGen Inc.	7,649	170
*	Silk Road Medical Inc.	3,206	170
*	Certara Inc.	9,273	168
*	Prothena Corp. plc	2,986	167
*	REVOLUTION Medicines Inc.	6,150	165
*	Pacific Biosciences of California Inc.	17,824	162
*	Mirati Therapeutics Inc.	3,447	158
*	Pacira BioSciences Inc.	3,666	156
*	Addus HomeCare Corp.	1,428	155

17

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Phreesia Inc.	4,185	154
	Embecta Corp.	4,728	151
*	Corcept Therapeutics Inc.	7,107	148
*	Celldex Therapeutics Inc.	3,441	147
*	Surgery Partners Inc.	4,384	147
*	AtriCure Inc.	3,749	144
*	Veracyte Inc.	5,789	142
*	Supernus Pharmaceuticals Inc.	3,684	138
*	AbCellera Biologics Inc.	16,248	136
*	Amylyx Pharmaceuticals Inc.	3,882	135
*	Vir Biotechnology Inc.	5,867	134
*	Maravai LifeSciences Holdings Inc. Class A	9,093	134
*	BioCryst Pharmaceuticals Inc.	15,079	133
*	Relay Therapeutics Inc.	8,102	131
*	Agios Pharmaceuticals Inc.	5,098	129
*	Ironwood Pharmaceuticals Inc. Class A	11,280	127
*	Krystal Biotech Inc.	1,549	127
*	Sotera Health Co.	7,586	127
*	Cerevel Therapeutics Holdings Inc.	4,676	125
*	Catalyst Pharmaceuticals Inc.	8,082	123
*	Hims & Hers Health Inc.	10,923	123
*	CorVel Corp.	674	122
*	Arvinas Inc.	3,925	120
*	Myriad Genetics Inc.	6,365	120
*	Syndax Pharmaceuticals Inc.	4,678	119
*	Akero Therapeutics Inc.	2,616	119
*	Apollo Medical Holdings Inc.	3,293	115
*	Avanos Medical Inc.	4,101	115
*	Amphastar Pharmaceuticals Inc.	3,481	111
*	Avidity Biosciences Inc.	4,701	111
*	Vericel Corp.	3,630	110
*	ModivCare Inc.	1,080	106
*	Crinetics Pharmaceuticals Inc.	5,243	103
*,1	Ginkgo Bioworks Holdings Inc.	69,842	103
*	AdaptHealth Corp. Class A	6,291	101
*	Dynavax Technologies Corp.	9,754	100
*	MannKind Corp.	18,739	99
	US Physical Therapy Inc.	972	99
*	Pediatrix Medical Group Inc.	6,222	98
*	Enanta Pharmaceuticals Inc.	1,952	95
*	Twist Bioscience Corp.	4,877	95
*	Travere Thrapeutics Inc.	4,288	95
*	Ventyx Biosciences Inc.	2,201	95
*	Privia Health Group Inc.	3,365	94
*	Avid Bioservices Inc.	5,604	92
*	Cytek Biosciences Inc.	8,978	92
*	Owens & Minor Inc.	5,942	91
*	Viridian Therapeutics Inc.	2,768	91
*	Bridgebio Pharma Inc.	7,814	89
	LeMaitre Vascular Inc.	1,782	89
*	Iovance Biotherapeutics Inc.	12,016	88
		Shares	Market Value• ($000)
*	Aurinia Pharmaceuticals Inc.	9,653	88
*	Geron Corp. (XNGS)	31,401	87
*	Kymera Therapeutics Inc.	2,787	87
*	RadNet Inc.	3,643	86
*	SpringWorks Therapeutics Inc.	2,653	85
*	Harmony Biosciences Holdings Inc.	1,937	85
*	Recursion Pharmaceuticals Inc. Class A	10,235	83
*	Collegium Pharmaceutical Inc.	3,082	82
*	Nevro Corp.	2,576	81
*	Outset Medical Inc.	3,550	81
*	Alignment Healthcare Inc.	8,021	80
*	Warby Parker Inc. Class A	6,125	80
*	Chinook Therapeutics Inc.	3,616	79
*	Ligand Pharmaceuticals Inc.	1,077	78
*	Morphic Holding Inc.	1,819	77
*	DICE Therapeutics Inc.	2,591	77
*	Arcus Biosciences Inc.	4,154	76
*	Rocket Pharmaceuticals Inc.	3,937	76
*,1	Cassava Sciences Inc.	3,096	76
*	Keros Therapeutics Inc.	1,415	75
*	Alphatec Holdings Inc.	4,987	74
*	NextGen Healthcare Inc.	4,083	74
*	Adaptive Biotechnologies Corp.	8,310	71
	Healthcare Services Group Inc.	5,376	71
*	PROCEPT BioRobotics Corp.	1,901	71
*	Biohaven Ltd.	4,605	70
*	Sangamo Therapeutics Inc.	22,135	68
*	Treace Medical Concepts Inc.	3,141	67
*,1	Verve Therapeutics Inc.	3,494	66
*	Replimune Group Inc.	2,983	65
*	CareDx Inc.	3,803	64
*	Reata Pharmaceuticals Inc. Class A	2,033	63
*	REGENXBIO Inc.	2,817	63
*	Zentalis Pharmaceuticals Inc.	3,333	63
*	Fate Therapeutics Inc.	10,015	61
*	Immunovant Inc.	3,486	61
*	Heska Corp.	742	60
*	Paragon 28 Inc.	3,430	60
*	Health Catalyst Inc.	4,234	59
*	UFP Technologies Inc.	503	59
*	Cogent Biosciences Inc.	4,438	59
*	Arcellx Inc.	2,102	59
*	Aclaris Therapeutics Inc.	4,691	58
*	ImmunoGen Inc.	14,979	58
*	Ideaya Biosciences Inc.	3,261	58
*	Enhabit Inc.	3,763	58
*	Innoviva Inc.	4,703	57
*	Kura Oncology Inc.	4,753	57
*	Rapt Therapeutics Inc.	1,930	57
*	Inhibrx Inc.	2,387	57
*	Cardiovascular Systems Inc.	2,866	56
	Atrion Corp.	97	55
*	BioLife Solutions Inc.	2,366	55
*	Accolade Inc.	4,950	55

18

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	National HealthCare Corp.	958	53
*	Orthofix Medical Inc.	2,561	53
*,1	Novavax Inc.	5,645	52
*	Sharecare Inc.	22,148	52
*	DocGo Inc.	5,691	52
*,1	Anavex Life Sciences Corp.	5,354	51
*	Community Health Systems Inc.	8,468	51
*	OrthoPediatrics Corp.	1,173	51
*	Varex Imaging Corp.	2,859	51
*	Point Biopharma Global Inc.	6,863	51
*	Protagonist Therapeutics Inc.	3,105	50
*	ADMA Biologics Inc.	14,196	50
*	Editas Medicine Inc. Class A	5,394	49
*	Bioxcel Therapeutics Inc.	1,544	49
*	Brookdale Senior Living Inc.	14,810	48
*	Deciphera Pharmaceuticals Inc.	3,315	48
*	Provention Bio Inc.	5,744	48
*	SI-BONE Inc.	2,412	48
*	Fulgent Genetics Inc.	1,456	48
*	Castle Biosciences Inc.	1,901	48
*	Arcutis Biotherapeutics Inc.	2,953	48
*	American Well Corp. Class A	17,265	48
*	23andMe Holding Co. Class A	18,973	48
*	Agenus Inc.	23,047	47
*	Coherus Biosciences Inc.	6,996	47
*	ViewRay Inc.	10,964	47
*,1	Theravance Biopharma Inc.	4,391	47
*	Nuvalent Inc. Class A	1,474	45
	National Research Corp.	965	44
*	MiMedx Group Inc.	8,944	43
*	4D Molecular Therapeutics Inc.	2,197	42
*	Clover Health Investments Corp. Class A	32,095	42
*	Emergent BioSolutions Inc.	3,287	41
*	Intercept Pharmaceuticals Inc.	2,029	41
*	Day One Biopharmaceuticals Inc.	2,220	41
*	HealthStream Inc.	1,564	40
*	Mersana Therapeutics Inc.	6,628	40
*	Ocular Therapeutix Inc.	6,261	38
*	ANI Pharmaceuticals Inc.	897	38
*	Allogene Therapeutics Inc.	5,833	37
*	Cerus Corp.	12,973	37
*	Cutera Inc.	1,129	37
*,1	Invitae Corp.	17,063	37
*	Alector Inc.	4,381	37
*	Agiliti Inc.	1,954	37
*	2seventy bio Inc.	2,730	37
*	CTI BioPharma Corp.	6,553	36
*	Cara Therapeutics Inc.	3,537	36
*	AnaptysBio Inc.	1,399	35
*	AngioDynamics Inc.	2,800	35
*	Nurix Therapeutics Inc.	3,715	35
*	Anika Therapeutics Inc.	1,066	34
*	Kodiak Sciences Inc.	5,212	34
*	OraSure Technologies Inc.	5,358	34
*	Vanda Pharmaceuticals Inc.	5,264	34
*	OPKO Health Inc.	29,371	33
		Shares	Market Value• ($000)
*	Mirum Pharmaceuticals Inc.	1,406	33
*	Dyne Therapeutics Inc.	2,565	33
*	Computer Programs and Systems Inc.	1,064	32
*	Artivion Inc.	2,445	32
*	NanoString Technologies Inc.	3,306	32
*,1	Senseonics Holdings Inc.	31,214	32
*	Liquidia Corp.	4,165	32
*	iTeos Therapeutics Inc.	1,783	32
*	LifeStance Health Group Inc.	6,158	32
*	EQRx Inc.	13,966	32
*	Atara Biotherapeutics Inc.	7,597	31
*	Bluebird Bio Inc.	5,963	31
*	Pennant Group Inc.	2,075	31
*	Esperion Therapeutics Inc.	4,804	30
*	MaxCyte Inc.	6,706	30
*	MacroGenics Inc.	4,734	29
	Phibro Animal Health Corp. Class A	1,816	29
*	Quanterix Corp.	2,592	29
*,1	Bionano Genomics Inc.	21,468	29
*	Multiplan Corp.	29,185	29
*	Rigel Pharmaceuticals Inc.	18,267	28
*	Seres Therapeutics Inc.	5,608	28
*	Pulmonx Corp.	2,489	28
*	Cullinan Oncology Inc.	2,504	28
*	Lyell Immunopharma Inc.	12,993	28
*	Tactile Systems Technology Inc.	1,900	27
	Utah Medical Products Inc.	295	27
*	Arbutus Biopharma Corp.	9,636	27
*	Axogen Inc.	3,201	26
*	Arcturus Therapeutics Holdings Inc.	1,579	26
*	Kezar Life Sciences Inc.	4,176	26
*	Eagle Pharmaceuticals Inc.	891	25
*	Inogen Inc.	1,612	25
*	Kiniksa Pharmaceuticals Ltd. Class A	1,966	25
*	RxSight Inc.	1,786	25
*	OptimizeRx Corp.	1,369	24
*	Tarsus Pharmaceuticals Inc.	1,564	24
*,1	Butterfly Network Inc.	9,649	24
*	Edgewise Therapeutics Inc.	2,471	24
*	Caribou Biosciences Inc.	3,996	24
*	SomaLogic Inc.	9,530	24
*	Codexis Inc.	4,706	23
*	Surmodics Inc.	1,046	23
*	Sutro Biopharma Inc.	4,045	23
*	PMV Pharmaceuticals Inc.	3,120	23
*,1	Nano-X Imaging Ltd.	3,096	23
*	Evolus Inc.	2,392	22
*	Zynex Inc.	1,689	22
*	IGM Biosciences Inc.	1,031	22
*,1	HilleVax Inc.	1,316	22
*	OmniAb Inc. (XNMS)	5,277	22
*	Inovio Pharmaceuticals Inc.	16,617	21
*	Joint Corp.	1,338	21
	SIGA Technologies Inc.	3,123	21
*	Sana Biotechnology Inc.	5,627	21
*	Nuvation Bio Inc.	11,056	21
*	Sight Sciences Inc.	1,919	21
*	PepGen Inc.	1,352	21

19

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Amneal Pharmaceuticals Inc.	9,586	20
*,1	Heron Therapeutics Inc.	8,276	20
*	Allovir Inc.	2,948	20
*	Karyopharm Therapeutics Inc.	6,216	19
*	PetIQ Inc. Class A	1,991	19
*	Fulcrum Therapeutics Inc.	3,065	19
*	Atea Pharmaceuticals Inc.	5,308	19
*	Seer Inc. Class A	4,572	19
*,1	Ocugen Inc.	18,780	19
*,1	Cano Health Inc.	11,577	19
*	Tango Therapeutics Inc.	3,681	19
*	Lexicon Pharmaceuticals Inc.	8,184	18
*	Alpine Immune Sciences Inc.	2,255	18
*	Adicet Bio Inc.	2,249	18
*,1	Janux Therapeutics Inc.	1,071	18
*	Erasca Inc.	4,924	18
	iRadimed Corp.	435	17
*,1	Phathom Pharmaceuticals Inc.	1,988	17
*	C4 Therapeutics Inc.	3,187	17
*	Aura Biosciences Inc.	1,740	17
*	Nektar Therapeutics Class A	11,863	16
*	Generation Bio Co.	3,963	16
*	ImmunityBio Inc.	6,432	16
*	Design Therapeutics Inc.	2,331	16
*,1	Humacyte Inc.	4,936	15
*	Stoke Therapeutics Inc.	1,608	14
*	NGM Biopharmaceuticals Inc.	2,868	14
*,1	Monte Rosa Therapeutics Inc.	2,381	14
*	Cue Health Inc.	6,444	14
*,1	An2 Therapeutics Inc.	1,196	14
*	KalVista Pharmaceuticals Inc.	1,804	13
*	Organogenesis Holdings Inc. Class A	5,493	13
*	ALX Oncology Holdings Inc.	1,927	13
*,1	908 Devices Inc.	1,472	13
*,1	CareMax Inc.	3,010	13
*,1	Aerovate Therapeutics Inc.	488	12
*	Prime Medicine Inc.	759	12
*	MeiraGTx Holdings plc	1,440	11
*	Inotiv Inc.	1,431	11
*	Zimvie Inc.	993	11
*	Affimed NV	11,103	10
*	Akoya Biosciences Inc.	865	10
*	Y-mAbs Therapeutics Inc.	2,309	9
*	Nkarta Inc.	2,230	9
*	Kinnate Biopharma Inc.	1,709	9
*	Vera Therapeutics Inc. Class A	1,201	9
*	Icosavax Inc.	1,108	9
*	Xeris Biopharma Holdings Inc.	6,638	9
*	Bright Health Group Inc.	9,625	8
*	Quantum-Si Inc.	4,606	8
*	Aadi Bioscience Inc.	737	8
*	Tyra Biosciences Inc.	620	8
*	Vicarious Surgical Inc.	2,781	8
*	Gossamer Bio Inc.	4,257	7
*	Relmada Therapeutics Inc.	2,014	7
		Shares	Market Value• ($000)
*	Vaxart Inc.	8,457	7
*	Innovage Holding Corp.	929	7
*	Singular Genomics Systems Inc.	3,259	7
*	Absci Corp.	3,347	7
*	Chimerix Inc.	3,642	6
*	Eiger BioPharmaceuticals Inc.	3,168	6
*	Precigen Inc.	4,601	6
*	Praxis Precision Medicines Inc.	1,837	6
*	Theseus Pharmaceuticals Inc.	598	6
*	Outlook Therapeutics Inc.	4,413	5
*	Athira Pharma Inc.	1,570	5
*,1	Foghorn Therapeutics Inc.	947	5
*	Century Therapeutics Inc.	1,146	5
*	Nautilus Biotechnology Inc.	2,441	5
*	Tenaya Therapeutics Inc.	1,587	5
*	Thorne HealthTech Inc.	1,058	5
*	Oncology Institute Inc.	3,482	5
*	VBI Vaccines Inc.	8,649	4
*	Berkeley Lights Inc.	2,368	4
*,2	Tobira Therapeutics Inc. CVR	937	4
*	Bioventus Inc. Class A	1,856	4
*	EyePoint Pharmaceuticals Inc.	1,066	4
*	Rallybio Corp.	498	4
*	Invivyd Inc.	2,165	4
*	GeneDx Holdings Corp. Class A	8,025	4
*	Pear Therapeutics Inc.	3,669	4
*	Celularity Inc.	5,769	4
*	Third Harmonic Bio Inc.	949	4
*	Kronos Bio Inc.	1,885	3
*	Instil Bio Inc.	3,901	3
	AirSculpt Technologies Inc.	469	3
*	GreenLight Biosciences Holdings PBC	7,177	3
*	Mineralys Therapeutics Inc.	159	3
*	Enochian Biosciences Inc.	1,776	2
*	Jounce Therapeutics Inc.	1,596	2
*	VistaGen Therapeutics Inc.	9,268	2
*	Aveanna Healthcare Holdings Inc.	1,874	2
*	Talaris Therapeutics Inc.	1,109	2
*	Alpha Teknova Inc.	333	2
*	P3 Health Partners Inc.	1,366	2
*	Pardes Biosciences Inc.	1,452	2
[1]	Babylon Holdings Ltd. Class A	226	2
*	ATI Physical Therapy Inc.	3,817	1
*	Science 37 Holdings Inc.	3,130	1
*,2	Synergy Pharmaceuticals Inc.	12,927	—
*,2	Progenics Pharmaceuticals Inc. CVR	4,323	—
*,2	OmniAb Inc. 12.5 Earnout	408	—
*,2	OmniAb Inc. 15 Earnout	408	—
			427,894
Industrials (13.6%)
	Visa Inc. Class A	132,452	29,131
	Mastercard Inc. Class A	68,449	24,319
	Accenture plc Class A	51,036	13,553
	Raytheon Technologies Corp.	118,224	11,597

20

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	United Parcel Service Inc. Class B (XNYS)	59,082	10,782
	Honeywell International Inc.	54,412	10,419
	Union Pacific Corp.	49,439	10,248
	Caterpillar Inc.	41,903	10,038
	Deere & Co.	22,191	9,303
	Lockheed Martin Corp.	18,778	8,906
*	Boeing Co.	44,164	8,901
	American Express Co.	48,534	8,444
	General Electric Co.	88,092	7,462
	Automatic Data Processing Inc.	33,627	7,392
*	PayPal Holdings Inc.	91,921	6,765
	Illinois Tool Works Inc.	24,555	5,725
	Eaton Corp. plc	32,239	5,640
	Northrop Grumman Corp.	11,794	5,474
*	Fiserv Inc.	47,408	5,456
	CSX Corp.	168,979	5,152
	3M Co.	44,365	4,780
	General Dynamics Corp.	19,528	4,451
	Sherwin-Williams Co.	19,282	4,268
	Norfolk Southern Corp.	18,612	4,184
	Emerson Electric Co.	47,696	3,945
	FedEx Corp.	19,287	3,919
	Parker-Hannifin Corp.	10,285	3,619
	Johnson Controls International plc	55,245	3,465
	Trane Technologies plc	18,412	3,406
	Capital One Financial Corp.	30,634	3,342
*	Block Inc. (XNYS)	43,146	3,311
	L3Harris Technologies Inc.	15,297	3,231
	TransDigm Group Inc.	4,127	3,070
	Cintas Corp.	6,969	3,056
	Carrier Global Corp.	67,288	3,030
	Fidelity National Information Services Inc.	47,487	3,009
	PACCAR Inc.	41,113	2,968
	DuPont de Nemours Inc.	40,271	2,941
	Paychex Inc.	25,892	2,858
	Otis Worldwide Corp.	33,497	2,834
	Cummins Inc.	11,301	2,747
	Rockwell Automation Inc.	9,263	2,732
	Old Dominion Freight Line Inc.	8,026	2,723
	United Rentals Inc.	5,639	2,642
	AMETEK Inc.	18,555	2,627
*	Mettler-Toledo International Inc.	1,759	2,522
	PPG Industries Inc.	18,934	2,500
	Global Payments Inc.	21,609	2,425
	WW Grainger Inc.	3,617	2,418
*	Keysight Technologies Inc.	14,339	2,294
	Verisk Analytics Inc. Class A	12,503	2,139
	Equifax Inc.	9,854	1,996
	Vulcan Materials Co.	10,631	1,923
	Ingersoll Rand Inc. (XYNS)	32,550	1,890
	Fortive Corp.	28,203	1,880
	Quanta Services Inc.	11,536	1,862
	Martin Marietta Materials Inc.	5,013	1,804
	Dover Corp.	11,146	1,671
*	Teledyne Technologies Inc.	3,727	1,603
	Westinghouse Air Brake Technologies Corp.	14,490	1,512
	Xylem Inc.	14,537	1,492
		Shares	Market Value• ($000)
*	Waters Corp.	4,738	1,473
	Ball Corp.	24,907	1,400
	IDEX Corp.	6,062	1,364
	Amcor plc	120,380	1,341
*	Fair Isaac Corp.	1,954	1,324
	Expeditors International of Washington Inc.	12,628	1,320
	Synchrony Financial	36,288	1,296
	Howmet Aerospace Inc.	30,247	1,276
*	Zebra Technologies Corp. Class A	4,226	1,269
*	FleetCor Technologies Inc.	5,797	1,245
	Jacobs Solutions Inc.	10,329	1,234
	Textron Inc.	16,673	1,209
	JB Hunt Transport Services Inc.	6,606	1,194
	Hubbell Inc. Class B	4,316	1,086
*	Axon Enterprise Inc.	5,392	1,080
	Carlisle Cos. Inc.	4,114	1,062
	Snap-on Inc.	4,177	1,039
*	Trimble Inc.	19,731	1,027
	Packaging Corp. of America	7,406	1,013
	Stanley Black & Decker Inc.	11,779	1,008
	Nordson Corp.	4,586	1,007
	TransUnion	15,395	1,007
	Booz Allen Hamilton Holding Corp. Class A	10,505	995
*	Builders FirstSource Inc.	11,739	995
	Masco Corp.	18,232	956
	Jack Henry & Associates Inc.	5,809	954
	Graco Inc.	13,441	935
	CH Robinson Worldwide Inc.	9,329	933
	Toro Co.	8,351	922
	RPM International Inc.	10,301	913
	AECOM	10,431	901
	Regal Rexnord Corp.	5,302	836
*	WillScot Mobile Mini Holdings Corp.	16,193	832
	Crown Holdings Inc.	9,385	812
	Watsco Inc.	2,652	808
	Allegion plc	7,080	798
	Lincoln Electric Holdings Inc.	4,509	757
	Owens Corning	7,554	739
	Pentair plc	13,115	734
	HEICO Corp. Class A	5,589	727
	HEICO Corp.	4,370	724
	Knight-Swift Transportation Holdings Inc.	12,363	703
	AGCO Corp.	4,954	698
	Robert Half International Inc.	8,599	693
	Huntington Ingalls Industries Inc.	3,185	685
	Genpact Ltd.	14,330	684
*	WEX Inc.	3,539	682
*	Middleby Corp.	4,324	672
*	Bill Holdings Inc.	7,937	672
	Cognex Corp.	14,025	665
	A O Smith Corp.	10,079	661
	Westrock Co.	20,597	647
	Lennox International Inc.	2,537	646
	Fortune Brands Innovations Inc.	10,298	638
	Berry Global Group Inc.	10,068	625

21

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	EMCOR Group Inc.	3,739	625
	Sensata Technologies Holding plc	12,356	625
	ITT Inc.	6,854	623
	Donaldson Co. Inc.	9,800	620
*	Paylocity Holding Corp.	3,212	619
	AptarGroup Inc.	5,234	611
*	Generac Holdings Inc.	4,990	599
	nVent Electric plc	13,037	598
*	WESCO International Inc.	3,585	594
	Graphic Packaging Holding Co.	24,506	583
	Sealed Air Corp.	11,819	575
*	Saia Inc.	2,118	574
	Tetra Tech Inc.	4,189	573
	Curtiss-Wright Corp.	3,109	543
*	TopBuild Corp.	2,596	539
	Valmont Industries Inc.	1,675	532
*	Axalta Coating Systems Ltd.	17,660	526
	Landstar System Inc.	2,857	517
	Acuity Brands Inc.	2,597	504
	MDU Resources Group Inc.	15,838	504
	Brunswick Corp.	5,757	503
*	FTI Consulting Inc.	2,714	499
	Littelfuse Inc.	1,893	490
*	Atkore Inc.	3,311	483
*	MasTec Inc.	4,815	471
	Woodward Inc.	4,688	464
	Advanced Drainage Systems Inc.	5,221	463
*	Chart Industries Inc.	3,450	461
*	Trex Co. Inc.	9,023	461
	Sonoco Products Co.	7,793	460
	Oshkosh Corp.	5,144	459
	MKS Instruments Inc.	4,676	453
	Crane Holdings Co.	3,697	443
*	Mohawk Industries Inc.	4,278	440
	Applied Industrial Technologies Inc.	3,071	439
	BWX Technologies Inc.	7,179	439
*	GXO Logistics Inc.	8,744	433
*	Fluor Corp.	11,723	430
*	ExlService Holdings Inc.	2,602	428
*	ATI Inc.	10,357	421
	Exponent Inc.	4,010	413
	Comfort Systems USA Inc.	2,835	412
	Eagle Materials Inc.	2,929	411
*	Euronet Worldwide Inc.	3,739	407
	MSA Safety Inc.	2,984	401
	Western Union Co.	30,897	400
	Maximus Inc.	4,769	391
*	API Group Corp.	16,555	389
	Ryder System Inc.	3,951	387
	Watts Water Technologies Inc. Class A	2,184	383
	Simpson Manufacturing Co. Inc.	3,469	374
	Air Lease Corp. Class A	8,437	365
	Silgan Holdings Inc.	6,756	361
	Flowserve Corp.	10,382	360
	Insperity Inc.	2,899	360
	Franklin Electric Co. Inc.	3,743	358
*	ASGN Inc.	4,015	357
*	Aerojet Rocketdyne Holdings Inc.	6,288	354
*	Kirby Corp.	4,839	351
		Shares	Market Value• ($000)
	ManpowerGroup Inc.	4,136	351
	Allison Transmission Holdings Inc.	7,276	346
	Louisiana-Pacific Corp.	5,832	341
	Vontier Corp.	12,587	329
	Altra Industrial Motion Corp.	5,298	326
	Triton International Ltd.	4,669	322
	AAON Inc.	3,539	322
*	Bloom Energy Corp. Class A	14,794	321
	Terex Corp.	5,362	317
	Maxar Technologies Inc.	6,110	315
	GATX Corp.	2,820	308
	MSC Industrial Direct Co. Inc. Class A	3,642	308
*	AMN Healthcare Services Inc.	3,414	307
	EnerSys	3,376	306
	Armstrong World Industries Inc.	3,792	299
	HB Fuller Co.	4,252	297
	Belden Inc.	3,449	291
	Spirit AeroSystems Holdings Inc. Class A	8,492	290
	Badger Meter Inc.	2,357	287
	Herc Holdings Inc.	1,995	286
	John Bean Technologies Corp.	2,572	285
*	Summit Materials Inc. Class A	9,450	279
*	Beacon Roofing Supply Inc.	4,277	278
*	O-I Glass Inc.	12,461	277
	Encore Wire Corp.	1,429	276
*	XPO Inc.	8,032	268
	Hillenbrand Inc.	5,584	263
	Federal Signal Corp.	4,963	262
*	Shift4 Payments Inc. Class A	4,048	261
	Albany International Corp. Class A	2,579	260
*	Alight Inc. Class A	27,049	260
	ABM Industries Inc.	5,332	258
*	SPX Technologies Inc.	3,623	255
*	ACI Worldwide Inc.	9,522	246
	Werner Enterprises Inc.	5,292	246
*	TriNet Group Inc.	2,933	243
*	Hub Group Inc. Class A	2,639	242
	Korn Ferry	4,336	242
	Otter Tail Corp.	3,361	238
	UniFirst Corp.	1,214	238
	Brink's Co.	3,626	237
*,1	Affirm Holdings Inc.	17,381	237
	Moog Inc. Class A	2,374	234
	Esab Corp.	3,983	234
*	AZEK Co. Inc. Class A	9,655	233
	Scorpio Tankers Inc.	3,828	231
	Forward Air Corp.	2,215	229
	Zurn Elkay Water Solutions Corp.	9,810	226
	Installed Building Products Inc.	1,942	224
*	Atlas Air Worldwide Holdings Inc.	2,174	219
*	Resideo Technologies Inc.	11,698	215
*	GMS Inc.	3,501	213
*	Mercury Systems Inc.	4,056	212
	Kadant Inc.	981	211

22

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Dycom Industries Inc.	2,473	208
*	Itron Inc.	3,693	206
	ESCO Technologies Inc.	2,197	205
	International Seaways Inc.	3,977	205
*	Marqeta Inc. Class A	35,262	205
	Brady Corp. Class A	3,688	203
	McGrath RentCorp.	1,964	202
*	CBIZ Inc.	3,994	200
	Matson Inc.	2,965	197
*,1	Frontline plc	10,335	195
	Kennametal Inc.	6,835	194
	ArcBest Corp.	1,981	191
*	Verra Mobility Corp. Class A	11,015	190
	Trinity Industries Inc.	6,786	189
	EnPro Industries Inc.	1,745	188
	EVERTEC Inc.	5,094	187
*	StoneCo. Ltd. Class A	21,461	183
	Helios Technologies Inc.	2,645	179
	Mueller Water Products Inc. Class A	12,871	179
	Barnes Group Inc.	4,074	172
	Bread Financial Holdings Inc.	4,164	171
	CSW Industrials Inc.	1,210	171
*	AeroVironment Inc.	1,984	170
*	AAR Corp.	3,076	167
*	RXO Inc.	8,134	167
*	Masonite International Corp.	1,843	164
	ICF International Inc.	1,611	160
	Veritiv Corp.	1,052	159
	H&E Equipment Services Inc.	2,696	150
*	MYR Group Inc.	1,215	147
*	Core & Main Inc. Class A	6,275	146
*	Gibraltar Industries Inc.	2,704	144
	Lindsay Corp.	938	141
	Granite Construction Inc.	3,238	140
	DHT Holdings Inc.	11,864	137
*	Evo Payments Inc. Class A	3,980	135
	Alamo Group Inc.	733	134
	Enerpac Tool Group Corp. Class A	4,973	134
	Standex International Corp.	1,128	130
*	Remitly Global Inc.	8,844	129
	Patrick Industries Inc.	1,751	128
	ADT Inc.	17,014	128
*	NV5 Global Inc.	1,195	126
	Schneider National Inc. Class B	4,490	126
	Griffon Corp.	3,403	124
	Greif Inc. Class A	1,688	120
*	Kratos Defense & Security Solutions Inc.	9,317	118
*	Montrose Environmental Group Inc.	2,431	118
	Textainer Group Holdings Ltd.	3,563	117
*	Gates Industrial Corp. plc	8,004	112
*	OSI Systems Inc.	1,204	111
*	AvidXchange Holdings Inc.	11,150	111
*	PGT Innovations Inc.	5,159	109
*	Hillman Solutions Corp.	12,219	109
	Masterbrand Inc.	11,162	109
*	ZipRecruiter Inc. Class A	6,326	108
	Kforce Inc.	1,695	106
		Shares	Market Value• ($000)
*	Flywire Corp.	4,268	106
	Primoris Services Corp.	3,778	104
*	Air Transport Services Group Inc.	4,904	103
*	Huron Consulting Group Inc.	1,463	103
*	Modine Manufacturing Co.	4,207	103
*	Virgin Galactic Holdings Inc.	17,909	103
	SFL Corp. Ltd.	9,514	98
[1]	Golden Ocean Group Ltd.	9,442	98
*	Payoneer Global Inc.	16,759	97
	Marten Transport Ltd.	4,329	96
	Tennant Co.	1,353	96
	Wabash National Corp.	3,493	96
*	Mirion Technologies Inc.	10,337	94
*	CoreCivic Inc.	9,563	93
*,1	Joby Aviation Inc.	19,719	93
	TriMas Corp.	3,079	92
*	Vicor Corp.	1,947	91
*	CryoPort Inc.	4,132	89
*	Proterra Inc.	21,103	89
*	Energy Recovery Inc.	3,945	87
*	Sterling Infrastructure Inc.	2,221	85
*	Vivint Smart Home Inc.	7,206	81
*	Construction Partners Inc. Class A	2,941	80
*	JELD-WEN Holding Inc.	6,101	80
*	Teekay Tankers Ltd. Class A	1,763	80
*	Donnelley Financial Solutions Inc.	1,840	78
	Apogee Enterprises Inc.	1,689	77
	Eagle Bulk Shipping Inc.	1,183	77
	Astec Industries Inc.	1,694	76
	Columbus McKinnon Corp.	2,059	76
	Greenbrier Cos. Inc.	2,349	75
*,1	Enovix Corp.	8,108	75
	AZZ Inc.	1,828	74
*	International Money Express Inc.	2,869	73
[1]	Flex LNG Ltd.	2,101	73
	TTEC Holdings Inc.	1,793	72
*	Cross Country Healthcare Inc.	2,703	71
*	Rocket Lab USA Inc.	15,886	71
	Myers Industries Inc.	2,678	69
*	Napco Security Technologies Inc.	2,198	69
	Mesa Laboratories Inc.	377	67
	Nordic American Tankers Ltd.	15,107	67
*	BlueLinx Holdings Inc.	787	66
*	Green Dot Corp. Class A	3,466	66
*	Titan Machinery Inc.	1,450	66
	Shyft Group Inc.	2,546	66
*	Thermon Group Holdings Inc.	2,460	65
*	American Woodmark Corp.	1,256	64
*	Hayward Holdings Inc.	5,209	64
*	Janus International Group Inc.	6,154	64
	Greif Inc. Class B	766	63
*	First Advantage Corp.	4,327	63
	CRA International Inc.	495	62
*	Proto Labs Inc.	1,984	62
*	Paysafe Ltd.	3,072	61
	Deluxe Corp.	3,253	60
	Douglas Dynamics Inc.	1,616	60

23

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Trinseo plc	2,588	60
	Quanex Building Products Corp.	2,274	59
*	Triumph Group Inc.	4,673	59
	Heartland Express Inc.	3,598	58
*	Vishay Precision Group Inc.	1,333	58
*	LegalZoom.Com Inc.	7,081	58
	Kaman Corp.	2,188	57
	Miller Industries Inc.	2,066	57
	Pitney Bowes Inc.	13,106	57
	Chase Corp.	576	56
*,1	Nikola Corp.	25,334	56
	Ardagh Metal Packaging SA	11,530	56
*	Repay Holdings Corp. Class A	6,444	55
*	Manitowoc Co. Inc.	2,868	54
*	SP Plus Corp.	1,590	54
	Ardmore Shipping Corp.	2,998	54
*,1	PureCycle Technologies Inc.	8,421	54
*	Conduent Inc.	13,363	53
	Cass Information Systems Inc.	1,036	50
	Dorian LPG Ltd.	2,295	50
*	Transcat Inc.	544	49
*	Titan International Inc.	3,903	48
	VSE Corp.	839	48
	Genco Shipping & Trading Ltd.	2,501	48
	Barrett Business Services Inc.	475	46
	Ennis Inc.	2,129	46
	Gorman-Rupp Co.	1,659	46
	Heidrick & Struggles International Inc.	1,341	46
*	Ducommun Inc.	829	45
	National Presto Industries Inc.	662	45
*	Cimpress plc	1,271	45
	Allied Motion Technologies Inc.	1,001	43
*	Great Lakes Dredge & Dock Corp.	7,476	43
*	TrueBlue Inc.	2,303	43
	Insteel Industries Inc.	1,385	41
	Argan Inc.	1,036	40
*	CIRCOR International Inc.	1,376	40
	Resources Connection Inc.	2,215	40
*	Target Hospitality Corp.	2,700	40
*	V2X Inc.	853	40
*	Franklin Covey Co.	826	39
	Kelly Services Inc. Class A	2,247	38
	Costamare Inc.	3,636	38
*	FARO Technologies Inc.	1,357	37
	Hyster-Yale Materials Handling Inc.	960	37
*	Teekay Corp.	5,852	37
	Pactiv Evergreen Inc.	3,395	37
	Luxfer Holdings plc	2,186	36
*	I3 Verticals Inc. Class A	1,426	35
*	Astronics Corp.	2,224	34
*	Blue Bird Corp.	1,651	34
*	Custom Truck One Source Inc.	4,767	34
*	Diversey Holdings Ltd.	5,503	33
*	Hudson Technologies Inc.	3,147	32
	Safe Bulkers Inc.	8,574	32
*	IES Holdings Inc.	744	31
		Shares	Market Value• ($000)
	Powell Industries Inc.	694	31
	REV Group Inc.	2,626	31
*	Hyliion Holdings Corp.	10,961	31
*	Aersale Corp.	1,552	31
*	DXP Enterprises Inc.	1,031	30
*	Forrester Research Inc.	910	30
*	Atlas Technical Consultants Inc.	2,448	30
	Cadre Holdings Inc.	1,392	30
*	Daseke Inc.	3,524	29
*	Cantaloupe Inc.	4,990	29
*	Archer Aviation Inc. Class A	9,704	29
*	Babcock & Wilcox Enterprises Inc.	4,371	28
*	Tutor Perini Corp.	3,433	28
*	Workhorse Group Inc.	13,365	28
*,1	Desktop Metal Inc. Class A	18,467	28
	United States Lime & Minerals Inc.	169	27
*	Aspen Aerogels Inc.	2,389	26
	Park Aerospace Corp.	1,569	26
*	ShotSpotter Inc.	693	24
	Eneti Inc.	2,214	23
*	Blade Air Mobility Inc.	4,858	23
*	Sterling Check Corp.	1,811	23
*	BrightView Holdings Inc.	3,427	22
	Covenant Logistics Group Inc. Class A	616	21
*	Hireright Holdings Corp.	1,915	21
*	Distribution Solutions Group Inc.	429	19
*	Radiant Logistics Inc.	3,289	19
*	PAM Transportation Services Inc.	645	19
*	Evolv Technologies Holdings Inc.	7,013	19
*	IBEX Holdings Ltd.	659	18
*	TuSimple Holdings Inc. Class A	9,418	18
*,1	Microvast Holdings Inc.	13,738	18
*	Ranpak Holdings Corp. Class A	2,406	15
*	Advantage Solutions Inc.	6,500	14
	Kronos Worldwide Inc.	1,131	13
	Preformed Line Products Co.	141	13
	Caesarstone Ltd.	2,247	13
	Universal Logistics Holdings Inc.	391	12
*,1	Danimer Scientific Inc.	4,537	12
*	CS Disco Inc.	1,646	12
*	Concrete Pumping Holdings Inc.	1,463	11
*	Willdan Group Inc.	590	11
	Information Services Group Inc.	1,830	10
*,1	Velo3D Inc.	3,215	10
*	DHI Group Inc.	2,151	9
*	Quad/Graphics Inc.	1,804	9
*	Ardagh Group SA	848	9
*	Atlanticus Holdings Corp.	225	7
*	Markforged Holding Corp.	5,554	7
*	Spire Global Inc.	6,331	7
*	Hyzon Motors Inc.	4,393	6
*	Skillsoft Corp.	4,082	6
*	Redwire Corp.	1,580	6
*	Cepton Inc.	5,670	6
	PFSweb Inc.	848	5

24

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Moneylion Inc.	7,290	5
*	Sarcos Technology and Robotics Corp.	8,684	5
*	Hydrofarm Holdings Group Inc.	2,051	4
	Karat Packaging Inc.	268	4
*	View Inc.	7,026	4
*,1	Astra Space Inc.	7,192	4
*	Berkshire Grey Inc.	3,108	4
*,1	Priority Technology Holdings Inc.	713	3
*	Latch Inc.	4,440	3
*	Terran Orbital Corp.	1,211	3
*	Momentus Inc.	2,739	2
*	Xos Inc.	2,810	2
*	Lightning eMotors Inc.	2,004	1
*,1	AEye Inc.	2,256	1
*	Cerberus Cyber Sentinel Corp.	2,290	1
			431,193
Other (0.0%)[3]
	Scilex Holding Co.	4,893	38
*,2	Aduro Biotech Inc. CVR	656	—
			38
Real Estate (3.4%)
	Prologis Inc.	74,168	9,152
	American Tower Corp.	37,343	7,394
	Equinix Inc.	7,438	5,119
	Crown Castle Inc.	34,775	4,547
	Public Storage	12,558	3,754
	Realty Income Corp.	50,290	3,216
	Simon Property Group Inc.	26,244	3,204
	Welltower Inc.	38,119	2,825
	VICI Properties Inc.	77,140	2,586
	Digital Realty Trust Inc.	23,209	2,419
*	CoStar Group Inc.	32,282	2,281
	SBA Communications Corp. Class A	8,544	2,216
*	CBRE Group Inc. Class A	25,305	2,154
	Alexandria Real Estate Equities Inc.	13,112	1,964
	AvalonBay Communities Inc.	11,269	1,944
	Equity Residential	29,701	1,857
	Weyerhaeuser Co.	59,133	1,848
	Extra Space Storage Inc.	10,646	1,753
	Ventas Inc.	32,107	1,562
	Invitation Homes Inc.	48,744	1,524
	Mid-America Apartment Communities Inc.	9,329	1,494
	Sun Communities Inc.	9,746	1,395
	WP Carey Inc.	16,554	1,344
	Iron Mountain Inc.	23,090	1,218
	Essex Property Trust Inc.	5,256	1,199
	UDR Inc.	26,244	1,124
	Gaming and Leisure Properties Inc.	19,429	1,047
	Healthpeak Properties Inc.	42,893	1,032
	Kimco Realty Corp.	47,725	984
	Equity LifeStyle Properties Inc.	14,183	972
	Host Hotels & Resorts Inc.	57,283	962
	Camden Property Trust	8,345	958
	Rexford Industrial Realty Inc.	14,524	878
	Regency Centers Corp.	13,708	862
	CubeSmart	18,126	852
		Shares	Market Value• ($000)
	Boston Properties Inc.	12,611	826
	Life Storage Inc.	6,814	821
	American Homes 4 Rent Class A	25,060	777
	Lamar Advertising Co. Class A	6,987	731
	Federal Realty Investment Trust	6,488	693
*	Jones Lang LaSalle Inc.	3,799	663
	Americold Realty Trust Inc.	21,854	643
	National Retail Properties Inc.	14,134	641
	Healthcare Realty Trust Inc. Class A	30,568	596
	EastGroup Properties Inc.	3,386	553
	First Industrial Realty Trust Inc.	10,351	546
	Brixmor Property Group Inc.	23,247	526
	Omega Healthcare Investors Inc.	18,768	503
	STAG Industrial Inc.	14,582	491
	Medical Properties Trust Inc.	47,321	487
	Agree Realty Corp.	6,853	485
	Spirit Realty Capital Inc.	11,126	458
	Apartment Income REIT Corp.	12,120	458
*	Zillow Group Inc. Class C	10,672	448
	Rayonier Inc.	11,868	399
	Ryman Hospitality Properties Inc.	4,245	394
	Terreno Realty Corp.	6,319	393
	Kite Realty Group Trust	17,497	380
	Phillips Edison & Co. Inc.	9,787	334
	Independence Realty Trust Inc.	18,354	332
	Kilroy Realty Corp.	9,093	328
	Cousins Properties Inc.	13,006	319
	PotlatchDeltic Corp.	6,383	295
*	Zillow Group Inc. Class A	7,071	292
	Essential Properties Realty Trust Inc.	11,224	289
	National Storage Affiliates Trust	6,812	288
	Apple Hospitality REIT Inc.	17,120	283
	Vornado Realty Trust	13,880	275
	Physicians Realty Trust	18,406	273
	Park Hotels & Resorts Inc.	18,094	249
	Broadstone Net Lease Inc.	13,978	248
	EPR Properties	6,040	247
*	Howard Hughes Corp.	2,938	244
	Sabra Health Care REIT Inc.	19,786	236
	Corporate Office Properties Trust	9,243	235
	LXP Industrial Trust	21,781	227
	Macerich Co.	18,920	226
	Highwoods Properties Inc.	8,359	222
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	7,038	221
	SITE Centers Corp.	15,758	211
	Outfront Media Inc.	11,874	207
	Douglas Emmett Inc.	13,919	197
	Innovative Industrial Properties Inc.	2,175	192
	Four Corners Property Trust Inc.	6,862	186

25

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Sunstone Hotel Investors Inc.	17,572	186
	National Health Investors Inc.	3,335	183
	SL Green Realty Corp.	5,323	181
	Equity Commonwealth	8,373	178
	DigitalBridge Group Inc.	14,504	178
	Kennedy-Wilson Holdings Inc.	10,251	171
*	Cushman & Wakefield plc	12,866	166
	Tanger Factory Outlet Centers Inc.	8,444	159
	DiamondRock Hospitality Co.	18,124	158
	CareTrust REIT Inc.	7,878	155
	JBG SMITH Properties	8,930	154
	Pebblebrook Hotel Trust	10,485	150
	Urban Edge Properties	9,751	150
	RLJ Lodging Trust	13,121	149
	Elme Communities	7,942	148
	Retail Opportunity Investments Corp.	10,137	144
	Xenia Hotels & Resorts Inc.	9,488	133
	Service Properties Trust	11,832	130
	Alexander & Baldwin Inc.	6,599	123
	InvenTrust Properties Corp.	4,984	121
	LTC Properties Inc.	3,259	117
*	Veris Residential Inc.	7,118	115
	American Assets Trust Inc.	4,400	111
	Office Properties Income Trust	6,771	111
	St. Joe Co.	2,579	110
	Getty Realty Corp.	3,159	108
	Hudson Pacific Properties Inc.	11,507	106
	Uniti Group Inc.	19,246	106
	Global Net Lease Inc.	7,351	104
	Piedmont Office Realty Trust Inc. Class A	11,206	103
	Easterly Government Properties Inc. Class A	6,763	102
	Acadia Realty Trust	6,885	100
	Newmark Group Inc. Class A	12,054	97
	NexPoint Residential Trust Inc.	1,955	95
	Apartment Investment and Management Co. Class A	12,730	95
	Brandywine Realty Trust	15,512	91
	Centerspace	1,374	86
*	Radius Global Infrastructure Inc. Class A (XNMS)	5,942	81
	NETSTREIT Corp.	3,878	78
*	GEO Group Inc.	8,657	76
*	Compass Inc. Class A	20,956	76
	Empire State Realty Trust Inc. Class A	9,808	71
	Paramount Group Inc.	13,162	69
	RPT Realty	6,241	67
	Armada Hoffler Properties Inc.	5,150	66
	Community Healthcare Trust Inc.	1,705	66
	Marcus & Millichap Inc.	1,880	65
	Necessity Retail REIT Inc.	9,392	64
[1]	eXp World Holdings Inc.	5,286	64
		Shares	Market Value• ($000)
*	Redfin Corp.	8,462	63
	Safehold Inc.	2,093	63
	UMH Properties Inc.	3,718	63
	Summit Hotel Properties Inc.	7,949	59
	Plymouth Industrial REIT Inc.	2,682	58
	Universal Health Realty Income Trust	968	51
*	Opendoor Technologies Inc.	34,170	49
*	Anywhere Real Estate Inc.	8,123	47
	Ares Commercial Real Estate Corp.	4,010	45
	Gladstone Land Corp.	2,536	45
	Global Medical REIT Inc.	4,481	45
	Chatham Lodging Trust	3,545	43
	Gladstone Commercial Corp.	2,939	40
	Farmland Partners Inc.	3,474	37
	Urstadt Biddle Properties Inc. Class A	2,083	36
	RMR Group Inc. Class A	1,232	35
	Saul Centers Inc.	888	35
	Whitestone REIT	3,533	33
	Orion Office REIT Inc.	3,807	33
	Alexander's Inc.	148	32
*	FRP Holdings Inc.	532	29
	Braemar Hotels & Resorts Inc.	6,000	28
	City Office REIT Inc.	3,154	27
	One Liberty Properties Inc.	1,164	26
*	Tejon Ranch Co.	1,292	25
	Douglas Elliman Inc.	5,684	24
*	Forestar Group Inc.	1,510	22
	Franklin Street Properties Corp.	8,895	22
	Hersha Hospitality Trust Class A	2,607	22
	Indus Realty Trust Inc.	312	21
	Industrial Logistics Properties Trust	4,745	19
	RE/MAX Holdings Inc. Class A	1,026	19
*	WeWork Inc. Class A	16,233	19
	CTO Realty Growth Inc.	1,046	18
	Diversified Healthcare Trust	17,635	17
	BRT Apartments Corp.	726	15
	Postal Realty Trust Inc. Class A	998	15
*	Ashford Hospitality Trust Inc.	1,897	9
	Stratus Properties Inc.	305	6
*	Transcontinental Realty Investors Inc.	137	6
*	Bluerock Homes Trust Inc.	231	5
	Clipper Realty Inc.	607	4
*	Offerpad Solutions Inc.	3,453	2
			106,237
Technology (24.9%)
	Apple Inc.	1,209,973	178,362
	Microsoft Corp.	602,352	150,239
	NVIDIA Corp.	193,936	45,024
*	Alphabet Inc. Class A	484,202	43,607
*	Alphabet Inc. Class C	429,633	38,796
*	Meta Platforms Inc. Class A	181,039	31,671
	Broadcom Inc.	31,754	18,871

26

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Salesforce Inc.	77,542	12,687
	Texas Instruments Inc.	72,794	12,481
*	Adobe Inc.	37,382	12,110
	QUALCOMM Inc.	90,175	11,139
	Oracle Corp.	122,934	10,744
*	Advanced Micro Devices Inc.	130,145	10,227
	International Business Machines Corp.	72,362	9,356
	Intuit Inc.	22,222	9,048
	Intel Corp.	329,226	8,208
	Applied Materials Inc.	69,129	8,029
	Analog Devices Inc.	41,181	7,555
*	ServiceNow Inc.	16,139	6,975
	Lam Research Corp.	11,018	5,355
	Micron Technology Inc.	87,365	5,051
*	Palo Alto Networks Inc.	23,679	4,460
*	Synopsys Inc.	12,233	4,450
	KLA Corp.	11,398	4,324
*	Cadence Design Systems Inc.	21,961	4,237
*	Snowflake Inc. Class A	24,758	3,822
	Amphenol Corp. Class A	47,189	3,658
	Roper Technologies Inc.	8,497	3,655
*	Autodesk Inc.	17,556	3,488
	Microchip Technology Inc.	42,804	3,468
	Marvell Technology Inc.	68,897	3,111
*	Fortinet Inc.	52,004	3,091
*	Workday Inc. Class A	16,106	2,987
*	ON Semiconductor Corp.	35,006	2,710
	Cognizant Technology Solutions Corp. Class A	41,216	2,581
	HP Inc.	80,520	2,377
	CDW Corp.	10,866	2,200
*	ANSYS Inc.	6,928	2,103
	Corning Inc.	60,841	2,066
*	Crowdstrike Holdings Inc. Class A	16,967	2,048
*	Gartner Inc.	6,178	2,025
*	Atlassian Corp Ltd. Class A	11,636	1,912
*	VMware Inc. Class A	17,016	1,874
	Monolithic Power Systems Inc.	3,676	1,780
*	Datadog Inc. Class A	21,244	1,626
	Hewlett Packard Enterprise Co.	103,282	1,612
*	Zoom Video Communications Inc. Class A	20,173	1,505
*	VeriSign Inc.	7,428	1,462
*	HubSpot Inc.	3,737	1,446
	Skyworks Solutions Inc.	12,955	1,445
*	EPAM Systems Inc.	4,413	1,358
*	Cloudflare Inc. Class A	22,588	1,356
*	Splunk Inc.	13,209	1,354
	Teradyne Inc.	12,667	1,281
*	Paycom Software Inc.	4,205	1,216
*	Pinterest Inc. Class A	46,623	1,171
*	Palantir Technologies Inc. Class A	147,108	1,153
	NetApp Inc.	17,519	1,131
*	MongoDB Inc. Class A	5,299	1,110
*	DoorDash Inc. Class A	20,025	1,095
	Leidos Holdings Inc.	11,057	1,073
*	PTC Inc.	8,474	1,062
*	Tyler Technologies Inc.	3,280	1,054
	SS&C Technologies Holdings Inc.	17,826	1,046
		Shares	Market Value• ($000)
	Entegris Inc.	11,862	1,011
*	Western Digital Corp.	25,508	982
*	DocuSign Inc. Class A	15,779	968
*	Twilio Inc. Class A	14,100	948
*	GoDaddy Inc. Class A	12,478	945
*	Match Group Inc.	22,356	926
*	Lattice Semiconductor Corp.	10,864	923
*	Zscaler Inc.	6,908	906
*	Akamai Technologies Inc.	12,443	903
	Amdocs Ltd.	9,795	897
	Jabil Inc.	10,620	882
	Gen Digital Inc. (XNGS)	44,753	873
*	Okta Inc.	12,116	864
	Dell Technologies Inc. Class C	20,588	837
*	Ceridian HCM Holding Inc.	11,285	823
*	Qorvo Inc.	8,055	813
*	Dynatrace Inc.	17,431	741
*	Black Knight Inc.	12,293	733
*	Wolfspeed Inc.	9,851	729
*	Manhattan Associates Inc.	5,033	724
*	F5 Inc.	4,776	683
*	Pure Storage Inc. Class A	22,616	645
	KBR Inc.	10,971	605
*,1	Unity Software Inc.	19,885	605
*	Arrow Electronics Inc.	4,986	588
	Bentley Systems Inc. Class B	13,610	551
*	CACI International Inc. Class A	1,864	546
*	Globant SA	3,306	546
*	ZoomInfo Technologies Inc. Class A	22,185	536
*	Nutanix Inc. Class A	18,568	525
	National Instruments Corp.	10,362	523
*	DXC Technology Co.	18,438	511
	Universal Display Corp.	3,555	483
	Concentrix Corp.	3,456	473
*	Cirrus Logic Inc.	4,553	468
*	Silicon Laboratories Inc.	2,615	467
*	UiPath Inc. Class A	31,333	465
	Science Applications International Corp.	4,330	462
*	Aspen Technology Inc.	2,154	457
*	Guidewire Software Inc.	6,470	454
*	Smartsheet Inc. Class A	10,144	447
*	SPS Commerce Inc.	2,960	446
*	Novanta Inc.	2,824	443
*	Dropbox Inc. Class A	21,429	437
	Dolby Laboratories Inc. Class A	4,937	406
*	Clarivate plc	40,053	406
*	Coherent Corp.	9,421	406
*	Wix.com Ltd.	4,352	394
	Vertiv Holdings Co. Class A	24,105	392
*	Tenable Holdings Inc.	8,825	390
*	Procore Technologies Inc.	5,720	383
*	Toast Inc. Class A	20,160	381
*	Rambus Inc.	8,542	378
	Power Integrations Inc.	4,560	375
*	Five9 Inc.	5,659	374
	TD SYNNEX Corp.	3,869	373
*	Synaptics Inc.	3,155	371
*	Box Inc. Class A	11,047	368
*	Fabrinet	2,968	362
*	Super Micro Computer Inc.	3,686	361

27

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Qualys Inc.	3,043	360
*	Elastic NV	6,101	360
*	Onto Innovation Inc.	4,221	348
*	Workiva Inc. Class A	3,819	341
*	Insight Enterprises Inc.	2,537	340
	Avnet Inc.	7,525	336
*	Axcelis Technologies Inc.	2,595	334
*	Diodes Inc.	3,647	334
*,1	GLOBALFOUNDRIES Inc.	5,111	334
*	Teradata Corp.	8,119	331
*	IAC Inc.	6,195	322
*	Alteryx Inc. Class A	4,920	321
*	IPG Photonics Corp.	2,558	315
	Advanced Energy Industries Inc.	3,307	308
*	New Relic Inc.	4,212	307
*	Blackline Inc.	4,420	302
*	Ziff Davis Inc.	3,819	302
*	Sanmina Corp.	4,831	292
*	Altair Engineering Inc. Class A	4,313	276
*	Envestnet Inc.	4,409	276
*	MACOM Technology Solutions Holdings Inc. Class H	3,989	273
*	Ambarella Inc.	2,895	273
*	NCR Corp.	10,199	260
*	Kyndryl Holdings Inc.	16,310	256
	Kulicke & Soffa Industries Inc.	4,548	242
*	Confluent Inc. Class A	9,868	241
*	Allegro MicroSystems Inc.	5,498	240
*	SentinelOne Inc. Class A	15,008	240
	Dun & Bradstreet Holdings Inc.	19,843	238
*	Impinj Inc.	1,773	235
*	Varonis Systems Inc. Class B	8,602	233
*	AppLovin Corp. Class A	17,282	233
*	Sprout Social Inc. Class A	3,763	229
	Vishay Intertechnology Inc.	10,581	225
*	RingCentral Inc. Class A	6,747	223
*	Rapid7 Inc.	4,701	222
*	Rogers Corp.	1,504	221
*	Plexus Corp.	2,256	216
*	PagerDuty Inc.	6,979	208
	Amkor Technology Inc.	7,985	206
*	CommVault Systems Inc.	3,499	206
*	Appfolio Inc. Class A	1,545	204
*	Verint Systems Inc.	5,431	203
*	Blackbaud Inc.	3,627	202
	Progress Software Corp.	3,485	200
*	MaxLinear Inc.	5,793	198
*	Alarm.com Holdings Inc.	3,880	197
*	FormFactor Inc.	6,443	194
*	Perficient Inc.	2,739	194
*,1	MicroStrategy Inc. Class A	719	189
*	DigitalOcean Holdings Inc.	5,791	185
	Pegasystems Inc.	3,950	183
*	Yelp Inc. Class A	5,537	166
*	DoubleVerify Holdings Inc.	6,213	163
	Xerox Holdings Corp.	9,850	162
*	Bumble Inc. Class A	6,684	162
*	NetScout Systems Inc.	5,658	161
	Shutterstock Inc.	2,135	161
*	Semtech Corp.	5,195	160
*	Sitime Corp.	1,285	160
		Shares	Market Value• ($000)
*	nCino Inc.	5,771	157
*	Veradigm Inc.	9,276	154
	Clear Secure Inc. Class A	4,968	153
	Methode Electronics Inc.	3,124	152
	CSG Systems International Inc.	2,640	148
*	Q2 Holdings Inc.	4,508	146
*,1	C3.ai Inc. Class A	6,279	142
*	Cargurus Inc.	8,200	140
*	LiveRamp Holdings Inc.	5,871	139
*	Appian Corp. Class A	3,229	134
*	Agilysys Inc.	1,649	132
*	CCC Intelligent Solutions Holdings Inc.	14,758	132
*	Magnite Inc.	11,792	131
*	Cohu Inc.	3,507	130
*	Ultra Clean Holdings Inc.	4,018	128
	CTS Corp.	2,837	123
*	Duck Creek Technologies Inc.	6,500	123
*	Fastly Inc. Class A	8,683	121
*	Upwork Inc.	9,920	113
*	Parsons Corp.	2,472	111
*	ePlus Inc.	1,990	108
*	Sumo Logic Inc.	8,898	106
*	Jamf Holding Corp.	4,880	104
*	Model N Inc.	3,060	102
*	TTM Technologies Inc.	7,546	100
*	Paycor HCM Inc.	4,048	100
*,1	indie Semiconductor Inc.	9,443	99
*	Everbridge Inc.	2,985	98
*	E2open Parent Holdings Inc.	15,361	95
*	3D Systems Corp.	9,616	94
*	Photronics Inc.	5,260	93
*	Schrodinger Inc.	4,170	91
*	Avid Technology Inc.	3,043	88
*	Digital Turbine Inc.	8,219	88
*	PDF Solutions Inc.	2,320	87
*	Zeta Global Holdings Corp. Class A	7,971	85
*	Credo Technology Group Holding Ltd.	7,967	85
*	Asana Inc. Class A	5,680	84
*	Cerence Inc.	2,915	80
*	PROS Holdings Inc.	3,017	79
*	Zuora Inc. Class A	9,223	78
*	TechTarget Inc.	2,042	77
	Adeia Inc.	7,822	77
*	Veeco Instruments Inc.	3,571	76
*,1	Xometry Inc. Class A	2,502	76
*	N-Able Inc.	6,249	74
	A10 Networks Inc.	4,642	71
*	Ichor Holdings Ltd.	2,087	69
*	PAR Technology Corp.	1,973	67
*	Informatica Inc. Class A	3,868	67
*	Thoughtworks Holding Inc.	8,905	66
*	SMART Global Holdings Inc.	3,776	63
*	Momentive Global Inc.	9,151	63
	Benchmark Electronics Inc.	2,600	62
*	Yext Inc.	8,385	62
*	ScanSource Inc.	1,939	60
*	ForgeRock Inc. Class A	2,771	57
*	CEVA Inc.	1,777	56
*	Intapp Inc.	1,412	56
*	Amplitude Inc. Class A	4,275	56

28

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Consensus Cloud Solutions Inc.	1,369	56
*	Olo Inc. Class A	6,873	55
*	Planet Labs PBC	11,860	55
*	Eventbrite Inc. Class A	6,170	54
*	LivePerson Inc.	5,206	53
*	PubMatic Inc. Class A	3,483	53
*,1	Matterport Inc.	17,121	52
	Sapiens International Corp. NV	2,490	51
*	Squarespace Inc. Class A	2,165	51
*	EngageSmart Inc.	2,441	51
*	NerdWallet Inc. Class A	2,293	47
*	Grid Dynamics Holdings Inc.	3,921	46
*	Kimball Electronics Inc.	1,806	45
	Simulations Plus Inc.	1,187	45
*	ACM Research Inc. Class A	4,294	45
*,1	AvePoint Inc.	8,887	44
*	Alpha & Omega Semiconductor Ltd.	1,627	43
*	BigCommerce Holdings Inc. Series 1	4,520	43
*	Alkami Technology Inc.	2,788	43
*	OneSpan Inc.	2,990	40
*,1	IonQ Inc.	8,366	40
	Hackett Group Inc.	1,974	37
*	Domo Inc. Class B	2,348	36
*	Vimeo Inc.	9,432	36
*	nLight Inc.	3,125	35
	PC Connection Inc.	793	35
*	ON24 Inc.	3,398	33
	American Software Inc. Class A	2,322	31
	Ebix Inc.	1,771	31
*	Mitek Systems Inc.	3,348	31
*,1	MeridianLink Inc.	1,936	31
*	Mediaalpha Inc. Class A	1,977	30
*	SolarWinds Corp.	3,526	30
*,1	MicroVision Inc.	11,180	29
*	Couchbase Inc.	1,806	29
*,1	Ouster Inc.	23,709	28
*	Bandwidth Inc. Class A	1,703	27
*	Definitive Healthcare Corp. Class A	2,220	25
*	Cvent Holding Corp.	3,480	25
*,1	Nutex Health Inc.	18,358	25
*	EverQuote Inc. Class A	1,754	24
*	Enfusion Inc. Class A	2,212	24
*	Digimarc Corp.	1,092	22
*	Porch Group Inc.	8,725	22
*	SmartRent Inc.	8,389	22
*	Brightcove Inc.	3,823	21
*	Blend Labs Inc. Class A	13,138	21
*,1	Tucows Inc. Class A	864	20
*	Unisys Corp.	4,029	20
*	EverCommerce Inc.	2,001	20
*,1	Veritone Inc.	2,686	19
*	Red Violet Inc.	895	18
*	Rimini Street Inc.	3,927	17
*	Telos Corp.	4,272	17
*	NextNav Inc.	6,216	17
*,1	Applied Digital Corp.	6,289	17
*	Upland Software Inc.	2,772	16
*	AXT Inc.	3,354	15
*	Skillz Inc. Class A	23,879	15
		Shares	Market Value• ($000)
*	Weave Communications Inc.	2,777	14
*	Identiv Inc.	1,890	13
*	Edgio Inc.	10,003	12
*	Diebold Nixdorf Inc.	3,360	11
*	TrueCar Inc.	4,681	11
*	Rackspace Technology Inc.	4,643	11
*	Aeva Technologies Inc.	5,329	10
*,1	Vivid Seats Inc. Class A	1,246	10
*	Innovid Corp.	6,004	10
*,1	Groupon Inc. Class A	1,073	8
*	eGain Corp.	949	7
*	Atomera Inc.	1,040	7
*	1stdibs.com Inc.	1,386	7
*,1	Cyxtera Technologies Inc.	3,222	7
*,1	Cleanspark Inc.	2,012	6
*	Arteris Inc.	972	6
*	SkyWater Technology Inc.	397	5
*,1	Cipher Mining Inc.	3,610	5
*,1	Vinco Ventures Inc.	9,105	4
*	WM Technology Inc.	3,615	4
*	Transphorm Inc.	1,106	4
*	Arena Group Holdings Inc.	569	4
*	SecureWorks Corp. Class A	401	3
*,1	Beachbody Co. Inc.	5,263	3
*	KORE Group Holdings Inc.	1,790	3
*	Viant Technology Inc. Class A	543	2
*	IronNet Inc.	3,240	2
*	Loyalty Ventures Inc.	936	2
*	Cryptyde Inc.	910	—
			788,297
Telecommunications (2.5%)
	Cisco Systems Inc.	330,851	16,020
	Verizon Communications Inc.	337,852	13,112
	Comcast Corp. Class A	345,539	12,844
	AT&T Inc.	576,673	10,905
*	T-Mobile US Inc.	47,911	6,812
	Motorola Solutions Inc.	13,207	3,471
*	Charter Communications Inc. Class A	8,620	3,169
*	Arista Networks Inc.	19,805	2,747
	Juniper Networks Inc.	25,552	786
*	Liberty Broadband Corp. Class C	8,598	745
*	Roku Inc.	10,071	651
*	Iridium Communications Inc.	10,389	638
*	Ciena Corp.	11,989	578
*	Frontier Communications Parent Inc.	20,308	556
	Cable One Inc.	463	320
*	Lumentum Holdings Inc.	5,489	295
	Lumen Technologies Inc.	82,571	281
	Cogent Communications Holdings Inc.	3,901	252
*	Calix Inc.	4,562	233
*	DISH Network Corp. Class A	20,054	229
*	Viavi Solutions Inc.	18,774	205
*	Liberty Broadband Corp. Class A	2,337	203
*	Extreme Networks Inc.	10,428	195
*	ViaSat Inc.	5,821	185
	InterDigital Inc.	2,503	183
*,1	Infinera Corp.	17,661	125

29

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	CommScope Holding Co. Inc.	16,829	122
*	Liberty Latin America Ltd. Class C	13,576	119
	Telephone and Data Systems Inc.	7,712	98
	Adtran Holdings Inc.	5,625	98
*	Harmonic Inc.	6,731	89
*	Digi International Inc.	2,495	83
	Ubiquiti Inc.	305	82
	Shenandoah Telecommunications Co.	3,565	70
*	Xperi Inc.	5,970	70
*	Globalstar Inc.	50,336	64
*	Gogo Inc.	3,867	64
*	Altice USA Inc. Class A	15,437	61
*	Liberty Latin America Ltd. Class A	6,846	60
*	Ribbon Communications Inc.	12,431	55
*	Clearfield Inc.	844	53
*	EchoStar Corp. Class A	2,424	48
*	Lightwave Logic Inc.	7,915	47
*	8x8 Inc.	7,855	42
*	Anterix Inc.	1,375	41
	ATN International Inc.	895	38
*	WideOpenWest Inc.	3,510	38
*	NETGEAR Inc.	2,068	37
*	IDT Corp. Class B	1,131	34
	Comtech Telecommunications Corp.	2,022	32
*	Consolidated Communications Holdings Inc.	10,426	32
*	Aviat Networks Inc.	895	32
*,1	fuboTV Inc.	13,472	26
*	Ooma Inc.	1,790	23
*	United States Cellular Corp.	814	20
*	Akoustis Technologies Inc.	4,997	19
*	Cambium Networks Corp.	952	19
*	Charge Enterprises Inc.	10,774	12
*	DZS Inc.	846	9
*	Casa Systems Inc.	1,540	6
*	Inseego Corp.	4,042	4
*	Kaleyra Inc.	2,443	2
			77,489
Utilities (3.0%)
	NextEra Energy Inc.	159,957	11,362
	Duke Energy Corp.	61,662	5,812
	Southern Co.	87,460	5,515
	Waste Management Inc.	32,858	4,921
	Sempra Energy (XNYS)	25,379	3,806
	Dominion Energy Inc.	67,284	3,742
	American Electric Power Co. Inc.	41,620	3,661
	Exelon Corp.	80,052	3,233
	Xcel Energy Inc.	43,744	2,825
	Consolidated Edison Inc.	28,457	2,543
	Public Service Enterprise Group Inc.	40,153	2,426
	WEC Energy Group Inc.	25,265	2,240
	Republic Services Inc. Class A	16,539	2,132
	Eversource Energy	27,592	2,079
		Shares	Market Value• ($000)
	American Water Works Co. Inc.	14,664	2,059
*	PG&E Corp.	131,663	2,057
	Edison International	30,452	2,016
	Constellation Energy Corp.	26,238	1,965
	FirstEnergy Corp.	43,616	1,725
	DTE Energy Co.	15,599	1,711
	Ameren Corp.	20,474	1,693
	Entergy Corp.	16,208	1,667
	PPL Corp.	59,091	1,600
	CenterPoint Energy Inc.	49,544	1,378
	CMS Energy Corp.	23,035	1,358
	AES Corp.	53,591	1,323
	Atmos Energy Corp.	10,999	1,241
	Evergy Inc.	18,075	1,063
	Alliant Energy Corp.	20,415	1,047
	NiSource Inc.	32,477	891
	Essential Utilities Inc.	18,592	795
	Vistra Corp.	31,605	695
	Pinnacle West Capital Corp.	8,944	659
	UGI Corp.	16,522	615
	NRG Energy Inc.	18,297	600
	OGE Energy Corp.	16,048	573
*	Clean Harbors Inc.	4,068	537
*	Evoqua Water Technologies Corp.	9,622	467
	IDACORP Inc.	4,212	436
	National Fuel Gas Co.	7,201	412
*	Sunrun Inc.	16,401	394
	New Jersey Resources Corp.	7,543	385
	Hawaiian Electric Industries Inc.	8,710	352
*	Stericycle Inc.	7,276	347
	Brookfield Infrastructure Corp. Class A (XTSE)	7,890	341
	Southwest Gas Holdings Inc.	5,391	340
	ONE Gas Inc.	4,212	338
	Portland General Electric Co.	7,051	337
	PNM Resources Inc.	6,847	336
	Ormat Technologies Inc. (XNYS)	3,830	324
	Black Hills Corp.	5,123	315
*	Casella Waste Systems Inc. Class A	3,933	306
	Spire Inc.	4,213	297
	ALLETE Inc.	4,597	281
[1]	Brookfield Renewable Corp. Class A	10,042	280
	NorthWestern Corp.	4,734	274
	American States Water Co.	3,012	269
	California Water Service Group	4,498	257
	Avista Corp.	6,038	248
	MGE Energy Inc.	3,172	225
	Avangrid Inc.	5,634	220
	Chesapeake Utilities Corp.	1,460	187
	SJW Group	2,255	172
	Clearway Energy Inc. Class C	4,718	148
	Northwest Natural Holding Co.	3,003	145
*,1	Sunnova Energy International Inc.	8,044	143
	Clearway Energy Inc. Class A	4,744	141

30

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Middlesex Water Co.	1,502	115
	Unitil Corp.	1,150	62
*,1	Li-Cycle Holdings Corp.	10,164	62
*	Harsco Corp.	6,081	51
	York Water Co.	1,048	46
*	Heritage-Crystal Clean Inc.	1,077	39
	Artesian Resources Corp. Class A	663	37
*,1	Vertex Energy Inc.	3,823	36
	Excelerate Energy Inc. Class A	1,402	30
	Aris Water Solution Inc. Class A	1,895	27
*,1	NuScale Power Corp.	2,514	26
*	Altus Power Inc.	3,378	23
*	Pure Cycle Corp.	931	8
	Global Water Resources Inc.	630	8
	Via Renewables Inc. Class A	617	4
			94,856
Total Common Stocks (Cost $2,849,442)			3,159,624
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[4,5]	Vanguard Market Liquidity Fund, 4.640% (Cost $13,203)	132,058	13,205
Total Investments (100.2%) (Cost $2,862,645)			3,172,829
Other Assets and Liabilities—Net (-0.2%)			(6,587)
Net Assets (100%)			3,166,242
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,188,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $10,845,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
31

Russell 3000 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2023	18	1,709	(14)
E-mini S&P 500 Index	March 2023	25	4,969	(136)
				(150)

See accompanying Notes, which are an integral part of the Financial Statements.
32

Russell 3000 Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,849,442)	3,159,624
Affiliated Issuers (Cost $13,203)	13,205
Total Investments in Securities	3,172,829
Investment in Vanguard	114
Cash	100
Cash Collateral Pledged—Futures Contracts	400
Receivables for Investment Securities Sold	661
Receivables for Accrued Income	4,774
Receivables for Capital Shares Issued	6
Total Assets	3,178,884
Liabilities
Payables for Investment Securities Purchased	666
Collateral for Securities on Loan	10,845
Payables for Capital Shares Redeemed	1,010
Payables to Vanguard	104
Variation Margin Payable—Futures Contracts	17
Total Liabilities	12,642
Net Assets	3,166,242
1 Includes $10,188,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	2,870,981
Total Distributable Earnings (Loss)	295,261
Net Assets	3,166,242

ETF Shares—Net Assets
Applicable to 9,025,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,616,250
Net Asset Value Per Share—ETF Shares	$179.09

Institutional Shares—Net Assets
Applicable to 4,471,441 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,549,992
Net Asset Value Per Share—Institutional Shares	$346.64

See accompanying Notes, which are an integral part of the Financial Statements.
33

Russell 3000 Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends[1]	23,758
Interest[2]	173
Securities Lending—Net	229
Total Income	24,160
Expenses
The Vanguard Group—Note B
Investment Advisory Services	34
Management and Administrative—ETF Shares	593
Management and Administrative—Institutional Shares	511
Marketing and Distribution—ETF Shares	42
Marketing and Distribution—Institutional Shares	30
Custodian Fees	44
Shareholders’ Reports—ETF Shares	24
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	1,287
Expenses Paid Indirectly	(4)
Net Expenses	1,283
Net Investment Income	22,877
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	53,036
Futures Contracts	(1,431)
Realized Net Gain (Loss)	51,605
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(21,760)
Futures Contracts	178
Change in Unrealized Appreciation (Depreciation)	(21,582)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,900
1	Dividends are net of foreign withholding taxes of $3,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $163,000, less than $1,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $57,209,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
34

Russell 3000 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	22,877	30,384
Realized Net Gain (Loss)	51,605	197,184
Change in Unrealized Appreciation (Depreciation)	(21,582)	(538,691)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,900	(311,123)
Distributions
ETF Shares	(10,753)	(15,187)
Institutional Shares	(11,917)	(13,526)
Total Distributions	(22,670)	(28,713)
Capital Share Transactions
ETF Shares	376,481	275,640
Institutional Shares	94,981	450,842
Net Increase (Decrease) from Capital Share Transactions	471,462	726,482
Total Increase (Decrease)	501,692	386,646
Net Assets
Beginning of Period	2,664,550	2,277,904
End of Period	3,166,242	2,664,550

See accompanying Notes, which are an integral part of the Financial Statements.
35

Russell 3000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$177.97	$208.13	$158.71	$133.26	$133.98	$113.52
Investment Operations
Net Investment Income[1]	1.389	2.662	2.385	2.416	2.312	2.099
Net Realized and Unrealized Gain (Loss) on Investments	1.166	(30.247)	49.386	25.494	(.730)	20.442
Total from Investment Operations	2.555	(27.585)	51.771	27.910	1.582	22.541
Distributions
Dividends from Net Investment Income	(1.435)	(2.575)	(2.351)	(2.460)	(2.302)	(2.081)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.435)	(2.575)	(2.351)	(2.460)	(2.302)	(2.081)
Net Asset Value, End of Period	$179.09	$177.97	$208.13	$158.71	$133.26	$133.98
Total Return	1.48%	-13.36%	32.90%	21.31%	1.25%	20.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,616	$1,219	$1,124	$710	$463	$412
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.58%	1.36%	1.31%	1.74%	1.79%	1.70%
Portfolio Turnover Rate[3]	1%	8%	10%	8%	10%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Russell 3000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$344.48	$402.86	$307.19	$257.87	$259.33	$219.72
Investment Operations
Net Investment Income[1]	2.711	5.323	4.689	4.739	4.499	4.220
Net Realized and Unrealized Gain (Loss) on Investments	2.260	(58.648)	95.580	49.347	(1.394)	39.578
Total from Investment Operations	4.971	(53.325)	100.269	54.086	3.105	43.798
Distributions
Dividends from Net Investment Income	(2.811)	(5.055)	(4.599)	(4.766)	(4.565)	(4.188)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.811)	(5.055)	(4.599)	(4.766)	(4.565)	(4.188)
Net Asset Value, End of Period	$346.64	$344.48	$402.86	$307.19	$257.87	$259.33
Total Return	1.48%	-13.34%	32.94%	21.38%	1.27%	20.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,550	$1,445	$1,154	$1,018	$871	$879
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.60%	1.40%	1.34%	1.76%	1.81%	1.77%
Portfolio Turnover Rate[3]	1%	8%	10%	8%	10%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
37

Russell 3000 Index Fund
Notes to Financial Statements
Vanguard Russell 3000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
38

Russell 3000 Index Fund
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
39

Russell 3000 Index Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $114,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $4,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
40

Russell 3000 Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,159,611	9	4	3,159,624
Temporary Cash Investments	13,205	—	—	13,205
Total	3,172,816	9	4	3,172,829
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	150	—	—	150
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,880,564
Gross Unrealized Appreciation	459,573
Gross Unrealized Depreciation	(167,458)
Net Unrealized Appreciation (Depreciation)	292,115
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $57,192,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 28, 2023, the fund purchased $627,956,000 of investment securities and sold $154,433,000 of investment securities, other than temporary cash investments. Purchases and sales include $477,812,000 and $116,193,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six
41

Russell 3000 Index Fund
months ended February 28, 2023, such purchases were $13,466,000 and sales were $5,292,000, resulting in net realized loss of $1,622,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	494,363	2,850	604,261	3,075
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(117,882)	(675)	(328,621)	(1,625)
Net Increase (Decrease)—ETF Shares	376,481	2,175	275,640	1,450
Institutional Shares
Issued	129,307	378	858,256	2,365
Issued in Lieu of Cash Distributions	10,913	33	11,990	31
Redeemed	(45,239)	(136)	(419,404)	(1,064)
Net Increase (Decrease)—Institutional Shares	94,981	275	450,842	1,332
H.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
42

The Products are not sponsored, endorsed, sold or promoted by Frank Russell Company (“Russell”). Russell makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Russell 3000 Index to track general stock market performance or a segment of the same. Russell’s publication of the Russell 3000 Index in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 3000 Index are based. Russell’s only relationship to The Vanguard Group, Inc. is the licensing of certain trademarks and trade names of Russell and of the Russell 3000 Index which are determined, composed and calculated by Russell without regard to The Vanguard Group, Inc. or the Products. Russell is not responsible for and has not reviewed the Products nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell has no obligation or liability in connection with the administration, marketing or trading of the Products.
Russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the Russell Indexes or any data included in the Russell Indexes. Russell does not guarantee the accuracy and/or the completeness of the Russell 3000 Index or any data included therein and Russell shall have no liability for any errors, omissions, or interruptions therein. Russell makes no warranty, express or implied, as to the use of or results to be obtained by The Vanguard Group, Inc., investors, owners of the Products, or any other person or entity from the use of the Russell 3000 Index or any data included therein. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell 3000 Index or any data included therein. Without limiting any of the foregoing, in no event shall Russell have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.
43

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q18542 042023

Semiannual Report  |  February 28, 2023
Vanguard Treasury Index Funds
Vanguard Short-Term Treasury Index Fund
Vanguard Intermediate-Term Treasury Index Fund
Vanguard Long-Term Treasury Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2023
	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Treasury Index Fund
ETF Shares	$1,000.00	$995.00	$0.20
Admiral™ Shares	1,000.00	995.00	0.35
Institutional Shares	1,000.00	995.00	0.25
Intermediate-Term Treasury Index Fund
ETF Shares	$1,000.00	$976.10	$0.20
Admiral Shares	1,000.00	976.00	0.34
Institutional Shares	1,000.00	976.20	0.24
Long-Term Treasury Index Fund
ETF Shares	$1,000.00	$927.40	$0.19
Admiral Shares	1,000.00	927.30	0.33
Institutional Shares	1,000.00	927.50	0.24
Based on Hypothetical 5% Yearly Return
Short-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,024.60	$0.20
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Intermediate-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,024.60	$0.20
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Long-Term Treasury Index Fund
ETF Shares	$1,000.00	$1,024.60	$0.20
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Treasury Index Fund, 0.04% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Intermediate-Term Treasury Index Fund, 0.04% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; and for the Long-Term Treasury Index Fund, 0.04% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Short-Term Treasury Index Fund
Distribution by Stated Maturity
As of February 28, 2023
1 - 2 Years	55.7%
2 - 3 Years	44.3
The table reflects the fund's investments, except for temporary cash investments.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Short-Term Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.3%)
U.S. Government Securities (99.3%)
United States Treasury Note/Bond	0.250%	3/15/24	382,398	363,577
United States Treasury Note/Bond	2.125%	3/31/24	158,972	153,880
United States Treasury Note/Bond	2.250%	3/31/24	363,218	352,094
United States Treasury Note/Bond	0.375%	4/15/24	272,877	258,807
United States Treasury Note/Bond	2.000%	4/30/24	150,751	145,404
United States Treasury Note/Bond	2.250%	4/30/24	238,961	231,195
United States Treasury Note/Bond	2.500%	4/30/24	399,702	387,711
United States Treasury Note/Bond	0.250%	5/15/24	512,228	483,095
United States Treasury Note/Bond	2.500%	5/15/24	399,603	387,303
United States Treasury Note/Bond	2.000%	5/31/24	240,454	231,362
United States Treasury Note/Bond	2.500%	5/31/24	282,551	273,545
United States Treasury Note/Bond	0.250%	6/15/24	343,469	322,700
United States Treasury Note/Bond	1.750%	6/30/24	218,941	209,533
United States Treasury Note/Bond	2.000%	6/30/24	124,761	119,732
United States Treasury Note/Bond	3.000%	6/30/24	314,095	305,556
United States Treasury Note/Bond	0.375%	7/15/24	305,738	286,677
United States Treasury Note/Bond	1.750%	7/31/24	232,313	221,714
United States Treasury Note/Bond	2.125%	7/31/24	127,640	122,495
United States Treasury Note/Bond	3.000%	7/31/24	256,724	249,423
United States Treasury Note/Bond	0.375%	8/15/24	589,360	550,775
United States Treasury Note/Bond	2.375%	8/15/24	444,394	427,521
United States Treasury Note/Bond	1.250%	8/31/24	174,547	164,974
United States Treasury Note/Bond	1.875%	8/31/24	136,119	129,845
United States Treasury Note/Bond	3.250%	8/31/24	267,728	260,826
United States Treasury Note/Bond	0.375%	9/15/24	469,282	437,239
United States Treasury Note/Bond	1.500%	9/30/24	159,820	151,355
United States Treasury Note/Bond	2.125%	9/30/24	75,912	72,626
United States Treasury Note/Bond	4.250%	9/30/24	292,628	289,336
United States Treasury Note/Bond	0.625%	10/15/24	427,375	398,527
United States Treasury Note/Bond	1.500%	10/31/24	167,505	158,292
United States Treasury Note/Bond	2.250%	10/31/24	88,331	84,508
United States Treasury Note/Bond	4.375%	10/31/24	241,209	238,910
United States Treasury Note/Bond	0.750%	11/15/24	669,589	623,869
United States Treasury Note/Bond	2.250%	11/15/24	254,131	243,052
United States Treasury Note/Bond	7.500%	11/15/24	5,470	5,696
United States Treasury Note/Bond	1.500%	11/30/24	171,449	161,698
United States Treasury Note/Bond	2.125%	11/30/24	118,239	112,733
United States Treasury Note/Bond	4.500%	11/30/24	271,824	269,870
United States Treasury Note/Bond	1.000%	12/15/24	384,535	358,879
4

Short-Term Treasury Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.750%	12/31/24	146,759	138,779
United States Treasury Note/Bond	2.250%	12/31/24	108,431	103,450
United States Treasury Note/Bond	4.250%	12/31/24	271,702	268,645
United States Treasury Note/Bond	1.125%	1/15/25	381,939	356,576
United States Treasury Note/Bond	1.375%	1/31/25	168,383	157,833
United States Treasury Note/Bond	2.500%	1/31/25	97,787	93,646
United States Treasury Note/Bond	4.125%	1/31/25	244,950	241,773
United States Treasury Note/Bond	1.500%	2/15/25	562,657	527,930
United States Treasury Note/Bond	2.000%	2/15/25	363,476	344,450
United States Treasury Note/Bond	7.625%	2/15/25	6,613	6,947
United States Treasury Note/Bond	1.125%	2/28/25	215,722	200,689
United States Treasury Note/Bond	2.750%	2/28/25	156,214	150,136
United States Treasury Note/Bond	4.625%	2/28/25	211,530	210,869
United States Treasury Note/Bond	1.750%	3/15/25	402,538	378,763
United States Treasury Note/Bond	0.500%	3/31/25	264,910	242,765
United States Treasury Note/Bond	2.625%	3/31/25	86,719	83,088
United States Treasury Note/Bond	2.625%	4/15/25	406,489	388,959
United States Treasury Note/Bond	0.375%	4/30/25	287,219	261,639
United States Treasury Note/Bond	2.875%	4/30/25	167,266	160,837
United States Treasury Note/Bond	2.125%	5/15/25	327,347	309,599
United States Treasury Note/Bond	2.750%	5/15/25	399,781	383,228
United States Treasury Note/Bond	0.250%	5/31/25	254,594	230,606
United States Treasury Note/Bond	2.875%	5/31/25	163,219	156,843
United States Treasury Note/Bond	2.875%	6/15/25	316,032	303,687
United States Treasury Note/Bond	0.250%	6/30/25	305,717	276,292
United States Treasury Note/Bond	2.750%	6/30/25	79,528	76,160
United States Treasury Note/Bond	3.000%	7/15/25	293,373	282,463
United States Treasury Note/Bond	0.250%	7/31/25	308,445	277,841
United States Treasury Note/Bond	2.875%	7/31/25	175,220	168,211
United States Treasury Note/Bond	2.000%	8/15/25	296,254	278,294
United States Treasury Note/Bond	3.125%	8/15/25	371,745	358,850
United States Treasury Note/Bond	6.875%	8/15/25	5,057	5,308
United States Treasury Note/Bond	0.250%	8/31/25	299,200	268,719
United States Treasury Note/Bond	2.750%	8/31/25	128,649	122,980
United States Treasury Note/Bond	3.500%	9/15/25	281,378	273,992
United States Treasury Note/Bond	0.250%	9/30/25	345,080	309,332
United States Treasury Note/Bond	3.000%	9/30/25	157,935	151,815
United States Treasury Note/Bond	4.250%	10/15/25	383,408	380,173
United States Treasury Note/Bond	0.250%	10/31/25	225,519	201,346
United States Treasury Note/Bond	3.000%	10/31/25	134,094	128,793
United States Treasury Note/Bond	2.250%	11/15/25	347,884	327,555
United States Treasury Note/Bond	4.500%	11/15/25	473,125	472,312
United States Treasury Note/Bond	0.375%	11/30/25	272,050	243,017
United States Treasury Note/Bond	2.875%	11/30/25	136,826	130,968
United States Treasury Note/Bond	4.000%	12/15/25	425,563	419,844
United States Treasury Note/Bond	0.375%	12/31/25	227,686	203,103
United States Treasury Note/Bond	2.625%	12/31/25	148,238	140,919
United States Treasury Note/Bond	3.875%	1/15/26	305,524	300,273
United States Treasury Note/Bond	0.375%	1/31/26	408,520	362,881
United States Treasury Note/Bond	2.625%	1/31/26	173,622	164,832
United States Treasury Note/Bond	1.625%	2/15/26	326,890	301,045
United States Treasury Note/Bond	4.000%	2/15/26	376,530	371,353
United States Treasury Note/Bond	6.000%	2/15/26	20,180	20,968
United States Treasury Note/Bond	0.500%	2/28/26	377,250	335,340
5

Short-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.500%	2/28/26	150,900	142,600
Total U.S. Government and Agency Obligations (Cost $24,198,081)					23,445,650
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund (Cost $78,542)	4.640%		785,524	78,544
Total Investments (99.6%) (Cost $24,276,623)					23,524,194
Other Assets and Liabilities—Net (0.4%)					92,047
Net Assets (100%)					23,616,241
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Short-Term Treasury Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $24,198,081)	23,445,650
Affiliated Issuers (Cost $78,542)	78,544
Total Investments in Securities	23,524,194
Investment in Vanguard	830
Receivables for Investment Securities Sold	1,399,248
Receivables for Accrued Income	104,380
Receivables for Capital Shares Issued	3,890
Total Assets	25,032,542
Liabilities
Due to Custodian	62
Payables for Investment Securities Purchased	1,375,055
Payables for Capital Shares Redeemed	39,067
Payables for Distributions	1,746
Payables to Vanguard	371
Total Liabilities	1,416,301
Net Assets	23,616,241
At February 28, 2023, net assets consisted of:

Paid-in Capital	24,693,744
Total Distributable Earnings (Loss)	(1,077,503)
Net Assets	23,616,241

ETF Shares—Net Assets
Applicable to 335,238,353 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,329,507
Net Asset Value Per Share—ETF Shares	$57.66

Admiral Shares—Net Assets
Applicable to 154,605,236 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,967,717
Net Asset Value Per Share—Admiral Shares	$19.20

Institutional Shares—Net Assets
Applicable to 54,694,481 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,319,017
Net Asset Value Per Share—Institutional Shares	$24.12
See accompanying Notes, which are an integral part of the Financial Statements.
7

Short-Term Treasury Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Interest[1]	241,017
Total Income	241,017
Expenses
The Vanguard Group—Note B
Investment Advisory Services	278
Management and Administrative—ETF Shares	2,554
Management and Administrative—Admiral Shares	852
Management and Administrative—Institutional Shares	257
Marketing and Distribution—ETF Shares	509
Marketing and Distribution—Admiral Shares	77
Marketing and Distribution—Institutional Shares	25
Custodian Fees	46
Shareholders’ Reports—ETF Shares	173
Shareholders’ Reports—Admiral Shares	9
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	5
Other Expenses	6
Total Expenses	4,792
Expenses Paid Indirectly	(44)
Net Expenses	4,748
Net Investment Income	236,269
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(227,359)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(97,221)
Net Increase (Decrease) in Net Assets Resulting from Operations	(88,311)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,009,000, $19,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $843,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	236,269	105,867
Realized Net Gain (Loss)	(227,359)	(147,549)
Change in Unrealized Appreciation (Depreciation)	(97,221)	(676,009)
Net Increase (Decrease) in Net Assets Resulting from Operations	(88,311)	(717,691)
Distributions
ETF Shares	(168,469)	(116,564)
Admiral Shares	(30,307)	(20,209)
Institutional Shares	(13,098)	(10,271)
Total Distributions	(211,874)	(147,044)
Capital Share Transactions
ETF Shares	4,004,474	2,863,266
Admiral Shares	502,542	190,909
Institutional Shares	245,892	12,395
Net Increase (Decrease) from Capital Share Transactions	4,752,908	3,066,570
Total Increase (Decrease)	4,452,723	2,201,835
Net Assets
Beginning of Period	19,163,518	16,961,683
End of Period	23,616,241	19,163,518
See accompanying Notes, which are an integral part of the Financial Statements.
9

Short-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$58.51	$61.50	$62.13	$61.12	$59.89	$60.86
Investment Operations
Net Investment Income[1]	.637	.368	.288	.956	1.430	.965
Net Realized and Unrealized Gain (Loss) on Investments	(.930)	(2.860)	(.220)	1.115	1.165	(1.062)
Total from Investment Operations	(.293)	(2.492)	.068	2.071	2.595	(.097)
Distributions
Dividends from Net Investment Income	(.557)	(.310)	(.325)	(1.061)	(1.365)	(.873)
Distributions from Realized Capital Gains	—	(.188)	(.373)	—	—	—
Total Distributions	(.557)	(.498)	(.698)	(1.061)	(1.365)	(.873)
Net Asset Value, End of Period	$57.66	$58.51	$61.50	$62.13	$61.12	$59.89
Total Return	-0.50%	-4.07%	0.11%	3.43%	4.39%	-0.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,330	$15,565	$13,394	$9,140	$5,334	$3,080
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.05%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.22%	0.61%	0.47%	1.55%	2.37%	1.61%
Portfolio Turnover Rate[3]	30%	59%	66%	67%	55%	67%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Short-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$19.50	$20.51	$20.71	$20.35	$19.95	$20.29
Investment Operations
Net Investment Income[1]	.209	.114	.095	.312	.472	.324
Net Realized and Unrealized Gain (Loss) on Investments	(.306)	(.949)	(.078)	.375	.384	(.358)
Total from Investment Operations	(.097)	(.835)	.017	.687	.856	(.034)
Distributions
Dividends from Net Investment Income	(.203)	(.112)	(.093)	(.327)	(.456)	(.306)
Distributions from Realized Capital Gains	—	(.063)	(.124)	—	—	—
Total Distributions	(.203)	(.175)	(.217)	(.327)	(.456)	(.306)
Net Asset Value, End of Period	$19.20	$19.50	$20.51	$20.71	$20.35	$19.95
Total Return[2]	-0.50%	-4.09%	0.08%	3.41%	4.34%	-0.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,968	$2,506	$2,430	$2,748	$1,596	$929
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%[3]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.19%	0.57%	0.46%	1.52%	2.35%	1.61%
Portfolio Turnover Rate[4]	30%	59%	66%	67%	55%	67%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Short-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$24.50	$25.77	$26.02	$25.57	$25.06	$25.49
Investment Operations
Net Investment Income[1]	.265	.145	.120	.421	.598	.425
Net Realized and Unrealized Gain (Loss) on Investments	(.388)	(1.191)	(.092)	.445	.490	(.467)
Total from Investment Operations	(.123)	(1.046)	.028	.866	1.088	(.042)
Distributions
Dividends from Net Investment Income	(.257)	(.145)	(.122)	(.416)	(.578)	(.388)
Distributions from Realized Capital Gains	—	(.079)	(.156)	—	—	—
Total Distributions	(.257)	(.224)	(.278)	(.416)	(.578)	(.388)
Net Asset Value, End of Period	$24.12	$24.50	$25.77	$26.02	$25.57	$25.06
Total Return	-0.50%	-4.08%	0.11%	3.42%	4.40%	-0.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,319	$1,092	$1,138	$1,104	$974	$508
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%[2]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.20%	0.58%	0.47%	1.63%	2.37%	1.63%
Portfolio Turnover Rate[3]	30%	59%	66%	67%	55%	67%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Short-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Short-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the
13

Short-Term Treasury Index Fund
cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are based on the average cost of the securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
14

Short-Term Treasury Index Fund
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $830,000, representing less than 0.01% of the fund’s net assets and 0.33% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $44,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	23,445,650	—	23,445,650
Temporary Cash Investments	78,544	—	—	78,544
Total	78,544	23,445,650	—	23,524,194
15

Short-Term Treasury Index Fund
E.  As of February 28, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	24,277,283
Gross Unrealized Appreciation	36
Gross Unrealized Depreciation	(753,125)
Net Unrealized Appreciation (Depreciation)	(753,089)
F.  During the six months ended February 28, 2023, the fund purchased $12,403,570,000 of investment securities and sold $7,738,815,000 of investment securities, other than temporary cash investments. Purchases and sales include $5,287,148,000 and $1,352,488,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	5,368,524	92,766	7,645,151	128,173
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,364,050)	(23,575)	(4,781,885)	(79,925)
Net Increase (Decrease)—ETF Shares	4,004,474	69,191	2,863,266	48,248
Admiral Shares
Issued	1,289,531	66,864	1,386,561	69,862
Issued in Lieu of Cash Distributions	22,402	1,162	15,276	765
Redeemed	(809,391)	(41,947)	(1,210,928)	(60,577)
Net Increase (Decrease)—Admiral Shares	502,542	26,079	190,909	10,050
Institutional Shares
Issued	512,881	21,146	585,141	23,322
Issued in Lieu of Cash Distributions	11,882	491	8,407	335
Redeemed	(278,871)	(11,523)	(581,153)	(23,235)
Net Increase (Decrease)—Institutional Shares	245,892	10,114	12,395	422
H.  Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
16

Intermediate-Term Treasury Index Fund
Distribution by Stated Maturity
As of February 28, 2023
2 - 4 Years	22.2%
4 - 6 Years	43.1
6 - 8 Years	20.1
8 - 10 Years	14.6
The table reflects the fund's investments, except for short-term investments.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
17

Intermediate-Term Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.3%)
U.S. Government Securities (99.3%)
United States Treasury Note/Bond	0.750%	3/31/26	177,754	159,034
United States Treasury Note/Bond	2.250%	3/31/26	96,366	90,313
United States Treasury Note/Bond	0.750%	4/30/26	172,078	153,391
United States Treasury Note/Bond	2.375%	4/30/26	104,985	98,620
United States Treasury Note/Bond	1.625%	5/15/26	208,472	190,947
United States Treasury Note/Bond	0.750%	5/31/26	200,784	178,510
United States Treasury Note/Bond	2.125%	5/31/26	93,930	87,399
United States Treasury Note/Bond	0.875%	6/30/26	193,941	172,850
United States Treasury Note/Bond	1.875%	6/30/26	110,893	102,316
United States Treasury Note/Bond	0.625%	7/31/26	177,927	156,743
United States Treasury Note/Bond	1.875%	7/31/26	133,397	122,809
United States Treasury Note/Bond	1.500%	8/15/26	228,497	207,361
United States Treasury Note/Bond	6.750%	8/15/26	11,101	11,897
United States Treasury Note/Bond	0.750%	8/31/26	225,330	198,854
United States Treasury Note/Bond	1.375%	8/31/26	63,057	56,929
United States Treasury Note/Bond	0.875%	9/30/26	197,938	175,082
United States Treasury Note/Bond	1.625%	9/30/26	68,643	62,444
United States Treasury Note/Bond	1.125%	10/31/26	198,621	176,897
United States Treasury Note/Bond	1.625%	10/31/26	86,559	78,579
United States Treasury Note/Bond	2.000%	11/15/26	235,973	216,948
United States Treasury Note/Bond	6.500%	11/15/26	15,994	17,119
United States Treasury Note/Bond	1.250%	11/30/26	219,262	195,828
United States Treasury Note/Bond	1.625%	11/30/26	84,458	76,593
United States Treasury Note/Bond	1.250%	12/31/26	212,192	189,182
United States Treasury Note/Bond	1.750%	12/31/26	88,902	80,929
United States Treasury Note/Bond	1.500%	1/31/27	286,517	257,462
United States Treasury Note/Bond	2.250%	2/15/27	170,452	157,695
United States Treasury Note/Bond	6.625%	2/15/27	9,920	10,717
United States Treasury Note/Bond	1.125%	2/28/27	54,670	48,383
United States Treasury Note/Bond	1.875%	2/28/27	196,323	178,777
United States Treasury Note/Bond	0.625%	3/31/27	86,193	74,476
United States Treasury Note/Bond	2.500%	3/31/27	189,349	176,568
United States Treasury Note/Bond	0.500%	4/30/27	119,265	102,251
United States Treasury Note/Bond	2.750%	4/30/27	186,979	175,965
United States Treasury Note/Bond	2.375%	5/15/27	207,842	192,579
United States Treasury Note/Bond	0.500%	5/31/27	135,380	115,665
United States Treasury Note/Bond	2.625%	5/31/27	179,583	168,050
United States Treasury Note/Bond	0.500%	6/30/27	140,749	119,945
United States Treasury Note/Bond	3.250%	6/30/27	188,151	180,537
18

Intermediate-Term Treasury Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	0.375%	7/31/27	162,380	137,262
United States Treasury Note/Bond	2.750%	7/31/27	175,173	164,553
United States Treasury Note/Bond	2.250%	8/15/27	168,897	155,227
United States Treasury Note/Bond	6.375%	8/15/27	13,325	14,414
United States Treasury Note/Bond	0.500%	8/31/27	140,340	119,004
United States Treasury Note/Bond	3.125%	8/31/27	167,575	159,929
United States Treasury Note/Bond	0.375%	9/30/27	177,727	149,429
United States Treasury Note/Bond	4.125%	9/30/27	158,155	157,339
United States Treasury Note/Bond	0.500%	10/31/27	176,055	148,546
United States Treasury Note/Bond	4.125%	10/31/27	138,517	137,824
United States Treasury Note/Bond	2.250%	11/15/27	168,034	153,961
United States Treasury Note/Bond	6.125%	11/15/27	26,432	28,518
United States Treasury Note/Bond	0.625%	11/30/27	187,420	158,780
United States Treasury Note/Bond	3.875%	11/30/27	164,890	162,545
United States Treasury Note/Bond	0.625%	12/31/27	197,651	167,077
United States Treasury Note/Bond	3.875%	12/31/27	158,801	156,493
United States Treasury Note/Bond	0.750%	1/31/28	230,044	195,214
United States Treasury Note/Bond	3.500%	1/31/28	129,814	125,879
United States Treasury Note/Bond	2.750%	2/15/28	217,145	203,132
United States Treasury Note/Bond	1.125%	2/29/28	213,502	184,279
United States Treasury Note/Bond	4.000%	2/29/28	198,852	197,392
United States Treasury Note/Bond	1.250%	3/31/28	209,563	181,665
United States Treasury Note/Bond	1.250%	4/30/28	231,439	200,195
United States Treasury Note/Bond	2.875%	5/15/28	239,610	224,934
United States Treasury Note/Bond	1.250%	5/31/28	250,313	216,169
United States Treasury Note/Bond	1.250%	6/30/28	213,689	184,140
United States Treasury Note/Bond	1.000%	7/31/28	218,137	185,007
United States Treasury Note/Bond	2.875%	8/15/28	241,948	226,675
United States Treasury Note/Bond	5.500%	8/15/28	21,829	23,146
United States Treasury Note/Bond	1.125%	8/31/28	224,461	191,318
United States Treasury Note/Bond	1.250%	9/30/28	226,395	193,886
United States Treasury Note/Bond	1.375%	10/31/28	230,488	198,436
United States Treasury Note/Bond	3.125%	11/15/28	222,178	210,548
United States Treasury Note/Bond	5.250%	11/15/28	31,328	33,027
United States Treasury Note/Bond	1.500%	11/30/28	220,303	190,769
United States Treasury Note/Bond	1.375%	12/31/28	203,011	174,399
United States Treasury Note/Bond	1.750%	1/31/29	203,314	178,027
United States Treasury Note/Bond	2.625%	2/15/29	222,979	205,245
United States Treasury Note/Bond	5.250%	2/15/29	16,385	17,271
United States Treasury Note/Bond	1.875%	2/28/29	201,886	178,070
United States Treasury Note/Bond	2.375%	3/31/29	177,565	160,918
United States Treasury Note/Bond	2.875%	4/30/29	164,067	152,941
United States Treasury Note/Bond	2.375%	5/15/29	199,497	180,482
United States Treasury Note/Bond	2.750%	5/31/29	155,937	144,242
United States Treasury Note/Bond	3.250%	6/30/29	147,886	140,723
United States Treasury Note/Bond	2.625%	7/31/29	153,564	140,799
United States Treasury Note/Bond	1.625%	8/15/29	167,741	144,965
United States Treasury Note/Bond	6.125%	8/15/29	14,339	15,941
United States Treasury Note/Bond	3.125%	8/31/29	140,747	132,896
United States Treasury Note/Bond	3.875%	9/30/29	141,048	139,153
United States Treasury Note/Bond	4.000%	10/31/29	128,933	128,167
United States Treasury Note/Bond	1.750%	11/15/29	127,847	111,227
United States Treasury Note/Bond	3.875%	11/30/29	143,904	142,060
United States Treasury Note/Bond	3.875%	12/31/29	135,238	133,569
United States Treasury Note/Bond	3.500%	1/31/30	122,670	118,453
19

Intermediate-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.500%	2/15/30	191,758	162,784
	United States Treasury Note/Bond	4.000%	2/28/30	174,098	173,391
	United States Treasury Note/Bond	0.625%	5/15/30	299,420	236,729
	United States Treasury Note/Bond	6.250%	5/15/30	24,544	27,857
	United States Treasury Note/Bond	0.625%	8/15/30	389,648	306,361
	United States Treasury Note/Bond	0.875%	11/15/30	404,304	323,064
	United States Treasury Note/Bond	1.125%	2/15/31	352,804	287,039
	United States Treasury Note/Bond	5.375%	2/15/31	28,813	31,460
	United States Treasury Note/Bond	1.625%	5/15/31	388,342	326,450
	United States Treasury Note/Bond	1.250%	8/15/31	423,400	343,219
	United States Treasury Note/Bond	1.375%	11/15/31	423,929	345,038
	United States Treasury Note/Bond	1.875%	2/15/32	388,932	329,498
	United States Treasury Note/Bond	2.875%	5/15/32	393,449	361,912
	United States Treasury Note/Bond	2.750%	8/15/32	372,139	338,181
	United States Treasury Note/Bond	4.125%	11/15/32	365,924	371,813
	United States Treasury Note/Bond	3.500%	2/15/33	157,098	151,919
Total U.S. Government and Agency Obligations (Cost $19,243,395)					17,609,619
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund (Cost $64,131)	4.640%		641,394	64,133
Total Investments (99.7%) (Cost $19,307,526)					17,673,752
Other Assets and Liabilities—Net (0.3%)					49,224
Net Assets (100%)					17,722,976
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Intermediate-Term Treasury Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $19,243,395)	17,609,619
Affiliated Issuers (Cost $64,131)	64,133
Total Investments in Securities	17,673,752
Investment in Vanguard	672
Cash	144
Receivables for Investment Securities Sold	447,038
Receivables for Accrued Income	73,582
Receivables for Capital Shares Issued	75,088
Total Assets	18,270,276
Liabilities
Payables for Investment Securities Purchased	541,708
Payables for Capital Shares Redeemed	4,349
Payables for Distributions	949
Payables to Vanguard	294
Total Liabilities	547,300
Net Assets	17,722,976
At February 28, 2023, net assets consisted of:

Paid-in Capital	19,746,030
Total Distributable Earnings (Loss)	(2,023,054)
Net Assets	17,722,976

ETF Shares—Net Assets
Applicable to 218,311,209 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,718,692
Net Asset Value Per Share—ETF Shares	$58.26

Admiral Shares—Net Assets
Applicable to 149,432,399 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,935,352
Net Asset Value Per Share—Admiral Shares	$19.64

Institutional Shares—Net Assets
Applicable to 84,871,876 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,068,932
Net Asset Value Per Share—Institutional Shares	$24.38
See accompanying Notes, which are an integral part of the Financial Statements.
21

Intermediate-Term Treasury Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Interest[1]	206,297
Total Income	206,297
Expenses
The Vanguard Group—Note B
Investment Advisory Services	225
Management and Administrative—ETF Shares	1,821
Management and Administrative—Admiral Shares	861
Management and Administrative—Institutional Shares	371
Marketing and Distribution—ETF Shares	374
Marketing and Distribution—Admiral Shares	77
Marketing and Distribution—Institutional Shares	38
Custodian Fees	42
Shareholders’ Reports—ETF Shares	184
Shareholders’ Reports—Admiral Shares	14
Shareholders’ Reports—Institutional Shares	22
Trustees’ Fees and Expenses	4
Other Expenses	6
Total Expenses	4,039
Expenses Paid Indirectly	(42)
Net Expenses	3,997
Net Investment Income	202,300
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(169,506)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(413,798)
Net Increase (Decrease) in Net Assets Resulting from Operations	(381,004)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $462,000, $4,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $21,659,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
22

Intermediate-Term Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	202,300	181,505
Realized Net Gain (Loss)	(169,506)	(248,281)
Change in Unrealized Appreciation (Depreciation)	(413,798)	(1,386,084)
Net Increase (Decrease) in Net Assets Resulting from Operations	(381,004)	(1,452,860)
Distributions
ETF Shares	(140,879)	(165,364)
Admiral Shares	(32,117)	(48,477)
Institutional Shares	(21,294)	(33,566)
Total Distributions	(194,290)	(247,407)
Capital Share Transactions
ETF Shares	1,401,979	4,723,604
Admiral Shares	152,552	574,795
Institutional Shares	431,609	195,879
Net Increase (Decrease) from Capital Share Transactions	1,986,140	5,494,278
Total Increase (Decrease)	1,410,846	3,794,011
Net Assets
Beginning of Period	16,312,130	12,518,119
End of Period	17,722,976	16,312,130
See accompanying Notes, which are an integral part of the Financial Statements.
23

Intermediate-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$60.34	$68.27	$70.46	$67.26	$62.67	$65.29
Investment Operations
Net Investment Income[1]	.680	.858	.809	1.239	1.515	1.250
Net Realized and Unrealized Gain (Loss) on Investments	(2.115)	(7.617)	(1.692)	3.248	4.552	(2.691)
Total from Investment Operations	(1.435)	(6.759)	(.883)	4.487	6.067	(1.441)
Distributions
Dividends from Net Investment Income	(.645)	(.805)	(.820)	(1.287)	(1.477)	(1.179)
Distributions from Realized Capital Gains	—	(.366)	(.487)	—	—	—
Total Distributions	(.645)	(1.171)	(1.307)	(1.287)	(1.477)	(1.179)
Net Asset Value, End of Period	$58.26	$60.34	$68.27	$70.46	$67.26	$62.67
Total Return	-2.39%	-10.01%	-1.26%	6.76%	9.84%	-2.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,719	$11,726	$8,147	$6,547	$4,353	$2,680
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.05%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.33%	1.34%	1.18%	1.80%	2.36%	1.97%
Portfolio Turnover Rate[3]	14%	36%	33%	28%	29%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Intermediate-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$20.35	$23.04	$23.78	$22.68	$21.13	$22.03
Investment Operations
Net Investment Income[1]	.226	.283	.267	.416	.507	.418
Net Realized and Unrealized Gain (Loss) on Investments	(.713)	(2.575)	(.577)	1.101	1.540	(.911)
Total from Investment Operations	(.487)	(2.292)	(.310)	1.517	2.047	(.493)
Distributions
Dividends from Net Investment Income	(.223)	(.274)	(.265)	(.417)	(.497)	(.407)
Distributions from Realized Capital Gains	—	(.124)	(.165)	—	—	—
Total Distributions	(.223)	(.398)	(.430)	(.417)	(.497)	(.407)
Net Asset Value, End of Period	$19.64	$20.35	$23.04	$23.78	$22.68	$21.13
Total Return[2]	-2.40%	-10.05%	-1.31%	6.76%	9.83%	-2.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,935	$2,886	$2,646	$2,740	$1,887	$1,104
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%[3]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.29%	1.31%	1.15%	1.79%	2.34%	1.97%
Portfolio Turnover Rate[4]	14%	36%	33%	28%	29%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
25

Intermediate-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$25.26	$28.60	$29.51	$28.15	$26.23	$27.33
Investment Operations
Net Investment Income[1]	.284	.355	.337	.527	.634	.524
Net Realized and Unrealized Gain (Loss) on Investments	(.884)	(3.195)	(.709)	1.355	1.908	(1.114)
Total from Investment Operations	(.600)	(2.840)	(.372)	1.882	2.542	(.590)
Distributions
Dividends from Net Investment Income	(.280)	(.346)	(.334)	(.522)	(.622)	(.510)
Distributions from Realized Capital Gains	—	(.154)	(.204)	—	—	—
Total Distributions	(.280)	(.500)	(.538)	(.522)	(.622)	(.510)
Net Asset Value, End of Period	$24.38	$25.26	$28.60	$29.51	$28.15	$26.23
Total Return	-2.38%	-10.03%	-1.26%	6.76%	9.83%	-2.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,069	$1,700	$1,725	$1,558	$1,183	$390
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%[2]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.32%	1.32%	1.17%	1.83%	2.36%	1.99%
Portfolio Turnover Rate[3]	14%	36%	33%	28%	29%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
26

Intermediate-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
27

Intermediate-Term Treasury Index Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $672,000, representing less than 0.01% of the fund’s net assets and 0.27% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $42,000 (an annual rate of less than 0.01% of average net assets).
28

Intermediate-Term Treasury Index Fund
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	17,609,619	—	17,609,619
Temporary Cash Investments	64,133	—	—	64,133
Total	64,133	17,609,619	—	17,673,752
E.  As of February 28, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	19,320,774
Gross Unrealized Appreciation	1,405
Gross Unrealized Depreciation	(1,648,427)
Net Unrealized Appreciation (Depreciation)	(1,647,022)
F.  During the six months ended February 28, 2023, the fund purchased $7,166,524,000 of investment securities and sold $5,247,724,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,199,126,000 and $2,807,558,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
29

Intermediate-Term Treasury Index Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	4,227,556	71,966	7,033,079	111,240
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,825,577)	(48,000)	(2,309,475)	(36,225)
Net Increase (Decrease)—ETF Shares	1,401,979	23,966	4,723,604	75,015
Admiral Shares
Issued	688,300	34,671	1,661,411	77,397
Issued in Lieu of Cash Distributions	28,661	1,447	42,941	1,980
Redeemed	(564,409)	(28,469)	(1,129,557)	(52,417)
Net Increase (Decrease)—Admiral Shares	152,552	7,649	574,795	26,960
Institutional Shares
Issued	588,319	23,940	737,363	27,430
Issued in Lieu of Cash Distributions	19,410	790	30,431	1,128
Redeemed	(176,120)	(7,170)	(571,915)	(21,578)
Net Increase (Decrease)—Institutional Shares	431,609	17,560	195,879	6,980
H.  Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
30

Long-Term Treasury Index Fund
Distribution by Stated Maturity
As of February 28, 2023
10 - 15 Years	1.5%
15 - 20 Years	34.8
20 - 25 Years	21.8
Over 25 Years	41.9
The table reflects the fund's investments, except for short-term investments.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
31

Long-Term Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.3%)
U.S. Government Securities (99.3%)
United States Treasury Note/Bond	4.500%	2/15/36	36,239	38,651
United States Treasury Note/Bond	4.750%	2/15/37	21,545	23,541
United States Treasury Note/Bond	5.000%	5/15/37	28,114	31,404
United States Treasury Note/Bond	4.375%	2/15/38	29,515	30,898
United States Treasury Note/Bond	4.500%	5/15/38	33,297	35,295
United States Treasury Note/Bond	3.500%	2/15/39	34,042	32,042
United States Treasury Note/Bond	4.250%	5/15/39	50,450	51,940
United States Treasury Note/Bond	4.500%	8/15/39	54,224	57,477
United States Treasury Note/Bond	4.375%	11/15/39	58,163	60,771
United States Treasury Note/Bond	4.625%	2/15/40	58,885	63,338
United States Treasury Note/Bond	1.125%	5/15/40	180,905	114,451
United States Treasury Note/Bond	4.375%	5/15/40	54,807	57,102
United States Treasury Note/Bond	1.125%	8/15/40	215,649	135,690
United States Treasury Note/Bond	3.875%	8/15/40	56,174	55,051
United States Treasury Note/Bond	1.375%	11/15/40	238,482	156,541
United States Treasury Note/Bond	4.250%	11/15/40	56,058	57,582
United States Treasury Note/Bond	1.875%	2/15/41	289,902	207,008
United States Treasury Note/Bond	4.750%	2/15/41	58,462	63,851
United States Treasury Note/Bond	2.250%	5/15/41	248,373	188,608
United States Treasury Note/Bond	4.375%	5/15/41	46,529	48,529
United States Treasury Note/Bond	1.750%	8/15/41	326,249	225,928
United States Treasury Note/Bond	3.750%	8/15/41	55,735	53,435
United States Treasury Note/Bond	2.000%	11/15/41	279,458	201,734
United States Treasury Note/Bond	3.125%	11/15/41	58,314	50,897
United States Treasury Note/Bond	2.375%	2/15/42	225,169	173,169
United States Treasury Note/Bond	3.125%	2/15/42	61,402	53,381
United States Treasury Note/Bond	3.000%	5/15/42	57,035	48,480
United States Treasury Note/Bond	3.250%	5/15/42	197,450	174,466
United States Treasury Note/Bond	2.750%	8/15/42	66,818	54,405
United States Treasury Note/Bond	3.375%	8/15/42	172,548	155,293
United States Treasury Note/Bond	2.750%	11/15/42	97,346	79,048
United States Treasury Note/Bond	4.000%	11/15/42	166,562	164,168
United States Treasury Note/Bond	3.125%	2/15/43	83,828	72,197
United States Treasury Note/Bond	3.875%	2/15/43	44,012	42,712
United States Treasury Note/Bond	2.875%	5/15/43	133,024	109,953
United States Treasury Note/Bond	3.625%	8/15/43	94,584	87,993
United States Treasury Note/Bond	3.750%	11/15/43	96,031	90,914
United States Treasury Note/Bond	3.625%	2/15/44	102,185	94,776
United States Treasury Note/Bond	3.375%	5/15/44	94,875	84,602
32

Long-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.125%	8/15/44	122,071	104,371
	United States Treasury Note/Bond	3.000%	11/15/44	106,651	89,203
	United States Treasury Note/Bond	2.500%	2/15/45	144,838	110,620
	United States Treasury Note/Bond	3.000%	5/15/45	68,460	57,132
	United States Treasury Note/Bond	2.875%	8/15/45	94,919	77,389
	United States Treasury Note/Bond	3.000%	11/15/45	56,298	46,921
	United States Treasury Note/Bond	2.500%	2/15/46	115,803	88,011
	United States Treasury Note/Bond	2.500%	5/15/46	113,796	86,449
	United States Treasury Note/Bond	2.250%	8/15/46	143,423	103,444
	United States Treasury Note/Bond	2.875%	11/15/46	64,393	52,461
	United States Treasury Note/Bond	3.000%	2/15/47	126,874	105,583
	United States Treasury Note/Bond	3.000%	5/15/47	100,935	84,060
	United States Treasury Note/Bond	2.750%	8/15/47	140,106	111,384
	United States Treasury Note/Bond	2.750%	11/15/47	141,228	112,320
	United States Treasury Note/Bond	3.000%	2/15/48	163,661	136,426
	United States Treasury Note/Bond	3.125%	5/15/48	171,359	146,298
	United States Treasury Note/Bond	3.000%	8/15/48	192,685	160,801
	United States Treasury Note/Bond	3.375%	11/15/48	197,516	176,715
	United States Treasury Note/Bond	3.000%	2/15/49	202,451	169,363
	United States Treasury Note/Bond	2.875%	5/15/49	197,588	161,497
	United States Treasury Note/Bond	2.250%	8/15/49	185,110	132,759
	United States Treasury Note/Bond	2.375%	11/15/49	176,998	130,564
	United States Treasury Note/Bond	2.000%	2/15/50	223,029	150,824
	United States Treasury Note/Bond	1.250%	5/15/50	259,903	144,206
	United States Treasury Note/Bond	1.375%	8/15/50	293,115	168,083
	United States Treasury Note/Bond	1.625%	11/15/50	285,772	175,125
	United States Treasury Note/Bond	1.875%	2/15/51	323,563	211,327
	United States Treasury Note/Bond	2.375%	5/15/51	325,773	239,239
	United States Treasury Note/Bond	2.000%	8/15/51	318,892	214,405
	United States Treasury Note/Bond	1.875%	11/15/51	300,387	195,439
	United States Treasury Note/Bond	2.250%	2/15/52	276,502	197,224
	United States Treasury Note/Bond	2.875%	5/15/52	262,965	215,385
	United States Treasury Note/Bond	3.000%	8/15/52	246,735	207,566
	United States Treasury Note/Bond	4.000%	11/15/52	246,652	250,968
	United States Treasury Note/Bond	3.625%	2/15/53	88,517	84,271
Total U.S. Government and Agency Obligations (Cost $10,782,979)					8,425,154
				Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[1]	Vanguard Market Liquidity Fund (Cost $67,225)	4.640%		672,314	67,225
Total Investments (100.1%) (Cost $10,850,204)					8,492,379
Other Assets and Liabilities—Net (-0.1%)					(6,459)
Net Assets (100%)					8,485,920
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
33

Long-Term Treasury Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $10,782,979)	8,425,154
Affiliated Issuers (Cost $67,225)	67,225
Total Investments in Securities	8,492,379
Investment in Vanguard	300
Cash	64
Receivables for Investment Securities Sold	64,463
Receivables for Accrued Income	46,674
Receivables for Capital Shares Issued	10,464
Total Assets	8,614,344
Liabilities
Payables for Investment Securities Purchased	126,652
Payables for Capital Shares Redeemed	1,057
Payables for Distributions	572
Payables to Vanguard	143
Total Liabilities	128,424
Net Assets	8,485,920
At February 28, 2023, net assets consisted of:

Paid-in Capital	11,397,455
Total Distributable Earnings (Loss)	(2,911,535)
Net Assets	8,485,920

ETF Shares—Net Assets
Applicable to 72,892,034 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,561,148
Net Asset Value Per Share—ETF Shares	$62.57

Admiral Shares—Net Assets
Applicable to 51,285,190 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,077,023
Net Asset Value Per Share—Admiral Shares	$21.00

Institutional Shares—Net Assets
Applicable to 106,842,379 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,847,749
Net Asset Value Per Share—Institutional Shares	$26.65
See accompanying Notes, which are an integral part of the Financial Statements.
34

Long-Term Treasury Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Interest[1]	113,728
Total Income	113,728
Expenses
The Vanguard Group—Note B
Investment Advisory Services	96
Management and Administrative—ETF Shares	516
Management and Administrative—Admiral Shares	343
Management and Administrative—Institutional Shares	548
Marketing and Distribution—ETF Shares	112
Marketing and Distribution—Admiral Shares	31
Marketing and Distribution—Institutional Shares	53
Custodian Fees	17
Shareholders’ Reports—ETF Shares	90
Shareholders’ Reports—Admiral Shares	10
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	2
Other Expenses	6
Total Expenses	1,825
Expenses Paid Indirectly	(17)
Net Expenses	1,808
Net Investment Income	111,920
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(285,689)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(451,733)
Net Increase (Decrease) in Net Assets Resulting from Operations	(625,502)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $278,000, $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($6,603,000) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
35

Long-Term Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	111,920	157,575
Realized Net Gain (Loss)	(285,689)	(183,420)
Change in Unrealized Appreciation (Depreciation)	(451,733)	(1,918,080)
Net Increase (Decrease) in Net Assets Resulting from Operations	(625,502)	(1,943,925)
Distributions
ETF Shares	(55,409)	(71,135)
Admiral Shares	(16,323)	(33,426)
Institutional Shares	(37,861)	(48,139)
Total Distributions	(109,593)	(152,700)
Capital Share Transactions
ETF Shares	1,110,753	2,485,336
Admiral Shares	(156,076)	(145,223)
Institutional Shares	498,036	1,174,488
Net Increase (Decrease) from Capital Share Transactions	1,452,713	3,514,601
Total Increase (Decrease)	717,618	1,417,976
Net Assets
Beginning of Period	7,768,302	6,350,326
End of Period	8,485,920	7,768,302
See accompanying Notes, which are an integral part of the Financial Statements.
36

Long-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$68.45	$90.37	$98.93	$90.17	$74.33	$78.76
Investment Operations
Net Investment Income[1]	.937	1.718	1.645	1.915	2.115	2.050
Net Realized and Unrealized Gain (Loss) on Investments	(5.888)	(21.974)	(8.289)	8.772	15.798	(4.469)
Total from Investment Operations	(4.951)	(20.256)	(6.644)	10.687	17.913	(2.419)
Distributions
Dividends from Net Investment Income	(.929)	(1.664)	(1.625)	(1.927)	(2.073)	(2.011)
Distributions from Realized Capital Gains	—	—	(.291)	—	—	—
Total Distributions	(.929)	(1.664)	(1.916)	(1.927)	(2.073)	(2.011)
Net Asset Value, End of Period	$62.57	$68.45	$90.37	$98.93	$90.17	$74.33
Total Return	-7.26%	-22.69%	-6.73%	12.02%	24.69%	-3.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,561	$3,813	$2,366	$2,138	$1,282	$676
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.05%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.98%	2.19%	1.81%	2.03%	2.75%	2.73%
Portfolio Turnover Rate[3]	11%	19%	22%	29%	16%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
37

Long-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.98	$30.35	$33.24	$30.28	$24.95	$26.44
Investment Operations
Net Investment Income[1]	.310	.565	.545	.637	.706	.690
Net Realized and Unrealized Gain (Loss) on Investments	(1.981)	(7.380)	(2.799)	2.955	5.316	(1.501)
Total from Investment Operations	(1.671)	(6.815)	(2.254)	3.592	6.022	(.811)
Distributions
Dividends from Net Investment Income	(.309)	(.555)	(.538)	(.632)	(.692)	(.679)
Distributions from Realized Capital Gains	—	—	(.098)	—	—	—
Total Distributions	(.309)	(.555)	(.636)	(.632)	(.692)	(.679)
Net Asset Value, End of Period	$21.00	$22.98	$30.35	$33.24	$30.28	$24.95
Total Return[2]	-7.27%	-22.69%	-6.78%	12.00%	24.67%	-3.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,077	$1,369	$1,947	$1,800	$1,053	$559
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%[3]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.94%	2.09%	1.79%	2.01%	2.73%	2.73%
Portfolio Turnover Rate[4]	11%	19%	22%	29%	16%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
38

Long-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$29.16	$38.52	$42.19	$38.43	$31.66	$33.56
Investment Operations
Net Investment Income[1]	.398	.727	.699	.822	.902	.883
Net Realized and Unrealized Gain (Loss) on Investments	(2.513)	(9.376)	(3.554)	3.748	6.753	(1.915)
Total from Investment Operations	(2.115)	(8.649)	(2.855)	4.570	7.655	(1.032)
Distributions
Dividends from Net Investment Income	(.395)	(.711)	(.691)	(.810)	(.885)	(.868)
Distributions from Realized Capital Gains	—	—	(.124)	—	—	—
Total Distributions	(.395)	(.711)	(.815)	(.810)	(.885)	(.868)
Net Asset Value, End of Period	$26.65	$29.16	$38.52	$42.19	$38.43	$31.66
Total Return	-7.25%	-22.69%	-6.77%	12.03%	24.71%	-3.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,848	$2,586	$2,038	$1,234	$1,054	$452
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%[2]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.96%	2.15%	1.82%	2.06%	2.75%	2.75%
Portfolio Turnover Rate[3]	11%	19%	22%	29%	16%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
39

Long-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Long-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
40

Long-Term Treasury Index Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $300,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $17,000 (an annual rate of less than 0.01% of average net assets).
41

Long-Term Treasury Index Fund
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	8,425,154	—	8,425,154
Temporary Cash Investments	67,225	—	—	67,225
Total	67,225	8,425,154	—	8,492,379
E.  As of February 28, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,955,456
Gross Unrealized Appreciation	3,948
Gross Unrealized Depreciation	(2,467,025)
Net Unrealized Appreciation (Depreciation)	(2,463,077)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $188,095,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2023, the fund purchased $3,023,608,000 of investment securities and sold $1,573,340,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,852,080,000 and $752,995,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
42

Long-Term Treasury Index Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,871,491	29,229	4,802,980	59,507
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(760,738)	(12,050)	(2,317,644)	(29,975)
Net Increase (Decrease)—ETF Shares	1,110,753	17,179	2,485,336	29,532
Admiral Shares
Issued	314,195	14,751	630,037	24,179
Issued in Lieu of Cash Distributions	12,054	570	21,430	814
Redeemed	(482,325)	(23,625)	(796,690)	(29,534)
Net Increase (Decrease)—Admiral Shares	(156,076)	(8,304)	(145,223)	(4,541)
Institutional Shares
Issued	696,449	25,322	1,496,186	44,963
Issued in Lieu of Cash Distributions	37,600	1,402	47,733	1,439
Redeemed	(236,013)	(8,554)	(369,431)	(10,630)
Net Increase (Decrease)—Institutional Shares	498,036	18,170	1,174,488	35,772
H.  Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
43

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q16422 042023

Semiannual Report  |  February 28, 2023
Vanguard Corporate Bond Index Funds
Vanguard Short-Term Corporate Bond Index Fund
Vanguard Intermediate-Term Corporate Bond Index Fund
Vanguard Long-Term Corporate Bond Index Fund

Contents
About Your Fund's Expenses	1
Short-Term Corporate Bond Index Fund	3
Intermediate-Term Corporate Bond Index Fund	35
Long-Term Corporate Bond Index Fund	64

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2023
	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,000.70	$0.20
Admiral™ Shares	1,000.00	1,000.30	0.35
Institutional Shares	1,000.00	1,000.70	0.25
Intermediate-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$992.40	$0.20
Admiral Shares	1,000.00	992.30	0.35
Institutional Shares	1,000.00	992.20	0.25
Long-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$971.50	$0.20
Admiral Shares	1,000.00	971.50	0.34
Institutional Shares	1,000.00	971.70	0.24
Based on Hypothetical 5% Yearly Return
Short-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,024.60	$0.20
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Intermediate-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,024.60	$0.20
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Long-Term Corporate Bond Index Fund
ETF Shares	$1,000.00	$1,024.60	$0.20
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Corporate Bond Index Fund, 0.04% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; for the Intermediate-Term Corporate Bond Index Fund, 0.04% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares; and for the Long-Term Corporate Bond Index Fund, 0.04% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Short-Term Corporate Bond Index Fund
Fund Allocation
As of February 28, 2023
Corporate Bonds – Communications	4.6%
Corporate Bonds – Consumer Discretionary	6.4
Corporate Bonds – Consumer Staples	5.2
Corporate Bonds – Energy	5.4
Corporate Bonds – Financials	44.6
Corporate Bonds – Health Care	8.1
Corporate Bonds – Industrials	6.2
Corporate Bonds – Materials	2.1
Corporate Bonds – Real Estate	3.7
Corporate Bonds – Technology	8.1
Corporate Bonds – Utilities	5.1
U.S. Government and Agency Obligations	0.5
The table reflects the fund's investments, except for temporary cash investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Short-Term Corporate Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.5%)
U.S. Government Securities (0.5%)
	United States Treasury Note/Bond (Cost $226,025)	4.000%	2/29/28	227,724	226,052
Corporate Bonds (98.4%)
Communications (4.5%)
	Activision Blizzard Inc.	3.400%	9/15/26	18,001	17,023
	Activision Blizzard Inc.	3.400%	6/15/27	9,400	8,822
	Alphabet Inc.	0.450%	8/15/25	9,752	8,823
	Alphabet Inc.	1.998%	8/15/26	52,750	48,276
	Alphabet Inc.	0.800%	8/15/27	7,652	6,530
	AT&T Inc.	0.900%	3/25/24	42,926	40,951
	AT&T Inc.	5.539%	2/20/26	20,055	19,966
	AT&T Inc.	1.700%	3/25/26	71,563	64,320
	AT&T Inc.	2.950%	7/15/26	4,957	4,633
	AT&T Inc.	3.800%	2/15/27	9,125	8,666
	AT&T Inc.	4.250%	3/1/27	38,757	37,594
	AT&T Inc.	2.300%	6/1/27	52,018	46,384
	Baidu Inc.	3.875%	9/29/23	9,959	9,858
	Baidu Inc.	4.375%	5/14/24	9,154	9,010
	Baidu Inc.	3.075%	4/7/25	23,265	22,060
	Baidu Inc.	4.125%	6/30/25	6,745	6,503
	Baidu Inc.	1.720%	4/9/26	5,524	4,917
	Baidu Inc.	1.625%	2/23/27	2,736	2,371
	Baidu Inc.	3.625%	7/6/27	13,090	12,220
[1]	Bell Telephone Co. of Canada or Bell Canada	0.750%	3/17/24	4,066	3,868
	Booking Holdings Inc.	3.650%	3/15/25	3,995	3,867
	Booking Holdings Inc.	3.600%	6/1/26	11,067	10,543
	Charter Communications Operating LLC	4.908%	7/23/25	95,834	93,748
	Comcast Corp.	3.700%	4/15/24	45,198	44,396
	Comcast Corp.	3.375%	2/15/25	27,505	26,568
	Comcast Corp.	3.375%	8/15/25	18,975	18,225
	Comcast Corp.	3.950%	10/15/25	71,488	69,486
	Comcast Corp.	3.150%	3/1/26	31,810	30,069
	Comcast Corp.	2.350%	1/15/27	37,826	34,285
	Comcast Corp.	3.300%	2/1/27	33,265	31,239
	Comcast Corp.	3.300%	4/1/27	24,130	22,613
	Comcast Corp.	5.350%	11/15/27	31,450	31,905
	Discovery Communications LLC	3.800%	3/13/24	3,947	3,866
	Discovery Communications LLC	3.900%	11/15/24	13,773	13,331
	Discovery Communications LLC	3.450%	3/15/25	4,385	4,179
	Discovery Communications LLC	3.950%	6/15/25	13,202	12,657
	Discovery Communications LLC	4.900%	3/11/26	8,287	8,082
	Electronic Arts Inc.	4.800%	3/1/26	10,150	10,064
	Expedia Group Inc.	5.000%	2/15/26	20,721	20,441
	Expedia Group Inc.	4.625%	8/1/27	20,146	19,245
	FactSet Research Systems Inc.	2.900%	3/1/27	10,982	10,114
	Fox Corp.	3.050%	4/7/25	7,905	7,548
	Grupo Televisa SAB	4.625%	1/30/26	7,675	7,452
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	942	924
	Meta Platforms Inc.	3.500%	8/15/27	54,230	50,987
	Omnicom Group Inc.	3.650%	11/1/24	16,785	16,293
	Omnicom Group Inc.	3.600%	4/15/26	23,886	22,761
	Paramount Global	4.750%	5/15/25	12,854	12,598
	Paramount Global	4.000%	1/15/26	7,276	6,947
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paramount Global	2.900%	1/15/27	21,556	19,488
[2]	Rogers Communications Inc.	2.950%	3/15/25	7,586	7,197
	Rogers Communications Inc.	3.625%	12/15/25	20,681	19,644
	Rogers Communications Inc.	2.900%	11/15/26	2,461	2,249
[2]	Rogers Communications Inc.	3.200%	3/15/27	24,760	22,774
	Sprint LLC	7.875%	9/15/23	8,000	8,078
	Sprint LLC	7.125%	6/15/24	2,000	2,026
	Take-Two Interactive Software Inc.	3.300%	3/28/24	18,719	18,290
	Take-Two Interactive Software Inc.	3.550%	4/14/25	15,419	14,820
	Take-Two Interactive Software Inc.	3.700%	4/14/27	9,545	9,006
	TCI Communications Inc.	7.875%	2/15/26	13,272	14,288
	Telefonica Emisiones SA	4.103%	3/8/27	40,780	38,625
	TELUS Corp.	2.800%	2/16/27	9,292	8,531
	Tencent Music Entertainment Group	1.375%	9/3/25	2,952	2,645
	Thomson Reuters Corp.	3.350%	5/15/26	3,572	3,367
	T-Mobile USA Inc.	3.500%	4/15/25	81,447	78,016
	T-Mobile USA Inc.	1.500%	2/15/26	23,496	21,032
	T-Mobile USA Inc.	2.250%	2/15/26	5,742	5,226
	T-Mobile USA Inc.	2.625%	4/15/26	41,472	37,980
	T-Mobile USA Inc.	3.750%	4/15/27	92,474	86,952
	T-Mobile USA Inc.	5.375%	4/15/27	9,375	9,386
[1]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	20,650	19,642
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	24,358	22,989
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	22,982	20,688
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	6,673	6,182
	Verizon Communications Inc.	0.750%	3/22/24	9,784	9,323
	Verizon Communications Inc.	3.376%	2/15/25	34,000	32,839
	Verizon Communications Inc.	0.850%	11/20/25	32,438	29,001
	Verizon Communications Inc.	1.450%	3/20/26	35,549	31,823
	Verizon Communications Inc.	2.625%	8/15/26	45,085	41,396
	Verizon Communications Inc.	4.125%	3/16/27	63,782	61,373
	Verizon Communications Inc.	3.000%	3/22/27	22,635	20,877
	Verizon Communications Inc.	2.100%	3/22/28	4,550	3,930
	Vodafone Group plc	4.125%	5/30/25	19,788	19,263
	Walt Disney Co.	1.750%	8/30/24	34,670	32,954
	Walt Disney Co.	3.700%	9/15/24	5,759	5,646
	Walt Disney Co.	3.350%	3/24/25	33,138	32,015
	Walt Disney Co.	3.700%	10/15/25	14,337	13,846
	Walt Disney Co.	1.750%	1/13/26	25,308	23,122
	Walt Disney Co.	3.375%	11/15/26	5,928	5,581
	Walt Disney Co.	3.700%	3/23/27	23,139	22,154
	Walt Disney Co.	2.200%	1/13/28	10,525	9,346
[2]	Warnermedia Holdings Inc.	3.428%	3/15/24	39,805	38,889
[2]	Warnermedia Holdings Inc.	3.528%	3/15/24	14,205	13,866
[2]	Warnermedia Holdings Inc.	3.638%	3/15/25	40,335	38,458
[2]	Warnermedia Holdings Inc.	3.788%	3/15/25	2,013	1,926
[2]	Warnermedia Holdings Inc.	3.755%	3/15/27	91,873	84,285
	Weibo Corp.	3.500%	7/5/24	10,724	10,351
	WPP Finance 2010	3.750%	9/19/24	4,795	4,647
					2,113,260
Consumer Discretionary (6.3%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	41,386	40,081
	Alibaba Group Holding Ltd.	3.400%	12/6/27	49,089	45,085
	Amazon.com Inc.	2.730%	4/13/24	14,255	13,886
	Amazon.com Inc.	0.450%	5/12/24	64,925	61,464
	Amazon.com Inc.	2.800%	8/22/24	43,849	42,450
	Amazon.com Inc.	4.700%	11/29/24	5,165	5,137

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	3.800%	12/5/24	20,075	19,651
	Amazon.com Inc.	3.000%	4/13/25	14,585	14,041
	Amazon.com Inc.	0.800%	6/3/25	41,590	37,951
	Amazon.com Inc.	4.600%	12/1/25	11,108	11,027
	Amazon.com Inc.	5.200%	12/3/25	10,011	10,079
	Amazon.com Inc.	1.000%	5/12/26	49,502	43,809
	Amazon.com Inc.	3.300%	4/13/27	70,598	66,710
	Amazon.com Inc.	1.200%	6/3/27	20,540	17,731
	Amazon.com Inc.	3.150%	8/22/27	71,077	66,391
	Amazon.com Inc.	4.550%	12/1/27	47,178	46,662
[1]	American Honda Finance Corp.	3.550%	1/12/24	18,853	18,578
[1]	American Honda Finance Corp.	2.400%	6/27/24	15,630	15,047
[1]	American Honda Finance Corp.	0.550%	7/12/24	24,556	23,030
[1]	American Honda Finance Corp.	2.150%	9/10/24	25,553	24,384
[1]	American Honda Finance Corp.	1.200%	7/8/25	2,487	2,267
[1]	American Honda Finance Corp.	1.000%	9/10/25	10,161	9,171
[1]	American Honda Finance Corp.	1.300%	9/9/26	2,315	2,034
[1]	American Honda Finance Corp.	2.300%	9/9/26	18,434	16,802
[1]	American Honda Finance Corp.	2.350%	1/8/27	26,117	23,775
	American Honda Finance Corp.	4.700%	1/12/28	200	197
	Aptiv plc	2.396%	2/18/25	11,407	10,751
	AutoNation Inc.	3.500%	11/15/24	8,161	7,863
	AutoNation Inc.	4.500%	10/1/25	12,897	12,536
	AutoNation Inc.	3.800%	11/15/27	5,250	4,813
	AutoZone Inc.	3.125%	4/18/24	7,584	7,387
	AutoZone Inc.	3.250%	4/15/25	2,600	2,487
	AutoZone Inc.	3.625%	4/15/25	5,557	5,365
	AutoZone Inc.	3.125%	4/21/26	12,060	11,302
	AutoZone Inc.	3.750%	6/1/27	13,328	12,657
	AutoZone Inc.	4.500%	2/1/28	9,000	8,730
	Block Financial LLC	5.250%	10/1/25	8,291	8,201
	BorgWarner Inc.	3.375%	3/15/25	13,535	12,977
	BorgWarner Inc.	2.650%	7/1/27	23,846	21,410
	Brunswick Corp.	0.850%	8/18/24	10,131	9,434
	Darden Restaurants Inc.	3.850%	5/1/27	10,128	9,667
	DR Horton Inc.	2.500%	10/15/24	17,155	16,362
	DR Horton Inc.	2.600%	10/15/25	17,509	16,250
	DR Horton Inc.	1.300%	10/15/26	9,731	8,391
	DR Horton Inc.	1.400%	10/15/27	6,525	5,465
	eBay Inc.	3.450%	8/1/24	2,759	2,692
	eBay Inc.	1.900%	3/11/25	26,215	24,503
	eBay Inc.	5.900%	11/22/25	3,225	3,281
	eBay Inc.	1.400%	5/10/26	20,395	18,112
	eBay Inc.	3.600%	6/5/27	2,292	2,160
	eBay Inc.	5.950%	11/22/27	13,630	13,987
	Fortune Brands Innovations Inc.	4.000%	6/15/25	10,073	9,714
	General Motors Co.	4.000%	4/1/25	13,558	13,149
	General Motors Co.	6.125%	10/1/25	39,856	40,293
	General Motors Co.	4.200%	10/1/27	8,571	8,104
	General Motors Co.	6.800%	10/1/27	25,352	26,452
	General Motors Financial Co. Inc.	1.050%	3/8/24	20,141	19,235
	General Motors Financial Co. Inc.	3.950%	4/13/24	14,008	13,740
	General Motors Financial Co. Inc.	1.200%	10/15/24	30,639	28,485
	General Motors Financial Co. Inc.	3.500%	11/7/24	22,792	21,999
	General Motors Financial Co. Inc.	4.000%	1/15/25	22,458	21,779
	General Motors Financial Co. Inc.	2.900%	2/26/25	40,046	37,935
	General Motors Financial Co. Inc.	3.800%	4/7/25	8,489	8,166
	General Motors Financial Co. Inc.	4.350%	4/9/25	38,349	37,242
	General Motors Financial Co. Inc.	2.750%	6/20/25	29,039	27,243
	General Motors Financial Co. Inc.	4.300%	7/13/25	2,471	2,399
	General Motors Financial Co. Inc.	1.250%	1/8/26	9,444	8,353
	General Motors Financial Co. Inc.	5.250%	3/1/26	29,319	28,984
	General Motors Financial Co. Inc.	1.500%	6/10/26	5,690	4,968
	General Motors Financial Co. Inc.	4.000%	10/6/26	18,440	17,486
	General Motors Financial Co. Inc.	4.350%	1/17/27	45,114	43,099
	General Motors Financial Co. Inc.	2.350%	2/26/27	19,615	17,338
	General Motors Financial Co. Inc.	5.000%	4/9/27	51,355	50,079
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	2.700%	8/20/27	16,544	14,578
	General Motors Financial Co. Inc.	6.000%	1/9/28	15,770	15,870
	Genuine Parts Co.	1.750%	2/1/25	7,890	7,364
	Harley-Davidson Inc.	3.500%	7/28/25	9,637	9,265
	Hasbro Inc.	3.000%	11/19/24	16,843	16,145
	Hasbro Inc.	3.550%	11/19/26	19,577	18,196
	Home Depot Inc.	2.700%	4/15/25	5,810	5,541
	Home Depot Inc.	3.350%	9/15/25	28,799	27,679
	Home Depot Inc.	4.000%	9/15/25	8,575	8,433
	Home Depot Inc.	3.000%	4/1/26	24,673	23,294
	Home Depot Inc.	2.125%	9/15/26	16,981	15,458
	Home Depot Inc.	2.500%	4/15/27	40,908	37,390
	Home Depot Inc.	2.875%	4/15/27	14,040	13,054
	Home Depot Inc.	2.800%	9/14/27	35,011	32,209
	Honda Motor Co. Ltd.	2.271%	3/10/25	18,979	17,923
	Honda Motor Co. Ltd.	2.534%	3/10/27	33,184	30,476
	Hyatt Hotels Corp.	1.800%	10/1/24	2,580	2,432
	Hyatt Hotels Corp.	5.625%	4/23/25	16,595	16,496
	Hyatt Hotels Corp.	4.850%	3/15/26	14,641	14,396
	JD.com Inc.	3.875%	4/29/26	10,793	10,292
	Leggett & Platt Inc.	3.800%	11/15/24	5,671	5,502
	Leggett & Platt Inc.	3.500%	11/15/27	10,677	9,824
	Leland Stanford Junior University	1.289%	6/1/27	7,554	6,606
	Lennar Corp.	4.875%	12/15/23	14,782	14,720
	Lennar Corp.	4.500%	4/30/24	15,569	15,364
	Lennar Corp.	5.875%	11/15/24	7,689	7,713
	Lennar Corp.	4.750%	5/30/25	8,203	8,032
	Lennar Corp.	5.250%	6/1/26	3,470	3,433
	Lennar Corp.	5.000%	6/15/27	4,534	4,440
	Lennar Corp.	4.750%	11/29/27	15,089	14,465
	Lowe's Cos. Inc.	3.125%	9/15/24	2,696	2,606
	Lowe's Cos. Inc.	4.000%	4/15/25	11,257	10,955
	Lowe's Cos. Inc.	4.400%	9/8/25	17,224	16,927
	Lowe's Cos. Inc.	3.375%	9/15/25	11,784	11,250
	Lowe's Cos. Inc.	2.500%	4/15/26	19,721	18,242
	Lowe's Cos. Inc.	3.350%	4/1/27	21,769	20,369
	Lowe's Cos. Inc.	3.100%	5/3/27	50,181	46,610
	Magna International Inc.	3.625%	6/15/24	12,321	12,027
	Magna International Inc.	4.150%	10/1/25	2,819	2,731
	Marriott International Inc.	3.600%	4/15/24	18,350	17,945
	Marriott International Inc.	3.750%	3/15/25	4,139	3,998
[1]	Marriott International Inc.	5.750%	5/1/25	9,374	9,452
	Marriott International Inc.	3.750%	10/1/25	4,173	4,012
[1]	Marriott International Inc.	3.125%	6/15/26	26,135	24,431
	Marriott International Inc.	5.000%	10/15/27	16,120	15,935
	Masco Corp.	3.500%	11/15/27	6,183	5,734
[1]	McDonald's Corp.	3.250%	6/10/24	4,893	4,783
[1]	McDonald's Corp.	3.375%	5/26/25	16,865	16,224
[1]	McDonald's Corp.	3.300%	7/1/25	25,454	24,481
[1]	McDonald's Corp.	1.450%	9/1/25	11,738	10,727
[1]	McDonald's Corp.	3.700%	1/30/26	38,101	36,747
[1]	McDonald's Corp.	3.500%	3/1/27	23,440	22,137
[1]	McDonald's Corp.	3.500%	7/1/27	10,245	9,659
[2]	Mercedes-Benz Finance North America LLC	0.750%	3/1/24	5,000	4,776
	NIKE Inc.	2.375%	11/1/26	22,103	20,349
	NIKE Inc.	2.750%	3/27/27	34,151	31,680
	O'Reilly Automotive Inc.	3.550%	3/15/26	14,314	13,697
	O'Reilly Automotive Inc.	3.600%	9/1/27	11,430	10,723
	Owens Corning	4.200%	12/1/24	6,146	6,011
	Owens Corning	3.400%	8/15/26	11,616	10,872
	PulteGroup Inc.	5.500%	3/1/26	15,445	15,372
	PulteGroup Inc.	5.000%	1/15/27	6,450	6,347
	PVH Corp.	4.625%	7/10/25	11,580	11,308
	Ralph Lauren Corp.	3.750%	9/15/25	9,329	8,988
	Ross Stores Inc.	4.600%	4/15/25	16,850	16,589
	Ross Stores Inc.	0.875%	4/15/26	13,171	11,519

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Snap-on Inc.	3.250%	3/1/27	1,141	1,069
	Stanley Black & Decker Inc.	3.400%	3/1/26	4,008	3,792
[1]	Stanley Black & Decker Inc.	4.000%	3/15/60	15,124	13,029
	Starbucks Corp.	3.800%	8/15/25	26,297	25,499
	Starbucks Corp.	4.750%	2/15/26	5,000	4,952
	Starbucks Corp.	2.450%	6/15/26	10,649	9,817
	Starbucks Corp.	2.000%	3/12/27	2,804	2,494
	Tapestry Inc.	4.125%	7/15/27	8,631	8,151
	TJX Cos. Inc.	2.250%	9/15/26	6,176	5,640
	Toll Brothers Finance Corp.	4.875%	11/15/25	11,660	11,492
	Toll Brothers Finance Corp.	4.350%	2/15/28	7,650	7,079
	Toyota Motor Corp.	0.681%	3/25/24	37,168	35,428
	Toyota Motor Corp.	2.358%	7/2/24	2,971	2,858
	Toyota Motor Corp.	1.339%	3/25/26	22,694	20,359
	Toyota Motor Credit Corp.	3.350%	1/8/24	7,691	7,564
[1]	Toyota Motor Credit Corp.	2.500%	3/22/24	10,460	10,162
[1]	Toyota Motor Credit Corp.	2.900%	4/17/24	14,140	13,774
[1]	Toyota Motor Credit Corp.	0.500%	6/18/24	4,994	4,700
	Toyota Motor Credit Corp.	0.625%	9/13/24	18,337	17,122
[1]	Toyota Motor Credit Corp.	4.400%	9/20/24	25,813	25,527
[1]	Toyota Motor Credit Corp.	2.000%	10/7/24	10,243	9,748
	Toyota Motor Credit Corp.	4.800%	1/10/25	7,380	7,341
[1]	Toyota Motor Credit Corp.	1.450%	1/13/25	13,484	12,622
[1]	Toyota Motor Credit Corp.	1.800%	2/13/25	50,630	47,474
[1]	Toyota Motor Credit Corp.	3.000%	4/1/25	33,913	32,457
[1]	Toyota Motor Credit Corp.	3.400%	4/14/25	17,748	17,124
	Toyota Motor Credit Corp.	3.950%	6/30/25	14,065	13,720
[1]	Toyota Motor Credit Corp.	0.800%	10/16/25	13,713	12,297
[1]	Toyota Motor Credit Corp.	0.800%	1/9/26	6,538	5,824
[1]	Toyota Motor Credit Corp.	1.125%	6/18/26	27,244	24,059
[1]	Toyota Motor Credit Corp.	3.200%	1/11/27	37,752	35,468
[1]	Toyota Motor Credit Corp.	1.900%	1/13/27	12,387	11,070
[1]	Toyota Motor Credit Corp.	3.050%	3/22/27	19,874	18,498
[1]	Toyota Motor Credit Corp.	1.150%	8/13/27	12,948	11,016
[1]	Toyota Motor Credit Corp.	4.550%	9/20/27	24,161	23,775
	Toyota Motor Credit Corp.	5.450%	11/10/27	26,612	27,180
	Toyota Motor Credit Corp.	4.625%	1/12/28	12,845	12,680
	VF Corp.	2.400%	4/23/25	19,573	18,337
	VF Corp.	2.800%	4/23/27	9,207	8,342
	Whirlpool Corp.	4.000%	3/1/24	5,725	5,637
	Whirlpool Corp.	3.700%	5/1/25	6,120	5,898
[1]	Yale University	0.873%	4/15/25	11,406	10,467
					2,964,810
Consumer Staples (5.2%)
	Altria Group Inc.	2.350%	5/6/25	15,615	14,641
	Altria Group Inc.	4.400%	2/14/26	11,700	11,454
	Altria Group Inc.	2.625%	9/16/26	4,354	3,996
[1]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	64,249	61,576
	Archer-Daniels-Midland Co.	2.500%	8/11/26	27,124	24,972
	BAT Capital Corp.	3.222%	8/15/24	47,666	45,950
	BAT Capital Corp.	2.789%	9/6/24	21,749	20,839
	BAT Capital Corp.	3.215%	9/6/26	18,926	17,448
	BAT Capital Corp.	4.700%	4/2/27	8,693	8,406
	BAT Capital Corp.	3.557%	8/15/27	62,005	56,506
	BAT Capital Corp.	2.259%	3/25/28	9,700	8,131
	BAT International Finance plc	1.668%	3/25/26	34,815	30,934
	Brown-Forman Corp.	3.500%	4/15/25	6,229	6,029
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	10,965	10,001
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	23,051	21,466
	Campbell Soup Co.	3.950%	3/15/25	24,708	24,075
	Campbell Soup Co.	3.300%	3/19/25	8,776	8,421
	Church & Dwight Co. Inc.	3.150%	8/1/27	10,000	9,325
	Clorox Co.	3.100%	10/1/27	2,782	2,575
	Coca-Cola Co.	1.750%	9/6/24	19,621	18,847
	Coca-Cola Co.	3.375%	3/25/27	26,624	25,402
	Coca-Cola Co.	2.900%	5/25/27	6,064	5,677
	Coca-Cola Co.	1.450%	6/1/27	36,668	32,211
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,465	8,173
[1]	Colgate-Palmolive Co.	3.250%	3/15/24	15,849	15,544
[3]	Colgate-Palmolive Co.	4.800%	3/2/26	8,000	8,001
	Colgate-Palmolive Co.	3.100%	8/15/27	18,103	17,075
[3]	Colgate-Palmolive Co.	4.600%	3/1/28	8,000	7,997
	Conagra Brands Inc.	4.300%	5/1/24	16,326	16,095
	Conagra Brands Inc.	4.600%	11/1/25	24,948	24,459
	Conagra Brands Inc.	1.375%	11/1/27	18,280	15,210
	Constellation Brands Inc.	4.750%	11/15/24	6,333	6,266
	Constellation Brands Inc.	4.400%	11/15/25	14,020	13,684
	Constellation Brands Inc.	4.750%	12/1/25	9,671	9,551
	Constellation Brands Inc.	5.000%	2/2/26	4,000	3,963
	Constellation Brands Inc.	3.700%	12/6/26	8,440	7,976
	Constellation Brands Inc.	3.500%	5/9/27	25,253	23,751
	Constellation Brands Inc.	4.350%	5/9/27	15,689	15,156
	Costco Wholesale Corp.	2.750%	5/18/24	25,232	24,499
	Costco Wholesale Corp.	3.000%	5/18/27	33,833	31,829
	Costco Wholesale Corp.	1.375%	6/20/27	32,904	28,775
	Diageo Capital plc	2.125%	10/24/24	2,371	2,253
	Diageo Capital plc	1.375%	9/29/25	14,493	13,185
	Diageo Capital plc	5.300%	10/24/27	23,820	24,181
	Dollar General Corp.	4.250%	9/20/24	25,936	25,487
	Dollar General Corp.	4.150%	11/1/25	7,828	7,621
	Dollar General Corp.	3.875%	4/15/27	4,067	3,869
	Dollar General Corp.	4.625%	11/1/27	12,718	12,408
	Dollar Tree Inc.	4.000%	5/15/25	23,079	22,416
	Estee Lauder Cos. Inc.	2.000%	12/1/24	16,086	15,263
	Estee Lauder Cos. Inc.	3.150%	3/15/27	6,242	5,885
	Flowers Foods Inc.	3.500%	10/1/26	8,234	7,707
	General Mills Inc.	4.000%	4/17/25	11,114	10,822
	General Mills Inc.	3.200%	2/10/27	17,983	16,977
	GSK Consumer Healthcare Capital UK plc	3.125%	3/24/25	19,384	18,448
	GSK Consumer Healthcare Capital US LLC	3.024%	3/24/24	8,325	8,095
	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	48,695	45,274
	Hershey Co.	2.050%	11/15/24	1,349	1,284
	Hershey Co.	0.900%	6/1/25	10,530	9,612
	Hershey Co.	3.200%	8/21/25	2,413	2,307
	Hershey Co.	2.300%	8/15/26	2,052	1,892
	Hormel Foods Corp.	0.650%	6/3/24	12,542	11,840
	Ingredion Inc.	3.200%	10/1/26	11,224	10,500
	J M Smucker Co.	3.500%	3/15/25	7,081	6,822
	J M Smucker Co.	3.375%	12/15/27	11,750	10,878
[2]	JBS USA LUX SA	2.500%	1/15/27	26,270	22,869
	Kellogg Co.	2.650%	12/1/23	12,172	11,998
	Kellogg Co.	3.250%	4/1/26	15,147	14,294
	Keurig Dr Pepper Inc.	3.130%	12/15/23	8,800	8,660
	Keurig Dr Pepper Inc.	0.750%	3/15/24	14,129	13,445
	Keurig Dr Pepper Inc.	4.417%	5/25/25	2,424	2,376
	Keurig Dr Pepper Inc.	3.400%	11/15/25	12,096	11,520
	Keurig Dr Pepper Inc.	2.550%	9/15/26	13,575	12,404
	Keurig Dr Pepper Inc.	3.430%	6/15/27	2,515	2,351
	Kimberly-Clark Corp.	3.050%	8/15/25	7,080	6,760
	Kimberly-Clark Corp.	2.750%	2/15/26	12,670	11,974
	Kraft Heinz Foods Co.	3.000%	6/1/26	29,717	27,657
	Kraft Heinz Foods Co.	3.875%	5/15/27	57,453	54,625
	Kroger Co.	3.500%	2/1/26	3,005	2,859
	Kroger Co.	2.650%	10/15/26	20,749	19,124
	Kroger Co.	3.700%	8/1/27	11,970	11,297
	McCormick & Co. Inc.	3.150%	8/15/24	17,951	17,350
	McCormick & Co. Inc.	0.900%	2/15/26	1,889	1,662
	McCormick & Co. Inc.	3.400%	8/15/27	9,423	8,747
	Mead Johnson Nutrition Co.	4.125%	11/15/25	29,549	28,773
	Molson Coors Beverage Co.	3.000%	7/15/26	33,845	31,291
	Mondelez International Inc.	2.125%	3/17/24	13,616	13,197

Short-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mondelez International Inc.	1.500%	5/4/25	20,077	18,515
Mondelez International Inc.	2.625%	3/17/27	2,885	2,634
PepsiCo Inc.	3.600%	3/1/24	9,557	9,434
PepsiCo Inc.	2.250%	3/19/25	27,777	26,324
PepsiCo Inc.	2.750%	4/30/25	24,711	23,593
PepsiCo Inc.	3.500%	7/17/25	17,303	16,752
PepsiCo Inc.	2.850%	2/24/26	24,600	23,254
PepsiCo Inc.	2.375%	10/6/26	19,730	18,197
PepsiCo Inc.	2.625%	3/19/27	19,236	17,786
PepsiCo Inc.	3.000%	10/15/27	15,417	14,353
PepsiCo Inc.	3.600%	2/18/28	10,000	9,540
PepsiCo Inc.	4.450%	5/15/28	15,000	14,878
Philip Morris International Inc.	2.875%	5/1/24	16,532	16,053
Philip Morris International Inc.	3.250%	11/10/24	6,217	6,024
Philip Morris International Inc.	5.125%	11/15/24	21,377	21,315
Philip Morris International Inc.	1.500%	5/1/25	2,054	1,901
Philip Morris International Inc.	3.375%	8/11/25	14,072	13,496
Philip Morris International Inc.	5.000%	11/17/25	16,411	16,322
Philip Morris International Inc.	2.750%	2/25/26	21,415	19,961
Philip Morris International Inc.	0.875%	5/1/26	18,985	16,613
Philip Morris International Inc.	5.125%	11/17/27	49,220	49,020
Philip Morris International Inc.	4.875%	2/15/28	22,825	22,349
Procter & Gamble Co.	0.550%	10/29/25	28,732	25,837
Procter & Gamble Co.	2.700%	2/2/26	10,819	10,226
Procter & Gamble Co.	2.450%	11/3/26	32,668	30,158
Procter & Gamble Co.	1.900%	2/1/27	5,569	5,069
Procter & Gamble Co.	2.800%	3/25/27	11,945	11,135
Procter & Gamble Co.	2.850%	8/11/27	11,593	10,797
Procter & Gamble Co.	3.950%	1/26/28	10,325	10,081
Reynolds American Inc.	4.450%	6/12/25	65,525	63,777
Sysco Corp.	3.750%	10/1/25	22,365	21,532
Sysco Corp.	3.300%	7/15/26	25,831	24,269
Sysco Corp.	3.250%	7/15/27	4,111	3,803
Target Corp.	3.500%	7/1/24	11,779	11,515
Target Corp.	2.250%	4/15/25	26,286	24,837
Target Corp.	2.500%	4/15/26	8,435	7,892
Target Corp.	1.950%	1/15/27	33,061	29,786
Tyson Foods Inc.	3.950%	8/15/24	18,326	17,959
Tyson Foods Inc.	4.000%	3/1/26	18,897	18,235
Tyson Foods Inc.	3.550%	6/2/27	27,820	26,024
Unilever Capital Corp.	3.250%	3/7/24	10,669	10,462
Unilever Capital Corp.	2.600%	5/5/24	10,998	10,662
Unilever Capital Corp.	0.626%	8/12/24	2,410	2,256
Unilever Capital Corp.	3.375%	3/22/25	4,721	4,553
Unilever Capital Corp.	3.100%	7/30/25	7,294	6,966
Unilever Capital Corp.	2.000%	7/28/26	16,495	14,983
Unilever Capital Corp.	2.900%	5/5/27	11,940	11,110
Unilever Capital Corp.	3.500%	3/22/28	14,725	13,819
Walgreens Boots Alliance Inc.	3.800%	11/18/24	24,341	23,651
Walgreens Boots Alliance Inc.	3.450%	6/1/26	30,504	28,578
Walmart Inc.	3.300%	4/22/24	36,089	35,397
Walmart Inc.	2.850%	7/8/24	19,604	19,032
Walmart Inc.	2.650%	12/15/24	16,418	15,829
Walmart Inc.	3.550%	6/26/25	19,212	18,734
Walmart Inc.	3.900%	9/9/25	22,765	22,310
Walmart Inc.	3.050%	7/8/26	24,941	23,668
Walmart Inc.	1.050%	9/17/26	25,195	22,131
Walmart Inc.	3.950%	9/9/27	21,517	20,969
				2,413,501
Energy (5.3%)
Baker Hughes Holdings LLC	2.061%	12/15/26	13,681	12,231
Baker Hughes Holdings LLC	3.337%	12/15/27	11,105	10,252
Boardwalk Pipelines LP	4.950%	12/15/24	3,937	3,874
Boardwalk Pipelines LP	5.950%	6/1/26	17,142	17,267
Boardwalk Pipelines LP	4.450%	7/15/27	2,127	2,026
BP Capital Markets America Inc.	3.796%	9/21/25	18,555	18,135
BP Capital Markets America Inc.	3.410%	2/11/26	20,910	19,969
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	BP Capital Markets America Inc.	3.119%	5/4/26	22,329	21,088
[1]	BP Capital Markets America Inc.	3.017%	1/16/27	27,631	25,689
	BP Capital Markets America Inc.	3.543%	4/6/27	16,120	15,244
[1]	BP Capital Markets America Inc.	3.588%	4/14/27	15,217	14,397
	BP Capital Markets plc	3.279%	9/19/27	7,737	7,212
	Canadian Natural Resources Ltd.	3.800%	4/15/24	20,050	19,654
	Canadian Natural Resources Ltd.	3.900%	2/1/25	2,203	2,135
	Canadian Natural Resources Ltd.	2.050%	7/15/25	15,749	14,556
	Canadian Natural Resources Ltd.	3.850%	6/1/27	33,543	31,494
	Cenovus Energy Inc.	4.250%	4/15/27	11,751	11,218
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	35,869	35,992
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	36,384	35,907
	Chevron Corp.	2.895%	3/3/24	26,116	25,536
	Chevron Corp.	1.554%	5/11/25	61,010	56,651
	Chevron Corp.	3.326%	11/17/25	15,820	15,194
	Chevron Corp.	2.954%	5/16/26	33,155	31,218
	Chevron Corp.	1.995%	5/11/27	13,019	11,663
	Chevron USA Inc.	3.900%	11/15/24	9,520	9,366
	Chevron USA Inc.	0.687%	8/12/25	20,011	18,059
	Chevron USA Inc.	1.018%	8/12/27	5,648	4,825
	Chevron USA Inc.	3.850%	1/15/28	7,688	7,394
	Columbia Pipeline Group Inc.	4.500%	6/1/25	14,923	14,605
	ConocoPhillips Co.	2.125%	3/8/24	11,260	10,908
	ConocoPhillips Co.	3.350%	11/15/24	7,289	7,077
	ConocoPhillips Co.	2.400%	3/7/25	12,230	11,579
	Continental Resources Inc.	3.800%	6/1/24	18,865	18,407
	Continental Resources Inc.	4.375%	1/15/28	12,144	11,263
	Coterra Energy Inc.	3.900%	5/15/27	25,319	23,750
	DCP Midstream Operating LP	5.375%	7/15/25	13,161	13,027
	DCP Midstream Operating LP	5.625%	7/15/27	12,830	12,704
	Devon Energy Corp.	5.250%	9/15/24	16,690	16,606
	Devon Energy Corp.	5.850%	12/15/25	13,137	13,228
	Diamondback Energy Inc.	3.250%	12/1/26	22,600	20,935
[1]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	3,906	3,770
	Enbridge Energy Partners LP	5.875%	10/15/25	8,014	8,102
	Enbridge Inc.	3.500%	6/10/24	15,096	14,702
	Enbridge Inc.	2.500%	1/15/25	3,216	3,044
	Enbridge Inc.	2.500%	2/14/25	2,383	2,251
	Enbridge Inc.	1.600%	10/4/26	4,366	3,836
	Enbridge Inc.	4.250%	12/1/26	22,211	21,285
	Enbridge Inc.	3.700%	7/15/27	3,036	2,844
	Energy Transfer LP	4.250%	4/1/24	11,852	11,660
	Energy Transfer LP	4.500%	4/15/24	18,480	18,233
	Energy Transfer LP	3.900%	5/15/24	12,605	12,315
	Energy Transfer LP	4.050%	3/15/25	22,040	21,389
	Energy Transfer LP	2.900%	5/15/25	25,746	24,299
	Energy Transfer LP	5.950%	12/1/25	8,223	8,302
	Energy Transfer LP	4.750%	1/15/26	25,245	24,703
	Energy Transfer LP	3.900%	7/15/26	8,032	7,581
	Energy Transfer LP	4.400%	3/15/27	20,312	19,398
	Energy Transfer LP	4.200%	4/15/27	16,156	15,295
[1]	Energy Transfer LP	5.500%	6/1/27	24,283	24,131
	Energy Transfer LP	4.000%	10/1/27	2,145	2,001
	Energy Transfer LP	5.550%	2/15/28	20,330	20,265
	Enterprise Products Operating LLC	3.750%	2/15/25	30,097	29,225
	Enterprise Products Operating LLC	5.050%	1/10/26	3,825	3,819
	Enterprise Products Operating LLC	3.700%	2/15/26	17,761	17,058
	Enterprise Products Operating LLC	3.950%	2/15/27	13,479	12,873
[1]	Enterprise Products Operating LLC	5.250%	8/16/77	16,706	14,942
[1]	Enterprise Products Operating LLC	5.375%	2/15/78	8,520	7,127
	EOG Resources Inc.	3.150%	4/1/25	11,902	11,406
	EOG Resources Inc.	4.150%	1/15/26	17,168	16,774
	EQT Corp.	6.125%	2/1/25	21,232	21,257
	EQT Corp.	5.678%	10/1/25	12,550	12,432

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	EQT Corp.	3.900%	10/1/27	14,955	13,704
	EQT Corp.	5.700%	4/1/28	9,000	8,860
	Exxon Mobil Corp.	3.176%	3/15/24	15,622	15,297
	Exxon Mobil Corp.	2.019%	8/16/24	19,742	18,887
	Exxon Mobil Corp.	2.709%	3/6/25	29,536	28,207
	Exxon Mobil Corp.	2.992%	3/19/25	83,297	79,984
	Exxon Mobil Corp.	3.043%	3/1/26	62,391	59,124
	Exxon Mobil Corp.	2.275%	8/16/26	22,395	20,549
	Exxon Mobil Corp.	3.294%	3/19/27	14,380	13,705
	Halliburton Co.	3.800%	11/15/25	8,212	7,937
	Hess Corp.	3.500%	7/15/24	6,876	6,707
	Hess Corp.	4.300%	4/1/27	23,250	22,258
	HF Sinclair Corp.	5.875%	4/1/26	20,222	20,221
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	14,662	14,453
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	15,243	14,953
	Kinder Morgan Inc.	4.300%	6/1/25	27,219	26,588
	Kinder Morgan Inc.	1.750%	11/15/26	10,269	9,001
	Magellan Midstream Partners LP	5.000%	3/1/26	16,752	16,569
	Marathon Oil Corp.	4.400%	7/15/27	11,665	11,111
	Marathon Petroleum Corp.	3.625%	9/15/24	4,841	4,717
	Marathon Petroleum Corp.	4.700%	5/1/25	38,542	38,002
	Marathon Petroleum Corp.	5.125%	12/15/26	25,340	25,198
	MPLX LP	4.875%	12/1/24	27,967	27,599
	MPLX LP	4.000%	2/15/25	2,210	2,145
	MPLX LP	4.875%	6/1/25	26,610	26,200
	MPLX LP	1.750%	3/1/26	22,656	20,263
	MPLX LP	4.125%	3/1/27	32,737	31,232
	MPLX LP	4.250%	12/1/27	2,846	2,692
	MPLX LP	4.000%	3/15/28	6,627	6,207
	Northwest Pipeline LLC	4.000%	4/1/27	2,236	2,120
	ONEOK Inc.	2.750%	9/1/24	3,784	3,619
	ONEOK Inc.	2.200%	9/15/25	9,573	8,777
	ONEOK Inc.	5.850%	1/15/26	13,189	13,296
	ONEOK Inc.	4.000%	7/13/27	12,585	11,839
	ONEOK Partners LP	4.900%	3/15/25	17,820	17,573
	Ovintiv Exploration Inc.	5.375%	1/1/26	19,150	18,980
	Phillips 66	3.850%	4/9/25	22,673	22,018
	Phillips 66	1.300%	2/15/26	1,901	1,695
[2]	Phillips 66 Co.	2.450%	12/15/24	5,651	5,322
[2]	Phillips 66 Co.	3.605%	2/15/25	11,467	11,054
[2]	Phillips 66 Co.	3.550%	10/1/26	10,997	10,248
	Pioneer Natural Resources Co.	1.125%	1/15/26	7,028	6,257
	Plains All American Pipeline LP	3.600%	11/1/24	12,744	12,330
	Plains All American Pipeline LP	4.650%	10/15/25	14,033	13,704
	Plains All American Pipeline LP	4.500%	12/15/26	15,841	15,187
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	57,125	57,119
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	61,687	61,614
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	20,501	20,629
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	34,211	33,390
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	8,825	8,073
	Schlumberger Investment SA	3.650%	12/1/23	1	1
	Shell International Finance BV	2.000%	11/7/24	22,080	21,000
	Shell International Finance BV	3.250%	5/11/25	57,921	55,772
	Shell International Finance BV	2.875%	5/10/26	31,564	29,562
	Shell International Finance BV	2.500%	9/12/26	22,167	20,360
	Spectra Energy Partners LP	4.750%	3/15/24	30,626	30,362
	Spectra Energy Partners LP	3.500%	3/15/25	9,658	9,287
	Spectra Energy Partners LP	3.375%	10/15/26	22,231	20,770
	Targa Resources Corp.	5.200%	7/1/27	10,779	10,597
	Targa Resources Partners LP	6.500%	7/15/27	20,100	20,322
	Targa Resources Partners LP	5.000%	1/15/28	1,852	1,771
	TC PipeLines LP	4.375%	3/13/25	6,612	6,455
	TC PipeLines LP	3.900%	5/25/27	13,238	12,502
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	3,393	3,560
	TotalEnergies Capital International SA	3.750%	4/10/24	8,536	8,388
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TotalEnergies Capital International SA	2.434%	1/10/25	13,459	12,865
	TransCanada PipeLines Ltd.	1.000%	10/12/24	22,528	20,909
	TransCanada PipeLines Ltd.	4.875%	1/15/26	23,633	23,304
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	29,341	31,107
	Williams Cos. Inc.	4.300%	3/4/24	25,288	24,969
	Williams Cos. Inc.	4.550%	6/24/24	22,444	22,135
	Williams Cos. Inc.	3.900%	1/15/25	4,001	3,881
	Williams Cos. Inc.	4.000%	9/15/25	25,169	24,265
[3]	Williams Cos. Inc.	5.400%	3/2/26	3,200	3,201
	Williams Cos. Inc.	3.750%	6/15/27	31,643	29,766
					2,482,979
Financials (44.1%)
	AerCap Ireland Capital DAC	2.875%	8/14/24	20,732	19,728
	AerCap Ireland Capital DAC	1.650%	10/29/24	79,575	73,881
[1]	AerCap Ireland Capital DAC	1.750%	10/29/24	22,890	21,249
	AerCap Ireland Capital DAC	3.500%	1/15/25	23,385	22,278
	AerCap Ireland Capital DAC	6.500%	7/15/25	11,094	11,135
	AerCap Ireland Capital DAC	4.450%	10/1/25	21,992	21,112
	AerCap Ireland Capital DAC	1.750%	1/30/26	12,927	11,425
	AerCap Ireland Capital DAC	4.450%	4/3/26	4,394	4,184
	AerCap Ireland Capital DAC	2.450%	10/29/26	97,345	85,849
	AerCap Ireland Capital DAC	3.650%	7/21/27	22,049	19,959
	AerCap Ireland Capital DAC	3.875%	1/23/28	11,286	10,218
	Affiliated Managers Group Inc.	3.500%	8/1/25	10,572	10,157
	Aflac Inc.	1.125%	3/15/26	20,419	18,176
	Air Lease Corp.	0.800%	8/18/24	15,429	14,313
	Air Lease Corp.	4.250%	9/15/24	12,323	12,072
[1]	Air Lease Corp.	2.300%	2/1/25	15,779	14,735
	Air Lease Corp.	3.250%	3/1/25	15,190	14,423
	Air Lease Corp.	3.375%	7/1/25	13,749	12,944
[1]	Air Lease Corp.	2.875%	1/15/26	35,043	32,313
[1]	Air Lease Corp.	3.750%	6/1/26	13,986	13,139
	Air Lease Corp.	1.875%	8/15/26	31,996	27,935
	Air Lease Corp.	2.200%	1/15/27	2,011	1,767
	Air Lease Corp.	3.625%	4/1/27	3,201	2,941
	Air Lease Corp.	3.625%	12/1/27	10,530	9,576
	Air Lease Corp.	5.850%	12/15/27	9,873	9,829
	Aircastle Ltd.	4.125%	5/1/24	11,132	10,870
	Aircastle Ltd.	4.250%	6/15/26	16,176	15,328
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	12,400	11,895
	Allstate Corp.	0.750%	12/15/25	5,044	4,476
	Allstate Corp.	3.280%	12/15/26	7,367	6,952
	Ally Financial Inc.	3.875%	5/21/24	15,587	15,266
	Ally Financial Inc.	5.125%	9/30/24	33,701	33,418
	Ally Financial Inc.	4.625%	3/30/25	23,363	22,873
	Ally Financial Inc.	5.800%	5/1/25	9,760	9,779
	Ally Financial Inc.	4.750%	6/9/27	7,375	7,037
	Ally Financial Inc.	7.100%	11/15/27	17,395	18,073
	American Equity Investment Life Holding Co.	5.000%	6/15/27	14,053	13,798
	American Express Co.	3.375%	5/3/24	10,167	9,933
	American Express Co.	2.500%	7/30/24	38,729	37,280
	American Express Co.	3.000%	10/30/24	42,273	40,756
	American Express Co.	3.625%	12/5/24	12,563	12,201
	American Express Co.	2.250%	3/4/25	43,403	40,854
	American Express Co.	3.950%	8/1/25	27,711	26,899
	American Express Co.	4.200%	11/6/25	15,271	14,938
	American Express Co.	3.125%	5/20/26	12,402	11,649
	American Express Co.	1.650%	11/4/26	26,515	23,444
	American Express Co.	2.550%	3/4/27	36,356	32,925
	American Express Co.	3.300%	5/3/27	68,844	64,308
	American Express Co.	5.850%	11/5/27	19,475	20,063
[1]	American Express Credit Corp.	3.300%	5/3/27	1,642	1,549
	American International Group Inc.	2.500%	6/30/25	27,661	26,038

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American International Group Inc.	3.900%	4/1/26	14,300	13,720
	Ameriprise Financial Inc.	3.700%	10/15/24	2,298	2,244
	Ameriprise Financial Inc.	3.000%	4/2/25	19,120	18,290
	Ameriprise Financial Inc.	2.875%	9/15/26	5,951	5,509
[1]	Aon Corp.	8.205%	1/1/27	8,226	8,542
	Aon Corp.	2.850%	5/28/27	8,448	7,683
	Aon Global Ltd.	3.500%	6/14/24	8,971	8,757
	Aon Global Ltd.	3.875%	12/15/25	21,730	20,961
	Arch Capital Finance LLC	4.011%	12/15/26	7,255	6,997
	Ares Capital Corp.	4.200%	6/10/24	15,125	14,780
	Ares Capital Corp.	4.250%	3/1/25	2,903	2,787
	Ares Capital Corp.	3.250%	7/15/25	24,540	22,864
	Ares Capital Corp.	3.875%	1/15/26	33,216	30,824
	Ares Capital Corp.	2.150%	7/15/26	29,525	25,474
	Ares Capital Corp.	2.875%	6/15/27	6,363	5,540
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	1,626	1,617
	Athene Holding Ltd.	4.125%	1/12/28	9,716	9,086
[1]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	12,316	11,855
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	20,420	20,355
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	3,508	3,121
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	8,659	7,448
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	14,547	13,033
	Banco Bilbao Vizcaya Argentaria SA	5.862%	9/14/26	22,025	21,876
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	18,840	19,070
	Banco Santander SA	3.892%	5/24/24	9,035	8,844
	Banco Santander SA	2.706%	6/27/24	50,262	48,433
	Banco Santander SA	2.746%	5/28/25	43,088	40,442
	Banco Santander SA	5.147%	8/18/25	40,745	40,184
	Banco Santander SA	5.179%	11/19/25	29,180	28,765
	Banco Santander SA	1.849%	3/25/26	19,967	17,732
	Banco Santander SA	4.250%	4/11/27	30,860	29,260
	Banco Santander SA	5.294%	8/18/27	43,980	43,096
	Banco Santander SA	1.722%	9/14/27	25,613	22,091
	Banco Santander SA	3.800%	2/23/28	4,200	3,854
	Banco Santander SA	4.175%	3/24/28	37,955	35,447
[1]	Bank of America Corp.	4.000%	4/1/24	20,900	20,592
[1]	Bank of America Corp.	4.200%	8/26/24	65,269	64,033
[1]	Bank of America Corp.	4.000%	1/22/25	70,454	68,650
[1]	Bank of America Corp.	3.458%	3/15/25	65,820	64,334
[1]	Bank of America Corp.	3.950%	4/21/25	71,584	69,419
	Bank of America Corp.	0.976%	4/22/25	61,509	58,147
	Bank of America Corp.	3.841%	4/25/25	23,709	23,217
[1]	Bank of America Corp.	3.875%	8/1/25	20,017	19,438
[1]	Bank of America Corp.	0.981%	9/25/25	45,137	41,883
[1]	Bank of America Corp.	3.093%	10/1/25	60,582	58,176
[1]	Bank of America Corp.	2.456%	10/22/25	30,625	29,059
[1]	Bank of America Corp.	1.530%	12/6/25	30,369	28,214
[1]	Bank of America Corp.	3.366%	1/23/26	44,694	42,778
[1]	Bank of America Corp.	2.015%	2/13/26	46,824	43,621
[1]	Bank of America Corp.	4.450%	3/3/26	64,617	62,844
[1]	Bank of America Corp.	3.384%	4/2/26	38,170	36,511
[1]	Bank of America Corp.	3.500%	4/19/26	78,395	74,880
[1]	Bank of America Corp.	1.319%	6/19/26	67,808	61,499
[1]	Bank of America Corp.	4.827%	7/22/26	9,675	9,521
	Bank of America Corp.	6.220%	9/15/26	8,540	8,800
[1]	Bank of America Corp.	4.250%	10/22/26	44,539	42,804
[1]	Bank of America Corp.	1.197%	10/24/26	60,746	54,110
	Bank of America Corp.	5.080%	1/20/27	13,936	13,782
[1]	Bank of America Corp.	1.658%	3/11/27	71,482	63,703
[1]	Bank of America Corp.	3.559%	4/23/27	53,939	50,704
	Bank of America Corp.	1.734%	7/22/27	110,687	97,526
[1]	Bank of America Corp.	3.248%	10/21/27	1,485	1,368
[1]	Bank of America Corp.	4.183%	11/25/27	25,138	23,955
[1]	Bank of America Corp.	3.824%	1/20/28	40,347	37,925
[1]	Bank of America Corp.	2.551%	2/4/28	25,910	23,172
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Bank of America Corp.	3.705%	4/24/28	41,240	38,374
	Bank of America Corp.	4.376%	4/27/28	80,712	77,143
[1]	Bank of America Corp.	3.593%	7/21/28	56,132	51,822
[1]	Bank of America Corp.	4.948%	7/22/28	85,371	83,527
	Bank of America Corp.	6.204%	11/10/28	62,980	64,745
[1]	Bank of America Corp.	3.419%	12/20/28	94,943	86,656
[1]	Bank of Montreal	3.300%	2/5/24	46,935	46,000
[1]	Bank of Montreal	2.150%	3/8/24	14,258	13,797
[1]	Bank of Montreal	2.500%	6/28/24	11,475	11,042
[1]	Bank of Montreal	0.625%	7/9/24	2,667	2,502
[1]	Bank of Montreal	4.250%	9/14/24	26,441	25,980
	Bank of Montreal	5.200%	12/12/24	15,625	15,585
[1]	Bank of Montreal	1.500%	1/10/25	21,531	20,063
[1]	Bank of Montreal	1.850%	5/1/25	43,858	40,786
[1]	Bank of Montreal	3.700%	6/7/25	35,505	34,330
[1]	Bank of Montreal	1.250%	9/15/26	15,858	13,847
[1]	Bank of Montreal	0.949%	1/22/27	8,631	7,600
[1]	Bank of Montreal	2.650%	3/8/27	29,140	26,566
[1]	Bank of Montreal	4.700%	9/14/27	26,478	25,902
	Bank of Montreal	5.203%	2/1/28	25,055	24,940
[1]	Bank of Montreal	3.803%	12/15/32	18,916	16,913
[1]	Bank of New York Mellon	5.224%	11/21/25	13,060	13,012
[1]	Bank of New York Mellon Corp.	3.650%	2/4/24	17,582	17,319
[1]	Bank of New York Mellon Corp.	0.500%	4/26/24	12,709	12,028
	Bank of New York Mellon Corp.	3.400%	5/15/24	12,854	12,574
[1]	Bank of New York Mellon Corp.	3.250%	9/11/24	11,032	10,708
[1]	Bank of New York Mellon Corp.	2.100%	10/24/24	21,703	20,655
[1]	Bank of New York Mellon Corp.	3.000%	2/24/25	20,780	19,930
[1]	Bank of New York Mellon Corp.	1.600%	4/24/25	28,718	26,618
[1]	Bank of New York Mellon Corp.	3.950%	11/18/25	12,182	11,817
[1]	Bank of New York Mellon Corp.	0.750%	1/28/26	2,916	2,586
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	22,457	20,963
	Bank of New York Mellon Corp.	4.414%	7/24/26	21,967	21,524
[1]	Bank of New York Mellon Corp.	2.450%	8/17/26	18,939	17,377
[1]	Bank of New York Mellon Corp.	1.050%	10/15/26	2,270	1,973
[1]	Bank of New York Mellon Corp.	2.050%	1/26/27	8,406	7,540
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	25,850	24,223
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	36,978	34,769
[1]	Bank of New York Mellon Corp.	3.992%	6/13/28	3,880	3,718
[1]	Bank of New York Mellon Corp.	5.802%	10/25/28	26,615	27,263
	Bank of New York Mellon Corp.	4.543%	2/1/29	20,000	19,421
	Bank of Nova Scotia	3.400%	2/11/24	28,609	28,047
	Bank of Nova Scotia	2.440%	3/11/24	15,048	14,614
	Bank of Nova Scotia	0.700%	4/15/24	16,391	15,553
	Bank of Nova Scotia	0.650%	7/31/24	29,259	27,373
	Bank of Nova Scotia	5.250%	12/6/24	24,131	24,072
	Bank of Nova Scotia	1.450%	1/10/25	9,079	8,456
	Bank of Nova Scotia	2.200%	2/3/25	27,842	26,248
[1]	Bank of Nova Scotia	3.450%	4/11/25	37,790	36,334
	Bank of Nova Scotia	1.300%	6/11/25	36,518	33,353
	Bank of Nova Scotia	4.500%	12/16/25	12,666	12,278
	Bank of Nova Scotia	1.050%	3/2/26	14,238	12,546
	Bank of Nova Scotia	1.350%	6/24/26	24,582	21,650
	Bank of Nova Scotia	2.700%	8/3/26	33,484	30,728
	Bank of Nova Scotia	1.300%	9/15/26	19,944	17,352
	Bank of Nova Scotia	1.950%	2/2/27	12,320	10,970
	Bank of Nova Scotia	2.951%	3/11/27	4,344	3,988
[1,4]	Bank of Nova Scotia, 3M USD LIBOR + 2.648%	7.454%	Perpetual	3,800	3,699
	BankUnited Inc.	4.875%	11/17/25	9,496	9,277
[1]	Barclays Bank plc	3.750%	5/15/24	15,123	14,792
	Barclays plc	4.375%	9/11/24	16,072	15,678
	Barclays plc	3.650%	3/16/25	57,809	55,502
[1]	Barclays plc	3.932%	5/7/25	44,894	43,713
	Barclays plc	4.375%	1/12/26	56,835	54,927
[1]	Barclays plc	2.852%	5/7/26	48,660	45,584
	Barclays plc	5.200%	5/12/26	26,778	26,070

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	5.304%	8/9/26	20,215	19,824
	Barclays plc	7.325%	11/2/26	14,830	15,337
	Barclays plc	2.279%	11/24/27	15,363	13,525
	Barclays plc	5.501%	8/9/28	56,184	55,033
	Barclays plc	7.385%	11/2/28	46,770	49,179
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	2,300	2,133
	Berkshire Hathaway Inc.	3.125%	3/15/26	49,900	47,666
	BGC Partners Inc.	3.750%	10/1/24	8,735	8,346
	BlackRock Inc.	3.500%	3/18/24	15,651	15,386
	BlackRock Inc.	3.200%	3/15/27	6,829	6,439
	Blackstone Private Credit Fund	2.350%	11/22/24	23,529	21,953
	Blackstone Private Credit Fund	2.700%	1/15/25	9,703	9,045
[2]	Blackstone Private Credit Fund	7.050%	9/29/25	2,970	2,975
	Blackstone Private Credit Fund	2.625%	12/15/26	29,621	25,158
	Blackstone Private Credit Fund	3.250%	3/15/27	40,385	34,770
	Blackstone Secured Lending Fund	3.625%	1/15/26	16,944	15,548
	Blackstone Secured Lending Fund	2.750%	9/16/26	19,383	16,880
	Blackstone Secured Lending Fund	2.125%	2/15/27	18,355	15,449
[1]	BNP Paribas SA	4.250%	10/15/24	12,587	12,296
[2]	BNP Paribas SA	2.819%	11/19/25	1,160	1,102
	BPCE SA	4.000%	4/15/24	31,032	30,543
[1]	BPCE SA	3.375%	12/2/26	8,381	7,814
	Brighthouse Financial Inc.	3.700%	6/22/27	11,549	10,793
	Brookfield Corp.	4.000%	1/15/25	12,545	12,244
	Brookfield Finance Inc.	4.000%	4/1/24	18,083	17,793
	Brookfield Finance Inc.	4.250%	6/2/26	10,572	10,180
	Brookfield Finance Inc.	3.900%	1/25/28	14,668	13,660
	Brown & Brown Inc.	4.200%	9/15/24	8,619	8,438
[1]	Cadence Bank	4.125%	11/20/29	575	551
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	20,404	19,900
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	7,828	7,293
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	17,201	16,245
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	18,685	17,913
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	33,812	32,752
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	1,859	1,665
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	26,628	23,385
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	20,615	19,318
	Capital One Financial Corp.	3.750%	4/24/24	12,487	12,240
	Capital One Financial Corp.	3.300%	10/30/24	31,205	30,133
	Capital One Financial Corp.	3.200%	2/5/25	22,716	21,771
	Capital One Financial Corp.	4.250%	4/30/25	10,137	9,872
	Capital One Financial Corp.	4.166%	5/9/25	19,552	19,112
	Capital One Financial Corp.	4.200%	10/29/25	25,747	24,869
	Capital One Financial Corp.	2.636%	3/3/26	26,926	25,325
	Capital One Financial Corp.	4.985%	7/24/26	6,315	6,216
	Capital One Financial Corp.	3.750%	7/28/26	27,385	25,737
	Capital One Financial Corp.	3.750%	3/9/27	45,250	42,446
	Capital One Financial Corp.	3.650%	5/11/27	36,827	34,320
	Capital One Financial Corp.	1.878%	11/2/27	27,459	23,999
	Capital One Financial Corp.	4.927%	5/10/28	31,555	30,525
	Capital One Financial Corp.	5.468%	2/1/29	25,000	24,529
[1]	Capital One NA	2.280%	1/28/26	2,361	2,213
	Cboe Global Markets Inc.	3.650%	1/12/27	13,653	13,049
	Charles Schwab Corp.	0.750%	3/18/24	42,367	40,416
	Charles Schwab Corp.	3.750%	4/1/24	13,832	13,585
	Charles Schwab Corp.	3.000%	3/10/25	9,710	9,292
	Charles Schwab Corp.	4.200%	3/24/25	8,261	8,117
	Charles Schwab Corp.	3.625%	4/1/25	11,740	11,369
	Charles Schwab Corp.	3.850%	5/21/25	22,362	21,738
	Charles Schwab Corp.	3.450%	2/13/26	12,000	11,481
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	0.900%	3/11/26	8,673	7,651
	Charles Schwab Corp.	1.150%	5/13/26	28,790	25,430
	Charles Schwab Corp.	3.200%	3/2/27	16,954	15,881
	Charles Schwab Corp.	2.450%	3/3/27	33,131	30,063
	Charles Schwab Corp.	3.300%	4/1/27	13,019	12,246
	Charles Schwab Corp.	3.200%	1/25/28	9,869	9,139
	Chubb INA Holdings Inc.	3.350%	5/15/24	24,448	23,895
	Chubb INA Holdings Inc.	3.150%	3/15/25	24,038	23,087
	Chubb INA Holdings Inc.	3.350%	5/3/26	35,398	33,725
	Citigroup Inc.	3.750%	6/16/24	21,423	20,987
	Citigroup Inc.	4.000%	8/5/24	7,127	7,008
	Citigroup Inc.	3.875%	3/26/25	41,314	39,971
[1]	Citigroup Inc.	3.352%	4/24/25	72,274	70,331
	Citigroup Inc.	3.300%	4/27/25	17,341	16,602
	Citigroup Inc.	0.981%	5/1/25	15,737	14,867
	Citigroup Inc.	4.140%	5/24/25	29,243	28,714
	Citigroup Inc.	4.400%	6/10/25	67,097	65,646
	Citigroup Inc.	5.500%	9/13/25	46,636	46,857
	Citigroup Inc.	1.281%	11/3/25	29,147	27,058
	Citigroup Inc.	3.700%	1/12/26	38,357	36,803
	Citigroup Inc.	2.014%	1/25/26	53,653	50,073
	Citigroup Inc.	4.600%	3/9/26	38,980	37,959
[1]	Citigroup Inc.	3.106%	4/8/26	64,191	60,948
	Citigroup Inc.	3.400%	5/1/26	40,499	38,247
	Citigroup Inc.	5.610%	9/29/26	58,179	58,157
	Citigroup Inc.	3.200%	10/21/26	89,637	83,399
	Citigroup Inc.	4.300%	11/20/26	5,159	4,945
	Citigroup Inc.	1.122%	1/28/27	42,811	37,991
	Citigroup Inc.	1.462%	6/9/27	26,910	23,522
	Citigroup Inc.	4.450%	9/29/27	62,206	59,451
[1]	Citigroup Inc.	3.887%	1/10/28	56,427	53,078
[1]	Citigroup Inc.	3.070%	2/24/28	97,828	88,862
	Citigroup Inc.	4.658%	5/24/28	57,962	56,098
[1]	Citigroup Inc.	3.668%	7/24/28	53,995	50,014
[1]	Citigroup Inc.	3.520%	10/27/28	14,194	13,006
[1]	Citizens Bank NA	2.250%	4/28/25	4,846	4,526
	Citizens Bank NA	4.119%	5/23/25	9,851	9,613
	Citizens Bank NA	6.064%	10/24/25	17,235	17,341
[1]	Citizens Bank NA	3.750%	2/18/26	17,197	16,434
	Citizens Bank NA	4.575%	8/9/28	14,845	14,378
	Citizens Financial Group Inc.	4.300%	12/3/25	5,052	4,899
	Citizens Financial Group Inc.	2.850%	7/27/26	15,848	14,683
	Citizens Financial Group Inc.	4.300%	2/11/31	2,336	2,157
	CME Group Inc.	3.000%	3/15/25	16,624	16,020
	CNA Financial Corp.	3.950%	5/15/24	12,935	12,704
	CNA Financial Corp.	4.500%	3/1/26	9,802	9,584
	CNA Financial Corp.	3.450%	8/15/27	9,128	8,460
	CNO Financial Group Inc.	5.250%	5/30/25	15,258	15,086
[1]	Comerica Bank	2.500%	7/23/24	18,149	17,395
[1]	Comerica Bank	4.000%	7/27/25	1,495	1,439
	Commonwealth Bank of Australia	5.079%	1/10/25	23,880	23,843
	Cooperatieve Rabobank UA	3.875%	8/22/24	25,030	24,542
	Cooperatieve Rabobank UA	1.375%	1/10/25	24,671	23,016
[1]	Cooperatieve Rabobank UA	3.375%	5/21/25	34,896	33,536
	Cooperatieve Rabobank UA	4.375%	8/4/25	17,708	17,169
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	35,131	32,986
[2]	Corebridge Financial Inc.	3.650%	4/5/27	50,024	46,688
[2]	Corebridge Financial Inc.	6.875%	12/15/52	19,125	18,842
	Credit Suisse AG	4.750%	8/9/24	28,650	27,594
[1]	Credit Suisse AG	3.625%	9/9/24	88,880	83,971
	Credit Suisse AG	7.950%	1/9/25	5,075	5,121
[1]	Credit Suisse AG	3.700%	2/21/25	9,141	8,531
	Credit Suisse AG	2.950%	4/9/25	20,877	19,020
	Credit Suisse AG	1.250%	8/7/26	15,498	12,681
	Credit Suisse AG	5.000%	7/9/27	15,127	13,863
	Credit Suisse AG	7.500%	2/15/28	27,890	28,143
	Credit Suisse Group AG	3.750%	3/26/25	58,693	53,868

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Credit Suisse Group AG	4.550%	4/17/26	55,377	49,479
	Deutsche Bank AG	0.898%	5/28/24	9,358	8,813
[1]	Deutsche Bank AG	3.700%	5/30/24	33,797	32,907
	Deutsche Bank AG	3.700%	5/30/24	13,321	13,007
	Deutsche Bank AG	1.447%	4/1/25	13,791	13,040
	Deutsche Bank AG	4.500%	4/1/25	39,057	37,775
[1]	Deutsche Bank AG	3.961%	11/26/25	24,363	23,381
	Deutsche Bank AG	4.100%	1/13/26	4,323	4,165
[1]	Deutsche Bank AG	4.100%	1/13/26	24,697	23,649
	Deutsche Bank AG	1.686%	3/19/26	17,376	15,594
	Deutsche Bank AG	6.119%	7/14/26	30,853	30,827
	Deutsche Bank AG	2.129%	11/24/26	35,758	32,063
	Deutsche Bank AG	5.371%	9/9/27	6,540	6,481
	Deutsche Bank AG	2.311%	11/16/27	40,728	35,393
	Deutsche Bank AG	2.552%	1/7/28	26,324	22,908
	Deutsche Bank AG	6.720%	1/18/29	28,720	29,021
	Deutsche Bank AG	4.875%	12/1/32	16,168	14,305
	Discover Bank	2.450%	9/12/24	17,266	16,420
[1]	Discover Bank	4.250%	3/13/26	3,222	3,092
[1]	Discover Bank	3.450%	7/27/26	23,906	22,251
	Discover Financial Services	3.950%	11/6/24	11,827	11,515
	Discover Financial Services	3.750%	3/4/25	1,929	1,857
	Discover Financial Services	4.500%	1/30/26	23,235	22,493
	Discover Financial Services	4.100%	2/9/27	13,387	12,685
	Eaton Vance Corp.	3.500%	4/6/27	2,520	2,368
[2]	F&G Annuities & Life Inc.	7.400%	1/13/28	10,220	10,224
	Fifth Third Bancorp	2.375%	1/28/25	7,056	6,664
	Fifth Third Bancorp	2.550%	5/5/27	24,106	21,846
	Fifth Third Bancorp	1.707%	11/1/27	15,954	14,128
	Fifth Third Bancorp	4.055%	4/25/28	2,130	2,029
	Fifth Third Bancorp	6.361%	10/27/28	28,387	29,246
[1]	Fifth Third Bank NA	3.950%	7/28/25	6,212	6,046
	Fifth Third Bank NA	5.852%	10/27/25	18,299	18,394
[1]	Fifth Third Bank NA	3.850%	3/15/26	7,340	6,941
[1]	Fifth Third Bank NA	2.250%	2/1/27	7,475	6,730
	First American Financial Corp.	4.600%	11/15/24	6,594	6,507
	First Horizon Corp.	4.000%	5/26/25	12,976	12,554
[1]	First-Citizens Bank & Trust Co.	2.969%	9/27/25	7,719	7,332
	Franklin BSP Lending Corp.	3.250%	3/30/26	5,898	5,229
	Franklin Resources Inc.	2.850%	3/30/25	10,309	9,791
	FS KKR Capital Corp.	4.625%	7/15/24	11,163	10,920
	FS KKR Capital Corp.	4.125%	2/1/25	2,521	2,407
	FS KKR Capital Corp.	3.400%	1/15/26	36,116	32,716
	FS KKR Capital Corp.	2.625%	1/15/27	7,049	5,967
	GATX Corp.	3.250%	3/30/25	2,741	2,605
	GATX Corp.	3.250%	9/15/26	10,805	10,009
	GATX Corp.	3.850%	3/30/27	5,466	5,127
	GE Capital Funding LLC	3.450%	5/15/25	27,303	26,166
	Global Payments Inc.	1.500%	11/15/24	16,317	15,188
	Global Payments Inc.	2.650%	2/15/25	16,038	15,134
	Global Payments Inc.	1.200%	3/1/26	27,596	24,134
	Global Payments Inc.	4.800%	4/1/26	20,483	19,938
	Global Payments Inc.	2.150%	1/15/27	6,563	5,754
	Global Payments Inc.	4.950%	8/15/27	5,210	5,043
	Goldman Sachs BDC Inc.	3.750%	2/10/25	7,607	7,328
	Goldman Sachs BDC Inc.	2.875%	1/15/26	5,965	5,500
	Goldman Sachs Group Inc.	4.000%	3/3/24	44,950	44,282
	Goldman Sachs Group Inc.	3.000%	3/15/24	35,500	34,582
[1]	Goldman Sachs Group Inc.	3.850%	7/8/24	38,851	38,031
	Goldman Sachs Group Inc.	5.700%	11/1/24	2,885	2,903
	Goldman Sachs Group Inc.	3.500%	1/23/25	66,623	64,382
	Goldman Sachs Group Inc.	1.757%	1/24/25	39,682	38,185
	Goldman Sachs Group Inc.	3.500%	4/1/25	100,551	96,812
	Goldman Sachs Group Inc.	3.750%	5/22/25	47,098	45,524
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	34,716	33,373
	Goldman Sachs Group Inc.	4.250%	10/21/25	56,682	54,932
	Goldman Sachs Group Inc.	0.855%	2/12/26	19,005	17,242
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	3.750%	2/25/26	56,171	53,678
	Goldman Sachs Group Inc.	3.500%	11/16/26	58,363	54,788
[1]	Goldman Sachs Group Inc.	1.093%	12/9/26	21,773	19,168
	Goldman Sachs Group Inc.	5.950%	1/15/27	21,956	22,347
	Goldman Sachs Group Inc.	3.850%	1/26/27	60,923	57,688
	Goldman Sachs Group Inc.	1.431%	3/9/27	51,390	45,297
	Goldman Sachs Group Inc.	4.387%	6/15/27	23,262	22,448
	Goldman Sachs Group Inc.	1.542%	9/10/27	43,043	37,372
	Goldman Sachs Group Inc.	1.948%	10/21/27	82,624	72,326
	Goldman Sachs Group Inc.	2.640%	2/24/28	101,560	90,786
	Goldman Sachs Group Inc.	3.615%	3/15/28	60,044	55,759
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	39,332	36,544
	Goldman Sachs Group Inc.	4.482%	8/23/28	58,358	55,941
	Golub Capital BDC Inc.	3.375%	4/15/24	15,091	14,586
	Golub Capital BDC Inc.	2.500%	8/24/26	15,519	13,428
	Golub Capital BDC Inc.	2.050%	2/15/27	6,787	5,681
	Hanover Insurance Group Inc.	4.500%	4/15/26	9,586	9,299
	Hercules Capital Inc.	2.625%	9/16/26	1,283	1,125
	HSBC Holdings plc	4.250%	3/14/24	55,004	54,176
[1]	HSBC Holdings plc	3.803%	3/11/25	49,452	48,411
	HSBC Holdings plc	0.976%	5/24/25	51,375	48,325
	HSBC Holdings plc	4.250%	8/18/25	27,706	26,800
[1]	HSBC Holdings plc	2.633%	11/7/25	45,974	43,543
	HSBC Holdings plc	4.180%	12/9/25	18,857	18,356
	HSBC Holdings plc	4.300%	3/8/26	65,434	63,271
	HSBC Holdings plc	2.999%	3/10/26	46,280	43,771
[1]	HSBC Holdings plc	1.645%	4/18/26	55,056	50,479
	HSBC Holdings plc	3.900%	5/25/26	48,880	46,608
[1]	HSBC Holdings plc	2.099%	6/4/26	59,351	54,693
[1]	HSBC Holdings plc	4.292%	9/12/26	70,604	67,990
	HSBC Holdings plc	7.336%	11/3/26	29,829	31,047
	HSBC Holdings plc	4.375%	11/23/26	46,814	45,028
	HSBC Holdings plc	1.589%	5/24/27	20,100	17,588
	HSBC Holdings plc	2.251%	11/22/27	60,794	53,494
[1]	HSBC Holdings plc	4.041%	3/13/28	61,244	57,185
	HSBC Holdings plc	4.755%	6/9/28	45,295	43,416
	HSBC Holdings plc	5.210%	8/11/28	31,135	30,441
	HSBC Holdings plc	7.390%	11/3/28	61,388	64,839
	HSBC USA Inc.	3.750%	5/24/24	3,677	3,601
	HSBC USA Inc.	3.500%	6/23/24	18,313	17,845
	Huntington Bancshares Inc.	2.625%	8/6/24	19,909	19,150
	Huntington Bancshares Inc.	4.000%	5/15/25	8,658	8,411
	Huntington Bancshares Inc.	4.443%	8/4/28	21,545	20,607
	Huntington National Bank	4.008%	5/16/25	10,959	10,748
	Huntington National Bank	5.699%	11/18/25	20,030	20,066
	Huntington National Bank	4.552%	5/17/28	14,565	14,088
	ING Groep NV	3.550%	4/9/24	17,844	17,455
	ING Groep NV	3.869%	3/28/26	23,743	22,865
	ING Groep NV	3.950%	3/29/27	41,886	39,683
	ING Groep NV	1.726%	4/1/27	14,823	13,160
	ING Groep NV	4.017%	3/28/28	16,250	15,267
	Intercontinental Exchange Inc.	3.650%	5/23/25	35,480	34,584
	Intercontinental Exchange Inc.	3.750%	12/1/25	32,859	31,658
	Intercontinental Exchange Inc.	3.100%	9/15/27	10,000	9,276
	Intercontinental Exchange Inc.	4.000%	9/15/27	38,111	37,035
	Invesco Finance plc	3.750%	1/15/26	7,803	7,531
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	2,024	1,995
	Jefferies Financial Group Inc.	4.850%	1/15/27	4,003	3,926
	Jefferies Financial Group Inc.	6.450%	6/8/27	6,629	6,869
	JPMorgan Chase & Co.	3.875%	2/1/24	9,120	8,980
	JPMorgan Chase & Co.	3.625%	5/13/24	23,884	23,454
	JPMorgan Chase & Co.	3.875%	9/10/24	62,357	60,837
	JPMorgan Chase & Co.	3.125%	1/23/25	51,548	49,681
[1]	JPMorgan Chase & Co.	3.220%	3/1/25	51,375	50,140
	JPMorgan Chase & Co.	0.824%	6/1/25	42,846	40,196
	JPMorgan Chase & Co.	3.845%	6/14/25	7,012	6,853
	JPMorgan Chase & Co.	0.969%	6/23/25	59,560	55,933

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	3.900%	7/15/25	33,175	32,226
	JPMorgan Chase & Co.	7.750%	7/15/25	719	757
	JPMorgan Chase & Co.	0.768%	8/9/25	7,197	6,685
[1]	JPMorgan Chase & Co.	2.301%	10/15/25	28,424	26,905
	JPMorgan Chase & Co.	1.561%	12/10/25	62,364	57,957
	JPMorgan Chase & Co.	5.546%	12/15/25	65,788	65,732
	JPMorgan Chase & Co.	2.595%	2/24/26	19,093	18,043
[1]	JPMorgan Chase & Co.	2.005%	3/13/26	76,285	70,978
	JPMorgan Chase & Co.	3.300%	4/1/26	48,582	45,969
[1]	JPMorgan Chase & Co.	2.083%	4/22/26	77,573	72,062
	JPMorgan Chase & Co.	4.080%	4/26/26	36,740	35,707
	JPMorgan Chase & Co.	3.200%	6/15/26	34,947	32,907
	JPMorgan Chase & Co.	2.950%	10/1/26	68,328	63,577
	JPMorgan Chase & Co.	7.625%	10/15/26	15,683	16,913
	JPMorgan Chase & Co.	1.045%	11/19/26	56,937	50,438
	JPMorgan Chase & Co.	4.125%	12/15/26	50,183	48,278
[1]	JPMorgan Chase & Co.	3.960%	1/29/27	26,678	25,495
	JPMorgan Chase & Co.	1.040%	2/4/27	25,745	22,611
	JPMorgan Chase & Co.	1.578%	4/22/27	112,932	99,883
	JPMorgan Chase & Co.	8.000%	4/29/27	25,319	28,354
	JPMorgan Chase & Co.	1.470%	9/22/27	54,654	47,386
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	62,241	58,490
	JPMorgan Chase & Co.	2.947%	2/24/28	34,353	31,166
	JPMorgan Chase & Co.	4.323%	4/26/28	57,320	54,773
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	78,519	72,781
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	3,335	2,919
	JPMorgan Chase & Co.	4.851%	7/25/28	104,800	102,429
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	32,600	29,812
	Kemper Corp.	4.350%	2/15/25	9,173	8,947
[1]	KeyBank NA	3.300%	6/1/25	10,757	10,303
[1]	KeyBank NA	4.150%	8/8/25	23,370	22,791
	KeyBank NA	4.700%	1/26/26	3,000	2,956
[1]	KeyBank NA	3.400%	5/20/26	26,830	25,077
[1]	KeyBank NA	5.850%	11/15/27	20,478	20,954
[1]	KeyCorp	3.878%	5/23/25	20,199	19,756
[1]	KeyCorp	4.150%	10/29/25	8,772	8,539
[1]	KeyCorp	2.250%	4/6/27	24,669	21,959
	Lazard Group LLC	3.750%	2/13/25	14,579	14,069
	Lazard Group LLC	3.625%	3/1/27	11,304	10,553
	Legg Mason Inc.	4.750%	3/15/26	2,043	2,018
	Lincoln National Corp.	3.350%	3/9/25	5,387	5,159
	Lincoln National Corp.	3.625%	12/12/26	4,919	4,637
	Lloyds Bank plc	3.500%	5/14/25	2,919	2,796
	Lloyds Banking Group plc	3.900%	3/12/24	27,194	26,729
	Lloyds Banking Group plc	4.500%	11/4/24	31,859	31,196
	Lloyds Banking Group plc	4.450%	5/8/25	18,068	17,630
[1]	Lloyds Banking Group plc	3.870%	7/9/25	60,100	58,532
	Lloyds Banking Group plc	4.582%	12/10/25	36,762	35,365
[1]	Lloyds Banking Group plc	2.438%	2/5/26	31,001	29,054
	Lloyds Banking Group plc	3.511%	3/18/26	10,905	10,415
	Lloyds Banking Group plc	4.650%	3/24/26	9,412	9,072
	Lloyds Banking Group plc	4.716%	8/11/26	22,459	21,899
	Lloyds Banking Group plc	3.750%	1/11/27	24,341	22,748
	Lloyds Banking Group plc	1.627%	5/11/27	2,539	2,225
	Lloyds Banking Group plc	3.750%	3/18/28	27,255	25,253
[1]	Lloyds Banking Group plc	3.574%	11/7/28	27,895	25,325
	Loews Corp.	3.750%	4/1/26	11,220	10,789
	M&T Bank Corp.	4.000%	7/15/24	5,688	5,580
	M&T Bank Corp.	4.553%	8/16/28	6,250	6,084
	Main Street Capital Corp.	5.200%	5/1/24	11,135	10,994
	Main Street Capital Corp.	3.000%	7/14/26	12,746	11,248
[1]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	9,100	8,678
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	11,346	11,354
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	17,570	17,232
[1]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	13,885	12,775
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	23,829	23,144
	Manulife Financial Corp.	4.150%	3/4/26	26,230	25,501
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Manulife Financial Corp.	2.484%	5/19/27	13,475	12,218
[1]	Manulife Financial Corp.	4.061%	2/24/32	11,917	11,051
	Markel Corp.	3.500%	11/1/27	5,844	5,435
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	20,899	20,562
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	13,890	13,565
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	15,412	14,854
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	19,128	18,356
	Mastercard Inc.	3.375%	4/1/24	22,038	21,633
	Mastercard Inc.	2.000%	3/3/25	16,996	16,032
	Mastercard Inc.	2.950%	11/21/26	13,421	12,551
	Mastercard Inc.	3.300%	3/26/27	37,104	35,105
	Mercury General Corp.	4.400%	3/15/27	9,475	9,046
	MetLife Inc.	3.600%	4/10/24	7,080	6,943
	MetLife Inc.	3.000%	3/1/25	18,354	17,597
	MetLife Inc.	3.600%	11/13/25	10,522	10,130
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	41,663	40,785
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	33,439	32,216
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	74,319	69,646
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	2,521	2,448
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	41,670	37,873
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	11,988	11,829
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	52,481	49,010
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	27,674	27,393
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	3,456	3,191
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	8,900	8,888
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	26,321	25,146
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	1,806	1,737
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	4,209	3,863
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	20,614	19,661
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	89,010	77,822
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	20,137	18,660
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	20,427	17,736
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	37,466	33,218
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	3,191	3,020
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	44,678	43,745
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	23,315	23,125
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	18,900	18,768
[1]	Mizuho Financial Group Inc.	2.839%	7/16/25	25,112	24,027
[1]	Mizuho Financial Group Inc.	2.555%	9/13/25	12,899	12,232
	Mizuho Financial Group Inc.	2.651%	5/22/26	12,866	12,002
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	19,334	17,859
	Mizuho Financial Group Inc.	2.839%	9/13/26	13,853	12,693
	Mizuho Financial Group Inc.	3.663%	2/28/27	8,008	7,508
	Mizuho Financial Group Inc.	1.234%	5/22/27	38,032	32,968
	Mizuho Financial Group Inc.	1.554%	7/9/27	3,219	2,804
	Mizuho Financial Group Inc.	5.414%	9/13/28	33,266	33,131
[1]	Morgan Stanley	3.875%	4/29/24	70,432	69,342
[1]	Morgan Stanley	3.700%	10/23/24	61,040	59,464
	Morgan Stanley	3.620%	4/17/25	21,764	21,263
	Morgan Stanley	0.790%	5/30/25	84,586	79,222
[1]	Morgan Stanley	2.720%	7/22/25	55,003	52,740
[1]	Morgan Stanley	4.000%	7/23/25	70,651	68,836
[1]	Morgan Stanley	0.864%	10/21/25	34,823	32,091
[1]	Morgan Stanley	1.164%	10/21/25	27,750	25,698
	Morgan Stanley	5.000%	11/24/25	41,076	40,648
[1]	Morgan Stanley	3.875%	1/27/26	74,221	71,431
[1]	Morgan Stanley	2.630%	2/18/26	15,348	14,479
[1]	Morgan Stanley	2.188%	4/28/26	42,186	39,288
	Morgan Stanley	4.679%	7/17/26	26,903	26,383
[1]	Morgan Stanley	3.125%	7/27/26	85,251	79,363
[1]	Morgan Stanley	6.250%	8/9/26	12,145	12,493
[1]	Morgan Stanley	4.350%	9/8/26	59,902	57,615
	Morgan Stanley	6.138%	10/16/26	3,925	3,991
	Morgan Stanley	0.985%	12/10/26	46,455	40,826
	Morgan Stanley	3.625%	1/20/27	72,716	68,777
	Morgan Stanley	5.050%	1/28/27	20,540	20,322
	Morgan Stanley	3.950%	4/23/27	49,880	47,143

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	1.593%	5/4/27	88,266	77,950
[1]	Morgan Stanley	1.512%	7/20/27	75,363	65,780
	Morgan Stanley	2.475%	1/21/28	27,996	24,961
	Morgan Stanley	4.210%	4/20/28	48,850	46,439
[1]	Morgan Stanley	3.591%	7/22/28	35,065	32,432
	Morgan Stanley	6.296%	10/18/28	51,829	53,306
[1]	Morgan Stanley	3.772%	1/24/29	29,262	27,047
	Morgan Stanley	5.123%	2/1/29	57,210	56,205
	Morgan Stanley Direct Lending Fund	4.500%	2/11/27	1,761	1,656
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	5,945	5,591
	Nasdaq Inc.	3.850%	6/30/26	13,130	12,572
	National Australia Bank Ltd.	5.132%	11/22/24	22,486	22,476
	National Australia Bank Ltd.	4.966%	1/12/26	22,804	22,703
	National Australia Bank Ltd.	3.375%	1/14/26	20,832	19,824
[1]	National Australia Bank Ltd.	2.500%	7/12/26	26,615	24,431
	National Australia Bank Ltd.	3.905%	6/9/27	11,864	11,339
	National Australia Bank Ltd.	4.944%	1/12/28	16,375	16,326
	National Bank of Canada	5.250%	1/17/25	11,800	11,767
	National Bank of Canada	3.750%	6/9/25	18,177	17,757
[1]	NatWest Group plc	4.269%	3/22/25	53,027	52,096
	NatWest Group plc	4.800%	4/5/26	41,323	40,249
	NatWest Group plc	7.472%	11/10/26	35,768	37,183
[3]	NatWest Group plc	5.847%	3/2/27	15,200	15,214
	NatWest Group plc	1.642%	6/14/27	26,354	23,148
[1]	NatWest Group plc	3.073%	5/22/28	12,987	11,707
	NatWest Group plc	5.516%	9/30/28	19,953	19,774
[1]	NatWest Group plc	3.754%	11/1/29	25,272	23,773
	Nomura Holdings Inc.	2.648%	1/16/25	34,393	32,510
	Nomura Holdings Inc.	5.099%	7/3/25	14,832	14,713
	Nomura Holdings Inc.	1.851%	7/16/25	42,012	38,312
	Nomura Holdings Inc.	1.653%	7/14/26	16,432	14,343
	Nomura Holdings Inc.	2.329%	1/22/27	36,285	32,112
	Nomura Holdings Inc.	5.386%	7/6/27	11,305	11,207
	Northern Trust Corp.	3.950%	10/30/25	3,338	3,228
	Northern Trust Corp.	4.000%	5/10/27	17,625	17,075
[1]	Northern Trust Corp.	3.375%	5/8/32	13,415	12,173
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	10,881	10,400
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	3,927	3,406
	Old Republic International Corp.	4.875%	10/1/24	6,623	6,556
	Old Republic International Corp.	3.875%	8/26/26	16,450	15,652
	ORIX Corp.	3.250%	12/4/24	21,070	20,277
	ORIX Corp.	3.700%	7/18/27	1,375	1,300
	ORIX Corp.	5.000%	9/13/27	12,565	12,454
	Owl Rock Capital Corp.	5.250%	4/15/24	9,198	9,099
	Owl Rock Capital Corp.	4.000%	3/30/25	2,912	2,768
	Owl Rock Capital Corp.	3.750%	7/22/25	16,600	15,527
	Owl Rock Capital Corp.	4.250%	1/15/26	10,637	9,919
	Owl Rock Capital Corp.	3.400%	7/15/26	26,019	23,211
	Owl Rock Capital Corp.	2.625%	1/15/27	10,462	8,888
[1]	Owl Rock Core Income Corp.	5.500%	3/21/25	8,609	8,363
[1]	Owl Rock Core Income Corp.	4.700%	2/8/27	9,730	8,873
[2]	Owl Rock Core Income Corp.	7.750%	9/16/27	22,795	22,774
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	5,871	4,799
	PayPal Holdings Inc.	2.400%	10/1/24	27,575	26,411
	PayPal Holdings Inc.	1.650%	6/1/25	18,465	17,107
	PayPal Holdings Inc.	2.650%	10/1/26	40,714	37,601
	PNC Bank NA	2.500%	8/27/24	16,403	15,766
[1]	PNC Bank NA	3.300%	10/30/24	18,761	18,178
[1]	PNC Bank NA	2.950%	2/23/25	8,795	8,417
[1]	PNC Bank NA	3.875%	4/10/25	14,566	14,116
[1]	PNC Bank NA	3.250%	6/1/25	6,839	6,560
[1]	PNC Bank NA	4.200%	11/1/25	13,311	12,940
[1]	PNC Bank NA	3.100%	10/25/27	7,337	6,820
[1]	PNC Bank NA	3.250%	1/22/28	10,490	9,752
	PNC Financial Services Group Inc.	3.900%	4/29/24	14,501	14,264
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PNC Financial Services Group Inc.	2.200%	11/1/24	19,059	18,185
	PNC Financial Services Group Inc.	5.671%	10/28/25	21,783	21,870
	PNC Financial Services Group Inc.	2.600%	7/23/26	24,520	22,653
	PNC Financial Services Group Inc.	1.150%	8/13/26	16,505	14,492
	PNC Financial Services Group Inc.	4.758%	1/26/27	5,705	5,617
	PNC Financial Services Group Inc.	3.150%	5/19/27	6,148	5,750
	PNC Financial Services Group Inc.	5.354%	12/2/28	15,770	15,800
	Principal Financial Group Inc.	3.400%	5/15/25	5,099	4,898
	Principal Financial Group Inc.	3.100%	11/15/26	3,330	3,080
	Progressive Corp.	2.450%	1/15/27	23,311	21,266
	Progressive Corp.	2.500%	3/15/27	12,059	10,985
	Prospect Capital Corp.	3.706%	1/22/26	3,635	3,277
	Prospect Capital Corp.	3.364%	11/15/26	8,678	7,500
[1]	Prudential Financial Inc.	1.500%	3/10/26	5,818	5,247
[1]	Prudential Financial Inc.	5.200%	3/15/44	14,672	14,415
[1]	Prudential Financial Inc.	5.375%	5/15/45	11,210	10,911
[1]	Prudential Financial Inc.	4.500%	9/15/47	13,579	12,550
	Regions Financial Corp.	2.250%	5/18/25	12,776	11,939
	Reinsurance Group of America Inc.	3.950%	9/15/26	11,426	10,891
	RenaissanceRe Finance Inc.	3.700%	4/1/25	2,900	2,799
	RenaissanceRe Finance Inc.	3.450%	7/1/27	7,783	7,268
[1]	Royal Bank of Canada	0.425%	1/19/24	19,855	19,030
[1]	Royal Bank of Canada	2.550%	7/16/24	33,850	32,618
	Royal Bank of Canada	0.650%	7/29/24	14,456	13,538
[1]	Royal Bank of Canada	0.750%	10/7/24	16,508	15,368
[1]	Royal Bank of Canada	5.660%	10/25/24	41,707	41,993
[1]	Royal Bank of Canada	2.250%	11/1/24	50,009	47,597
[1]	Royal Bank of Canada	1.600%	1/21/25	9,190	8,605
	Royal Bank of Canada	3.375%	4/14/25	17,889	17,210
[1]	Royal Bank of Canada	1.150%	6/10/25	43,239	39,471
[1]	Royal Bank of Canada	0.875%	1/20/26	29,118	25,785
[1]	Royal Bank of Canada	4.650%	1/27/26	38,751	37,890
	Royal Bank of Canada	1.200%	4/27/26	39,317	34,810
[1]	Royal Bank of Canada	1.150%	7/14/26	16,117	14,137
[1]	Royal Bank of Canada	1.400%	11/2/26	17,757	15,493
[1]	Royal Bank of Canada	2.050%	1/21/27	9,558	8,564
	Royal Bank of Canada	3.625%	5/4/27	5,483	5,173
[1]	Royal Bank of Canada	4.240%	8/3/27	48,150	46,275
[1]	Royal Bank of Canada	6.000%	11/1/27	12,312	12,677
[1]	Royal Bank of Canada	4.900%	1/12/28	20,430	20,140
	Santander Holdings USA Inc.	3.500%	6/7/24	27,470	26,757
	Santander Holdings USA Inc.	3.450%	6/2/25	12,011	11,431
	Santander Holdings USA Inc.	4.260%	6/9/25	7,707	7,504
	Santander Holdings USA Inc.	4.500%	7/17/25	19,394	18,837
	Santander Holdings USA Inc.	5.807%	9/9/26	13,192	13,202
	Santander Holdings USA Inc.	3.244%	10/5/26	37,562	34,612
	Santander Holdings USA Inc.	4.400%	7/13/27	26,259	24,937
	Santander Holdings USA Inc.	2.490%	1/6/28	11,694	10,195
	Santander UK Group Holdings plc	1.089%	3/15/25	22,285	21,116
[1]	Santander UK Group Holdings plc	1.532%	8/21/26	9,592	8,574
	Santander UK Group Holdings plc	6.833%	11/21/26	15,500	15,767
	Santander UK Group Holdings plc	1.673%	6/14/27	37,209	32,487
	Santander UK Group Holdings plc	2.469%	1/11/28	32,296	28,321
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	4,236	3,851
	Santander UK Group Holdings plc	6.534%	1/10/29	24,048	24,348
	Santander UK plc	4.000%	3/13/24	26,283	25,929
	Santander UK plc	2.875%	6/18/24	15,081	14,556
[1]	Signature Bank	4.000%	10/15/30	6,530	5,952
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	7,390	7,119
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	6,982	6,125
[2]	Standard Chartered plc	2.819%	1/30/26	1,350	1,272
	State Street Corp.	3.300%	12/16/24	28,735	27,831
	State Street Corp.	3.550%	8/18/25	32,711	31,550
[1]	State Street Corp.	2.354%	11/1/25	27,209	25,877
	State Street Corp.	4.857%	1/26/26	14,240	14,119
	State Street Corp.	2.901%	3/30/26	16,472	15,678
	State Street Corp.	2.650%	5/19/26	17,455	16,306

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Street Corp.	5.751%	11/4/26	9,625	9,761
	State Street Corp.	1.684%	11/18/27	740	654
	State Street Corp.	2.203%	2/7/28	13,495	12,130
	State Street Corp.	5.820%	11/4/28	9,180	9,402
	Stifel Financial Corp.	4.250%	7/18/24	8,689	8,535
[1]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	6,812	6,623
[1]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,112	2,981
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	62,418	60,083
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	25,686	24,495
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	21,782	20,547
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	61,355	55,874
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	20,901	18,465
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	22,973	21,945
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	33,121	30,236
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	60,540	52,497
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	35,735	32,885
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	35,499	33,095
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	8,506	7,560
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	12,353	11,419
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	55,175	55,207
	SVB Financial Group	3.500%	1/29/25	2,596	2,506
	SVB Financial Group	1.800%	10/28/26	23,574	20,578
	SVB Financial Group	4.345%	4/29/28	2,570	2,455
[1]	Synchrony Bank	5.400%	8/22/25	14,269	14,058
	Synchrony Bank	5.625%	8/23/27	22,785	22,311
	Synchrony Financial	4.375%	3/19/24	19,009	18,744
	Synchrony Financial	4.250%	8/15/24	16,978	16,561
	Synchrony Financial	4.500%	7/23/25	19,831	19,098
	Synchrony Financial	3.700%	8/4/26	18,008	16,712
	Synchrony Financial	3.950%	12/1/27	12,097	11,027
	Synovus Bank	5.625%	2/15/28	8,100	7,963
	Toronto-Dominion Bank	0.550%	3/4/24	16,283	15,517
[1]	Toronto-Dominion Bank	2.350%	3/8/24	9,783	9,492
[1]	Toronto-Dominion Bank	3.250%	3/11/24	52,142	51,013
[1]	Toronto-Dominion Bank	2.650%	6/12/24	33,819	32,700
[1]	Toronto-Dominion Bank	4.285%	9/13/24	39,673	39,049
	Toronto-Dominion Bank	1.250%	12/13/24	15,617	14,552
[1]	Toronto-Dominion Bank	1.450%	1/10/25	16,020	14,952
	Toronto-Dominion Bank	3.766%	6/6/25	40,690	39,317
[1]	Toronto-Dominion Bank	1.150%	6/12/25	33,277	30,351
[1]	Toronto-Dominion Bank	0.750%	9/11/25	3,129	2,794
[1]	Toronto-Dominion Bank	0.750%	1/6/26	5,588	4,932
[1]	Toronto-Dominion Bank	1.200%	6/3/26	24,090	21,126
[1]	Toronto-Dominion Bank	1.250%	9/10/26	40,247	35,081
[1]	Toronto-Dominion Bank	1.950%	1/12/27	16,780	14,940
[1]	Toronto-Dominion Bank	2.800%	3/10/27	24,022	21,953
	Toronto-Dominion Bank	4.108%	6/8/27	31,574	30,316
[1]	Toronto-Dominion Bank	4.693%	9/15/27	49,080	48,039
	Toronto-Dominion Bank	5.156%	1/10/28	14,175	14,108
[1]	Toronto-Dominion Bank	3.625%	9/15/31	35,000	32,545
	Trinity Acquisition plc	4.400%	3/15/26	7,159	6,904
[1]	Truist Bank	3.200%	4/1/24	41,895	40,942
[1]	Truist Bank	2.150%	12/6/24	46,243	43,864
[1]	Truist Bank	1.500%	3/10/25	24,795	23,026
[1]	Truist Bank	3.625%	9/16/25	25,725	24,692
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Truist Bank	4.050%	11/3/25	4,836	4,700
[1]	Truist Bank	3.300%	5/15/26	4,103	3,847
[1]	Truist Bank	3.800%	10/30/26	17,051	16,115
[1]	Truist Bank	2.636%	9/17/29	1,762	1,660
[1]	Truist Financial Corp.	2.500%	8/1/24	30,028	28,850
[1]	Truist Financial Corp.	2.850%	10/26/24	16,481	15,918
	Truist Financial Corp.	4.000%	5/1/25	28,072	27,359
[1]	Truist Financial Corp.	3.700%	6/5/25	23,143	22,386
[1]	Truist Financial Corp.	1.200%	8/5/25	6,642	6,045
[1]	Truist Financial Corp.	4.260%	7/28/26	10,620	10,354
[1]	Truist Financial Corp.	5.900%	10/28/26	25,357	25,762
[1]	Truist Financial Corp.	1.267%	3/2/27	22,946	20,431
[1]	Truist Financial Corp.	1.125%	8/3/27	7,871	6,702
[1]	Truist Financial Corp.	4.123%	6/6/28	18,725	17,909
[1]	Truist Financial Corp.	4.873%	1/26/29	34,670	34,042
	US Bancorp	3.375%	2/5/24	45,923	45,084
	US Bancorp	2.400%	7/30/24	36,941	35,489
[1]	US Bancorp	3.600%	9/11/24	18,986	18,533
	US Bancorp	1.450%	5/12/25	15,947	14,716
[1]	US Bancorp	3.950%	11/17/25	10,996	10,676
[1]	US Bancorp	3.100%	4/27/26	24,816	23,309
[1]	US Bancorp	2.375%	7/22/26	16,750	15,370
	US Bancorp	5.727%	10/21/26	14,247	14,409
[1]	US Bancorp	3.150%	4/27/27	16,856	15,724
[1]	US Bancorp	2.215%	1/27/28	5,451	4,889
[1]	US Bancorp	4.548%	7/22/28	59,558	57,918
	US Bancorp	4.653%	2/1/29	33,000	32,062
[1]	US Bank NA	2.050%	1/21/25	17,338	16,373
[1]	US Bank NA	2.800%	1/27/25	39,933	38,278
	Valley National Bancorp	3.000%	6/15/31	985	871
	Visa Inc.	3.150%	12/14/25	98,629	94,182
	Visa Inc.	1.900%	4/15/27	33,197	29,798
	Visa Inc.	0.750%	8/15/27	8,323	7,078
	Voya Financial Inc.	3.650%	6/15/26	20,183	19,110
[1]	Voya Financial Inc.	4.700%	1/23/48	7,700	6,560
	Wachovia Corp.	7.574%	8/1/26	1,148	1,220
[1]	Wells Fargo & Co.	3.300%	9/9/24	35,236	34,221
[1]	Wells Fargo & Co.	3.000%	2/19/25	80,629	77,185
[1]	Wells Fargo & Co.	0.805%	5/19/25	12,859	12,139
[1]	Wells Fargo & Co.	3.550%	9/29/25	61,924	59,302
[1]	Wells Fargo & Co.	2.406%	10/30/25	52,685	49,969
[1]	Wells Fargo & Co.	2.164%	2/11/26	51,065	47,809
	Wells Fargo & Co.	3.000%	4/22/26	58,572	54,678
[1]	Wells Fargo & Co.	3.908%	4/25/26	55,255	53,321
[1]	Wells Fargo & Co.	2.188%	4/30/26	66,715	62,060
[1]	Wells Fargo & Co.	4.100%	6/3/26	25,069	24,072
[1]	Wells Fargo & Co.	4.540%	8/15/26	40,672	39,686
	Wells Fargo & Co.	3.000%	10/23/26	100,578	92,924
[1]	Wells Fargo & Co.	3.196%	6/17/27	74,503	69,134
[1]	Wells Fargo & Co.	4.300%	7/22/27	78,396	75,815
[1]	Wells Fargo & Co.	3.526%	3/24/28	95,569	88,536
[1]	Wells Fargo & Co.	3.584%	5/22/28	55,742	51,586
[1]	Wells Fargo & Co.	2.393%	6/2/28	46,363	41,015
[1]	Wells Fargo & Co.	4.808%	7/25/28	67,341	65,579
	Western Alliance Bancorp	3.000%	6/15/31	12,780	11,127
	Western Union Co.	2.850%	1/10/25	19,359	18,386
	Western Union Co.	1.350%	3/15/26	7,703	6,770
	Westpac Banking Corp.	5.350%	10/18/24	17,248	17,285
	Westpac Banking Corp.	1.019%	11/18/24	1,930	1,798
	Westpac Banking Corp.	2.350%	2/19/25	29,778	28,186
	Westpac Banking Corp.	2.850%	5/13/26	33,444	31,161
	Westpac Banking Corp.	1.150%	6/3/26	26,729	23,543
	Westpac Banking Corp.	2.700%	8/19/26	23,106	21,340
	Westpac Banking Corp.	3.350%	3/8/27	18,071	16,992
	Westpac Banking Corp.	5.457%	11/18/27	47,424	48,243
[1]	Westpac Banking Corp.	2.894%	2/4/30	31,574	29,372
[1]	Westpac Banking Corp.	4.322%	11/23/31	51,728	48,755

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Willis North America Inc.	3.600%	5/15/24	22,365	21,784
	Willis North America Inc.	4.650%	6/15/27	21,436	20,710
					20,696,294
Health Care (8.1%)
	Abbott Laboratories	2.950%	3/15/25	6,552	6,293
	Abbott Laboratories	3.875%	9/15/25	2,863	2,785
[5]	Abbott Laboratories	3.750%	11/30/26	48,077	46,503
	AbbVie Inc.	3.850%	6/15/24	28,048	27,522
	AbbVie Inc.	2.600%	11/21/24	84,347	80,473
	AbbVie Inc.	3.800%	3/15/25	65,515	63,554
	AbbVie Inc.	3.600%	5/14/25	79,703	76,695
	AbbVie Inc.	3.200%	5/14/26	41,282	38,812
	AbbVie Inc.	2.950%	11/21/26	88,533	81,685
	Aetna Inc.	3.500%	11/15/24	11,588	11,232
	Agilent Technologies Inc.	3.050%	9/22/26	7,450	6,919
	AmerisourceBergen Corp.	3.400%	5/15/24	25,191	24,572
	AmerisourceBergen Corp.	3.250%	3/1/25	14,559	13,949
	AmerisourceBergen Corp.	3.450%	12/15/27	10,225	9,514
	Amgen Inc.	3.625%	5/22/24	33,762	33,013
	Amgen Inc.	1.900%	2/21/25	6,059	5,666
[3]	Amgen Inc.	5.250%	3/2/25	20,000	19,959
	Amgen Inc.	3.125%	5/1/25	10,045	9,599
[3]	Amgen Inc.	5.507%	3/2/26	15,000	14,971
	Amgen Inc.	2.600%	8/19/26	25,477	23,394
	Amgen Inc.	2.200%	2/21/27	61,989	55,559
[3]	Amgen Inc.	5.150%	3/2/28	60,000	59,761
	Amgen Inc.	1.650%	8/15/28	12,225	10,238
	AstraZeneca Finance LLC	0.700%	5/28/24	36,324	34,375
	AstraZeneca Finance LLC	1.200%	5/28/26	52,882	46,833
[3]	AstraZeneca Finance LLC	4.875%	3/3/28	17,140	17,105
	AstraZeneca plc	3.375%	11/16/25	45,256	43,458
	AstraZeneca plc	0.700%	4/8/26	10,639	9,326
	AstraZeneca plc	3.125%	6/12/27	13,922	13,033
	Baxalta Inc.	4.000%	6/23/25	13,879	13,457
	Baxter International Inc.	1.322%	11/29/24	33,651	31,341
	Baxter International Inc.	2.600%	8/15/26	12,364	11,248
	Baxter International Inc.	1.915%	2/1/27	47,903	41,721
	Becton Dickinson & Co.	3.363%	6/6/24	34,973	34,079
	Becton Dickinson & Co.	3.734%	12/15/24	13,317	12,943
	Becton Dickinson & Co.	3.700%	6/6/27	30,100	28,406
	Becton Dickinson & Co.	4.693%	2/13/28	10,000	9,780
	Biogen Inc.	4.050%	9/15/25	32,531	31,494
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	2,114	1,966
	Boston Scientific Corp.	3.450%	3/1/24	8,061	7,905
	Boston Scientific Corp.	1.900%	6/1/25	24,606	22,878
	Bristol-Myers Squibb Co.	3.625%	5/15/24	1,775	1,742
	Bristol-Myers Squibb Co.	2.900%	7/26/24	63,642	61,690
	Bristol-Myers Squibb Co.	0.750%	11/13/25	7,692	6,893
	Bristol-Myers Squibb Co.	3.200%	6/15/26	42,597	40,327
	Bristol-Myers Squibb Co.	3.250%	2/27/27	15,942	15,075
	Bristol-Myers Squibb Co.	1.125%	11/13/27	5,227	4,439
	Bristol-Myers Squibb Co.	3.450%	11/15/27	18,565	17,526
	Cardinal Health Inc.	3.079%	6/15/24	5,454	5,283
	Cardinal Health Inc.	3.500%	11/15/24	4,224	4,078
	Cardinal Health Inc.	3.750%	9/15/25	8,520	8,189
	Cardinal Health Inc.	3.410%	6/15/27	27,525	25,651
	Centene Corp.	4.250%	12/15/27	48,498	44,904
	Cigna Group	0.613%	3/15/24	2,447	2,330
[1]	Cigna Group	3.500%	6/15/24	16,776	16,371
[1]	Cigna Group	3.250%	4/15/25	16,364	15,697
	Cigna Group	4.125%	11/15/25	46,646	45,362
[1]	Cigna Group	4.500%	2/25/26	19,589	19,153
	Cigna Group	1.250%	3/15/26	3,634	3,227
[1]	Cigna Group	3.400%	3/1/27	41,963	39,289
	CommonSpirit Health	2.760%	10/1/24	4,467	4,287
	CommonSpirit Health	1.547%	10/1/25	13,315	12,064
	CVS Health Corp.	3.375%	8/12/24	21,844	21,228
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	2.625%	8/15/24	16,414	15,812
	CVS Health Corp.	4.100%	3/25/25	12,701	12,448
	CVS Health Corp.	3.875%	7/20/25	50,276	48,715
	CVS Health Corp.	5.000%	2/20/26	30,000	29,837
	CVS Health Corp.	2.875%	6/1/26	41,483	38,583
	CVS Health Corp.	3.000%	8/15/26	13,984	12,986
	CVS Health Corp.	3.625%	4/1/27	34,237	32,252
	CVS Health Corp.	1.300%	8/21/27	40,191	33,858
	Danaher Corp.	3.350%	9/15/25	10,845	10,395
	DH Europe Finance II Sarl	2.200%	11/15/24	13,486	12,835
	Elevance Health Inc.	3.500%	8/15/24	28,883	28,109
	Elevance Health Inc.	3.350%	12/1/24	22,856	22,106
	Elevance Health Inc.	2.375%	1/15/25	35,011	33,139
	Elevance Health Inc.	5.350%	10/15/25	7,355	7,359
	Elevance Health Inc.	4.900%	2/8/26	10,400	10,283
	Elevance Health Inc.	1.500%	3/15/26	22,097	19,766
	Elevance Health Inc.	3.650%	12/1/27	17,210	16,147
	Eli Lilly & Co.	2.750%	6/1/25	8,393	7,977
	Eli Lilly & Co.	5.500%	3/15/27	7,000	7,218
[2]	GE HealthCare Technologies Inc.	5.550%	11/15/24	24,290	24,236
[2]	GE HealthCare Technologies Inc.	5.600%	11/15/25	20,510	20,547
[2]	GE HealthCare Technologies Inc.	5.650%	11/15/27	40,745	41,301
	Gilead Sciences Inc.	3.700%	4/1/24	54,523	53,561
	Gilead Sciences Inc.	3.500%	2/1/25	38,095	36,895
	Gilead Sciences Inc.	3.650%	3/1/26	36,250	34,626
	Gilead Sciences Inc.	2.950%	3/1/27	28,119	26,042
	Gilead Sciences Inc.	1.200%	10/1/27	5,670	4,791
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	23,780	23,073
	GlaxoSmithKline Capital plc	3.000%	6/1/24	23,234	22,638
	HCA Inc.	5.000%	3/15/24	37,903	37,656
	HCA Inc.	5.375%	2/1/25	33,720	33,404
	HCA Inc.	5.250%	4/15/25	47,198	46,712
	HCA Inc.	5.875%	2/15/26	9,455	9,452
	HCA Inc.	5.250%	6/15/26	29,493	29,074
	HCA Inc.	5.375%	9/1/26	19,869	19,576
	HCA Inc.	4.500%	2/15/27	22,365	21,429
[2]	HCA Inc.	3.125%	3/15/27	44,524	40,525
	Humana Inc.	3.850%	10/1/24	15,092	14,732
	Humana Inc.	4.500%	4/1/25	17,172	16,877
	Humana Inc.	1.350%	2/3/27	5,135	4,421
	Humana Inc.	3.950%	3/15/27	15,574	14,878
	Illumina Inc.	5.800%	12/12/25	7,560	7,629
	Illumina Inc.	5.750%	12/13/27	13,047	13,110
	Johnson & Johnson	2.625%	1/15/25	8,594	8,253
	Johnson & Johnson	0.550%	9/1/25	14,473	13,087
	Johnson & Johnson	2.450%	3/1/26	49,752	46,603
	Johnson & Johnson	2.950%	3/3/27	26,102	24,581
	Johnson & Johnson	0.950%	9/1/27	200	171
	Kaiser Foundation Hospitals	3.150%	5/1/27	1,492	1,402
	Laboratory Corp. of America Holdings	3.250%	9/1/24	9,245	8,951
	Laboratory Corp. of America Holdings	2.300%	12/1/24	2,889	2,731
	Laboratory Corp. of America Holdings	3.600%	2/1/25	18,373	17,720
	Laboratory Corp. of America Holdings	1.550%	6/1/26	28,797	25,506
	McKesson Corp.	3.796%	3/15/24	23,834	23,456
	McKesson Corp.	0.900%	12/3/25	16,695	14,934
	McKesson Corp.	5.250%	2/15/26	7,820	7,773
	McKesson Corp.	1.300%	8/15/26	9,326	8,196
	Merck & Co. Inc.	2.900%	3/7/24	13,885	13,561
	Merck & Co. Inc.	2.750%	2/10/25	27,758	26,627
	Merck & Co. Inc.	0.750%	2/24/26	24,090	21,322
	Merck & Co. Inc.	1.700%	6/10/27	49,567	43,771
	Novartis Capital Corp.	3.400%	5/6/24	45,570	44,634
	Novartis Capital Corp.	1.750%	2/14/25	19,373	18,196

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Novartis Capital Corp.	3.000%	11/20/25	36,467	34,715
	Novartis Capital Corp.	2.000%	2/14/27	24,549	22,217
	Novartis Capital Corp.	3.100%	5/17/27	20,875	19,619
[1]	PeaceHealth Obligated Group	1.375%	11/15/25	2,780	2,490
	PerkinElmer Inc.	0.850%	9/15/24	11,595	10,787
	Pfizer Inc.	2.950%	3/15/24	14,783	14,440
	Pfizer Inc.	3.400%	5/15/24	24,329	23,831
	Pfizer Inc.	0.800%	5/28/25	15,834	14,512
	Pfizer Inc.	2.750%	6/3/26	26,979	25,347
	Pfizer Inc.	3.000%	12/15/26	34,824	32,760
[1]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	6,633	6,095
	Quest Diagnostics Inc.	4.250%	4/1/24	4,061	3,995
	Quest Diagnostics Inc.	3.500%	3/30/25	18,929	18,215
	Quest Diagnostics Inc.	3.450%	6/1/26	15,807	14,967
	Royalty Pharma plc	1.200%	9/2/25	29,618	26,507
	Royalty Pharma plc	1.750%	9/2/27	19,467	16,484
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	75,223	70,015
[1]	SSM Health Care Corp.	3.823%	6/1/27	11,727	11,070
	Stryker Corp.	3.375%	5/15/24	21,063	20,563
	Stryker Corp.	1.150%	6/15/25	6,662	6,071
	Stryker Corp.	3.375%	11/1/25	28,778	27,507
	Stryker Corp.	3.500%	3/15/26	2,246	2,147
[1]	Sutter Health	1.321%	8/15/25	2,114	1,908
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	41,070	38,494
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	20,840	20,852
	UnitedHealth Group Inc.	2.375%	8/15/24	18,888	18,141
	UnitedHealth Group Inc.	5.000%	10/15/24	23,135	23,129
	UnitedHealth Group Inc.	3.750%	7/15/25	50,405	48,920
	UnitedHealth Group Inc.	5.150%	10/15/25	16,805	16,840
	UnitedHealth Group Inc.	3.700%	12/15/25	6,014	5,808
	UnitedHealth Group Inc.	1.250%	1/15/26	7,164	6,476
	UnitedHealth Group Inc.	3.100%	3/15/26	24,344	23,077
	UnitedHealth Group Inc.	1.150%	5/15/26	23,056	20,436
	UnitedHealth Group Inc.	3.450%	1/15/27	29,016	27,514
	UnitedHealth Group Inc.	3.375%	4/15/27	11,278	10,636
	UnitedHealth Group Inc.	3.700%	5/15/27	8,618	8,228
	UnitedHealth Group Inc.	5.250%	2/15/28	22,590	22,899
	Universal Health Services Inc.	1.650%	9/1/26	16,254	14,078
[1]	UPMC	3.600%	4/3/25	7,980	7,618
	Utah Acquisition Sub Inc.	3.950%	6/15/26	25,570	23,919
	Viatris Inc.	1.650%	6/22/25	15,531	14,133
	Viatris Inc.	2.300%	6/22/27	13,310	11,507
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	3,294	3,073
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	2,764	2,660
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	30,596	28,776
	Zoetis Inc.	4.500%	11/13/25	20,603	20,208
	Zoetis Inc.	5.400%	11/14/25	20,103	20,222
					3,781,212
Industrials (6.2%)
	3M Co.	2.000%	2/14/25	10,330	9,708
	3M Co.	2.650%	4/15/25	1,195	1,133
[1]	3M Co.	3.000%	8/7/25	4,413	4,193
[1]	3M Co.	2.250%	9/19/26	6,760	6,132
	3M Co.	2.875%	10/15/27	20,739	18,873
	Allegion US Holding Co. Inc.	3.200%	10/1/24	10,746	10,335
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,685	3,384
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	7,195	6,428
	Amphenol Corp.	3.200%	4/1/24	8,042	7,849
	Amphenol Corp.	2.050%	3/1/25	9,792	9,203
[1]	BNSF Funding Trust I	6.613%	12/15/55	7,486	7,281
	Boeing Co.	2.800%	3/1/24	15,023	14,610
	Boeing Co.	2.850%	10/30/24	5,439	5,202
	Boeing Co.	4.875%	5/1/25	74,093	73,046
	Boeing Co.	2.600%	10/30/25	6,026	5,591
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boeing Co.	2.750%	2/1/26	30,431	28,212
	Boeing Co.	2.196%	2/4/26	100,731	91,456
	Boeing Co.	3.100%	5/1/26	16,223	15,092
	Boeing Co.	2.250%	6/15/26	11,881	10,720
	Boeing Co.	2.700%	2/1/27	14,661	13,285
	Boeing Co.	2.800%	3/1/27	9,100	8,270
	Boeing Co.	5.040%	5/1/27	40,203	39,602
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	21,368	21,035
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	24,047	23,432
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	9,877	9,455
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	13,107	12,635
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	5,645	5,929
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	12,153	11,466
	Canadian National Railway Co.	2.950%	11/21/24	6,217	5,978
	Canadian National Railway Co.	2.750%	3/1/26	2,414	2,260
	Canadian Pacific Railway Co.	1.350%	12/2/24	19,564	18,228
	Canadian Pacific Railway Co.	2.900%	2/1/25	20,373	19,430
	Canadian Pacific Railway Co.	1.750%	12/2/26	33,535	29,687
	Carrier Global Corp.	2.242%	2/15/25	16,236	15,252
	Carrier Global Corp.	2.493%	2/15/27	28,081	25,325
[1]	Caterpillar Financial Services Corp.	2.850%	5/17/24	15,728	15,281
[1]	Caterpillar Financial Services Corp.	3.300%	6/9/24	15,287	14,912
[1]	Caterpillar Financial Services Corp.	0.600%	9/13/24	14,464	13,500
[1]	Caterpillar Financial Services Corp.	2.150%	11/8/24	19,247	18,351
[1]	Caterpillar Financial Services Corp.	3.250%	12/1/24	16,359	15,877
[1]	Caterpillar Financial Services Corp.	4.900%	1/17/25	13,340	13,295
[1]	Caterpillar Financial Services Corp.	1.450%	5/15/25	20,743	19,172
[1]	Caterpillar Financial Services Corp.	3.650%	8/12/25	17,346	16,792
[1]	Caterpillar Financial Services Corp.	0.800%	11/13/25	9,829	8,808
	Caterpillar Financial Services Corp.	0.900%	3/2/26	21,164	18,790
	Caterpillar Financial Services Corp.	2.400%	8/9/26	19,290	17,735
[1]	Caterpillar Financial Services Corp.	1.150%	9/14/26	21,921	19,261
[1]	Caterpillar Financial Services Corp.	1.700%	1/8/27	8,352	7,526
[1]	Caterpillar Financial Services Corp.	3.600%	8/12/27	20,957	20,023
	Caterpillar Inc.	3.400%	5/15/24	21,174	20,748
	CNH Industrial Capital LLC	5.450%	10/14/25	2,937	2,941
	CNH Industrial Capital LLC	1.875%	1/15/26	16,558	15,072
	CNH Industrial Capital LLC	1.450%	7/15/26	10,756	9,518
[1]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	5,112	4,962
	CSX Corp.	3.400%	8/1/24	18,235	17,749
	CSX Corp.	3.350%	11/1/25	8,958	8,551
	CSX Corp.	2.600%	11/1/26	16,149	14,802
	CSX Corp.	3.250%	6/1/27	25,188	23,487
	Cummins Inc.	0.750%	9/1/25	14,105	12,731
	Deere & Co.	2.750%	4/15/25	19,727	18,811
[2]	Delta Air Lines Inc.	4.750%	10/20/28	15,000	14,195
[1]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	6,816	6,644
	Dover Corp.	3.150%	11/15/25	7,022	6,655
	Eaton Corp.	3.103%	9/15/27	7,096	6,555
	Emerson Electric Co.	3.150%	6/1/25	7,291	6,983
	Emerson Electric Co.	0.875%	10/15/26	13,836	11,954
	Emerson Electric Co.	1.800%	10/15/27	2,016	1,759
	FedEx Corp.	3.250%	4/1/26	12,490	11,820
	Fortive Corp.	3.150%	6/15/26	20,578	19,211
	General Dynamics Corp.	3.250%	4/1/25	14,343	13,817
	General Dynamics Corp.	3.500%	5/15/25	11,547	11,176
	General Dynamics Corp.	2.125%	8/15/26	23,987	21,957
	General Dynamics Corp.	3.500%	4/1/27	26,377	25,021
	General Dynamics Corp.	2.625%	11/15/27	9,325	8,464
	Hexcel Corp.	4.200%	2/15/27	8,490	8,002
	Honeywell International Inc.	2.300%	8/15/24	19,813	19,021
	Honeywell International Inc.	4.850%	11/1/24	15,310	15,275
	Honeywell International Inc.	1.350%	6/1/25	25,137	23,223
	Honeywell International Inc.	2.500%	11/1/26	37,809	34,926
	Honeywell International Inc.	1.100%	3/1/27	5,765	5,015

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	4.950%	2/15/28	7,655	7,732
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	18,709	17,115
	Illinois Tool Works Inc.	3.500%	3/1/24	21,637	21,338
	Illinois Tool Works Inc.	2.650%	11/15/26	20,797	19,269
	JB Hunt Transport Services Inc.	3.875%	3/1/26	24,045	23,110
[1]	John Deere Capital Corp.	2.600%	3/7/24	17,153	16,716
[1]	John Deere Capital Corp.	0.450%	6/7/24	15,775	14,858
[1]	John Deere Capital Corp.	3.350%	6/12/24	7,475	7,305
[1]	John Deere Capital Corp.	2.650%	6/24/24	22,487	21,775
[1]	John Deere Capital Corp.	0.625%	9/10/24	8,062	7,536
[1]	John Deere Capital Corp.	2.050%	1/9/25	14,104	13,361
[1]	John Deere Capital Corp.	1.250%	1/10/25	6,560	6,117
[1]	John Deere Capital Corp.	3.450%	3/13/25	12,903	12,499
[1]	John Deere Capital Corp.	3.400%	6/6/25	7,330	7,073
[1]	John Deere Capital Corp.	4.050%	9/8/25	17,569	17,237
[1]	John Deere Capital Corp.	3.400%	9/11/25	4,077	3,916
[1]	John Deere Capital Corp.	0.700%	1/15/26	17,951	15,920
[1]	John Deere Capital Corp.	2.650%	6/10/26	15,846	14,747
[1]	John Deere Capital Corp.	1.050%	6/17/26	11,670	10,315
[1]	John Deere Capital Corp.	2.250%	9/14/26	13,085	11,971
[1]	John Deere Capital Corp.	1.300%	10/13/26	2,186	1,922
[1]	John Deere Capital Corp.	1.700%	1/11/27	4,851	4,325
[1]	John Deere Capital Corp.	2.350%	3/8/27	16,357	14,867
[1]	John Deere Capital Corp.	1.750%	3/9/27	11,391	10,162
[1]	John Deere Capital Corp.	4.150%	9/15/27	44,895	43,657
[1]	John Deere Capital Corp.	4.750%	1/20/28	22,525	22,416
[3]	John Deere Capital Corp.	4.900%	3/3/28	20,000	19,976
[1]	Johnson Controls International plc	3.625%	7/2/24	4,027	3,929
[1]	Johnson Controls International plc	3.900%	2/14/26	16,013	15,424
	Keysight Technologies Inc.	4.550%	10/30/24	3,466	3,411
	Keysight Technologies Inc.	4.600%	4/6/27	18,760	18,380
	L3Harris Technologies Inc.	3.950%	5/28/24	8,010	7,847
	L3Harris Technologies Inc.	3.832%	4/27/25	12,755	12,326
	L3Harris Technologies Inc.	3.850%	12/15/26	5,692	5,430
	Lennox International Inc.	1.350%	8/1/25	2,004	1,819
	Lockheed Martin Corp.	4.950%	10/15/25	10,306	10,329
	Lockheed Martin Corp.	3.550%	1/15/26	24,461	23,635
	Lockheed Martin Corp.	5.100%	11/15/27	38,799	39,315
[2]	Mileage Plus Holdings LLC	6.500%	6/20/27	16,683	16,667
	Norfolk Southern Corp.	3.650%	8/1/25	4,880	4,688
	Norfolk Southern Corp.	2.900%	6/15/26	16,344	15,181
	Norfolk Southern Corp.	7.800%	5/15/27	3,487	3,808
	Norfolk Southern Corp.	3.150%	6/1/27	6,845	6,321
	Northrop Grumman Corp.	2.930%	1/15/25	35,848	34,322
	Northrop Grumman Corp.	3.200%	2/1/27	18,971	17,831
	Northrop Grumman Corp.	3.250%	1/15/28	41,823	38,632
	Otis Worldwide Corp.	2.056%	4/5/25	36,343	33,919
	Otis Worldwide Corp.	2.293%	4/5/27	14,009	12,588
[1]	PACCAR Financial Corp.	3.150%	6/13/24	12,644	12,322
[1]	PACCAR Financial Corp.	2.150%	8/15/24	9,467	9,052
[1]	PACCAR Financial Corp.	0.900%	11/8/24	8,280	7,733
[1]	PACCAR Financial Corp.	1.800%	2/6/25	13,441	12,619
	PACCAR Financial Corp.	4.600%	1/10/28	9,090	9,010
	Parker-Hannifin Corp.	2.700%	6/14/24	7,165	6,914
	Parker-Hannifin Corp.	3.650%	6/15/24	44,506	43,536
[1]	Parker-Hannifin Corp.	3.300%	11/21/24	9,754	9,428
	Parker-Hannifin Corp.	3.250%	3/1/27	6,115	5,686
	Parker-Hannifin Corp.	4.250%	9/15/27	35,821	34,286
	Precision Castparts Corp.	3.250%	6/15/25	27,612	26,560
	Raytheon Technologies Corp.	3.200%	3/15/24	34,089	33,391
	Raytheon Technologies Corp.	3.950%	8/16/25	30,255	29,392
	Raytheon Technologies Corp.	5.000%	2/27/26	2,685	2,681
	Raytheon Technologies Corp.	3.500%	3/15/27	46,761	44,254
	Raytheon Technologies Corp.	3.125%	5/4/27	15,667	14,521
[2]	Regal Rexnord Corp.	6.050%	2/15/26	12,760	12,650
[2]	Regal Rexnord Corp.	6.050%	4/15/28	7,915	7,736
	Republic Services Inc.	2.500%	8/15/24	20,093	19,293
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic Services Inc.	3.200%	3/15/25	2,333	2,234
	Republic Services Inc.	0.875%	11/15/25	8,114	7,194
	Republic Services Inc.	2.900%	7/1/26	4,761	4,427
	Republic Services Inc.	3.375%	11/15/27	13,849	12,827
	Rockwell Automation Inc.	2.875%	3/1/25	6,527	6,238
[1]	Ryder System Inc.	3.650%	3/18/24	24,685	24,160
[1]	Ryder System Inc.	2.500%	9/1/24	4,117	3,929
[1]	Ryder System Inc.	4.625%	6/1/25	4,200	4,103
[1]	Ryder System Inc.	3.350%	9/1/25	12,261	11,616
[1]	Ryder System Inc.	1.750%	9/1/26	1,681	1,485
[1]	Ryder System Inc.	2.900%	12/1/26	10,642	9,680
[1]	Ryder System Inc.	2.850%	3/1/27	6,199	5,628
[1]	Ryder System Inc.	5.650%	3/1/28	10,000	10,005
	Southwest Airlines Co.	5.250%	5/4/25	42,897	42,710
	Southwest Airlines Co.	3.000%	11/15/26	3,075	2,831
	Southwest Airlines Co.	5.125%	6/15/27	30,213	29,783
	Southwest Airlines Co.	3.450%	11/16/27	5,448	5,009
	Teledyne Technologies Inc.	0.950%	4/1/24	16,658	15,835
	Teledyne Technologies Inc.	1.600%	4/1/26	17,048	15,223
	Textron Inc.	4.300%	3/1/24	6,989	6,904
	Textron Inc.	3.875%	3/1/25	2,777	2,691
	Textron Inc.	4.000%	3/15/26	13,917	13,453
	Textron Inc.	3.650%	3/15/27	5,273	4,973
	Timken Co.	3.875%	9/1/24	6,804	6,630
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	14,764	14,764
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	4,356	4,228
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	8,708	8,256
	Trimble Inc.	4.750%	12/1/24	8,417	8,272
	Tyco Electronics Group SA	3.450%	8/1/24	10,836	10,558
	Tyco Electronics Group SA	4.500%	2/13/26	6,500	6,416
	Tyco Electronics Group SA	3.700%	2/15/26	6,915	6,674
	Tyco Electronics Group SA	3.125%	8/15/27	16,225	14,933
	Union Pacific Corp.	3.150%	3/1/24	19,180	18,780
	Union Pacific Corp.	3.750%	3/15/24	12,944	12,734
	Union Pacific Corp.	3.250%	1/15/25	2,547	2,459
	Union Pacific Corp.	3.750%	7/15/25	2,625	2,547
	Union Pacific Corp.	3.250%	8/15/25	10,051	9,624
	Union Pacific Corp.	2.750%	3/1/26	20,123	18,868
[1]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	6,179	6,056
[1]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	7,754	7,413
[1]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	9,396	8,781
[1]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	7,938	7,431
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	33,954	33,671
[1]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	14,675	14,178
	United Parcel Service Inc.	2.200%	9/1/24	9,606	9,192
	United Parcel Service Inc.	2.800%	11/15/24	16,860	16,235
	United Parcel Service Inc.	3.900%	4/1/25	12,568	12,283
	United Parcel Service Inc.	2.400%	11/15/26	3,902	3,595
	United Parcel Service Inc.	3.050%	11/15/27	19,428	18,035
	Vontier Corp.	1.800%	4/1/26	7,959	6,957
	Waste Management Inc.	0.750%	11/15/25	12,032	10,718
	Waste Management Inc.	3.150%	11/15/27	11,480	10,618
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	10,028	9,877
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	15,262	14,368
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	17,408	16,097

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WW Grainger Inc.	1.850%	2/15/25	6,779	6,354
	Xylem Inc.	3.250%	11/1/26	11,140	10,399
					2,895,125
Materials (2.1%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	8,308	8,099
	Air Products and Chemicals Inc.	1.500%	10/15/25	4,841	4,417
	Air Products and Chemicals Inc.	1.850%	5/15/27	9,816	8,736
	Albemarle Corp.	4.650%	6/1/27	11,795	11,506
	Amcor Finance USA Inc.	3.625%	4/28/26	2,789	2,635
	Amcor Flexibles North America Inc.	4.000%	5/17/25	15,407	14,883
	ArcelorMittal SA	4.550%	3/11/26	14,101	13,728
	ArcelorMittal SA	6.550%	11/29/27	22,050	22,608
	Berry Global Inc.	1.570%	1/15/26	31,627	28,210
	Berry Global Inc.	1.650%	1/15/27	8,835	7,590
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	10,000	9,942
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	7,630	7,904
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	21,625	21,363
	Carlisle Cos. Inc.	3.500%	12/1/24	10,675	10,291
	Carlisle Cos. Inc.	3.750%	12/1/27	12,500	11,707
	Celanese US Holdings LLC	3.500%	5/8/24	16,114	15,678
	Celanese US Holdings LLC	5.900%	7/5/24	39,739	39,690
	Celanese US Holdings LLC	6.050%	3/15/25	33,885	33,760
	Celanese US Holdings LLC	1.400%	8/5/26	4,083	3,478
	Celanese US Holdings LLC	6.165%	7/15/27	40,113	39,789
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	10,470	10,272
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	9,550	8,781
	Dow Chemical Co.	4.550%	11/30/25	427	419
	DuPont de Nemours Inc.	4.493%	11/15/25	44,504	43,768
	Eastman Chemical Co.	3.800%	3/15/25	15,175	14,720
	Ecolab Inc.	2.700%	11/1/26	19,061	17,574
	Ecolab Inc.	1.650%	2/1/27	7,595	6,715
	Ecolab Inc.	3.250%	12/1/27	11,277	10,503
	Ecolab Inc.	5.250%	1/15/28	7,070	7,140
	EIDP Inc.	1.700%	7/15/25	2,317	2,136
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	8,623	8,428
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	16,713	16,682
	FMC Corp.	3.200%	10/1/26	14,856	13,866
	Freeport-McMoRan Inc.	4.550%	11/14/24	3,787	3,719
	Freeport-McMoRan Inc.	5.000%	9/1/27	12,722	12,447
	Freeport-McMoRan Inc.	4.125%	3/1/28	450	417
[2]	Georgia-Pacific LLC	0.625%	5/15/24	2,675	2,527
[2]	Georgia-Pacific LLC	2.100%	4/30/27	3,760	3,375
	Kinross Gold Corp.	5.950%	3/15/24	9,153	9,156
	Kinross Gold Corp.	4.500%	7/15/27	2,891	2,756
	Linde Inc.	4.800%	12/5/24	10,500	10,501
	Linde Inc.	2.650%	2/5/25	9,507	9,072
	Linde Inc.	4.700%	12/5/25	12,525	12,506
	Linde Inc.	3.200%	1/30/26	15,637	15,058
	LYB International Finance II BV	3.500%	3/2/27	4,940	4,617
	LYB International Finance III LLC	1.250%	10/1/25	19,592	17,555
	LyondellBasell Industries NV	5.750%	4/15/24	8,539	8,535
	Martin Marietta Materials Inc.	4.250%	7/2/24	8,887	8,754
	Martin Marietta Materials Inc.	3.450%	6/1/27	10,068	9,371
	Martin Marietta Materials Inc.	3.500%	12/15/27	2,799	2,624
	Mosaic Co.	4.050%	11/15/27	6,770	6,411
	Nucor Corp.	3.950%	5/23/25	4,025	3,915
	Nucor Corp.	2.000%	6/1/25	20,716	19,266
	Nucor Corp.	4.300%	5/23/27	5,715	5,542
	Nutrien Ltd.	5.900%	11/7/24	6,243	6,277
	Nutrien Ltd.	3.000%	4/1/25	9,811	9,327
	Nutrien Ltd.	5.950%	11/7/25	5,802	5,887
	Nutrien Ltd.	4.000%	12/15/26	14,738	14,161
	Packaging Corp. of America	3.650%	9/15/24	7,313	7,138
	Packaging Corp. of America	3.400%	12/15/27	10,973	10,150
	PPG Industries Inc.	2.400%	8/15/24	7,227	6,930
	PPG Industries Inc.	1.200%	3/15/26	18,763	16,607
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	5,850	5,283
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RPM International Inc.	3.750%	3/15/27	15,358	14,367
	Sherwin-Williams Co.	3.125%	6/1/24	33,036	32,098
	Sherwin-Williams Co.	4.050%	8/8/24	10,573	10,369
	Sherwin-Williams Co.	3.450%	8/1/25	9,124	8,740
	Sherwin-Williams Co.	4.250%	8/8/25	3,350	3,265
	Sherwin-Williams Co.	3.450%	6/1/27	34,905	32,724
	Sonoco Products Co.	2.250%	2/1/27	8,928	8,004
	Southern Copper Corp.	3.875%	4/23/25	9,094	8,800
	Steel Dynamics Inc.	2.800%	12/15/24	14,786	14,083
	Steel Dynamics Inc.	2.400%	6/15/25	19,462	18,162
	Vale Overseas Ltd.	6.250%	8/10/26	22,014	22,453
	Vulcan Materials Co.	4.500%	4/1/25	7,256	7,151
	Vulcan Materials Co.	3.900%	4/1/27	10,822	10,321
	Westlake Corp.	3.600%	8/15/26	19,565	18,399
	WRKCo Inc.	3.000%	9/15/24	2,668	2,566
	WRKCo Inc.	3.750%	3/15/25	25,655	24,865
	WRKCo Inc.	4.650%	3/15/26	20,008	19,603
					982,872
Real Estate (3.6%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	24,281	23,272
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	6,621	6,431
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	7,146	6,843
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	8,263	7,892
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	3,230	3,045
	American Homes 4 Rent LP	4.250%	2/15/28	5,000	4,669
	American Tower Corp.	3.375%	5/15/24	17,275	16,813
	American Tower Corp.	2.950%	1/15/25	14,909	14,204
	American Tower Corp.	2.400%	3/15/25	18,055	16,946
	American Tower Corp.	4.000%	6/1/25	17,984	17,401
	American Tower Corp.	1.300%	9/15/25	5,808	5,221
	American Tower Corp.	4.400%	2/15/26	11,349	11,018
	American Tower Corp.	1.600%	4/15/26	12,634	11,247
	American Tower Corp.	1.450%	9/15/26	10,728	9,331
	American Tower Corp.	3.375%	10/15/26	23,966	22,273
	American Tower Corp.	2.750%	1/15/27	3,703	3,342
	American Tower Corp.	3.125%	1/15/27	6,401	5,867
	American Tower Corp.	3.650%	3/15/27	5,492	5,116
	American Tower Corp.	3.550%	7/15/27	21,804	20,144
	American Tower Corp.	1.500%	1/31/28	10,976	9,069
[1]	AvalonBay Communities Inc.	3.500%	11/15/24	10,880	10,525
[1]	AvalonBay Communities Inc.	3.450%	6/1/25	12,219	11,737
[1]	AvalonBay Communities Inc.	3.500%	11/15/25	3,715	3,548
[1]	AvalonBay Communities Inc.	2.950%	5/11/26	12,165	11,359
[1]	AvalonBay Communities Inc.	2.900%	10/15/26	1,847	1,698
[1]	AvalonBay Communities Inc.	3.350%	5/15/27	4,250	3,955
[1]	AvalonBay Communities Inc.	3.200%	1/15/28	9,126	8,387
	Boston Properties LP	3.200%	1/15/25	12,415	11,854
	Boston Properties LP	3.650%	2/1/26	27,966	26,506
	Boston Properties LP	2.750%	10/1/26	21,593	19,485
	Boston Properties LP	6.750%	12/1/27	17,930	18,614
	Brandywine Operating Partnership LP	4.100%	10/1/24	8,484	8,158
	Brandywine Operating Partnership LP	3.950%	11/15/27	200	169
	Brixmor Operating Partnership LP	3.650%	6/15/24	16,132	15,625
	Brixmor Operating Partnership LP	3.850%	2/1/25	15,680	15,060
	Brixmor Operating Partnership LP	4.125%	6/15/26	11,661	11,001
	Brixmor Operating Partnership LP	3.900%	3/15/27	5,524	5,125
	CBRE Services Inc.	4.875%	3/1/26	13,939	13,636
	Corporate Office Properties LP	2.250%	3/15/26	14,318	12,796
	Crown Castle Inc.	3.200%	9/1/24	30,796	29,756
	Crown Castle Inc.	1.350%	7/15/25	4,154	3,773
	Crown Castle Inc.	4.450%	2/15/26	23,745	23,074
	Crown Castle Inc.	3.700%	6/15/26	24,425	23,111
	Crown Castle Inc.	1.050%	7/15/26	19,052	16,483
	Crown Castle Inc.	4.000%	3/1/27	12,410	11,825
	Crown Castle Inc.	2.900%	3/15/27	7,808	7,095

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Crown Castle Inc.	5.000%	1/11/28	40,000	39,412
	Crown Castle Inc.	3.800%	2/15/28	3,000	2,790
	CubeSmart LP	4.000%	11/15/25	7,921	7,605
	CubeSmart LP	3.125%	9/1/26	2,983	2,750
	Digital Realty Trust LP	3.700%	8/15/27	11,644	10,790
	Digital Realty Trust LP	5.550%	1/15/28	23,089	23,007
	EPR Properties	4.500%	4/1/25	5,355	5,163
	EPR Properties	4.500%	6/1/27	20,460	18,213
	Equinix Inc.	2.625%	11/18/24	23,414	22,291
	Equinix Inc.	1.250%	7/15/25	5,178	4,683
	Equinix Inc.	1.000%	9/15/25	14,563	13,010
	Equinix Inc.	1.450%	5/15/26	17,376	15,327
	Equinix Inc.	2.900%	11/18/26	2,498	2,282
	Equinix Inc.	1.800%	7/15/27	16,880	14,481
	ERP Operating LP	3.375%	6/1/25	15,429	14,787
	ERP Operating LP	2.850%	11/1/26	8,339	7,675
	Essex Portfolio LP	3.875%	5/1/24	8,870	8,671
	Essex Portfolio LP	3.500%	4/1/25	18,464	17,748
	Essex Portfolio LP	3.375%	4/15/26	2,761	2,581
	Essex Portfolio LP	3.625%	5/1/27	8,927	8,340
	Federal Realty Investment Trust	1.250%	2/15/26	8,450	7,507
	Federal Realty Investment Trust	3.250%	7/15/27	4,760	4,365
	GLP Capital LP	3.350%	9/1/24	10,368	9,949
	GLP Capital LP	5.250%	6/1/25	19,485	19,108
	GLP Capital LP	5.375%	4/15/26	17,202	16,784
	Healthcare Realty Holdings LP	3.500%	8/1/26	20,229	18,810
	Healthcare Realty Holdings LP	3.750%	7/1/27	9,230	8,575
	Healthpeak Properties Interim Inc.	3.400%	2/1/25	9,565	9,213
	Healthpeak Properties Interim Inc.	4.000%	6/1/25	4,727	4,586
	Healthpeak Properties Interim Inc.	3.250%	7/15/26	14,607	13,688
	Healthpeak Properties Interim Inc.	1.350%	2/1/27	5,051	4,399
	Highwoods Realty LP	3.875%	3/1/27	10,173	9,381
	Host Hotels & Resorts LP	3.875%	4/1/24	7,215	7,052
[1]	Host Hotels & Resorts LP	4.000%	6/15/25	11,995	11,669
[1]	Host Hotels & Resorts LP	4.500%	2/1/26	7,692	7,439
	Hudson Pacific Properties LP	3.950%	11/1/27	6,176	5,340
	Hudson Pacific Properties LP	5.950%	2/15/28	7,330	6,976
	Kilroy Realty LP	3.450%	12/15/24	7,280	6,973
	Kilroy Realty LP	4.375%	10/1/25	11,428	10,983
	Kimco Realty OP LLC	2.700%	3/1/24	10,082	9,781
	Kimco Realty OP LLC	3.300%	2/1/25	15,693	15,051
	Kimco Realty OP LLC	2.800%	10/1/26	1,633	1,492
	Kimco Realty OP LLC	3.800%	4/1/27	11,430	10,716
	Kite Realty Group LP	4.000%	10/1/26	11,076	10,255
	Kite Realty Group Trust	4.000%	3/15/25	3,525	3,368
	Life Storage LP	3.500%	7/1/26	13,338	12,582
	Mid-America Apartments LP	3.750%	6/15/24	10,617	10,381
	Mid-America Apartments LP	4.000%	11/15/25	11,020	10,634
	Mid-America Apartments LP	1.100%	9/15/26	10,004	8,669
	Mid-America Apartments LP	3.600%	6/1/27	13,406	12,672
	National Retail Properties Inc.	3.900%	6/15/24	7,074	6,915
	National Retail Properties Inc.	4.000%	11/15/25	12,157	11,701
	National Retail Properties Inc.	3.600%	12/15/26	5,135	4,783
	National Retail Properties Inc.	3.500%	10/15/27	2,500	2,283
	Omega Healthcare Investors Inc.	4.950%	4/1/24	4,395	4,326
	Omega Healthcare Investors Inc.	4.500%	1/15/25	10,108	9,850
	Omega Healthcare Investors Inc.	5.250%	1/15/26	14,329	14,045
	Omega Healthcare Investors Inc.	4.500%	4/1/27	15,407	14,557
	Omega Healthcare Investors Inc.	4.750%	1/15/28	6,485	6,090
	Physicians Realty LP	4.300%	3/15/27	6,114	5,819
	Physicians Realty LP	3.950%	1/15/28	4,345	4,009
	Piedmont Operating Partnership LP	4.450%	3/15/24	7,189	7,091
	Prologis LP	3.250%	6/30/26	9,298	8,804
	Prologis LP	3.250%	10/1/26	13,871	13,117
	Prologis LP	2.125%	4/15/27	9,918	8,931
	Prologis LP	3.375%	12/15/27	10,000	9,340
	Public Storage	0.875%	2/15/26	2,475	2,191
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Storage	1.500%	11/9/26	18,336	16,242
	Public Storage	3.094%	9/15/27	5,181	4,794
	Realty Income Corp.	3.875%	7/15/24	5,906	5,778
	Realty Income Corp.	3.875%	4/15/25	17,574	17,034
	Realty Income Corp.	4.625%	11/1/25	11,488	11,287
	Realty Income Corp.	5.050%	1/13/26	200	198
	Realty Income Corp.	0.750%	3/15/26	1,932	1,684
	Realty Income Corp.	4.875%	6/1/26	15,067	14,924
	Realty Income Corp.	4.125%	10/15/26	12,148	11,709
	Realty Income Corp.	3.000%	1/15/27	15,246	14,084
	Realty Income Corp.	3.950%	8/15/27	5,896	5,615
	Realty Income Corp.	3.400%	1/15/28	17,322	16,053
	Regency Centers LP	3.600%	2/1/27	9,785	9,197
	Sabra Health Care LP	5.125%	8/15/26	6,372	6,023
	Simon Property Group LP	2.000%	9/13/24	25,125	23,922
	Simon Property Group LP	3.375%	10/1/24	8,408	8,151
	Simon Property Group LP	3.500%	9/1/25	32,624	31,299
	Simon Property Group LP	3.300%	1/15/26	15,617	14,816
	Simon Property Group LP	3.250%	11/30/26	19,867	18,546
	Simon Property Group LP	1.375%	1/15/27	1,467	1,281
	Simon Property Group LP	3.375%	12/1/27	22,017	20,356
	Simon Property Group LP	1.750%	2/1/28	10,066	8,602
	SITE Centers Corp.	3.625%	2/1/25	7,398	7,041
	SITE Centers Corp.	4.250%	2/1/26	2,842	2,679
	SITE Centers Corp.	4.700%	6/1/27	9,966	9,344
	Spirit Realty LP	4.450%	9/15/26	5,347	5,106
	Spirit Realty LP	3.200%	1/15/27	2,374	2,138
	Tanger Properties LP	3.125%	9/1/26	7,914	7,178
	Tanger Properties LP	3.875%	7/15/27	6,308	5,794
[1]	UDR Inc.	2.950%	9/1/26	5,753	5,296
	Ventas Realty LP	3.500%	4/15/24	11,336	11,029
	Ventas Realty LP	3.750%	5/1/24	14,992	14,646
	Ventas Realty LP	2.650%	1/15/25	6,071	5,737
	Ventas Realty LP	3.500%	2/1/25	4,683	4,496
	Ventas Realty LP	4.125%	1/15/26	12,623	12,146
	Ventas Realty LP	3.250%	10/15/26	9,254	8,530
	Ventas Realty LP	3.850%	4/1/27	9,951	9,414
	VICI Properties LP	4.375%	5/15/25	12,070	11,631
	Vornado Realty LP	3.500%	1/15/25	10,567	10,027
	Vornado Realty LP	2.150%	6/1/26	9,020	7,769
	Welltower OP LLC	3.625%	3/15/24	28,573	27,997
	Welltower OP LLC	4.000%	6/1/25	24,780	23,953
	Welltower OP LLC	4.250%	4/1/26	8,435	8,140
	Welltower OP LLC	2.700%	2/15/27	12,918	11,654
	WP Carey Inc.	4.600%	4/1/24	7,464	7,371
	WP Carey Inc.	4.000%	2/1/25	12,694	12,390
	WP Carey Inc.	4.250%	10/1/26	3,326	3,206
					1,704,662
Technology (8.0%)
	Adobe Inc.	1.900%	2/1/25	6,385	6,029
	Adobe Inc.	3.250%	2/1/25	23,325	22,585
	Adobe Inc.	2.150%	2/1/27	26,486	24,075
	Analog Devices Inc.	2.950%	4/1/25	14,482	13,858
	Analog Devices Inc.	3.500%	12/5/26	7,523	7,138
[2]	Analog Devices Inc.	3.450%	6/15/27	11,083	10,471
	Apple Inc.	3.450%	5/6/24	66,256	65,049
	Apple Inc.	2.850%	5/11/24	47,064	45,880
	Apple Inc.	1.800%	9/11/24	7,137	6,800
	Apple Inc.	2.750%	1/13/25	32,735	31,471
	Apple Inc.	2.500%	2/9/25	31,539	30,154
	Apple Inc.	1.125%	5/11/25	60,914	56,265
	Apple Inc.	3.200%	5/13/25	39,321	37,979
	Apple Inc.	0.550%	8/20/25	16,414	14,799
	Apple Inc.	0.700%	2/8/26	47,678	42,308
	Apple Inc.	3.250%	2/23/26	82,472	78,955
	Apple Inc.	2.450%	8/4/26	26,302	24,344
	Apple Inc.	2.050%	9/11/26	46,005	41,879

Short-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Apple Inc.	3.350%	2/9/27	27,193	25,914
Apple Inc.	3.200%	5/11/27	52,435	49,543
Apple Inc.	3.000%	6/20/27	28,197	26,497
Apple Inc.	2.900%	9/12/27	29,324	27,263
Apple Inc.	3.000%	11/13/27	12,380	11,530
Apple Inc.	1.200%	2/8/28	7,825	6,633
Applied Materials Inc.	3.900%	10/1/25	16,795	16,340
Applied Materials Inc.	3.300%	4/1/27	29,393	27,783
Arrow Electronics Inc.	3.250%	9/8/24	15,944	15,394
Arrow Electronics Inc.	4.000%	4/1/25	5,759	5,570
Autodesk Inc.	4.375%	6/15/25	10,884	10,714
Autodesk Inc.	3.500%	6/15/27	10,846	10,178
Automatic Data Processing Inc.	3.375%	9/15/25	29,921	28,828
Avnet Inc.	4.625%	4/15/26	2,220	2,133
Broadcom Corp.	3.875%	1/15/27	61,751	58,272
Broadcom Corp.	3.500%	1/15/28	12,505	11,421
Broadcom Inc.	2.250%	11/15/23	4,851	4,735
Broadcom Inc.	3.625%	10/15/24	15,213	14,757
Broadcom Inc.	3.150%	11/15/25	4,197	3,951
Broadcom Inc.	3.459%	9/15/26	27,923	26,089
Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,206	2,069
Cadence Design Systems Inc.	4.375%	10/15/24	2,038	2,005
CDW LLC	4.125%	5/1/25	11,969	11,476
CDW LLC	2.670%	12/1/26	2,355	2,095
CGI Inc.	1.450%	9/14/26	13,943	12,255
Cintas Corp. No. 2	3.700%	4/1/27	26,559	25,355
Cisco Systems Inc.	3.625%	3/4/24	14,961	14,737
Cisco Systems Inc.	3.500%	6/15/25	7,781	7,542
Cisco Systems Inc.	2.950%	2/28/26	21,885	20,730
Cisco Systems Inc.	2.500%	9/20/26	36,427	33,695
Dell International LLC	4.000%	7/15/24	24,376	23,887
Dell International LLC	5.850%	7/15/25	15,128	15,232
Dell International LLC	6.020%	6/15/26	91,439	92,493
Dell International LLC	4.900%	10/1/26	35,458	34,669
Dell International LLC	6.100%	7/15/27	10,881	11,180
Dell International LLC	5.250%	2/1/28	20,400	20,064
DXC Technology Co.	1.800%	9/15/26	24,950	21,688
Equifax Inc.	2.600%	12/1/24	24,405	23,204
Equifax Inc.	2.600%	12/15/25	16,042	14,840
Fidelity National Information Services Inc.	0.600%	3/1/24	6,419	6,117
Fidelity National Information Services Inc.	4.500%	7/15/25	18,120	17,714
Fidelity National Information Services Inc.	1.150%	3/1/26	40,662	35,660
Fidelity National Information Services Inc.	4.700%	7/15/27	6,903	6,718
Fiserv Inc.	2.750%	7/1/24	58,429	56,252
Fiserv Inc.	3.850%	6/1/25	2,228	2,146
Fiserv Inc.	3.200%	7/1/26	44,960	41,980
Fiserv Inc.	2.250%	6/1/27	22,996	20,403
Flex Ltd.	4.750%	6/15/25	13,551	13,236
Flex Ltd.	3.750%	2/1/26	19,447	18,477
Fortinet Inc.	1.000%	3/15/26	11,065	9,692
Genpact Luxembourg Sarl	3.375%	12/1/24	11,237	10,733
GXO Logistics Inc.	1.650%	7/15/26	11,551	9,907
Harman International Industries Inc.	4.150%	5/15/25	6,994	6,770
Hewlett Packard Enterprise Co.	1.450%	4/1/24	16,328	15,625
Hewlett Packard Enterprise Co.	4.900%	10/15/25	42,546	42,190
Hewlett Packard Enterprise Co.	1.750%	4/1/26	24,554	22,048
HP Inc.	2.200%	6/17/25	30,546	28,518
HP Inc.	1.450%	6/17/26	13,847	12,154
HP Inc.	3.000%	6/17/27	28,757	26,152
HP Inc.	4.750%	1/15/28	18,850	18,148
Hubbell Inc.	3.350%	3/1/26	10,695	10,130
Hubbell Inc.	3.150%	8/15/27	2,904	2,677
Intel Corp.	2.875%	5/11/24	36,280	35,297
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	3.400%	3/25/25	32,498	31,439
	Intel Corp.	3.700%	7/29/25	50,578	48,927
	Intel Corp.	2.600%	5/19/26	24,343	22,603
	Intel Corp.	3.750%	3/25/27	25,012	23,892
	Intel Corp.	3.150%	5/11/27	24,825	23,075
	Intel Corp.	3.750%	8/5/27	12,876	12,235
	Intel Corp.	4.875%	2/10/28	46,500	45,824
	International Business Machines Corp.	3.000%	5/15/24	71,354	69,372
	International Business Machines Corp.	7.000%	10/30/25	12,868	13,470
	International Business Machines Corp.	3.450%	2/19/26	21,789	20,767
	International Business Machines Corp.	3.300%	5/15/26	84,149	79,518
	International Business Machines Corp.	3.300%	1/27/27	11,064	10,376
	International Business Machines Corp.	1.700%	5/15/27	36,872	32,324
	International Business Machines Corp.	4.150%	7/27/27	12,485	12,068
	International Business Machines Corp.	6.220%	8/1/27	6,227	6,533
	International Business Machines Corp.	4.500%	2/6/28	20,900	20,346
	Intuit Inc.	0.950%	7/15/25	16,784	15,230
	Jabil Inc.	1.700%	4/15/26	14,901	13,269
	Jabil Inc.	4.250%	5/15/27	7,575	7,199
	Juniper Networks Inc.	1.200%	12/10/25	13,927	12,387
	KLA Corp.	4.650%	11/1/24	16,485	16,325
	Kyndryl Holdings Inc.	2.050%	10/15/26	14,595	12,551
	Lam Research Corp.	3.800%	3/15/25	9,524	9,270
	Lam Research Corp.	3.750%	3/15/26	3,113	2,999
	Legrand France SA	8.500%	2/15/25	9,075	9,660
	Leidos Inc.	3.625%	5/15/25	11,312	10,866
	Marvell Technology Inc.	1.650%	4/15/26	2,113	1,882
	Microchip Technology Inc.	4.250%	9/1/25	25,720	24,910
	Micron Technology Inc.	4.975%	2/6/26	15,835	15,618
	Micron Technology Inc.	4.185%	2/15/27	8,419	7,969
	Microsoft Corp.	2.700%	2/12/25	34,125	32,846
	Microsoft Corp.	3.125%	11/3/25	56,879	54,507
	Microsoft Corp.	2.400%	8/8/26	81,795	75,817
	Microsoft Corp.	3.300%	2/6/27	92,887	88,728
	Moody's Corp.	3.750%	3/24/25	7,913	7,657
	Motorola Solutions Inc.	4.000%	9/1/24	1,770	1,735
	NetApp Inc.	3.300%	9/29/24	10,424	10,071
	NetApp Inc.	1.875%	6/22/25	4,404	4,057
	NetApp Inc.	2.375%	6/22/27	12,688	11,406
	NVIDIA Corp.	0.584%	6/14/24	8,734	8,238
	NVIDIA Corp.	3.200%	9/16/26	27,758	26,348
	NXP BV	4.875%	3/1/24	20,244	20,071
	NXP BV	2.700%	5/1/25	19,535	18,347
	NXP BV	5.350%	3/1/26	3,124	3,093
	NXP BV	3.875%	6/18/26	18,321	17,394
	NXP BV	3.150%	5/1/27	17,379	15,860
	NXP BV	4.400%	6/1/27	7,056	6,757
	Oracle Corp.	3.400%	7/8/24	49,839	48,491
	Oracle Corp.	2.950%	11/15/24	46,309	44,417
	Oracle Corp.	2.500%	4/1/25	72,093	67,991
	Oracle Corp.	2.950%	5/15/25	48,536	46,031
	Oracle Corp.	1.650%	3/25/26	59,667	53,308
	Oracle Corp.	2.650%	7/15/26	89,507	81,793
	Oracle Corp.	2.800%	4/1/27	58,033	52,657
	Oracle Corp.	3.250%	11/15/27	24,440	22,361
	Oracle Corp.	2.300%	3/25/28	1,795	1,557
[2]	Qorvo Inc.	1.750%	12/15/24	10,728	9,945
	QUALCOMM Inc.	2.900%	5/20/24	2,046	1,992
	QUALCOMM Inc.	3.450%	5/20/25	33,474	32,325

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	QUALCOMM Inc.	3.250%	5/20/27	49,677	46,699
	Quanta Services Inc.	0.950%	10/1/24	1,552	1,440
	Roper Technologies Inc.	2.350%	9/15/24	8,535	8,147
	Roper Technologies Inc.	1.000%	9/15/25	21,832	19,659
	Roper Technologies Inc.	3.850%	12/15/25	4,400	4,238
	Roper Technologies Inc.	3.800%	12/15/26	18,694	17,787
	S&P Global Inc.	2.950%	1/22/27	12,665	11,842
[2]	S&P Global Inc.	2.450%	3/1/27	15,110	13,710
	Skyworks Solutions Inc.	1.800%	6/1/26	19,102	16,816
	TD SYNNEX Corp.	1.250%	8/9/24	9,345	8,725
	TD SYNNEX Corp.	1.750%	8/9/26	16,593	14,283
	Texas Instruments Inc.	2.625%	5/15/24	9,698	9,414
	Texas Instruments Inc.	1.375%	3/12/25	25,443	23,688
	Texas Instruments Inc.	1.125%	9/15/26	6,813	5,994
	Texas Instruments Inc.	4.600%	2/15/28	5,670	5,639
	TSMC Arizona Corp.	1.750%	10/25/26	42,173	37,257
	TSMC Arizona Corp.	3.875%	4/22/27	1,830	1,757
	Verisk Analytics Inc.	4.000%	6/15/25	26,217	25,362
	VMware Inc.	1.000%	8/15/24	12,510	11,692
	VMware Inc.	4.500%	5/15/25	2,717	2,661
	VMware Inc.	1.400%	8/15/26	45,631	39,378
	VMware Inc.	4.650%	5/15/27	8,126	7,846
	VMware Inc.	3.900%	8/21/27	28,741	26,860
	Western Digital Corp.	4.750%	2/15/26	55,115	51,956
	Workday Inc.	3.500%	4/1/27	36,192	33,821
	Xilinx Inc.	2.950%	6/1/24	13,028	12,653
					3,759,572
Utilities (5.0%)
	AEP Transmission Co. LLC	3.100%	12/1/26	7,871	7,367
	AES Corp.	1.375%	1/15/26	2,179	1,926
	Alabama Power Co.	3.750%	9/1/27	10,995	10,489
	Ameren Corp.	2.500%	9/15/24	13,396	12,775
	Ameren Corp.	3.650%	2/15/26	10,135	9,640
	Ameren Corp.	1.950%	3/15/27	10,323	9,096
	Ameren Illinois Co.	3.250%	3/1/25	1,322	1,270
	American Electric Power Co. Inc.	2.031%	3/15/24	2,021	1,945
[1]	American Electric Power Co. Inc.	1.000%	11/1/25	1,367	1,220
	American Electric Power Co. Inc.	5.750%	11/1/27	23,767	24,312
	American Electric Power Co. Inc.	3.875%	2/15/62	16,119	13,496
	American Water Capital Corp.	3.850%	3/1/24	4,481	4,407
	American Water Capital Corp.	3.400%	3/1/25	5,222	5,031
	American Water Capital Corp.	2.950%	9/1/27	12,285	11,265
	Appalachian Power Co.	3.400%	6/1/25	9,155	8,753
[1]	Appalachian Power Co.	3.300%	6/1/27	7,816	7,334
	Arizona Public Service Co.	3.150%	5/15/25	2,069	1,964
	Atmos Energy Corp.	3.000%	6/15/27	15,052	13,990
	Avangrid Inc.	3.150%	12/1/24	13,937	13,384
	Avangrid Inc.	3.200%	4/15/25	15,820	15,020
	Baltimore Gas & Electric Co.	2.400%	8/15/26	11,069	10,110
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	9,244	8,948
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	17,516	17,139
	Black Hills Corp.	1.037%	8/23/24	13,020	12,179
	Black Hills Corp.	3.950%	1/15/26	2,202	2,113
	Black Hills Corp.	3.150%	1/15/27	8,399	7,748
[1]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	10,354	9,443
[1]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	7,002	6,577
	CenterPoint Energy Inc.	2.500%	9/1/24	17,667	16,885
	CenterPoint Energy Inc.	1.450%	6/1/26	4,280	3,804
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	5,510	5,505
	Cleco Corporate Holdings LLC	3.743%	5/1/26	14,623	13,698
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	3,831	3,827
	CMS Energy Corp.	3.000%	5/15/26	13,398	12,480
	Commonwealth Edison Co.	2.550%	6/15/26	9,169	8,473
[1]	Connecticut Light & Power Co.	0.750%	12/1/25	6,848	6,083
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Connecticut Light & Power Co.	3.200%	3/15/27	24,561	23,081
[1]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,265	2,996
	Constellation Energy Generation LLC	3.250%	6/1/25	20,025	19,035
	Constellation Energy Generation LLC	5.600%	3/1/28	1,200	1,204
	Consumers Energy Co.	4.650%	3/1/28	13,000	12,810
	Dominion Energy Inc.	3.071%	8/15/24	8,570	8,262
[1]	Dominion Energy Inc.	3.300%	3/15/25	10,372	9,929
	Dominion Energy Inc.	3.900%	10/1/25	16,513	15,967
[1]	Dominion Energy Inc.	1.450%	4/15/26	19,636	17,435
[1]	Dominion Energy Inc.	2.850%	8/15/26	9,011	8,279
[1]	Dominion Energy Inc.	3.600%	3/15/27	2,940	2,768
[1]	Dominion Energy Inc.	5.750%	10/1/54	9,520	9,182
	DTE Electric Co.	3.650%	3/15/24	3,456	3,393
	DTE Electric Co.	3.375%	3/1/25	8,196	7,905
[1]	DTE Electric Co.	1.900%	4/1/28	3,870	3,333
[1]	DTE Energy Co.	2.529%	10/1/24	23,534	22,466
	DTE Energy Co.	4.220%	11/1/24	22,740	22,258
[1]	DTE Energy Co.	1.050%	6/1/25	27,959	25,320
	DTE Energy Co.	2.850%	10/1/26	10,264	9,422
	Duke Energy Carolinas LLC	2.950%	12/1/26	13,224	12,309
	Duke Energy Corp.	3.750%	4/15/24	23,825	23,382
	Duke Energy Corp.	0.900%	9/15/25	10,449	9,345
	Duke Energy Corp.	5.000%	12/8/25	8,050	8,006
	Duke Energy Corp.	2.650%	9/1/26	36,374	33,230
	Duke Energy Corp.	5.000%	12/8/27	22,832	22,649
	Duke Energy Corp.	3.250%	1/15/82	11,050	8,799
	Duke Energy Florida LLC	3.200%	1/15/27	25,009	23,484
	Duke Energy Progress LLC	3.250%	8/15/25	2,386	2,282
[1]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	2,626	2,507
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	7,764	7,525
	Edison International	3.550%	11/15/24	15,282	14,771
	Edison International	4.950%	4/15/25	2,936	2,893
	Edison International	5.750%	6/15/27	22,833	22,941
	Emera US Finance LP	3.550%	6/15/26	23,266	21,844
	Enel Americas SA	4.000%	10/25/26	10,673	10,351
	Enel Generacion Chile SA	4.250%	4/15/24	2,750	2,692
	Entergy Arkansas LLC	3.700%	6/1/24	4,671	4,579
	Entergy Arkansas LLC	3.500%	4/1/26	15,441	14,767
	Entergy Corp.	0.900%	9/15/25	19,114	17,038
	Entergy Corp.	2.950%	9/1/26	18,032	16,587
	Entergy Louisiana LLC	0.950%	10/1/24	15,175	14,158
	Entergy Louisiana LLC	5.590%	10/1/24	5,273	5,298
	Entergy Louisiana LLC	5.400%	11/1/24	7,663	7,693
	Entergy Louisiana LLC	2.400%	10/1/26	5,518	4,973
	Evergy Inc.	2.450%	9/15/24	10,226	9,741
	Evergy Kansas Central Inc.	2.550%	7/1/26	14,545	13,317
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,889	4,579
	Evergy Metro Inc.	3.650%	8/15/25	1,917	1,831
[1]	Eversource Energy	3.800%	12/1/23	6,000	5,922
[1]	Eversource Energy	2.900%	10/1/24	9,812	9,432
[1]	Eversource Energy	0.800%	8/15/25	10,080	9,013
[1]	Eversource Energy	1.400%	8/15/26	2,162	1,898
	Eversource Energy	2.900%	3/1/27	19,367	17,731
	Eversource Energy	4.600%	7/1/27	13,709	13,371
[1]	Eversource Energy	3.300%	1/15/28	8,570	7,889
[1]	Exelon Corp.	3.950%	6/15/25	19,036	18,423
	Exelon Corp.	3.400%	4/15/26	10,125	9,548
	Exelon Corp.	2.750%	3/15/27	15,716	14,302
	Exelon Corp.	5.150%	3/15/28	12,500	12,393
	Florida Power & Light Co.	2.750%	6/1/23	5,118	5,087
	Florida Power & Light Co.	3.250%	6/1/24	13,441	13,105
	Florida Power & Light Co.	2.850%	4/1/25	26,629	25,455
	Florida Power & Light Co.	3.125%	12/1/25	13,683	13,045
	Fortis Inc.	3.055%	10/4/26	25,222	23,422

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Georgia Power Co.	2.200%	9/15/24	8,406	8,013
	Georgia Power Co.	3.250%	4/1/26	10,440	9,844
	Georgia Power Co.	3.250%	3/30/27	10,763	9,953
[1]	Gulf Power Co.	3.300%	5/30/27	9,193	8,595
	Iberdrola International BV	5.810%	3/15/25	7,056	7,102
	Interstate Power & Light Co.	3.250%	12/1/24	11,467	11,046
	IPALCO Enterprises Inc.	3.700%	9/1/24	11,588	11,211
	ITC Holdings Corp.	3.650%	6/15/24	2,548	2,483
	ITC Holdings Corp.	3.250%	6/30/26	11,694	10,923
	ITC Holdings Corp.	3.350%	11/15/27	10,010	9,233
[1]	Louisville Gas & Electric Co.	3.300%	10/1/25	3,466	3,295
	MidAmerican Energy Co.	3.500%	10/15/24	19,129	18,620
	MidAmerican Energy Co.	3.100%	5/1/27	12,499	11,663
	National Fuel Gas Co.	5.200%	7/15/25	1,692	1,669
	National Fuel Gas Co.	5.500%	1/15/26	18,393	18,321
[1]	National Rural Utilities Cooperative Finance Corp.	1.000%	10/18/24	3,679	3,427
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	9,444	9,038
[1]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	8,031	7,692
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	10,537	10,574
[1]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	6,868	6,513
[1]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	9,303	8,135
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	12,671	11,817
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	6,190	6,097
[1]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	4,060	3,839
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	26,440	25,782
	NextEra Energy Capital Holdings Inc.	4.200%	6/20/24	10,074	9,905
	NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	35,529	34,868
[3]	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	7,180	7,228
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	10,928	10,696
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	13,043	11,499
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	37,428	34,993
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	28,383	27,611
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	21,842	21,376
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	9,965	8,515
	NiSource Inc.	0.950%	8/15/25	36,543	32,950
	NiSource Inc.	3.490%	5/15/27	21,956	20,520
	NSTAR Electric Co.	3.200%	5/15/27	15,205	14,163
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	9,515	9,215
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	7,739	7,369
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	8,300	7,405
	ONE Gas Inc.	1.100%	3/11/24	5,989	5,726
	Pacific Gas & Electric Co.	4.950%	6/8/25	2,529	2,480
	Pacific Gas & Electric Co.	3.500%	6/15/25	16,426	15,569
	Pacific Gas & Electric Co.	3.450%	7/1/25	27,821	26,340
	Pacific Gas & Electric Co.	3.150%	1/1/26	67,317	62,486
	Pacific Gas & Electric Co.	2.100%	8/1/27	17,093	14,543
	Pacific Gas & Electric Co.	3.300%	12/1/27	22,925	20,452
	PacifiCorp	3.600%	4/1/24	4,909	4,818
	PECO Energy Co.	3.150%	10/15/25	2,753	2,623
	Pinnacle West Capital Corp.	1.300%	6/15/25	12,599	11,427
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Potomac Electric Power Co.	3.600%	3/15/24	4,106	4,027
	PPL Capital Funding Inc.	3.100%	5/15/26	19,543	18,286
[1]	Public Service Electric & Gas Co.	3.000%	5/15/25	1,061	1,011
[1]	Public Service Electric & Gas Co.	0.950%	3/15/26	8,315	7,364
[1]	Public Service Electric & Gas Co.	2.250%	9/15/26	9,565	8,689
[1]	Public Service Electric & Gas Co.	3.000%	5/15/27	5,791	5,373
	Public Service Enterprise Group Inc.	2.875%	6/15/24	26,472	25,556
	Public Service Enterprise Group Inc.	0.800%	8/15/25	4,417	3,958
	Public Service Enterprise Group Inc.	5.850%	11/15/27	15,205	15,551
	Puget Energy Inc.	3.650%	5/15/25	4,003	3,794
	San Diego Gas & Electric Co.	2.500%	5/15/26	10,862	9,975
	Sempra Energy	3.300%	4/1/25	19,061	18,228
	Sempra Energy	3.250%	6/15/27	23,681	21,779
	Sempra Energy	4.125%	4/1/52	19,760	16,742
	Sierra Pacific Power Co.	2.600%	5/1/26	8,335	7,709
	Southern California Edison Co.	1.100%	4/1/24	15,873	15,129
[1]	Southern California Edison Co.	0.975%	8/1/24	4,715	4,422
[1]	Southern California Edison Co.	3.700%	8/1/25	25,354	24,359
[1]	Southern California Edison Co.	1.200%	2/1/26	18,863	16,712
[1]	Southern California Edison Co.	4.700%	6/1/27	4,080	4,014
	Southern California Edison Co.	5.850%	11/1/27	16,462	16,854
[3]	Southern California Edison Co.	5.300%	3/1/28	5,205	5,199
	Southern California Gas Co.	3.150%	9/15/24	1,716	1,658
	Southern California Gas Co.	3.200%	6/15/25	4,658	4,446
[1]	Southern California Gas Co.	2.600%	6/15/26	6,095	5,636
	Southern California Gas Co.	2.950%	4/15/27	14,882	13,771
	Southern Co.	4.475%	8/1/24	9,638	9,490
	Southern Co.	5.150%	10/6/25	3,628	3,616
	Southern Co.	3.250%	7/1/26	44,091	41,153
[1]	Southern Co.	4.000%	1/15/51	23,836	22,295
[1]	Southern Co.	3.750%	9/15/51	26,052	22,395
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	9,625	9,095
	Southern Power Co.	4.150%	12/1/25	20,834	20,298
	Southern Power Co.	0.900%	1/15/26	3,191	2,826
	Southwest Gas Corp.	5.800%	12/1/27	8,525	8,709
[1]	Southwestern Electric Power Co.	1.650%	3/15/26	10,392	9,289
[1]	Southwestern Electric Power Co.	2.750%	10/1/26	8,397	7,664
	Southwestern Public Service Co.	3.300%	6/15/24	4,440	4,327
	Tampa Electric Co.	3.875%	7/12/24	2,969	2,901
	Tucson Electric Power Co.	3.050%	3/15/25	7,033	6,714
	Union Electric Co.	3.500%	4/15/24	7,663	7,493
	Union Electric Co.	2.950%	6/15/27	9,081	8,399
[1]	Virginia Electric & Power Co.	3.100%	5/15/25	3,053	2,910
[1]	Virginia Electric & Power Co.	3.150%	1/15/26	28,612	27,089
[1]	Virginia Electric & Power Co.	2.950%	11/15/26	2,214	2,043
[1]	Virginia Electric & Power Co.	3.500%	3/15/27	13,808	12,992
[1]	Virginia Electric & Power Co.	3.750%	5/15/27	1,918	1,821
	WEC Energy Group Inc.	0.800%	3/15/24	7,952	7,577
	WEC Energy Group Inc.	3.550%	6/15/25	3,083	2,931
	WEC Energy Group Inc.	5.000%	9/27/25	1,254	1,243
	WEC Energy Group Inc.	4.750%	1/9/26	3,670	3,620
	WEC Energy Group Inc.	5.150%	10/1/27	6,466	6,424
	WEC Energy Group Inc.	4.750%	1/15/28	20,000	19,602
	Wisconsin Electric Power Co.	2.050%	12/15/24	10,312	9,749
	Wisconsin Power & Light Co.	3.050%	10/15/27	5,614	5,180
	Wisconsin Public Service Corp.	5.350%	11/10/25	3,960	3,972
	Xcel Energy Inc.	3.300%	6/1/25	15,220	14,541
	Xcel Energy Inc.	3.350%	12/1/26	10,492	9,822
	Xcel Energy Inc.	1.750%	3/15/27	11,059	9,708
					2,356,140
Total Corporate Bonds (Cost $49,125,885)					46,150,427

Short-Term Corporate Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[6]	Vanguard Market Liquidity Fund (Cost $150,319)	4.640%	1,503,430	150,328
Total Investments (99.2%) (Cost $49,502,229)				46,526,807
Other Assets and Liabilities—Net (0.8%)				365,680
Net Assets (100%)				46,892,487
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, the aggregate value was $583,426,000, representing 1.2% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2023.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Securities with a value of $1,200,000 have been segregated as initial margin for open futures contracts.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2023	2,325	248,902	(39)

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S39-V1	12/20/27	USD	250,000	1.000	2,117	—
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $49,351,910)	46,376,479
Affiliated Issuers (Cost $150,319)	150,328
Total Investments in Securities	46,526,807
Investment in Vanguard	1,721
Cash	6,047
Receivables for Investment Securities Sold	993,522
Receivables for Accrued Income	436,560
Receivables for Capital Shares Issued	5,114
Total Assets	47,969,771
Liabilities
Payables for Investment Securities Purchased	1,069,466
Payables for Capital Shares Redeemed	5,272
Payables for Distributions	1,802
Payables to Vanguard	729
Variation Margin Payable—Futures Contracts	15
Total Liabilities	1,077,284
Net Assets	46,892,487
At February 28, 2023, net assets consisted of:

Paid-in Capital	50,690,291
Total Distributable Earnings (Loss)	(3,797,804)
Net Assets	46,892,487

ETF Shares—Net Assets
Applicable to 534,984,054 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,261,988
Net Asset Value Per Share—ETF Shares	$75.26

Admiral Shares—Net Assets
Applicable to 210,225,614 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,299,532
Net Asset Value Per Share—Admiral Shares	$20.45

Institutional Shares—Net Assets
Applicable to 93,104,100 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,330,967
Net Asset Value Per Share—Institutional Shares	$25.04

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Interest[1]	605,590
Total Income	605,590
Expenses
The Vanguard Group—Note B
Investment Advisory Services	602
Management and Administrative—ETF Shares	5,857
Management and Administrative—Admiral Shares	1,334
Management and Administrative—Institutional Shares	490
Marketing and Distribution—ETF Shares	1,139
Marketing and Distribution—Admiral Shares	118
Marketing and Distribution—Institutional Shares	45
Custodian Fees	78
Shareholders’ Reports—ETF Shares	566
Shareholders’ Reports—Admiral Shares	22
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	11
Other Expenses	20
Total Expenses	10,282
Expenses Paid Indirectly	(76)
Net Expenses	10,206
Net Investment Income	595,384
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(710,009)
Futures Contracts	(3,906)
Swap Contracts	—
Realized Net Gain (Loss)	(713,915)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	79,027
Futures Contracts	(87)
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	78,940
Net Increase (Decrease) in Net Assets Resulting from Operations	(39,591)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,976,000, $25,000, less than $1,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($404,732,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	595,384	812,838
Realized Net Gain (Loss)	(713,915)	(170,013)
Change in Unrealized Appreciation (Depreciation)	78,940	(3,795,036)
Net Increase (Decrease) in Net Assets Resulting from Operations	(39,591)	(3,152,211)
Distributions
ETF Shares	(502,954)	(762,716)
Admiral Shares	(54,650)	(93,551)
Institutional Shares	(28,859)	(41,778)
Total Distributions	(586,463)	(898,045)
Capital Share Transactions
ETF Shares	(2,917,308)	5,597,297
Admiral Shares	(289,666)	(365,977)
Institutional Shares	116,789	166,453
Net Increase (Decrease) from Capital Share Transactions	(3,090,185)	5,397,773
Total Increase (Decrease)	(3,716,239)	1,347,517
Net Assets
Beginning of Period	50,608,726	49,261,209
End of Period	46,892,487	50,608,726

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$76.14	$82.67	$82.95	$81.18	$78.32	$80.25
Investment Operations
Net Investment Income[1]	.942	1.319	1.433	2.127	2.311	1.950
Net Realized and Unrealized Gain (Loss) on Investments	(.902)	(6.388)	(.250)	1.815	2.826	(1.953)
Total from Investment Operations	.040	(5.069)	1.183	3.942	5.137	(.003)
Distributions
Dividends from Net Investment Income	(.920)	(1.279)	(1.463)	(2.172)	(2.277)	(1.927)
Distributions from Realized Capital Gains	—	(.182)	—	—	—	—
Total Distributions	(.920)	(1.461)	(1.463)	(2.172)	(2.277)	(1.927)
Net Asset Value, End of Period	$75.26	$76.14	$82.67	$82.95	$81.18	$78.32
Total Return	0.07%	-6.19%	1.44%	4.95%	6.68%	0.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,262	$43,723	$41,569	$31,797	$24,537	$21,511
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.05%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.53%	1.67%	1.73%	2.62%	2.92%	2.48%
Portfolio Turnover Rate[3]	28%	50%	42%	56%	51%	56%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$20.70	$22.49	$22.55	$22.06	$21.28	$21.81
Investment Operations
Net Investment Income[1]	.253	.351	.385	.578	.625	.532
Net Realized and Unrealized Gain (Loss) on Investments	(.248)	(1.741)	(.063)	.485	.777	(.531)
Total from Investment Operations	.005	(1.390)	.322	1.063	1.402	.001
Distributions
Dividends from Net Investment Income	(.255)	(.350)	(.382)	(.573)	(.622)	(.531)
Distributions from Realized Capital Gains	—	(.050)	—	—	—	—
Total Distributions	(.255)	(.400)	(.382)	(.573)	(.622)	(.531)
Net Asset Value, End of Period	$20.45	$20.70	$22.49	$22.55	$22.06	$21.28
Total Return[2]	0.03%	-6.24%	1.44%	4.90%	6.70%	0.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,300	$4,647	$5,435	$4,703	$4,312	$3,533
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%[3]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.49%	1.63%	1.71%	2.61%	2.90%	2.48%
Portfolio Turnover Rate[4]	28%	50%	42%	56%	51%	56%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$25.34	$27.53	$27.61	$27.00	$26.06	$26.70
Investment Operations
Net Investment Income[1]	.313	.436	.473	.713	.768	.656
Net Realized and Unrealized Gain (Loss) on Investments	(.298)	(2.131)	(.080)	.604	.939	(.641)
Total from Investment Operations	.015	(1.695)	.393	1.317	1.707	.015
Distributions
Dividends from Net Investment Income	(.315)	(.434)	(.473)	(.707)	(.767)	(.655)
Distributions from Realized Capital Gains	—	(.061)	—	—	—	—
Total Distributions	(.315)	(.495)	(.473)	(.707)	(.767)	(.655)
Net Asset Value, End of Period	$25.04	$25.34	$27.53	$27.61	$27.00	$26.06
Total Return	0.07%	-6.21%	1.44%	4.96%	6.66%	0.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,331	$2,239	$2,258	$1,661	$1,633	$1,706
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%[2]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.52%	1.65%	1.72%	2.63%	2.92%	2.50%
Portfolio Turnover Rate[3]	28%	50%	42%	56%	51%	56%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Short-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.  ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer

Short-Term Corporate Bond Index Fund
with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended February 28, 2023, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings,

Short-Term Corporate Bond Index Fund
if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $1,721,000, representing less than 0.01% of the fund’s net assets and 0.69% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $76,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Short-Term Corporate Bond Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	226,052	—	226,052
Corporate Bonds	—	46,150,427	—	46,150,427
Temporary Cash Investments	150,328	—	—	150,328
Total	150,328	46,376,479	—	46,526,807

Derivative Financial Instruments
Assets
Swap Contracts	—[1]	—	—	—
Liabilities
Futures Contracts[1]	39	—	—	39
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At February 28, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	—
Total Assets	—	—	—

Unrealized Depreciation—Futures Contracts[1]	39	—	39
Total Liabilities	39	—	39
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(3,906)	—	(3,906)
Swap Contracts	—	—	—
Realized Net Gain (Loss) on Derivatives	(3,906)	—	(3,906)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(87)	—	(87)
Swap Contracts	—	—	—
Change in Unrealized Appreciation (Depreciation) on Derivatives	(87)	—	(87)
F.  As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	49,503,017
Gross Unrealized Appreciation	37,329
Gross Unrealized Depreciation	(3,013,578)
Net Unrealized Appreciation (Depreciation)	(2,976,249)

Short-Term Corporate Bond Index Fund
G.  During the six months ended February 28, 2023, the fund purchased $12,734,231,000 of investment securities and sold $15,831,806,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,119,925,000 and $6,919,548,000, respectively. Purchases and sales include $6,640,767,000 and $9,540,365,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	6,777,513	90,156	16,731,847	212,128
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(9,694,821)	(129,400)	(11,134,550)	(140,700)
Net Increase (Decrease)—ETF Shares	(2,917,308)	(39,244)	5,597,297	71,428
Admiral Shares
Issued	826,635	40,403	1,793,345	83,336
Issued in Lieu of Cash Distributions	44,663	2,186	75,187	3,492
Redeemed	(1,160,964)	(56,855)	(2,234,509)	(104,008)
Net Increase (Decrease)—Admiral Shares	(289,666)	(14,266)	(365,977)	(17,180)
Institutional Shares
Issued	578,082	23,177	623,048	23,568
Issued in Lieu of Cash Distributions	28,173	1,126	39,344	1,494
Redeemed	(489,466)	(19,554)	(495,939)	(18,721)
Net Increase (Decrease)—Institutional Shares	116,789	4,749	166,453	6,341
I.  Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.

Intermediate-Term Corporate Bond Index Fund
Fund Allocation
As of February 28, 2023
Corporate Bonds – Communications	8.1%
Corporate Bonds – Consumer Discretionary	6.1
Corporate Bonds – Consumer Staples	7.3
Corporate Bonds – Energy	6.1
Corporate Bonds – Financials	30.7
Corporate Bonds – Health Care	9.3
Corporate Bonds – Industrials	6.3
Corporate Bonds – Materials	3.0
Corporate Bonds – Real Estate	6.5
Corporate Bonds – Technology	8.8
Corporate Bonds – Utilities	7.8
U.S. Government and Agency Obligations	0.0
The table reflects the fund's investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Intermediate-Term Corporate Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
	United States Treasury Note/Bond (Cost $19,091)	3.500%	2/15/33	19,800	19,146
Corporate Bonds (98.7%)
Communications (8.0%)
	Alphabet Inc.	1.100%	8/15/30	43,916	34,625
	America Movil SAB de CV	3.625%	4/22/29	11,740	10,680
	America Movil SAB de CV	2.875%	5/7/30	34,608	29,721
	America Movil SAB de CV	4.700%	7/21/32	22,311	21,311
[1]	AT&T Inc.	4.100%	2/15/28	22,603	21,543
	AT&T Inc.	4.350%	3/1/29	77,965	73,913
[1]	AT&T Inc.	4.300%	2/15/30	81,166	76,167
	AT&T Inc.	2.750%	6/1/31	80,030	66,134
	AT&T Inc.	2.250%	2/1/32	57,887	45,197
	Baidu Inc.	4.375%	3/29/28	6,025	5,740
	Baidu Inc.	4.875%	11/14/28	16,733	16,257
	Baidu Inc.	3.425%	4/7/30	9,721	8,601
	Baidu Inc.	2.375%	10/9/30	7,321	5,955
	Baidu Inc.	2.375%	8/23/31	16,943	13,499
	Booking Holdings Inc.	3.550%	3/15/28	10,921	10,221
	Booking Holdings Inc.	4.625%	4/13/30	42,237	40,989
	British Telecommunications plc	5.125%	12/4/28	4,368	4,287
	British Telecommunications plc	9.625%	12/15/30	60,152	72,699
	Charter Communications Operating LLC	4.200%	3/15/28	35,556	32,660
	Charter Communications Operating LLC	2.250%	1/15/29	35,240	28,243
	Charter Communications Operating LLC	5.050%	3/30/29	32,553	30,382
	Charter Communications Operating LLC	2.800%	4/1/31	45,247	35,332
	Charter Communications Operating LLC	2.300%	2/1/32	25,741	18,926
	Comcast Corp.	3.550%	5/1/28	22,784	21,243
	Comcast Corp.	4.150%	10/15/28	91,404	87,389
	Comcast Corp.	2.650%	2/1/30	35,091	30,190
	Comcast Corp.	3.400%	4/1/30	46,440	41,914
	Comcast Corp.	4.250%	10/15/30	47,570	45,205
	Comcast Corp.	1.950%	1/15/31	39,745	31,847
	Comcast Corp.	1.500%	2/15/31	42,913	33,152
	Comcast Corp.	5.500%	11/15/32	41,226	42,375
	Comcast Corp.	4.250%	1/15/33	19,378	18,111
	Deutsche Telekom International Finance BV	8.750%	6/15/30	105,749	125,402
	Deutsche Telekom International Finance BV	9.250%	6/1/32	5,217	6,607
	Discovery Communications LLC	3.950%	3/20/28	42,320	38,658
	Discovery Communications LLC	4.125%	5/15/29	29,392	26,329
	Discovery Communications LLC	3.625%	5/15/30	28,099	24,031
	Electronic Arts Inc.	1.850%	2/15/31	9,078	7,105
	Expedia Group Inc.	3.800%	2/15/28	508	466
	Expedia Group Inc.	3.250%	2/15/30	37,120	31,313
	Expedia Group Inc.	2.950%	3/15/31	18,193	14,625
	Fox Corp.	4.709%	1/25/29	51,969	49,605
	Fox Corp.	3.500%	4/8/30	17,756	15,624
	Grupo Televisa SAB	8.500%	3/11/32	3,555	4,168
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	7,559	7,257
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	17,977	17,126
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	12,047	9,665
	Koninklijke KPN NV	8.375%	10/1/30	15,584	18,186
	Meta Platforms Inc.	3.850%	8/15/32	74,185	66,593
	Omnicom Group Inc.	2.450%	4/30/30	15,160	12,607
	Omnicom Group Inc.	4.200%	6/1/30	19,735	18,433
	Omnicom Group Inc.	2.600%	8/1/31	12,459	10,228
	Orange SA	9.000%	3/1/31	62,624	76,599
	Paramount Global	3.375%	2/15/28	11,626	10,455
	Paramount Global	3.700%	6/1/28	10,571	9,477
	Paramount Global	4.200%	6/1/29	15,852	14,244
	Paramount Global	7.875%	7/30/30	19,896	21,466
	Paramount Global	4.950%	1/15/31	27,867	24,933
	Paramount Global	4.200%	5/19/32	34,161	28,128
[2]	Rogers Communications Inc.	3.800%	3/15/32	53,046	46,341
	Sprint Capital Corp.	8.750%	3/15/32	500	595
	Take-Two Interactive Software Inc.	4.000%	4/14/32	15,544	13,843
	TCI Communications Inc.	7.125%	2/15/28	1,971	2,145
	Telefonica Europe BV	8.250%	9/15/30	31,679	35,917
	TELUS Corp.	3.400%	5/13/32	22,080	18,750
	Tencent Music Entertainment Group	2.000%	9/3/30	12,282	9,376
	T-Mobile USA Inc.	4.750%	2/1/28	31,415	30,435
	T-Mobile USA Inc.	2.050%	2/15/28	43,876	37,675
	T-Mobile USA Inc.	4.950%	3/15/28	8,830	8,670
	T-Mobile USA Inc.	2.625%	2/15/29	17,800	15,167
	T-Mobile USA Inc.	2.400%	3/15/29	14,132	11,953
	T-Mobile USA Inc.	3.375%	4/15/29	50,225	44,435
	T-Mobile USA Inc.	3.875%	4/15/30	185,317	168,085
	T-Mobile USA Inc.	2.550%	2/15/31	59,647	48,639
	T-Mobile USA Inc.	2.875%	2/15/31	34,992	29,058
	T-Mobile USA Inc.	3.500%	4/15/31	82,304	71,296
	T-Mobile USA Inc.	2.250%	11/15/31	3,634	2,851
	T-Mobile USA Inc.	2.700%	3/15/32	38,141	30,878
	T-Mobile USA Inc.	5.200%	1/15/33	16,955	16,536
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	6,806	7,688
	VeriSign Inc.	2.700%	6/15/31	21,780	17,558
	Verizon Communications Inc.	2.100%	3/22/28	70,144	60,581
	Verizon Communications Inc.	4.329%	9/21/28	97,085	92,951
	Verizon Communications Inc.	3.875%	2/8/29	20,202	18,804
	Verizon Communications Inc.	4.016%	12/3/29	106,335	98,200
	Verizon Communications Inc.	3.150%	3/22/30	34,859	30,508
	Verizon Communications Inc.	1.500%	9/18/30	16,497	12,773
	Verizon Communications Inc.	1.680%	10/30/30	29,096	22,455
	Verizon Communications Inc.	7.750%	12/1/30	9,521	10,922
	Verizon Communications Inc.	1.750%	1/20/31	76,121	58,723
	Verizon Communications Inc.	2.550%	3/21/31	107,689	87,975
	Verizon Communications Inc.	2.355%	3/15/32	121,196	95,220
	Vodafone Group plc	7.875%	2/15/30	14,732	16,746
	Vodafone Group plc	6.250%	11/30/32	16,000	16,938
	Walt Disney Co.	2.000%	9/1/29	44,012	36,778
	Walt Disney Co.	3.800%	3/22/30	28,036	26,058
	Walt Disney Co.	2.650%	1/13/31	56,594	48,205
[2]	Warnermedia Holdings Inc.	4.054%	3/15/29	46,553	41,604
[2]	Warnermedia Holdings Inc.	4.279%	3/15/32	125,435	108,320
	Weibo Corp.	3.375%	7/8/30	13,270	10,673
	WPP Finance 2010	3.750%	9/19/24	1	1
					3,306,164

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Consumer Discretionary (6.0%)
	Advance Auto Parts Inc.	1.750%	10/1/27	6,125	5,191
	Advance Auto Parts Inc.	3.900%	4/15/30	11,842	10,465
	Advance Auto Parts Inc.	3.500%	3/15/32	3,160	2,594
	Alibaba Group Holding Ltd.	2.125%	2/9/31	37,387	29,835
	Amazon.com Inc.	1.650%	5/12/28	56,570	48,588
	Amazon.com Inc.	3.450%	4/13/29	26,995	25,078
	Amazon.com Inc.	4.650%	12/1/29	51,715	50,974
	Amazon.com Inc.	1.500%	6/3/30	45,422	36,463
	Amazon.com Inc.	2.100%	5/12/31	95,987	78,882
	Amazon.com Inc.	3.600%	4/13/32	52,995	48,484
	Amazon.com Inc.	4.700%	12/1/32	59,505	58,795
[1]	American Honda Finance Corp.	2.000%	3/24/28	31,467	27,220
[1]	American Honda Finance Corp.	2.250%	1/12/29	16,003	13,733
[1]	American Honda Finance Corp.	1.800%	1/13/31	13,157	10,517
	Aptiv plc	4.350%	3/15/29	7,311	6,912
	Aptiv plc	3.250%	3/1/32	20,897	17,425
	AutoNation Inc.	4.750%	6/1/30	15,157	14,142
	AutoNation Inc.	2.400%	8/1/31	19,045	14,252
	AutoNation Inc.	3.850%	3/1/32	18,038	15,123
	AutoZone Inc.	4.500%	2/1/28	10,000	9,699
	AutoZone Inc.	3.750%	4/18/29	23,343	21,417
	AutoZone Inc.	4.000%	4/15/30	3,716	3,414
	AutoZone Inc.	1.650%	1/15/31	15,977	12,311
	AutoZone Inc.	4.750%	8/1/32	21,960	20,955
	AutoZone Inc.	4.750%	2/1/33	10,000	9,476
	Best Buy Co. Inc.	4.450%	10/1/28	14,208	13,609
	Best Buy Co. Inc.	1.950%	10/1/30	10,826	8,510
	Block Financial LLC	2.500%	7/15/28	9,859	8,410
	Block Financial LLC	3.875%	8/15/30	18,476	16,181
	BorgWarner Inc.	3.375%	3/15/25	1	1
	BorgWarner Inc.	2.650%	7/1/27	1	—
	Brunswick Corp.	2.400%	8/18/31	14,398	10,588
	Brunswick Corp.	4.400%	9/15/32	3,092	2,629
	Choice Hotels International Inc.	3.700%	12/1/29	9,296	8,085
	Choice Hotels International Inc.	3.700%	1/15/31	12,834	11,075
	Dick's Sporting Goods Inc.	3.150%	1/15/32	19,536	15,417
	eBay Inc.	2.700%	3/11/30	22,583	19,186
	eBay Inc.	2.600%	5/10/31	2,565	2,108
	eBay Inc.	6.300%	11/22/32	17,784	18,769
[1]	Emory University	2.143%	9/1/30	10,295	8,576
	Fortune Brands Innovations Inc.	3.250%	9/15/29	18,998	16,185
	Fortune Brands Innovations Inc.	4.000%	3/25/32	10,460	9,067
	General Motors Co.	5.000%	10/1/28	15,824	15,323
	General Motors Co.	5.400%	10/15/29	15,865	15,260
	General Motors Co.	5.600%	10/15/32	36,605	34,804
	General Motors Financial Co. Inc.	2.400%	4/10/28	25,600	21,807
	General Motors Financial Co. Inc.	2.400%	10/15/28	32,079	26,844
	General Motors Financial Co. Inc.	5.650%	1/17/29	17,387	17,036
	General Motors Financial Co. Inc.	4.300%	4/6/29	34,276	31,245
	General Motors Financial Co. Inc.	3.600%	6/21/30	21,840	18,717
	General Motors Financial Co. Inc.	2.350%	1/8/31	21,487	16,507
	General Motors Financial Co. Inc.	2.700%	6/10/31	26,274	20,560
	General Motors Financial Co. Inc.	3.100%	1/12/32	34,710	27,625
	General Motors Financial Co. Inc.	6.400%	1/9/33	5,315	5,335
	Genuine Parts Co.	1.875%	11/1/30	7,366	5,692
	Genuine Parts Co.	2.750%	2/1/32	2,544	2,054
	Hasbro Inc.	3.900%	11/19/29	28,953	25,527
	Home Depot Inc.	0.900%	3/15/28	6,007	4,981
	Home Depot Inc.	1.500%	9/15/28	22,756	19,209
	Home Depot Inc.	3.900%	12/6/28	17,560	16,812
	Home Depot Inc.	2.950%	6/15/29	35,632	31,818
	Home Depot Inc.	2.700%	4/15/30	29,792	25,840
	Home Depot Inc.	1.375%	3/15/31	36,313	27,943
	Home Depot Inc.	1.875%	9/15/31	38,478	30,463
	Home Depot Inc.	3.250%	4/15/32	42,893	37,595
	Home Depot Inc.	4.500%	9/15/32	43,212	41,662
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honda Motor Co. Ltd.	2.967%	3/10/32	22,468	19,495
	Hyatt Hotels Corp.	4.375%	9/15/28	8,521	8,053
	Hyatt Hotels Corp.	6.000%	4/23/30	11,202	11,251
	JD.com Inc.	3.375%	1/14/30	17,863	15,813
[1]	Johns Hopkins University	4.705%	7/1/32	5,470	5,459
	Lear Corp.	3.800%	9/15/27	5,000	4,671
	Lear Corp.	4.250%	5/15/29	11,104	10,160
	Lear Corp.	3.500%	5/30/30	9,030	7,722
	Lear Corp.	2.600%	1/15/32	1,805	1,368
	Leggett & Platt Inc.	4.400%	3/15/29	18,570	17,422
	Lowe's Cos. Inc.	1.300%	4/15/28	17,105	14,155
	Lowe's Cos. Inc.	1.700%	9/15/28	30,190	25,196
	Lowe's Cos. Inc.	3.650%	4/5/29	38,445	35,110
	Lowe's Cos. Inc.	4.500%	4/15/30	34,236	32,626
	Lowe's Cos. Inc.	1.700%	10/15/30	29,209	22,778
	Lowe's Cos. Inc.	2.625%	4/1/31	49,387	40,634
	Lowe's Cos. Inc.	3.750%	4/1/32	35,126	31,091
	Magna International Inc.	2.450%	6/15/30	18,226	15,141
[1]	Marriott International Inc.	4.000%	4/15/28	11,900	11,175
[1]	Marriott International Inc.	4.650%	12/1/28	5,525	5,357
[1]	Marriott International Inc.	4.625%	6/15/30	34,903	32,940
[1]	Marriott International Inc.	2.850%	4/15/31	33,523	27,631
[1]	Marriott International Inc.	3.500%	10/15/32	9,461	8,010
[1]	Marriott International Inc.	2.750%	10/15/33	1,085	843
	Masco Corp.	2.000%	10/1/30	11,639	9,078
	Masco Corp.	2.000%	2/15/31	22,738	17,599
[1]	McDonald's Corp.	3.500%	7/1/27	361	340
[1]	McDonald's Corp.	3.800%	4/1/28	32,611	30,915
[1]	McDonald's Corp.	2.625%	9/1/29	32,983	28,664
[1]	McDonald's Corp.	2.125%	3/1/30	2,070	1,715
[1]	McDonald's Corp.	3.600%	7/1/30	34,599	31,526
[1]	McDonald's Corp.	4.600%	9/9/32	12,727	12,270
	MDC Holdings Inc.	2.500%	1/15/31	17,906	13,227
[2]	Mercedes-Benz Finance North America LLC	3.100%	8/15/29	14,387	12,827
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	30,912	38,244
[2]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	6,720	5,578
	Mohawk Industries Inc.	3.625%	5/15/30	12,980	11,328
	NIKE Inc.	2.850%	3/27/30	34,060	30,304
	NVR Inc.	3.000%	5/15/30	20,419	17,434
	O'Reilly Automotive Inc.	4.350%	6/1/28	18,061	17,395
	O'Reilly Automotive Inc.	3.900%	6/1/29	11,761	10,892
	O'Reilly Automotive Inc.	4.200%	4/1/30	14,299	13,400
	O'Reilly Automotive Inc.	1.750%	3/15/31	5,192	4,030
	O'Reilly Automotive Inc.	4.700%	6/15/32	28,381	27,049
	Owens Corning	3.950%	8/15/29	10,526	9,663
	Owens Corning	3.875%	6/1/30	8,796	7,967
	PulteGroup Inc.	7.875%	6/15/32	6,378	7,121
	PulteGroup Inc.	6.375%	5/15/33	2,000	2,025
	Ralph Lauren Corp.	2.950%	6/15/30	17,882	15,627
	Ross Stores Inc.	1.875%	4/15/31	12,975	10,139
	Stanley Black & Decker Inc.	4.250%	11/15/28	17,712	16,694
	Stanley Black & Decker Inc.	2.300%	3/15/30	17,935	14,571
	Stanley Black & Decker Inc.	3.000%	5/15/32	9,097	7,416
	Starbucks Corp.	3.500%	3/1/28	15,122	14,092
	Starbucks Corp.	4.000%	11/15/28	23,227	22,015
	Starbucks Corp.	3.550%	8/15/29	18,276	16,717
	Starbucks Corp.	2.250%	3/12/30	22,109	18,328
	Starbucks Corp.	2.550%	11/15/30	31,523	26,313
	Starbucks Corp.	3.000%	2/14/32	19,266	16,384
	Tapestry Inc.	3.050%	3/15/32	9,190	7,303
	TJX Cos. Inc.	1.150%	5/15/28	7,587	6,352
	TJX Cos. Inc.	3.875%	4/15/30	14,013	13,177
	TJX Cos. Inc.	1.600%	5/15/31	3,989	3,137
	Toll Brothers Finance Corp.	3.800%	11/1/29	12,060	10,433

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Corp.	3.669%	7/20/28	6,206	5,897
	Toyota Motor Corp.	2.760%	7/2/29	9,000	7,995
	Toyota Motor Corp.	2.362%	3/25/31	8,516	7,193
[1]	Toyota Motor Credit Corp.	1.900%	4/6/28	10,036	8,719
	Toyota Motor Credit Corp.	3.650%	1/8/29	13,586	12,760
[1]	Toyota Motor Credit Corp.	4.450%	6/29/29	22,312	21,821
[1]	Toyota Motor Credit Corp.	2.150%	2/13/30	13,591	11,573
[1]	Toyota Motor Credit Corp.	3.375%	4/1/30	30,089	27,523
[1]	Toyota Motor Credit Corp.	1.650%	1/10/31	24,356	19,351
	Toyota Motor Credit Corp.	1.900%	9/12/31	10,631	8,508
[1]	Toyota Motor Credit Corp.	2.400%	1/13/32	4,623	3,826
	Toyota Motor Credit Corp.	4.700%	1/12/33	21,230	20,819
	Tractor Supply Co.	1.750%	11/1/30	16,388	12,618
	VF Corp.	2.950%	4/23/30	16,043	13,249
	Whirlpool Corp.	4.750%	2/26/29	22,173	21,211
	Whirlpool Corp.	2.400%	5/15/31	3,108	2,468
	Whirlpool Corp.	4.700%	5/14/32	7,207	6,750
	Whirlpool Corp.	5.500%	3/1/33	5,000	4,928
[1]	Yale University	1.482%	4/15/30	12,765	10,350
					2,491,949
Consumer Staples (7.2%)
	Ahold Finance USA LLC	6.875%	5/1/29	9,870	10,363
	Altria Group Inc.	4.800%	2/14/29	44,632	42,817
	Altria Group Inc.	3.400%	5/6/30	18,476	15,909
	Altria Group Inc.	2.450%	2/4/32	42,840	32,328
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	62,697	59,873
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	105,343	103,632
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	57,754	52,593
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	11,492	11,494
	Archer-Daniels-Midland Co.	3.250%	3/27/30	21,579	19,420
	Archer-Daniels-Midland Co.	2.900%	3/1/32	15,788	13,594
	Archer-Daniels-Midland Co.	5.935%	10/1/32	3,885	4,153
	Avery Dennison Corp.	4.875%	12/6/28	4,887	4,799
	Avery Dennison Corp.	2.650%	4/30/30	23,452	19,450
	Avery Dennison Corp.	2.250%	2/15/32	3,400	2,621
	BAT Capital Corp.	2.259%	3/25/28	50,139	42,031
	BAT Capital Corp.	3.462%	9/6/29	2,765	2,369
	BAT Capital Corp.	4.906%	4/2/30	25,134	23,216
	BAT Capital Corp.	2.726%	3/25/31	26,284	20,517
	BAT Capital Corp.	4.742%	3/16/32	22,760	20,327
	BAT Capital Corp.	7.750%	10/19/32	19,046	20,449
	BAT International Finance plc	4.448%	3/16/28	22,323	20,869
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	26,872	22,099
	Campbell Soup Co.	4.150%	3/15/28	28,017	26,732
	Campbell Soup Co.	2.375%	4/24/30	12,934	10,750
	Church & Dwight Co. Inc.	5.600%	11/15/32	23,315	24,159
	Clorox Co.	3.900%	5/15/28	7,163	6,801
	Clorox Co.	4.400%	5/1/29	11,177	10,715
	Clorox Co.	1.800%	5/15/30	12,697	10,142
	Clorox Co.	4.600%	5/1/32	18,960	18,150
	Coca-Cola Co.	1.500%	3/5/28	4,249	3,682
	Coca-Cola Co.	1.000%	3/15/28	22,473	18,820
	Coca-Cola Co.	2.125%	9/6/29	19,260	16,472
	Coca-Cola Co.	3.450%	3/25/30	26,690	24,543
	Coca-Cola Co.	1.650%	6/1/30	44,003	35,657
	Coca-Cola Co.	2.000%	3/5/31	30,335	24,902
	Coca-Cola Co.	1.375%	3/15/31	59,979	46,657
	Coca-Cola Co.	2.250%	1/5/32	42,572	35,144
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	29,286	25,433
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	9,063	6,899
	Colgate-Palmolive Co.	3.250%	8/15/32	17,700	15,989
[3]	Colgate-Palmolive Co.	4.600%	3/1/33	10,225	10,216
	Conagra Brands Inc.	4.850%	11/1/28	40,263	39,025
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Constellation Brands Inc.	4.650%	11/15/28	15,892	15,363
	Constellation Brands Inc.	3.150%	8/1/29	21,151	18,558
	Constellation Brands Inc.	2.875%	5/1/30	19,107	16,224
	Constellation Brands Inc.	2.250%	8/1/31	23,583	18,570
	Constellation Brands Inc.	4.750%	5/9/32	23,980	22,821
	Costco Wholesale Corp.	1.600%	4/20/30	38,773	31,643
	Costco Wholesale Corp.	1.750%	4/20/32	32,184	25,395
	Diageo Capital plc	3.875%	5/18/28	10,149	9,680
	Diageo Capital plc	2.375%	10/24/29	20,704	17,528
	Diageo Capital plc	2.000%	4/29/30	25,542	21,018
	Diageo Capital plc	2.125%	4/29/32	9,891	7,874
	Diageo Capital plc	5.500%	1/24/33	20,260	21,015
	Dollar General Corp.	4.125%	5/1/28	11,185	10,643
	Dollar General Corp.	3.500%	4/3/30	31,842	28,477
	Dollar General Corp.	5.000%	11/1/32	14,810	14,337
	Dollar Tree Inc.	4.200%	5/15/28	34,535	32,875
	Dollar Tree Inc.	2.650%	12/1/31	17,707	14,241
	Estee Lauder Cos. Inc.	2.375%	12/1/29	10,815	9,256
	Estee Lauder Cos. Inc.	2.600%	4/15/30	22,611	19,627
	Estee Lauder Cos. Inc.	1.950%	3/15/31	19,477	15,807
	Flowers Foods Inc.	2.400%	3/15/31	12,589	10,124
	General Mills Inc.	4.200%	4/17/28	35,861	34,410
	General Mills Inc.	2.875%	4/15/30	4,594	3,977
	General Mills Inc.	2.250%	10/14/31	15,143	12,124
	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	25,559	22,736
	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	50,165	43,833
	Hershey Co.	1.700%	6/1/30	6,801	5,512
	Hormel Foods Corp.	1.700%	6/3/28	13,805	11,811
	Hormel Foods Corp.	1.800%	6/11/30	28,946	23,459
	Ingredion Inc.	2.900%	6/1/30	15,431	13,144
	J M Smucker Co.	3.375%	12/15/27	10,789	9,988
	J M Smucker Co.	2.375%	3/15/30	6,751	5,648
	J M Smucker Co.	2.125%	3/15/32	12,486	9,820
[2]	JBS USA LUX SA	5.125%	2/1/28	20,610	19,648
[2]	JBS USA LUX SA	5.500%	1/15/30	33,615	31,637
[2]	JBS USA LUX SA	3.750%	12/1/31	18,306	14,679
[2]	JBS USA LUX SA	3.625%	1/15/32	21,892	17,540
[2]	JBS USA LUX SA	3.000%	5/15/32	22,362	16,998
[2]	JBS USA LUX SA	5.750%	4/1/33	8,350	7,807
	Kellogg Co.	4.300%	5/15/28	13,257	12,879
	Kellogg Co.	2.100%	6/1/30	20,087	16,349
[1]	Kellogg Co.	7.450%	4/1/31	5,222	5,912
	Keurig Dr Pepper Inc.	4.597%	5/25/28	29,970	29,088
	Keurig Dr Pepper Inc.	3.950%	4/15/29	31,726	29,341
	Keurig Dr Pepper Inc.	3.200%	5/1/30	25,759	22,429
	Keurig Dr Pepper Inc.	2.250%	3/15/31	9,825	7,871
	Keurig Dr Pepper Inc.	4.050%	4/15/32	19,102	17,272
	Kimberly-Clark Corp.	1.050%	9/15/27	16,797	14,273
	Kimberly-Clark Corp.	3.950%	11/1/28	3,916	3,758
	Kimberly-Clark Corp.	3.200%	4/25/29	3,233	2,946
	Kimberly-Clark Corp.	3.100%	3/26/30	25,083	22,510
	Kimberly-Clark Corp.	2.000%	11/2/31	7,523	6,068
	Kraft Heinz Foods Co.	4.625%	1/30/29	8,510	8,306
	Kraft Heinz Foods Co.	3.750%	4/1/30	20,191	18,448
	Kraft Heinz Foods Co.	4.250%	3/1/31	26,220	24,520
	Kraft Heinz Foods Co.	6.750%	3/15/32	3,661	3,968
	Kroger Co.	4.500%	1/15/29	18,498	17,814
[1]	Kroger Co.	7.700%	6/1/29	1,805	2,012
	Kroger Co.	2.200%	5/1/30	19,034	15,408
	Kroger Co.	1.700%	1/15/31	9,705	7,406
	Kroger Co.	7.500%	4/1/31	2,138	2,413
	McCormick & Co. Inc.	3.400%	8/15/27	9,255	8,591
	McCormick & Co. Inc.	2.500%	4/15/30	10,162	8,447
	McCormick & Co. Inc.	1.850%	2/15/31	9,749	7,545
	Mondelez International Inc.	2.750%	4/13/30	24,404	20,953

Intermediate-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mondelez International Inc.	1.500%	2/4/31	13,055	10,044
Mondelez International Inc.	3.000%	3/17/32	17,783	15,036
Mondelez International Inc.	1.875%	10/15/32	20,890	15,882
PepsiCo Inc.	3.600%	2/18/28	13,525	12,903
PepsiCo Inc.	7.000%	3/1/29	12,175	13,678
PepsiCo Inc.	2.625%	7/29/29	19,375	17,100
PepsiCo Inc.	2.750%	3/19/30	48,287	42,570
PepsiCo Inc.	1.625%	5/1/30	42,592	34,576
PepsiCo Inc.	1.400%	2/25/31	18,572	14,579
PepsiCo Inc.	1.950%	10/21/31	22,805	18,361
PepsiCo Inc.	3.900%	7/18/32	26,873	25,258
Philip Morris International Inc.	3.375%	8/15/29	15,944	14,329
Philip Morris International Inc.	5.625%	11/17/29	34,240	34,704
Philip Morris International Inc.	2.100%	5/1/30	27,563	22,293
Philip Morris International Inc.	1.750%	11/1/30	10,915	8,458
Philip Morris International Inc.	5.750%	11/17/32	35,555	35,955
Philip Morris International Inc.	5.375%	2/15/33	50,050	49,212
Pilgrim's Pride Corp.	4.250%	4/15/31	22,069	18,428
Pilgrim's Pride Corp.	3.500%	3/1/32	27,615	21,518
Procter & Gamble Co.	2.850%	8/11/27	6,082	5,664
Procter & Gamble Co.	3.000%	3/25/30	41,239	37,316
Procter & Gamble Co.	1.200%	10/29/30	40,469	31,885
Procter & Gamble Co.	1.950%	4/23/31	20,213	16,859
Procter & Gamble Co.	2.300%	2/1/32	3,064	2,585
Procter & Gamble Co.	4.050%	1/26/33	20,750	20,072
Sysco Corp.	3.250%	7/15/27	5,898	5,456
Sysco Corp.	2.400%	2/15/30	4,269	3,553
Sysco Corp.	5.950%	4/1/30	25,853	26,784
Sysco Corp.	2.450%	12/14/31	9,993	8,020
Target Corp.	3.375%	4/15/29	33,011	30,454
Target Corp.	2.350%	2/15/30	2,678	2,272
Target Corp.	2.650%	9/15/30	4,969	4,252
Target Corp.	4.500%	9/15/32	42,378	40,698
Target Corp.	4.400%	1/15/33	10,000	9,478
Tyson Foods Inc.	4.350%	3/1/29	29,635	28,121
Unilever Capital Corp.	2.900%	5/5/27	23,350	21,727
Unilever Capital Corp.	2.125%	9/6/29	13,680	11,515
Unilever Capital Corp.	1.375%	9/14/30	10,730	8,449
Unilever Capital Corp.	1.750%	8/12/31	27,993	22,162
Unilever Capital Corp.	5.900%	11/15/32	19,052	20,645
Walgreens Boots Alliance Inc.	3.200%	4/15/30	5,150	4,359
Walmart Inc.	3.700%	6/26/28	45,888	43,879
Walmart Inc.	1.500%	9/22/28	17,047	14,479
Walmart Inc.	3.250%	7/8/29	28,057	25,919
Walmart Inc.	2.375%	9/24/29	8,660	7,528
Walmart Inc.	1.800%	9/22/31	40,635	32,783
Walmart Inc.	4.150%	9/9/32	46,005	44,332
				2,954,315
Energy (6.0%)
Baker Hughes Holdings LLC	4.486%	5/1/30	17,536	16,638
Boardwalk Pipelines LP	3.400%	2/15/31	14,509	12,338
Boardwalk Pipelines LP	3.600%	9/1/32	3,168	2,661
BP Capital Markets America Inc.	3.937%	9/21/28	25,631	24,392
BP Capital Markets America Inc.	4.234%	11/6/28	53,584	51,686
BP Capital Markets America Inc.	3.633%	4/6/30	34,852	31,929
BP Capital Markets America Inc.	1.749%	8/10/30	21,788	17,463
BP Capital Markets America Inc.	2.721%	1/12/32	54,276	45,482
BP Capital Markets America Inc.	4.812%	2/13/33	50,800	49,898
BP Capital Markets plc	3.723%	11/28/28	22,866	21,548
Burlington Resources LLC	7.200%	8/15/31	3,529	3,994
Burlington Resources LLC	7.400%	12/1/31	5,148	5,875
Canadian Natural Resources Ltd.	2.950%	7/15/30	3,450	2,919
Canadian Natural Resources Ltd.	7.200%	1/15/32	12,308	13,244
Cenovus Energy Inc.	2.650%	1/15/32	7,288	5,764
Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	29,314	26,410
Cheniere Energy Inc.	4.625%	10/15/28	44,751	41,465
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cheniere Energy Partners LP	4.500%	10/1/29	12,683	11,498
	Cheniere Energy Partners LP	4.000%	3/1/31	45,030	38,895
	Cheniere Energy Partners LP	3.250%	1/31/32	49,134	39,367
	Chevron Corp.	2.236%	5/11/30	37,310	31,896
	Chevron USA Inc.	3.250%	10/15/29	10,400	9,462
	Conoco Funding Co.	7.250%	10/15/31	9,843	11,162
	ConocoPhillips	4.300%	8/15/28	12,388	12,032
	ConocoPhillips	2.400%	2/15/31	23,207	19,071
	ConocoPhillips	5.900%	10/15/32	1,187	1,271
	ConocoPhillips Co.	6.950%	4/15/29	35,263	38,695
	Coterra Energy Inc.	4.375%	3/15/29	18,085	16,694
	DCP Midstream Operating LP	5.125%	5/15/29	18,527	17,831
	DCP Midstream Operating LP	3.250%	2/15/32	9,565	7,936
	Devon Energy Corp.	5.875%	6/15/28	9,456	9,520
	Devon Energy Corp.	4.500%	1/15/30	17,518	16,296
	Devon Energy Corp.	7.875%	9/30/31	13,813	15,631
	Devon Energy Corp.	7.950%	4/15/32	6,361	7,226
	Diamondback Energy Inc.	3.500%	12/1/29	22,854	20,195
	Diamondback Energy Inc.	3.125%	3/24/31	14,063	11,800
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	3,966	3,424
	Enbridge Inc.	3.125%	11/15/29	27,167	23,673
	Energy Transfer LP	4.950%	5/15/28	20,639	19,888
	Energy Transfer LP	4.950%	6/15/28	28,476	27,519
	Energy Transfer LP	5.250%	4/15/29	48,718	47,501
	Energy Transfer LP	4.150%	9/15/29	16,056	14,639
	Energy Transfer LP	3.750%	5/15/30	41,518	36,847
	Energy Transfer LP	5.750%	2/15/33	18,062	17,802
	Enterprise Products Operating LLC	4.150%	10/16/28	24,353	23,007
	Enterprise Products Operating LLC	3.125%	7/31/29	33,632	29,686
	Enterprise Products Operating LLC	2.800%	1/31/30	27,347	23,450
	Enterprise Products Operating LLC	5.350%	1/31/33	7,000	6,995
[1]	Enterprise Products Operating LLC	5.375%	2/15/78	12,012	10,048
	EOG Resources Inc.	4.375%	4/15/30	16,680	16,008
	EQT Corp.	5.000%	1/15/29	18,961	17,778
	EQT Corp.	7.000%	2/1/30	23,873	24,629
	Exxon Mobil Corp.	2.440%	8/16/29	30,225	26,623
	Exxon Mobil Corp.	3.482%	3/19/30	51,771	47,968
	Exxon Mobil Corp.	2.610%	10/15/30	47,993	41,688
	Halliburton Co.	2.920%	3/1/30	25,018	21,638
	Helmerich & Payne Inc.	2.900%	9/29/31	12,060	9,875
	Hess Corp.	7.875%	10/1/29	3,544	3,899
	Hess Corp.	7.300%	8/15/31	11,364	12,333
	Hess Corp.	7.125%	3/15/33	3,000	3,220
	HF Sinclair Corp.	4.500%	10/1/30	8,943	7,957
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	3,624	3,909
	Kinder Morgan Inc.	4.300%	3/1/28	29,956	28,586
	Kinder Morgan Inc.	2.000%	2/15/31	29,814	23,135
[1]	Kinder Morgan Inc.	7.800%	8/1/31	2,757	3,064
[1]	Kinder Morgan Inc.	7.750%	1/15/32	17,812	19,874
	Kinder Morgan Inc.	4.800%	2/1/33	18,700	17,343
	Magellan Midstream Partners LP	3.250%	6/1/30	1,857	1,621
	Marathon Oil Corp.	6.800%	3/15/32	18,040	18,610
	Marathon Petroleum Corp.	3.800%	4/1/28	20,171	18,621
	MPLX LP	4.000%	3/15/28	25,230	23,631
	MPLX LP	4.800%	2/15/29	26,342	25,313
	MPLX LP	2.650%	8/15/30	38,151	31,320
	MPLX LP	4.950%	9/1/32	28,635	26,936
	NOV Inc.	3.600%	12/1/29	10,859	9,591
	ONEOK Inc.	4.550%	7/15/28	22,136	21,029
	ONEOK Inc.	4.350%	3/15/29	29,423	27,345
	ONEOK Inc.	3.400%	9/1/29	21,909	19,010
	ONEOK Inc.	3.100%	3/15/30	16,540	14,026
	ONEOK Inc.	6.350%	1/15/31	6,643	6,803
	ONEOK Inc.	6.100%	11/15/32	17,200	17,305
	Ovintiv Inc.	8.125%	9/15/30	3,877	4,232
	Ovintiv Inc.	7.200%	11/1/31	16,709	17,574

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ovintiv Inc.	7.375%	11/1/31	15,540	16,601
	Phillips 66	3.900%	3/15/28	8,787	8,308
	Phillips 66	2.150%	12/15/30	24,337	19,451
[2]	Phillips 66 Co.	3.750%	3/1/28	16,191	14,952
[2]	Phillips 66 Co.	3.150%	12/15/29	17,110	14,923
	Pioneer Natural Resources Co.	1.900%	8/15/30	32,398	25,301
	Pioneer Natural Resources Co.	2.150%	1/15/31	27,374	21,577
	Plains All American Pipeline LP	3.550%	12/15/29	21,202	18,413
	Plains All American Pipeline LP	3.800%	9/15/30	23,734	20,664
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	49,593	46,581
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	49,061	45,946
	Schlumberger Investment SA	2.650%	6/26/30	35,729	30,742
	Shell International Finance BV	3.875%	11/13/28	36,630	34,991
	Shell International Finance BV	2.375%	11/7/29	33,437	28,700
	Shell International Finance BV	2.750%	4/6/30	49,683	43,634
	Suncor Energy Inc.	7.150%	2/1/32	20,474	22,217
	Targa Resources Corp.	4.200%	2/1/33	8,122	7,076
	Targa Resources Corp.	6.125%	3/15/33	3,500	3,516
	Targa Resources Partners LP	6.875%	1/15/29	17,633	17,873
	Targa Resources Partners LP	5.500%	3/1/30	24,500	23,226
	Targa Resources Partners LP	4.875%	2/1/31	25,363	23,075
	Targa Resources Partners LP	4.000%	1/15/32	32,257	27,425
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	12,752	13,518
	TotalEnergies Capital International SA	3.455%	2/19/29	28,288	26,158
	TotalEnergies Capital International SA	2.829%	1/10/30	28,920	25,530
	TotalEnergies Capital SA	3.883%	10/11/28	29,257	28,095
	TransCanada PipeLines Ltd.	4.250%	5/15/28	22,905	21,658
	TransCanada PipeLines Ltd.	4.100%	4/15/30	39,139	35,728
	TransCanada PipeLines Ltd.	2.500%	10/12/31	31,040	24,606
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	3,228	3,042
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	20,938	18,211
	Valero Energy Corp.	4.350%	6/1/28	17,873	17,133
	Valero Energy Corp.	2.800%	12/1/31	28,819	23,423
	Valero Energy Corp.	7.500%	4/15/32	7,673	8,676
	Valero Energy Partners LP	4.500%	3/15/28	14,066	13,589
	Williams Cos. Inc.	3.500%	11/15/30	35,749	31,270
[1]	Williams Cos. Inc.	7.500%	1/15/31	212	232
	Williams Cos. Inc.	2.600%	3/15/31	44,043	35,743
	Williams Cos. Inc.	8.750%	3/15/32	12,960	15,392
	Williams Cos. Inc.	4.650%	8/15/32	27,598	25,712
					2,490,065
Financials (30.3%)
	ACE Capital Trust II	9.700%	4/1/30	4,086	5,012
[1]	Aegon NV	5.500%	4/11/48	14,431	13,689
	AerCap Ireland Capital DAC	3.875%	1/23/28	1,950	1,765
	AerCap Ireland Capital DAC	3.000%	10/29/28	106,260	90,548
	AerCap Ireland Capital DAC	3.300%	1/30/32	100,707	80,606
	Affiliated Managers Group Inc.	3.300%	6/15/30	1,976	1,672
[4]	Aflac Inc.	3.600%	4/1/30	45,854	42,205
	Air Lease Corp.	2.100%	9/1/28	21,350	17,645
	Air Lease Corp.	4.625%	10/1/28	12,445	11,617
	Air Lease Corp.	3.250%	10/1/29	14,402	12,274
[1]	Air Lease Corp.	3.000%	2/1/30	22,129	18,412
	Air Lease Corp.	3.125%	12/1/30	16,288	13,360
[1]	Air Lease Corp.	2.875%	1/15/32	7,905	6,213
	Alleghany Corp.	3.625%	5/15/30	12,904	11,950
	Allstate Corp.	1.450%	12/15/30	7,703	5,903
	Ally Financial Inc.	2.200%	11/2/28	25,298	20,606
[1]	Ally Financial Inc.	8.000%	11/1/31	55,545	60,051
	Ally Financial Inc.	8.000%	11/1/31	7,948	8,613
	American Express Co.	4.050%	5/3/29	24,174	22,913
	American Express Co.	4.989%	5/26/33	15,624	14,958
	American Express Co.	4.420%	8/3/33	32,149	30,074
	American Financial Group Inc.	5.250%	4/2/30	7,342	7,312
	American International Group Inc.	4.200%	4/1/28	2,725	2,583
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American International Group Inc.	4.250%	3/15/29	4,511	4,204
	American International Group Inc.	3.400%	6/30/30	22,932	20,336
[1]	American International Group Inc.	5.750%	4/1/48	11,310	10,920
	Ameriprise Financial Inc.	4.500%	5/13/32	20,985	20,364
[1]	Andrew W Mellon Foundation	0.947%	8/1/27	3,190	2,723
	Aon Corp.	4.500%	12/15/28	17,350	16,777
	Aon Corp.	3.750%	5/2/29	16,668	15,261
	Aon Corp.	2.800%	5/15/30	26,462	22,611
	Aon Corp.	2.050%	8/23/31	6,099	4,792
	Aon Corp.	2.600%	12/2/31	2,552	2,082
	Aon Corp.	5.000%	9/12/32	21,340	20,857
	Aon Corp.	5.350%	2/28/33	5,000	4,997
	Ares Capital Corp.	2.875%	6/15/28	30,436	24,975
	Ares Capital Corp.	3.200%	11/15/31	23,763	18,102
	Arthur J Gallagher & Co.	2.400%	11/9/31	2,778	2,201
[3]	Arthur J Gallagher & Co.	5.500%	3/2/33	3,000	2,997
	Assurant Inc.	4.900%	3/27/28	8,991	8,663
	Assurant Inc.	3.700%	2/22/30	15,594	13,472
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	4,544	3,863
	Athene Holding Ltd.	6.150%	4/3/30	7,155	7,214
	Athene Holding Ltd.	3.500%	1/15/31	24,771	20,790
	AXA SA	8.600%	12/15/30	15,828	19,436
	AXIS Specialty Finance LLC	3.900%	7/15/29	16,504	15,055
[1]	AXIS Specialty Finance LLC	4.900%	1/15/40	2,171	1,857
	Banco Santander SA	4.379%	4/12/28	32,277	30,329
	Banco Santander SA	3.306%	6/27/29	21,065	18,647
	Banco Santander SA	3.490%	5/28/30	12,604	10,852
	Banco Santander SA	2.749%	12/3/30	54,203	42,207
	Banco Santander SA	2.958%	3/25/31	14,036	11,442
	Banco Santander SA	3.225%	11/22/32	18,264	14,098
[1]	Bank of America Corp.	3.419%	12/20/28	1	1
[1]	Bank of America Corp.	3.970%	3/5/29	67,740	62,828
[1]	Bank of America Corp.	2.087%	6/14/29	88,192	74,209
[1]	Bank of America Corp.	4.271%	7/23/29	59,842	56,191
[1]	Bank of America Corp.	3.974%	2/7/30	88,051	80,586
[1]	Bank of America Corp.	3.194%	7/23/30	62,161	53,962
[1]	Bank of America Corp.	2.884%	10/22/30	50,970	43,179
[1]	Bank of America Corp.	2.496%	2/13/31	96,060	79,061
[1]	Bank of America Corp.	2.592%	4/29/31	72,339	59,751
[1]	Bank of America Corp.	1.898%	7/23/31	53,902	41,937
[1]	Bank of America Corp.	1.922%	10/24/31	78,317	60,750
[1]	Bank of America Corp.	2.651%	3/11/32	45,058	36,665
	Bank of America Corp.	2.687%	4/22/32	137,788	111,754
	Bank of America Corp.	2.299%	7/21/32	90,228	70,573
	Bank of America Corp.	2.572%	10/20/32	86,671	69,044
[1]	Bank of America Corp.	2.972%	2/4/33	79,579	65,135
	Bank of America Corp.	4.571%	4/27/33	86,241	80,147
[1]	Bank of America Corp.	5.015%	7/22/33	131,267	126,283
	Bank of America Corp.	2.482%	9/21/36	41,241	30,887
	Bank of America Corp.	3.846%	3/8/37	53,591	45,195
	Bank of Montreal	3.088%	1/10/37	27,815	21,828
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	20,759	19,694
[1]	Bank of New York Mellon Corp.	1.650%	7/14/28	14,668	12,554
[1]	Bank of New York Mellon Corp.	3.000%	10/30/28	8,284	7,398
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	17,423	15,564
	Bank of New York Mellon Corp.	4.596%	7/26/30	15,986	15,426
[1]	Bank of New York Mellon Corp.	1.650%	1/28/31	3,279	2,580
[1]	Bank of New York Mellon Corp.	1.800%	7/28/31	22,738	17,748
	Bank of New York Mellon Corp.	2.500%	1/26/32	17,683	14,427
[1]	Bank of New York Mellon Corp.	4.289%	6/13/33	25,239	23,472
[1]	Bank of New York Mellon Corp.	5.834%	10/25/33	39,610	41,248
	Bank of New York Mellon Corp.	4.706%	2/1/34	15,000	14,410
	Bank of Nova Scotia	4.850%	2/1/30	40,335	39,132
	Bank of Nova Scotia	2.150%	8/1/31	15,022	11,935
	Bank of Nova Scotia	2.450%	2/2/32	5,181	4,173
	Bank of Nova Scotia	4.588%	5/4/37	33,609	29,433
	BankUnited Inc.	5.125%	6/11/30	7,109	6,728

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	4.836%	5/9/28	50,652	47,445
[1]	Barclays plc	4.972%	5/16/29	38,519	36,641
[1]	Barclays plc	5.088%	6/20/30	34,870	32,294
	Barclays plc	2.645%	6/24/31	4,437	3,535
	Barclays plc	2.667%	3/10/32	22,578	17,598
	Barclays plc	2.894%	11/24/32	47,812	37,213
	Barclays plc	5.746%	8/9/33	38,355	37,024
	Barclays plc	7.437%	11/2/33	42,188	45,502
	Barclays plc	3.564%	9/23/35	22,898	18,323
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	10,861	9,035
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	14,101	11,181
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	24,819	21,379
	BlackRock Inc.	3.250%	4/30/29	22,905	21,163
	BlackRock Inc.	2.400%	4/30/30	23,287	19,829
	BlackRock Inc.	1.900%	1/28/31	35,614	28,751
	BlackRock Inc.	2.100%	2/25/32	13,665	10,925
	Blackstone Private Credit Fund	4.000%	1/15/29	17,350	14,746
	Blackstone Secured Lending Fund	2.850%	9/30/28	11,497	9,276
	Brighthouse Financial Inc.	5.625%	5/15/30	24,246	23,830
	Brookfield Finance I UK plc	2.340%	1/30/32	4,437	3,457
	Brookfield Finance Inc.	3.900%	1/25/28	9,471	8,820
	Brookfield Finance Inc.	4.850%	3/29/29	32,382	31,158
	Brookfield Finance Inc.	4.350%	4/15/30	27,357	25,203
	Brookfield Finance Inc.	2.724%	4/15/31	13,043	10,616
	Brown & Brown Inc.	4.500%	3/15/29	8,273	7,702
	Brown & Brown Inc.	2.375%	3/15/31	11,585	8,919
	Brown & Brown Inc.	4.200%	3/17/32	23,193	20,287
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	29,268	25,825
	Capital One Financial Corp.	3.800%	1/31/28	24,631	22,838
	Capital One Financial Corp.	5.468%	2/1/29	11,576	11,358
	Capital One Financial Corp.	3.273%	3/1/30	13,113	11,335
	Capital One Financial Corp.	5.247%	7/26/30	13,345	12,798
	Capital One Financial Corp.	2.359%	7/29/32	34,059	24,977
	Capital One Financial Corp.	2.618%	11/2/32	17,597	13,665
	Capital One Financial Corp.	5.268%	5/10/33	33,712	31,967
	Cboe Global Markets Inc.	1.625%	12/15/30	14,455	11,356
	Cboe Global Markets Inc.	3.000%	3/16/32	4,470	3,780
	Charles Schwab Corp.	2.000%	3/20/28	31,768	27,700
	Charles Schwab Corp.	4.000%	2/1/29	10,183	9,624
	Charles Schwab Corp.	3.250%	5/22/29	24,682	22,383
	Charles Schwab Corp.	2.750%	10/1/29	15,544	13,533
	Charles Schwab Corp.	4.625%	3/22/30	4,222	4,157
	Charles Schwab Corp.	1.650%	3/11/31	18,074	14,107
	Charles Schwab Corp.	2.300%	5/13/31	38,321	31,501
	Charles Schwab Corp.	1.950%	12/1/31	8,070	6,324
	Charles Schwab Corp.	2.900%	3/3/32	17,545	14,845
	Chubb INA Holdings Inc.	1.375%	9/15/30	32,770	25,424
	CI Financial Corp.	3.200%	12/17/30	26,287	19,895
[1]	Cincinnati Financial Corp.	6.920%	5/15/28	8,606	9,387
	Citigroup Inc.	4.450%	9/29/27	24,071	23,005
	Citigroup Inc.	4.125%	7/25/28	26,118	24,425
[1]	Citigroup Inc.	4.075%	4/23/29	38,194	35,552
[1]	Citigroup Inc.	3.980%	3/20/30	54,098	49,374
[1]	Citigroup Inc.	2.976%	11/5/30	55,519	47,316
[1]	Citigroup Inc.	2.666%	1/29/31	68,114	56,736
[1]	Citigroup Inc.	4.412%	3/31/31	124,383	115,854
[1]	Citigroup Inc.	2.572%	6/3/31	97,948	80,312
	Citigroup Inc.	2.561%	5/1/32	71,918	57,702
	Citigroup Inc.	6.625%	6/15/32	28,344	29,920
	Citigroup Inc.	2.520%	11/3/32	41,855	33,017
	Citigroup Inc.	3.057%	1/25/33	89,377	73,327
	Citigroup Inc.	3.785%	3/17/33	85,772	74,600
	Citigroup Inc.	4.910%	5/24/33	45,128	42,854
	Citigroup Inc.	6.270%	11/17/33	52,817	55,422
	Citizens Financial Group Inc.	2.500%	2/6/30	9,362	7,740
	Citizens Financial Group Inc.	3.250%	4/30/30	22,734	19,856
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citizens Financial Group Inc.	2.638%	9/30/32	6,353	4,840
	Citizens Financial Group Inc.	5.641%	5/21/37	7,852	7,375
	CME Group Inc.	3.750%	6/15/28	8,261	7,884
	CME Group Inc.	2.650%	3/15/32	14,535	12,173
	CNA Financial Corp.	3.900%	5/1/29	18,025	16,565
	CNA Financial Corp.	2.050%	8/15/30	3,658	2,902
	CNO Financial Group Inc.	5.250%	5/30/29	13,021	12,346
	Comerica Bank	5.332%	8/25/33	5,795	5,547
	Comerica Inc.	4.000%	2/1/29	20,870	19,453
[2]	Corebridge Financial Inc.	3.850%	4/5/29	30,149	27,179
[2]	Corebridge Financial Inc.	3.900%	4/5/32	42,366	37,083
	Credit Suisse AG	7.500%	2/15/28	5,000	5,045
[2]	Credit Suisse Group AG	6.537%	8/12/33	13,342	11,947
	Deutsche Bank AG	5.882%	7/8/31	9,358	8,615
[1]	Deutsche Bank AG	3.547%	9/18/31	31,164	26,093
	Deutsche Bank AG	3.729%	1/14/32	31,980	25,266
	Deutsche Bank AG	3.035%	5/28/32	28,486	22,493
	Deutsche Bank AG	3.742%	1/7/33	36,848	28,117
	Deutsche Bank AG	7.079%	2/10/34	21,500	20,915
[1]	Discover Bank	4.650%	9/13/28	32,487	30,877
[1]	Discover Bank	2.700%	2/6/30	3,317	2,706
	Discover Financial Services	6.700%	11/29/32	17,863	18,457
	Enstar Group Ltd.	4.950%	6/1/29	25,148	23,055
	Enstar Group Ltd.	3.100%	9/1/31	19,283	14,667
	Equitable Holdings Inc.	7.000%	4/1/28	6,210	6,688
	Equitable Holdings Inc.	4.350%	4/20/28	41,435	39,386
	Equitable Holdings Inc.	5.594%	1/11/33	11,863	11,756
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	4,738	4,541
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	21,297	19,617
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	16,620	13,585
[2]	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	18,458	17,530
	Fidelity National Financial Inc.	4.500%	8/15/28	18,523	17,597
	Fidelity National Financial Inc.	3.400%	6/15/30	2,814	2,422
	Fidelity National Financial Inc.	2.450%	3/15/31	11,457	8,986
	Fifth Third Bancorp	3.950%	3/14/28	16,818	15,934
	Fifth Third Bancorp	4.772%	7/28/30	13,175	12,637
	Fifth Third Bancorp	4.337%	4/25/33	24,034	22,143
	First American Financial Corp.	4.000%	5/15/30	9,913	8,722
	First American Financial Corp.	2.400%	8/15/31	17,894	13,405
[1]	First Horizon Bank	5.750%	5/1/30	2,338	2,339
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	6,680	6,841
	Franklin Resources Inc.	1.600%	10/30/30	20,729	16,052
	FS KKR Capital Corp.	3.250%	7/15/27	1	1
	FS KKR Capital Corp.	3.125%	10/12/28	19,138	15,692
	GATX Corp.	3.500%	3/15/28	4,993	4,529
	GATX Corp.	4.550%	11/7/28	11,784	11,192
	GATX Corp.	4.700%	4/1/29	8,340	7,992
	GATX Corp.	4.000%	6/30/30	16,444	14,791
	GATX Corp.	1.900%	6/1/31	8,848	6,664
	GATX Corp.	3.500%	6/1/32	6,887	5,788
	GE Capital Funding LLC	4.550%	5/15/32	16,291	15,506
	Global Payments Inc.	4.450%	6/1/28	9,318	8,703
	Global Payments Inc.	3.200%	8/15/29	41,343	35,157
	Global Payments Inc.	2.900%	5/15/30	33,506	27,575
	Global Payments Inc.	2.900%	11/15/31	23,439	18,618
	Global Payments Inc.	5.400%	8/15/32	18,200	17,409
	Globe Life Inc.	4.550%	9/15/28	19,644	19,288
	Globe Life Inc.	2.150%	8/15/30	3,225	2,575
	Globe Life Inc.	4.800%	6/15/32	7,245	6,926
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	61,885	56,745
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	94,667	88,668
	Goldman Sachs Group Inc.	2.600%	2/7/30	28,102	23,633
	Goldman Sachs Group Inc.	3.800%	3/15/30	78,795	71,508
	Goldman Sachs Group Inc.	1.992%	1/27/32	52,287	40,175
	Goldman Sachs Group Inc.	2.615%	4/22/32	117,963	94,813
	Goldman Sachs Group Inc.	2.383%	7/21/32	103,590	81,405
	Goldman Sachs Group Inc.	2.650%	10/21/32	76,227	60,789

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	6.125%	2/15/33	10,793	11,398
	Goldman Sachs Group Inc.	3.102%	2/24/33	80,525	66,372
	Hanover Insurance Group Inc.	2.500%	9/1/30	2,498	1,935
	Hartford Financial Services Group Inc.	2.800%	8/19/29	15,541	13,383
[1]	HSBC Holdings plc	4.583%	6/19/29	75,049	70,563
	HSBC Holdings plc	2.206%	8/17/29	72,605	60,236
	HSBC Holdings plc	4.950%	3/31/30	53,242	51,292
[1]	HSBC Holdings plc	3.973%	5/22/30	75,544	67,829
[1]	HSBC Holdings plc	2.848%	6/4/31	47,524	39,072
[1]	HSBC Holdings plc	2.357%	8/18/31	29,634	23,412
[1]	HSBC Holdings plc	7.625%	5/17/32	2,390	2,498
	HSBC Holdings plc	2.804%	5/24/32	79,938	63,767
	HSBC Holdings plc	2.871%	11/22/32	45,685	36,148
	HSBC Holdings plc	4.762%	3/29/33	50,200	45,073
	HSBC Holdings plc	5.402%	8/11/33	64,868	62,112
	HSBC Holdings plc	8.113%	11/3/33	41,135	45,283
	Huntington Bancshares Inc.	2.550%	2/4/30	23,702	19,834
	Huntington Bancshares Inc.	5.023%	5/17/33	12,625	12,138
	Huntington Bancshares Inc.	2.487%	8/15/36	5,566	4,122
	Huntington National Bank	5.650%	1/10/30	18,927	19,084
	ING Groep NV	4.550%	10/2/28	30,570	29,299
	ING Groep NV	4.050%	4/9/29	15,692	14,574
	ING Groep NV	2.727%	4/1/32	15,958	12,908
	ING Groep NV	4.252%	3/28/33	32,270	29,013
	Intercontinental Exchange Inc.	3.750%	9/21/28	20,225	18,973
	Intercontinental Exchange Inc.	4.350%	6/15/29	46,834	45,352
	Intercontinental Exchange Inc.	2.100%	6/15/30	30,655	24,893
	Intercontinental Exchange Inc.	1.850%	9/15/32	41,568	31,183
	Jackson Financial Inc.	3.125%	11/23/31	14,188	11,343
	Jackson Financial Inc.	5.670%	6/8/32	3,810	3,716
	Jefferies Financial Group Inc.	4.150%	1/23/30	18,267	16,538
	Jefferies Financial Group Inc.	2.625%	10/15/31	29,199	22,834
	Jefferies Financial Group Inc.	2.750%	10/15/32	10,291	7,943
	JPMorgan Chase & Co.	3.875%	9/10/24	1	1
	JPMorgan Chase & Co.	1.040%	2/4/27	82	72
	JPMorgan Chase & Co.	3.625%	12/1/27	4,599	4,294
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	325	297
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	61,426	57,102
	JPMorgan Chase & Co.	2.069%	6/1/29	41,603	35,076
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	47,646	44,638
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	69,465	65,837
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	59,570	53,782
	JPMorgan Chase & Co.	4.565%	6/14/30	52,415	49,764
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	104,116	87,717
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	80,183	75,635
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	44,604	36,918
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	87,898	73,860
	JPMorgan Chase & Co.	1.764%	11/19/31	24,820	19,117
	JPMorgan Chase & Co.	1.953%	2/4/32	94,733	73,572
	JPMorgan Chase & Co.	2.580%	4/22/32	102,344	82,885
	JPMorgan Chase & Co.	2.545%	11/8/32	78,404	62,557
	JPMorgan Chase & Co.	2.963%	1/25/33	87,356	71,970
	JPMorgan Chase & Co.	4.586%	4/26/33	39,421	36,761
	JPMorgan Chase & Co.	4.912%	7/25/33	133,180	127,473
	JPMorgan Chase & Co.	5.717%	9/14/33	78,860	78,095
	Kemper Corp.	2.400%	9/30/30	8,918	6,935
	Kemper Corp.	3.800%	2/23/32	8,746	7,397
[1]	KeyBank NA	6.950%	2/1/28	1,938	2,036
[1]	KeyBank NA	3.900%	4/13/29	13,343	12,029
[1]	KeyBank NA	4.900%	8/8/32	29,152	27,422
	KeyBank NA	5.000%	1/26/33	12,325	11,845
[1]	KeyCorp	4.100%	4/30/28	27,344	25,934
[1]	KeyCorp	2.550%	10/1/29	19,193	16,240
[1]	KeyCorp	4.789%	6/1/33	18,965	17,789
	Lazard Group LLC	4.500%	9/19/28	8,697	8,197
	Lazard Group LLC	4.375%	3/11/29	8,804	8,261
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lincoln National Corp.	3.800%	3/1/28	16,109	14,900
	Lincoln National Corp.	3.050%	1/15/30	15,532	13,120
	Lincoln National Corp.	3.400%	1/15/31	12,694	10,695
	Lloyds Banking Group plc	4.375%	3/22/28	49,981	47,291
	Lloyds Banking Group plc	4.550%	8/16/28	25,309	23,964
	Lloyds Banking Group plc	4.976%	8/11/33	31,209	29,117
	Lloyds Banking Group plc	7.953%	11/15/33	25,325	27,691
	Loews Corp.	3.200%	5/15/30	13,291	11,793
	M&T Bank Corp.	5.053%	1/27/34	25,830	24,657
	Manulife Financial Corp.	3.703%	3/16/32	15,060	13,515
	Markel Corp.	3.350%	9/17/29	10,795	9,497
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	41,492	39,550
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	17,017	13,800
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	8,653	6,942
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	16,443	17,078
	Mastercard Inc.	2.950%	6/1/29	35,069	31,551
	Mastercard Inc.	3.350%	3/26/30	43,055	39,496
	Mastercard Inc.	1.900%	3/15/31	7,728	6,298
	Mastercard Inc.	2.000%	11/18/31	15,708	12,676
	MetLife Inc.	4.550%	3/23/30	32,716	32,159
	MetLife Inc.	6.500%	12/15/32	4,367	4,861
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	27,546	25,958
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	8,355	7,831
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	41,085	37,623
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	55,608	48,870
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	31,903	26,672
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	36,566	29,089
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	64,614	50,407
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	15,376	12,113
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	24,915	20,125
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	16,538	15,053
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	39,882	38,676
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	18,880	18,754
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	15,057	14,793
	Mizuho Financial Group Inc.	4.018%	3/5/28	30,413	28,645
	Mizuho Financial Group Inc.	5.667%	5/27/29	10,000	9,984
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	25,569	23,939
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	28,938	24,905
[1]	Mizuho Financial Group Inc.	2.869%	9/13/30	22,455	18,909
[1]	Mizuho Financial Group Inc.	2.591%	5/25/31	2,664	2,179
	Mizuho Financial Group Inc.	5.739%	5/27/31	6,348	6,336
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	25,291	20,064
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	30,602	23,784
	Mizuho Financial Group Inc.	2.564%	9/13/31	23,717	18,447
	Mizuho Financial Group Inc.	2.172%	5/22/32	12,107	9,370
	Mizuho Financial Group Inc.	2.260%	7/9/32	6,768	5,246
	Mizuho Financial Group Inc.	5.669%	9/13/33	19,020	19,043
	Moody's Corp.	4.250%	8/8/32	16,449	15,223
	Morgan Stanley	1.593%	5/4/27	11	10
[1]	Morgan Stanley	4.431%	1/23/30	67,177	63,281
[1]	Morgan Stanley	2.699%	1/22/31	85,020	71,017
[1]	Morgan Stanley	3.622%	4/1/31	92,187	81,581
[1]	Morgan Stanley	1.794%	2/13/32	68,126	51,811
	Morgan Stanley	7.250%	4/1/32	22,237	25,186
[1]	Morgan Stanley	1.928%	4/28/32	61,013	46,671
[1]	Morgan Stanley	2.239%	7/21/32	92,182	71,729
[1]	Morgan Stanley	2.511%	10/20/32	62,083	49,045
	Morgan Stanley	2.943%	1/21/33	75,987	62,251
	Morgan Stanley	4.889%	7/20/33	49,603	47,107
	Morgan Stanley	6.342%	10/18/33	77,955	82,209
	Morgan Stanley	2.484%	9/16/36	74,355	55,436
	Morgan Stanley	5.297%	4/20/37	45,997	42,794
	Morgan Stanley	5.948%	1/19/38	48,291	47,069
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	9,226	8,957
	Nasdaq Inc.	1.650%	1/15/31	18,990	14,526
[1]	NatWest Group plc	4.892%	5/18/29	49,418	47,274

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	NatWest Group plc	5.076%	1/27/30	46,232	44,236
[1]	NatWest Group plc	4.445%	5/8/30	29,742	27,489
[1]	NatWest Group plc	3.032%	11/28/35	11,323	8,740
	Nomura Holdings Inc.	2.172%	7/14/28	27,301	22,749
	Nomura Holdings Inc.	2.710%	1/22/29	10,301	8,703
	Nomura Holdings Inc.	3.103%	1/16/30	52,558	44,512
	Nomura Holdings Inc.	2.679%	7/16/30	14,303	11,611
	Nomura Holdings Inc.	2.608%	7/14/31	33,320	26,153
	Nomura Holdings Inc.	2.999%	1/22/32	34,484	27,639
	Nomura Holdings Inc.	6.181%	1/18/33	9,260	9,399
	Northern Trust Corp.	3.650%	8/3/28	8,911	8,429
	Northern Trust Corp.	3.150%	5/3/29	12,295	11,174
	Northern Trust Corp.	1.950%	5/1/30	17,849	14,595
	Northern Trust Corp.	6.125%	11/2/32	31,131	32,830
	ORIX Corp.	3.700%	7/18/27	1	1
	ORIX Corp.	2.250%	3/9/31	12,158	9,821
	ORIX Corp.	4.000%	4/13/32	15,663	14,223
	ORIX Corp.	5.200%	9/13/32	10,730	10,654
	Owl Rock Capital Corp.	2.875%	6/11/28	19,891	15,944
	PartnerRe Finance B LLC	3.700%	7/2/29	12,967	11,719
	PartnerRe Finance B LLC	4.500%	10/1/50	11,642	10,453
	PayPal Holdings Inc.	2.850%	10/1/29	36,765	31,911
	PayPal Holdings Inc.	2.300%	6/1/30	24,734	20,379
	PayPal Holdings Inc.	4.400%	6/1/32	35,111	33,048
[1]	PNC Bank NA	3.250%	1/22/28	819	761
[1]	PNC Bank NA	4.050%	7/26/28	46,647	44,012
[1]	PNC Bank NA	2.700%	10/22/29	13,513	11,474
	PNC Financial Services Group Inc.	3.450%	4/23/29	40,521	37,277
	PNC Financial Services Group Inc.	2.550%	1/22/30	33,746	28,725
	PNC Financial Services Group Inc.	2.307%	4/23/32	23,375	18,959
	PNC Financial Services Group Inc.	4.626%	6/6/33	14,955	13,900
	PNC Financial Services Group Inc.	6.037%	10/28/33	53,280	55,386
	PNC Financial Services Group Inc.	5.068%	1/24/34	28,260	27,373
	Primerica Inc.	2.800%	11/19/31	17,319	14,311
	Principal Financial Group Inc.	3.700%	5/15/29	14,014	13,004
	Principal Financial Group Inc.	2.125%	6/15/30	2,479	2,021
	Progressive Corp.	4.000%	3/1/29	15,129	14,473
	Progressive Corp.	6.625%	3/1/29	4,855	5,251
	Progressive Corp.	3.200%	3/26/30	22,183	19,943
	Progressive Corp.	3.000%	3/15/32	12,843	11,114
	Progressive Corp.	6.250%	12/1/32	3,218	3,525
	Prospect Capital Corp.	3.437%	10/15/28	4,848	3,881
[1]	Prudential Financial Inc.	3.878%	3/27/28	5,627	5,367
[1]	Prudential Financial Inc.	2.100%	3/10/30	1,356	1,124
[1]	Prudential Financial Inc.	5.700%	9/15/48	12,542	11,929
[1]	Prudential Financial Inc.	3.700%	10/1/50	23,295	19,693
	Prudential Financial Inc.	5.125%	3/1/52	30,463	27,903
	Prudential Financial Inc.	6.000%	9/1/52	29,560	28,676
	Prudential plc	3.125%	4/14/30	19,507	17,168
	Prudential plc	3.625%	3/24/32	8,927	7,964
	Raymond James Financial Inc.	4.650%	4/1/30	9,198	8,834
	Regions Financial Corp.	1.800%	8/12/28	17,035	14,292
	Reinsurance Group of America Inc.	3.900%	5/15/29	19,880	18,206
	Reinsurance Group of America Inc.	3.150%	6/15/30	4,805	4,111
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	8,313	7,474
[1]	Royal Bank of Canada	2.300%	11/3/31	40,745	32,697
	Royal Bank of Canada	3.875%	5/4/32	17,339	15,671
[1]	Royal Bank of Canada	5.000%	2/1/33	32,313	31,526
	Santander UK Group Holdings plc	2.896%	3/15/32	21,773	17,418
[1]	State Street Corp.	4.141%	12/3/29	14,842	14,074
	State Street Corp.	2.400%	1/24/30	24,968	21,351
	State Street Corp.	2.200%	3/3/31	32,405	26,055
	State Street Corp.	3.152%	3/30/31	13,486	11,843
	State Street Corp.	4.421%	5/13/33	10,273	9,727
	State Street Corp.	4.164%	8/4/33	20,120	18,454
	State Street Corp.	4.821%	1/26/34	19,665	18,979
[1]	State Street Corp.	3.031%	11/1/34	4,288	3,666
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Stewart Information Services Corp.	3.600%	11/15/31	15,770	12,198
	Stifel Financial Corp.	4.000%	5/15/30	10,226	9,037
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	10,363	9,553
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	14,834	13,864
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	64,672	53,680
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	8,761	8,302
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	65,234	56,517
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	10,427	8,927
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	3,753	3,163
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	20,280	20,427
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	31,615	26,723
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	45,020	35,962
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	30,435	23,863
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	11,788	8,976
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	5,360	4,181
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	43,241	43,655
	SVB Financial Group	2.100%	5/15/28	4,135	3,474
	SVB Financial Group	3.125%	6/5/30	13,814	11,654
	SVB Financial Group	1.800%	2/2/31	20,563	15,249
	SVB Financial Group	4.570%	4/29/33	3,223	2,908
	Synchrony Financial	5.150%	3/19/29	16,307	15,322
	Synchrony Financial	2.875%	10/28/31	16,298	12,267
[1]	Toronto-Dominion Bank	2.000%	9/10/31	20,634	16,203
[1]	Toronto-Dominion Bank	2.450%	1/12/32	14,727	11,934
[1]	Toronto-Dominion Bank	3.200%	3/10/32	40,652	34,969
	Toronto-Dominion Bank	4.456%	6/8/32	57,120	53,806
[1]	Truist Bank	2.250%	3/11/30	27,746	22,930
[1]	Truist Financial Corp.	3.875%	3/19/29	21,359	19,833
[1]	Truist Financial Corp.	1.887%	6/7/29	31,963	26,970
[1]	Truist Financial Corp.	1.950%	6/5/30	5,436	4,399
[1]	Truist Financial Corp.	4.916%	7/28/33	21,427	20,196
[1]	Truist Financial Corp.	6.123%	10/28/33	29,750	31,166
[1]	Truist Financial Corp.	5.122%	1/26/34	26,785	26,066
	Unum Group	4.000%	6/15/29	10,214	9,331
[1]	US Bancorp	3.900%	4/26/28	27,322	26,095
[1]	US Bancorp	3.000%	7/30/29	26,718	23,472
[1]	US Bancorp	1.375%	7/22/30	22,499	17,443
[1]	US Bancorp	2.677%	1/27/33	14,202	11,720
[1]	US Bancorp	4.967%	7/22/33	33,138	31,599
	US Bancorp	5.850%	10/21/33	50,892	52,431
	US Bancorp	4.839%	2/1/34	15,243	14,588
	US Bancorp	2.491%	11/3/36	28,895	22,221
	Visa Inc.	2.750%	9/15/27	13,846	12,804
	Visa Inc.	2.050%	4/15/30	33,828	28,621
	Visa Inc.	1.100%	2/15/31	20,957	16,089
	Webster Financial Corp.	4.100%	3/25/29	8,519	7,836
[1]	Wells Fargo & Co.	3.196%	6/17/27	184	171
[1]	Wells Fargo & Co.	4.150%	1/24/29	61,199	57,319
[1]	Wells Fargo & Co.	7.950%	11/15/29	1,060	1,215
[1]	Wells Fargo & Co.	2.879%	10/30/30	105,302	89,598
[1]	Wells Fargo & Co.	2.572%	2/11/31	75,184	62,671
[1]	Wells Fargo & Co.	4.478%	4/4/31	62,762	58,980
[1]	Wells Fargo & Co.	3.350%	3/2/33	86,477	73,144
[1]	Wells Fargo & Co.	4.897%	7/25/33	110,914	105,842
	Western Union Co.	2.750%	3/15/31	4,000	3,109

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westpac Banking Corp.	3.400%	1/25/28	7,523	6,990
	Westpac Banking Corp.	1.953%	11/20/28	48,136	41,051
	Westpac Banking Corp.	2.650%	1/16/30	16,465	14,385
	Westpac Banking Corp.	2.150%	6/3/31	29,780	24,769
	Westpac Banking Corp.	5.405%	8/10/33	16,500	15,813
	Westpac Banking Corp.	4.110%	7/24/34	36,031	31,820
	Westpac Banking Corp.	2.668%	11/15/35	23,732	18,223
	Westpac Banking Corp.	3.020%	11/18/36	28,074	21,516
	Willis North America Inc.	4.500%	9/15/28	12,917	12,256
	Willis North America Inc.	2.950%	9/15/29	21,962	18,766
	Wintrust Financial Corp.	4.850%	6/6/29	6,776	6,177
	Zions Bancorp NA	3.250%	10/29/29	6,410	5,333
					12,507,606
Health Care (9.1%)
	Abbott Laboratories	1.150%	1/30/28	5,360	4,542
	Abbott Laboratories	1.400%	6/30/30	12,909	10,333
	AbbVie Inc.	4.250%	11/14/28	66,259	63,376
	AbbVie Inc.	3.200%	11/21/29	138,992	122,882
	Adventist Health System	2.952%	3/1/29	8,784	7,595
	Adventist Health System	5.430%	3/1/32	8,050	7,970
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	4,509	4,213
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	8,583	7,140
	Agilent Technologies Inc.	2.750%	9/15/29	2,559	2,210
	Agilent Technologies Inc.	2.100%	6/4/30	11,776	9,547
	Agilent Technologies Inc.	2.300%	3/12/31	34,819	28,322
	AmerisourceBergen Corp.	3.450%	12/15/27	11,435	10,640
	AmerisourceBergen Corp.	2.800%	5/15/30	7,951	6,778
	AmerisourceBergen Corp.	2.700%	3/15/31	34,466	28,625
[3]	Amgen Inc.	5.150%	3/2/28	15,000	14,940
	Amgen Inc.	1.650%	8/15/28	37,603	31,492
	Amgen Inc.	3.000%	2/22/29	12,223	10,874
	Amgen Inc.	4.050%	8/18/29	27,678	25,805
	Amgen Inc.	2.450%	2/21/30	36,894	30,976
[3]	Amgen Inc.	5.250%	3/2/30	22,375	22,262
	Amgen Inc.	2.300%	2/25/31	27,478	22,259
	Amgen Inc.	2.000%	1/15/32	18,763	14,518
	Amgen Inc.	3.350%	2/22/32	25,061	21,705
	Amgen Inc.	4.200%	3/1/33	5,500	5,056
[3]	Amgen Inc.	5.250%	3/2/33	56,200	55,783
[1]	Ascension Health	2.532%	11/15/29	11,137	9,561
	AstraZeneca Finance LLC	1.750%	5/28/28	46,500	39,816
	AstraZeneca Finance LLC	2.250%	5/28/31	18,593	15,480
	AstraZeneca plc	4.000%	1/17/29	32,611	31,269
	AstraZeneca plc	1.375%	8/6/30	34,759	27,429
	Banner Health	2.338%	1/1/30	2,371	2,003
	Banner Health	1.897%	1/1/31	7,865	6,238
	Baxter International Inc.	2.272%	12/1/28	45,758	38,313
	Baxter International Inc.	3.950%	4/1/30	19,221	17,267
	Baxter International Inc.	1.730%	4/1/31	14,118	10,508
	Baxter International Inc.	2.539%	2/1/32	42,499	32,915
[1]	Baylor Scott & White Holdings	1.777%	11/15/30	2,823	2,232
	Becton Dickinson & Co.	3.700%	6/6/27	6,000	5,662
	Becton Dickinson & Co.	2.823%	5/20/30	10,000	8,561
	Becton Dickinson & Co.	1.957%	2/11/31	30,971	24,358
	Becton Dickinson & Co.	4.298%	8/22/32	15,747	14,629
	Biogen Inc.	2.250%	5/1/30	37,364	30,264
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	20,695	18,045
[1]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	2,236	2,129
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	13,477	11,995
[1]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	2,999	2,368
	Boston Scientific Corp.	4.000%	3/1/28	50	48
	Boston Scientific Corp.	2.650%	6/1/30	36,136	30,882
	Bristol-Myers Squibb Co.	3.900%	2/20/28	43,792	41,978
	Bristol-Myers Squibb Co.	3.400%	7/26/29	55,419	50,787
	Bristol-Myers Squibb Co.	1.450%	11/13/30	29,607	23,353
	Bristol-Myers Squibb Co.	2.950%	3/15/32	44,675	38,563
[1]	Cedars-Sinai Health System	2.288%	8/15/31	8,250	6,730
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Centene Corp.	2.450%	7/15/28	61,075	51,321
	Centene Corp.	4.625%	12/15/29	86,859	79,664
	Centene Corp.	3.375%	2/15/30	42,610	36,082
	Centene Corp.	3.000%	10/15/30	60,942	49,806
	Centene Corp.	2.500%	3/1/31	62,133	48,490
	Centene Corp.	2.625%	8/1/31	39,917	31,207
[1]	CHRISTUS Health	4.341%	7/1/28	6,468	6,168
	Cigna Group	4.375%	10/15/28	89,233	85,683
	Cigna Group	2.400%	3/15/30	35,563	29,636
	Cigna Group	2.375%	3/15/31	51,393	41,845
	CommonSpirit Health	3.347%	10/1/29	24,560	21,372
	CVS Health Corp.	4.300%	3/25/28	85,911	82,118
	CVS Health Corp.	3.250%	8/15/29	56,837	50,194
	CVS Health Corp.	5.125%	2/21/30	30,000	29,452
	CVS Health Corp.	3.750%	4/1/30	41,161	37,198
	CVS Health Corp.	1.750%	8/21/30	39,544	30,857
	CVS Health Corp.	1.875%	2/28/31	45,383	35,235
	CVS Health Corp.	2.125%	9/15/31	19,434	15,227
	CVS Health Corp.	5.250%	2/21/33	45,300	44,579
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	19,498	16,636
	DH Europe Finance II Sarl	2.600%	11/15/29	11,203	9,668
	Edwards Lifesciences Corp.	4.300%	6/15/28	12,581	12,065
	Elevance Health Inc.	4.101%	3/1/28	34,275	32,698
	Elevance Health Inc.	2.875%	9/15/29	31,089	27,081
	Elevance Health Inc.	2.250%	5/15/30	26,547	21,866
	Elevance Health Inc.	2.550%	3/15/31	31,308	25,936
	Elevance Health Inc.	4.100%	5/15/32	3,870	3,548
	Elevance Health Inc.	5.500%	10/15/32	16,868	17,133
	Elevance Health Inc.	4.750%	2/15/33	11,433	10,975
	Eli Lilly & Co.	3.375%	3/15/29	12,803	11,887
	Eli Lilly & Co.	4.700%	2/27/33	5,300	5,271
[2]	GE HealthCare Technologies Inc.	5.857%	3/15/30	28,215	28,833
[2]	GE HealthCare Technologies Inc.	5.905%	11/22/32	46,782	48,338
	Gilead Sciences Inc.	1.650%	10/1/30	14,937	11,804
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	58,815	56,039
	GlaxoSmithKline Capital plc	3.375%	6/1/29	19,239	17,585
	HCA Inc.	5.625%	9/1/28	31,546	31,177
	HCA Inc.	5.875%	2/1/29	37,405	37,384
[2]	HCA Inc.	3.375%	3/15/29	16,889	14,786
	HCA Inc.	4.125%	6/15/29	48,355	44,020
	HCA Inc.	3.500%	9/1/30	64,348	55,324
	HCA Inc.	2.375%	7/15/31	25,200	19,618
[2]	HCA Inc.	3.625%	3/15/32	43,687	36,924
	Humana Inc.	5.750%	3/1/28	5,000	5,092
	Humana Inc.	3.700%	3/23/29	14,157	12,841
	Humana Inc.	3.125%	8/15/29	20,586	17,957
	Humana Inc.	4.875%	4/1/30	15,903	15,566
	Humana Inc.	2.150%	2/3/32	20,927	16,136
	Illumina Inc.	2.550%	3/23/31	10,771	8,611
	Johnson & Johnson	2.900%	1/15/28	10,204	9,489
	Johnson & Johnson	6.950%	9/1/29	1,722	2,041
	Johnson & Johnson	1.300%	9/1/30	36,663	29,423
	Laboratory Corp. of America Holdings	2.950%	12/1/29	5,851	5,019
	Laboratory Corp. of America Holdings	2.700%	6/1/31	14,953	12,435
	Merck & Co. Inc.	1.900%	12/10/28	14,755	12,656
	Merck & Co. Inc.	3.400%	3/7/29	48,242	44,790
	Merck & Co. Inc.	1.450%	6/24/30	31,938	25,551
	Merck & Co. Inc.	2.150%	12/10/31	54,710	44,580
	Mylan Inc.	4.550%	4/15/28	11,667	10,924
	Novartis Capital Corp.	2.200%	8/14/30	34,529	29,184
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	6,290	4,530
	OhioHealth Corp.	2.297%	11/15/31	7,740	6,271
	PerkinElmer Inc.	1.900%	9/15/28	13,595	11,312
	PerkinElmer Inc.	3.300%	9/15/29	17,959	15,516

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PerkinElmer Inc.	2.550%	3/15/31	12,177	9,777
	PerkinElmer Inc.	2.250%	9/15/31	5,540	4,295
	Pfizer Inc.	3.600%	9/15/28	8,414	7,999
	Pfizer Inc.	3.450%	3/15/29	59,413	55,358
	Pfizer Inc.	2.625%	4/1/30	43,347	37,843
	Pfizer Inc.	1.700%	5/28/30	21,304	17,418
	Pfizer Inc.	1.750%	8/18/31	20,531	16,304
	Pharmacia LLC	6.600%	12/1/28	11,514	12,571
[1]	Piedmont Healthcare Inc.	2.044%	1/1/32	5,751	4,496
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	4,952	4,181
	Quest Diagnostics Inc.	4.200%	6/30/29	9,935	9,390
	Quest Diagnostics Inc.	2.950%	6/30/30	24,559	21,129
	Quest Diagnostics Inc.	2.800%	6/30/31	1,779	1,493
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	28,962	22,546
	Royalty Pharma plc	2.200%	9/2/30	15,542	12,183
	Royalty Pharma plc	2.150%	9/2/31	21,799	16,592
[1]	Rush Obligated Group	3.922%	11/15/29	8,281	7,594
	Sanofi	3.625%	6/19/28	16,960	16,106
	Smith & Nephew plc	2.032%	10/14/30	25,160	19,786
[1]	Stanford Health Care	3.310%	8/15/30	7,540	6,747
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	28,453	23,399
	Stryker Corp.	3.650%	3/7/28	19,756	18,609
	Stryker Corp.	1.950%	6/15/30	17,635	14,336
[1]	Sutter Health	3.695%	8/15/28	2,961	2,732
[1]	Sutter Health	2.294%	8/15/30	18,350	15,146
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	61,330	60,501
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	42,204	34,398
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	26,065	22,001
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	12,315	10,661
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	41,407	33,078
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	16,274	16,209
	UnitedHealth Group Inc.	3.450%	1/15/27	90	85
	UnitedHealth Group Inc.	5.250%	2/15/28	8,554	8,671
	UnitedHealth Group Inc.	3.850%	6/15/28	37,163	35,264
	UnitedHealth Group Inc.	3.875%	12/15/28	17,641	16,667
	UnitedHealth Group Inc.	2.875%	8/15/29	35,617	31,385
	UnitedHealth Group Inc.	5.300%	2/15/30	33,205	33,646
	UnitedHealth Group Inc.	2.000%	5/15/30	12,038	9,866
	UnitedHealth Group Inc.	2.300%	5/15/31	54,729	45,123
	UnitedHealth Group Inc.	4.200%	5/15/32	49,795	46,834
	UnitedHealth Group Inc.	5.350%	2/15/33	10,812	11,059
	Universal Health Services Inc.	2.650%	10/15/30	21,843	17,602
[2]	Universal Health Services Inc.	2.650%	1/15/32	200	154
	Universal Health Services Inc.	2.650%	1/15/32	10,395	8,014
	Viatris Inc.	2.700%	6/22/30	34,564	27,397
	Zimmer Biomet Holdings Inc.	3.550%	3/20/30	7,331	6,425
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	14,213	11,516
	Zoetis Inc.	3.900%	8/20/28	15,633	14,803
	Zoetis Inc.	2.000%	5/15/30	19,454	15,936
	Zoetis Inc.	5.600%	11/16/32	16,920	17,509
					3,768,714
Industrials (6.2%)
[1]	3M Co.	3.625%	9/14/28	3,660	3,397
[1]	3M Co.	3.375%	3/1/29	27,383	24,747
	3M Co.	2.375%	8/26/29	23,964	20,120
	3M Co.	3.050%	4/15/30	14,629	12,808
	Acuity Brands Lighting Inc.	2.150%	12/15/30	12,902	10,096
	Allegion plc	3.500%	10/1/29	12,866	11,223
	Allegion US Holding Co. Inc.	5.411%	7/1/32	13,130	12,818
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	3,747	3,079
[1]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	2,169	1,978
[1]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	8,478	7,766
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	10,104	9,026
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	6,550	5,799
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	9,905	8,998
[1]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	10,146	9,019
[1]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	11,376	9,865
	Amphenol Corp.	4.350%	6/1/29	13,371	12,979
	Amphenol Corp.	2.800%	2/15/30	27,443	23,667
	Amphenol Corp.	2.200%	9/15/31	13,746	10,937
	Boeing Co.	3.250%	3/1/28	10,764	9,791
	Boeing Co.	3.450%	11/1/28	15,745	14,244
	Boeing Co.	3.200%	3/1/29	29,267	25,756
	Boeing Co.	2.950%	2/1/30	28,518	24,329
	Boeing Co.	5.150%	5/1/30	109,203	105,809
	Boeing Co.	3.625%	2/1/31	34,988	30,658
	Canadian National Railway Co.	6.900%	7/15/28	5,446	5,926
	Canadian National Railway Co.	3.850%	8/5/32	19,761	18,126
	Canadian Pacific Railway Co.	4.000%	6/1/28	2,485	2,362
	Canadian Pacific Railway Co.	2.050%	3/5/30	29,198	23,993
	Canadian Pacific Railway Co.	7.125%	10/15/31	4,076	4,565
	Canadian Pacific Railway Co.	2.450%	12/2/31	36,371	30,272
	Carrier Global Corp.	2.722%	2/15/30	54,114	45,640
	Carrier Global Corp.	2.700%	2/15/31	17,115	14,137
	Caterpillar Inc.	2.600%	9/19/29	2,821	2,458
	Caterpillar Inc.	2.600%	4/9/30	35,187	30,657
	Caterpillar Inc.	1.900%	3/12/31	2,524	2,041
	CH Robinson Worldwide Inc.	4.200%	4/15/28	16,538	15,745
[1]	CNH Industrial NV	3.850%	11/15/27	9,073	8,597
	CSX Corp.	3.800%	3/1/28	17,173	16,313
	CSX Corp.	4.250%	3/15/29	32,725	31,047
	CSX Corp.	2.400%	2/15/30	7,489	6,321
	CSX Corp.	4.100%	11/15/32	26,856	24,751
	Cummins Inc.	1.500%	9/1/30	12,814	10,158
	Deere & Co.	5.375%	10/16/29	8,913	9,241
	Deere & Co.	3.100%	4/15/30	28,624	25,600
[1]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	14,379	12,589
	Dover Corp.	2.950%	11/4/29	4,484	3,889
	Eaton Corp.	4.000%	11/2/32	18,303	16,777
	Emerson Electric Co.	1.800%	10/15/27	5,000	4,363
	Emerson Electric Co.	2.000%	12/21/28	28,341	24,211
	Emerson Electric Co.	1.950%	10/15/30	12,882	10,393
	Emerson Electric Co.	2.200%	12/21/31	27,265	21,841
	FedEx Corp.	3.400%	2/15/28	7,412	6,830
	FedEx Corp.	4.200%	10/17/28	10,942	10,505
	FedEx Corp.	3.100%	8/5/29	21,439	18,904
	FedEx Corp.	4.250%	5/15/30	20,351	19,095
	FedEx Corp.	2.400%	5/15/31	21,250	17,260
	Flowserve Corp.	3.500%	10/1/30	24,625	20,872
	General Dynamics Corp.	3.750%	5/15/28	21,762	20,684
	General Dynamics Corp.	3.625%	4/1/30	31,723	29,560
	General Dynamics Corp.	2.250%	6/1/31	7,144	5,952
	Honeywell International Inc.	4.950%	2/15/28	7,430	7,505
	Honeywell International Inc.	2.700%	8/15/29	12,142	10,685
	Honeywell International Inc.	1.950%	6/1/30	34,433	28,422
	Honeywell International Inc.	1.750%	9/1/31	32,172	25,471
	Honeywell International Inc.	5.000%	2/15/33	4,200	4,251
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	9,200	8,416
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	16,845	13,948
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	2,118	1,934
	IDEX Corp.	3.000%	5/1/30	24,886	21,403
	Jacobs Engineering Group Inc.	5.900%	3/1/33	6,845	6,726
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	9,064	8,309

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	2,196	1,851
[3]	John Deere Capital Corp.	4.900%	3/3/28	5,000	4,994
[1]	John Deere Capital Corp.	1.500%	3/6/28	16,135	13,801
[1]	John Deere Capital Corp.	3.450%	3/7/29	21,375	19,806
[1]	John Deere Capital Corp.	2.800%	7/18/29	18,400	16,311
[1]	John Deere Capital Corp.	2.450%	1/9/30	12,155	10,462
	John Deere Capital Corp.	1.450%	1/15/31	15,751	12,387
[1]	John Deere Capital Corp.	3.900%	6/7/32	30,308	28,166
[1]	John Deere Capital Corp.	4.350%	9/15/32	15,047	14,492
	Johnson Controls International plc	1.750%	9/15/30	22,284	17,780
	Johnson Controls International plc	2.000%	9/16/31	4,417	3,484
	Johnson Controls International plc	4.900%	12/1/32	5,089	5,007
	Kansas City Southern	2.875%	11/15/29	12,149	10,513
	Kennametal Inc.	4.625%	6/15/28	3,490	3,289
	Kennametal Inc.	2.800%	3/1/31	3,523	2,779
	Keysight Technologies Inc.	3.000%	10/30/29	3,586	3,095
	Kirby Corp.	4.200%	3/1/28	13,740	12,893
	L3Harris Technologies Inc.	4.400%	6/15/28	24,539	23,604
[1]	L3Harris Technologies Inc.	4.400%	6/15/28	23,547	22,717
	L3Harris Technologies Inc.	1.800%	1/15/31	17,953	14,001
	Lockheed Martin Corp.	1.850%	6/15/30	11,792	9,644
	Lockheed Martin Corp.	3.900%	6/15/32	20,170	18,710
	Lockheed Martin Corp.	5.250%	1/15/33	25,428	26,070
[2]	Mileage Plus Holdings LLC	6.500%	6/20/27	14,400	14,386
	Norfolk Southern Corp.	3.800%	8/1/28	14,347	13,410
	Norfolk Southern Corp.	2.550%	11/1/29	15,015	12,701
	Norfolk Southern Corp.	2.300%	5/15/31	7,821	6,333
	Norfolk Southern Corp.	3.000%	3/15/32	15,594	13,163
	Northrop Grumman Corp.	4.400%	5/1/30	11,998	11,460
	Northrop Grumman Corp.	4.700%	3/15/33	9,435	9,097
	nVent Finance Sarl	4.550%	4/15/28	11,216	10,396
	nVent Finance Sarl	2.750%	11/15/31	6,709	5,303
	Oshkosh Corp.	4.600%	5/15/28	6,715	6,478
	Oshkosh Corp.	3.100%	3/1/30	8,171	7,045
	Otis Worldwide Corp.	2.565%	2/15/30	40,538	34,163
	Parker-Hannifin Corp.	3.250%	6/14/29	31,850	28,359
	Parker-Hannifin Corp.	4.500%	9/15/29	32,875	31,408
	Pentair Finance Sarl	4.500%	7/1/29	15,079	13,841
	Pentair Finance Sarl	5.900%	7/15/32	8,390	8,398
	Raytheon Technologies Corp.	4.125%	11/16/28	78,903	75,134
	Raytheon Technologies Corp.	2.250%	7/1/30	23,588	19,533
	Raytheon Technologies Corp.	1.900%	9/1/31	12,191	9,530
	Raytheon Technologies Corp.	2.375%	3/15/32	49,926	40,235
	Raytheon Technologies Corp.	5.150%	2/27/33	7,580	7,540
[2]	Regal Rexnord Corp.	6.050%	4/15/28	26,000	25,412
[2]	Regal Rexnord Corp.	6.300%	2/15/30	30,110	29,506
[2]	Regal Rexnord Corp.	6.400%	4/15/33	2,500	2,449
	Republic Services Inc.	3.950%	5/15/28	14,751	13,970
	Republic Services Inc.	2.300%	3/1/30	19,287	16,153
	Republic Services Inc.	1.450%	2/15/31	21,254	16,295
	Republic Services Inc.	1.750%	2/15/32	9,296	7,130
	Rockwell Automation Inc.	3.500%	3/1/29	14,418	13,365
	Rockwell Automation Inc.	1.750%	8/15/31	7,990	6,286
	Southwest Airlines Co.	3.000%	11/15/26	9,695	8,926
	Southwest Airlines Co.	2.625%	2/10/30	11,213	9,336
[1]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,917	1,779
	Teledyne Technologies Inc.	2.250%	4/1/28	18,445	15,960
	Teledyne Technologies Inc.	2.750%	4/1/31	37,524	30,701
	Textron Inc.	3.900%	9/17/29	14,367	13,045
	Textron Inc.	3.000%	6/1/30	9,178	7,956
	Textron Inc.	2.450%	3/15/31	10,430	8,536
	Timken Co.	4.500%	12/15/28	8,673	8,211
	Timken Co.	4.125%	4/1/32	10,905	9,815
[3]	Trane Technologies Financing Ltd.	5.250%	3/3/33	10,000	9,939
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	13,582	12,786
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	18,479	17,023
	Trimble Inc.	4.900%	6/15/28	8,398	8,055
[2]	Triton Container International Ltd.	3.150%	6/15/31	10,945	8,575
	Triton Container International Ltd.	3.250%	3/15/32	4,327	3,345
	Tyco Electronics Group SA	2.500%	2/4/32	5,943	4,922
	Union Pacific Corp.	2.150%	2/5/27	9,239	8,361
	Union Pacific Corp.	3.950%	9/10/28	21,465	20,533
	Union Pacific Corp.	6.625%	2/1/29	2,839	3,083
	Union Pacific Corp.	3.700%	3/1/29	18,342	17,163
	Union Pacific Corp.	2.400%	2/5/30	22,912	19,478
	Union Pacific Corp.	2.375%	5/20/31	14,670	12,159
	Union Pacific Corp.	2.800%	2/14/32	31,463	26,556
	Union Pacific Corp.	4.500%	1/20/33	18,590	17,895
	Union Pacific Corp.	2.891%	4/6/36	3,575	2,808
[1]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	3,080	2,687
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	17,879	17,730
[1]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	5,777	5,254
[1]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	9,121	8,218
[1]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	7,766	6,916
[1]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	3,641	3,268
[1]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	7,108	6,488
[1]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	10,154	8,533
	United Parcel Service Inc.	3.050%	11/15/27	5,000	4,641
	United Parcel Service Inc.	3.400%	3/15/29	20,604	19,039
	United Parcel Service Inc.	2.500%	9/1/29	10,034	8,682
	United Parcel Service Inc.	4.450%	4/1/30	23,385	22,860
	United Parcel Service Inc.	4.875%	3/3/33	8,275	8,218
[1]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	465	457
	Vontier Corp.	2.400%	4/1/28	10,614	8,702
	Vontier Corp.	2.950%	4/1/31	17,042	13,013
	Waste Connections Inc.	4.250%	12/1/28	11,744	11,228
	Waste Connections Inc.	3.500%	5/1/29	16,615	15,019
	Waste Connections Inc.	2.600%	2/1/30	12,268	10,440
	Waste Connections Inc.	2.200%	1/15/32	19,990	15,803
	Waste Connections Inc.	3.200%	6/1/32	12,329	10,520
	Waste Connections Inc.	4.200%	1/15/33	17,250	15,939
	Waste Management Inc.	1.150%	3/15/28	17,771	14,698
	Waste Management Inc.	2.000%	6/1/29	8,192	6,835
	Waste Management Inc.	4.625%	2/15/30	7,620	7,404
	Waste Management Inc.	1.500%	3/15/31	26,548	20,450
	Waste Management Inc.	4.150%	4/15/32	26,128	24,467
	Waste Management Inc.	4.625%	2/15/33	3,810	3,662
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	29,314	28,289
	Xylem Inc.	2.250%	1/30/31	11,302	9,123
					2,567,518
Materials (3.0%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	21,394	17,877
	Albemarle Corp.	5.050%	6/1/32	15,706	14,939
	Amcor Finance USA Inc.	4.500%	5/15/28	9,520	9,133
[1]	Amcor Flexibles North America Inc.	3.100%	9/15/26	6,123	5,622
	Amcor Flexibles North America Inc.	2.630%	6/19/30	26,236	21,726
	Amcor Flexibles North America Inc.	2.690%	5/25/31	12,173	9,870
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	17,925	15,582
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	16,471	14,049
	AptarGroup Inc.	3.600%	3/15/32	5,400	4,552

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ArcelorMittal SA	4.250%	7/16/29	12,980	12,040
	ArcelorMittal SA	6.800%	11/29/32	28,312	28,666
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	17,300	17,228
	Cabot Corp.	4.000%	7/1/29	6,360	5,729
	Cabot Corp.	5.000%	6/30/32	11,143	10,503
	Carlisle Cos. Inc.	3.750%	12/1/27	5,000	4,683
	Carlisle Cos. Inc.	2.750%	3/1/30	20,375	17,005
	Carlisle Cos. Inc.	2.200%	3/1/32	14,100	10,696
	Celanese US Holdings LLC	1.400%	8/5/26	3,616	3,080
	Celanese US Holdings LLC	6.330%	7/15/29	14,727	14,500
	Celanese US Holdings LLC	6.379%	7/15/32	26,040	25,282
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	9,473	8,711
	Dow Chemical Co.	4.800%	11/30/28	7,841	7,688
	Dow Chemical Co.	7.375%	11/1/29	19,484	21,628
	Dow Chemical Co.	2.100%	11/15/30	18,004	14,548
	DuPont de Nemours Inc.	4.725%	11/15/28	44,070	43,322
	Eagle Materials Inc.	2.500%	7/1/31	19,883	15,566
	Eastman Chemical Co.	4.500%	12/1/28	5,041	4,823
[3]	Eastman Chemical Co.	5.750%	3/8/33	1,000	993
	Ecolab Inc.	4.800%	3/24/30	20,321	20,077
	Ecolab Inc.	1.300%	1/30/31	12,448	9,507
	Ecolab Inc.	2.125%	2/1/32	23,152	18,472
	EIDP Inc.	2.300%	7/15/30	11,728	9,851
	FMC Corp.	3.450%	10/1/29	3,793	3,352
	Freeport-McMoRan Inc.	4.125%	3/1/28	13,900	12,880
	Freeport-McMoRan Inc.	4.375%	8/1/28	16,365	15,235
	Freeport-McMoRan Inc.	5.250%	9/1/29	16,579	16,010
	Freeport-McMoRan Inc.	4.250%	3/1/30	14,218	12,874
	Freeport-McMoRan Inc.	4.625%	8/1/30	14,627	13,605
	Georgia-Pacific LLC	7.750%	11/15/29	17,197	19,408
[2]	Georgia-Pacific LLC	2.300%	4/30/30	4,092	3,418
	Georgia-Pacific LLC	8.875%	5/15/31	2,792	3,428
	Huntsman International LLC	4.500%	5/1/29	21,384	19,493
	Huntsman International LLC	2.950%	6/15/31	7,467	5,943
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,176	2,027
	Linde Inc.	1.100%	8/10/30	12,760	9,868
	LYB International Finance III LLC	2.250%	10/1/30	13,344	10,684
	Martin Marietta Materials Inc.	3.500%	12/15/27	17,000	15,937
[1]	Martin Marietta Materials Inc.	2.500%	3/15/30	5,725	4,740
	Martin Marietta Materials Inc.	2.400%	7/15/31	14,772	11,773
	NewMarket Corp.	2.700%	3/18/31	8,875	7,139
	Newmont Corp.	2.800%	10/1/29	13,485	11,475
	Newmont Corp.	2.250%	10/1/30	30,060	24,227
	Newmont Corp.	2.600%	7/15/32	26,740	21,314
	Nucor Corp.	3.950%	5/1/28	5,810	5,494
	Nucor Corp.	2.700%	6/1/30	15,322	13,088
	Nucor Corp.	3.125%	4/1/32	11,142	9,499
	Nutrien Ltd.	4.200%	4/1/29	19,835	18,706
	Nutrien Ltd.	2.950%	5/13/30	9,170	7,820
	Packaging Corp. of America	3.000%	12/15/29	9,244	7,959
	PPG Industries Inc.	3.750%	3/15/28	19,050	17,949
	PPG Industries Inc.	2.800%	8/15/29	12,192	10,498
	PPG Industries Inc.	2.550%	6/15/30	15,609	13,091
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	12,449	10,022
	Rio Tinto Alcan Inc.	7.250%	3/15/31	13,387	15,204
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	18,681	20,515
	Rohm & Haas Co.	7.850%	7/15/29	18,999	21,073
	RPM International Inc.	4.550%	3/1/29	16,912	15,688
	RPM International Inc.	2.950%	1/15/32	3,870	3,056
	Sherwin-Williams Co.	2.950%	8/15/29	34,768	30,137
	Sherwin-Williams Co.	2.300%	5/15/30	13,782	11,338
	Sherwin-Williams Co.	2.200%	3/15/32	7,435	5,812
	Sonoco Products Co.	3.125%	5/1/30	18,729	16,119
	Sonoco Products Co.	2.850%	2/1/32	14,877	12,199
	Steel Dynamics Inc.	3.450%	4/15/30	10,052	8,925
	Steel Dynamics Inc.	3.250%	1/15/31	20,553	17,792
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Suzano Austria GmbH	2.500%	9/15/28	9,662	8,112
	Suzano Austria GmbH	6.000%	1/15/29	40,514	39,888
	Suzano Austria GmbH	5.000%	1/15/30	30,518	28,084
	Suzano Austria GmbH	3.750%	1/15/31	24,596	20,824
[1]	Suzano Austria GmbH	3.125%	1/15/32	30,588	24,176
	Teck Resources Ltd.	3.900%	7/15/30	14,005	12,542
	Vale Overseas Ltd.	3.750%	7/8/30	37,333	32,466
	Vulcan Materials Co.	3.500%	6/1/30	8,862	7,855
	Westlake Corp.	3.375%	6/15/30	7,457	6,460
	WestRock MWV LLC	8.200%	1/15/30	4,563	5,230
	WestRock MWV LLC	7.950%	2/15/31	5,532	6,284
	WRKCo Inc.	4.000%	3/15/28	12,214	11,416
	WRKCo Inc.	3.900%	6/1/28	23,688	22,000
	WRKCo Inc.	4.900%	3/15/29	38,933	37,342
	WRKCo Inc.	4.200%	6/1/32	175	158
	WRKCo Inc.	3.000%	6/15/33	3,425	2,760
					1,240,359
Real Estate (6.5%)
	Agree LP	2.000%	6/15/28	5,474	4,535
	Agree LP	2.900%	10/1/30	4,444	3,707
	Agree LP	4.800%	10/1/32	12,484	11,676
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1	1
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	6,801	6,477
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	18,396	15,551
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	13,699	13,218
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	13,269	12,852
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	4,836	4,243
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	29,434	22,479
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	12,470	9,245
	American Assets Trust LP	3.375%	2/1/31	13,896	10,986
	American Homes 4 Rent LP	4.250%	2/15/28	4,435	4,142
	American Homes 4 Rent LP	4.900%	2/15/29	9,542	9,071
	American Homes 4 Rent LP	2.375%	7/15/31	16,949	13,331
	American Homes 4 Rent LP	3.625%	4/15/32	21,378	18,074
	American Tower Corp.	3.950%	3/15/29	22,824	20,830
	American Tower Corp.	3.800%	8/15/29	37,063	33,419
	American Tower Corp.	2.900%	1/15/30	22,055	18,658
	American Tower Corp.	2.100%	6/15/30	15,793	12,485
	American Tower Corp.	1.875%	10/15/30	14,703	11,332
	American Tower Corp.	2.700%	4/15/31	24,224	19,634
	American Tower Corp.	2.300%	9/15/31	7,217	5,607
	American Tower Corp.	4.050%	3/15/32	18,265	16,257
	AvalonBay Communities Inc.	1.900%	12/1/28	17,723	14,923
[1]	AvalonBay Communities Inc.	3.300%	6/1/29	3,413	3,054
[1]	AvalonBay Communities Inc.	2.300%	3/1/30	15,688	13,137
[1]	AvalonBay Communities Inc.	2.450%	1/15/31	9,160	7,613
	AvalonBay Communities Inc.	2.050%	1/15/32	6,109	4,838
	AvalonBay Communities Inc.	5.000%	2/15/33	7,540	7,508
	Boston Properties LP	4.500%	12/1/28	12,798	11,889
	Boston Properties LP	3.400%	6/21/29	19,812	17,025
	Boston Properties LP	2.900%	3/15/30	17,652	14,512
	Boston Properties LP	3.250%	1/30/31	46,940	39,161
	Boston Properties LP	2.550%	4/1/32	25,340	19,309
	Brandywine Operating Partnership LP	4.550%	10/1/29	13,493	11,132
	Brixmor Operating Partnership LP	2.250%	4/1/28	5,630	4,738
	Brixmor Operating Partnership LP	4.125%	5/15/29	18,162	16,363
	Brixmor Operating Partnership LP	4.050%	7/1/30	9,612	8,508
	Brixmor Operating Partnership LP	2.500%	8/16/31	14,710	11,411
	Broadstone Net Lease LLC	2.600%	9/15/31	10,025	7,229
	Camden Property Trust	4.100%	10/15/28	11,143	10,581
	Camden Property Trust	3.150%	7/1/29	15,958	14,169
	Camden Property Trust	2.800%	5/15/30	19,243	16,521
	CBRE Services Inc.	2.500%	4/1/31	12,950	10,525
	Corporate Office Properties LP	2.000%	1/15/29	18,413	14,167
	Corporate Office Properties LP	2.750%	4/15/31	18,302	13,805
	Crown Castle Inc.	3.650%	9/1/27	9,292	8,640

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Crown Castle Inc.	3.800%	2/15/28	25,897	24,082
	Crown Castle Inc.	4.300%	2/15/29	15,372	14,450
	Crown Castle Inc.	3.100%	11/15/29	5,058	4,387
	Crown Castle Inc.	3.300%	7/1/30	22,964	20,017
	Crown Castle Inc.	2.250%	1/15/31	18,122	14,500
	Crown Castle Inc.	2.100%	4/1/31	25,009	19,592
	Crown Castle Inc.	2.500%	7/15/31	18,344	14,794
	CubeSmart LP	2.250%	12/15/28	22,384	18,740
	CubeSmart LP	4.375%	2/15/29	9,660	8,970
	CubeSmart LP	3.000%	2/15/30	2,791	2,358
	CubeSmart LP	2.000%	2/15/31	16,480	12,638
	CubeSmart LP	2.500%	2/15/32	3,339	2,607
	Digital Realty Trust LP	4.450%	7/15/28	10,262	9,680
	Digital Realty Trust LP	3.600%	7/1/29	39,715	35,108
	EPR Properties	4.950%	4/15/28	200	178
	EPR Properties	3.750%	8/15/29	20,160	16,375
	EPR Properties	3.600%	11/15/31	9,217	6,966
	Equinix Inc.	1.550%	3/15/28	7,239	6,024
	Equinix Inc.	2.000%	5/15/28	10,356	8,751
	Equinix Inc.	3.200%	11/18/29	27,559	24,029
	Equinix Inc.	2.150%	7/15/30	27,445	21,932
	Equinix Inc.	2.500%	5/15/31	27,062	21,651
	Equinix Inc.	3.900%	4/15/32	40,165	35,510
	ERP Operating LP	3.500%	3/1/28	3,946	3,642
	ERP Operating LP	4.150%	12/1/28	8,982	8,465
	ERP Operating LP	3.000%	7/1/29	13,366	11,684
	ERP Operating LP	2.500%	2/15/30	21,063	17,783
	ERP Operating LP	1.850%	8/1/31	16,356	12,892
	Essential Properties LP	2.950%	7/15/31	10,324	7,697
	Essex Portfolio LP	1.700%	3/1/28	6,773	5,660
	Essex Portfolio LP	4.000%	3/1/29	12,095	11,115
	Essex Portfolio LP	3.000%	1/15/30	21,496	18,279
	Essex Portfolio LP	1.650%	1/15/31	9,744	7,325
	Essex Portfolio LP	2.550%	6/15/31	3,305	2,642
	Essex Portfolio LP	2.650%	3/15/32	16,870	13,380
	Extra Space Storage LP	3.900%	4/1/29	6,727	6,116
	Extra Space Storage LP	2.550%	6/1/31	16,375	13,041
	Extra Space Storage LP	2.350%	3/15/32	14,124	10,810
	Federal Realty Investment Trust	3.200%	6/15/29	8,382	7,241
	Federal Realty Investment Trust	3.500%	6/1/30	10,244	8,913
	GLP Capital LP	5.750%	6/1/28	18,903	18,509
	GLP Capital LP	5.300%	1/15/29	16,113	15,250
	GLP Capital LP	4.000%	1/15/30	22,798	19,997
	GLP Capital LP	4.000%	1/15/31	13,983	11,996
	GLP Capital LP	3.250%	1/15/32	15,699	12,460
	Healthcare Realty Holdings LP	3.100%	2/15/30	13,548	11,532
	Healthcare Realty Holdings LP	2.000%	3/15/31	19,718	15,058
	Healthpeak Properties Interim Inc.	2.125%	12/1/28	5,352	4,530
	Healthpeak Properties Interim Inc.	3.500%	7/15/29	14,725	13,151
	Healthpeak Properties Interim Inc.	3.000%	1/15/30	27,854	23,996
	Healthpeak Properties Interim Inc.	2.875%	1/15/31	15,729	13,254
	Healthpeak Properties Interim Inc.	5.250%	12/15/32	9,959	9,771
	Highwoods Realty LP	4.125%	3/15/28	12,443	11,054
	Highwoods Realty LP	4.200%	4/15/29	6,630	5,760
	Highwoods Realty LP	3.050%	2/15/30	16,735	13,255
	Highwoods Realty LP	2.600%	2/1/31	6,188	4,601
[1]	Host Hotels & Resorts LP	3.375%	12/15/29	8,421	7,164
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	18,032	15,016
[1]	Host Hotels & Resorts LP	2.900%	12/15/31	15,913	12,270
	Hudson Pacific Properties LP	4.650%	4/1/29	18,795	15,927
	Hudson Pacific Properties LP	3.250%	1/15/30	5,847	4,406
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	20,747	17,156
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	5,048	3,785
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	18,776	16,532
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kilroy Realty LP	4.750%	12/15/28	11,120	10,210
Kilroy Realty LP	3.050%	2/15/30	15,259	12,144
Kimco Realty OP LLC	1.900%	3/1/28	12,864	10,862
Kimco Realty OP LLC	2.700%	10/1/30	2,772	2,290
Kimco Realty OP LLC	2.250%	12/1/31	4,119	3,197
Kimco Realty OP LLC	3.200%	4/1/32	24,347	20,336
Kimco Realty OP LLC	4.600%	2/1/33	6,517	5,984
Kite Realty Group Trust	4.750%	9/15/30	10,013	8,983
Life Storage LP	4.000%	6/15/29	12,680	11,561
Life Storage LP	2.200%	10/15/30	9,365	7,472
Life Storage LP	2.400%	10/15/31	15,016	11,905
LXP Industrial Trust	2.700%	9/15/30	11,756	9,408
LXP Industrial Trust	2.375%	10/1/31	9,519	7,240
Mid-America Apartments LP	4.200%	6/15/28	8,179	7,798
Mid-America Apartments LP	3.950%	3/15/29	26,665	25,066
Mid-America Apartments LP	2.750%	3/15/30	5,583	4,824
Mid-America Apartments LP	1.700%	2/15/31	7,504	5,858
National Health Investors Inc.	3.000%	2/1/31	13,338	10,023
National Retail Properties Inc.	4.300%	10/15/28	19,400	18,122
National Retail Properties Inc.	2.500%	4/15/30	5,183	4,294
Omega Healthcare Investors Inc.	3.625%	10/1/29	19,857	16,488
Omega Healthcare Investors Inc.	3.375%	2/1/31	6,557	5,181
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	4,538	3,409
Physicians Realty LP	2.625%	11/1/31	15,968	12,768
Piedmont Operating Partnership LP	3.150%	8/15/30	7,864	6,010
Piedmont Operating Partnership LP	2.750%	4/1/32	7,931	5,602
Prologis LP	3.875%	9/15/28	8,386	7,944
Prologis LP	4.000%	9/15/28	14,929	14,279
Prologis LP	2.875%	11/15/29	12,849	11,156
Prologis LP	2.250%	4/15/30	25,239	21,086
Prologis LP	1.750%	7/1/30	13,373	10,643
Prologis LP	1.250%	10/15/30	10,540	8,078
Prologis LP	1.750%	2/1/31	7,634	6,025
Prologis LP	1.625%	3/15/31	9,636	7,530
Prologis LP	2.250%	1/15/32	12,560	10,070
Prologis LP	4.625%	1/15/33	14,960	14,458
Public Storage	1.850%	5/1/28	13,803	11,853
Public Storage	1.950%	11/9/28	8,163	6,930
Public Storage	3.385%	5/1/29	18,720	17,011
Public Storage	2.300%	5/1/31	7,716	6,308
Public Storage	2.250%	11/9/31	35,855	28,889
Rayonier LP	2.750%	5/17/31	5,690	4,568
Realty Income Corp.	3.400%	1/15/28	15,313	14,192
Realty Income Corp.	3.650%	1/15/28	6,395	5,990
Realty Income Corp.	2.200%	6/15/28	14,669	12,671
Realty Income Corp.	3.250%	6/15/29	4,299	3,844
Realty Income Corp.	3.100%	12/15/29	13,484	11,853
Realty Income Corp.	4.850%	3/15/30	9,110	8,832
Realty Income Corp.	3.250%	1/15/31	15,563	13,565
Realty Income Corp.	5.625%	10/13/32	35,145	35,832
Realty Income Corp.	2.850%	12/15/32	11,283	9,214
Regency Centers LP	4.125%	3/15/28	10,491	9,729
Regency Centers LP	2.950%	9/15/29	9,979	8,402
Regency Centers LP	3.700%	6/15/30	10,830	9,564
Rexford Industrial Realty LP	2.125%	12/1/30	7,016	5,547
Rexford Industrial Realty LP	2.150%	9/1/31	13,410	10,355
Sabra Health Care LP	3.900%	10/15/29	15,598	12,972
Sabra Health Care LP	3.200%	12/1/31	15,110	11,207
Safehold Operating Partnership LP	2.800%	6/15/31	11,320	8,759
Safehold Operating Partnership LP	2.850%	1/15/32	3,464	2,663
Simon Property Group LP	3.375%	6/15/27	5,672	5,283
Simon Property Group LP	3.375%	12/1/27	16,682	15,424
Simon Property Group LP	2.450%	9/13/29	11,781	9,881
Simon Property Group LP	2.650%	7/15/30	24,550	20,629
Simon Property Group LP	2.200%	2/1/31	19,242	15,371
Simon Property Group LP	2.250%	1/15/32	31,190	24,354

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	2.650%	2/1/32	4,239	3,429
	Spirit Realty LP	3.200%	1/15/27	9	8
	Spirit Realty LP	2.100%	3/15/28	14,449	11,972
	Spirit Realty LP	4.000%	7/15/29	18,337	16,169
	Spirit Realty LP	3.400%	1/15/30	11,798	9,981
	Spirit Realty LP	3.200%	2/15/31	5,010	4,088
	Spirit Realty LP	2.700%	2/15/32	6,669	5,089
	STORE Capital Corp.	4.500%	3/15/28	3,626	3,223
	STORE Capital Corp.	4.625%	3/15/29	8,730	7,679
	STORE Capital Corp.	2.750%	11/18/30	8,723	6,588
	STORE Capital Corp.	2.700%	12/1/31	10,155	7,376
	Sun Communities Operating LP	2.300%	11/1/28	11,552	9,769
	Sun Communities Operating LP	2.700%	7/15/31	34,912	27,853
	Sun Communities Operating LP	4.200%	4/15/32	8,217	7,289
	Sun Communities Operating LP	5.700%	1/15/33	8,340	8,213
	Tanger Properties LP	2.750%	9/1/31	9,621	7,115
[1]	UDR Inc.	4.400%	1/26/29	13,825	12,965
[1]	UDR Inc.	3.200%	1/15/30	13,663	11,983
	UDR Inc.	3.000%	8/15/31	9,376	7,894
[1]	UDR Inc.	2.100%	8/1/32	7,892	5,959
	Ventas Realty LP	4.000%	3/1/28	13,608	12,611
	Ventas Realty LP	4.400%	1/15/29	32,813	30,538
	Ventas Realty LP	3.000%	1/15/30	18,820	16,015
	Ventas Realty LP	4.750%	11/15/30	6,195	5,846
	Ventas Realty LP	2.500%	9/1/31	7,650	6,040
	VICI Properties LP	4.750%	2/15/28	33,180	31,302
	VICI Properties LP	4.950%	2/15/30	23,253	21,780
	VICI Properties LP	5.125%	5/15/32	37,362	34,643
	Vornado Realty LP	3.400%	6/1/31	10,536	7,994
	Welltower OP LLC	4.250%	4/15/28	16,239	15,331
	Welltower OP LLC	4.125%	3/15/29	20,030	18,489
	Welltower OP LLC	3.100%	1/15/30	18,153	15,510
	Welltower OP LLC	2.750%	1/15/31	30,329	24,720
	Welltower OP LLC	2.800%	6/1/31	18,892	15,318
	Welltower OP LLC	2.750%	1/15/32	14,155	11,300
	Welltower OP LLC	3.850%	6/15/32	9,931	8,644
	Weyerhaeuser Co.	4.000%	11/15/29	21,850	19,897
	Weyerhaeuser Co.	4.000%	4/15/30	24,405	22,157
	Weyerhaeuser Co.	7.375%	3/15/32	8,765	9,744
	Weyerhaeuser Co.	3.375%	3/9/33	7,200	6,057
	WP Carey Inc.	3.850%	7/15/29	8,577	7,788
	WP Carey Inc.	2.400%	2/1/31	13,141	10,588
	WP Carey Inc.	2.450%	2/1/32	7,815	6,174
					2,658,146
Technology (8.7%)
	Adobe Inc.	2.300%	2/1/30	31,365	26,805
	Advanced Micro Devices Inc.	3.924%	6/1/32	26,458	24,509
	Amdocs Ltd.	2.538%	6/15/30	13,818	11,387
	Analog Devices Inc.	1.700%	10/1/28	27,785	23,421
	Analog Devices Inc.	2.100%	10/1/31	14,098	11,388
	Apple Inc.	2.900%	9/12/27	2,741	2,548
	Apple Inc.	3.000%	11/13/27	27,299	25,424
	Apple Inc.	1.400%	8/5/28	57,442	48,545
	Apple Inc.	2.200%	9/11/29	32,193	27,671
	Apple Inc.	1.650%	5/11/30	41,889	34,215
	Apple Inc.	1.250%	8/20/30	27,919	21,974
	Apple Inc.	1.650%	2/8/31	76,246	61,105
	Apple Inc.	1.700%	8/5/31	27,723	22,036
	Apple Inc.	3.350%	8/8/32	35,439	31,954
	Applied Materials Inc.	1.750%	6/1/30	7,554	6,150
	Arrow Electronics Inc.	3.875%	1/12/28	10,659	9,770
	Autodesk Inc.	2.850%	1/15/30	4,798	4,113
	Autodesk Inc.	2.400%	12/15/31	24,986	19,988
	Automatic Data Processing Inc.	1.700%	5/15/28	32,366	27,926
	Automatic Data Processing Inc.	1.250%	9/1/30	25,060	19,698
	Avnet Inc.	3.000%	5/15/31	9,571	7,562
	Avnet Inc.	5.500%	6/1/32	6,274	5,966
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Corp.	3.500%	1/15/28	13,015	11,887
	Broadcom Inc.	4.110%	9/15/28	39,153	36,628
[2]	Broadcom Inc.	4.000%	4/15/29	10,661	9,653
	Broadcom Inc.	4.750%	4/15/29	57,428	54,946
	Broadcom Inc.	5.000%	4/15/30	27,075	26,009
	Broadcom Inc.	4.150%	11/15/30	60,425	54,411
[2]	Broadcom Inc.	2.450%	2/15/31	65,602	51,964
[2]	Broadcom Inc.	4.150%	4/15/32	12,860	11,343
	Broadcom Inc.	4.300%	11/15/32	21,270	18,859
[2]	Broadcom Inc.	2.600%	2/15/33	30,623	23,131
[2]	Broadcom Inc.	3.419%	4/15/33	20,235	16,296
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	10,708	9,037
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	33,062	26,747
	CDW LLC	4.250%	4/1/28	9,209	8,394
	CDW LLC	3.250%	2/15/29	17,778	15,063
	CDW LLC	3.569%	12/1/31	31,636	26,189
[2]	CGI Inc.	2.300%	9/14/31	1	—
	CGI Inc.	2.300%	9/14/31	2,073	1,590
	Cintas Corp. No. 2	4.000%	5/1/32	13,310	12,342
	Dell Inc.	7.100%	4/15/28	1,930	2,056
	Dell International LLC	5.300%	10/1/29	43,958	42,469
	Dell International LLC	6.200%	7/15/30	19,232	19,514
	Dell International LLC	5.750%	2/1/33	31,600	30,752
	DXC Technology Co.	2.375%	9/15/28	26,547	22,220
	Equifax Inc.	3.100%	5/15/30	18,775	15,987
	Equifax Inc.	2.350%	9/15/31	42,007	33,059
	Fidelity National Information Services Inc.	1.650%	3/1/28	17,168	14,374
	Fidelity National Information Services Inc.	3.750%	5/21/29	13,627	12,408
	Fidelity National Information Services Inc.	2.250%	3/1/31	42,100	33,100
	Fidelity National Information Services Inc.	5.100%	7/15/32	11,100	10,616
[3]	Fiserv Inc.	5.450%	3/2/28	15,000	14,988
	Fiserv Inc.	4.200%	10/1/28	30,690	28,832
	Fiserv Inc.	3.500%	7/1/29	80,652	72,023
	Fiserv Inc.	2.650%	6/1/30	22,229	18,613
	Flex Ltd.	4.875%	6/15/29	16,675	15,714
	Flex Ltd.	4.875%	5/12/30	16,475	15,601
	Fortinet Inc.	2.200%	3/15/31	10,948	8,729
	GXO Logistics Inc.	2.650%	7/15/31	10,403	7,895
	HP Inc.	4.000%	4/15/29	27,036	24,585
	HP Inc.	3.400%	6/17/30	21,486	18,335
	HP Inc.	2.650%	6/17/31	30,901	24,251
	HP Inc.	4.200%	4/15/32	35,795	30,785
	HP Inc.	5.500%	1/15/33	11,755	11,097
	Hubbell Inc.	3.500%	2/15/28	8,449	7,824
	Hubbell Inc.	2.300%	3/15/31	7,764	6,283
	Intel Corp.	1.600%	8/12/28	23,798	19,984
	Intel Corp.	4.000%	8/5/29	25,241	23,585
	Intel Corp.	2.450%	11/15/29	42,304	35,591
	Intel Corp.	5.125%	2/10/30	30,000	29,632
	Intel Corp.	3.900%	3/25/30	28,680	26,461
	Intel Corp.	2.000%	8/12/31	45,565	35,757
	Intel Corp.	4.150%	8/5/32	50,151	46,126
	Intel Corp.	5.200%	2/10/33	55,300	54,258
	International Business Machines Corp.	6.500%	1/15/28	4,040	4,291
	International Business Machines Corp.	3.500%	5/15/29	88,538	80,760
	International Business Machines Corp.	1.950%	5/15/30	36,240	29,192
	International Business Machines Corp.	2.720%	2/9/32	3,042	2,524
	International Business Machines Corp.	4.400%	7/27/32	30,805	28,825

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Business Machines Corp.	4.750%	2/6/33	25,200	24,110
	Intuit Inc.	1.650%	7/15/30	10,355	8,325
	Jabil Inc.	3.600%	1/15/30	13,850	12,174
	Jabil Inc.	3.000%	1/15/31	16,947	13,920
	Juniper Networks Inc.	3.750%	8/15/29	3,433	3,080
	Juniper Networks Inc.	2.000%	12/10/30	17,457	13,457
	KLA Corp.	4.100%	3/15/29	24,070	22,947
	KLA Corp.	4.650%	7/15/32	24,424	23,844
	Kyndryl Holdings Inc.	2.700%	10/15/28	12,905	10,557
	Kyndryl Holdings Inc.	3.150%	10/15/31	17,809	13,287
	Lam Research Corp.	4.000%	3/15/29	18,966	18,001
	Lam Research Corp.	1.900%	6/15/30	25,553	20,799
	Leidos Inc.	4.375%	5/15/30	12,359	11,325
	Leidos Inc.	2.300%	2/15/31	16,387	12,801
	Marvell Technology Inc.	2.450%	4/15/28	14,835	12,650
[1]	Marvell Technology Inc.	4.875%	6/22/28	7,529	7,278
	Marvell Technology Inc.	2.950%	4/15/31	23,182	18,633
	Micron Technology Inc.	5.327%	2/6/29	17,228	16,824
	Micron Technology Inc.	6.750%	11/1/29	28,736	29,638
	Micron Technology Inc.	4.663%	2/15/30	20,598	18,921
	Micron Technology Inc.	2.703%	4/15/32	10,175	7,715
	Micron Technology Inc.	5.875%	2/9/33	6,628	6,420
	Moody's Corp.	3.250%	1/15/28	7,191	6,617
	Moody's Corp.	4.250%	2/1/29	12,008	11,420
	Moody's Corp.	2.000%	8/19/31	10,019	7,904
	Motorola Solutions Inc.	4.600%	5/23/29	20,024	18,844
	Motorola Solutions Inc.	2.300%	11/15/30	21,874	17,109
	Motorola Solutions Inc.	2.750%	5/24/31	17,935	14,258
	Motorola Solutions Inc.	5.600%	6/1/32	19,331	18,909
	NetApp Inc.	2.700%	6/22/30	17,826	14,871
	NVIDIA Corp.	1.550%	6/15/28	29,919	25,425
	NVIDIA Corp.	2.850%	4/1/30	20,207	17,807
	NVIDIA Corp.	2.000%	6/15/31	31,635	25,558
	NXP BV	5.550%	12/1/28	13,301	13,278
	NXP BV	4.300%	6/18/29	33,400	30,838
	NXP BV	3.400%	5/1/30	14,757	12,785
	NXP BV	2.500%	5/11/31	38,300	30,238
	NXP BV	2.650%	2/15/32	13,631	10,705
	Oracle Corp.	2.300%	3/25/28	54,206	47,030
	Oracle Corp.	4.500%	5/6/28	6,628	6,375
	Oracle Corp.	6.150%	11/9/29	20,924	21,656
	Oracle Corp.	2.950%	4/1/30	84,791	72,380
	Oracle Corp.	4.650%	5/6/30	19,000	18,031
	Oracle Corp.	3.250%	5/15/30	11,843	10,322
	Oracle Corp.	2.875%	3/25/31	85,257	70,630
	Oracle Corp.	6.250%	11/9/32	60,436	62,914
	Oracle Corp.	4.900%	2/6/33	38,000	35,878
	Qorvo Inc.	4.375%	10/15/29	21,585	19,238
	QUALCOMM Inc.	1.300%	5/20/28	24,553	20,666
	QUALCOMM Inc.	2.150%	5/20/30	24,975	20,900
	QUALCOMM Inc.	1.650%	5/20/32	14,360	10,975
	QUALCOMM Inc.	4.250%	5/20/32	13,373	12,804
	QUALCOMM Inc.	5.400%	5/20/33	9,875	10,178
	Quanta Services Inc.	2.900%	10/1/30	27,538	22,802
	Quanta Services Inc.	2.350%	1/15/32	3,639	2,779
	RELX Capital Inc.	4.000%	3/18/29	24,398	22,584
	RELX Capital Inc.	3.000%	5/22/30	18,340	15,795
	RELX Capital Inc.	4.750%	5/20/32	16,325	15,601
	Roper Technologies Inc.	4.200%	9/15/28	4,352	4,154
	Roper Technologies Inc.	2.950%	9/15/29	6,967	6,053
	Roper Technologies Inc.	2.000%	6/30/30	12,503	10,061
	Roper Technologies Inc.	1.750%	2/15/31	41,765	32,184
[2]	S&P Global Inc.	4.750%	8/1/28	26,264	26,048
[2]	S&P Global Inc.	2.700%	3/1/29	32,754	28,758
[2]	S&P Global Inc.	4.250%	5/1/29	33,186	31,554
	S&P Global Inc.	2.500%	12/1/29	4,928	4,235
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	S&P Global Inc.	1.250%	8/15/30	12,690	9,812
[2]	S&P Global Inc.	2.900%	3/1/32	32,367	27,658
	Salesforce Inc.	1.500%	7/15/28	36,612	31,031
	Salesforce Inc.	1.950%	7/15/31	34,296	27,483
	ServiceNow Inc.	1.400%	9/1/30	32,079	24,458
	Skyworks Solutions Inc.	3.000%	6/1/31	20,397	16,514
	TD SYNNEX Corp.	2.375%	8/9/28	16,449	13,574
	TD SYNNEX Corp.	2.650%	8/9/31	14,282	11,082
	Teledyne FLIR LLC	2.500%	8/1/30	17,268	14,052
	Texas Instruments Inc.	2.900%	11/3/27	8,484	7,852
	Texas Instruments Inc.	2.250%	9/4/29	13,545	11,612
	Texas Instruments Inc.	1.750%	5/4/30	27,270	22,302
	Texas Instruments Inc.	1.900%	9/15/31	13,776	11,144
	Texas Instruments Inc.	3.650%	8/16/32	5,400	4,965
	TSMC Arizona Corp.	4.125%	4/22/29	11,751	11,181
	TSMC Arizona Corp.	2.500%	10/25/31	30,293	25,043
	TSMC Arizona Corp.	4.250%	4/22/32	28,439	27,209
	Verisk Analytics Inc.	4.125%	3/15/29	16,271	14,986
	VMware Inc.	1.800%	8/15/28	19,575	16,000
	VMware Inc.	4.700%	5/15/30	29,214	27,402
	VMware Inc.	2.200%	8/15/31	25,163	19,084
	Western Digital Corp.	2.850%	2/1/29	19,303	15,177
	Western Digital Corp.	3.100%	2/1/32	8,147	5,867
	Workday Inc.	3.700%	4/1/29	17,217	15,726
	Workday Inc.	3.800%	4/1/32	50,924	44,783
	Xilinx Inc.	2.375%	6/1/30	3,678	3,098
					3,572,692
Utilities (7.7%)
	AEP Texas Inc.	3.950%	6/1/28	12,434	11,716
[1]	AEP Texas Inc.	2.100%	7/1/30	16,177	13,006
	AEP Texas Inc.	4.700%	5/15/32	3,060	2,905
	AES Corp.	2.450%	1/15/31	24,550	19,506
[1]	Alabama Power Co.	1.450%	9/15/30	16,974	13,227
	Alabama Power Co.	3.050%	3/15/32	10,264	8,741
	Alabama Power Co.	3.940%	9/1/32	20,382	18,540
	Ameren Corp.	1.750%	3/15/28	14,484	12,336
	Ameren Corp.	3.500%	1/15/31	21,366	18,771
	Ameren Illinois Co.	3.800%	5/15/28	5,318	5,046
	Ameren Illinois Co.	1.550%	11/15/30	11,199	8,747
	Ameren Illinois Co.	3.850%	9/1/32	13,293	12,163
[1]	American Electric Power Co. Inc.	4.300%	12/1/28	10,632	10,111
	American Electric Power Co. Inc.	2.300%	3/1/30	9,431	7,692
	American Electric Power Co. Inc.	5.950%	11/1/32	14,795	15,209
[3]	American Electric Power Co. Inc.	5.625%	3/1/33	4,000	3,995
	American Water Capital Corp.	3.750%	9/1/28	11,259	10,515
	American Water Capital Corp.	3.450%	6/1/29	3,086	2,803
	American Water Capital Corp.	2.800%	5/1/30	18,032	15,592
	American Water Capital Corp.	2.300%	6/1/31	15,345	12,511
	American Water Capital Corp.	4.450%	6/1/32	24,888	23,682
[1]	Appalachian Power Co.	2.700%	4/1/31	12,166	10,070
[1]	Appalachian Power Co.	4.500%	8/1/32	14,778	13,789
	Arizona Public Service Co.	2.600%	8/15/29	7,023	5,949
	Arizona Public Service Co.	6.350%	12/15/32	12,350	13,124
	Atlantic City Electric Co.	4.000%	10/15/28	2,259	2,128
	Atlantic City Electric Co.	2.300%	3/15/31	14,085	11,461
	Atmos Energy Corp.	2.625%	9/15/29	13,612	11,757
	Atmos Energy Corp.	1.500%	1/15/31	14,621	11,341
	Atmos Energy Corp.	5.450%	10/15/32	5,133	5,303
	Avangrid Inc.	3.800%	6/1/29	19,421	17,564
	Baltimore Gas & Electric Co.	2.250%	6/15/31	17,086	13,806
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	18,500	17,101
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	24,891	22,886
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	14,195	10,995
	Black Hills Corp.	3.050%	10/15/29	9,398	7,997
	Black Hills Corp.	2.500%	6/15/30	10,682	8,694
[1]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	11,882	9,863

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	6,862	5,901
[1]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	8,510	8,161
	CenterPoint Energy Inc.	4.250%	11/1/28	3,850	3,609
	CenterPoint Energy Inc.	2.950%	3/1/30	15,954	13,634
	CenterPoint Energy Inc.	2.650%	6/1/31	12,510	10,274
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	2,976	2,832
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	13,695	10,789
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	7,974	8,074
	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,330	1,117
[1]	CMS Energy Corp.	4.750%	6/1/50	16,184	14,472
	CMS Energy Corp.	3.750%	12/1/50	4,723	3,737
	Commonwealth Edison Co.	3.700%	8/15/28	2,948	2,771
	Commonwealth Edison Co.	2.200%	3/1/30	3,663	3,054
[1]	Commonwealth Edison Co.	3.150%	3/15/32	4,440	3,853
	Commonwealth Edison Co.	4.900%	2/1/33	4,020	3,983
[1]	Connecticut Light & Power Co.	2.050%	7/1/31	15,728	12,699
	Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	6,670	6,327
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	9,501	9,029
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	14,806	13,230
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	14,213	11,641
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	2,591	2,595
	Constellation Energy Generation LLC	5.800%	3/1/33	3,183	3,223
	Consumers Energy Co.	4.650%	3/1/28	7,500	7,391
	Consumers Energy Co.	3.800%	11/15/28	2,098	1,978
	Consumers Energy Co.	3.600%	8/15/32	8,701	7,801
	Consumers Energy Co.	4.625%	5/15/33	13,480	13,101
	Dominion Energy Inc.	4.250%	6/1/28	10,793	10,283
[1]	Dominion Energy Inc.	3.375%	4/1/30	38,229	33,504
[1]	Dominion Energy Inc.	2.250%	8/15/31	11,016	8,703
[1]	Dominion Energy Inc.	4.350%	8/15/32	15,190	14,007
	Dominion Energy Inc.	5.375%	11/15/32	22,202	21,792
[1]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	15,924	12,829
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	3,879	4,269
[1]	DTE Electric Co.	1.900%	4/1/28	9,836	8,470
	DTE Electric Co.	2.250%	3/1/30	11,122	9,347
[1]	DTE Electric Co.	2.625%	3/1/31	13,982	11,820
[1]	DTE Electric Co.	3.000%	3/1/32	8,394	7,166
[3]	DTE Electric Co.	5.200%	4/1/33	12,500	12,517
[1]	DTE Energy Co.	3.400%	6/15/29	11,947	10,609
	DTE Energy Co.	2.950%	3/1/30	15,001	12,824
	Duke Energy Carolinas LLC	3.950%	11/15/28	21,421	20,419
[1]	Duke Energy Carolinas LLC	6.000%	12/1/28	4,644	4,875
	Duke Energy Carolinas LLC	2.450%	8/15/29	11,225	9,553
	Duke Energy Carolinas LLC	2.450%	2/1/30	10,781	9,186
	Duke Energy Carolinas LLC	2.550%	4/15/31	21,606	18,002
	Duke Energy Carolinas LLC	2.850%	3/15/32	8,003	6,704
	Duke Energy Carolinas LLC	4.950%	1/15/33	28,414	27,984
	Duke Energy Corp.	2.650%	9/1/26	10,307	9,416
	Duke Energy Corp.	4.300%	3/15/28	11,253	10,748
	Duke Energy Corp.	3.400%	6/15/29	7,279	6,510
	Duke Energy Corp.	2.450%	6/1/30	21,300	17,495
	Duke Energy Corp.	2.550%	6/15/31	25,186	20,302
	Duke Energy Corp.	4.500%	8/15/32	29,609	27,422
	Duke Energy Florida LLC	3.800%	7/15/28	8,127	7,690
	Duke Energy Florida LLC	2.500%	12/1/29	14,240	12,125
	Duke Energy Florida LLC	1.750%	6/15/30	24,318	19,412
	Duke Energy Florida LLC	2.400%	12/15/31	18,836	15,292
	Duke Energy Ohio Inc.	3.650%	2/1/29	18,242	16,866
	Duke Energy Ohio Inc.	2.125%	6/1/30	8,454	6,895
	Duke Energy Progress LLC	3.700%	9/1/28	9,502	8,919
	Duke Energy Progress LLC	3.450%	3/15/29	28,228	25,773
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	2.000%	8/15/31	21,809	17,188
[2]	East Ohio Gas Co.	2.000%	6/15/30	1,875	1,479
	Edison International	4.125%	3/15/28	16,561	15,432
	Edison International	6.950%	11/15/29	6,630	6,952
	Emera US Finance LP	2.639%	6/15/31	14,658	11,544
	Enel Chile SA	4.875%	6/12/28	24,135	23,190
	Entergy Arkansas LLC	5.150%	1/15/33	7,090	7,053
	Entergy Corp.	1.900%	6/15/28	17,360	14,680
	Entergy Corp.	2.800%	6/15/30	13,634	11,424
	Entergy Corp.	2.400%	6/15/31	16,746	13,250
	Entergy Louisiana LLC	3.250%	4/1/28	3,810	3,481
	Entergy Louisiana LLC	1.600%	12/15/30	10,912	8,356
	Entergy Louisiana LLC	3.050%	6/1/31	10,070	8,594
	Entergy Louisiana LLC	2.350%	6/15/32	2,188	1,734
	Entergy Mississippi LLC	2.850%	6/1/28	15,807	14,193
	Entergy Texas Inc.	4.000%	3/30/29	14,061	13,162
	Entergy Texas Inc.	1.750%	3/15/31	9,530	7,440
	Essential Utilities Inc.	3.566%	5/1/29	12,043	10,816
	Essential Utilities Inc.	2.704%	4/15/30	17,652	14,802
	Evergy Inc.	2.900%	9/15/29	6,409	5,489
[1]	Evergy Metro Inc.	2.250%	6/1/30	20,553	16,918
[1]	Eversource Energy	3.300%	1/15/28	2,429	2,236
[1]	Eversource Energy	4.250%	4/1/29	16,387	15,402
[1]	Eversource Energy	1.650%	8/15/30	14,621	11,287
	Eversource Energy	2.550%	3/15/31	14,011	11,444
	Eversource Energy	3.375%	3/1/32	19,673	16,854
	Exelon Corp.	5.150%	3/15/28	2,590	2,568
	Exelon Corp.	4.050%	4/15/30	35,186	32,277
	Exelon Corp.	3.350%	3/15/32	25,398	21,684
	Exelon Corp.	5.300%	3/15/33	3,910	3,863
	Florida Power & Light Co.	2.450%	2/3/32	34,869	28,646
[1]	Georgia Power Co.	2.650%	9/15/29	11,866	10,065
	Georgia Power Co.	4.700%	5/15/32	12,255	11,652
	Indiana Michigan Power Co.	3.850%	5/15/28	9,337	8,846
	Interstate Power & Light Co.	4.100%	9/26/28	22,559	21,592
	Interstate Power & Light Co.	3.600%	4/1/29	10,622	9,687
	Interstate Power & Light Co.	2.300%	6/1/30	7,593	6,221
	IPALCO Enterprises Inc.	4.250%	5/1/30	13,499	12,161
	MidAmerican Energy Co.	3.650%	4/15/29	33,853	31,364
	MidAmerican Energy Co.	6.750%	12/30/31	8,080	8,979
	Mississippi Power Co.	3.950%	3/30/28	3,476	3,275
	National Fuel Gas Co.	3.950%	9/15/27	5,075	4,694
	National Fuel Gas Co.	4.750%	9/1/28	7,847	7,367
	National Fuel Gas Co.	2.950%	3/1/31	7,818	6,204
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	22,870	21,224
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	5,000	4,925
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,334	3,138
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	14,839	13,603
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	14,886	12,507
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	11,306	8,433
[1]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	8,114	6,219
[1]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	9,169	10,850
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	5,475	4,521
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	3,000	2,737
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	28,568	29,432
[1]	Nevada Power Co.	3.700%	5/1/29	18,860	17,588
[1]	Nevada Power Co.	2.400%	5/1/30	9,790	8,268

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	44,401	37,536
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	20,079	18,167
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	16,315	13,886
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	53,102	43,010
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	30,930	24,484
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	25,399	24,458
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	14,530	14,059
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	10,326	9,170
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	4,097	3,824
	NiSource Inc.	2.950%	9/1/29	16,667	14,374
	NiSource Inc.	3.600%	5/1/30	31,038	27,724
	NiSource Inc.	1.700%	2/15/31	13,919	10,609
	Northern States Power Co.	2.250%	4/1/31	12,505	10,327
	NSTAR Electric Co.	3.250%	5/15/29	8,596	7,772
	NSTAR Electric Co.	3.950%	4/1/30	13,828	12,955
[1]	Ohio Power Co.	2.600%	4/1/30	6,767	5,719
[1]	Ohio Power Co.	1.625%	1/15/31	15,776	12,166
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	6,824	6,382
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	6,467	5,722
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	3,136	2,760
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	12,424	12,471
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	9,694	9,104
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	8,633	8,932
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	20,451	17,741
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	2,874	3,280
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	20,816	19,564
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	28,855	27,919
	ONE Gas Inc.	2.000%	5/15/30	7,406	6,061
	ONE Gas Inc.	4.250%	9/1/32	8,295	7,839
	Pacific Gas & Electric Co.	3.300%	12/1/27	3,803	3,393
	Pacific Gas & Electric Co.	3.000%	6/15/28	12,885	11,236
	Pacific Gas & Electric Co.	3.750%	7/1/28	32,959	29,574
	Pacific Gas & Electric Co.	4.550%	7/1/30	75,642	68,301
	Pacific Gas & Electric Co.	2.500%	2/1/31	39,363	30,656
	Pacific Gas & Electric Co.	3.250%	6/1/31	16,916	13,803
	Pacific Gas & Electric Co.	4.400%	3/1/32	11,160	9,704
	Pacific Gas & Electric Co.	5.900%	6/15/32	30,970	29,916
	Pacific Gas & Electric Co.	6.150%	1/15/33	22,354	22,093
	PacifiCorp	3.500%	6/15/29	16,062	14,724
	PacifiCorp	2.700%	9/15/30	9,621	8,251
[1]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	4,494	4,232
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	9,640	8,776
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	13,016	10,589
[3]	PPL Electric Utilities Corp.	5.000%	5/15/33	17,850	17,707
	Progress Energy Inc.	7.750%	3/1/31	16,125	18,189
	Progress Energy Inc.	7.000%	10/30/31	13,797	14,874
	Public Service Co. of Colorado	3.700%	6/15/28	5,896	5,570
[1]	Public Service Co. of Colorado	1.900%	1/15/31	5,954	4,785
	Public Service Co. of Colorado	1.875%	6/15/31	17,847	14,119
[1]	Public Service Co. of Colorado	4.100%	6/1/32	3,346	3,151
	Public Service Co. of Oklahoma	5.250%	1/15/33	20,530	20,334
[1]	Public Service Electric & Gas Co.	3.700%	5/1/28	11,155	10,524
[1]	Public Service Electric & Gas Co.	3.650%	9/1/28	8,014	7,495
[1]	Public Service Electric & Gas Co.	3.200%	5/15/29	10,394	9,360
[1]	Public Service Electric & Gas Co.	2.450%	1/15/30	3,750	3,220
[1]	Public Service Electric & Gas Co.	1.900%	8/15/31	9,633	7,664
[1]	Public Service Electric & Gas Co.	3.100%	3/15/32	2,791	2,424
[1]	Public Service Electric & Gas Co.	4.900%	12/15/32	10,370	10,334
	Public Service Enterprise Group Inc.	1.600%	8/15/30	15,256	11,797
	Public Service Enterprise Group Inc.	2.450%	11/15/31	20,935	16,746
	Puget Energy Inc.	2.379%	6/15/28	8,422	7,163
	Puget Energy Inc.	4.100%	6/15/30	15,877	14,257
	Puget Energy Inc.	4.224%	3/15/32	12,430	11,010
[1]	San Diego Gas & Electric Co.	1.700%	10/1/30	14,752	11,614
[1]	San Diego Gas & Electric Co.	3.000%	3/15/32	12,150	10,283
	Sempra Energy	3.400%	2/1/28	20,470	18,741
	Sempra Energy	3.700%	4/1/29	15,539	14,121
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Southern California Edison Co.	3.650%	3/1/28	8,256	7,717
[3]	Southern California Edison Co.	5.300%	3/1/28	4,500	4,495
[1]	Southern California Edison Co.	4.200%	3/1/29	18,032	17,010
	Southern California Edison Co.	6.650%	4/1/29	5,840	6,122
	Southern California Edison Co.	2.850%	8/1/29	4,139	3,572
	Southern California Edison Co.	2.250%	6/1/30	18,943	15,585
[1]	Southern California Edison Co.	2.500%	6/1/31	15,578	12,783
	Southern California Edison Co.	2.750%	2/1/32	9,470	7,844
	Southern California Edison Co.	5.950%	11/1/32	23,650	24,634
[1]	Southern California Gas Co.	2.550%	2/1/30	19,863	16,826
[1]	Southern Co.	1.750%	3/15/28	6,931	5,833
[1]	Southern Co.	3.700%	4/30/30	13,474	12,148
	Southern Co.	5.700%	10/15/32	15,920	16,170
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	16,128	12,431
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	15,984	15,619
	Southwest Gas Corp.	3.700%	4/1/28	5,864	5,417
	Southwest Gas Corp.	2.200%	6/15/30	2,459	1,960
	Southwest Gas Corp.	4.050%	3/15/32	14,015	12,514
[1]	Southwestern Electric Power Co.	4.100%	9/15/28	18,822	17,785
	Spire Missouri Inc.	4.800%	2/15/33	6,527	6,351
	Tampa Electric Co.	2.400%	3/15/31	10,495	8,514
	Tucson Electric Power Co.	1.500%	8/1/30	8,819	6,805
	Tucson Electric Power Co.	3.250%	5/15/32	4,867	4,163
	Union Electric Co.	3.500%	3/15/29	19,185	17,581
	Union Electric Co.	2.950%	3/15/30	10,332	9,068
	Union Electric Co.	2.150%	3/15/32	9,047	7,150
	United Utilities plc	6.875%	8/15/28	5,417	5,777
[1]	Virginia Electric & Power Co.	3.800%	4/1/28	20,492	19,337
[1]	Virginia Electric & Power Co.	2.875%	7/15/29	17,059	14,975
	Virginia Electric & Power Co.	2.300%	11/15/31	10,338	8,327
	Virginia Electric & Power Co.	2.400%	3/30/32	19,552	15,789
	WEC Energy Group Inc.	2.200%	12/15/28	11,414	9,682
	WEC Energy Group Inc.	1.800%	10/15/30	12,435	9,747
	Wisconsin Electric Power Co.	1.700%	6/15/28	5,106	4,340
	Wisconsin Electric Power Co.	4.750%	9/30/32	13,383	13,082
	Wisconsin Power & Light Co.	3.000%	7/1/29	4,728	4,144
	Wisconsin Power & Light Co.	1.950%	9/16/31	1,786	1,398
	Wisconsin Power & Light Co.	3.950%	9/1/32	13,395	12,197
	Xcel Energy Inc.	4.000%	6/15/28	15,455	14,618
	Xcel Energy Inc.	2.600%	12/1/29	6,837	5,773
	Xcel Energy Inc.	3.400%	6/1/30	20,913	18,523
	Xcel Energy Inc.	2.350%	11/15/31	2,875	2,288
	Xcel Energy Inc.	4.600%	6/1/32	29,663	28,137
					3,177,612
Total Corporate Bonds (Cost $46,587,696)					40,735,140

Intermediate-Term Corporate Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[5]	Vanguard Market Liquidity Fund (Cost $88,861)	4.640%	888,789	88,870
Total Investments (98.9%) (Cost $46,695,648)				40,843,156
Other Assets and Liabilities—Net (1.1%)				433,765
Net Assets (100%)				41,276,921
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, the aggregate value was $887,258,000, representing 2.1% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2023.
4	Securities with a value of $2,945,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2023	292	31,260	(2)
Ultra 10-Year U.S. Treasury Note	June 2023	1,386	162,422	(40)
				(42)

Short Futures Contracts
Long U.S. Treasury Bond	June 2023	(54)	(6,762)	41
				(1)

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $46,606,787)	40,754,286
Affiliated Issuers (Cost $88,861)	88,870
Total Investments in Securities	40,843,156
Investment in Vanguard	1,516
Cash	3,878
Receivables for Investment Securities Sold	1,423,074
Receivables for Accrued Income	442,380
Receivables for Capital Shares Issued	708
Total Assets	42,714,712
Liabilities
Payables for Investment Securities Purchased	1,435,542
Payables for Capital Shares Redeemed	619
Payables for Distributions	927
Payables to Vanguard	603
Variation Margin Payable—Futures Contracts	100
Total Liabilities	1,437,791
Net Assets	41,276,921
At February 28, 2023, net assets consisted of:

Paid-in Capital	49,052,162
Total Distributable Earnings (Loss)	(7,775,241)
Net Assets	41,276,921

ETF Shares—Net Assets
Applicable to 511,614,337 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,857,937
Net Asset Value Per Share—ETF Shares	$77.91

Admiral Shares—Net Assets
Applicable to 54,470,595 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,142,363
Net Asset Value Per Share—Admiral Shares	$20.97

Institutional Shares—Net Assets
Applicable to 10,675,185 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	276,621
Net Asset Value Per Share—Institutional Shares	$25.91

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Interest[1]	696,961
Total Income	696,961
Expenses
The Vanguard Group—Note B
Investment Advisory Services	518
Management and Administrative—ETF Shares	5,636
Management and Administrative—Admiral Shares	343
Management and Administrative—Institutional Shares	63
Marketing and Distribution—ETF Shares	1,120
Marketing and Distribution—Admiral Shares	26
Marketing and Distribution—Institutional Shares	5
Custodian Fees	108
Shareholders’ Reports—ETF Shares	564
Shareholders’ Reports—Admiral Shares	5
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	9
Other Expenses	16
Total Expenses	8,413
Expenses Paid Indirectly	(105)
Net Expenses	8,308
Net Investment Income	688,653
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(1,247,021)
Futures Contracts	70
Realized Net Gain (Loss)	(1,246,951)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	236,593
Futures Contracts	(1,206)
Change in Unrealized Appreciation (Depreciation)	235,387
Net Increase (Decrease) in Net Assets Resulting from Operations	(322,911)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,489,000, $5,000, less than $1,000, and $7,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($477,635,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	688,653	1,152,633
Realized Net Gain (Loss)	(1,246,951)	(1,034,828)
Change in Unrealized Appreciation (Depreciation)	235,387	(7,147,932)
Net Increase (Decrease) in Net Assets Resulting from Operations	(322,911)	(7,030,127)
Distributions
ETF Shares	(662,818)	(1,391,106)
Admiral Shares	(18,743)	(42,805)
Institutional Shares	(4,816)	(11,765)
Total Distributions	(686,377)	(1,445,676)
Capital Share Transactions
ETF Shares	(228,174)	2,345,913
Admiral Shares	31,685	(199,618)
Institutional Shares	(52,416)	(38,320)
Net Increase (Decrease) from Capital Share Transactions	(248,905)	2,107,975
Total Increase (Decrease)	(1,258,193)	(6,367,828)
Net Assets
Beginning of Period	42,535,114	48,902,942
End of Period	41,276,921	42,535,114

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$79.83	$95.57	$95.98	$91.82	$84.02	$88.35
Investment Operations
Net Investment Income[1]	1.309	2.171	2.163	2.761	3.132	2.935
Net Realized and Unrealized Gain (Loss) on Investments	(1.920)	(15.176)	(.205)	4.205	7.768	(4.362)
Total from Investment Operations	(.611)	(13.005)	1.958	6.966	10.900	(1.427)
Distributions
Dividends from Net Investment Income	(1.309)	(2.141)	(2.169)	(2.806)	(3.100)	(2.903)
Distributions from Realized Capital Gains	—	(.594)	(.199)	—	—	—
Total Distributions	(1.309)	(2.735)	(2.368)	(2.806)	(3.100)	(2.903)
Net Asset Value, End of Period	$77.91	$79.83	$95.57	$95.98	$91.82	$84.02
Total Return	-0.76%	-13.86%	2.08%	7.78%	13.33%	-1.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,858	$41,058	$46,873	$38,944	$24,080	$19,302
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.05%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.39%	2.48%	2.27%	2.99%	3.65%	3.44%
Portfolio Turnover Rate[3]	32%	58%	53%	72%	59%	65%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$21.49	$25.75	$25.86	$24.71	$22.61	$23.78
Investment Operations
Net Investment Income[1]	.350	.577	.578	.747	.839	.792
Net Realized and Unrealized Gain (Loss) on Investments	(.518)	(4.098)	(.062)	1.138	2.097	(1.175)
Total from Investment Operations	(.168)	(3.521)	.516	1.885	2.936	(.383)
Distributions
Dividends from Net Investment Income	(.352)	(.579)	(.572)	(.735)	(.836)	(.787)
Distributions from Realized Capital Gains	—	(.160)	(.054)	—	—	—
Total Distributions	(.352)	(.739)	(.626)	(.735)	(.836)	(.787)
Net Asset Value, End of Period	$20.97	$21.49	$25.75	$25.86	$24.71	$22.61
Total Return[2]	-0.77%	-13.90%	2.03%	7.79%	13.30%	-1.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,142	$1,139	$1,587	$1,549	$1,381	$1,076
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%[3]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.36%	2.44%	2.25%	3.01%	3.63%	3.44%
Portfolio Turnover Rate[4]	32%	58%	53%	72%	59%	65%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$26.56	$31.82	$31.95	$30.53	$27.94	$29.38
Investment Operations
Net Investment Income[1]	.434	.720	.720	.940	1.044	.983
Net Realized and Unrealized Gain (Loss) on Investments	(.647)	(5.061)	(.070)	1.394	2.584	(1.446)
Total from Investment Operations	(.213)	(4.341)	.650	2.334	3.628	(.463)
Distributions
Dividends from Net Investment Income	(.437)	(.721)	(.714)	(.914)	(1.038)	(.977)
Distributions from Realized Capital Gains	—	(.198)	(.066)	—	—	—
Total Distributions	(.437)	(.919)	(.780)	(.914)	(1.038)	(.977)
Net Asset Value, End of Period	$25.91	$26.56	$31.82	$31.95	$30.53	$27.94
Total Return[2]	-0.78%	-13.87%	2.07%	7.81%	13.30%	-1.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$277	$338	$443	$357	$406	$492
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%[3]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.37%	2.46%	2.27%	3.07%	3.65%	3.46%
Portfolio Turnover Rate[4]	32%	58%	53%	72%	59%	65%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.  ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by

Intermediate-Term Corporate Bond Index Fund
Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $1,516,000, representing less than 0.01% of the fund’s net assets and 0.61% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $105,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Intermediate-Term Corporate Bond Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	19,146	—	19,146
Corporate Bonds	—	40,735,140	—	40,735,140
Temporary Cash Investments	88,870	—	—	88,870
Total	88,870	40,754,286	—	40,843,156

Derivative Financial Instruments
Assets
Futures Contracts[1]	41	—	—	41
Liabilities
Futures Contracts[1]	42	—	—	42
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	46,706,593
Gross Unrealized Appreciation	73,820
Gross Unrealized Depreciation	(5,937,258)
Net Unrealized Appreciation (Depreciation)	(5,863,438)
F.  During the six months ended February 28, 2023, the fund purchased $11,852,753,000 of investment securities and sold $11,757,700,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,756,465,000 and $7,967,276,000, respectively. Purchases and sales include $6,524,956,000 and $6,730,077,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	6,625,626	85,617	14,929,685	172,762
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,853,800)	(88,300)	(12,583,772)	(148,900)
Net Increase (Decrease)—ETF Shares	(228,174)	(2,683)	2,345,913	23,862
Admiral Shares
Issued[1]	137,078	6,499	209,913	8,814
Issued in Lieu of Cash Distributions	14,797	707	34,023	1,432
Redeemed	(120,190)	(5,729)	(443,554)	(18,893)
Net Increase (Decrease)—Admiral Shares	31,685	1,477	(199,618)	(8,647)

Intermediate-Term Corporate Bond Index Fund
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued[1]	187	7	56,884	1,961
Issued in Lieu of Cash Distributions	3,193	123	8,074	277
Redeemed	(55,796)	(2,194)	(103,278)	(3,421)
Net Increase (Decrease)—Institutional Shares	(52,416)	(2,064)	(38,320)	(1,183)
1	Includes purchase fees for fiscal 2023 and 2022 of $344,000 and $653,000, respectively (fund totals).
H.  Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.

Long-Term Corporate Bond Index Fund
Fund Allocation
As of February 28, 2023
Corporate Bonds – Communications	12.6%
Corporate Bonds – Consumer Discretionary	6.0
Corporate Bonds – Consumer Staples	7.8
Corporate Bonds – Energy	9.0
Corporate Bonds – Financials	14.1
Corporate Bonds – Health Care	15.2
Corporate Bonds – Industrials	8.6
Corporate Bonds – Materials	3.7
Corporate Bonds – Real Estate	1.3
Corporate Bonds – Technology	9.3
Corporate Bonds – Utilities	12.3
U.S. Government and Agency Obligations	0.1
The table reflects the fund's investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Long-Term Corporate Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.1%)
U.S. Government Securities (0.1%)
	United States Treasury Note/Bond (Cost $4,180)	3.500%	2/15/33	4,330	4,187
Corporate Bonds (98.3%)
Communications (12.4%)
	Activision Blizzard Inc.	4.500%	6/15/47	1,302	1,150
	Activision Blizzard Inc.	2.500%	9/15/50	3,834	2,392
	Alphabet Inc.	1.900%	8/15/40	4,240	2,821
	Alphabet Inc.	2.050%	8/15/50	6,870	4,147
	Alphabet Inc.	2.250%	8/15/60	4,657	2,699
	America Movil SAB de CV	6.375%	3/1/35	2,470	2,676
	America Movil SAB de CV	6.125%	11/15/37	1,039	1,097
	America Movil SAB de CV	6.125%	3/30/40	6,785	7,149
	America Movil SAB de CV	4.375%	7/16/42	2,666	2,317
	America Movil SAB de CV	4.375%	4/22/49	2,905	2,500
	AT&T Inc.	2.550%	12/1/33	9,146	7,002
	AT&T Inc.	4.500%	5/15/35	7,669	6,893
	AT&T Inc.	5.250%	3/1/37	4,970	4,787
	AT&T Inc.	4.900%	8/15/37	4,197	3,853
	AT&T Inc.	4.850%	3/1/39	7,427	6,671
	AT&T Inc.	5.350%	9/1/40	1,044	994
	AT&T Inc.	3.500%	6/1/41	8,383	6,290
	AT&T Inc.	4.300%	12/15/42	3,353	2,772
	AT&T Inc.	3.100%	2/1/43	1,066	744
	AT&T Inc.	4.650%	6/1/44	2,967	2,530
	AT&T Inc.	4.350%	6/15/45	2,836	2,307
	AT&T Inc.	4.850%	7/15/45	65	56
	AT&T Inc.	4.750%	5/15/46	7,393	6,351
[1]	AT&T Inc.	5.150%	11/15/46	4,561	4,151
	AT&T Inc.	5.450%	3/1/47	594	567
	AT&T Inc.	4.500%	3/9/48	8,365	6,887
	AT&T Inc.	4.550%	3/9/49	5,256	4,352
	AT&T Inc.	5.150%	2/15/50	1,200	1,095
	AT&T Inc.	3.650%	6/1/51	7,404	5,290
	AT&T Inc.	3.500%	9/15/53	18,906	12,980
	AT&T Inc.	3.550%	9/15/55	23,288	15,790
	AT&T Inc.	3.800%	12/1/57	21,176	14,865
	AT&T Inc.	3.650%	9/15/59	14,900	10,088
	AT&T Inc.	3.850%	6/1/60	5,380	3,760
	AT&T Inc.	3.500%	2/1/61	475	313
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	3,435	2,918
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	1,732	1,424
[1]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	940	691
[1]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	1,855	1,247
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	1,972	1,449
	Charter Communications Operating LLC	4.400%	4/1/33	1,215	1,039
	Charter Communications Operating LLC	6.384%	10/23/35	7,045	6,746
	Charter Communications Operating LLC	5.375%	4/1/38	1,838	1,538
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC	3.500%	6/1/41	4,197	2,739
Charter Communications Operating LLC	3.500%	3/1/42	4,224	2,726
Charter Communications Operating LLC	6.484%	10/23/45	11,399	10,312
Charter Communications Operating LLC	5.375%	5/1/47	7,385	5,860
Charter Communications Operating LLC	5.750%	4/1/48	5,080	4,228
Charter Communications Operating LLC	5.125%	7/1/49	2,440	1,871
Charter Communications Operating LLC	4.800%	3/1/50	8,261	6,017
Charter Communications Operating LLC	3.700%	4/1/51	6,021	3,676
Charter Communications Operating LLC	3.900%	6/1/52	6,895	4,345
Charter Communications Operating LLC	5.250%	4/1/53	4,599	3,588
Charter Communications Operating LLC	6.834%	10/23/55	2,303	2,147
Charter Communications Operating LLC	3.850%	4/1/61	5,021	2,949
Charter Communications Operating LLC	4.400%	12/1/61	4,105	2,656
Charter Communications Operating LLC	3.950%	6/30/62	2,683	1,598
Charter Communications Operating LLC	5.500%	4/1/63	4,425	3,425
Comcast Corp.	7.050%	3/15/33	1,702	1,939
Comcast Corp.	4.200%	8/15/34	5,237	4,811
Comcast Corp.	5.650%	6/15/35	1,388	1,435
Comcast Corp.	4.400%	8/15/35	2,915	2,688
Comcast Corp.	6.500%	11/15/35	1,149	1,271
Comcast Corp.	3.200%	7/15/36	2,652	2,135
Comcast Corp.	6.450%	3/15/37	433	476
Comcast Corp.	6.950%	8/15/37	755	867
Comcast Corp.	3.900%	3/1/38	4,518	3,876
Comcast Corp.	4.600%	10/15/38	894	824
Comcast Corp.	6.550%	7/1/39	1,612	1,787
Comcast Corp.	3.250%	11/1/39	3,448	2,684
Comcast Corp.	3.750%	4/1/40	5,457	4,495
Comcast Corp.	4.650%	7/15/42	2,797	2,585
Comcast Corp.	4.600%	8/15/45	3,334	2,941
Comcast Corp.	3.400%	7/15/46	2,814	2,069
Comcast Corp.	4.000%	8/15/47	3,510	2,836
Comcast Corp.	3.969%	11/1/47	6,526	5,261
Comcast Corp.	4.000%	3/1/48	1,827	1,477
Comcast Corp.	4.700%	10/15/48	4,796	4,348
Comcast Corp.	3.999%	11/1/49	4,818	3,884
Comcast Corp.	3.450%	2/1/50	5,829	4,258
Comcast Corp.	2.800%	1/15/51	6,154	3,932
Comcast Corp.	2.887%	11/1/51	13,908	8,999
Comcast Corp.	2.450%	8/15/52	1,715	1,018
Comcast Corp.	4.049%	11/1/52	6,660	5,353
Comcast Corp.	2.937%	11/1/56	16,250	10,205
Comcast Corp.	4.950%	10/15/58	3,291	3,051
Comcast Corp.	2.650%	8/15/62	2,566	1,472
Comcast Corp.	2.987%	11/1/63	11,949	7,306

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Discovery Communications LLC	5.000%	9/20/37	2,782	2,373
	Discovery Communications LLC	6.350%	6/1/40	609	578
	Discovery Communications LLC	4.875%	4/1/43	1,463	1,154
	Discovery Communications LLC	5.200%	9/20/47	6,150	4,909
	Discovery Communications LLC	5.300%	5/15/49	1,349	1,081
	Discovery Communications LLC	4.650%	5/15/50	3,057	2,234
	Discovery Communications LLC	4.000%	9/15/55	2,374	1,529
	Electronic Arts Inc.	2.950%	2/15/51	1,615	1,029
	Fox Corp.	5.476%	1/25/39	4,692	4,304
	Fox Corp.	5.576%	1/25/49	4,278	3,897
	Grupo Televisa SAB	6.625%	1/15/40	2,417	2,501
	Grupo Televisa SAB	5.000%	5/13/45	2,045	1,782
	Grupo Televisa SAB	6.125%	1/31/46	2,680	2,684
	Grupo Televisa SAB	5.250%	5/24/49	1,895	1,732
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	1,940	1,411
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,035	979
	Meta Platforms Inc.	4.450%	8/15/52	8,084	6,697
	Meta Platforms Inc.	4.650%	8/15/62	4,480	3,726
	NBCUniversal Media LLC	6.400%	4/30/40	400	435
	NBCUniversal Media LLC	5.950%	4/1/41	1,948	2,047
	NBCUniversal Media LLC	4.450%	1/15/43	1,996	1,744
	Orange SA	5.375%	1/13/42	2,614	2,583
	Orange SA	5.500%	2/6/44	2,401	2,419
	Paramount Global	5.500%	5/15/33	995	908
	Paramount Global	6.875%	4/30/36	3,343	3,316
	Paramount Global	5.900%	10/15/40	1,801	1,591
	Paramount Global	4.850%	7/1/42	3,407	2,551
	Paramount Global	4.375%	3/15/43	742	515
	Paramount Global	5.850%	9/1/43	4,661	3,915
	Paramount Global	5.250%	4/1/44	597	459
	Paramount Global	4.900%	8/15/44	606	446
	Paramount Global	4.600%	1/15/45	1,439	1,028
	Paramount Global	4.950%	5/19/50	3,142	2,327
	Rogers Communications Inc.	7.500%	8/15/38	1,536	1,719
[2]	Rogers Communications Inc.	4.500%	3/15/42	1,030	845
	Rogers Communications Inc.	4.500%	3/15/43	1,469	1,197
	Rogers Communications Inc.	5.450%	10/1/43	1,245	1,140
	Rogers Communications Inc.	5.000%	3/15/44	2,717	2,357
	Rogers Communications Inc.	4.300%	2/15/48	2,665	2,045
	Rogers Communications Inc.	4.350%	5/1/49	3,777	2,944
	Rogers Communications Inc.	3.700%	11/15/49	3,046	2,149
[2]	Rogers Communications Inc.	4.550%	3/15/52	5,852	4,676
	Telefonica Emisiones SA	7.045%	6/20/36	7,178	7,563
	Telefonica Emisiones SA	4.665%	3/6/38	1,590	1,312
	Telefonica Emisiones SA	5.213%	3/8/47	6,803	5,690
	Telefonica Emisiones SA	4.895%	3/6/48	4,419	3,504
	Telefonica Emisiones SA	5.520%	3/1/49	2,499	2,168
	TELUS Corp.	4.600%	11/16/48	2,374	2,085
	TELUS Corp.	4.300%	6/15/49	1,360	1,131
	Thomson Reuters Corp.	5.500%	8/15/35	1,295	1,260
	Thomson Reuters Corp.	5.850%	4/15/40	724	705
	Thomson Reuters Corp.	5.650%	11/23/43	645	604
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	3,726	4,183
	Time Warner Cable LLC	6.550%	5/1/37	4,384	4,175
	Time Warner Cable LLC	7.300%	7/1/38	4,109	4,112
	Time Warner Cable LLC	6.750%	6/15/39	2,005	1,926
	Time Warner Cable LLC	5.875%	11/15/40	4,048	3,564
	Time Warner Cable LLC	5.500%	9/1/41	1,353	1,141
	Time Warner Cable LLC	4.500%	9/15/42	7,058	5,259
	T-Mobile USA Inc.	5.050%	7/15/33	3,700	3,564
	T-Mobile USA Inc.	4.375%	4/15/40	5,529	4,700
	T-Mobile USA Inc.	3.000%	2/15/41	7,325	5,110
	T-Mobile USA Inc.	4.500%	4/15/50	7,404	6,150
	T-Mobile USA Inc.	3.300%	2/15/51	10,151	6,791
	T-Mobile USA Inc.	3.400%	10/15/52	4,867	3,304
	T-Mobile USA Inc.	5.650%	1/15/53	5,280	5,179
	T-Mobile USA Inc.	3.600%	11/15/60	4,315	2,877
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	5.800%	9/15/62	2,534	2,479
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	1,573	1,400
[1]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	1,045	907
[1]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	1,021	830
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	2,830	2,433
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	1,122	788
	Verizon Communications Inc.	4.500%	8/10/33	6,396	5,936
	Verizon Communications Inc.	6.400%	9/15/33	650	695
	Verizon Communications Inc.	4.400%	11/1/34	4,808	4,373
	Verizon Communications Inc.	5.850%	9/15/35	200	202
	Verizon Communications Inc.	4.272%	1/15/36	4,942	4,356
	Verizon Communications Inc.	5.250%	3/16/37	5,055	4,931
	Verizon Communications Inc.	4.812%	3/15/39	6,010	5,507
	Verizon Communications Inc.	2.650%	11/20/40	7,535	5,094
	Verizon Communications Inc.	3.400%	3/22/41	8,562	6,457
	Verizon Communications Inc.	2.850%	9/3/41	4,285	2,967
	Verizon Communications Inc.	4.750%	11/1/41	1,485	1,355
	Verizon Communications Inc.	3.850%	11/1/42	1,440	1,145
	Verizon Communications Inc.	6.550%	9/15/43	2,820	3,064
	Verizon Communications Inc.	4.125%	8/15/46	1,250	1,018
	Verizon Communications Inc.	4.862%	8/21/46	6,716	6,055
	Verizon Communications Inc.	5.500%	3/16/47	1,018	989
	Verizon Communications Inc.	4.522%	9/15/48	3,898	3,328
	Verizon Communications Inc.	4.000%	3/22/50	4,664	3,665
	Verizon Communications Inc.	2.875%	11/20/50	8,827	5,563
	Verizon Communications Inc.	3.550%	3/22/51	13,550	9,783
	Verizon Communications Inc.	3.875%	3/1/52	1,815	1,387
	Verizon Communications Inc.	5.012%	8/21/54	3,715	3,421
	Verizon Communications Inc.	4.672%	3/15/55	3,165	2,735
	Verizon Communications Inc.	2.987%	10/30/56	8,839	5,403
	Verizon Communications Inc.	3.000%	11/20/60	4,489	2,701
	Verizon Communications Inc.	3.700%	3/22/61	10,001	7,035
	Vodafone Group plc	6.250%	11/30/32	461	488
	Vodafone Group plc	6.150%	2/27/37	3,448	3,567
	Vodafone Group plc	4.375%	2/19/43	3,905	3,194
	Vodafone Group plc	5.250%	5/30/48	300	276
	Vodafone Group plc	4.875%	6/19/49	3,768	3,263
	Vodafone Group plc	4.250%	9/17/50	5,444	4,271
	Vodafone Group plc	5.625%	2/10/53	2,500	2,403
	Vodafone Group plc	5.125%	6/19/59	2,250	1,981
	Vodafone Group plc	5.750%	2/10/63	2,000	1,900
	Walt Disney Co.	6.550%	3/15/33	1,293	1,437
	Walt Disney Co.	6.200%	12/15/34	3,429	3,748
	Walt Disney Co.	6.400%	12/15/35	2,123	2,338
	Walt Disney Co.	6.150%	3/1/37	847	906
	Walt Disney Co.	6.650%	11/15/37	3,956	4,483
	Walt Disney Co.	4.625%	3/23/40	2,677	2,505
	Walt Disney Co.	3.500%	5/13/40	5,445	4,408
	Walt Disney Co.	6.150%	2/15/41	1,942	2,114
	Walt Disney Co.	5.400%	10/1/43	1,605	1,616
	Walt Disney Co.	4.750%	9/15/44	2,122	1,970
	Walt Disney Co.	4.950%	10/15/45	1,125	1,066
	Walt Disney Co.	7.750%	12/1/45	1,021	1,300
	Walt Disney Co.	4.750%	11/15/46	1,219	1,134
	Walt Disney Co.	2.750%	9/1/49	5,478	3,636
	Walt Disney Co.	4.700%	3/23/50	5,210	4,875
	Walt Disney Co.	3.600%	1/13/51	5,919	4,589
	Walt Disney Co.	3.800%	5/13/60	4,273	3,322
[2]	Warnermedia Holdings Inc.	5.050%	3/15/42	15,760	12,757
[2]	Warnermedia Holdings Inc.	5.141%	3/15/52	17,255	13,559
[2]	Warnermedia Holdings Inc.	5.391%	3/15/62	8,595	6,685
					721,614
Consumer Discretionary (5.9%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	1,893	1,714
	Alibaba Group Holding Ltd.	4.000%	12/6/37	2,606	2,154
	Alibaba Group Holding Ltd.	2.700%	2/9/41	2,691	1,769
	Alibaba Group Holding Ltd.	4.200%	12/6/47	4,565	3,576

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alibaba Group Holding Ltd.	3.150%	2/9/51	3,810	2,446
	Alibaba Group Holding Ltd.	4.400%	12/6/57	3,616	2,821
	Alibaba Group Holding Ltd.	3.250%	2/9/61	2,995	1,848
	Amazon.com Inc.	4.800%	12/5/34	3,147	3,145
	Amazon.com Inc.	3.875%	8/22/37	7,493	6,619
	Amazon.com Inc.	2.875%	5/12/41	5,114	3,808
	Amazon.com Inc.	4.950%	12/5/44	3,551	3,481
	Amazon.com Inc.	4.050%	8/22/47	9,545	8,235
	Amazon.com Inc.	2.500%	6/3/50	4,930	3,157
	Amazon.com Inc.	3.100%	5/12/51	6,522	4,669
	Amazon.com Inc.	3.950%	4/13/52	10,135	8,510
	Amazon.com Inc.	4.250%	8/22/57	8,010	6,910
	Amazon.com Inc.	2.700%	6/3/60	4,926	3,026
	Amazon.com Inc.	3.250%	5/12/61	5,503	3,805
	Amazon.com Inc.	4.100%	4/13/62	4,485	3,710
[1]	American University	3.672%	4/1/49	1,321	1,052
	Aptiv plc	4.400%	10/1/46	425	321
	Aptiv plc	5.400%	3/15/49	1,418	1,232
	Aptiv plc	3.100%	12/1/51	2,587	1,558
	Aptiv plc	4.150%	5/1/52	4,058	2,970
	AutoZone Inc.	4.750%	2/1/33	500	474
	BorgWarner Inc.	4.375%	3/15/45	1,463	1,137
[1]	Brown University	2.924%	9/1/50	587	430
	Brunswick Corp.	4.400%	9/15/32	800	680
	Brunswick Corp.	5.100%	4/1/52	555	403
[1]	California Endowment	2.498%	4/1/51	460	298
	California Institute of Technology	4.321%	8/1/45	597	533
	California Institute of Technology	4.700%	11/1/11	913	804
	California Institute of Technology	3.650%	9/1/19	1,874	1,278
[1]	Case Western Reserve University	5.405%	6/1/22	1,045	1,009
	Claremont Mckenna College	3.775%	1/1/22	794	540
	Cleveland Clinic Foundation	4.858%	1/1/14	870	776
	Darden Restaurants Inc.	4.550%	2/15/48	665	546
	Dick's Sporting Goods Inc.	4.100%	1/15/52	2,215	1,466
[1]	Duke University	2.682%	10/1/44	1,376	1,022
[1]	Duke University	2.832%	10/1/55	3,132	2,144
	eBay Inc.	4.000%	7/15/42	802	636
	eBay Inc.	3.650%	5/10/51	4,080	2,926
[1]	Emory University	2.969%	9/1/50	1,165	838
[1]	Ford Foundation	2.415%	6/1/50	250	162
[1]	Ford Foundation	2.815%	6/1/70	2,603	1,586
	Fortune Brands Innovations Inc.	4.500%	3/25/52	1,395	1,047
	General Motors Co.	5.000%	4/1/35	1,455	1,292
	General Motors Co.	6.600%	4/1/36	3,653	3,652
	General Motors Co.	5.150%	4/1/38	1,374	1,187
	General Motors Co.	6.250%	10/2/43	5,457	5,136
	General Motors Co.	5.200%	4/1/45	3,785	3,122
	General Motors Co.	6.750%	4/1/46	2,503	2,468
	General Motors Co.	5.400%	4/1/48	1,886	1,571
	General Motors Co.	5.950%	4/1/49	2,933	2,640
[1]	George Washington University	4.300%	9/15/44	870	762
	George Washington University	4.868%	9/15/45	1,517	1,434
[1]	George Washington University	4.126%	9/15/48	1,625	1,401
[1]	Georgetown University	4.315%	4/1/49	1,107	947
[1]	Georgetown University	2.943%	4/1/50	827	549
[1]	Georgetown University	5.215%	10/1/18	805	731
	Harley-Davidson Inc.	4.625%	7/28/45	345	267
	Hasbro Inc.	6.350%	3/15/40	1,646	1,610
	Hasbro Inc.	5.100%	5/15/44	1,628	1,372
	Home Depot Inc.	5.875%	12/16/36	8,053	8,609
	Home Depot Inc.	3.300%	4/15/40	3,165	2,522
	Home Depot Inc.	5.400%	9/15/40	2,232	2,262
	Home Depot Inc.	5.950%	4/1/41	3,166	3,395
	Home Depot Inc.	4.200%	4/1/43	2,160	1,890
	Home Depot Inc.	4.875%	2/15/44	4,081	3,913
	Home Depot Inc.	4.400%	3/15/45	1,922	1,704
	Home Depot Inc.	4.250%	4/1/46	6,784	5,875
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	3.900%	6/15/47	2,936	2,424
	Home Depot Inc.	4.500%	12/6/48	5,041	4,533
	Home Depot Inc.	3.125%	12/15/49	1,123	794
	Home Depot Inc.	3.350%	4/15/50	5,886	4,366
	Home Depot Inc.	2.375%	3/15/51	2,584	1,549
	Home Depot Inc.	2.750%	9/15/51	942	613
	Home Depot Inc.	3.625%	4/15/52	6,238	4,797
	Home Depot Inc.	4.950%	9/15/52	3,640	3,495
	Home Depot Inc.	3.500%	9/15/56	2,331	1,748
[1]	Howard University	5.209%	10/1/52	901	738
	JD.com Inc.	4.125%	1/14/50	785	605
[1]	Johns Hopkins University	4.083%	7/1/53	1,137	987
[1]	Johns Hopkins University	2.813%	1/1/60	1,025	663
	Lear Corp.	5.250%	5/15/49	1,900	1,605
	Lear Corp.	3.550%	1/15/52	970	606
	Leggett & Platt Inc.	3.500%	11/15/51	1,570	1,111
	Leland Stanford Junior University	3.647%	5/1/48	1,462	1,237
	Leland Stanford Junior University	2.413%	6/1/50	2,438	1,615
	Lowe's Cos. Inc.	5.000%	4/15/33	3,475	3,345
	Lowe's Cos. Inc.	5.500%	10/15/35	1,070	1,065
	Lowe's Cos. Inc.	5.000%	4/15/40	1,119	1,025
	Lowe's Cos. Inc.	2.800%	9/15/41	2,546	1,724
	Lowe's Cos. Inc.	4.650%	4/15/42	482	419
	Lowe's Cos. Inc.	4.250%	9/15/44	347	271
	Lowe's Cos. Inc.	4.375%	9/15/45	2,000	1,635
	Lowe's Cos. Inc.	3.700%	4/15/46	5,017	3,708
	Lowe's Cos. Inc.	4.050%	5/3/47	3,057	2,387
	Lowe's Cos. Inc.	4.550%	4/5/49	1,985	1,639
	Lowe's Cos. Inc.	5.125%	4/15/50	1,865	1,695
	Lowe's Cos. Inc.	3.000%	10/15/50	2,858	1,816
	Lowe's Cos. Inc.	3.500%	4/1/51	1,181	830
	Lowe's Cos. Inc.	4.250%	4/1/52	3,963	3,119
	Lowe's Cos. Inc.	5.625%	4/15/53	5,513	5,293
	Lowe's Cos. Inc.	4.450%	4/1/62	473	369
	Lowe's Cos. Inc.	5.800%	9/15/62	5,130	4,956
[1]	Marriott International Inc.	2.750%	10/15/33	2,679	2,080
	Masco Corp.	4.500%	5/15/47	613	498
	Masco Corp.	3.125%	2/15/51	1,470	939
[1]	Massachusetts Institute of Technology	3.959%	7/1/38	1,185	1,089
[1]	Massachusetts Institute of Technology	2.989%	7/1/50	1,257	935
[1]	Massachusetts Institute of Technology	2.294%	7/1/51	487	309
	Massachusetts Institute of Technology	3.067%	4/1/52	2,080	1,562
	Massachusetts Institute of Technology	5.600%	7/1/11	2,781	3,005
	Massachusetts Institute of Technology	4.678%	7/1/14	1,310	1,188
	Massachusetts Institute of Technology	3.885%	7/1/16	780	588
[1]	McDonald's Corp.	4.700%	12/9/35	3,300	3,118
[1]	McDonald's Corp.	6.300%	10/15/37	550	598
[1]	McDonald's Corp.	6.300%	3/1/38	672	725
[1]	McDonald's Corp.	5.700%	2/1/39	1,699	1,745
[1]	McDonald's Corp.	4.875%	7/15/40	907	851
[1]	McDonald's Corp.	3.700%	2/15/42	3,277	2,598
[1]	McDonald's Corp.	3.625%	5/1/43	1,908	1,487
[1]	McDonald's Corp.	4.600%	5/26/45	1,788	1,588
[1]	McDonald's Corp.	4.875%	12/9/45	5,651	5,137
[1]	McDonald's Corp.	4.450%	3/1/47	2,585	2,237
[1]	McDonald's Corp.	4.450%	9/1/48	1,436	1,251
[1]	McDonald's Corp.	3.625%	9/1/49	5,774	4,351
[1]	McDonald's Corp.	4.200%	4/1/50	1,993	1,656
[1]	McDonald's Corp.	5.150%	9/9/52	2,734	2,621
	MDC Holdings Inc.	6.000%	1/15/43	2,299	1,936
	NIKE Inc.	3.250%	3/27/40	3,398	2,737
	NIKE Inc.	3.625%	5/1/43	437	358
	NIKE Inc.	3.875%	11/1/45	1,578	1,353
	NIKE Inc.	3.375%	11/1/46	1,195	920
	NIKE Inc.	3.375%	3/27/50	5,060	3,937
[1]	Northeastern University	2.894%	10/1/50	740	506
[1]	Northwestern University	4.643%	12/1/44	1,130	1,089

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Northwestern University	2.640%	12/1/50	815	563
[1]	Northwestern University	3.662%	12/1/57	1,876	1,526
	Owens Corning	7.000%	12/1/36	977	1,065
	Owens Corning	4.300%	7/15/47	1,262	1,007
	Owens Corning	4.400%	1/30/48	1,813	1,466
	President & Fellows of Harvard College	4.875%	10/15/40	441	446
	President & Fellows of Harvard College	3.150%	7/15/46	1,190	924
	President & Fellows of Harvard College	2.517%	10/15/50	355	240
	President & Fellows of Harvard College	3.745%	11/15/52	2,160	1,850
	President & Fellows of Harvard College	3.300%	7/15/56	1,771	1,363
	PulteGroup Inc.	6.375%	5/15/33	565	572
	PulteGroup Inc.	6.000%	2/15/35	890	874
[1]	Rockefeller Foundation	2.492%	10/1/50	1,220	797
	Snap-on Inc.	4.100%	3/1/48	1,008	868
	Snap-on Inc.	3.100%	5/1/50	1,590	1,168
	Stanley Black & Decker Inc.	5.200%	9/1/40	309	289
	Stanley Black & Decker Inc.	4.850%	11/15/48	3,205	2,758
	Stanley Black & Decker Inc.	2.750%	11/15/50	2,926	1,755
	Starbucks Corp.	4.300%	6/15/45	477	402
	Starbucks Corp.	3.750%	12/1/47	3,524	2,698
	Starbucks Corp.	4.500%	11/15/48	2,272	1,957
	Starbucks Corp.	4.450%	8/15/49	2,775	2,363
	Starbucks Corp.	3.350%	3/12/50	1,496	1,066
	Starbucks Corp.	3.500%	11/15/50	2,755	2,004
	Thomas Jefferson University	3.847%	11/1/57	1,673	1,240
	TJX Cos. Inc.	4.500%	4/15/50	789	717
[1]	Trustees of Boston College	3.129%	7/1/52	787	562
[1]	Trustees of Boston University	4.061%	10/1/48	818	721
	Trustees of Princeton University	5.700%	3/1/39	1,610	1,774
[1]	Trustees of Princeton University	2.516%	7/1/50	489	334
	Trustees of Princeton University	4.201%	3/1/52	1,355	1,264
[1]	Trustees of the University of Pennsylvania	2.396%	10/1/50	1,318	855
	Trustees of the University of Pennsylvania	4.674%	9/1/12	374	330
	Trustees of the University of Pennsylvania	3.610%	2/15/19	1,105	769
[1]	University of Chicago	2.547%	4/1/50	1,555	1,084
	University of Chicago	3.000%	10/1/52	1,589	1,161
[1]	University of Chicago	4.003%	10/1/53	785	683
[1]	University of Miami	4.063%	4/1/52	1,355	1,144
[1]	University of Notre Dame du Lac	3.438%	2/15/45	1,053	856
[1]	University of Notre Dame du Lac	3.394%	2/15/48	914	734
[1]	University of Southern California	3.028%	10/1/39	2,442	1,959
[1]	University of Southern California	3.841%	10/1/47	1,018	873
	University of Southern California	2.805%	10/1/50	607	416
[1]	University of Southern California	2.945%	10/1/51	935	648
	University of Southern California	5.250%	10/1/11	876	878
[1]	University of Southern California	3.226%	10/1/20	925	571
[1]	Washington University	3.524%	4/15/54	1,795	1,435
	Washington University	4.349%	4/15/22	1,335	1,089
	Whirlpool Corp.	4.500%	6/1/46	1,122	883
	Whirlpool Corp.	4.600%	5/15/50	2,150	1,742
[1]	William Marsh Rice University	3.574%	5/15/45	1,365	1,143
[1]	William Marsh Rice University	3.774%	5/15/55	633	533
[1]	Yale University	2.402%	4/15/50	1,680	1,097
					344,872
Consumer Staples (7.7%)
	Altria Group Inc.	5.800%	2/14/39	6,867	6,318
	Altria Group Inc.	3.400%	2/4/41	1,755	1,176
	Altria Group Inc.	4.250%	8/9/42	1,262	944
	Altria Group Inc.	4.500%	5/2/43	3,884	2,949
	Altria Group Inc.	5.375%	1/31/44	2,900	2,525
	Altria Group Inc.	3.875%	9/16/46	6,335	4,236
	Altria Group Inc.	5.950%	2/14/49	6,010	5,378
	Altria Group Inc.	4.450%	5/6/50	2,098	1,487
	Altria Group Inc.	3.700%	2/4/51	3,278	2,079
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Altria Group Inc.	6.200%	2/14/59	360	340
	Altria Group Inc.	4.000%	2/4/61	3,186	2,104
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	14,747	13,837
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	29,238	26,842
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	1,714	1,612
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	3,382	3,020
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	4,935	4,509
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,050	1,087
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	4,505	4,020
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	4,808	6,000
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	5,509	5,498
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	2,521	3,087
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	4,055	3,557
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,941	1,812
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	8,315	7,331
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	2,614	2,249
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	11,390	11,479
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	3,287	2,894
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	3,034	2,709
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	4,446	4,587
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	1,167	1,007
	Archer-Daniels-Midland Co.	5.935%	10/1/32	440	470
	Archer-Daniels-Midland Co.	5.375%	9/15/35	903	928
	Archer-Daniels-Midland Co.	3.750%	9/15/47	777	639
	Archer-Daniels-Midland Co.	4.500%	3/15/49	3,293	3,009
	Archer-Daniels-Midland Co.	2.700%	9/15/51	2,707	1,806
	BAT Capital Corp.	4.390%	8/15/37	5,951	4,617
	BAT Capital Corp.	3.734%	9/25/40	1,793	1,226
	BAT Capital Corp.	4.540%	8/15/47	4,067	2,917
	BAT Capital Corp.	4.758%	9/6/49	3,420	2,536
	BAT Capital Corp.	5.282%	4/2/50	3,361	2,672
	BAT Capital Corp.	3.984%	9/25/50	3,354	2,210
	BAT Capital Corp.	5.650%	3/16/52	940	790
	Brown-Forman Corp.	4.000%	4/15/38	503	442
	Brown-Forman Corp.	4.500%	7/15/45	1,221	1,101
	Campbell Soup Co.	4.800%	3/15/48	1,709	1,522
	Campbell Soup Co.	3.125%	4/24/50	1,979	1,336
	Church & Dwight Co. Inc.	3.950%	8/1/47	1,162	935
	Church & Dwight Co. Inc.	5.000%	6/15/52	1,550	1,472
	Coca-Cola Co.	2.500%	6/1/40	3,581	2,601
	Coca-Cola Co.	2.875%	5/5/41	2,603	1,984
	Coca-Cola Co.	4.200%	3/25/50	2,038	1,875
	Coca-Cola Co.	2.600%	6/1/50	4,360	2,918
	Coca-Cola Co.	3.000%	3/5/51	3,520	2,565
	Coca-Cola Co.	2.500%	3/15/51	5,347	3,499
	Coca-Cola Co.	2.750%	6/1/60	2,870	1,889
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,435	1,430
[1]	Colgate-Palmolive Co.	4.000%	8/15/45	1,899	1,737
[1]	Colgate-Palmolive Co.	3.700%	8/1/47	405	356
	Conagra Brands Inc.	5.300%	11/1/38	5,078	4,727
	Conagra Brands Inc.	5.400%	11/1/48	1,774	1,616
	Constellation Brands Inc.	4.500%	5/9/47	687	575
	Constellation Brands Inc.	4.100%	2/15/48	2,157	1,693
	Constellation Brands Inc.	5.250%	11/15/48	3,189	2,970
	Constellation Brands Inc.	3.750%	5/1/50	1,970	1,467
	Delhaize America LLC	9.000%	4/15/31	110	133
	Diageo Capital plc	5.875%	9/30/36	519	546
	Diageo Capital plc	3.875%	4/29/43	2,764	2,309
	Diageo Investment Corp.	7.450%	4/15/35	1,794	2,136
	Diageo Investment Corp.	4.250%	5/11/42	262	237
	Dollar General Corp.	4.125%	4/3/50	3,155	2,501
	Dollar Tree Inc.	3.375%	12/1/51	1,005	671
	Estee Lauder Cos. Inc.	6.000%	5/15/37	977	1,054
	Estee Lauder Cos. Inc.	4.375%	6/15/45	2,083	1,869
	Estee Lauder Cos. Inc.	4.150%	3/15/47	312	272
	Estee Lauder Cos. Inc.	3.125%	12/1/49	2,035	1,483

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	1,964	1,728
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	7,384	5,614
	General Mills Inc.	5.400%	6/15/40	793	786
	General Mills Inc.	4.700%	4/17/48	300	276
	General Mills Inc.	3.000%	2/1/51	3,111	2,186
	GSK Consumer Healthcare Capital US LLC	4.000%	3/24/52	2,900	2,269
	Hershey Co.	3.375%	8/15/46	1,603	1,206
	Hershey Co.	3.125%	11/15/49	1,216	903
	Hormel Foods Corp.	3.050%	6/3/51	1,621	1,128
	Ingredion Inc.	3.900%	6/1/50	1,131	838
	J M Smucker Co.	4.250%	3/15/35	1,933	1,743
	J M Smucker Co.	2.750%	9/15/41	595	414
	J M Smucker Co.	3.550%	3/15/50	550	396
[2]	JBS USA LUX SA	5.750%	4/1/33	5,710	5,339
[2]	JBS USA LUX SA	4.375%	2/2/52	2,525	1,793
[2]	JBS USA LUX SA	6.500%	12/1/52	3,030	2,874
	Kellogg Co.	4.500%	4/1/46	1,441	1,252
	Keurig Dr Pepper Inc.	4.500%	11/15/45	2,057	1,753
	Keurig Dr Pepper Inc.	4.420%	12/15/46	2,754	2,289
	Keurig Dr Pepper Inc.	3.800%	5/1/50	1,430	1,071
	Keurig Dr Pepper Inc.	3.350%	3/15/51	1,684	1,156
	Keurig Dr Pepper Inc.	4.500%	4/15/52	2,429	2,033
	Kimberly-Clark Corp.	6.625%	8/1/37	2,986	3,511
	Kimberly-Clark Corp.	5.300%	3/1/41	437	445
	Kimberly-Clark Corp.	3.200%	7/30/46	880	651
	Kimberly-Clark Corp.	3.900%	5/4/47	1,205	1,004
	Kimberly-Clark Corp.	2.875%	2/7/50	889	626
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	822	824
	Kraft Heinz Foods Co.	5.000%	7/15/35	1,475	1,415
	Kraft Heinz Foods Co.	6.875%	1/26/39	2,188	2,385
	Kraft Heinz Foods Co.	6.500%	2/9/40	2,785	2,936
	Kraft Heinz Foods Co.	5.000%	6/4/42	4,554	4,139
	Kraft Heinz Foods Co.	5.200%	7/15/45	5,832	5,388
	Kraft Heinz Foods Co.	4.375%	6/1/46	7,080	5,791
	Kraft Heinz Foods Co.	4.875%	10/1/49	3,675	3,224
	Kraft Heinz Foods Co.	5.500%	6/1/50	3,188	3,049
	Kroger Co.	6.900%	4/15/38	991	1,074
	Kroger Co.	5.400%	7/15/40	353	336
	Kroger Co.	5.000%	4/15/42	1,393	1,260
	Kroger Co.	5.150%	8/1/43	3,091	2,839
	Kroger Co.	3.875%	10/15/46	883	672
	Kroger Co.	4.450%	2/1/47	3,305	2,762
	Kroger Co.	4.650%	1/15/48	1,724	1,480
	Kroger Co.	3.950%	1/15/50	2,367	1,831
	McCormick & Co. Inc.	4.200%	8/15/47	800	658
	Mead Johnson Nutrition Co.	5.900%	11/1/39	1,465	1,533
	Molson Coors Beverage Co.	5.000%	5/1/42	5,029	4,500
	Molson Coors Beverage Co.	4.200%	7/15/46	4,133	3,225
	Mondelez International Inc.	2.625%	9/4/50	2,426	1,532
	PepsiCo Inc.	3.500%	3/19/40	599	496
	PepsiCo Inc.	2.625%	10/21/41	4,318	3,168
	PepsiCo Inc.	4.000%	3/5/42	1,258	1,116
	PepsiCo Inc.	3.600%	8/13/42	1,885	1,578
	PepsiCo Inc.	4.250%	10/22/44	1,056	941
	PepsiCo Inc.	4.450%	4/14/46	3,404	3,220
	PepsiCo Inc.	3.450%	10/6/46	1,860	1,501
	PepsiCo Inc.	4.000%	5/2/47	1,780	1,580
	PepsiCo Inc.	3.375%	7/29/49	2,867	2,273
	PepsiCo Inc.	2.875%	10/15/49	4,144	2,981
	PepsiCo Inc.	3.625%	3/19/50	2,856	2,354
	PepsiCo Inc.	2.750%	10/21/51	1,460	1,013
	PepsiCo Inc.	4.200%	7/18/52	625	566
	PepsiCo Inc.	3.875%	3/19/60	1,580	1,331
	Philip Morris International Inc.	6.375%	5/16/38	5,049	5,327
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	4.375%	11/15/41	2,066	1,710
	Philip Morris International Inc.	4.500%	3/20/42	1,870	1,560
	Philip Morris International Inc.	3.875%	8/21/42	442	336
	Philip Morris International Inc.	4.125%	3/4/43	3,950	3,118
	Philip Morris International Inc.	4.875%	11/15/43	3,616	3,152
	Philip Morris International Inc.	4.250%	11/10/44	3,375	2,690
	Procter & Gamble Co.	5.800%	8/15/34	529	576
	Procter & Gamble Co.	5.550%	3/5/37	1,280	1,395
	Procter & Gamble Co.	3.550%	3/25/40	2,155	1,849
	Procter & Gamble Co.	3.500%	10/25/47	2,483	2,047
	Procter & Gamble Co.	3.600%	3/25/50	1,935	1,634
	Reynolds American Inc.	5.700%	8/15/35	3,679	3,346
	Reynolds American Inc.	7.250%	6/15/37	2,070	2,183
	Reynolds American Inc.	6.150%	9/15/43	1,440	1,317
	Reynolds American Inc.	5.850%	8/15/45	6,143	5,279
	Sysco Corp.	5.375%	9/21/35	511	504
	Sysco Corp.	6.600%	4/1/40	3,417	3,649
	Sysco Corp.	4.850%	10/1/45	1,389	1,212
	Sysco Corp.	4.500%	4/1/46	821	685
	Sysco Corp.	4.450%	3/15/48	2,555	2,112
	Sysco Corp.	3.300%	2/15/50	358	245
	Sysco Corp.	6.600%	4/1/50	2,310	2,535
	Sysco Corp.	3.150%	12/14/51	3,415	2,239
	Target Corp.	6.500%	10/15/37	494	553
	Target Corp.	7.000%	1/15/38	2,014	2,351
	Target Corp.	4.000%	7/1/42	685	602
	Target Corp.	3.625%	4/15/46	2,301	1,825
	Target Corp.	3.900%	11/15/47	829	680
	Target Corp.	2.950%	1/15/52	3,568	2,431
	Target Corp.	4.800%	1/15/53	4,140	3,864
	Tyson Foods Inc.	4.875%	8/15/34	1,400	1,332
	Tyson Foods Inc.	5.150%	8/15/44	852	775
	Tyson Foods Inc.	4.550%	6/2/47	1,384	1,156
	Tyson Foods Inc.	5.100%	9/28/48	5,602	5,055
[1]	Unilever Capital Corp.	2.625%	8/12/51	1,195	798
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	2,938	2,427
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	2,922	2,117
	Walmart Inc.	5.250%	9/1/35	3,901	4,097
	Walmart Inc.	6.200%	4/15/38	1,712	1,924
	Walmart Inc.	3.950%	6/28/38	4,447	4,030
	Walmart Inc.	5.625%	4/1/40	1,891	2,024
	Walmart Inc.	5.000%	10/25/40	1,763	1,760
	Walmart Inc.	5.625%	4/15/41	2,668	2,871
	Walmart Inc.	2.500%	9/22/41	2,595	1,854
	Walmart Inc.	4.000%	4/11/43	2,557	2,247
	Walmart Inc.	3.625%	12/15/47	1,862	1,530
	Walmart Inc.	4.050%	6/29/48	3,839	3,382
	Walmart Inc.	2.950%	9/24/49	1,183	856
	Walmart Inc.	2.650%	9/22/51	2,473	1,676
	Walmart Inc.	4.500%	9/9/52	4,375	4,125
					445,711
Energy (8.8%)
	Baker Hughes Holdings LLC	5.125%	9/15/40	3,519	3,318
	Baker Hughes Holdings LLC	4.080%	12/15/47	1,549	1,223
	BP Capital Markets America Inc.	3.060%	6/17/41	3,543	2,623
	BP Capital Markets America Inc.	3.000%	2/24/50	7,620	5,180
	BP Capital Markets America Inc.	2.772%	11/10/50	6,471	4,169
	BP Capital Markets America Inc.	2.939%	6/4/51	6,403	4,255
	BP Capital Markets America Inc.	3.001%	3/17/52	4,417	2,962
	BP Capital Markets America Inc.	3.379%	2/8/61	4,591	3,171
	Canadian Natural Resources Ltd.	6.450%	6/30/33	1,545	1,575
	Canadian Natural Resources Ltd.	5.850%	2/1/35	3,112	2,994
	Canadian Natural Resources Ltd.	6.500%	2/15/37	2,814	2,836
	Canadian Natural Resources Ltd.	6.250%	3/15/38	2,125	2,140
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,825	1,903
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/47	1,475	1,284
	Cenovus Energy Inc.	5.250%	6/15/37	1,575	1,439

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cenovus Energy Inc.	6.800%	9/15/37	1,723	1,774
	Cenovus Energy Inc.	6.750%	11/15/39	1,258	1,314
	Cenovus Energy Inc.	5.400%	6/15/47	3,045	2,742
	Cenovus Energy Inc.	3.750%	2/15/52	1,153	816
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	3,439	2,716
	Chevron Corp.	3.078%	5/11/50	3,132	2,259
	Chevron USA Inc.	5.250%	11/15/43	2,114	2,124
	Chevron USA Inc.	2.343%	8/12/50	1,773	1,106
	Columbia Pipeline Group Inc.	5.800%	6/1/45	343	339
	ConocoPhillips	5.900%	5/15/38	3,115	3,270
	ConocoPhillips	6.500%	2/1/39	2,739	3,092
	ConocoPhillips	4.875%	10/1/47	570	533
	ConocoPhillips Co.	3.758%	3/15/42	2,831	2,323
	ConocoPhillips Co.	4.300%	11/15/44	1,974	1,713
	ConocoPhillips Co.	3.800%	3/15/52	3,670	2,911
	ConocoPhillips Co.	4.025%	3/15/62	5,936	4,704
	Continental Resources Inc.	4.900%	6/1/44	1,514	1,135
	DCP Midstream Operating LP	5.600%	4/1/44	535	500
	Devon Energy Corp.	5.600%	7/15/41	2,175	2,005
	Devon Energy Corp.	4.750%	5/15/42	1,497	1,244
	Devon Energy Corp.	5.000%	6/15/45	3,775	3,203
	Diamondback Energy Inc.	6.250%	3/15/33	2,825	2,880
	Diamondback Energy Inc.	4.400%	3/24/51	833	645
	Diamondback Energy Inc.	4.250%	3/15/52	3,050	2,293
	Diamondback Energy Inc.	6.250%	3/15/53	2,645	2,606
[1]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	985	858
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	625	522
[1]	Eastern Gas Transmission & Storage Inc.	3.900%	11/15/49	825	598
[1]	Enbridge Energy Partners LP	7.500%	4/15/38	996	1,116
	Enbridge Energy Partners LP	5.500%	9/15/40	1,888	1,785
	Enbridge Energy Partners LP	7.375%	10/15/45	1,378	1,560
	Enbridge Inc.	2.500%	8/1/33	2,618	2,022
	Enbridge Inc.	4.500%	6/10/44	515	431
	Enbridge Inc.	5.500%	12/1/46	3,097	2,933
	Enbridge Inc.	4.000%	11/15/49	1,155	895
	Enbridge Inc.	3.400%	8/1/51	1,688	1,159
	Energy Transfer LP	4.900%	3/15/35	2,683	2,406
	Energy Transfer LP	6.625%	10/15/36	2,350	2,383
[1]	Energy Transfer LP	5.800%	6/15/38	1,127	1,054
	Energy Transfer LP	7.500%	7/1/38	839	910
	Energy Transfer LP	6.050%	6/1/41	1,529	1,466
	Energy Transfer LP	6.500%	2/1/42	3,887	3,867
	Energy Transfer LP	6.100%	2/15/42	1,939	1,822
	Energy Transfer LP	4.950%	1/15/43	1,648	1,343
	Energy Transfer LP	5.150%	2/1/43	2,950	2,480
	Energy Transfer LP	5.950%	10/1/43	3,043	2,827
	Energy Transfer LP	5.300%	4/1/44	1,430	1,228
	Energy Transfer LP	5.000%	5/15/44	505	417
	Energy Transfer LP	5.150%	3/15/45	4,339	3,634
	Energy Transfer LP	5.350%	5/15/45	1,565	1,335
	Energy Transfer LP	6.125%	12/15/45	4,431	4,144
	Energy Transfer LP	5.300%	4/15/47	3,879	3,294
	Energy Transfer LP	5.400%	10/1/47	2,108	1,814
	Energy Transfer LP	6.000%	6/15/48	2,070	1,905
	Energy Transfer LP	6.250%	4/15/49	2,737	2,602
	Energy Transfer LP	5.000%	5/15/50	3,546	2,912
[1]	Enterprise Products Operating LLC	6.875%	3/1/33	843	937
[1]	Enterprise Products Operating LLC	6.650%	10/15/34	722	770
	Enterprise Products Operating LLC	7.550%	4/15/38	2,591	2,927
	Enterprise Products Operating LLC	6.125%	10/15/39	2,791	2,918
	Enterprise Products Operating LLC	6.450%	9/1/40	1,030	1,093
	Enterprise Products Operating LLC	5.950%	2/1/41	3,550	3,595
	Enterprise Products Operating LLC	5.700%	2/15/42	565	556
	Enterprise Products Operating LLC	4.850%	8/15/42	3,166	2,839
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	4.450%	2/15/43	3,889	3,322
	Enterprise Products Operating LLC	4.850%	3/15/44	3,585	3,190
	Enterprise Products Operating LLC	5.100%	2/15/45	4,314	3,947
	Enterprise Products Operating LLC	4.250%	2/15/48	1,955	1,587
	Enterprise Products Operating LLC	4.800%	2/1/49	4,921	4,309
	Enterprise Products Operating LLC	4.200%	1/31/50	4,403	3,532
	Enterprise Products Operating LLC	3.700%	1/31/51	1,273	936
	Enterprise Products Operating LLC	3.200%	2/15/52	1,871	1,247
	Enterprise Products Operating LLC	3.300%	2/15/53	3,727	2,531
	Enterprise Products Operating LLC	4.950%	10/15/54	2,994	2,617
	Enterprise Products Operating LLC	3.950%	1/31/60	585	431
	EOG Resources Inc.	3.900%	4/1/35	2,137	1,888
	EOG Resources Inc.	4.950%	4/15/50	2,425	2,336
	Exxon Mobil Corp.	2.995%	8/16/39	2,260	1,736
	Exxon Mobil Corp.	4.227%	3/19/40	5,062	4,549
	Exxon Mobil Corp.	3.567%	3/6/45	3,688	2,922
	Exxon Mobil Corp.	4.114%	3/1/46	10,222	8,747
	Exxon Mobil Corp.	3.095%	8/16/49	5,729	4,115
	Exxon Mobil Corp.	4.327%	3/19/50	8,801	7,812
	Exxon Mobil Corp.	3.452%	4/15/51	5,587	4,260
	Halliburton Co.	4.850%	11/15/35	5,074	4,730
	Halliburton Co.	6.700%	9/15/38	905	970
	Halliburton Co.	7.450%	9/15/39	1,819	2,067
	Halliburton Co.	4.500%	11/15/41	2,369	1,984
	Halliburton Co.	4.750%	8/1/43	4,056	3,484
	Halliburton Co.	5.000%	11/15/45	5,219	4,604
	Hess Corp.	7.125%	3/15/33	1,505	1,615
	Hess Corp.	6.000%	1/15/40	697	685
	Hess Corp.	5.600%	2/15/41	2,330	2,182
	Hess Corp.	5.800%	4/1/47	3,244	3,079
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	571	621
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,555	1,517
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,483	1,498
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,391	3,616
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,540	1,569
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	3,198	3,201
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	2,051	2,253
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	825	752
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	3,500	2,991
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,679	1,396
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,843	1,558
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,993	2,694
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	3,776	3,383
	Kinder Morgan Inc.	5.200%	6/1/33	1,050	1,000
	Kinder Morgan Inc.	5.300%	12/1/34	3,916	3,673
	Kinder Morgan Inc.	5.550%	6/1/45	3,476	3,150
	Kinder Morgan Inc.	5.050%	2/15/46	943	796
	Kinder Morgan Inc.	5.200%	3/1/48	1,241	1,078
	Kinder Morgan Inc.	3.250%	8/1/50	2,713	1,716
	Kinder Morgan Inc.	3.600%	2/15/51	2,594	1,755
	Kinder Morgan Inc.	5.450%	8/1/52	3,160	2,818
	Magellan Midstream Partners LP	5.150%	10/15/43	455	400
	Magellan Midstream Partners LP	4.250%	9/15/46	1,040	800
	Magellan Midstream Partners LP	4.200%	10/3/47	382	292
	Magellan Midstream Partners LP	4.850%	2/1/49	1,359	1,151
	Magellan Midstream Partners LP	3.950%	3/1/50	3,258	2,395
	Marathon Oil Corp.	6.600%	10/1/37	2,220	2,212
	Marathon Oil Corp.	5.200%	6/1/45	754	635
	Marathon Petroleum Corp.	6.500%	3/1/41	2,026	2,094
	Marathon Petroleum Corp.	4.750%	9/15/44	3,901	3,256
	Marathon Petroleum Corp.	4.500%	4/1/48	450	360
	Marathon Petroleum Corp.	5.000%	9/15/54	1,585	1,336
	MPLX LP	4.500%	4/15/38	2,556	2,184
	MPLX LP	5.200%	3/1/47	3,070	2,658
	MPLX LP	5.200%	12/1/47	3,433	2,954
	MPLX LP	4.700%	4/15/48	2,948	2,374
	MPLX LP	5.500%	2/15/49	7,088	6,346

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MPLX LP	4.950%	3/14/52	2,831	2,355
	MPLX LP	5.650%	3/1/53	1,000	921
	MPLX LP	4.900%	4/15/58	1,899	1,520
	NOV Inc.	3.950%	12/1/42	2,106	1,527
	ONEOK Inc.	6.000%	6/15/35	1,170	1,127
	ONEOK Inc.	4.950%	7/13/47	3,924	3,218
	ONEOK Inc.	5.200%	7/15/48	3,768	3,201
	ONEOK Inc.	4.450%	9/1/49	1,960	1,473
	ONEOK Inc.	4.500%	3/15/50	1,440	1,097
	ONEOK Inc.	7.150%	1/15/51	585	613
	ONEOK Partners LP	6.650%	10/1/36	1,385	1,404
	ONEOK Partners LP	6.850%	10/15/37	506	524
	ONEOK Partners LP	6.125%	2/1/41	1,354	1,307
	ONEOK Partners LP	6.200%	9/15/43	1,165	1,126
	Ovintiv Inc.	6.500%	8/15/34	1,276	1,278
	Ovintiv Inc.	6.625%	8/15/37	2,349	2,327
	Ovintiv Inc.	6.500%	2/1/38	1,676	1,648
	Phillips 66	4.650%	11/15/34	2,940	2,744
	Phillips 66	5.875%	5/1/42	2,372	2,460
	Phillips 66	4.875%	11/15/44	4,926	4,489
	Phillips 66	3.300%	3/15/52	1,320	909
[2]	Phillips 66 Co.	4.680%	2/15/45	1,607	1,406
[2]	Phillips 66 Co.	4.900%	10/1/46	4,059	3,586
	Plains All American Pipeline LP	6.650%	1/15/37	1,319	1,319
	Plains All American Pipeline LP	5.150%	6/1/42	2,921	2,399
	Plains All American Pipeline LP	4.300%	1/31/43	1,447	1,062
	Plains All American Pipeline LP	4.700%	6/15/44	647	500
	Plains All American Pipeline LP	4.900%	2/15/45	1,700	1,341
[2]	Sabine Pass Liquefaction LLC	5.900%	9/15/37	1,335	1,333
	Shell International Finance BV	4.125%	5/11/35	7,707	7,092
	Shell International Finance BV	6.375%	12/15/38	4,914	5,449
	Shell International Finance BV	5.500%	3/25/40	3,449	3,547
	Shell International Finance BV	2.875%	11/26/41	1,695	1,245
	Shell International Finance BV	3.625%	8/21/42	573	466
	Shell International Finance BV	4.550%	8/12/43	4,774	4,363
	Shell International Finance BV	4.375%	5/11/45	10,051	8,888
	Shell International Finance BV	4.000%	5/10/46	5,908	4,901
	Shell International Finance BV	3.750%	9/12/46	3,048	2,424
	Shell International Finance BV	3.125%	11/7/49	2,167	1,552
	Shell International Finance BV	3.250%	4/6/50	6,114	4,496
	Shell International Finance BV	3.000%	11/26/51	1,515	1,047
	Spectra Energy Partners LP	5.950%	9/25/43	1,565	1,543
	Spectra Energy Partners LP	4.500%	3/15/45	2,910	2,409
	Suncor Energy Inc.	5.950%	12/1/34	892	891
	Suncor Energy Inc.	6.800%	5/15/38	2,360	2,516
	Suncor Energy Inc.	6.500%	6/15/38	5,037	5,171
	Suncor Energy Inc.	6.850%	6/1/39	1,503	1,608
	Suncor Energy Inc.	4.000%	11/15/47	2,310	1,803
	Suncor Energy Inc.	3.750%	3/4/51	1,305	959
	Targa Resources Corp.	6.125%	3/15/33	1,108	1,113
	Targa Resources Corp.	4.950%	4/15/52	3,900	3,126
	Targa Resources Corp.	6.500%	2/15/53	2,570	2,529
	TotalEnergies Capital International SA	2.986%	6/29/41	559	416
	TotalEnergies Capital International SA	3.461%	7/12/49	1,401	1,072
	TotalEnergies Capital International SA	3.127%	5/29/50	9,151	6,528
	TransCanada PipeLines Ltd.	4.625%	3/1/34	3,402	3,098
	TransCanada PipeLines Ltd.	5.600%	3/31/34	361	354
	TransCanada PipeLines Ltd.	5.850%	3/15/36	2,787	2,762
	TransCanada PipeLines Ltd.	6.200%	10/15/37	3,200	3,297
	TransCanada PipeLines Ltd.	4.750%	5/15/38	653	583
	TransCanada PipeLines Ltd.	7.250%	8/15/38	2,521	2,794
	TransCanada PipeLines Ltd.	7.625%	1/15/39	3,299	3,819
	TransCanada PipeLines Ltd.	6.100%	6/1/40	1,116	1,129
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,326	1,186
	TransCanada PipeLines Ltd.	4.875%	5/15/48	5,620	4,932
	TransCanada PipeLines Ltd.	5.100%	3/15/49	1,254	1,141
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	430	412
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	225	194
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	3,442	2,945
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	3,534	2,737
	Valero Energy Corp.	6.625%	6/15/37	3,317	3,526
	Valero Energy Corp.	3.650%	12/1/51	3,628	2,578
	Valero Energy Corp.	4.000%	6/1/52	3,498	2,637
[3]	Williams Cos. Inc.	5.650%	3/15/33	500	500
	Williams Cos. Inc.	6.300%	4/15/40	1,788	1,832
	Williams Cos. Inc.	5.800%	11/15/43	2,334	2,251
	Williams Cos. Inc.	5.400%	3/4/44	626	577
	Williams Cos. Inc.	5.750%	6/24/44	619	590
	Williams Cos. Inc.	4.900%	1/15/45	1,141	972
	Williams Cos. Inc.	5.100%	9/15/45	4,097	3,601
	Williams Cos. Inc.	4.850%	3/1/48	2,460	2,110
	Williams Cos. Inc.	3.500%	10/15/51	1,943	1,325
	Williams Cos. Inc.	5.300%	8/15/52	2,020	1,825
					513,647
Financials (13.8%)
	AerCap Ireland Capital DAC	3.400%	10/29/33	6,860	5,342
	AerCap Ireland Capital DAC	3.850%	10/29/41	2,623	1,911
	Aflac Inc.	4.000%	10/15/46	1,183	942
	Aflac Inc.	4.750%	1/15/49	1,854	1,704
	Alleghany Corp.	4.900%	9/15/44	1,162	1,089
	Alleghany Corp.	3.250%	8/15/51	510	365
	Allstate Corp.	5.350%	6/1/33	424	432
	Allstate Corp.	5.550%	5/9/35	861	884
	Allstate Corp.	5.950%	4/1/36	1,430	1,516
	Allstate Corp.	4.500%	6/15/43	1,921	1,710
	Allstate Corp.	4.200%	12/15/46	1,700	1,413
	Allstate Corp.	3.850%	8/10/49	2,593	2,069
[1]	Allstate Corp.	6.500%	5/15/57	976	947
	American Express Co.	4.050%	12/3/42	1,667	1,472
	American Financial Group Inc.	4.500%	6/15/47	1,248	1,034
	American International Group Inc.	3.875%	1/15/35	397	348
	American International Group Inc.	4.700%	7/10/35	936	830
	American International Group Inc.	6.250%	5/1/36	359	379
	American International Group Inc.	4.500%	7/16/44	2,476	2,156
	American International Group Inc.	4.800%	7/10/45	2,483	2,211
	American International Group Inc.	4.750%	4/1/48	1,895	1,687
	American International Group Inc.	4.375%	6/30/50	4,580	3,853
	Aon Corp.	6.250%	9/30/40	1,602	1,658
	Aon Corp.	2.900%	8/23/51	618	399
	Aon Corp.	3.900%	2/28/52	2,055	1,581
	Aon Global Ltd.	4.600%	6/14/44	1,095	955
	Aon Global Ltd.	4.750%	5/15/45	2,168	1,923
	Arch Capital Finance LLC	5.031%	12/15/46	1,322	1,173
	Arch Capital Group Ltd.	7.350%	5/1/34	667	757
	Arch Capital Group Ltd.	3.635%	6/30/50	2,513	1,808
	Arch Capital Group US Inc.	5.144%	11/1/43	430	393
[3]	Arthur J Gallagher & Co.	5.500%	3/2/33	1,000	999
	Arthur J Gallagher & Co.	3.500%	5/20/51	1,710	1,213
	Arthur J Gallagher & Co.	3.050%	3/9/52	465	301
[3]	Arthur J Gallagher & Co.	5.750%	3/2/53	1,075	1,068
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	1,179	817
	Athene Holding Ltd.	3.950%	5/25/51	1,802	1,264
	Athene Holding Ltd.	3.450%	5/15/52	1,991	1,267
	Bank of America Corp.	6.110%	1/29/37	2,946	3,029
[1]	Bank of America Corp.	4.244%	4/24/38	3,279	2,837
	Bank of America Corp.	7.750%	5/14/38	6,113	7,201
[1]	Bank of America Corp.	4.078%	4/23/40	6,250	5,241
[1]	Bank of America Corp.	2.676%	6/19/41	11,009	7,558
[1]	Bank of America Corp.	5.875%	2/7/42	3,533	3,686

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	3.311%	4/22/42	8,605	6,410
[1]	Bank of America Corp.	5.000%	1/21/44	7,537	7,147
[1]	Bank of America Corp.	4.875%	4/1/44	1,530	1,412
[1]	Bank of America Corp.	4.750%	4/21/45	1,066	968
[1]	Bank of America Corp.	4.443%	1/20/48	8,035	6,935
[1]	Bank of America Corp.	3.946%	1/23/49	2,552	2,029
[1]	Bank of America Corp.	4.330%	3/15/50	11,057	9,274
[1]	Bank of America Corp.	4.083%	3/20/51	16,535	13,295
[1]	Bank of America Corp.	2.831%	10/24/51	413	264
[1]	Bank of America Corp.	3.483%	3/13/52	2,906	2,134
	Bank of America Corp.	2.972%	7/21/52	4,883	3,191
[1]	Bank of America NA	6.000%	10/15/36	4,447	4,596
	Barclays plc	3.811%	3/10/42	1,445	1,048
	Barclays plc	3.330%	11/24/42	2,275	1,631
	Barclays plc	5.250%	8/17/45	4,156	3,866
	Barclays plc	4.950%	1/10/47	5,917	5,291
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,559	1,678
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,434	2,239
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,816	2,534
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	8,006	7,071
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	5,447	4,846
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	5,623	3,795
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	926	579
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	9,350	7,541
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,080	999
	Brighthouse Financial Inc.	4.700%	6/22/47	1,011	780
	Brighthouse Financial Inc.	3.850%	12/22/51	2,565	1,687
	Brookfield Finance Inc.	4.700%	9/20/47	2,734	2,325
	Brookfield Finance Inc.	3.500%	3/30/51	581	392
	Brookfield Finance Inc.	3.625%	2/15/52	2,006	1,367
	Brookfield Finance LLC	3.450%	4/15/50	2,292	1,542
	Brown & Brown Inc.	4.950%	3/17/52	1,663	1,399
	Chubb Corp.	6.000%	5/11/37	1,848	1,981
[1]	Chubb Corp.	6.500%	5/15/38	2,532	2,851
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,968	2,186
	Chubb INA Holdings Inc.	4.150%	3/13/43	599	521
	Chubb INA Holdings Inc.	4.350%	11/3/45	2,088	1,867
	Chubb INA Holdings Inc.	2.850%	12/15/51	1,515	1,027
	Chubb INA Holdings Inc.	3.050%	12/15/61	3,363	2,197
	CI Financial Corp.	4.100%	6/15/51	2,748	1,650
	Cincinnati Financial Corp.	6.125%	11/1/34	714	749
	Citigroup Inc.	6.000%	10/31/33	2,459	2,497
	Citigroup Inc.	6.125%	8/25/36	2,398	2,436
[1]	Citigroup Inc.	3.878%	1/24/39	3,473	2,856
	Citigroup Inc.	8.125%	7/15/39	5,876	7,461
[1]	Citigroup Inc.	5.316%	3/26/41	2,223	2,162
	Citigroup Inc.	5.875%	1/30/42	4,616	4,807
	Citigroup Inc.	2.904%	11/3/42	1,277	889
	Citigroup Inc.	6.675%	9/13/43	2,744	3,021
	Citigroup Inc.	5.300%	5/6/44	3,170	2,982
	Citigroup Inc.	4.650%	7/30/45	2,038	1,804
	Citigroup Inc.	4.750%	5/18/46	5,148	4,434
[1]	Citigroup Inc.	4.281%	4/24/48	1,869	1,586
	Citigroup Inc.	4.650%	7/23/48	8,211	7,349
	CME Group Inc.	5.300%	9/15/43	1,843	1,881
	CME Group Inc.	4.150%	6/15/48	1,352	1,204
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	6,759	7,042
	Cooperatieve Rabobank UA	5.750%	12/1/43	2,233	2,249
	Cooperatieve Rabobank UA	5.250%	8/4/45	2,484	2,355
[2]	Corebridge Financial Inc.	4.350%	4/5/42	1,774	1,465
[2]	Corebridge Financial Inc.	4.400%	4/5/52	3,395	2,696
	Credit Suisse Group AG	4.875%	5/15/45	5,303	3,865
	Equitable Holdings Inc.	5.000%	4/20/48	5,947	5,254
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,382	1,237
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,149	805
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	4,303	2,787
	Fidelity National Financial Inc.	3.200%	9/17/51	1,213	732
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fifth Third Bancorp	8.250%	3/1/38	3,921	4,886
[1]	First Republic Bank	4.375%	8/1/46	1,456	1,100
[1]	First Republic Bank	4.625%	2/13/47	895	707
	Franklin Resources Inc.	2.950%	8/12/51	254	162
	GATX Corp.	5.200%	3/15/44	1,579	1,419
	GATX Corp.	3.100%	6/1/51	1,574	994
	Global Payments Inc.	4.150%	8/15/49	3,020	2,185
	Global Payments Inc.	5.950%	8/15/52	1,925	1,776
	Goldman Sachs Capital I	6.345%	2/15/34	657	687
	Goldman Sachs Group Inc.	6.450%	5/1/36	4,380	4,555
	Goldman Sachs Group Inc.	6.750%	10/1/37	18,207	19,388
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	4,104	3,403
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	4,442	3,850
	Goldman Sachs Group Inc.	6.250%	2/1/41	9,675	10,354
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,468	2,515
	Goldman Sachs Group Inc.	2.908%	7/21/42	2,141	1,489
	Goldman Sachs Group Inc.	3.436%	2/24/43	6,890	5,131
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	8,278	7,428
	Goldman Sachs Group Inc.	5.150%	5/22/45	3,106	2,872
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,581	3,198
	Hartford Financial Services Group Inc.	5.950%	10/15/36	1,146	1,179
	Hartford Financial Services Group Inc.	6.100%	10/1/41	1,461	1,498
	Hartford Financial Services Group Inc.	4.300%	4/15/43	1,415	1,174
	Hartford Financial Services Group Inc.	4.400%	3/15/48	637	541
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,833	1,370
	Hartford Financial Services Group Inc.	2.900%	9/15/51	1,190	771
[1]	HSBC Bank USA NA	5.875%	11/1/34	265	254
[1]	HSBC Bank USA NA	5.625%	8/15/35	815	769
[1]	HSBC Bank USA NA	7.000%	1/15/39	2,431	2,734
	HSBC Holdings plc	8.113%	11/3/33	3,173	3,493
[1]	HSBC Holdings plc	6.500%	5/2/36	5,199	5,294
	HSBC Holdings plc	6.500%	9/15/37	1,568	1,624
[1]	HSBC Holdings plc	6.500%	9/15/37	3,100	3,096
[1]	HSBC Holdings plc	6.800%	6/1/38	3,296	3,375
	HSBC Holdings plc	6.100%	1/14/42	3,513	3,750
	HSBC Holdings plc	5.250%	3/14/44	4,138	3,761
	Intercontinental Exchange Inc.	4.600%	3/15/33	6,716	6,410
	Intercontinental Exchange Inc.	2.650%	9/15/40	4,530	3,185
	Intercontinental Exchange Inc.	4.250%	9/21/48	4,630	3,991
	Intercontinental Exchange Inc.	3.000%	6/15/50	2,256	1,534
	Intercontinental Exchange Inc.	4.950%	6/15/52	5,349	5,057
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,480	936
	Intercontinental Exchange Inc.	5.200%	6/15/62	4,214	4,146
	Invesco Finance plc	5.375%	11/30/43	298	283
	Jackson Financial Inc.	4.000%	11/23/51	1,385	928
	Jefferies Financial Group Inc.	6.250%	1/15/36	364	377
	Jefferies Financial Group Inc.	6.500%	1/20/43	1,644	1,687
	JPMorgan Chase & Co.	6.400%	5/15/38	8,126	8,913
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	3,400	2,832
	JPMorgan Chase & Co.	5.500%	10/15/40	1,000	1,011
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	6,666	4,924
	JPMorgan Chase & Co.	5.600%	7/15/41	8,452	8,602
	JPMorgan Chase & Co.	2.525%	11/19/41	2,311	1,546
	JPMorgan Chase & Co.	5.400%	1/6/42	4,866	4,835
	JPMorgan Chase & Co.	3.157%	4/22/42	2,797	2,064
	JPMorgan Chase & Co.	5.625%	8/16/43	4,689	4,660
	JPMorgan Chase & Co.	4.850%	2/1/44	5,886	5,514
	JPMorgan Chase & Co.	4.950%	6/1/45	4,584	4,210
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	6,587	5,566
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	2,825	2,302
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	6,762	5,432
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	3,736	2,968
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	6,030	4,116
	JPMorgan Chase & Co.	3.328%	4/22/52	12,595	8,937
	Legg Mason Inc.	5.625%	1/15/44	783	776
	Lincoln National Corp.	6.300%	10/9/37	979	982
	Lincoln National Corp.	7.000%	6/15/40	2,728	2,948

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lincoln National Corp.	4.350%	3/1/48	671	521
	Lloyds Banking Group plc	5.300%	12/1/45	1,191	1,072
	Lloyds Banking Group plc	3.369%	12/14/46	3,260	2,211
	Lloyds Banking Group plc	4.344%	1/9/48	5,885	4,532
	Loews Corp.	4.125%	5/15/43	2,331	1,939
	Manulife Financial Corp.	5.375%	3/4/46	1,865	1,888
	Markel Corp.	5.000%	4/5/46	1,445	1,271
	Markel Corp.	4.300%	11/1/47	1,323	1,048
	Markel Corp.	5.000%	5/20/49	1,763	1,580
	Markel Corp.	4.150%	9/17/50	816	633
	Markel Corp.	3.450%	5/7/52	1,685	1,157
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	578	610
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,870	2,666
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	2,625	2,240
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	655	548
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	3,232	2,979
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	850	561
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	2,110	2,341
	Mastercard Inc.	3.950%	2/26/48	1,675	1,443
	Mastercard Inc.	3.650%	6/1/49	1,765	1,445
	Mastercard Inc.	3.850%	3/26/50	6,415	5,382
	Mastercard Inc.	2.950%	3/15/51	2,460	1,761
	MetLife Inc.	6.375%	6/15/34	1,366	1,522
	MetLife Inc.	5.700%	6/15/35	5,101	5,347
[1]	MetLife Inc.	6.400%	12/15/36	1,167	1,170
[1]	MetLife Inc.	10.750%	8/1/39	544	733
	MetLife Inc.	5.875%	2/6/41	3,047	3,166
	MetLife Inc.	4.125%	8/13/42	1,088	928
	MetLife Inc.	4.875%	11/13/43	3,448	3,217
	MetLife Inc.	4.721%	12/15/44	2,517	2,291
	MetLife Inc.	4.050%	3/1/45	3,809	3,189
	MetLife Inc.	4.600%	5/13/46	95	85
	MetLife Inc.	5.000%	7/15/52	4,835	4,623
	MetLife Inc.	5.250%	1/15/54	1,970	1,928
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	1,173	1,052
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	2,279	1,989
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	3,116	2,623
[1]	Morgan Stanley	3.971%	7/22/38	7,871	6,645
[1]	Morgan Stanley	4.457%	4/22/39	3,983	3,539
	Morgan Stanley	3.217%	4/22/42	5,843	4,352
	Morgan Stanley	6.375%	7/24/42	4,636	5,103
	Morgan Stanley	4.300%	1/27/45	6,652	5,721
	Morgan Stanley	4.375%	1/22/47	7,171	6,242
[1]	Morgan Stanley	5.597%	3/24/51	5,898	6,097
[1]	Morgan Stanley	2.802%	1/25/52	2,979	1,918
	Nasdaq Inc.	2.500%	12/21/40	996	647
	Nasdaq Inc.	3.250%	4/28/50	1,935	1,312
	Nasdaq Inc.	3.950%	3/7/52	2,255	1,708
[1]	Nationwide Financial Services Inc.	6.750%	5/15/37	861	854
[3]	NatWest Group plc	6.016%	3/2/34	2,125	2,126
	Old Republic International Corp.	3.850%	6/11/51	2,055	1,470
	PayPal Holdings Inc.	3.250%	6/1/50	3,030	2,097
	PayPal Holdings Inc.	5.050%	6/1/52	3,405	3,107
	PayPal Holdings Inc.	5.250%	6/1/62	1,685	1,542
	Principal Financial Group Inc.	6.050%	10/15/36	340	355
	Principal Financial Group Inc.	4.625%	9/15/42	287	243
	Principal Financial Group Inc.	4.350%	5/15/43	1,196	978
	Principal Financial Group Inc.	4.300%	11/15/46	1,645	1,354
	Progressive Corp.	6.625%	3/1/29	1	1
	Progressive Corp.	4.350%	4/25/44	1,490	1,293
	Progressive Corp.	3.700%	1/26/45	1,560	1,229
	Progressive Corp.	4.125%	4/15/47	2,785	2,376
	Progressive Corp.	4.200%	3/15/48	2,800	2,400
	Progressive Corp.	3.950%	3/26/50	687	559
[1]	Prudential Financial Inc.	5.700%	12/14/36	1,770	1,840
[1]	Prudential Financial Inc.	6.625%	12/1/37	716	792
[1]	Prudential Financial Inc.	3.000%	3/10/40	962	718
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Prudential Financial Inc.	6.625%	6/21/40	585	641
[1]	Prudential Financial Inc.	6.200%	11/15/40	545	569
[1]	Prudential Financial Inc.	5.100%	8/15/43	516	457
[1]	Prudential Financial Inc.	4.600%	5/15/44	2,713	2,467
	Prudential Financial Inc.	3.905%	12/7/47	1,935	1,528
[1]	Prudential Financial Inc.	4.418%	3/27/48	1,872	1,618
	Prudential Financial Inc.	3.935%	12/7/49	5,246	4,155
[1]	Prudential Financial Inc.	4.350%	2/25/50	1,190	1,010
[1]	Prudential Financial Inc.	3.700%	3/13/51	3,118	2,381
	Raymond James Financial Inc.	3.750%	4/1/51	4,117	3,083
[1]	Regions Bank	6.450%	6/26/37	1,395	1,449
	Regions Financial Corp.	7.375%	12/10/37	705	808
	Selective Insurance Group Inc.	5.375%	3/1/49	685	617
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	930	597
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	1,523	1,058
	Transatlantic Holdings Inc.	8.000%	11/30/39	353	444
	Travelers Cos. Inc.	6.750%	6/20/36	1,851	2,105
[1]	Travelers Cos. Inc.	6.250%	6/15/37	1,980	2,197
	Travelers Cos. Inc.	5.350%	11/1/40	1,575	1,601
	Travelers Cos. Inc.	4.300%	8/25/45	3,013	2,626
	Travelers Cos. Inc.	3.750%	5/15/46	330	260
	Travelers Cos. Inc.	4.000%	5/30/47	2,214	1,850
	Travelers Cos. Inc.	4.050%	3/7/48	896	752
	Travelers Cos. Inc.	4.100%	3/4/49	2,296	1,937
	Travelers Cos. Inc.	2.550%	4/27/50	1,100	705
	Travelers Cos. Inc.	3.050%	6/8/51	965	673
	Travelers Property Casualty Corp.	6.375%	3/15/33	488	542
	Unum Group	5.750%	8/15/42	1,079	992
	Unum Group	4.500%	12/15/49	1,818	1,365
	Unum Group	4.125%	6/15/51	1,691	1,212
	Visa Inc.	4.150%	12/14/35	7,442	6,998
	Visa Inc.	2.700%	4/15/40	3,086	2,312
	Visa Inc.	4.300%	12/14/45	8,558	7,731
	Visa Inc.	3.650%	9/15/47	1,420	1,175
	Voya Financial Inc.	5.700%	7/15/43	1,587	1,524
	Voya Financial Inc.	4.800%	6/15/46	492	411
	W R Berkley Corp.	4.750%	8/1/44	1,069	955
	W R Berkley Corp.	4.000%	5/12/50	1,770	1,385
	W R Berkley Corp.	3.150%	9/30/61	980	611
	Wachovia Corp.	7.500%	4/15/35	305	348
	Wachovia Corp.	5.500%	8/1/35	681	671
[1]	Wells Fargo & Co.	3.068%	4/30/41	14,348	10,436
	Wells Fargo & Co.	5.375%	11/2/43	7,907	7,481
	Wells Fargo & Co.	5.606%	1/15/44	8,685	8,461
[1]	Wells Fargo & Co.	4.650%	11/4/44	9,295	7,944
	Wells Fargo & Co.	3.900%	5/1/45	8,091	6,421
[1]	Wells Fargo & Co.	4.900%	11/17/45	5,461	4,826
[1]	Wells Fargo & Co.	4.400%	6/14/46	3,171	2,593
[1]	Wells Fargo & Co.	4.750%	12/7/46	2,888	2,475
[1]	Wells Fargo & Co.	5.013%	4/4/51	12,146	11,186
[1]	Wells Fargo & Co.	4.611%	4/25/53	12,974	11,245
	Wells Fargo Bank NA	5.950%	8/26/36	536	551
[1]	Wells Fargo Bank NA	5.850%	2/1/37	1,913	1,945
[1]	Wells Fargo Bank NA	6.600%	1/15/38	2,103	2,287
	Western Union Co.	6.200%	11/17/36	1,507	1,486
	Westpac Banking Corp.	4.421%	7/24/39	3,213	2,712
	Westpac Banking Corp.	2.963%	11/16/40	638	433
	Westpac Banking Corp.	3.133%	11/18/41	3,165	2,170
	Willis North America Inc.	5.050%	9/15/48	1,559	1,352
	Willis North America Inc.	3.875%	9/15/49	979	714
	XLIT Ltd.	5.250%	12/15/43	1,147	1,129
	XLIT Ltd.	5.500%	3/31/45	380	372
					805,374
Health Care (15.0%)
[4]	Abbott Laboratories	4.750%	11/30/36	4,441	4,415
	Abbott Laboratories	6.150%	11/30/37	2,023	2,256
	Abbott Laboratories	6.000%	4/1/39	2,353	2,607

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Abbott Laboratories	5.300%	5/27/40	2,396	2,468
	Abbott Laboratories	4.750%	4/15/43	2,569	2,480
	Abbott Laboratories	4.900%	11/30/46	7,838	7,709
	AbbVie Inc.	4.550%	3/15/35	4,886	4,543
	AbbVie Inc.	4.500%	5/14/35	7,375	6,840
	AbbVie Inc.	4.300%	5/14/36	5,271	4,735
	AbbVie Inc.	4.050%	11/21/39	9,786	8,273
	AbbVie Inc.	4.625%	10/1/42	657	581
	AbbVie Inc.	4.400%	11/6/42	6,473	5,614
	AbbVie Inc.	4.850%	6/15/44	5,353	4,862
	AbbVie Inc.	4.750%	3/15/45	1,262	1,130
	AbbVie Inc.	4.700%	5/14/45	8,650	7,663
	AbbVie Inc.	4.450%	5/14/46	5,798	4,964
	AbbVie Inc.	4.875%	11/14/48	4,216	3,861
	AbbVie Inc.	4.250%	11/21/49	15,302	12,735
[1]	AdventHealth Obligated Group	2.795%	11/15/51	745	497
	Adventist Health System	3.630%	3/1/49	860	624
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	514	446
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	990	729
[1]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	2,258	1,550
	Aetna Inc.	6.625%	6/15/36	2,184	2,349
	Aetna Inc.	6.750%	12/15/37	957	1,020
	Aetna Inc.	4.500%	5/15/42	1,935	1,671
	Aetna Inc.	4.125%	11/15/42	1,032	842
	Aetna Inc.	4.750%	3/15/44	2,478	2,169
	Aetna Inc.	3.875%	8/15/47	2,096	1,576
	AHS Hospital Corp.	5.024%	7/1/45	1,553	1,522
[1]	AHS Hospital Corp.	2.780%	7/1/51	605	391
[1]	Allina Health System	3.887%	4/15/49	827	672
[1]	Allina Health System	2.902%	11/15/51	1,060	693
	AmerisourceBergen Corp.	4.250%	3/1/45	973	810
	AmerisourceBergen Corp.	4.300%	12/15/47	2,121	1,781
[3]	Amgen Inc.	5.250%	3/2/33	7,000	6,948
	Amgen Inc.	6.375%	6/1/37	420	450
	Amgen Inc.	6.400%	2/1/39	964	1,026
	Amgen Inc.	3.150%	2/21/40	3,530	2,595
	Amgen Inc.	5.750%	3/15/40	1,399	1,382
	Amgen Inc.	2.800%	8/15/41	4,096	2,817
	Amgen Inc.	4.950%	10/1/41	3,376	3,081
	Amgen Inc.	5.150%	11/15/41	1,034	957
	Amgen Inc.	5.650%	6/15/42	1,220	1,216
[3]	Amgen Inc.	5.600%	3/2/43	7,000	6,915
	Amgen Inc.	4.400%	5/1/45	6,904	5,774
	Amgen Inc.	4.563%	6/15/48	2,991	2,570
	Amgen Inc.	3.375%	2/21/50	7,163	4,994
	Amgen Inc.	4.663%	6/15/51	11,022	9,517
	Amgen Inc.	3.000%	1/15/52	2,529	1,618
	Amgen Inc.	4.200%	2/22/52	5,644	4,543
	Amgen Inc.	4.875%	3/1/53	2,729	2,428
[3]	Amgen Inc.	5.650%	3/2/53	10,750	10,662
	Amgen Inc.	2.770%	9/1/53	2,036	1,229
	Amgen Inc.	4.400%	2/22/62	3,110	2,496
[3]	Amgen Inc.	5.750%	3/2/63	7,500	7,396
[1]	Ascension Health	3.106%	11/15/39	2,404	1,876
	Ascension Health	3.945%	11/15/46	3,848	3,254
[1]	Ascension Health	4.847%	11/15/53	330	325
	AstraZeneca plc	6.450%	9/15/37	7,802	8,798
	AstraZeneca plc	4.000%	9/18/42	2,609	2,279
	AstraZeneca plc	4.375%	11/16/45	3,977	3,605
	AstraZeneca plc	4.375%	8/17/48	1,399	1,265
	AstraZeneca plc	2.125%	8/6/50	1,355	808
	AstraZeneca plc	3.000%	5/28/51	3,035	2,177
	Banner Health	2.907%	1/1/42	735	543
[1]	Banner Health	3.181%	1/1/50	440	315
	Banner Health	2.913%	1/1/51	1,664	1,116
[1]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	925	566
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	756	552
	Baxalta Inc.	5.250%	6/23/45	2,205	2,094
	Baxter International Inc.	3.500%	8/15/46	1,429	992
	Baxter International Inc.	3.132%	12/1/51	5,842	3,542
[1]	BayCare Health System Inc.	3.831%	11/15/50	1,363	1,113
	Baylor Scott & White Holdings	4.185%	11/15/45	1,716	1,490
	Baylor Scott & White Holdings	3.967%	11/15/46	1,008	837
[1]	Baylor Scott & White Holdings	2.839%	11/15/50	1,882	1,271
	Becton Dickinson & Co.	4.685%	12/15/44	1,652	1,465
	Becton Dickinson & Co.	4.669%	6/6/47	4,571	4,018
	Becton Dickinson & Co.	3.794%	5/20/50	2,599	1,998
[1]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	1,320	864
[1]	BHSH System Obligated Group	3.487%	7/15/49	1,135	857
	Biogen Inc.	3.150%	5/1/50	5,669	3,756
	Biogen Inc.	3.250%	2/15/51	2,400	1,616
[1]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	860	601
	Boston Scientific Corp.	4.550%	3/1/39	589	532
	Boston Scientific Corp.	7.375%	1/15/40	1,205	1,413
	Boston Scientific Corp.	4.700%	3/1/49	2,165	1,961
	Bristol-Myers Squibb Co.	4.125%	6/15/39	3,851	3,440
	Bristol-Myers Squibb Co.	2.350%	11/13/40	2,577	1,760
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,637	1,328
	Bristol-Myers Squibb Co.	3.250%	8/1/42	1,940	1,490
	Bristol-Myers Squibb Co.	4.500%	3/1/44	690	626
	Bristol-Myers Squibb Co.	4.625%	5/15/44	3,345	3,095
	Bristol-Myers Squibb Co.	4.350%	11/15/47	4,629	4,075
	Bristol-Myers Squibb Co.	4.550%	2/20/48	6,498	5,906
	Bristol-Myers Squibb Co.	4.250%	10/26/49	10,782	9,309
	Bristol-Myers Squibb Co.	2.550%	11/13/50	2,443	1,545
	Bristol-Myers Squibb Co.	3.700%	3/15/52	6,504	5,132
	Bristol-Myers Squibb Co.	3.900%	3/15/62	3,686	2,886
	Cardinal Health Inc.	4.600%	3/15/43	620	524
	Cardinal Health Inc.	4.500%	11/15/44	934	775
	Cardinal Health Inc.	4.900%	9/15/45	2,223	1,925
	Cardinal Health Inc.	4.368%	6/15/47	1,269	1,019
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	1,220	864
	Children's Health System of Texas	2.511%	8/15/50	1,305	810
[1]	Children's Hospital	2.928%	7/15/50	840	550
[1]	Children's Hospital Corp.	4.115%	1/1/47	1,054	919
[1]	Children's Hospital Corp.	2.585%	2/1/50	611	390
	Children's Hospital Medical Center	4.268%	5/15/44	843	755
[1]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,277	831
	Cigna Group	4.800%	8/15/38	7,039	6,469
	Cigna Group	3.200%	3/15/40	1,213	905
[1]	Cigna Group	6.125%	11/15/41	1,036	1,109
[1]	Cigna Group	4.800%	7/15/46	4,458	3,925
[1]	Cigna Group	3.875%	10/15/47	3,228	2,468
	Cigna Group	4.900%	12/15/48	7,818	7,035
	Cigna Group	3.400%	3/15/50	3,983	2,802
	Cigna Group	3.400%	3/15/51	4,020	2,828
[1]	City of Hope	5.623%	11/15/43	856	844
[1]	City of Hope	4.378%	8/15/48	1,105	931
[1]	CommonSpirit Health	4.350%	11/1/42	3,213	2,709
	CommonSpirit Health	3.817%	10/1/49	1,760	1,333
	CommonSpirit Health	4.187%	10/1/49	694	552
	CommonSpirit Health	3.910%	10/1/50	1,912	1,456
[1]	Community Health Network Inc.	3.099%	5/1/50	1,327	872
[1]	Cottage Health Obligated Group	3.304%	11/1/49	1,444	1,048
	CVS Health Corp.	4.875%	7/20/35	2,702	2,540
	CVS Health Corp.	4.780%	3/25/38	11,541	10,476
	CVS Health Corp.	6.125%	9/15/39	1,313	1,336
	CVS Health Corp.	4.125%	4/1/40	3,884	3,182
	CVS Health Corp.	2.700%	8/21/40	3,753	2,538
	CVS Health Corp.	5.300%	12/5/43	2,632	2,452
	CVS Health Corp.	5.125%	7/20/45	12,201	10,993

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	5.050%	3/25/48	21,527	19,298
	CVS Health Corp.	4.250%	4/1/50	1,430	1,141
	Danaher Corp.	4.375%	9/15/45	1,430	1,263
	Danaher Corp.	2.600%	10/1/50	3,190	2,033
	Danaher Corp.	2.800%	12/10/51	1,480	978
[1]	Dartmouth-Hitchcock Health	4.178%	8/1/48	1,582	1,307
	DH Europe Finance II Sarl	3.250%	11/15/39	3,182	2,537
	DH Europe Finance II Sarl	3.400%	11/15/49	2,990	2,258
	Dignity Health	4.500%	11/1/42	1,648	1,417
	Dignity Health	5.267%	11/1/64	950	874
[1]	Duke University Health System Inc.	3.920%	6/1/47	1,667	1,409
	Elevance Health Inc.	5.950%	12/15/34	1,444	1,504
	Elevance Health Inc.	5.850%	1/15/36	1,920	1,981
	Elevance Health Inc.	4.625%	5/15/42	2,697	2,434
	Elevance Health Inc.	4.650%	1/15/43	1,105	990
	Elevance Health Inc.	5.100%	1/15/44	4,120	3,867
	Elevance Health Inc.	4.650%	8/15/44	3,391	2,981
	Elevance Health Inc.	4.375%	12/1/47	2,175	1,838
	Elevance Health Inc.	4.550%	3/1/48	3,590	3,096
	Elevance Health Inc.	3.700%	9/15/49	3,992	3,008
	Elevance Health Inc.	3.125%	5/15/50	3,163	2,188
	Elevance Health Inc.	3.600%	3/15/51	4,169	3,110
	Elevance Health Inc.	4.550%	5/15/52	1,659	1,440
	Elevance Health Inc.	5.125%	2/15/53	2,325	2,203
	Eli Lilly & Co.	3.700%	3/1/45	540	457
	Eli Lilly & Co.	3.950%	5/15/47	650	577
	Eli Lilly & Co.	3.950%	3/15/49	728	644
	Eli Lilly & Co.	2.250%	5/15/50	5,680	3,570
	Eli Lilly & Co.	4.150%	3/15/59	1,477	1,288
	Eli Lilly & Co.	2.500%	9/15/60	3,710	2,249
[1]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	960	734
[2]	GE HealthCare Technologies Inc.	6.377%	11/22/52	3,015	3,255
	Gilead Sciences Inc.	4.600%	9/1/35	3,788	3,596
	Gilead Sciences Inc.	4.000%	9/1/36	1,142	1,006
	Gilead Sciences Inc.	2.600%	10/1/40	3,177	2,214
	Gilead Sciences Inc.	5.650%	12/1/41	4,783	4,906
	Gilead Sciences Inc.	4.800%	4/1/44	5,645	5,197
	Gilead Sciences Inc.	4.500%	2/1/45	3,419	3,005
	Gilead Sciences Inc.	4.750%	3/1/46	5,336	4,827
	Gilead Sciences Inc.	4.150%	3/1/47	3,582	2,998
	Gilead Sciences Inc.	2.800%	10/1/50	3,851	2,502
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	8,103	9,158
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,519	1,318
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/41	822	583
	Hackensack Meridian Health Inc.	4.211%	7/1/48	1,250	1,077
[1]	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,260	843
	Hackensack Meridian Health Inc.	4.500%	7/1/57	1,458	1,298
[1]	Hartford HealthCare Corp.	3.447%	7/1/54	651	465
	HCA Inc.	5.125%	6/15/39	3,855	3,427
[2]	HCA Inc.	4.375%	3/15/42	3,200	2,564
	HCA Inc.	5.500%	6/15/47	3,790	3,410
	HCA Inc.	5.250%	6/15/49	5,550	4,792
	HCA Inc.	3.500%	7/15/51	3,106	2,026
[2]	HCA Inc.	4.625%	3/15/52	4,912	3,864
	Humana Inc.	5.875%	3/1/33	1,305	1,341
	Humana Inc.	4.625%	12/1/42	633	552
	Humana Inc.	4.950%	10/1/44	3,852	3,455
	Humana Inc.	4.800%	3/15/47	1,495	1,319
	Humana Inc.	3.950%	8/15/49	1,085	850
[3]	Humana Inc.	5.500%	3/15/53	1,200	1,161
	IHC Health Services Inc.	4.131%	5/15/48	500	423
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	2,036	1,698
[1]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	425	286
	Inova Health System Foundation	4.068%	5/15/52	1,190	1,003
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	422	314
[1]	Iowa Health System	3.665%	2/15/50	480	360
	Johns Hopkins Health System Corp.	3.837%	5/15/46	2,146	1,783
	Johnson & Johnson	4.950%	5/15/33	2,183	2,286
	Johnson & Johnson	4.375%	12/5/33	1,987	1,963
	Johnson & Johnson	3.550%	3/1/36	4,412	3,904
	Johnson & Johnson	3.625%	3/3/37	4,067	3,594
	Johnson & Johnson	5.950%	8/15/37	2,787	3,094
	Johnson & Johnson	3.400%	1/15/38	1,631	1,387
	Johnson & Johnson	5.850%	7/15/38	2,392	2,655
	Johnson & Johnson	2.100%	9/1/40	3,002	2,059
	Johnson & Johnson	4.500%	9/1/40	1,977	1,900
	Johnson & Johnson	4.850%	5/15/41	2,021	2,014
	Johnson & Johnson	4.500%	12/5/43	2,115	2,050
	Johnson & Johnson	3.700%	3/1/46	5,868	4,936
	Johnson & Johnson	3.750%	3/3/47	2,483	2,109
	Johnson & Johnson	3.500%	1/15/48	1,085	893
	Johnson & Johnson	2.250%	9/1/50	1,734	1,101
	Johnson & Johnson	2.450%	9/1/60	2,735	1,674
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	1,322	970
	Kaiser Foundation Hospitals	4.875%	4/1/42	3,100	3,033
	Kaiser Foundation Hospitals	4.150%	5/1/47	4,230	3,713
[1]	Kaiser Foundation Hospitals	3.266%	11/1/49	3,931	2,918
[1]	Kaiser Foundation Hospitals	3.002%	6/1/51	4,544	3,162
	Koninklijke Philips NV	6.875%	3/11/38	1,516	1,672
	Koninklijke Philips NV	5.000%	3/15/42	1,039	943
	Laboratory Corp. of America Holdings	4.700%	2/1/45	2,413	2,064
[1]	Mass General Brigham Inc.	3.765%	7/1/48	1,315	1,068
[1]	Mass General Brigham Inc.	3.192%	7/1/49	1,407	1,002
[1]	Mass General Brigham Inc.	4.117%	7/1/55	778	650
[1]	Mass General Brigham Inc.	3.342%	7/1/60	1,782	1,247
[1]	Mayo Clinic	4.000%	11/15/47	928	782
[1]	Mayo Clinic	4.128%	11/15/52	1,445	1,243
[1]	Mayo Clinic	3.196%	11/15/61	1,714	1,161
[1]	McLaren Health Care Corp.	4.386%	5/15/48	925	807
[1]	MedStar Health Inc.	3.626%	8/15/49	1,030	754
	Medtronic Inc.	4.375%	3/15/35	6,895	6,529
	Medtronic Inc.	4.625%	3/15/45	4,780	4,461
	Memorial Health Services	3.447%	11/1/49	872	655
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	1,970	1,957
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	1,755	1,211
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	855	735
[1]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	969	830
	Merck & Co. Inc.	6.500%	12/1/33	2,453	2,778
	Merck & Co. Inc.	3.900%	3/7/39	5,849	5,115
	Merck & Co. Inc.	2.350%	6/24/40	3,210	2,229
	Merck & Co. Inc.	3.600%	9/15/42	815	664
	Merck & Co. Inc.	4.150%	5/18/43	1,477	1,318
	Merck & Co. Inc.	3.700%	2/10/45	6,696	5,506
	Merck & Co. Inc.	4.000%	3/7/49	3,627	3,097
	Merck & Co. Inc.	2.450%	6/24/50	1,866	1,187
	Merck & Co. Inc.	2.750%	12/10/51	6,135	4,094
	Merck & Co. Inc.	2.900%	12/10/61	5,200	3,335
	Merck Sharp & Dohme Corp.	5.750%	11/15/36	760	800
[1]	Methodist Hospital	2.705%	12/1/50	1,800	1,162
[1]	Montefiore Obligated Group	5.246%	11/1/48	532	389
	Montefiore Obligated Group	4.287%	9/1/50	1,972	1,223
[1]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	930	750
[1]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,013	795
[1]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	1,505	1,046
	MultiCare Health System	2.803%	8/15/50	975	585
	Mylan Inc.	5.400%	11/29/43	410	331
	Mylan Inc.	5.200%	4/15/48	2,674	2,040

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	MyMichigan Health	3.409%	6/1/50	1,150	812
	New York & Presbyterian Hospital	2.256%	8/1/40	1,326	905
	New York & Presbyterian Hospital	4.024%	8/1/45	1,453	1,235
	New York & Presbyterian Hospital	4.063%	8/1/56	1,598	1,340
	New York & Presbyterian Hospital	2.606%	8/1/60	893	523
[1]	New York & Presbyterian Hospital	3.954%	8/1/19	1,393	1,001
	Northwell Healthcare Inc.	3.979%	11/1/46	730	567
	Northwell Healthcare Inc.	4.260%	11/1/47	2,479	2,040
	Northwell Healthcare Inc.	3.809%	11/1/49	2,233	1,689
[1]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	1,311	853
	Novant Health Inc.	2.637%	11/1/36	585	440
	Novant Health Inc.	3.168%	11/1/51	3,468	2,444
	Novant Health Inc.	3.318%	11/1/61	325	224
	Novartis Capital Corp.	3.700%	9/21/42	845	714
	Novartis Capital Corp.	4.400%	5/6/44	5,490	5,088
	Novartis Capital Corp.	4.000%	11/20/45	4,295	3,749
	Novartis Capital Corp.	2.750%	8/14/50	3,078	2,136
[1]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	1,175	747
[1]	NYU Langone Hospitals	5.750%	7/1/43	1,305	1,369
	NYU Langone Hospitals	4.784%	7/1/44	482	445
[1]	NYU Langone Hospitals	4.368%	7/1/47	2,303	2,008
[1]	NYU Langone Hospitals	3.380%	7/1/55	897	628
	OhioHealth Corp.	2.834%	11/15/41	555	405
[1]	OhioHealth Corp.	3.042%	11/15/50	504	366
	Orlando Health Obligated Group	4.089%	10/1/48	897	742
	Orlando Health Obligated Group	3.327%	10/1/50	990	709
[1]	PeaceHealth Obligated Group	4.787%	11/15/48	363	328
[1]	PeaceHealth Obligated Group	3.218%	11/15/50	1,140	776
	PerkinElmer Inc.	3.625%	3/15/51	804	559
	Pfizer Inc.	4.000%	12/15/36	3,034	2,773
	Pfizer Inc.	4.100%	9/15/38	4,757	4,289
	Pfizer Inc.	3.900%	3/15/39	5,407	4,724
	Pfizer Inc.	7.200%	3/15/39	5,276	6,427
	Pfizer Inc.	2.550%	5/28/40	1,323	953
	Pfizer Inc.	4.300%	6/15/43	4,666	4,241
	Pfizer Inc.	4.400%	5/15/44	1,145	1,057
	Pfizer Inc.	4.125%	12/15/46	4,552	3,986
	Pfizer Inc.	4.200%	9/15/48	2,772	2,468
	Pfizer Inc.	4.000%	3/15/49	3,443	2,976
	Pfizer Inc.	2.700%	5/28/50	3,586	2,450
	Piedmont Healthcare Inc.	2.864%	1/1/52	335	218
	Presbyterian Healthcare Services	4.875%	8/1/52	850	813
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,595	1,235
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	1,965	1,532
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	612	365
	Queen's Health Systems	4.810%	7/1/52	915	862
	Quest Diagnostics Inc.	4.700%	3/30/45	988	852
[1]	Rady Children's Hospital-San Diego	3.154%	8/15/51	1,000	692
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	2,188	1,371
	Royalty Pharma plc	3.300%	9/2/40	1,965	1,371
	Royalty Pharma plc	3.550%	9/2/50	3,321	2,160
	Royalty Pharma plc	3.350%	9/2/51	2,302	1,431
	RWJ Barnabas Health Inc.	3.949%	7/1/46	1,551	1,279
	RWJ Barnabas Health Inc.	3.477%	7/1/49	490	373
[1]	Seattle Children's Hospital	2.719%	10/1/50	785	509
[1]	Sentara Healthcare	2.927%	11/1/51	885	600
[1]	Sharp HealthCare	2.680%	8/1/50	925	579
[1]	Stanford Health Care	3.795%	11/15/48	1,765	1,444
	Stanford Health Care	3.027%	8/15/51	1,213	850
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	3,897	2,800
	Stryker Corp.	4.100%	4/1/43	776	646
	Stryker Corp.	4.375%	5/15/44	349	298
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Stryker Corp.	4.625%	3/15/46	2,378	2,108
	Stryker Corp.	2.900%	6/15/50	2,604	1,755
	Summa Health	3.511%	11/15/51	1,025	728
[1]	Sutter Health	3.161%	8/15/40	565	425
[1]	Sutter Health	4.091%	8/15/48	2,200	1,815
[1]	Sutter Health	3.361%	8/15/50	920	658
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,383	1,751
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	7,172	4,903
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	2,535	1,695
	Texas Health Resources	2.328%	11/15/50	420	247
[1]	Texas Health Resources	4.330%	11/15/55	1,226	1,060
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	5,969	4,310
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,679	1,697
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	2,766	2,418
	Toledo Hospital	5.750%	11/15/38	1,460	1,407
[1]	Trinity Health Corp.	2.632%	12/1/40	1,265	897
	Trinity Health Corp.	4.125%	12/1/45	980	847
[1]	Trinity Health Corp.	3.434%	12/1/48	935	728
	UnitedHealth Group Inc.	4.625%	7/15/35	3,182	3,049
	UnitedHealth Group Inc.	5.800%	3/15/36	1,374	1,439
	UnitedHealth Group Inc.	6.500%	6/15/37	3,117	3,466
	UnitedHealth Group Inc.	6.875%	2/15/38	2,694	3,123
	UnitedHealth Group Inc.	3.500%	8/15/39	3,396	2,780
	UnitedHealth Group Inc.	2.750%	5/15/40	975	709
	UnitedHealth Group Inc.	5.700%	10/15/40	3,135	3,283
	UnitedHealth Group Inc.	5.950%	2/15/41	1,138	1,208
	UnitedHealth Group Inc.	3.050%	5/15/41	1,192	894
	UnitedHealth Group Inc.	4.625%	11/15/41	2,462	2,278
	UnitedHealth Group Inc.	4.375%	3/15/42	1,923	1,721
	UnitedHealth Group Inc.	3.950%	10/15/42	987	846
	UnitedHealth Group Inc.	4.250%	3/15/43	1,425	1,254
	UnitedHealth Group Inc.	4.750%	7/15/45	5,373	5,036
	UnitedHealth Group Inc.	4.200%	1/15/47	4,868	4,215
	UnitedHealth Group Inc.	4.250%	4/15/47	822	711
	UnitedHealth Group Inc.	3.750%	10/15/47	1,418	1,132
	UnitedHealth Group Inc.	4.250%	6/15/48	3,453	2,992
	UnitedHealth Group Inc.	4.450%	12/15/48	4,385	3,900
	UnitedHealth Group Inc.	3.700%	8/15/49	4,090	3,215
	UnitedHealth Group Inc.	2.900%	5/15/50	2,594	1,757
	UnitedHealth Group Inc.	3.250%	5/15/51	5,600	4,006
	UnitedHealth Group Inc.	4.750%	5/15/52	6,733	6,180
	UnitedHealth Group Inc.	5.875%	2/15/53	5,729	6,181
	UnitedHealth Group Inc.	3.875%	8/15/59	1,632	1,276
	UnitedHealth Group Inc.	3.125%	5/15/60	768	521
	UnitedHealth Group Inc.	4.950%	5/15/62	5,215	4,908
	UnitedHealth Group Inc.	6.050%	2/15/63	4,900	5,359
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,598	2,026
	Viatris Inc.	3.850%	6/22/40	2,920	1,993
	Viatris Inc.	4.000%	6/22/50	5,948	3,834
[1]	WakeMed	3.286%	10/1/52	940	654
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/50	925	609
[1]	Willis-Knighton Medical Center	4.813%	9/1/48	755	688
[1]	Willis-Knighton Medical Center	3.065%	3/1/51	1,355	875
	Wyeth LLC	6.500%	2/1/34	2,511	2,800
	Wyeth LLC	6.000%	2/15/36	974	1,042
	Wyeth LLC	5.950%	4/1/37	4,573	4,909
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,209	743
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	867	855
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	717	586
	Zoetis Inc.	4.700%	2/1/43	3,100	2,791
	Zoetis Inc.	3.950%	9/12/47	1,656	1,345
	Zoetis Inc.	4.450%	8/20/48	1,211	1,050
	Zoetis Inc.	3.000%	5/15/50	1,780	1,213
					871,895
Industrials (8.5%)
[1]	3M Co.	5.700%	3/15/37	916	930

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	3M Co.	3.875%	6/15/44	565	449
[1]	3M Co.	3.125%	9/19/46	735	506
[1]	3M Co.	3.625%	10/15/47	3,322	2,500
[1]	3M Co.	4.000%	9/14/48	3,086	2,475
	3M Co.	3.250%	8/26/49	2,475	1,725
	3M Co.	3.700%	4/15/50	1,541	1,191
	ABB Finance USA Inc.	4.375%	5/8/42	1,394	1,234
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	1,703	1,400
	Boeing Co.	6.125%	2/15/33	324	331
	Boeing Co.	3.600%	5/1/34	1,692	1,371
	Boeing Co.	3.250%	2/1/35	3,243	2,505
	Boeing Co.	6.625%	2/15/38	1,510	1,574
	Boeing Co.	3.550%	3/1/38	587	443
	Boeing Co.	3.500%	3/1/39	997	737
	Boeing Co.	6.875%	3/15/39	1,264	1,353
	Boeing Co.	5.875%	2/15/40	1,471	1,432
	Boeing Co.	5.705%	5/1/40	5,825	5,578
	Boeing Co.	3.650%	3/1/47	1,286	890
	Boeing Co.	3.625%	3/1/48	926	633
	Boeing Co.	3.850%	11/1/48	620	441
	Boeing Co.	3.900%	5/1/49	2,026	1,456
	Boeing Co.	3.750%	2/1/50	3,634	2,574
	Boeing Co.	5.805%	5/1/50	17,419	16,609
	Boeing Co.	3.825%	3/1/59	560	377
	Boeing Co.	3.950%	8/1/59	2,949	2,040
	Boeing Co.	5.930%	5/1/60	11,382	10,709
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,029	1,115
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,021	1,119
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,391	1,450
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	2,702	2,622
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	552	553
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	936	894
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	597	532
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	3,076	2,741
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	3,359	3,294
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,875	2,702
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	2,332	2,110
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,204	1,883
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	2,690	2,480
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	2,355	1,905
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	3,174	2,689
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,950	1,631
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	2,665	2,044
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	3,595	2,482
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	4,152	3,014
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	955	638
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	4,445	3,956
	Canadian National Railway Co.	6.250%	8/1/34	653	714
	Canadian National Railway Co.	6.200%	6/1/36	1,296	1,398
	Canadian National Railway Co.	6.375%	11/15/37	881	949
	Canadian National Railway Co.	4.500%	11/7/43	200	170
	Canadian National Railway Co.	3.200%	8/2/46	2,771	2,025
	Canadian National Railway Co.	3.650%	2/3/48	1,092	873
	Canadian National Railway Co.	4.450%	1/20/49	1,676	1,505
	Canadian National Railway Co.	2.450%	5/1/50	644	396
	Canadian National Railway Co.	4.400%	8/5/52	3,155	2,809
	Canadian Pacific Railway Co.	4.800%	9/15/35	957	893
	Canadian Pacific Railway Co.	5.950%	5/15/37	719	737
	Canadian Pacific Railway Co.	3.000%	12/2/41	3,188	2,414
	Canadian Pacific Railway Co.	4.800%	8/1/45	2,770	2,523
	Canadian Pacific Railway Co.	3.100%	12/2/51	6,363	4,343
	Canadian Pacific Railway Co.	6.125%	9/15/15	1,438	1,467
	Carrier Global Corp.	3.377%	4/5/40	3,234	2,424
	Carrier Global Corp.	3.577%	4/5/50	8,128	5,859
	Caterpillar Inc.	6.050%	8/15/36	670	732
	Caterpillar Inc.	5.200%	5/27/41	191	195
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Caterpillar Inc.	3.803%	8/15/42	7,402	6,292
	Caterpillar Inc.	4.300%	5/15/44	1,205	1,110
	Caterpillar Inc.	3.250%	9/19/49	6,587	5,026
	Caterpillar Inc.	3.250%	4/9/50	3,443	2,634
	Caterpillar Inc.	4.750%	5/15/64	841	793
	Crane Holdings Co.	4.200%	3/15/48	959	703
	CSX Corp.	6.000%	10/1/36	365	380
	CSX Corp.	6.150%	5/1/37	2,644	2,788
	CSX Corp.	6.220%	4/30/40	1,675	1,794
	CSX Corp.	5.500%	4/15/41	496	495
	CSX Corp.	4.750%	5/30/42	4,465	4,060
	CSX Corp.	4.400%	3/1/43	387	334
	CSX Corp.	4.100%	3/15/44	2,597	2,188
	CSX Corp.	3.800%	11/1/46	2,327	1,821
	CSX Corp.	4.300%	3/1/48	1,896	1,613
	CSX Corp.	4.750%	11/15/48	1,718	1,550
	CSX Corp.	4.500%	3/15/49	881	770
	CSX Corp.	3.350%	9/15/49	1,234	889
	CSX Corp.	3.800%	4/15/50	2,506	1,936
	CSX Corp.	3.950%	5/1/50	585	467
	CSX Corp.	2.500%	5/15/51	490	301
	CSX Corp.	4.500%	11/15/52	3,616	3,138
	CSX Corp.	4.500%	8/1/54	1,012	864
	CSX Corp.	4.250%	11/1/66	2,411	1,912
	CSX Corp.	4.650%	3/1/68	1,445	1,226
	Cummins Inc.	4.875%	10/1/43	728	696
	Cummins Inc.	2.600%	9/1/50	1,609	1,015
	Deere & Co.	3.900%	6/9/42	3,582	3,158
	Deere & Co.	2.875%	9/7/49	1,096	794
	Deere & Co.	3.750%	4/15/50	2,648	2,250
	Dover Corp.	5.375%	10/15/35	935	931
	Dover Corp.	5.375%	3/1/41	945	925
	Eaton Corp.	4.150%	3/15/33	3,927	3,616
	Eaton Corp.	4.150%	11/2/42	3,703	3,155
	Eaton Corp.	3.915%	9/15/47	281	229
	Eaton Corp.	4.700%	8/23/52	3,450	3,136
	Emerson Electric Co.	5.250%	11/15/39	885	886
	Emerson Electric Co.	2.750%	10/15/50	2,280	1,467
	Emerson Electric Co.	2.800%	12/21/51	2,051	1,316
	FedEx Corp.	4.900%	1/15/34	2,456	2,352
	FedEx Corp.	3.900%	2/1/35	1,773	1,516
	FedEx Corp.	3.250%	5/15/41	2,228	1,603
	FedEx Corp.	3.875%	8/1/42	791	612
	FedEx Corp.	4.100%	4/15/43	2,494	1,962
	FedEx Corp.	5.100%	1/15/44	2,468	2,232
	FedEx Corp.	4.100%	2/1/45	1,300	1,017
	FedEx Corp.	4.750%	11/15/45	4,351	3,715
	FedEx Corp.	4.550%	4/1/46	4,145	3,429
	FedEx Corp.	4.400%	1/15/47	784	640
	FedEx Corp.	4.050%	2/15/48	3,200	2,452
	FedEx Corp.	4.950%	10/17/48	2,496	2,206
	FedEx Corp.	5.250%	5/15/50	2,346	2,175
[1]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	1,152	945
	Fortive Corp.	4.300%	6/15/46	1,753	1,375
	General Dynamics Corp.	4.250%	4/1/40	2,599	2,357
	General Dynamics Corp.	2.850%	6/1/41	2,191	1,640
	General Dynamics Corp.	3.600%	11/15/42	587	485
	General Dynamics Corp.	4.250%	4/1/50	2,009	1,791
[1]	General Electric Co.	5.875%	1/14/38	1,200	1,245
[1]	General Electric Co.	6.875%	1/10/39	1,689	1,906
	General Electric Co.	4.500%	3/11/44	1,090	944
	General Electric Co.	4.350%	5/1/50	1,103	932
	Honeywell International Inc.	5.000%	2/15/33	3,219	3,258
	Honeywell International Inc.	5.700%	3/15/36	593	627
	Honeywell International Inc.	5.700%	3/15/37	1,018	1,072
	Honeywell International Inc.	5.375%	3/1/41	1,836	1,894

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	3.812%	11/21/47	2,944	2,457
	Illinois Tool Works Inc.	4.875%	9/15/41	1,384	1,358
	Illinois Tool Works Inc.	3.900%	9/1/42	1,735	1,498
	Jacobs Engineering Group Inc.	5.900%	3/1/33	519	510
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	782	717
[1]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	3	2
[1]	Johnson Controls International plc	6.000%	1/15/36	1,525	1,577
[1]	Johnson Controls International plc	4.625%	7/2/44	2,690	2,362
	Johnson Controls International plc	4.500%	2/15/47	1,165	991
[1]	Johnson Controls International plc	4.950%	7/2/64	917	798
[1]	Kansas City Southern	4.300%	5/15/43	693	576
[1]	Kansas City Southern	4.950%	8/15/45	745	676
	Kansas City Southern	4.700%	5/1/48	1,620	1,419
	Kansas City Southern	3.500%	5/1/50	753	548
	Kansas City Southern	4.200%	11/15/69	2,437	1,869
	L3Harris Technologies Inc.	4.854%	4/27/35	2,922	2,776
	L3Harris Technologies Inc.	6.150%	12/15/40	460	482
	Lockheed Martin Corp.	3.600%	3/1/35	1,713	1,513
	Lockheed Martin Corp.	4.500%	5/15/36	1,861	1,775
[1]	Lockheed Martin Corp.	6.150%	9/1/36	1,507	1,642
	Lockheed Martin Corp.	5.720%	6/1/40	1,064	1,130
	Lockheed Martin Corp.	4.850%	9/15/41	330	309
	Lockheed Martin Corp.	4.070%	12/15/42	3,623	3,164
	Lockheed Martin Corp.	3.800%	3/1/45	5,417	4,471
	Lockheed Martin Corp.	4.700%	5/15/46	2,235	2,109
	Lockheed Martin Corp.	4.090%	9/15/52	4,167	3,581
	Lockheed Martin Corp.	4.150%	6/15/53	2,309	1,981
	Lockheed Martin Corp.	5.700%	11/15/54	3,805	4,121
	Lockheed Martin Corp.	4.300%	6/15/62	1,760	1,526
	Lockheed Martin Corp.	5.900%	11/15/63	2,725	3,016
[1]	Nature Conservancy	3.957%	3/1/52	1,025	828
	Norfolk Southern Corp.	4.837%	10/1/41	1,470	1,342
	Norfolk Southern Corp.	3.950%	10/1/42	680	558
	Norfolk Southern Corp.	4.650%	1/15/46	265	233
	Norfolk Southern Corp.	3.942%	11/1/47	2,117	1,672
	Norfolk Southern Corp.	4.150%	2/28/48	740	602
	Norfolk Southern Corp.	4.100%	5/15/49	2,210	1,782
	Norfolk Southern Corp.	3.400%	11/1/49	2,951	2,092
	Norfolk Southern Corp.	3.050%	5/15/50	4,069	2,702
	Norfolk Southern Corp.	4.050%	8/15/52	2,997	2,386
	Norfolk Southern Corp.	3.700%	3/15/53	1,057	785
	Norfolk Southern Corp.	4.550%	6/1/53	4,565	3,944
	Norfolk Southern Corp.	3.155%	5/15/55	2,500	1,644
	Norfolk Southern Corp.	4.100%	5/15/21	1,870	1,277
	Northrop Grumman Corp.	4.700%	3/15/33	1,000	964
	Northrop Grumman Corp.	5.150%	5/1/40	3,011	2,921
	Northrop Grumman Corp.	5.050%	11/15/40	2,471	2,369
	Northrop Grumman Corp.	4.750%	6/1/43	1,021	934
	Northrop Grumman Corp.	3.850%	4/15/45	2,075	1,648
	Northrop Grumman Corp.	4.030%	10/15/47	5,385	4,451
	Northrop Grumman Corp.	5.250%	5/1/50	1,647	1,625
	Northrop Grumman Corp.	4.950%	3/15/53	3,000	2,827
	Otis Worldwide Corp.	3.112%	2/15/40	2,562	1,911
	Otis Worldwide Corp.	3.362%	2/15/50	2,412	1,711
[1]	Parker-Hannifin Corp.	4.200%	11/21/34	1,012	918
[1]	Parker-Hannifin Corp.	6.250%	5/15/38	1,045	1,099
[1]	Parker-Hannifin Corp.	4.450%	11/21/44	700	615
	Parker-Hannifin Corp.	4.100%	3/1/47	2,023	1,680
	Parker-Hannifin Corp.	4.000%	6/14/49	2,214	1,786
	Precision Castparts Corp.	3.900%	1/15/43	1,361	1,152
	Precision Castparts Corp.	4.375%	6/15/45	961	860
	Raytheon Technologies Corp.	5.400%	5/1/35	277	277
	Raytheon Technologies Corp.	6.050%	6/1/36	2,602	2,736
	Raytheon Technologies Corp.	6.125%	7/15/38	551	586
	Raytheon Technologies Corp.	4.450%	11/16/38	3,117	2,816
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Raytheon Technologies Corp.	4.875%	10/15/40	1,373	1,284
	Raytheon Technologies Corp.	4.700%	12/15/41	1,638	1,503
	Raytheon Technologies Corp.	4.500%	6/1/42	7,659	6,884
	Raytheon Technologies Corp.	4.800%	12/15/43	2,553	2,336
	Raytheon Technologies Corp.	4.150%	5/15/45	4,576	3,815
	Raytheon Technologies Corp.	3.750%	11/1/46	4,261	3,353
	Raytheon Technologies Corp.	4.350%	4/15/47	4,382	3,803
	Raytheon Technologies Corp.	4.050%	5/4/47	1,836	1,521
	Raytheon Technologies Corp.	4.625%	11/16/48	3,328	3,024
	Raytheon Technologies Corp.	3.125%	7/1/50	1,255	883
	Raytheon Technologies Corp.	2.820%	9/1/51	2,909	1,912
	Raytheon Technologies Corp.	3.030%	3/15/52	3,191	2,204
	Raytheon Technologies Corp.	5.375%	2/27/53	3,530	3,546
[2]	Regal Rexnord Corp.	6.400%	4/15/33	3,400	3,331
	Republic Services Inc.	2.375%	3/15/33	1,815	1,437
	Republic Services Inc.	6.200%	3/1/40	1,510	1,616
	Republic Services Inc.	5.700%	5/15/41	1,228	1,272
	Republic Services Inc.	3.050%	3/1/50	1,313	918
	Rockwell Automation Inc.	4.200%	3/1/49	484	426
	Rockwell Automation Inc.	2.800%	8/15/61	935	577
[3]	Trane Technologies Financing Ltd.	5.250%	3/3/33	1,500	1,491
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,263	1,275
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,490	1,220
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	981	839
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	305	256
	Tyco Electronics Group SA	7.125%	10/1/37	1,250	1,432
	Union Pacific Corp.	4.500%	1/20/33	2,200	2,118
	Union Pacific Corp.	3.375%	2/1/35	2,491	2,101
	Union Pacific Corp.	2.891%	4/6/36	734	577
	Union Pacific Corp.	3.600%	9/15/37	1,201	1,013
[1]	Union Pacific Corp.	3.550%	8/15/39	2,018	1,658
	Union Pacific Corp.	3.200%	5/20/41	4,180	3,222
	Union Pacific Corp.	4.050%	3/1/46	1,933	1,591
	Union Pacific Corp.	3.350%	8/15/46	1,520	1,102
	Union Pacific Corp.	4.000%	4/15/47	2,249	1,843
	Union Pacific Corp.	3.250%	2/5/50	5,303	3,832
	Union Pacific Corp.	3.799%	10/1/51	3,191	2,538
	Union Pacific Corp.	2.950%	3/10/52	1,301	876
	Union Pacific Corp.	4.950%	9/9/52	3,105	2,997
	Union Pacific Corp.	3.500%	2/14/53	4,215	3,154
	Union Pacific Corp.	4.950%	5/15/53	2,000	1,913
	Union Pacific Corp.	3.875%	2/1/55	972	765
	Union Pacific Corp.	3.950%	8/15/59	2,740	2,128
	Union Pacific Corp.	3.839%	3/20/60	4,034	3,083
	Union Pacific Corp.	3.550%	5/20/61	975	698
	Union Pacific Corp.	2.973%	9/16/62	1,757	1,105
	Union Pacific Corp.	5.150%	1/20/63	1,877	1,804
	Union Pacific Corp.	4.100%	9/15/67	600	470
	Union Pacific Corp.	3.750%	2/5/70	1,391	1,006
	Union Pacific Corp.	3.799%	4/6/71	2,556	1,863
	Union Pacific Corp.	3.850%	2/14/72	1,661	1,231
	United Parcel Service Inc.	4.875%	3/3/33	2,500	2,483
	United Parcel Service Inc.	6.200%	1/15/38	4,068	4,502
	United Parcel Service Inc.	5.200%	4/1/40	4,115	4,149
	United Parcel Service Inc.	4.875%	11/15/40	1,957	1,899
	United Parcel Service Inc.	3.625%	10/1/42	345	284
	United Parcel Service Inc.	3.400%	11/15/46	600	455
	United Parcel Service Inc.	3.750%	11/15/47	1,995	1,637
	United Parcel Service Inc.	4.250%	3/15/49	3,301	2,916
	United Parcel Service Inc.	3.400%	9/1/49	1,919	1,489
	United Parcel Service Inc.	5.300%	4/1/50	1,870	1,925
	United Parcel Service Inc.	5.050%	3/3/53	1,000	988
	Valmont Industries Inc.	5.000%	10/1/44	1,195	1,040

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Valmont Industries Inc.	5.250%	10/1/54	843	736
	Waste Connections Inc.	3.050%	4/1/50	1,507	1,016
	Waste Connections Inc.	2.950%	1/15/52	2,095	1,376
	Waste Management Inc.	2.950%	6/1/41	3,613	2,667
	Waste Management Inc.	4.150%	7/15/49	2,526	2,205
	Waste Management Inc.	2.500%	11/15/50	470	294
	WW Grainger Inc.	4.600%	6/15/45	2,539	2,332
	WW Grainger Inc.	3.750%	5/15/46	1,546	1,231
	WW Grainger Inc.	4.200%	5/15/47	610	524
	Xylem Inc.	4.375%	11/1/46	1,203	1,000
					495,464
Materials (3.6%)
[3]	Air Products and Chemicals Inc.	4.800%	3/3/33	700	698
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,265	935
	Air Products and Chemicals Inc.	2.800%	5/15/50	2,990	2,068
	Albemarle Corp.	5.450%	12/1/44	960	886
	Albemarle Corp.	5.650%	6/1/52	1,590	1,496
	ArcelorMittal SA	7.000%	10/15/39	1,463	1,505
	ArcelorMittal SA	6.750%	3/1/41	1,920	1,898
	Barrick Gold Corp.	6.450%	10/15/35	683	718
	Barrick North America Finance LLC	5.750%	5/1/43	2,994	3,018
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	5,044	5,196
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	3,657	3,193
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	8,061	7,838
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	1,063	913
	CF Industries Inc.	5.150%	3/15/34	1,264	1,176
	CF Industries Inc.	4.950%	6/1/43	2,150	1,800
	CF Industries Inc.	5.375%	3/15/44	2,774	2,448
	Dow Chemical Co.	6.300%	3/15/33	1,195	1,265
	Dow Chemical Co.	4.250%	10/1/34	4,492	4,002
	Dow Chemical Co.	9.400%	5/15/39	540	716
	Dow Chemical Co.	5.250%	11/15/41	1,852	1,741
	Dow Chemical Co.	4.375%	11/15/42	2,587	2,178
	Dow Chemical Co.	4.625%	10/1/44	2,524	2,172
	Dow Chemical Co.	5.550%	11/30/48	1,923	1,829
	Dow Chemical Co.	4.800%	5/15/49	3,664	3,128
	Dow Chemical Co.	3.600%	11/15/50	1,702	1,228
	Dow Chemical Co.	6.900%	5/15/53	2,800	3,128
	DuPont de Nemours Inc.	5.319%	11/15/38	4,387	4,260
	DuPont de Nemours Inc.	5.419%	11/15/48	6,480	6,215
[3]	Eastman Chemical Co.	5.750%	3/8/33	500	497
	Eastman Chemical Co.	4.800%	9/1/42	545	472
	Eastman Chemical Co.	4.650%	10/15/44	3,379	2,815
	Ecolab Inc.	2.125%	8/15/50	1,198	683
	Ecolab Inc.	2.700%	12/15/51	3,250	2,064
	Ecolab Inc.	2.750%	8/18/55	3,430	2,108
	FMC Corp.	4.500%	10/1/49	1,747	1,415
	Freeport-McMoRan Inc.	5.400%	11/14/34	4,221	3,989
	Freeport-McMoRan Inc.	5.450%	3/15/43	3,295	2,983
	International Flavors & Fragrances Inc.	4.375%	6/1/47	608	460
	International Flavors & Fragrances Inc.	5.000%	9/26/48	2,405	1,995
	International Paper Co.	5.000%	9/15/35	2,810	2,661
	International Paper Co.	6.000%	11/15/41	1,999	2,021
	International Paper Co.	4.800%	6/15/44	1,331	1,185
	International Paper Co.	4.400%	8/15/47	875	744
	International Paper Co.	4.350%	8/15/48	1,355	1,137
	Lafarge SA	7.125%	7/15/36	760	817
	Linde Inc.	3.550%	11/7/42	690	556
	Linde Inc.	2.000%	8/10/50	1,436	819
	Lubrizol Corp.	6.500%	10/1/34	888	1,014
	LYB International Finance BV	5.250%	7/15/43	1,845	1,640
	LYB International Finance BV	4.875%	3/15/44	1,408	1,192
	LYB International Finance III LLC	3.375%	10/1/40	4,044	2,902
	LYB International Finance III LLC	4.200%	10/15/49	3,295	2,483
	LYB International Finance III LLC	4.200%	5/1/50	4,855	3,663
	LYB International Finance III LLC	3.625%	4/1/51	1,860	1,275
	LYB International Finance III LLC	3.800%	10/1/60	2,966	1,977
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	LyondellBasell Industries NV	4.625%	2/26/55	736	589
	Martin Marietta Materials Inc.	4.250%	12/15/47	2,668	2,201
	Martin Marietta Materials Inc.	3.200%	7/15/51	645	437
	Mosaic Co.	5.450%	11/15/33	3,341	3,303
	Mosaic Co.	4.875%	11/15/41	1,659	1,453
	Mosaic Co.	5.625%	11/15/43	409	388
[1]	Newmont Corp.	5.875%	4/1/35	3,262	3,303
	Newmont Corp.	6.250%	10/1/39	1,177	1,229
	Newmont Corp.	4.875%	3/15/42	4,265	3,893
	Newmont Corp.	5.450%	6/9/44	1,318	1,265
	Nucor Corp.	5.200%	8/1/43	1,225	1,193
	Nucor Corp.	2.979%	12/15/55	4,336	2,824
	Nutrien Ltd.	4.125%	3/15/35	1,035	896
	Nutrien Ltd.	5.875%	12/1/36	1,693	1,702
	Nutrien Ltd.	5.625%	12/1/40	325	315
	Nutrien Ltd.	4.900%	6/1/43	2,806	2,507
	Nutrien Ltd.	5.250%	1/15/45	2,532	2,339
	Nutrien Ltd.	5.000%	4/1/49	1,615	1,453
	Nutrien Ltd.	3.950%	5/13/50	1,402	1,069
	Packaging Corp. of America	4.050%	12/15/49	1,786	1,408
	Packaging Corp. of America	3.050%	10/1/51	3,140	2,054
	Rio Tinto Alcan Inc.	6.125%	12/15/33	1,207	1,296
	Rio Tinto Alcan Inc.	5.750%	6/1/35	3,762	3,858
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,447	2,437
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	1,755	1,159
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,712	1,612
	Rio Tinto Finance USA plc	4.125%	8/21/42	808	702
	RPM International Inc.	5.250%	6/1/45	535	467
	RPM International Inc.	4.250%	1/15/48	1,880	1,422
	Sherwin-Williams Co.	4.000%	12/15/42	952	757
	Sherwin-Williams Co.	4.550%	8/1/45	1,486	1,251
	Sherwin-Williams Co.	4.500%	6/1/47	1,579	1,326
	Sherwin-Williams Co.	3.800%	8/15/49	2,728	2,040
	Sherwin-Williams Co.	3.300%	5/15/50	1,305	890
	Sherwin-Williams Co.	2.900%	3/15/52	2,054	1,264
	Sonoco Products Co.	5.750%	11/1/40	1,208	1,209
	Southern Copper Corp.	7.500%	7/27/35	3,775	4,290
	Southern Copper Corp.	6.750%	4/16/40	2,904	3,185
	Southern Copper Corp.	5.250%	11/8/42	2,422	2,286
	Southern Copper Corp.	5.875%	4/23/45	4,254	4,299
	Steel Dynamics Inc.	3.250%	10/15/50	1,645	1,105
	Teck Resources Ltd.	6.000%	8/15/40	2,109	2,057
	Teck Resources Ltd.	5.200%	3/1/42	416	370
	Teck Resources Ltd.	5.400%	2/1/43	1,458	1,327
	Vale Overseas Ltd.	8.250%	1/17/34	434	505
	Vale Overseas Ltd.	6.875%	11/21/36	5,636	5,779
	Vale Overseas Ltd.	6.875%	11/10/39	3,503	3,583
	Vale SA	5.625%	9/11/42	975	943
	Vulcan Materials Co.	4.500%	6/15/47	1,813	1,552
	Vulcan Materials Co.	4.700%	3/1/48	565	496
	Westlake Corp.	2.875%	8/15/41	1,375	905
	Westlake Corp.	5.000%	8/15/46	1,818	1,533
	Westlake Corp.	4.375%	11/15/47	1,563	1,223
	Westlake Corp.	3.125%	8/15/51	1,568	970
	Westlake Corp.	3.375%	8/15/61	1,310	797
	WRKCo Inc.	3.000%	6/15/33	2,026	1,632
					209,563
Real Estate (1.3%)
	Agree LP	2.600%	6/15/33	355	271
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	4,990	4,010
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	600	567
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,992	2,608
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	2,334	1,807
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	1,499	964
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	819	586
	American Homes 4 Rent LP	3.375%	7/15/51	611	397
	American Homes 4 Rent LP	4.300%	4/15/52	925	710

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Tower Corp.	3.700%	10/15/49	1,656	1,156
	American Tower Corp.	3.100%	6/15/50	2,873	1,788
	American Tower Corp.	2.950%	1/15/51	3,045	1,839
[1]	AvalonBay Communities Inc.	3.900%	10/15/46	1,900	1,484
[1]	AvalonBay Communities Inc.	4.350%	4/15/48	450	379
	Boston Properties LP	2.450%	10/1/33	3,183	2,322
	Camden Property Trust	3.350%	11/1/49	1,177	846
	Corporate Office Properties LP	2.900%	12/1/33	693	488
	Crown Castle Inc.	2.900%	4/1/41	3,351	2,278
	Crown Castle Inc.	4.750%	5/15/47	1,050	887
	Crown Castle Inc.	5.200%	2/15/49	1,544	1,410
	Crown Castle Inc.	4.000%	11/15/49	1,606	1,220
	Crown Castle Inc.	4.150%	7/1/50	1,308	1,006
	Crown Castle Inc.	3.250%	1/15/51	1,837	1,205
	Equinix Inc.	3.000%	7/15/50	2,112	1,349
	Equinix Inc.	2.950%	9/15/51	1,767	1,101
	Equinix Inc.	3.400%	2/15/52	575	392
	ERP Operating LP	4.500%	7/1/44	1,658	1,464
	ERP Operating LP	4.500%	6/1/45	1,627	1,392
	ERP Operating LP	4.000%	8/1/47	288	231
	Essex Portfolio LP	4.500%	3/15/48	1,420	1,177
	Essex Portfolio LP	2.650%	9/1/50	917	535
	Federal Realty Investment Trust	4.500%	12/1/44	1,610	1,289
	Healthpeak Properties Interim Inc.	6.750%	2/1/41	356	375
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	1,105	826
	Kilroy Realty LP	2.500%	11/15/32	552	390
	Kilroy Realty LP	2.650%	11/15/33	1,711	1,176
	Kimco Realty OP LLC	4.250%	4/1/45	366	282
	Kimco Realty OP LLC	4.125%	12/1/46	1,028	768
	Kimco Realty OP LLC	4.450%	9/1/47	2,060	1,658
	Kimco Realty OP LLC	3.700%	10/1/49	1,482	1,047
	Mid-America Apartments LP	2.875%	9/15/51	430	279
	National Retail Properties Inc.	4.800%	10/15/48	2,536	2,157
	National Retail Properties Inc.	3.100%	4/15/50	272	174
	National Retail Properties Inc.	3.000%	4/15/52	232	143
	Omega Healthcare Investors Inc.	3.250%	4/15/33	2,006	1,439
	Prologis LP	4.375%	9/15/48	685	597
	Prologis LP	3.050%	3/1/50	873	603
	Prologis LP	3.000%	4/15/50	2,050	1,396
	Prologis LP	2.125%	10/15/50	614	346
	Realty Income Corp.	1.800%	3/15/33	1,068	780
	Realty Income Corp.	4.650%	3/15/47	1,410	1,282
	Regency Centers LP	4.400%	2/1/47	903	723
	Regency Centers LP	4.650%	3/15/49	1,105	914
	Simon Property Group LP	6.750%	2/1/40	1,120	1,248
	Simon Property Group LP	4.750%	3/15/42	2,130	1,875
	Simon Property Group LP	4.250%	10/1/44	1,768	1,437
	Simon Property Group LP	4.250%	11/30/46	1,102	897
	Simon Property Group LP	3.250%	9/13/49	2,752	1,896
	Simon Property Group LP	3.800%	7/15/50	3,434	2,581
[1]	UDR Inc.	1.900%	3/15/33	1,154	837
[1]	UDR Inc.	2.100%	6/15/33	440	321
	UDR Inc.	3.100%	11/1/34	425	337
	Ventas Realty LP	5.700%	9/30/43	1,799	1,696
	Ventas Realty LP	4.375%	2/1/45	718	573
	VICI Properties LP	5.625%	5/15/52	2,205	1,961
	Welltower OP LLC	6.500%	3/15/41	2,490	2,566
	Welltower OP LLC	4.950%	9/1/48	840	715
	Weyerhaeuser Co.	4.000%	3/9/52	2,466	1,926
	WP Carey Inc.	2.250%	4/1/33	450	338
					77,717
Technology (9.1%)
	Advanced Micro Devices Inc.	4.393%	6/1/52	1,350	1,200
	Analog Devices Inc.	2.800%	10/1/41	2,435	1,756
	Analog Devices Inc.	5.300%	12/15/45	900	879
	Analog Devices Inc.	2.950%	10/1/51	2,159	1,481
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	4.500%	2/23/36	1,725	1,691
	Apple Inc.	2.375%	2/8/41	2,558	1,807
	Apple Inc.	3.850%	5/4/43	6,079	5,224
	Apple Inc.	4.450%	5/6/44	2,833	2,696
	Apple Inc.	3.450%	2/9/45	3,464	2,796
	Apple Inc.	4.375%	5/13/45	8,263	7,596
	Apple Inc.	4.650%	2/23/46	13,624	12,973
	Apple Inc.	3.850%	8/4/46	9,570	8,081
	Apple Inc.	4.250%	2/9/47	3,887	3,554
	Apple Inc.	3.750%	9/12/47	5,801	4,830
	Apple Inc.	3.750%	11/13/47	4,219	3,516
	Apple Inc.	2.950%	9/11/49	2,478	1,778
	Apple Inc.	2.650%	5/11/50	4,437	2,982
	Apple Inc.	2.400%	8/20/50	5,433	3,444
	Apple Inc.	2.650%	2/8/51	6,808	4,538
	Apple Inc.	2.700%	8/5/51	6,495	4,348
	Apple Inc.	3.950%	8/8/52	4,492	3,827
	Apple Inc.	2.550%	8/20/60	1,671	1,041
	Apple Inc.	2.800%	2/8/61	3,404	2,172
	Apple Inc.	2.850%	8/5/61	4,625	3,008
	Apple Inc.	4.100%	8/8/62	5,596	4,733
	Applied Materials Inc.	5.100%	10/1/35	1,338	1,346
	Applied Materials Inc.	5.850%	6/15/41	1,163	1,242
	Applied Materials Inc.	4.350%	4/1/47	2,868	2,570
	Applied Materials Inc.	2.750%	6/1/50	2,611	1,775
[2]	Broadcom Inc.	3.419%	4/15/33	7,576	6,101
[2]	Broadcom Inc.	3.469%	4/15/34	9,402	7,447
[2]	Broadcom Inc.	3.137%	11/15/35	11,123	8,207
[2]	Broadcom Inc.	3.187%	11/15/36	6,915	5,009
[2]	Broadcom Inc.	4.926%	5/15/37	7,087	6,162
[2]	Broadcom Inc.	3.500%	2/15/41	6,253	4,477
[2]	Broadcom Inc.	3.750%	2/15/51	6,053	4,221
	Cisco Systems Inc.	5.900%	2/15/39	6,293	6,890
	Cisco Systems Inc.	5.500%	1/15/40	5,210	5,481
	Corning Inc.	4.700%	3/15/37	380	347
	Corning Inc.	5.750%	8/15/40	1,674	1,696
	Corning Inc.	4.750%	3/15/42	1,500	1,370
	Corning Inc.	5.350%	11/15/48	1,549	1,483
	Corning Inc.	3.900%	11/15/49	1,232	926
	Corning Inc.	4.375%	11/15/57	1,110	890
	Corning Inc.	5.850%	11/15/68	877	831
	Corning Inc.	5.450%	11/15/79	2,157	1,904
	Dell Inc.	6.500%	4/15/38	595	598
	Dell International LLC	8.100%	7/15/36	3,466	3,886
[2]	Dell International LLC	3.375%	12/15/41	2,480	1,644
	Dell International LLC	8.350%	7/15/46	2,590	2,951
[2]	Dell International LLC	3.450%	12/15/51	4,845	2,959
	Fidelity National Information Services Inc.	3.100%	3/1/41	3,395	2,340
	Fidelity National Information Services Inc.	4.500%	8/15/46	1,941	1,537
[3]	Fiserv Inc.	5.600%	3/2/33	3,620	3,615
	Fiserv Inc.	4.400%	7/1/49	5,071	4,087
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	2,537	2,606
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	4,406	4,334
	HP Inc.	6.000%	9/15/41	3,549	3,467
	Intel Corp.	4.600%	3/25/40	2,045	1,822
	Intel Corp.	2.800%	8/12/41	2,755	1,875
	Intel Corp.	4.800%	10/1/41	1,108	1,004
	Intel Corp.	4.250%	12/15/42	2,452	2,052
	Intel Corp.	4.900%	7/29/45	1,049	972
	Intel Corp.	4.100%	5/19/46	3,608	2,893
	Intel Corp.	4.100%	5/11/47	3,406	2,726
	Intel Corp.	3.734%	12/8/47	5,318	3,940
	Intel Corp.	3.250%	11/15/49	5,542	3,707
	Intel Corp.	4.750%	3/25/50	6,636	5,749
	Intel Corp.	3.050%	8/12/51	2,988	1,922

Long-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intel Corp.	4.900%	8/5/52	4,980	4,412
Intel Corp.	5.700%	2/10/53	4,087	3,995
Intel Corp.	3.100%	2/15/60	3,002	1,835
Intel Corp.	4.950%	3/25/60	2,800	2,456
Intel Corp.	3.200%	8/12/61	676	420
Intel Corp.	5.050%	8/5/62	3,270	2,860
Intel Corp.	5.900%	2/10/63	290	285
International Business Machines Corp.	4.750%	2/6/33	2,000	1,913
International Business Machines Corp.	4.150%	5/15/39	7,623	6,462
International Business Machines Corp.	5.600%	11/30/39	950	952
International Business Machines Corp.	2.850%	5/15/40	2,335	1,667
International Business Machines Corp.	4.000%	6/20/42	916	748
International Business Machines Corp.	4.700%	2/19/46	1,977	1,723
International Business Machines Corp.	4.250%	5/15/49	8,508	7,026
International Business Machines Corp.	2.950%	5/15/50	1,740	1,134
International Business Machines Corp.	3.430%	2/9/52	1,425	996
International Business Machines Corp.	4.900%	7/27/52	1,285	1,158
International Business Machines Corp.	5.100%	2/6/53	4,290	3,975
International Business Machines Corp.	7.125%	12/1/96	1,030	1,307
Juniper Networks Inc.	5.950%	3/15/41	1,138	1,111
KLA Corp.	5.000%	3/15/49	695	651
KLA Corp.	3.300%	3/1/50	2,374	1,721
KLA Corp.	4.950%	7/15/52	3,866	3,649
KLA Corp.	5.250%	7/15/62	2,575	2,463
Kyndryl Holdings Inc.	4.100%	10/15/41	1,225	822
Lam Research Corp.	4.875%	3/15/49	2,647	2,486
Lam Research Corp.	2.875%	6/15/50	1,794	1,196
Lam Research Corp.	3.125%	6/15/60	1,437	943
Micron Technology Inc.	3.366%	11/1/41	1,640	1,095
Micron Technology Inc.	3.477%	11/1/51	1,065	664
Microsoft Corp.	3.500%	2/12/35	2,312	2,090
Microsoft Corp.	4.200%	11/3/35	3,304	3,164
Microsoft Corp.	3.450%	8/8/36	2,575	2,252
Microsoft Corp.	4.100%	2/6/37	6,017	5,643
Microsoft Corp.	4.500%	10/1/40	1,424	1,392
Microsoft Corp.	5.300%	2/8/41	725	777
Microsoft Corp.	3.500%	11/15/42	1,338	1,132
Microsoft Corp.	3.750%	2/12/45	2,655	2,289
Microsoft Corp.	4.450%	11/3/45	2,523	2,391
Microsoft Corp.	3.700%	8/8/46	8,163	6,984
Microsoft Corp.	4.250%	2/6/47	4,055	3,762
Microsoft Corp.	2.525%	6/1/50	25,997	17,359
Microsoft Corp.	2.921%	3/17/52	14,536	10,458
Microsoft Corp.	3.950%	8/8/56	1,235	1,064
Microsoft Corp.	2.675%	6/1/60	10,985	7,108
Microsoft Corp.	3.041%	3/17/62	6,425	4,499
Moody's Corp.	2.750%	8/19/41	2,550	1,760
Moody's Corp.	5.250%	7/15/44	1,325	1,266
Moody's Corp.	4.875%	12/17/48	779	705
Moody's Corp.	3.250%	5/20/50	575	400
Moody's Corp.	3.750%	2/25/52	1,265	962
Moody's Corp.	3.100%	11/29/61	2,313	1,439
Motorola Solutions Inc.	5.500%	9/1/44	1,049	960
Nokia OYJ	6.625%	5/15/39	1,400	1,366
NVIDIA Corp.	3.500%	4/1/40	3,121	2,567
NVIDIA Corp.	3.500%	4/1/50	4,410	3,418
NVIDIA Corp.	3.700%	4/1/60	2,380	1,807
NXP BV	3.250%	5/11/41	2,610	1,810
NXP BV	3.125%	2/15/42	1,260	849
NXP BV	3.250%	11/30/51	1,812	1,145
Oracle Corp.	4.300%	7/8/34	4,304	3,784
Oracle Corp.	3.900%	5/15/35	2,521	2,093
Oracle Corp.	3.850%	7/15/36	1,679	1,367
Oracle Corp.	3.800%	11/15/37	6,801	5,376
Oracle Corp.	6.500%	4/15/38	2,156	2,246
Oracle Corp.	6.125%	7/8/39	6,820	6,813
Oracle Corp.	3.600%	4/1/40	7,245	5,350
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	5.375%	7/15/40	6,640	6,096
	Oracle Corp.	3.650%	3/25/41	6,977	5,140
	Oracle Corp.	4.500%	7/8/44	3,419	2,782
	Oracle Corp.	4.125%	5/15/45	4,312	3,253
	Oracle Corp.	4.000%	7/15/46	5,029	3,680
	Oracle Corp.	4.000%	11/15/47	4,882	3,575
	Oracle Corp.	3.600%	4/1/50	14,495	9,829
	Oracle Corp.	3.950%	3/25/51	10,763	7,723
	Oracle Corp.	6.900%	11/9/52	8,580	9,249
	Oracle Corp.	5.550%	2/6/53	6,600	6,036
	Oracle Corp.	4.375%	5/15/55	7,537	5,719
	Oracle Corp.	3.850%	4/1/60	5,911	3,929
	Oracle Corp.	4.100%	3/25/61	5,027	3,500
	QUALCOMM Inc.	5.400%	5/20/33	1,985	2,046
	QUALCOMM Inc.	4.650%	5/20/35	2,861	2,776
	QUALCOMM Inc.	4.800%	5/20/45	4,485	4,261
	QUALCOMM Inc.	4.300%	5/20/47	4,455	3,892
	QUALCOMM Inc.	3.250%	5/20/50	2,120	1,562
	QUALCOMM Inc.	4.500%	5/20/52	2,610	2,319
	QUALCOMM Inc.	6.000%	5/20/53	3,725	4,016
	Quanta Services Inc.	3.050%	10/1/41	1,360	910
	S&P Global Inc.	3.250%	12/1/49	1,920	1,408
[2]	S&P Global Inc.	3.700%	3/1/52	2,804	2,218
	S&P Global Inc.	2.300%	8/15/60	2,371	1,310
[2]	S&P Global Inc.	3.900%	3/1/62	1,365	1,072
	Salesforce Inc.	2.700%	7/15/41	4,110	2,905
	Salesforce Inc.	2.900%	7/15/51	4,256	2,862
	Salesforce Inc.	3.050%	7/15/61	4,445	2,850
	Texas Instruments Inc.	3.875%	3/15/39	3,244	2,866
	Texas Instruments Inc.	4.150%	5/15/48	3,959	3,509
	Texas Instruments Inc.	2.700%	9/15/51	452	314
	Texas Instruments Inc.	4.100%	8/16/52	1,155	1,034
	TSMC Arizona Corp.	3.125%	10/25/41	2,202	1,715
	TSMC Arizona Corp.	3.250%	10/25/51	771	578
	TSMC Arizona Corp.	4.500%	4/22/52	4,715	4,424
	Verisk Analytics Inc.	5.500%	6/15/45	1,089	1,017
	Verisk Analytics Inc.	3.625%	5/15/50	1,246	865
	Workday Inc.	3.800%	4/1/32	50	44
					530,268
Utilities (12.2%)
	AEP Texas Inc.	3.800%	10/1/47	814	605
[1]	AEP Texas Inc.	4.150%	5/1/49	1,011	811
[1]	AEP Texas Inc.	3.450%	1/15/50	1,464	1,048
	AEP Texas Inc.	3.450%	5/15/51	563	401
	AEP Texas Inc.	5.250%	5/15/52	1,118	1,061
	AEP Transmission Co. LLC	4.000%	12/1/46	1,300	1,049
	AEP Transmission Co. LLC	3.750%	12/1/47	1,993	1,579
	AEP Transmission Co. LLC	4.250%	9/15/48	937	800
	AEP Transmission Co. LLC	3.800%	6/15/49	2,213	1,760
[1]	AEP Transmission Co. LLC	3.650%	4/1/50	1,430	1,101
[1]	AEP Transmission Co. LLC	2.750%	8/15/51	528	338
[1]	AEP Transmission Co. LLC	4.500%	6/15/52	2,630	2,336
	Alabama Power Co.	6.125%	5/15/38	957	1,024
	Alabama Power Co.	6.000%	3/1/39	919	957
	Alabama Power Co.	3.850%	12/1/42	358	289
	Alabama Power Co.	4.150%	8/15/44	1,086	901
	Alabama Power Co.	3.750%	3/1/45	3,533	2,730
	Alabama Power Co.	4.300%	1/2/46	1,031	863
[1]	Alabama Power Co.	3.700%	12/1/47	1,606	1,234
[1]	Alabama Power Co.	4.300%	7/15/48	1,169	980
	Alabama Power Co.	3.450%	10/1/49	932	679
	Alabama Power Co.	3.125%	7/15/51	3,093	2,100
	Alabama Power Co.	3.000%	3/15/52	700	462
	Ameren Illinois Co.	4.150%	3/15/46	1,777	1,468
	Ameren Illinois Co.	3.700%	12/1/47	792	627
	Ameren Illinois Co.	4.500%	3/15/49	2,083	1,883
	Ameren Illinois Co.	3.250%	3/15/50	1,772	1,283

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ameren Illinois Co.	2.900%	6/15/51	1,120	743
	Ameren Illinois Co.	5.900%	12/1/52	988	1,071
	American Electric Power Co. Inc.	3.250%	3/1/50	791	531
	American Water Capital Corp.	6.593%	10/15/37	405	442
	American Water Capital Corp.	4.300%	12/1/42	1,485	1,294
	American Water Capital Corp.	4.300%	9/1/45	1,166	994
	American Water Capital Corp.	4.000%	12/1/46	347	275
	American Water Capital Corp.	3.750%	9/1/47	3,261	2,543
	American Water Capital Corp.	4.200%	9/1/48	2,890	2,415
	American Water Capital Corp.	4.150%	6/1/49	2,200	1,804
	American Water Capital Corp.	3.450%	5/1/50	1,212	892
	American Water Capital Corp.	3.250%	6/1/51	1,656	1,176
	Appalachian Power Co.	7.000%	4/1/38	2,268	2,540
	Appalachian Power Co.	4.400%	5/15/44	847	705
	Appalachian Power Co.	4.450%	6/1/45	988	826
[1]	Appalachian Power Co.	4.500%	3/1/49	1,981	1,656
[1]	Appalachian Power Co.	3.700%	5/1/50	2,023	1,514
	Arizona Public Service Co.	5.050%	9/1/41	1,397	1,266
	Arizona Public Service Co.	4.500%	4/1/42	2,346	1,970
	Arizona Public Service Co.	4.350%	11/15/45	560	449
	Arizona Public Service Co.	3.750%	5/15/46	1,008	741
	Arizona Public Service Co.	4.200%	8/15/48	522	409
	Arizona Public Service Co.	4.250%	3/1/49	813	639
	Arizona Public Service Co.	3.500%	12/1/49	789	547
	Arizona Public Service Co.	3.350%	5/15/50	693	471
	Arizona Public Service Co.	2.650%	9/15/50	610	368
	Atmos Energy Corp.	5.500%	6/15/41	457	455
	Atmos Energy Corp.	4.150%	1/15/43	500	428
	Atmos Energy Corp.	4.125%	10/15/44	1,932	1,623
	Atmos Energy Corp.	4.300%	10/1/48	1,702	1,464
	Atmos Energy Corp.	4.125%	3/15/49	3,952	3,295
	Atmos Energy Corp.	3.375%	9/15/49	2,896	2,139
	Atmos Energy Corp.	2.850%	2/15/52	350	229
	Atmos Energy Corp.	5.750%	10/15/52	1,384	1,451
	Avista Corp.	4.350%	6/1/48	655	560
	Avista Corp.	4.000%	4/1/52	1,071	859
	Baltimore Gas & Electric Co.	6.350%	10/1/36	906	976
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,252	942
[1]	Baltimore Gas & Electric Co.	3.750%	8/15/47	1,965	1,537
	Baltimore Gas & Electric Co.	4.250%	9/15/48	506	426
	Baltimore Gas & Electric Co.	3.200%	9/15/49	615	437
	Baltimore Gas & Electric Co.	2.900%	6/15/50	1,075	717
	Baltimore Gas & Electric Co.	4.550%	6/1/52	2,476	2,192
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	5,411	5,752
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	354	367
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,437	1,361
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	2,393	2,080
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	2,471	1,907
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	2,001	1,724
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	4,145	3,435
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	2,540	1,651
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	3,390	2,974
	Black Hills Corp.	4.350%	5/1/33	806	720
	Black Hills Corp.	4.200%	9/15/46	1,121	858
	Black Hills Corp.	3.875%	10/15/49	776	567
[1]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	1,325	1,507
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	2,001	1,593
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,144	1,021
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	2,899	2,391
[1]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	769	669
[1]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	1,967	1,331
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	2,635	1,943
[1]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	748	714
	CenterPoint Energy Inc.	3.700%	9/1/49	697	527
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	760	770
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,148	1,174
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	454	371
	Cleco Corporate Holdings LLC	4.973%	5/1/46	921	776
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,401	1,405
	CMS Energy Corp.	4.875%	3/1/44	1,642	1,474
	Commonwealth Edison Co.	5.900%	3/15/36	1,690	1,752
	Commonwealth Edison Co.	6.450%	1/15/38	1,501	1,675
	Commonwealth Edison Co.	3.800%	10/1/42	500	407
	Commonwealth Edison Co.	4.600%	8/15/43	1,045	945
	Commonwealth Edison Co.	4.700%	1/15/44	1,696	1,547
	Commonwealth Edison Co.	3.700%	3/1/45	1,907	1,483
	Commonwealth Edison Co.	4.350%	11/15/45	1,888	1,615
	Commonwealth Edison Co.	3.650%	6/15/46	2,698	2,062
[1]	Commonwealth Edison Co.	3.750%	8/15/47	625	487
	Commonwealth Edison Co.	4.000%	3/1/48	497	408
	Commonwealth Edison Co.	4.000%	3/1/49	2,695	2,182
[1]	Commonwealth Edison Co.	3.200%	11/15/49	262	184
	Commonwealth Edison Co.	3.000%	3/1/50	835	571
[1]	Commonwealth Edison Co.	3.125%	3/15/51	1,630	1,127
[1]	Commonwealth Edison Co.	2.750%	9/1/51	860	549
[1]	Commonwealth Edison Co.	3.850%	3/15/52	1,600	1,264
	Commonwealth Edison Co.	5.300%	2/1/53	1,475	1,466
	Connecticut Light & Power Co.	4.300%	4/15/44	1,344	1,160
[1]	Connecticut Light & Power Co.	4.150%	6/1/45	792	666
	Connecticut Light & Power Co.	4.000%	4/1/48	1,161	971
	Connecticut Light & Power Co.	5.250%	1/15/53	1,350	1,348
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	345	346
[1]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	901	888
[1]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,273	1,302
[1]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,045	1,121
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	515	557
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	576	639
[1]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	604	587
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	2,759	2,726
[1]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,571	1,319
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	632	511
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	5,785	4,933
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	4,689	4,012
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,098	854
[1]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	3,357	2,605
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	2,315	2,029
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	815	646
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	1,035	713
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	3,426	3,665

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,375	1,172
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	2,205	1,785
[1]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,031	792
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	2,212	1,838
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	858	618
[1]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	575	358
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,085	781
	Constellation Energy Generation LLC	5.800%	3/1/33	541	548
	Constellation Energy Generation LLC	6.250%	10/1/39	640	659
	Constellation Energy Generation LLC	5.750%	10/1/41	3,220	3,120
	Constellation Energy Generation LLC	5.600%	6/15/42	2,028	1,948
	Consumers Energy Co.	4.625%	5/15/33	2,750	2,673
	Consumers Energy Co.	3.950%	5/15/43	600	500
	Consumers Energy Co.	3.250%	8/15/46	956	688
	Consumers Energy Co.	3.950%	7/15/47	415	339
	Consumers Energy Co.	4.050%	5/15/48	1,271	1,059
	Consumers Energy Co.	4.350%	4/15/49	763	668
	Consumers Energy Co.	3.750%	2/15/50	1,849	1,473
	Consumers Energy Co.	3.100%	8/15/50	1,284	894
	Consumers Energy Co.	3.500%	8/1/51	1,339	1,013
	Consumers Energy Co.	2.650%	8/15/52	295	187
	Consumers Energy Co.	4.200%	9/1/52	2,337	1,982
	Consumers Energy Co.	2.500%	5/1/60	1,297	728
	Dayton Power & Light Co.	3.950%	6/15/49	1,167	917
	Delmarva Power & Light Co.	4.150%	5/15/45	970	805
[1]	Dominion Energy Inc.	6.300%	3/15/33	845	888
[1]	Dominion Energy Inc.	5.250%	8/1/33	819	798
[1]	Dominion Energy Inc.	5.950%	6/15/35	1,059	1,089
	Dominion Energy Inc.	7.000%	6/15/38	360	395
[1]	Dominion Energy Inc.	3.300%	4/15/41	2,405	1,783
[1]	Dominion Energy Inc.	4.900%	8/1/41	1,329	1,172
[1]	Dominion Energy Inc.	4.050%	9/15/42	1,099	851
	Dominion Energy Inc.	4.700%	12/1/44	1,721	1,478
[1]	Dominion Energy Inc.	4.600%	3/15/49	1,100	936
[1]	Dominion Energy Inc.	4.850%	8/15/52	1,112	968
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,595	1,606
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,100	1,177
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,775	1,753
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,831	1,631
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	670	646
[3]	DTE Electric Co.	5.200%	4/1/33	1,250	1,252
[1]	DTE Electric Co.	4.000%	4/1/43	250	210
	DTE Electric Co.	4.300%	7/1/44	2,447	2,118
	DTE Electric Co.	3.700%	3/15/45	824	656
	DTE Electric Co.	3.700%	6/1/46	1,292	996
	DTE Electric Co.	3.750%	8/15/47	730	573
[1]	DTE Electric Co.	4.050%	5/15/48	1,591	1,321
	DTE Electric Co.	3.950%	3/1/49	590	484
	DTE Electric Co.	2.950%	3/1/50	439	300
[1]	DTE Electric Co.	3.250%	4/1/51	1,630	1,162
[1]	DTE Electric Co.	3.650%	3/1/52	1,026	791
[3]	DTE Electric Co.	5.400%	4/1/53	1,500	1,511
	Duke Energy Carolinas LLC	6.100%	6/1/37	399	420
	Duke Energy Carolinas LLC	6.000%	1/15/38	971	1,025
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,722	1,827
	Duke Energy Carolinas LLC	5.300%	2/15/40	2,468	2,417
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,641	1,413
	Duke Energy Carolinas LLC	4.000%	9/30/42	1,945	1,598
	Duke Energy Carolinas LLC	3.750%	6/1/45	245	191
	Duke Energy Carolinas LLC	3.875%	3/15/46	680	532
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,205	921
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	3.950%	3/15/48	2,802	2,244
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,441	1,018
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,310	953
	Duke Energy Carolinas LLC	3.550%	3/15/52	3,155	2,355
	Duke Energy Carolinas LLC	5.350%	1/15/53	3,325	3,285
	Duke Energy Corp.	3.300%	6/15/41	1,365	988
	Duke Energy Corp.	4.800%	12/15/45	1,874	1,646
	Duke Energy Corp.	3.750%	9/1/46	3,871	2,846
	Duke Energy Corp.	3.950%	8/15/47	2,912	2,202
	Duke Energy Corp.	4.200%	6/15/49	1,121	885
	Duke Energy Corp.	3.500%	6/15/51	2,150	1,504
	Duke Energy Corp.	5.000%	8/15/52	4,553	4,043
	Duke Energy Florida LLC	6.350%	9/15/37	1,866	2,011
	Duke Energy Florida LLC	6.400%	6/15/38	821	908
	Duke Energy Florida LLC	5.650%	4/1/40	1,474	1,485
	Duke Energy Florida LLC	3.850%	11/15/42	530	426
	Duke Energy Florida LLC	3.400%	10/1/46	2,131	1,526
	Duke Energy Florida LLC	4.200%	7/15/48	1,974	1,660
	Duke Energy Florida LLC	3.000%	12/15/51	1,410	952
	Duke Energy Florida LLC	5.950%	11/15/52	2,545	2,715
	Duke Energy Indiana LLC	6.120%	10/15/35	1,156	1,204
	Duke Energy Indiana LLC	6.350%	8/15/38	431	471
	Duke Energy Indiana LLC	6.450%	4/1/39	1,265	1,362
[1]	Duke Energy Indiana LLC	4.900%	7/15/43	1,662	1,539
	Duke Energy Indiana LLC	3.750%	5/15/46	521	398
[1]	Duke Energy Indiana LLC	3.250%	10/1/49	947	667
	Duke Energy Indiana LLC	2.750%	4/1/50	1,135	712
	Duke Energy Ohio Inc.	3.700%	6/15/46	415	300
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,868	1,523
	Duke Energy Progress LLC	6.300%	4/1/38	1,119	1,202
	Duke Energy Progress LLC	4.100%	5/15/42	1,574	1,315
	Duke Energy Progress LLC	4.100%	3/15/43	484	404
	Duke Energy Progress LLC	4.375%	3/30/44	1,256	1,075
	Duke Energy Progress LLC	4.150%	12/1/44	1,487	1,234
	Duke Energy Progress LLC	4.200%	8/15/45	1,034	861
	Duke Energy Progress LLC	3.700%	10/15/46	2,265	1,712
	Duke Energy Progress LLC	3.600%	9/15/47	361	272
	Duke Energy Progress LLC	2.500%	8/15/50	1,154	689
	Duke Energy Progress LLC	2.900%	8/15/51	1,220	797
	Duke Energy Progress LLC	4.000%	4/1/52	2,602	2,071
[1]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	825	655
	El Paso Electric Co.	6.000%	5/15/35	1,305	1,303
	El Paso Electric Co.	5.000%	12/1/44	443	402
	Emera US Finance LP	4.750%	6/15/46	3,286	2,578
	Entergy Arkansas LLC	4.200%	4/1/49	2,198	1,830
	Entergy Arkansas LLC	2.650%	6/15/51	2,460	1,530
	Entergy Arkansas LLC	3.350%	6/15/52	1,176	831
	Entergy Corp.	3.750%	6/15/50	1,880	1,376
	Entergy Louisiana LLC	4.000%	3/15/33	3,252	2,929
	Entergy Louisiana LLC	3.100%	6/15/41	395	296
	Entergy Louisiana LLC	4.200%	9/1/48	2,042	1,717
	Entergy Louisiana LLC	4.200%	4/1/50	627	518
	Entergy Louisiana LLC	2.900%	3/15/51	2,921	1,904
	Entergy Louisiana LLC	4.750%	9/15/52	2,265	2,055
	Entergy Mississippi LLC	3.850%	6/1/49	2,492	1,916
	Entergy Mississippi LLC	3.500%	6/1/51	306	225
	Entergy Texas Inc.	3.550%	9/30/49	1,635	1,184
	Essential Utilities Inc.	4.276%	5/1/49	1,378	1,118
	Essential Utilities Inc.	3.351%	4/15/50	849	592
	Essential Utilities Inc.	5.300%	5/1/52	1,968	1,858
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,164	972
	Evergy Kansas Central Inc.	4.100%	4/1/43	1,879	1,568
	Evergy Kansas Central Inc.	4.250%	12/1/45	546	452
	Evergy Kansas Central Inc.	3.450%	4/15/50	1,189	870
	Evergy Metro Inc.	5.300%	10/1/41	420	408
	Evergy Metro Inc.	4.200%	6/15/47	990	814

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Evergy Metro Inc.	4.200%	3/15/48	1,791	1,484
[1]	Evergy Metro Inc.	4.125%	4/1/49	2,216	1,804
	Eversource Energy	3.450%	1/15/50	1,617	1,164
	Exelon Corp.	5.300%	3/15/33	489	483
[1]	Exelon Corp.	4.950%	6/15/35	895	848
	Exelon Corp.	5.625%	6/15/35	2,575	2,590
	Exelon Corp.	5.100%	6/15/45	2,504	2,303
	Exelon Corp.	4.450%	4/15/46	2,760	2,296
	Exelon Corp.	4.700%	4/15/50	2,540	2,206
	Exelon Corp.	4.100%	3/15/52	2,122	1,684
	Exelon Corp.	5.600%	3/15/53	1,095	1,070
	Florida Power & Light Co.	5.625%	4/1/34	1,100	1,151
	Florida Power & Light Co.	4.950%	6/1/35	2,897	2,831
	Florida Power & Light Co.	5.650%	2/1/37	648	664
	Florida Power & Light Co.	5.950%	2/1/38	1,472	1,551
	Florida Power & Light Co.	5.960%	4/1/39	1,510	1,609
	Florida Power & Light Co.	5.690%	3/1/40	1,025	1,068
	Florida Power & Light Co.	5.250%	2/1/41	2,805	2,777
	Florida Power & Light Co.	4.125%	2/1/42	2,255	1,914
	Florida Power & Light Co.	4.050%	6/1/42	2,177	1,849
	Florida Power & Light Co.	3.800%	12/15/42	744	613
	Florida Power & Light Co.	4.050%	10/1/44	755	634
	Florida Power & Light Co.	3.700%	12/1/47	992	782
	Florida Power & Light Co.	3.950%	3/1/48	3,323	2,720
	Florida Power & Light Co.	4.125%	6/1/48	1,156	975
	Florida Power & Light Co.	3.990%	3/1/49	860	711
	Florida Power & Light Co.	3.150%	10/1/49	1,882	1,334
	Florida Power & Light Co.	2.875%	12/4/51	1,152	768
[1]	Georgia Power Co.	4.750%	9/1/40	1,201	1,077
	Georgia Power Co.	4.300%	3/15/42	3,562	2,998
	Georgia Power Co.	4.300%	3/15/43	1,153	963
[1]	Georgia Power Co.	3.700%	1/30/50	2,435	1,800
[1]	Georgia Power Co.	3.250%	3/15/51	2,304	1,559
	Georgia Power Co.	5.125%	5/15/52	2,200	2,055
	Iberdrola International BV	6.750%	7/15/36	681	742
[1]	Idaho Power Co.	4.200%	3/1/48	1,395	1,164
	Indiana Michigan Power Co.	6.050%	3/15/37	423	441
[1]	Indiana Michigan Power Co.	4.550%	3/15/46	1,663	1,419
[1]	Indiana Michigan Power Co.	3.750%	7/1/47	1,534	1,154
	Indiana Michigan Power Co.	4.250%	8/15/48	1,166	958
	Indiana Michigan Power Co.	3.250%	5/1/51	585	404
	Interstate Power & Light Co.	6.250%	7/15/39	562	587
	Interstate Power & Light Co.	3.700%	9/15/46	649	476
	Interstate Power & Light Co.	3.500%	9/30/49	1,513	1,103
	Interstate Power & Light Co.	3.100%	11/30/51	991	657
	ITC Holdings Corp.	5.300%	7/1/43	1,072	1,006
[1]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	903	860
	Kentucky Utilities Co.	5.125%	11/1/40	1,221	1,169
	Kentucky Utilities Co.	4.375%	10/1/45	680	573
	Kentucky Utilities Co.	3.300%	6/1/50	750	531
	Louisville Gas & Electric Co.	4.250%	4/1/49	4,117	3,492
[1]	MidAmerican Energy Co.	5.750%	11/1/35	1,817	1,889
[1]	MidAmerican Energy Co.	5.800%	10/15/36	1,509	1,585
	MidAmerican Energy Co.	4.800%	9/15/43	2,893	2,686
	MidAmerican Energy Co.	4.400%	10/15/44	2,275	2,015
	MidAmerican Energy Co.	4.250%	5/1/46	1,000	844
	MidAmerican Energy Co.	3.650%	8/1/48	450	350
	MidAmerican Energy Co.	4.250%	7/15/49	1,925	1,663
	MidAmerican Energy Co.	3.150%	4/15/50	2,370	1,693
	MidAmerican Energy Co.	2.700%	8/1/52	435	282
[1]	Mississippi Power Co.	4.250%	3/15/42	1,359	1,118
[1]	Mississippi Power Co.	3.100%	7/30/51	290	189
	National Grid USA	5.803%	4/1/35	372	361
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	797	679
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	1,898	1,612
[1]	Nevada Power Co.	6.650%	4/1/36	1,530	1,687
[1]	Nevada Power Co.	6.750%	7/1/37	1,900	2,114
[1]	Nevada Power Co.	3.125%	8/1/50	749	516
[1]	Nevada Power Co.	5.900%	5/1/53	800	861
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	2,185	1,429
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	3,300	3,126
	NiSource Inc.	5.950%	6/15/41	503	509
	NiSource Inc.	5.250%	2/15/43	1,106	1,057
	NiSource Inc.	4.800%	2/15/44	2,261	2,013
	NiSource Inc.	5.650%	2/1/45	1,845	1,812
	NiSource Inc.	4.375%	5/15/47	3,522	2,945
	NiSource Inc.	3.950%	3/30/48	2,262	1,768
	NiSource Inc.	5.000%	6/15/52	993	907
	Northern States Power Co.	6.250%	6/1/36	485	519
	Northern States Power Co.	6.200%	7/1/37	790	845
	Northern States Power Co.	5.350%	11/1/39	1,257	1,262
	Northern States Power Co.	3.400%	8/15/42	475	373
	Northern States Power Co.	4.125%	5/15/44	273	233
	Northern States Power Co.	4.000%	8/15/45	1,325	1,094
	Northern States Power Co.	3.600%	5/15/46	2,689	2,068
	Northern States Power Co.	3.600%	9/15/47	737	572
	Northern States Power Co.	2.900%	3/1/50	1,884	1,279
	Northern States Power Co.	2.600%	6/1/51	1,974	1,261
	Northern States Power Co.	3.200%	4/1/52	405	289
	Northern States Power Co.	4.500%	6/1/52	1,613	1,454
	NorthWestern Corp.	4.176%	11/15/44	1,169	969
	NSTAR Electric Co.	5.500%	3/15/40	1,451	1,470
	NSTAR Electric Co.	4.400%	3/1/44	957	837
	NSTAR Electric Co.	4.550%	6/1/52	1,400	1,264
	NSTAR Electric Co.	4.950%	9/15/52	1,581	1,509
	Oglethorpe Power Corp.	5.950%	11/1/39	465	463
	Oglethorpe Power Corp.	5.375%	11/1/40	2,180	2,011
[2]	Oglethorpe Power Corp.	4.500%	4/1/47	390	318
	Oglethorpe Power Corp.	5.050%	10/1/48	1,010	881
	Oglethorpe Power Corp.	3.750%	8/1/50	1,191	873
	Oglethorpe Power Corp.	5.250%	9/1/50	1,753	1,593
	Ohio Power Co.	4.150%	4/1/48	1,335	1,107
	Ohio Power Co.	4.000%	6/1/49	1,490	1,194
[1]	Ohio Power Co.	2.900%	10/1/51	1,325	874
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	360	288
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	656	500
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,190	1,443
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	745	739
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,377	1,263
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,279	1,283
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	772	623
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	2,222	1,802
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	2,190	1,857
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	2,150	1,733
[1]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	980	688
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	395	256
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	1,356	1,231
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	1,395	1,341
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	771	784
	ONE Gas Inc.	4.658%	2/1/44	895	800
	ONE Gas Inc.	4.500%	11/1/48	1,315	1,122
	Pacific Gas & Electric Co.	4.500%	7/1/40	5,595	4,381
	Pacific Gas & Electric Co.	3.300%	8/1/40	3,179	2,152
	Pacific Gas & Electric Co.	4.200%	6/1/41	3,203	2,415
	Pacific Gas & Electric Co.	4.750%	2/15/44	2,630	2,059
	Pacific Gas & Electric Co.	4.300%	3/15/45	444	321
	Pacific Gas & Electric Co.	3.950%	12/1/47	3,189	2,184
	Pacific Gas & Electric Co.	4.950%	7/1/50	10,868	8,586
	Pacific Gas & Electric Co.	3.500%	8/1/50	5,109	3,216
	Pacific Gas & Electric Co.	5.250%	3/1/52	2,977	2,451

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	6.750%	1/15/53	2,410	2,396
	PacifiCorp	5.250%	6/15/35	1,687	1,689
	PacifiCorp	6.100%	8/1/36	335	352
	PacifiCorp	5.750%	4/1/37	446	456
	PacifiCorp	6.250%	10/15/37	1,030	1,109
	PacifiCorp	6.350%	7/15/38	1,395	1,519
	PacifiCorp	6.000%	1/15/39	1,439	1,499
	PacifiCorp	4.100%	2/1/42	740	630
	PacifiCorp	4.125%	1/15/49	670	555
	PacifiCorp	4.150%	2/15/50	3,818	3,154
	PacifiCorp	3.300%	3/15/51	2,645	1,887
	PacifiCorp	2.900%	6/15/52	505	334
	PacifiCorp	5.350%	12/1/53	3,835	3,784
	PECO Energy Co.	5.950%	10/1/36	548	572
	PECO Energy Co.	4.150%	10/1/44	996	838
	PECO Energy Co.	3.900%	3/1/48	402	328
	PECO Energy Co.	3.000%	9/15/49	879	603
	PECO Energy Co.	2.800%	6/15/50	1,093	712
	PECO Energy Co.	3.050%	3/15/51	1,390	953
	PECO Energy Co.	2.850%	9/15/51	1,785	1,175
	PECO Energy Co.	4.600%	5/15/52	2,365	2,138
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	790	686
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	936	667
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,459	993
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	330	301
	Potomac Electric Power Co.	6.500%	11/15/37	1,018	1,122
	Potomac Electric Power Co.	4.150%	3/15/43	1,339	1,148
[3]	PPL Electric Utilities Corp.	5.000%	5/15/33	1,500	1,488
	PPL Electric Utilities Corp.	6.250%	5/15/39	428	463
	PPL Electric Utilities Corp.	4.750%	7/15/43	270	247
	PPL Electric Utilities Corp.	4.125%	6/15/44	1,317	1,107
	PPL Electric Utilities Corp.	4.150%	10/1/45	351	294
	PPL Electric Utilities Corp.	3.950%	6/1/47	1,785	1,486
	PPL Electric Utilities Corp.	4.150%	6/15/48	803	687
	PPL Electric Utilities Corp.	3.000%	10/1/49	1,095	761
[3]	PPL Electric Utilities Corp.	5.250%	5/15/53	1,000	986
	Progress Energy Inc.	6.000%	12/1/39	1,742	1,752
[1]	Public Service Co. of Colorado	6.250%	9/1/37	1,499	1,636
	Public Service Co. of Colorado	6.500%	8/1/38	922	1,020
	Public Service Co. of Colorado	3.600%	9/15/42	1,131	897
	Public Service Co. of Colorado	4.300%	3/15/44	1,170	1,017
	Public Service Co. of Colorado	3.800%	6/15/47	649	517
	Public Service Co. of Colorado	4.100%	6/15/48	619	515
	Public Service Co. of Colorado	4.050%	9/15/49	3,120	2,548
[1]	Public Service Co. of Colorado	3.200%	3/1/50	763	548
[1]	Public Service Co. of Colorado	2.700%	1/15/51	1,105	719
[1]	Public Service Co. of Colorado	4.500%	6/1/52	2,590	2,311
	Public Service Co. of New Hampshire	3.600%	7/1/49	1,805	1,398
	Public Service Co. of New Hampshire	5.150%	1/15/53	1,139	1,125
[1]	Public Service Co. of Oklahoma	3.150%	8/15/51	1,096	733
[1]	Public Service Electric & Gas Co.	5.800%	5/1/37	480	499
[1]	Public Service Electric & Gas Co.	5.500%	3/1/40	1,100	1,126
[1]	Public Service Electric & Gas Co.	3.950%	5/1/42	1,140	955
[1]	Public Service Electric & Gas Co.	3.650%	9/1/42	928	742
[1]	Public Service Electric & Gas Co.	3.800%	1/1/43	360	300
[1]	Public Service Electric & Gas Co.	3.800%	3/1/46	825	658
[1]	Public Service Electric & Gas Co.	3.600%	12/1/47	520	403
[1]	Public Service Electric & Gas Co.	4.050%	5/1/48	1,584	1,342
[1]	Public Service Electric & Gas Co.	3.850%	5/1/49	1,148	934
[1]	Public Service Electric & Gas Co.	3.200%	8/1/49	1,185	864
[1]	Public Service Electric & Gas Co.	3.150%	1/1/50	1,119	806
[1]	Public Service Electric & Gas Co.	2.700%	5/1/50	1,163	766
[1]	Public Service Electric & Gas Co.	2.050%	8/1/50	1,080	611
	Puget Sound Energy Inc.	6.274%	3/15/37	967	1,019
	Puget Sound Energy Inc.	5.757%	10/1/39	521	524
	Puget Sound Energy Inc.	5.795%	3/15/40	765	775
	Puget Sound Energy Inc.	5.638%	4/15/41	756	761
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puget Sound Energy Inc.	4.300%	5/20/45	1,023	839
	Puget Sound Energy Inc.	4.223%	6/15/48	1,814	1,521
	Puget Sound Energy Inc.	3.250%	9/15/49	1,340	948
	Puget Sound Energy Inc.	2.893%	9/15/51	750	488
	San Diego Gas & Electric Co.	6.000%	6/1/39	1,080	1,125
	San Diego Gas & Electric Co.	4.500%	8/15/40	611	550
[1]	San Diego Gas & Electric Co.	3.750%	6/1/47	2,505	1,944
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,060	888
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	1,644	1,336
[1]	San Diego Gas & Electric Co.	3.320%	4/15/50	770	549
[1]	San Diego Gas & Electric Co.	2.950%	8/15/51	1,350	895
	San Diego Gas & Electric Co.	3.700%	3/15/52	1,900	1,472
	Sempra Energy	3.800%	2/1/38	3,433	2,820
	Sempra Energy	6.000%	10/15/39	1,284	1,306
	Sempra Energy	4.000%	2/1/48	2,382	1,846
	Southern California Edison Co.	6.000%	1/15/34	1,452	1,517
[1]	Southern California Edison Co.	5.750%	4/1/35	813	825
[1]	Southern California Edison Co.	5.350%	7/15/35	790	775
	Southern California Edison Co.	5.625%	2/1/36	419	414
[1]	Southern California Edison Co.	5.550%	1/15/37	353	347
[1]	Southern California Edison Co.	5.950%	2/1/38	2,391	2,452
	Southern California Edison Co.	6.050%	3/15/39	1,679	1,725
	Southern California Edison Co.	5.500%	3/15/40	3,052	2,972
	Southern California Edison Co.	4.500%	9/1/40	1,855	1,592
	Southern California Edison Co.	4.050%	3/15/42	1,380	1,112
[1]	Southern California Edison Co.	3.900%	3/15/43	868	680
	Southern California Edison Co.	4.650%	10/1/43	2,473	2,147
[1]	Southern California Edison Co.	3.600%	2/1/45	1,879	1,362
	Southern California Edison Co.	4.000%	4/1/47	2,387	1,869
[1]	Southern California Edison Co.	4.125%	3/1/48	2,103	1,673
[1]	Southern California Edison Co.	4.875%	3/1/49	1,731	1,542
	Southern California Edison Co.	3.650%	2/1/50	3,543	2,607
[1]	Southern California Edison Co.	2.950%	2/1/51	1,444	928
[1]	Southern California Edison Co.	3.650%	6/1/51	2,530	1,869
	Southern California Edison Co.	3.450%	2/1/52	3,875	2,748
[1]	Southern California Edison Co.	5.450%	6/1/52	645	624
[3]	Southern California Edison Co.	5.700%	3/1/53	1,000	1,000
	Southern California Gas Co.	5.125%	11/15/40	905	848
	Southern California Gas Co.	3.750%	9/15/42	365	286
[1]	Southern California Gas Co.	4.125%	6/1/48	251	201
[1]	Southern California Gas Co.	4.300%	1/15/49	1,022	836
[1]	Southern California Gas Co.	3.950%	2/15/50	1,915	1,468
	Southern California Gas Co.	6.350%	11/15/52	2,860	3,130
	Southern Co.	4.250%	7/1/36	1,181	1,027
	Southern Co.	4.400%	7/1/46	5,601	4,594
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	733	741
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,344	1,100
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	2,113	1,582
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	3,098	2,509
	Southern Power Co.	5.150%	9/15/41	1,769	1,609
	Southern Power Co.	5.250%	7/15/43	665	603
[1]	Southern Power Co.	4.950%	12/15/46	1,306	1,123
	Southwest Gas Corp.	3.800%	9/29/46	1,084	780
	Southwest Gas Corp.	4.150%	6/1/49	733	563
	Southwestern Electric Power Co.	6.200%	3/15/40	677	696
[1]	Southwestern Electric Power Co.	3.900%	4/1/45	404	310
[1]	Southwestern Electric Power Co.	3.850%	2/1/48	1,277	958
	Southwestern Electric Power Co.	3.250%	11/1/51	520	348
	Southwestern Public Service Co.	4.500%	8/15/41	560	490
	Southwestern Public Service Co.	3.400%	8/15/46	317	228
	Southwestern Public Service Co.	3.700%	8/15/47	215	163
[1]	Southwestern Public Service Co.	4.400%	11/15/48	1,090	926
	Southwestern Public Service Co.	3.750%	6/15/49	1,298	989
[1]	Southwestern Public Service Co.	3.150%	5/1/50	1,978	1,380
	Spire Missouri Inc.	3.300%	6/1/51	687	483
	Tampa Electric Co.	4.100%	6/15/42	820	680
	Tampa Electric Co.	4.300%	6/15/48	1,199	992

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa Electric Co.	4.450%	6/15/49	1,602	1,339
	Tampa Electric Co.	3.625%	6/15/50	1,465	1,084
	Tampa Electric Co.	3.450%	3/15/51	745	533
	Tampa Electric Co.	5.000%	7/15/52	705	653
	Toledo Edison Co.	6.150%	5/15/37	539	563
	Tucson Electric Power Co.	4.850%	12/1/48	1,320	1,159
	Tucson Electric Power Co.	4.000%	6/15/50	266	207
	Tucson Electric Power Co.	5.500%	4/15/53	1,765	1,743
	Union Electric Co.	5.300%	8/1/37	541	528
	Union Electric Co.	3.900%	9/15/42	450	368
	Union Electric Co.	3.650%	4/15/45	2,102	1,609
	Union Electric Co.	4.000%	4/1/48	1,964	1,579
	Union Electric Co.	3.250%	10/1/49	955	676
	Union Electric Co.	2.625%	3/15/51	555	353
	Union Electric Co.	3.900%	4/1/52	920	737
[3]	Union Electric Co.	5.450%	3/15/53	655	656
[1]	Virginia Electric & Power Co.	6.000%	1/15/36	1,262	1,318
[1]	Virginia Electric & Power Co.	6.000%	5/15/37	1,316	1,384
	Virginia Electric & Power Co.	6.350%	11/30/37	787	838
	Virginia Electric & Power Co.	8.875%	11/15/38	2,295	3,078
	Virginia Electric & Power Co.	4.000%	1/15/43	561	461
[1]	Virginia Electric & Power Co.	4.650%	8/15/43	3,825	3,389
	Virginia Electric & Power Co.	4.450%	2/15/44	2,002	1,721
[1]	Virginia Electric & Power Co.	4.200%	5/15/45	3,670	2,995
[1]	Virginia Electric & Power Co.	4.000%	11/15/46	1,408	1,109
	Virginia Electric & Power Co.	4.600%	12/1/48	2,722	2,359
	Virginia Electric & Power Co.	3.300%	12/1/49	2,065	1,487
	Virginia Electric & Power Co.	2.950%	11/15/51	936	616
[1]	Virginia Electric & Power Co.	4.625%	5/15/52	5,037	4,426
[1]	Washington Gas Light Co.	3.796%	9/15/46	1,138	873
[1]	Washington Gas Light Co.	3.650%	9/15/49	1,487	1,113
	Wisconsin Electric Power Co.	5.625%	5/15/33	787	822
	Wisconsin Electric Power Co.	5.700%	12/1/36	415	421
	Wisconsin Electric Power Co.	4.300%	10/15/48	1,800	1,530
	Wisconsin Power & Light Co.	6.375%	8/15/37	706	752
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Power & Light Co.	3.650%	4/1/50	243	180
	Wisconsin Public Service Corp.	3.671%	12/1/42	614	472
	Wisconsin Public Service Corp.	4.752%	11/1/44	283	252
	Wisconsin Public Service Corp.	3.300%	9/1/49	2,165	1,574
	Wisconsin Public Service Corp.	2.850%	12/1/51	1,123	741
	Xcel Energy Inc.	6.500%	7/1/36	806	868
	Xcel Energy Inc.	3.500%	12/1/49	1,478	1,072
					706,998
Total Corporate Bonds (Cost $7,031,738)					5,723,123
				Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[5]	Vanguard Market Liquidity Fund (Cost $38,115)	4.640%		381,207	38,117
Total Investments (99.0%) (Cost $7,074,033)					5,765,427
Other Assets and Liabilities—Net (1.0%)					58,537
Net Assets (100%)					5,823,964
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, the aggregate value was $121,863,000, representing 2.1% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2023.
4	Securities with a value of $346,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Long U.S. Treasury Bond	June 2023	128	16,028	(12)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2023	(160)	(18,750)	19
Ultra Long U.S. Treasury Bond	June 2023	(27)	(3,647)	(3)
				16
				4

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $7,035,918)	5,727,310
Affiliated Issuers (Cost $38,115)	38,117
Total Investments in Securities	5,765,427
Investment in Vanguard	213
Cash	3,046
Receivables for Investment Securities Sold	79,370
Receivables for Accrued Income	83,097
Receivables for Capital Shares Issued	86
Variation Margin Receivable—Futures Contracts	14
Total Assets	5,931,253
Liabilities
Payables for Investment Securities Purchased	106,281
Payables for Capital Shares Redeemed	534
Payables for Distributions	385
Payables to Vanguard	89
Total Liabilities	107,289
Net Assets	5,823,964
At February 28, 2023, net assets consisted of:

Paid-in Capital	7,515,495
Total Distributable Earnings (Loss)	(1,691,531)
Net Assets	5,823,964

ETF Shares—Net Assets
Applicable to 68,446,377 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,234,916
Net Asset Value Per Share—ETF Shares	$76.48

Admiral Shares—Net Assets
Applicable to 14,192,077 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	290,572
Net Asset Value Per Share—Admiral Shares	$20.47

Institutional Shares—Net Assets
Applicable to 11,748,587 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	298,476
Net Asset Value Per Share—Institutional Shares	$25.41

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Interest[1]	124,252
Total Income	124,252
Expenses
The Vanguard Group—Note B
Investment Advisory Services	71
Management and Administrative—ETF Shares	664
Management and Administrative—Admiral Shares	85
Management and Administrative—Institutional Shares	63
Marketing and Distribution—ETF Shares	138
Marketing and Distribution—Admiral Shares	8
Marketing and Distribution—Institutional Shares	4
Custodian Fees	48
Shareholders’ Reports—ETF Shares	54
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	18
Total Expenses	1,156
Expenses Paid Indirectly	(47)
Net Expenses	1,109
Net Investment Income	123,143
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(254,816)
Futures Contracts	(578)
Realized Net Gain (Loss)	(255,394)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(19,063)
Futures Contracts	3
Change in Unrealized Appreciation (Depreciation)	(19,060)
Net Increase (Decrease) in Net Assets Resulting from Operations	(151,311)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $426,000, $3,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($131,606,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	123,143	189,807
Realized Net Gain (Loss)	(255,394)	(185,003)
Change in Unrealized Appreciation (Depreciation)	(19,060)	(1,393,901)
Net Increase (Decrease) in Net Assets Resulting from Operations	(151,311)	(1,389,097)
Distributions
ETF Shares	(107,100)	(167,480)
Admiral Shares	(6,484)	(9,804)
Institutional Shares	(6,597)	(10,486)
Total Distributions	(120,181)	(187,770)
Capital Share Transactions
ETF Shares	935,165	432,025
Admiral Shares	31,911	42,334
Institutional Shares	46,570	13,539
Net Increase (Decrease) from Capital Share Transactions	1,013,646	487,898
Total Increase (Decrease)	742,154	(1,088,969)
Net Assets
Beginning of Period	5,081,810	6,170,779
End of Period	5,823,964	5,081,810

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$80.54	$108.31	$107.01	$102.86	$88.35	$94.07
Investment Operations
Net Investment Income[1]	1.785	3.286	3.294	3.701	3.936	3.880
Net Realized and Unrealized Gain (Loss) on Investments[2]	(4.085)	(27.794)	1.288	4.189	14.458	(5.722)
Total from Investment Operations	(2.300)	(24.508)	4.582	7.890	18.394	(1.842)
Distributions
Dividends from Net Investment Income	(1.760)	(3.262)	(3.282)	(3.740)	(3.884)	(3.878)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.760)	(3.262)	(3.282)	(3.740)	(3.884)	(3.878)
Net Asset Value, End of Period	$76.48	$80.54	$108.31	$107.01	$102.86	$88.35
Total Return	-2.85%	-23.06%	4.39%	7.90%	21.60%	-2.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,235	$4,545	$5,517	$5,214	$4,074	$2,509
Ratio of Total Expenses to Average Net Assets	0.04%[3]	0.04%[3]	0.04%	0.05%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.69%	3.47%	3.10%	3.60%	4.36%	4.26%
Portfolio Turnover Rate[4]	17%	31%	36%	62%	47%	48%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.02, $.01, $.03, $.00, $.00, and $.09.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$21.56	$29.03	$28.68	$27.55	$23.65	$25.18
Investment Operations
Net Investment Income[1]	.476	.875	.877	.988	1.053	1.043
Net Realized and Unrealized Gain (Loss) on Investments[2]	(1.097)	(7.473)	.345	1.125	3.895	(1.536)
Total from Investment Operations	(.621)	(6.598)	1.222	2.113	4.948	(.493)
Distributions
Dividends from Net Investment Income	(.469)	(.872)	(.872)	(.983)	(1.048)	(1.037)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.469)	(.872)	(.872)	(.983)	(1.048)	(1.037)
Net Asset Value, End of Period	$20.47	$21.56	$29.03	$28.68	$27.55	$23.65
Total Return[3]	-2.85%	-23.10%	4.37%	7.87%	21.64%	-2.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$291	$272	$314	$320	$256	$186
Ratio of Total Expenses to Average Net Assets	0.07%[4]	0.07%[4]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.65%	3.44%	3.08%	3.58%	4.34%	4.26%
Portfolio Turnover Rate[5]	17%	31%	36%	62%	47%	48%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.01, $.00, $.00, and $.03.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$26.76	$36.02	$35.59	$34.18	$29.36	$31.25
Investment Operations
Net Investment Income[1]	.593	1.092	1.095	1.250	1.314	1.299
Net Realized and Unrealized Gain (Loss) on Investments[2]	(1.358)	(9.264)	.425	1.387	4.812	(1.895)
Total from Investment Operations	(.765)	(8.172)	1.520	2.637	6.126	(.596)
Distributions
Dividends from Net Investment Income	(.585)	(1.088)	(1.090)	(1.227)	(1.306)	(1.294)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.585)	(1.088)	(1.090)	(1.227)	(1.306)	(1.294)
Net Asset Value, End of Period	$25.41	$26.76	$36.02	$35.59	$34.18	$29.36
Total Return[3]	-2.83%	-23.05%	4.37%	7.91%	21.58%	-1.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$298	$264	$340	$268	$541	$786
Ratio of Total Expenses to Average Net Assets	0.05%[4]	0.05%[4]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.67%	3.46%	3.09%	3.68%	4.36%	4.28%
Portfolio Turnover Rate[5]	17%	31%	36%	62%	47%	48%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.01, $.00, $.00, and $.03.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Long-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.  ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings,

Long-Term Corporate Bond Index Fund
if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $213,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $47,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Long-Term Corporate Bond Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,187	—	4,187
Corporate Bonds	—	5,723,123	—	5,723,123
Temporary Cash Investments	38,117	—	—	38,117
Total	38,117	5,727,310	—	5,765,427

Derivative Financial Instruments
Assets
Futures Contracts[1]	19	—	—	19
Liabilities
Futures Contracts[1]	15	—	—	15
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,077,470
Gross Unrealized Appreciation	21,770
Gross Unrealized Depreciation	(1,333,809)
Net Unrealized Appreciation (Depreciation)	(1,312,039)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $143,266,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2023, the fund purchased $3,245,547,000 of investment securities and sold $2,230,931,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $398,069,000 and $398,761,000, respectively. Purchases and sales include $2,660,908,000 and $1,741,431,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	2,710,026	35,113	4,419,636	47,501
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,774,861)	(23,100)	(3,987,611)	(42,000)
Net Increase (Decrease)—ETF Shares	935,165	12,013	432,025	5,501

Long-Term Corporate Bond Index Fund
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued[1]	53,700	2,622	99,673	4,069
Issued in Lieu of Cash Distributions	4,204	206	7,137	287
Redeemed	(25,993)	(1,261)	(64,476)	(2,565)
Net Increase (Decrease)—Admiral Shares	31,911	1,567	42,334	1,791
Institutional Shares
Issued[1]	50,144	1,998	15,822	511
Issued in Lieu of Cash Distributions	6,597	260	10,486	339
Redeemed	(10,171)	(389)	(12,769)	(401)
Net Increase (Decrease)—Institutional Shares	46,570	1,869	13,539	449
1	Includes purchase fees for fiscal 2023 and 2022 of $1,047,000 and $706,000, respectively (fund totals).
H.  Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q16452 042023

Semiannual Report  |  February 28, 2023
Vanguard Mortgage-Backed Securities Index Fund

Contents
AboutYour Fund's Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2023
	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return
Mortgage-Backed Securities Index Fund
ETF Shares	$1,000.00	$976.90	$0.20
Admiral™ Shares	1,000.00	976.50	0.34
Institutional Shares	1,000.00	976.70	0.25
Based on Hypothetical 5% Yearly Return
Mortgage-Backed Securities Index Fund
ETF Shares	$1,000.00	$1,024.60	$0.20
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.04% for ETF Shares, 0.07% for Admiral Shares, and 0.05% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Mortgage-Backed Securities Index Fund
Distribution by Stated Maturity
As of February 28, 2023
0 - 10 Years	2.5%
10 - 20 Years	16.2
20 - 30 Years	81.1
30 - 40 Years	0.2
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Mortgage-Backed Securities Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.5%)
Conventional Mortgage-Backed Securities (99.5%)
[1,2]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	4,606	4,235
[1,2]	Freddie Mac Gold Pool	2.500%	5/1/23–2/1/43	71,869	66,699
[1,2]	Freddie Mac Gold Pool	3.000%	1/1/26–6/1/49	249,863	228,208
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25–2/1/49	240,714	224,834
[1,2]	Freddie Mac Gold Pool	4.000%	3/1/24–6/1/49	154,325	148,305
[1,2]	Freddie Mac Gold Pool	4.500%	3/1/23–11/1/48	70,999	70,151
[1,2]	Freddie Mac Gold Pool	5.000%	3/1/23–11/1/48	22,362	22,487
[1,2]	Freddie Mac Gold Pool	5.500%	10/1/26–6/1/41	20,083	20,300
[1,2]	Freddie Mac Gold Pool	6.000%	1/1/24–5/1/40	10,479	10,854
[1,2]	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	92	96
[1]	Ginnie Mae I Pool	2.500%	6/15/27–6/15/28	142	130
[1]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	12,385	11,125
[1]	Ginnie Mae I Pool	3.500%	2/15/26–9/15/49	21,105	19,870
[1]	Ginnie Mae I Pool	4.000%	7/15/24–6/15/49	15,005	14,350
[1]	Ginnie Mae I Pool	4.500%	8/15/33–7/15/49	20,100	19,909
[1]	Ginnie Mae I Pool	5.000%	3/15/34–4/15/41	8,541	8,676
[1]	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	61	61
[1]	Ginnie Mae I Pool	7.000%	10/15/27	1	1
[1]	Ginnie Mae II Pool	1.500%	2/20/51–12/20/51	17,183	13,819
[1,3,4]	Ginnie Mae II Pool	2.000%	8/20/50–3/15/53	732,551	614,192
[1,3,4]	Ginnie Mae II Pool	2.500%	6/20/27–3/15/53	739,555	642,343
[1,4]	Ginnie Mae II Pool	3.000%	10/20/26–3/15/53	739,879	666,331
[1,4]	Ginnie Mae II Pool	3.500%	12/20/25–3/15/53	561,705	523,269
[1]	Ginnie Mae II Pool	4.000%	9/20/25–2/20/53	386,293	369,658
[1,4]	Ginnie Mae II Pool	4.500%	2/20/39–3/15/53	298,626	291,879
[1,4]	Ginnie Mae II Pool	5.000%	2/20/39–3/15/53	186,337	185,605
[1,4]	Ginnie Mae II Pool	5.500%	2/20/49–3/15/53	99,722	100,020
[1,4]	Ginnie Mae II Pool	6.000%	3/15/53	48,660	49,359
[1,4]	Ginnie Mae II Pool	6.500%	10/20/28–3/15/53	22,774	23,303
[1]	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	30	33
[1,2]	UMBS Pool	1.500%	7/1/35–9/1/51	950,463	770,241
[1,2,4]	UMBS Pool	2.000%	4/1/23–3/25/53	3,993,993	3,322,040
[1,2,4]	UMBS Pool	2.500%	3/1/27–3/25/53	2,859,446	2,463,516
[1,2,4]	UMBS Pool	3.000%	10/1/26–3/25/53	1,831,543	1,642,765
[1,2,4]	UMBS Pool	3.500%	8/1/25–3/25/53	1,150,394	1,068,769
[1,2,4]	UMBS Pool	4.000%	4/1/23–3/25/53	918,400	875,037
[1,2,4]	UMBS Pool	4.500%	4/1/23–3/25/53	661,549	643,143
[1,2,4]	UMBS Pool	5.000%	8/1/23–3/25/53	467,607	463,683
[1,2,4]	UMBS Pool	5.500%	11/1/24–3/25/53	274,045	276,478
4

Mortgage-Backed Securities Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	UMBS Pool	6.000%	5/1/23–3/25/53	142,360	145,360
[1,2,4]	UMBS Pool	6.500%	1/1/53–3/25/53	51,635	53,115
[1,2,4]	UMBS Pool	7.000%	10/1/33–3/25/38	6,140	6,346
					16,080,595
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	3.116%	12/1/41	17	17
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.560%	9/1/37	10	10
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.477%	3.585%	3/1/43	86	87
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.552%	3.802%	10/1/37	17	18
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.319%	7/1/43	196	196
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.592%	3.627%	6/1/43	23	24
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	4.127%	3/1/38	2	2
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.669%	3.864%	10/1/42	32	32
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.940%	10/1/39–9/1/42	123	124
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.693%	3.866%	8/1/39	17	17
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.950%	12/1/40	36	36
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.724%	3.322%	5/1/42	10	10
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.739%	3.919%	11/1/39	5	5
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.774%	3.884%	5/1/42	7	7
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	3.725%	3/1/42	16	16
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.797%	4.098%	8/1/42	40	40
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	4.055%	11/1/41	23	23
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.060%	10/1/40–12/1/40	1	2
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.812%	4.193%	3/1/41	23	23
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.063%	11/1/41	4	4
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.074%	1/1/42	29	29
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.447%	5/1/41	11	11
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.065%	11/1/40–12/1/41	22	23
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.826%	3.759%	2/1/42	25	25
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.308%	4/1/41	15	15
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.834%	4.153%	2/1/41	1	1
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.210%	5/1/40	1	1
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	4.117%	1/1/40	1	1
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.838%	4.012%	9/1/40	23	23
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.839%	4.089%	12/1/39	33	33
[1,2,5]	Fannie Mae Pool, 12M USD LIBOR + 1.914%	3.289%	4/1/37	3	3
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.890%	11/1/43	43	44
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.910%	10/1/37	2	2
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	3.159%	2/1/37	8	9
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	3.995%	12/1/40	5	5
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.846%	4.141%	2/1/42	7	7
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.864%	6/1/41	11	11
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.881%	3.601%	6/1/40	3	3
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.891%	4.141%	9/1/40	8	8
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.898%	4.149%	12/1/39	4	4
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.150%	6/1/40	1	1
5

Mortgage-Backed Securities Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.410%	2/1/41	1	1
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.700%	2/1/41	25	25
[1,2,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.585%	3/1/38	5	5
[1,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.625%	1/20/41–8/20/41	134	130
[1,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.750%	11/20/40–12/20/42	110	107
[1,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	4/20/41	2	2
[1,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	1	1
[1,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.250%	11/20/40	2	2
					1,225
Total U.S. Government and Agency Obligations (Cost $18,117,612)					16,081,820
				Shares
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[6]	Vanguard Market Liquidity Fund (Cost $245,909)	4.640%		2,459,621	245,937
Total Investments (101.0%) (Cost $18,363,521)					16,327,757
Other Assets and Liabilities—Net (-1.0%)					(158,593)
Net Assets (100%)					16,169,164
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Securities with a value of $5,419,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2023.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
LIBOR—London Interbank Offered Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Mortgage-Backed Securities Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $18,117,612)	16,081,820
Affiliated Issuers (Cost $245,909)	245,937
Total Investments in Securities	16,327,757
Investment in Vanguard	587
Receivables for Investment Securities Sold	554,778
Receivables for Accrued Income	44,141
Receivables for Capital Shares Issued	11,500
Total Assets	16,938,763
Liabilities
Due to Custodian	803
Payables for Investment Securities Purchased	765,387
Payables for Capital Shares Redeemed	2,471
Payables for Distributions	693
Payables to Vanguard	245
Total Liabilities	769,599
Net Assets	16,169,164
At February 28, 2023, net assets consisted of:

Paid-in Capital	18,416,103
Total Distributable Earnings (Loss)	(2,246,939)
Net Assets	16,169,164

ETF Shares—Net Assets
Applicable to 323,353,308 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,806,058
Net Asset Value Per Share—ETF Shares	$45.79

Admiral Shares—Net Assets
Applicable to 62,377,458 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,139,856
Net Asset Value Per Share—Admiral Shares	$18.27

Institutional Shares—Net Assets
Applicable to 9,016,133 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	223,250
Net Asset Value Per Share—Institutional Shares	$24.76
See accompanying Notes, which are an integral part of the Financial Statements.
7

Mortgage-Backed Securities Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Interest[1]	231,117
Total Income	231,117
Expenses
The Vanguard Group—Note B
Investment Advisory Services	200
Management and Administrative—ETF Shares	1,867
Management and Administrative—Admiral Shares	333
Management and Administrative—Institutional Shares	43
Marketing and Distribution—ETF Shares	322
Marketing and Distribution—Admiral Shares	31
Marketing and Distribution—Institutional Shares	4
Custodian Fees	64
Shareholders’ Reports—ETF Shares	462
Shareholders’ Reports—Admiral Shares	26
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	3
Other Expenses	7
Total Expenses	3,362
Expenses Paid Indirectly	(49)
Net Expenses	3,313
Net Investment Income	227,804
Realized Net Gain (Loss) on Investment Securities Sold[1]	(112,087)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(472,432)
Net Increase (Decrease) in Net Assets Resulting from Operations	(356,715)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,762,000, $183,000, $1,000, and ($87,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Mortgage-Backed Securities Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	227,804	269,246
Realized Net Gain (Loss)	(112,087)	(124,045)
Change in Unrealized Appreciation (Depreciation)	(472,432)	(1,756,647)
Net Increase (Decrease) in Net Assets Resulting from Operations	(356,715)	(1,611,446)
Distributions
ETF Shares	(200,847)	(229,467)
Admiral Shares	(16,601)	(21,594)
Institutional Shares	(3,046)	(2,331)
Total Distributions	(220,494)	(253,392)
Capital Share Transactions
ETF Shares	924,758	1,036,092
Admiral Shares	(32,445)	(37,825)
Institutional Shares	50,961	73,757
Net Increase (Decrease) from Capital Share Transactions	943,274	1,072,024
Total Increase (Decrease)	366,065	(792,814)
Net Assets
Beginning of Period	15,803,099	16,595,913
End of Period	16,169,164	15,803,099
See accompanying Notes, which are an integral part of the Financial Statements.
9

Mortgage-Backed Securities Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$47.53	$53.47	$54.36	$53.26	$51.38	$53.00
Investment Operations
Net Investment Income[1]	.663	.842	.581	1.197	1.564	1.325
Net Realized and Unrealized Gain (Loss) on Investments	(1.760)	(5.995)	(.768)	1.146	1.859	(1.683)
Total from Investment Operations	(1.097)	(5.153)	(.187)	2.343	3.423	(.358)
Distributions
Dividends from Net Investment Income	(.643)	(.787)	(.594)	(1.243)	(1.543)	(1.262)
Distributions from Realized Capital Gains	—	—	(.109)	—	—	—
Total Distributions	(.643)	(.787)	(.703)	(1.243)	(1.543)	(1.262)
Net Asset Value, End of Period	$45.79	$47.53	$53.47	$54.36	$53.26	$51.38
Total Return	-2.31%	-9.71%	-0.35%	4.45%	6.80%	-0.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,806	$14,405	$15,055	$11,643	$10,316	$7,193
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.05%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.91%	1.67%	1.08%	2.22%	3.01%	2.56%
Portfolio Turnover Rate[3]	53%	170%	316%	218%	190%	279%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Includes 39%, 113%, 237%, 11%, 34%, and 78%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Mortgage-Backed Securities Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$18.98	$21.37	$21.72	$21.26	$20.51	$21.17
Investment Operations
Net Investment Income[1]	.262	.328	.211	.470	.622	.528
Net Realized and Unrealized Gain (Loss) on Investments	(.710)	(2.391)	(.292)	.463	.742	(.674)
Total from Investment Operations	(.448)	(2.063)	(.081)	.933	1.364	(.146)
Distributions
Dividends from Net Investment Income	(.262)	(.327)	(.225)	(.473)	(.614)	(.514)
Distributions from Realized Capital Gains	—	—	(.044)	—	—	—
Total Distributions	(.262)	(.327)	(.269)	(.473)	(.614)	(.514)
Net Asset Value, End of Period	$18.27	$18.98	$21.37	$21.72	$21.26	$20.51
Total Return[2]	-2.35%	-9.72%	-0.38%	4.43%	6.77%	-0.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,140	$1,219	$1,419	$1,159	$841	$725
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%[3]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.88%	1.62%	0.98%	2.18%	2.99%	2.56%
Portfolio Turnover Rate[4]	53%	170%	316%	218%	190%	279%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Includes 39%, 113%, 237%, 11%, 34%, and 78%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Mortgage-Backed Securities Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$25.72	$28.96	$29.44	$28.81	$27.79	$28.69
Investment Operations
Net Investment Income[1]	.360	.467	.393	.641	.846	.721
Net Realized and Unrealized Gain (Loss) on Investments	(.962)	(3.258)	(.503)	.636	1.011	(.920)
Total from Investment Operations	(.602)	(2.791)	(.110)	1.277	1.857	(.199)
Distributions
Dividends from Net Investment Income	(.358)	(.449)	(.311)	(.647)	(.837)	(.701)
Distributions from Realized Capital Gains	—	—	(.059)	—	—	—
Total Distributions	(.358)	(.449)	(.370)	(.647)	(.837)	(.701)
Net Asset Value, End of Period	$24.76	$25.72	$28.96	$29.44	$28.81	$27.79
Total Return	-2.33%	-9.70%	-0.38%	4.48%	6.80%	-0.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$223	$179	$122	$171	$119	$70
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%[2]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.92%	1.71%	1.35%	2.20%	3.01%	2.58%
Portfolio Turnover Rate[3]	53%	170%	316%	218%	190%	279%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Includes 39%, 113%, 237%, 11%, 34%, and 78%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Mortgage-Backed Securities Index Fund
Notes to Financial Statements
Vanguard Mortgage-Backed Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
13

Mortgage-Backed Securities Index Fund
At February 28, 2023, counterparties had deposited in segregated accounts securities with a value of $375,000 and cash of $300,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund
14

Mortgage-Backed Securities Index Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $587,000, representing less than 0.01% of the fund’s net assets and 0.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
15

Mortgage-Backed Securities Index Fund
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $49,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	16,081,820	—	16,081,820
Temporary Cash Investments	245,937	—	—	245,937
Total	245,937	16,081,820	—	16,327,757
E.  As of February 28, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	18,376,921
Gross Unrealized Appreciation	17,069
Gross Unrealized Depreciation	(2,066,233)
Net Unrealized Appreciation (Depreciation)	(2,049,164)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $122,392,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2023, the fund purchased $9,252,822,000 of investment securities and sold $8,315,323,000 of investment securities, other than temporary cash investments.
16

Mortgage-Backed Securities Index Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,351,143	29,727	3,012,787	60,434
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(426,385)	(9,425)	(1,976,695)	(38,950)
Net Increase (Decrease)—ETF Shares	924,758	20,302	1,036,092	21,484
Admiral Shares
Issued	259,396	14,124	518,758	25,847
Issued in Lieu of Cash Distributions	12,701	696	16,300	816
Redeemed	(304,542)	(16,669)	(572,883)	(28,821)
Net Increase (Decrease)—Admiral Shares	(32,445)	(1,849)	(37,825)	(2,158)
Institutional Shares
Issued	56,334	2,278	95,097	3,492
Issued in Lieu of Cash Distributions	3,046	123	2,331	87
Redeemed	(8,419)	(338)	(23,671)	(853)
Net Increase (Decrease)—Institutional Shares	50,961	2,063	73,757	2,726
At February 28, 2023, one shareholder was the record or beneficial owner of 39% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
17

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q16482 042023

Semiannual Report  |  February 28, 2023
Vanguard Total Corporate Bond ETF

Contents
AboutYour Fund's Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The Total Corporate Bond ETF has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Total Corporate Bond ETF.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2023
Total Corporate Bond ETF	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$990.50	$0.20
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.60	0.20
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds' annualized expense figure for that period is 0.04%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Total Corporate Bond ETF
Underlying Vanguard Funds
As of February 28, 2023
Vanguard Short-Term Corporate Bond ETF	38.7%
Vanguard Long-Term Corporate Bond ETF	33.9
Vanguard Intermediate-Term Corporate Bond ETF	27.4
The table reflects the fund's investments, except for short-term investments.
3

Total Corporate Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Bond Funds (100.0%)
Vanguard Short-Term Corporate Bond ETF	4,837,854	364,194
Vanguard Long-Term Corporate Bond ETF	4,162,716	318,448
Vanguard Intermediate-Term Corporate Bond ETF	3,303,687	257,555
Total Investment Companies (Cost $1,053,968)		940,197
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.640% (Cost $414)	4,145	414
Total Investments (100.0%) (Cost $1,054,382)		940,611
Other Assets and Liabilities—Net (0.0%)		(17)
Net Assets (100%)		940,594
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total Corporate Bond ETF
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,054,382)	940,611
Receivables for Investment Securities Sold	563
Receivables for Accrued Income	1
Total Assets	941,175
Liabilities
Due to Custodian	15
Payables for Investment Securities Purchased	566
Total Liabilities	581
Net Assets	940,594
At February 28, 2023, net assets consisted of:

Paid-in Capital	1,065,434
Total Distributable Earnings (Loss)	(124,840)
Net Assets	940,594

Net Assets
Applicable to 12,610,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	940,594
Net Asset Value Per Share	$74.59
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total Corporate Bond ETF
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	12,575
Net Investment Income—Note B	12,575
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold[1]	(5,756)
Realized Net Gain (Loss)	(5,756)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(4,680)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,139
1	Includes $56,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Total Corporate Bond ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,575	16,032
Realized Net Gain (Loss)	(5,756)	(9,016)
Change in Unrealized Appreciation (Depreciation)	(4,680)	(111,968)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,139	(104,952)
Distributions
Total Distributions	(12,581)	(16,149)
Capital Share Transactions
Issued	386,702	108,869
Issued in Lieu of Cash Distributions	—	—
Redeemed	(14,735)	(103,767)
Net Increase (Decrease) from Capital Share Transactions	371,967	5,102
Total Increase (Decrease)	361,525	(115,999)
Net Assets
Beginning of Period	579,069	695,068
End of Period	940,594	579,069
See accompanying Notes, which are an integral part of the Financial Statements.
7

Total Corporate Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,				November 7, 2017[1] to August 31, 2018
		2022	2021	2020	2019
Net Asset Value, Beginning of Period	$76.60	$92.55	$92.62	$89.19	$81.59	$85.00
Investment Operations
Net Investment Income[2]	1.236	2.141	2.229	2.638	2.825	2.081
Capital Gain Distributions Received[2]	—	.237	.053	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(1.963)	(16.168)	(.131)	3.614	7.717	(3.445)
Total from Investment Operations	(.727)	(13.790)	2.151	6.252	10.542	(1.364)
Distributions
Dividends from Net Investment Income	(1.283)	(2.148)	(2.221)	(2.822)	(2.942)	(2.046)
Distributions from Realized Capital Gains	—	(.012)	—	—	—	—
Total Distributions	(1.283)	(2.160)	(2.221)	(2.822)	(2.942)	(2.046)
Net Asset Value, End of Period	$74.59	$76.60	$92.55	$92.62	$89.19	$81.59
Total Return	-0.95%	-15.11%	2.37%	7.18%	13.29%	-1.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$941	$579	$695	$619	$203	$55
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—[3]
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%	0.05%	0.05%	0.07%[3]
Ratio of Net Investment Income to Average Net Assets	3.33%	2.52%	2.43%	2.94%	3.38%	3.10%[3]
Portfolio Turnover Rate[4]	7%	14%	10%	40%	12%	4%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Total Corporate Bond ETF
Notes to Financial Statements
Vanguard Total Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the perfomance of its target index by investing in select Vanguard bond index ETF shares. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund
9

Total Corporate Bond ETF
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended February 28, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2023, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
10

Total Corporate Bond ETF
D.  As of February 28, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,060,438
Gross Unrealized Appreciation	7,383
Gross Unrealized Depreciation	(127,210)
Net Unrealized Appreciation (Depreciation)	(119,827)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $2,232,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	Shares (000)	Shares (000)
Issued	5,250	1,310
Issued in Lieu of Cash Distributions	—	—
Redeemed	(200)	(1,260)
Net Increase (Decrease) in Shares Outstanding	5,050	50
At February 28, 2023, one shareholder was the record or beneficial owner of 37% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.
11

Total Corporate Bond ETF
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Aug. 31, 2022 Market Value ($000)	Purchases at Cost[1] ($000)	Proceeds from Securities Sold[2] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Feb. 28, 2023 Market Value ($000)
Vanguard Intermediate-Term Corporate Bond ETF	159,976	112,085	12,485	(1,298)	(723)	3,400	—	257,555
Vanguard Long-Term Corporate Bond ETF	203,399	153,248	31,031	(4,215)	(2,953)	5,733	—	318,448
Vanguard Market Liquidity Fund	281	NA3	NA3	—	—	8	—	414
Vanguard Short-Term Corporate Bond ETF	215,431	174,152	24,142	(243)	(1,004)	3,434	—	364,194
Total	579,087	439,485	67,658	(5,756)	(4,680)	12,575	—	940,611
1	Includes $386,515,000 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.
2	Includes $14,728,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
12

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Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q9852 042023

Semiannual Report  |  February 28, 2023
Vanguard Total World Bond ETF

Contents
AboutYour Fund's Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The Total World Bond ETF has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Total World Bond ETF.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2023
Total World Bond ETF	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$979.90	$0.25
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.55	0.25
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds' annualized expense figure for that period is 0.05%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Total World Bond ETF
Underlying Vanguard Funds
As of February 28, 2023
Vanguard Total Bond Market ETF	51.7%
Vanguard Total International Bond ETF	48.3
The table reflects the fund's investments, except for short-term investments.
3

Total World Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Bond Fund (51.7%)
Vanguard Total Bond Market ETF	4,170,854	300,593
International Bond Fund (48.3%)
Vanguard Total International Bond ETF	5,874,556	280,569
Total Investment Companies (Cost $678,089)		581,162
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.640% (Cost $174)	1,739	174
Total Investments (100.0%) (Cost $678,263)		581,336
Other Assets and Liabilities—Net (0.0%)		5
Net Assets (100%)		581,341
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total World Bond ETF
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $678,263)	581,336
Receivables for Investment Securities Sold	3,533
Receivables for Accrued Income	1
Total Assets	584,870
Liabilities
Payables for Investment Securities Purchased	3,529
Total Liabilities	3,529
Net Assets	581,341
At February 28, 2023, net assets consisted of:

Paid-in Capital	686,263
Total Distributable Earnings (Loss)	(104,922)
Net Assets	581,341

Net Assets
Applicable to 8,630,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	581,341
Net Asset Value Per Share	$67.36
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total World Bond ETF
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	6,838
Net Investment Income—Note B	6,838
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold[1]	(4,090)
Realized Net Gain (Loss)	(4,090)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(14,494)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,746)
1	Includes $224,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Total World Bond ETF
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,838	15,064
Realized Net Gain (Loss)	(4,090)	(3,721)
Change in Unrealized Appreciation (Depreciation)	(14,494)	(84,542)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,746)	(73,199)
Distributions
Total Distributions	(6,848)	(15,650)
Capital Share Transactions
Issued	67,546	209,449
Issued in Lieu of Cash Distributions	—	—
Redeemed	(37,440)	(132,239)
Net Increase (Decrease) from Capital Share Transactions	30,106	77,210
Total Increase (Decrease)	11,512	(11,639)
Net Assets
Beginning of Period	569,829	581,468
End of Period	581,341	569,829
See accompanying Notes, which are an integral part of the Financial Statements.
7

Total World Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,			September 4, 2018[1] to August 31, 2019
		2022	2021	2020
Net Asset Value, Beginning of Period	$69.58	$80.76	$81.56	$80.97	$75.00
Investment Operations
Net Investment Income[2]	.812	1.912	1.108	2.125	2.004
Capital Gain Distributions Received[2]	—	.327	.146	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(2.217)	(11.356)	(.929)	.782	6.071
Total from Investment Operations	(1.405)	(9.117)	.325	2.907	8.075
Distributions
Dividends from Net Investment Income	(.815)	(1.984)	(1.125)	(2.317)	(2.105)
Distributions from Realized Capital Gains	—	(.079)	—	—	—
Total Distributions	(.815)	(2.063)	(1.125)	(2.317)	(2.105)
Net Asset Value, End of Period	$67.36	$69.58	$80.76	$81.56	$80.97
Total Return	-2.01%	-11.51%	0.40%	3.69%	11.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$581	$570	$581	$448	$160
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—[3]
Acquired Fund Fees and Expenses	0.05%	0.05%	0.06%	0.06%	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	2.41%	2.55%	1.37%	2.64%	2.62%[3]
Portfolio Turnover Rate[4]	10%	13%	10%	19%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Total World Bond ETF
Notes to Financial Statements
Vanguard Total World Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the perfomance of its target index by investing in select Vanguard bond index ETF shares. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund
9

Total World Bond ETF
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended February 28, 2023, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2023, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
10

Total World Bond ETF
D.  As of February 28, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	681,136
Gross Unrealized Appreciation	3
Gross Unrealized Depreciation	(99,803)
Net Unrealized Appreciation (Depreciation)	(99,800)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $1,889,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	Shares (000)	Shares (000)
Issued	990	2,810
Issued in Lieu of Cash Distributions	—	—
Redeemed	(550)	(1,820)
Net Increase (Decrease) in Shares Outstanding	440	990
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Aug. 31, 2022 Market Value ($000)	Purchases at Cost[1] ($000)	Proceeds from Securities Sold[2] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Feb. 28, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	410	NA3	NA3	—	—	5	—	174
Vanguard Total Bond Market ETF	298,702	60,926	48,864	(2,103)	(8,068)	4,027	—	300,593
Vanguard Total International Bond ETF	270,714	61,855	43,587	(1,987)	(6,426)	2,806	—	280,569
Total	569,826	122,781	92,451	(4,090)	(14,494)	6,838	—	581,336
1	Includes $67,518,000 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.
2	Includes $37,426,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
11

Total World Bond ETF
G.  Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
12

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q30612 042023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD scottsdale FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD scottsdale FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 20, 2023

VANGUARD scottsdale FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 20, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.